No Load Class

April 29, 2020	Prospectus	www.kineticsfunds.com

The Alternative Income Fund (KWINX)
The Internet Fund (WWWFX)
The Global Fund (WWWEX)
The Paradigm Fund (WWNPX)
The Medical Fund (MEDRX)
The Small Cap Opportunities Fund (KSCOX)
The Market Opportunities Fund (KMKNX)
The Multi-Disciplinary Income Fund (KMDNX)

Each a series of Kinetics Mutual Funds, Inc.
Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, Kinetics Mutual Funds, Inc. will send a notice, either by mail or e-mail, each time your fund’s updated report is available on our website www.kineticsfunds.com. Investors enrolled in electronic delivery will receive the notice by e-mail, with links to the updated report and do not need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge by calling (800) 930-3828. Your election to receive reports in printed format will apply to all funds held in Kinetics Mutual Funds, Inc.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

No Load Class

SUMMARY SECTION

THE ALTERNATIVE INCOME FUND
Investment Objectives
The primary investment objective of the Alternative Income Fund is to provide current income and gains. The Alternative Income Fund seeks to obtain long-term growth of capital as a secondary objective. The Alternative Income Fund is the sole “feeder fund” to The Alternative Income Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Alternative Income Fund.

Fee Table(1)

SHAREHOLDER FEES (fees paid directly from your investment)	No Load Class
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		No Load Class
Management Fees(1)		0.90%
Distribution (Rule 12b-1) Fees		None
Other Expenses		1.11%
Shareholder Servicing Fees	0.25%
Other Operating Expenses	0.86%
Acquired Fund Fees and Expenses		0.05%
Total Annual Fund Operating Expenses(2)		2.06%
Fee Waiver and/or Expense Reimbursements(3)		-1.06%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements		1.00%

(1)
This table and the example below reflect the aggregate expenses of the Alternative Income Fund and the Alternative Income Portfolio. The management fees paid by the Alternative Income Fund reflect the proportionate share of fees allocated to the Alternative Income Fund from the Alternative Income Portfolio.

(2)
Total Annual Fund Operating Expenses do not correlate to the ratio of operating expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus, which reflects the Alternative Income Fund’s operating expenses and does not include acquired fund fees and expenses (“AFFE”).

(3)
Horizon Kinetics Asset Management LLC, the investment adviser to the Alternative Income Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 0.95%, excluding AFFE. These waivers and reimbursements are in effect until May 1, 2021, and may not be terminated without the approval of the Board.

Example. This Example is intended to help you compare the cost of investing in the Alternative Income Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Alternative Income Fund for the time periods indicated and then redeem all of your shares at the end of these

1

periods. The Example also assumes that your investment has a 5% return each year and that the Alternative Income Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year). Although your actual costs may be higher or lower, based on these assumptions your cost for the Alternative Income Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$102	$543	$1,011	$2,305

Portfolio Turnover. The Alternative Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Alternative Income Portfolio’s, and therefore the Alternative Income Fund’s, performance. During the most recent fiscal year, the Alternative Income Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategy
The Alternative Income Fund is a diversified fund that invests all of its investable assets in the Alternative Income Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Alternative Income Portfolio will hold a portfolio of primarily fixed income securities and, conditions permitting, implement an equity put writing option strategy intended to generate returns from the receipt of option premiums. The Alternative Income Portfolio will thereby only be able to seek to fulfill its primary investment objective of generating current income and gains by collecting premiums on written put options while maintaining a portfolio of primarily fixed income securities that serve as collateral to cover obligations pursuant to the written options. In addition to writing options when appropriate, the Alternative Income Portfolio may also purchase options in certain circumstances. The Alternative Income Portfolio’s secondary objective is to achieve long-term growth of capital.

The Alternative Income Portfolio implements option strategies on market indexes, exchange-traded funds (“ETFs”) or company specific equity securities, receiving up-front cash payments from the purchasers of these options in exchange for providing the purchasers with the right to potentially sell an underlying security to the Alternative Income Portfolio. If the prevailing market value of the underlying equity securities on an expiration date exceeds the exercise price of the put option that the Alternative Income Portfolio has written, it is expected that the option will not be exercised. In such instance, the Alternative Income Portfolio would not be required to purchase any securities and the received premium would be considered income.

At the time of writing (selling) a put option, the aggregated amount of all the notional obligations of the option positions (the sum of all the exercise prices referenced) held by the Alternative Income Portfolio may not exceed 100% of the Alternative Income Portfolio’s total assets. In this way, the Alternative Income Portfolio intends to have available at all times cash or fixed income investments to satisfy any obligations to purchase securities pursuant to options written.

The Investment Adviser selects option investments based on market volatility levels, underlying security valuations and perceived market risks. Further, the Investment Adviser evaluates relative option premiums and implied volatilities in determining preferred option contract terms, such as exercise prices and expiration dates. The Alternative Income Portfolio will typically buy or sell exchange-traded options on market indexes, diversified and non-diversified ETFs, real estate investment trusts (“REITs”), convertible securities and U.S. listed stocks of individual companies. The Alternative Income Portfolio may also invest in foreign securities, including up to 100% in emerging markets, directly or through American Depositary Receipts

2

(“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”). To the extent the Alternative Income Portfolio buys or sells options on single stock equity securities, the aggregate notional exposure to a specific underlying company will typically not exceed 5% of the Alternative Income Portfolio’s net assets at the time of investment.

To satisfy collateral requirements related to the use of derivatives and provide full coverage of potential security purchase obligations related to written options, the Alternative Income Portfolio may invest up to 100% of its net assets in fixed income securities including cash or cash equivalents, fixed income closed-end funds (“CEFs”) and ETFs. There are no limitations as to the maturities or credit ratings of the fixed income securities in which the Alternative Income Portfolio may invest, however, fixed income securities held by the Alternative Income Portfolio are generally issued by the U.S. government or investment grade, large capitalization U.S. companies.

In managing the Alternative Income Portfolio’s fixed income holdings, the Investment Adviser focuses on achieving a reasonable risk-adjusted return with an emphasis on capital preservation, while seeking long term growth of capital. The Investment Adviser will select fixed income securities based on market liquidity, duration risk, credit risk, and yield to maturity.

In connection with the Alternative Income Portfolio’s positions in derivatives, the Alternative Income Portfolio segregates liquid assets or will otherwise cover its position in accordance with applicable U.S. Securities and Exchange Commission (“SEC”) requirements. Additionally, the Alternative Income Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

The Alternative Income Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Alternative Income Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Alternative Income Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Alternative Income Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Alternative Income Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Alternative Income Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Alternative Income Fund, and indirectly the Alternative Income Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Alternative Income Fund, Alternative Income Portfolio and your investment. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below

3

is considered a principal risk of investing in the Alternative Income Fund, and indirectly the Alternative Income Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

ª	Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.

ª
Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Alternative Income Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

ª
Derivatives Risks: The Alternative Income Portfolio’s investments in options and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Alternative Income Portfolio. If a secondary market does not exist for an option purchased or written by the Alternative Income Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by the Alternative Income Portfolio would have to be exercised in order for the Alternative Income Portfolio to realize any profit and (2) the Alternative Income Portfolio may not be able to sell portfolio securities covering an option written by it until the option expires or it delivers the underlying security, upon exercise. To the extent the Alternative Income Portfolio segregates assets to cover derivative positions, the Alternative Income Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Alternative Income Portfolio properly in a manner consistent with its stated investment objective.

ª
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

ª
Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Conversely, actively-managed ETFs seek an investment objective by investing in a basket of securities based on the investment strategy and discretion of the ETF’s adviser. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales.  To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Alternative Income Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

ª
Foreign Securities Risks: The Alternative Income Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

4

ª
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Alternative Income Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant. The risks associated with changing interest rates may have unpredictable effects on the markets and the Alternative Income Portfolio's investments.

ª
Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Alternative Income Portfolio. These leveraged instruments may result in losses to the Alternative Income Portfolio or may adversely affect the Alternative Income Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Alternative Income Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

ª
Liquidity Risks: The Alternative Income Portfolio’s investments in options and, to the extent it invests in certain non-investment grade fixed income securities, including CEFs or ETFs, makes the Alternative Income Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions. Natural disasters, public health emergencies (including epidemics and pandemics), terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects.

ª
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By writing put options on equity securities, the Alternative Income Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the exercise prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Alternative Income Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

ª
REITs Risks: REITs may be affected by economic forces and other factors related to the real estate industry. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable law, or (ii) maintain their exemptions from registration under the 1940 Act.

ª
Sector Concentration Risk: Although the Alternative Income Portfolio will not concentrate its investments in any industries, the Alternative Income Portfolio may, at certain times, have concentrations in one or more sectors which may cause the Portfolio to be more sensitive to economic changes or events occurring in those sectors. As of December 31, 2019, the Portfolio had 35.5% invested in the Finance and Insurance sector.

5

ª
Security Selection Risks: The Alternative Income Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Alternative Income Portfolio’s, and therefore the Alternative Income Fund’s, investment objective.

Who may want to invest?
The Alternative Income Fund may be appropriate for investors who:

ª	wish to diversify their portfolios;

ª	wish to generate income and capital; and

ª	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Alternative Income Fund’s returns. The bar chart indicates the risks of investing in the Alternative Income Fund by showing the changes in the Alternative Income Fund’s performance from year to year (on a calendar year basis). The table shows how the Alternative Income Fund’s average annual returns, before and after taxes, compared with those of the Bloomberg Barclays U.S. 1-3 Year Credit Bond Index and the Bloomberg Barclays U.S. Aggregate Bond Index, which represent broad measures of market performance. The past performance of the Alternative Income Fund, before and after taxes, is not necessarily an indication of how the Alternative Income Fund or the Alternative Income Portfolio will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Alternative Income Fund’s performance would be reduced. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Important note about performance reflecting the Fund’s prior investment strategy. The performance shown for periods prior to January 1, 2013 reflects a previous investment objective and strategy. The Fund sought long-term growth of capital as its primary investment objective with a secondary objective to obtain current income while investing at least 80% of its assets in securities of companies engaged in water infrastructure and natural resources with a specific water theme and related activities. Effective January 1, 2013, the Fund’s performance reflects the significantly different investment objective of seeking to generate income and capital gains with long-term growth of capital as its secondary investment objective while investing in primarily fixed income securities while utilizing an options strategy.

6

Best Quarter:	2011	Q4	8.01%
Worst Quarter:	2011	Q3	-14.09%

The Alternative Income Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment. .

Average Annual Total Returns as of 12/31/2019

	1 Year	5 Years	10 Years	Since Inception (June 29, 2007)
The Alternative Income Fund (KWINX) No Load
Return Before Taxes	2.47%	2.53%	1.90%	0.61%
Return After Taxes on Distributions	1.81%	2.31%	1.61%	0.36%
Return After Taxes on Distributions and Sale of Fund Shares	1.46%	1.85%	1.36%	0.38%
Bloomberg Barclays U.S. 1-3 Year Credit Bond Index (reflects no deductions for fees, expenses or taxes)	5.01%	2.24%	2.33%	3.08%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	8.72%	3.05%	3.75%	4.36%

7

Management
Investment Adviser. Horizon Kinetics Asset Management LLC is the Alternative Income Portfolio’s investment adviser.

Portfolio Managers. The Alternative Income Portfolio is managed by an investment team with Mr. Stahl and Mr. Houk as the Co-Portfolio Managers. Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Investment Team Member	9
Murray Stahl	Co-Portfolio Manager	9
James Davolos	Investment Team Member	8
Matthew Houk	Co-Portfolio Manager	4
Steven Tuen	Investment Team Member	4
Steven Bregman	Investment Team Member	4

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Alternative Income Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. The minimum initial investment for both regular accounts and IRAs is $2,500 ($2,000 for Coverdell Education Savings Accounts). There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you at ordinary income or capital gain tax rates, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8

THE INTERNET FUND
Investment Objectives
The investment objective of the Internet Fund is long-term growth of capital. The Internet Fund seeks to obtain current income as a secondary objective. The Internet Fund is the sole “feeder fund” to The Internet Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Internet Fund.

Fee Table(1)

SHAREHOLDER FEES (fees paid directly from your investment)	No Load Class
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		No Load Class
Management Fees(1)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses		0.59%
Shareholder Servicing Fees	0.25%
Other Operating Expenses	0.34%
Acquired Fund Fees and Expenses(2)		0.25%
Total Annual Fund Operating Expenses		2.09%

(1)
This table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio. The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio.

(2)
Total Annual Fund Operating Expenses do not correlate to the ratio of operating expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus, which reflects the Internet Fund’s operating expenses and does not include acquired fund fees and expenses (“AFFE”).

Example. This Example is intended to help you compare the cost of investing in the Internet Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Internet Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Internet Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs for the Internet Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$212	$655	$1,124	$2,421

Portfolio Turnover. The Internet Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Internet Portfolio’s, and therefore the Internet Fund’s, performance. During the most recent fiscal year, the Internet Portfolio’s portfolio turnover rate was 1% of the average value of its portfolio.

9

Principal Investment Strategy
The Internet Fund is a non-diversified fund that invests all of its investable assets in the Internet Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)), of U.S. and foreign companies engaged in the Internet and Internet‑related activities and whose businesses are vastly improved through the distribution of content and reduction of costs with the use of the Internet, such as content providers, computer hardware and software, venture capital, Internet service providers, Internet portals, wireless/broadband access, e-commerce, financial service companies, auction houses, and telecommunications. The Internet Portfolio may also invest in exchange-traded funds (“ETFs”) and purchase and write options for hedging purposes and/or direct investment.

The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the Investment Adviser looks at the amount of capital a company currently expends on research and development. The Internet Portfolio may invest in companies of any size, including small and medium-sized companies. Additionally, the Internet Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

The Internet Portfolio may invest indirectly in bitcoins exclusively through a Delaware statutory trust (“Grayscale Bitcoin Trust”) that offers exposure to bitcoin. Grayscale Bitcoin Trust offers shares on an ongoing basis through private placements pursuant to the exemption from registration provided by Rule 506(c) under Regulation D of the Securities Act of 1933, as amended. Bitcoins are a digital commodity that are not issued by a government, bank or central organization. Bitcoins exist on an online, peer-to-peer computer network (the “Bitcoin Network”) that hosts a public transaction ledger where bitcoin transfers are recorded (the “Blockchain”). Bitcoins have no physical existence beyond the record of transactions on the Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoins.

The Internet Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to a wholly-owned and controlled subsidiary organized under the laws of the Cayman Islands (the “Cayman Subsidiary”). The Internet Portfolio realized capital gain on the transfer to the extent the value of the transferred Grayscale Bitcoin Trust interest at the time of transfer exceeded its tax basis in the hands of the Internet Portfolio.

The Internet Portfolio is also the sole shareholder of a wholly owned subsidiary organized under Delaware law (the “Delaware Subsidiary”). The Internet Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to the Delaware Subsidiary. Any net gains that the Delaware Subsidiary recognizes on future sales of the contributed Grayscale Bitcoin Trust shares will be subject to federal and state corporate income tax, but the dividends that the Delaware Subsidiary pays to the Internet Portfolio (i.e., those gains, net of the tax paid and any other expenses of the Delaware Subsidiary, such as its management and advisory fees) will be eligible to be treated as “qualified dividend income” under the Internal Revenue Code. The Delaware Subsidiary and the Cayman Subsidiary are each referred to herein as a “Subsidiary” and collectively as “Subsidiaries.” Additional information regarding the tax treatment of the Fund is provided in the “Taxes” section of the SAI.

In the future, the Internet Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Internet Fund under the Internal Revenue Code if held directly. The Internet

10

Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through a Subsidiary, would be more than 15% of its assets at the time of the investment.

Each Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Internet Portfolio will invest in its Subsidiaries within the limitations of the federal tax laws, rules and regulations that apply to “regulated investment companies” (“RICs”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code (“Subchapter M”). However, the Internet Portfolio and each Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of each Subsidiary. Each Subsidiary also complies with Section 17 of the Investment Company Act of 1940 (the “1940 Act”) relating to affiliated transactions and custody. Unlike the Internet Fund, each Subsidiary does not, and will not, seek to qualify as a RIC. The Internet Portfolio is the sole shareholder of each Subsidiary and does not expect shares of the Subsidiaries to be offered or sold to other investors.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Internet Portfolio.

The Internet Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Internet Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Internet Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Internet Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Internet Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Internet Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Internet Fund, and indirectly the Internet Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Internet Fund, Internet Portfolio and your investment. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a principal risk of investing in the Internet Fund, and indirectly the Internet Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

ª
Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Junk bonds are considered to be speculative in nature.

ª
Bitcoin Risks: The value of the Internet Portfolio’s investment in the Grayscale Bitcoin Trust directly and indirectly through its Subsidiaries is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which

11

consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Grayscale Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect the Internet Portfolio’s investment in the Grayscale Bitcoin Trust. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of the Internet Portfolio’s investment in the Grayscale Bitcoin Trust. Shares of the Grayscale Bitcoin Trust may trade at a premium or discount to the net asset value of the Grayscale Bitcoin Trust.

ª	Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.

ª
Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales.  To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Internet Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

ª
Foreign Securities Risks: The Internet Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

ª
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Internet Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant. The risks associated with changing interest rates may have unpredictable effects on the markets and the Internet Portfolio's investments.

ª
Internet Industry Concentration Risks: Investing a substantial portion of the Internet Portfolio’s assets in the Internet industry carries the risk that Internet-related securities will decline in price due to Internet developments. Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

ª
Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Internet Portfolio. These leveraged instruments may result in losses to the Internet Portfolio or may adversely affect the Internet Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Internet Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

ª
Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price. The Portfolio’s significant investment in a single position, makes the Portfolio especially susceptible to the

12

risk that during certain periods the liquidity of the single position will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

ª
Management Risks: There is no guarantee that the Internet Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Internet Fund, nor can it assure you that the market value of your investment will not decline.

ª
Non-Diversification Risks: As a non-diversified investment company, the Internet Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Internet Portfolio’s shares, and therefore the Internet Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

ª
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Internet Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Internet Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

ª	Participatory Notes Risks: The return on a participatory note (“P-note”) is linked to the performance of the issuers of the underlying securities. In addition, P-notes are subject to liquidity risk.

ª
Regulatory Risk: Bitcoin is generally not subject to the same degree of regulation as are registered U.S. securities. The reporting, accounting and auditing standards for Bitcoin may differ from the standards for registered U.S. securities. Furthermore, countries, including the U.S., may in the future curtail or outlaw the acquisition, use or redemption of bitcoins.

ª
Sector Concentration Risk: Although the Internet Portfolio will not concentrate its investments in any industries, the Internet Portfolio may, at certain times, have concentrations in one or more sectors which may cause the Portfolio to be more sensitive to economic changes or events occurring in those sectors. As of December 31, 2019, the Portfolio had 22.6% invested in the Finance and Insurance sector.

ª
Single Stock Concentration Risk: The Internet Portfolio may hold a large concentration of its net assets in a single security or issuer. Holding a large concentration in a single security or issuer may expose the portfolio to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Portfolio’s performance.

ª
Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Portfolio’s assets.

ª
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Internet Portfolio is likely to decline in value and you could lose money on your investment. Natural disasters, public health emergencies (including epidemics and pandemics), terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects.

ª
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio’s, and therefore the Internet Fund’s, investment objective.

13

ª
Subsidiary Risks: By investing in its Subsidiaries, the Internet Portfolio is indirectly exposed to the risks associated with each Subsidiary’s investments. Those investments held by the Subsidiaries are generally similar to the investments that are permitted to be held by the Internet Portfolio and are subject to the same risks that would apply to similar investments if held directly by the Internet Portfolio. Each Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States, Delaware and/or the Cayman Islands could result in the inability of the Internet Portfolio and/or its Subsidiaries to continue to operate and could adversely affect the Internet Fund’s performance.

ª
Tax Risks: In order to qualify as a RIC, the Internet Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investments in securities and certain other categories of investment income. It appears to be the position of the Internal Revenue Service (“IRS”) that gain realized on bitcoin investments such as investments in the Grayscale Bitcoin Trust will not be qualifying income. The Internet Portfolio’s investment in each Subsidiary is expected to provide the Internet Fund with exposure to such bitcoin investments within the limitations of the Internal Revenue Code for qualification as a RIC because, under applicable tax rules, the income earned by each Subsidiary will flow out as qualifying income for the RIC even though the income would not be qualifying income if earned directly by the RIC or indirectly by an entity classified as a partnership for federal income tax purposes, such as the Internet Portfolio, in which the RIC invests. There is a risk, however, that the IRS might assert that the income derived from the Internet Portfolio’s investment in a Subsidiary will not be considered qualifying income. If the Internet Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Internet Fund would be subject to diminished returns. Changes in the laws of the United States, Delaware and/or the Cayman Islands could result in the inability of the Internet Portfolio and/or its Subsidiaries to operate as described in this Prospectus and could adversely affect the Internet Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman Subsidiary. If Cayman Islands law changes such that the Cayman Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

ª
Valuation Risk: The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities or other investments, such as Bitcoin, that trade in thin or volatile markets or that are valued using a fair value methodology. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. The Portfolio’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. Shares of Grayscale Bitcoin Trust are intended to reflect the price of bitcoin assets, less fees and expenses, and the shares currently trade at a substantial premium to the net asset value of such assets. As such, the price of Grayscale Bitcoin Trust may go down even if the price of the underlying asset, bitcoin, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

ª
Volatility Risk: The Portfolio may have investments, including but not limited to Bitcoin, that appreciate or depreciate significantly in value over short periods of time. This may cause the Portfolio’s net asset value per share to experience significant increases or declines in value over short periods of time.

Who may want to invest?
The Internet Fund may be appropriate for investors who:

ª	wish to invest for the long-term;

ª	want to diversify their portfolios;

ª	want to allocate some portion of their long-term investments to value equity investing;

ª	are willing to accept the volatility associated with equity investing; and

14

ª	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Internet Fund’s returns. The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund’s performance from year to year (on a calendar year basis). The table shows how the Internet Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, which represent broad measures of market performance. The past performance of the Internet Fund, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.

Best Quarter:	2017	Q4	27.38%
Worst Quarter:	2011	Q3	-18.48%

The Internet Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns as of 12/31/2019

	1 Year	5 Years	10 Years	Since Inception(1)
The Internet Fund (WWWFX) No Load
Return Before Taxes	26.45%	7.02%	11.46%	13.54%
Return After Taxes on Distributions	26.02%	3.15%	9.10%	12.43%
Return After Taxes on Distributions and Sale of Fund Shares(2)	15.97%	4.93%	9.17%	12.05%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	31.49%	11.70%	13.56%	8.79%
NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)	35.23%	13.63%	14.74%	8.92%

15

(1)
The Internet Fund’s No Load Class shares commenced operations on October 21, 1996 and converted into a feeder fund of the Internet Portfolio on April 28, 2000. The returns for the two indices in this column have been calculated since the October 21, 1996 inception date of the Internet Fund’s No Load Class shares.

(2)
In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Return After Taxes on Distributions or Return Before Taxes due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period.

Management
Investment Adviser. Horizon Kinetics Asset Management LLC is the Internet Portfolio’s investment adviser.

Portfolio Managers. The Internet Portfolio is managed by an investment team with Mr. Doyle, Mr. Stahl and Mr. Davolos as the Co-Portfolio Managers. Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Co-Portfolio Manager	21
Murray Stahl	Co-Portfolio Manager	21
James Davolos	Co-Portfolio Manager	14
Steven Tuen	Investment Team Member	21
Steven Bregman	Investment Team Member	4

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Internet Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. The minimum initial investment for both regular accounts and IRAs is $2,500 ($2,000 for Coverdell Education Savings Accounts). There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you at ordinary income or capital gain tax rates, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16

THE GLOBAL FUND

Investment Objective
The investment objective of the Global Fund is long-term growth of capital. The Global Fund is the sole “feeder fund” to The Global Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Global Fund.

Fee Table(1)

SHAREHOLDER FEES (fees paid directly from your investment)	No Load Class
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		No Load Class
Management Fees(1)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses		1.28%
Shareholder Servicing Fees	0.25%
Other Operating Expenses	1.03%
Acquired Fund Fees and Expenses(2)		0.20%
Total Annual Fund Operating Expenses		2.73%
Fee Waiver and/or Expense Reimbursements(3)		-1.14%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements		1.59%

(1)
This table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio. The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the Global Portfolio.

(2)
Total Annual Fund Operating Expenses do not correlate to the ratio of operating expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus, which reflects the Global Fund’s operating expenses and does not include acquired fund fees and expenses (“AFFE”).

(3)
Horizon Kinetics Asset Management LLC, the investment adviser to the Global Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 1.39%, excluding AFFE. These waivers and reimbursements are in effect until May 1, 2021, and may not be terminated without the approval of the Board.

17

Example. This Example is intended to help you compare the cost of investing in No Load Class shares of the Global Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Global Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Global Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year). Although your actual costs may be higher or lower, based on these assumptions your cost for the Global Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$162	$739	$1,343	$2,977

Portfolio Turnover. The Global Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Global Portfolio’s, and therefore the Global Fund’s, performance. During the most recent fiscal year, the Global Portfolio’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategy
The Global Fund is a diversified fund that invests all of its investable assets in the Global Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Global Portfolio invests at least 65% of its net assets plus any borrowings for investment purposes in common stocks, exchange traded funds (“ETFs”), convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of foreign and U.S. companies listed on publicly traded exchanges. At least 40%, of the Global Portfolio’s net assets, will be invested in companies located outside the U.S. The Global Portfolio will at all times have exposure to at least three (3) countries, which may include the U.S. The Global Portfolio may also purchase and write options for hedging purposes and/or direct investment and invest in participatory notes (commonly known as “P-notes”) to take positions in certain foreign securities.

The Global Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality. The Global Portfolio may invest up to 100% of its assets in companies located in emerging markets.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities or achieve a greater competitive advantage in cost/profitability and brand image leveraging. This evaluation by the Investment Adviser includes consideration of a company’s potential to maintain and grow long lived assets, while generating high returns on capital with operating predictability and transparency. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Global Portfolio may invest in companies of any size, including small and medium-sized companies. Additionally, the Global Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

The Global Portfolio may invest indirectly in bitcoins exclusively through a Delaware statutory trust (“Grayscale Bitcoin Trust”) that offers exposure to bitcoin. Grayscale Bitcoin Trust offers shares on an

18

ongoing basis through private placements pursuant to the exemption from registration provided by Rule 506(c) under Regulation D of the Securities Act of 1933, as amended. Bitcoins are a digital commodity that are not issued by a government, bank or central organization. Bitcoins exist on an online, peer-to-peer computer network (the “Bitcoin Network”) that hosts a public transaction ledger where bitcoin transfers are recorded (the “Blockchain”). Bitcoins have no physical existence beyond the record of transactions on the Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoins.

The Global Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to a wholly-owned and controlled subsidiary organized under the laws of the Cayman Islands (the “Cayman Subsidiary”). The Global Portfolio realized capital gain on the transfer to the extent the value of the transferred Grayscale Bitcoin Trust interest at the time of transfer exceeded its tax basis in the hands of the Global Portfolio.

The Global Portfolio is also the sole shareholder of a wholly owned subsidiary organized under Delaware law (the “Delaware Subsidiary”). The Global Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to the Delaware Subsidiary. Any net gains that the Delaware Subsidiary recognizes on future sales of the contributed Grayscale Bitcoin Trust shares will be subject to federal and state corporate income tax, but the dividends that the Delaware Subsidiary pays to the Global Portfolio (i.e., those gains, net of the tax paid and any other expenses of the Delaware Subsidiary, such as its management and advisory fees) will be eligible to be treated as “qualified dividend income” under the Internal Revenue Code. The Delaware Subsidiary and the Cayman Subsidiary are each referred to herein as a “Subsidiary” and collectively as “Subsidiaries.” Additional information regarding the tax treatment of the Fund is provided in the “Taxes” section of the SAI.

In the future, the Global Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Global Fund under the Internal Revenue Code. The Global Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through a Subsidiary, would be more than 15% of its assets at the time of the investment.

Each Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Global Portfolio will invest in its Subsidiaries within the limitations of the federal tax laws, rules and regulations that apply to “regulated investment companies” (“RICs”) under Subchapter M, of Subtitle A, Chapter 1, of the Internal Revenue Code (“Subchapter M”). However, the Global Portfolio and each Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of each Subsidiary. Each Subsidiary also complies with Section 17 of the Investment Company Act of 1940 (the “1940 Act”) relating to affiliated transactions and custody. Unlike the Global Fund, each Subsidiary does not, and will not, seek to qualify as a RIC. The Global Portfolio is the sole shareholder of each Subsidiary, and does not expect shares of the Subsidiaries to be offered or sold to other investors.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model. A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Global Portfolio.

The Global Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high

19

quality, U.S. short-term debt securities and money market instruments.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Global Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Global Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Global Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Global Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Global Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Principal Investment Risks
The Global Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money. The principal risks of investing in the Global Fund, and indirectly the Global Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Global Fund, Global Portfolio and your investment. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a principal risk of investing in the Global Fund, and indirectly the Global Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

ª
Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Junk bonds are considered to be speculative in nature.

ª
Bitcoin Risks: The value of the Global Portfolio’s investment in the Grayscale Bitcoin Trust directly and indirectly through its Subsidiaries is subject to fluctuations in the value of bitcoins.  The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Grayscale Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect the Global Portfolio’s investment in the Grayscale Bitcoin Trust. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of the Global Portfolio’s investment in the Grayscale Bitcoin Trust. Shares of the Grayscale Bitcoin Trust may trade at a premium or discount to the net asset value of the Grayscale Bitcoin Trust.

ª	Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.

ª
Counterparty Risks: Transactions involving a counterparty are subject to the credit risk of the counterparty. A Portfolio that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise

20

experiences a business interruption, the Portfolio could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.

ª
Derivatives Risks: The Global Portfolio’s investments in P-notes and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Global Portfolio.

ª
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

ª
Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales.  To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Global Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

ª
Foreign Securities Risks: The Global Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

ª
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Global Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant. The risks associated with changing interest rates may have unpredictable effects on the markets and the Global Portfolio's investments.

ª
Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Global Portfolio. These leveraged instruments may result in losses to the Global Portfolio or may adversely affect the Global Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Global Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

ª
Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price. The Portfolio’s significant investment in a single position, makes the Portfolio especially

21

susceptible to the risk that during certain periods the liquidity of the single position will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

ª
Management Risks: There is no guarantee that the Global Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Global Fund, nor can it assure you that the market value of your investment will not decline.

ª
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Global Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Global Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

ª	Participatory Notes Risks: The return on a participatory note (“P-note”) is linked to the performance of the issuers of the underlying securities. In addition, P-notes are subject to liquidity risk.

ª
Regulatory Risk: Bitcoin is generally not subject to the same degree of regulation as are registered U.S. securities. The reporting, accounting and auditing standards for Bitcoin may differ from the standards for registered U.S. securities. Furthermore, countries, including the U.S., may in the future curtail or outlaw the acquisition, use or redemption of bitcoins.

ª
Single Stock Concentration Risk: The Global Portfolio may hold a large concentration of its net assets in a single security or issuer. Holding a large concentration in a single security or issuer may expose the portfolio to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Portfolio’s performance.

ª
Small and Medium-Size Company Risks: The Global Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Global Portfolio’s assets.

ª
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Global Portfolio, and therefore the Global Fund, is likely to decline in value and you could lose money on your investment. Natural disasters, public health emergencies (including epidemics and pandemics), terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects.

ª
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Global Portfolio’s, and therefore the Global Fund’s, investment objective.

ª
Subsidiary Risks: By investing in its Subsidiaries, the Global Portfolio is indirectly exposed to the risks associated with each Subsidiary’s investments. Those investments held by the Subsidiaries are generally similar to the investments that are permitted to be held by the Global Portfolio and are subject to the

22

same risks that would apply to similar investments if held directly by the Global Portfolio. Each Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States, Delaware and/or the Cayman Islands could result in the inability of the Global Portfolio and/or its Subsidiaries to continue to operate and could adversely affect the Global Fund’s performance.

ª
Tax Risks: In order to qualify as a RIC, the Global Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investments in securities and certain other categories of investment income. It appears to be the position of the Internal Revenue Service (“IRS”) that gain realized on bitcoin investments such as investments in the Grayscale Bitcoin Trust will not be qualifying income. The Global Portfolio’s investment in each Subsidiary is expected to provide the Global Fund with exposure to such bitcoin investments within the limitations of the Internal Revenue Code for qualification as a RIC because, under applicable tax rules, the income earned by each Subsidiary will flow out as qualifying income for the RIC even though the income would not be qualifying income if earned directly by the RIC or directly by an entity classified as a partnership for federal income tax purposes, such as the Global Portfolio, in which the RIC invests. There is a risk, however, that the IRS might assert that the income derived from the Global Portfolio’s investment in a Subsidiary will not be considered qualifying income. If the Global Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Global Fund would be subject to diminished returns. Changes in the laws of the United States, Delaware and/or the Cayman Islands could result in the inability of the Global Portfolio and/or its Subsidiaries to operate as described in this Prospectus and could adversely affect the Global Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman Subsidiary. If Cayman Islands law changes such that the Cayman Subsidiary must pay Cayman Islands taxes, Global Fund shareholders would likely suffer decreased investment returns.

ª
Valuation Risk: The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities or other investments, such as Bitcoin, that trade in thin or volatile markets or that are valued using a fair value methodology. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. The Portfolio’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. Shares of Grayscale Bitcoin Trust are intended to reflect the price of bitcoin assets, less fees and expenses, and the shares currently trade at a substantial premium to the net asset value of such assets. As such, the price of Grayscale Bitcoin Trust may go down even if the price of the underlying asset, bitcoin, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

ª
Volatility Risk: The Portfolio may have investments, including but not limited to Bitcoin, that appreciate or depreciate significantly in value over short periods of time. This may cause the Portfolio’s net asset value per share to experience significant increases or declines in value over short periods of time.

Who may want to invest?
The Global Fund may be appropriate for investors who:

ª	wish to invest for the long-term;

ª	want to diversify their portfolios;

23

ª	want to allocate some portion of their long-term investments to value equity investing;

ª	are willing to accept the volatility associated with equity investing; and

ª	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Global Fund’s returns. The bar chart indicates the risks of investing in the Global Fund by showing the changes in the Global Fund’s performance from year to year (on a calendar year basis). The table shows how the Global Fund’s average annual returns, before and after taxes, compare with those of the S&P® 500 Index and the MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”), which represent broad measures of market performance. As of March 14, 2008, the Global Fund and the Global Portfolio, which were formerly known as the Internet Emerging Growth Fund and the Internet Emerging Growth Portfolio, respectively, changed to the investment strategy set forth in this Prospectus. The performance shown for the periods or portion of periods prior to March 14, 2008 represents performance of the Global Portfolio’s prior strategy to invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities of small and medium-capitalization U.S. and foreign companies engaged in the Internet and Internet-related activities. The past performance of the Global Fund, before and after taxes, is not necessarily an indication of how the Global Fund or the Global Portfolio will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Global Fund’s performance would be reduced. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.

Best Quarter:	2017	Q4	21.73%
Worst Quarter:	2018	Q4	-18.32%

The Global Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment. The Return After Taxes on Distributions

24

and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns as of 12/31/2019

	1 Year	5 Years	10 Years	Since Inception(1)
The Global Fund (WWWEX) No Load
Return Before Taxes	21.61%	6.45%	6.86%	-0.36%
Return After Taxes on Distributions	21.61%	5.95%	6.57%	-0.74%
Return After Taxes on Distributions and Sale of Fund Shares(2)	12.79%	5.02%	5.57%	-0.36%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	31.49%	11.70%	13.56%	6.06%
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	26.60%	8.41%	8.79%	4.52%

(1)
The Global Fund’s No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Global Portfolio on April 28, 2000. The returns for the indices in this column have been calculated since the December 31, 1999 inception date of the Global Fund’s No Load Class shares.

(2)
In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Return After Taxes on Distributions or Return Before Taxes due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period.

Management
Investment Adviser. Horizon Kinetics Asset Management LLC is the Global Portfolio’s investment adviser.

Portfolio Managers. The Global Portfolio is managed by an investment team with Mr. Stahl and Mr. Tuen as the Co-Portfolio Managers. Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Murray Stahl	Co-Portfolio Manager	21
Steven Tuen	Co-Portfolio Manager	17
Peter B. Doyle	Investment Team Member	21
James Davolos	Investment Team Member	14
Steven Bregman	Investment Team Member	4

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Global Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. The minimum initial investment for both regular accounts and IRAs is $2,500 ($2,000 for Coverdell Education Savings Accounts). There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you at ordinary income or capital gain tax rates, and you will generally recognize gain or loss when you redeem shares.

25

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

26

THE PARADIGM FUND
Investment Objective
The investment objective of the Paradigm Fund is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Paradigm Fund.

Fee Table(1)

SHAREHOLDER FEES (fees paid directly from your investment)	No Load Class
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		No Load Class
Management Fees(1)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses		0.47%
Shareholder Servicing Fees	0.25%
Other Operating Expenses	0.22%
Total Annual Fund Operating Expenses		1.72%
Fee Waiver and/or Expense Reimbursements(2)		-0.08%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements		1.64%

(1)
This table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio. The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio.

(2)
Horizon Kinetics Asset Management LLC, the investment adviser to the Paradigm Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 1.64%, excluding acquired fund fees and expenses (“AFFE”). These waivers and reimbursements are in effect until May 1, 2021, and may not be terminated without the approval of the Board.

Example. This Example is intended to help you compare the cost of investing in the Paradigm Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Paradigm Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year). Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$167	$534	$926	$2,024

Portfolio Turnover. The Paradigm Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which

27

are not reflected in annual fund operating expenses or in the Example, affect the Paradigm Portfolio’s, and therefore the Paradigm Fund’s, performance. During the most recent fiscal year, the Paradigm Portfolio’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategy
The Paradigm Fund is a non-diversified fund that invests all of its investable assets in the Paradigm Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, exchange-traded funds (“ETFs”), convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies that the Investment Adviser believes are undervalued, that have, or are expected to soon have, high returns on equity and that are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The Paradigm Portfolio will carry out its investment strategy by regarding investments as representing fractional ownership in the underlying companies’ assets. This will allow the Paradigm Portfolio, and therefore the Paradigm Fund, to attempt to achieve its investment objective by acting as a classic value investor seeking high returns on equity, an intrinsic characteristic of the investment, not a reappraisal of a company’s stock value by the market, an external factor. The Paradigm Portfolio may also purchase and write options for hedging purposes and/or direct investment.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality. The Paradigm Portfolio may invest up to 100% of its total assets in companies located in emerging markets.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Paradigm Portfolio may invest in companies of any size, including small and medium-size companies. Additionally, the Paradigm Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

The Paradigm Portfolio may invest indirectly in bitcoins exclusively through a Delaware statutory trust (“Grayscale Bitcoin Trust”) that offers exposure to bitcoin. Grayscale Bitcoin Trust offers shares on an ongoing basis through private placements pursuant to the exemption from registration provided by Rule 506(c) under Regulation D of the Securities Act of 1933, as amended. Bitcoins are a digital commodity that are not issued by a government, bank or central organization. Bitcoins exist on an online, peer-to-peer computer network (the “Bitcoin Network”) that hosts a public transaction ledger where bitcoin transfers are recorded (the “Blockchain”). Bitcoins have no physical existence beyond the record of transactions on the Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoins.

The Paradigm Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to a wholly-owned and controlled subsidiary organized under the laws of the Cayman Islands (the “Subsidiary” or the “Cayman Subsidiary”). The Paradigm Portfolio realized capital gain on the transfer to the extent the value of the transferred Grayscale Bitcoin Trust interest at the time of transfer exceeded its tax basis in the hands of the Paradigm Portfolio. Additional information regarding the tax treatment of the Fund is provided in the “Taxes” section of the SAI.

28

In the future, the Paradigm Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Paradigm Fund under the Internal Revenue Code. The Paradigm Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through a Subsidiary, would be more than 15% of its assets at the time of the investment.

The Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Paradigm Portfolio will invest in its Subsidiary within the limitations of the federal tax laws, rules and regulations that apply to “regulated investment companies” (“RICs”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code (“Subchapter M”). However, the Paradigm Portfolio and the Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of the Subsidiary. The Subsidiary also complies with Section 17 of the Investment Company Act of 1940 (the “1940 Act”) relating to affiliated transactions and custody. Unlike the Paradigm Fund, the Subsidiary does not, and will not, seek to qualify as a RIC. The Paradigm Portfolio is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model. A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Paradigm Portfolio.

The Paradigm Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Paradigm Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Paradigm Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Paradigm Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Paradigm Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Paradigm Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

The Paradigm Portfolio held 27.68% of its net assets in the Texas Pacific Land Trust (the “Land Trust”) as of March 31, 2020. The Land Trust is a trust organized under the laws of the state of New York. One of the largest land owners in Texas, the Land Trust derives most of its income from oil and gas royalty revenue, land easements and water royalties and sales. The Land Trust has historically operated with minimal operating expenses, little to no debt and utilized cash flow to return capital to unitholders through share repurchases and dividends. While the Land Trust has held the majority of its assets since its formation in 1888, the development of energy resources subject to its royalty interests and related land use have experienced rapid growth in recent years due to advances in energy exploration and extraction technologies.

29

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Paradigm Fund, and indirectly the Paradigm Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Paradigm Fund, Paradigm Portfolio and your investment. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a principal risk of investing in the Paradigm Fund, and indirectly the Paradigm Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

ª
Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Junk bonds are considered to be speculative in nature.

ª
Bitcoin Risks: The value of the Paradigm Portfolio’s investment in the Grayscale Bitcoin Trust directly and indirectly through its Subsidiaries is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Grayscale Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect the Paradigm Portfolio’s investment in the Grayscale Bitcoin Trust. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of the Paradigm Portfolio’s investment in the Grayscale Bitcoin Trust. Shares of the Grayscale Bitcoin Trust may trade at a premium or discount to the net asset value of the Grayscale Bitcoin Trust.

ª	Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.

ª	Emerging Markets Risks: The risks of foreign investments are usually much greater for the emerging markets. Investments in emerging markets may be considered speculative.

ª
Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales.  To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Paradigm Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

ª
Foreign Securities Risks: The Paradigm Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities

30

include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

ª
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Paradigm Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant. The risks associated with changing interest rates may have unpredictable effects on the markets and the Paradigm Portfolio's investments.

ª
Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Paradigm Portfolio. These leveraged instruments may result in losses to the Paradigm Portfolio or may adversely affect the Paradigm Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Paradigm Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

ª
Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price. The Portfolio’s significant investment in a single position, makes the Portfolio especially susceptible to the risk that during certain periods the liquidity of the single position will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

ª
Management Risks: There is no guarantee that the Paradigm Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Paradigm Fund, nor can it assure you that the market value of your investment will not decline.

ª
Non-Diversification Risks: As a non-diversified investment company, the Paradigm Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Paradigm Portfolio’s shares, and therefore the Paradigm Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

ª
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Paradigm Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Paradigm Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

ª
Petroleum and Gas Sector Risk: The profitability of companies in the oil and gas industry is related to worldwide energy prices, exploration costs and production spending. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation. Companies in the oil and gas industry may be adversely affected by: natural disasters or other catastrophes; changes in exchange rates or interest rates; prices for competitive energy services, economic conditions, tax treatment, or government regulation; government intervention; negative public perception; or

31

unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property, imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence or labor unrest). Companies in the oil and gas industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

ª
Regulatory Risk: Bitcoin is generally not subject to the same degree of regulation as are registered U.S. securities. The reporting, accounting and auditing standards for Bitcoin may differ from the standards for registered U.S. securities. Furthermore, countries, including the U.S., may in the future curtail or outlaw the acquisition, use or redemption of bitcoins.

ª
Sector Concentration Risk: Although the Paradigm Portfolio will not concentrate its investments in any industries, the Paradigm Portfolio may, at certain times, have concentrations in one or more sectors which may cause the Portfolio to be more sensitive to economic changes or events occurring in those sectors. As of December 31, 2019, the Portfolio had 40.30% invested in the Petroleum and Gas sector.

ª
Single Stock Concentration Risk: The Paradigm Portfolio may hold a large concentration of its net assets in a single security or issuer. Holding a large concentration in a single security or issuer may expose the portfolio to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance.

ª
Small and Medium-Size Company Risks: The Paradigm Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm Portfolio’s assets.

ª
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Paradigm Portfolio, and therefore the Paradigm Fund, is likely to decline in value and you could lose money on your investment. Natural disasters, public health emergencies (including epidemics and pandemics), terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects.

ª
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio’s, and therefore the Paradigm Fund’s, investment objective.

ª
Subsidiary Risks: By investing in the Subsidiary, the Paradigm Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. Those investments held by the Subsidiary are generally similar to the investments that are permitted to be held by the Paradigm Portfolio and are subject to the same risks that would apply to similar investments if held directly by the Paradigm Portfolio. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Paradigm Portfolio and/or its Subsidiary to continue to operate and could adversely affect the Paradigm Fund’s performance.

ª
Tax Risks: In order to qualify as a RIC, the Paradigm Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investments in securities and certain

32

other categories of investment income. It appears to be the position of the Internal Revenue Service (“IRS”) that gain realized on bitcoin investments such as investments in the Grayscale Bitcoin Trust will not be qualifying income. The Paradigm Portfolio’s investment in the Subsidiary is expected to provide the Paradigm Fund with exposure to such bitcoin investments within the limitations of the Internal Revenue Code for qualification as a RIC because, under applicable tax rules, the income earned by the Subsidiary will flow out as qualifying income for the RIC even though the income would not be qualifying income if earned directly by the RIC or directly by an entity classified as a partnership for federal income tax purposes, such as the Paradigm Portfolio, in which the RIC invests. There is a risk, however, that the IRS might assert that the income derived from the Paradigm Portfolio’s investment in the Subsidiary will not be considered qualifying income. If the Paradigm Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Paradigm Fund would be subject to diminished returns. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Paradigm Portfolio and/or its Subsidiary to operate as described in this Prospectus and could adversely affect the Paradigm Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman Subsidiary. If Cayman Islands law changes such that the Cayman Subsidiary must pay Cayman Islands taxes, Paradigm Fund shareholders would likely suffer decreased investment returns.

ª
Valuation Risk: The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities or other investments, such as Bitcoin, that trade in thin or volatile markets or that are valued using a fair value methodology. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. The Portfolio’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. Shares of Grayscale Bitcoin Trust are intended to reflect the price of bitcoin assets, less fees and expenses, and the shares currently trade at a substantial premium to the net asset value of such assets. As such, the price of Grayscale Bitcoin Trust may go down even if the price of the underlying asset, bitcoin, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets

ª
Volatility Risk: The Portfolio may have investments, including but not limited to Bitcoin, that appreciate or depreciate significantly in value over short periods of time. This may cause the Portfolio’s net asset value per share to experience significant increases or declines in value over short periods of time.

Who may want to invest?
The Paradigm Fund may be appropriate for investors who:

ª	wish to invest for the long-term;

ª	want to diversify their portfolios;

ª	want to allocate some portion of their long-term investments to equity investing;

ª	are willing to accept the volatility associated with equity investing; and

ª	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Paradigm Fund’s returns. The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm Fund’s performance from year to year (on a calendar year basis). The table shows how the Paradigm Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”), which represent broad measures of market performance.

33

The past performance of the Paradigm Fund, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in effect, the Paradigm Fund’s performance would be reduced. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.

Best Quarter:	2019	Q1	22.00%
Worst Quarter:	2018	Q4	-22.91%

The Paradigm Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.
Average Annual Total Returns as of 12/31/2019

	1 Year	5 Years	10 Years	Since Inception(1)
The Paradigm Fund (WWNPX) No Load
Return Before Taxes	30.48%	11.81%	11.84%	9.87%
Return After Taxes on Distributions	30.17%	11.25%	11.50%	9.64%
Return After Taxes on Distributions and Sale of Fund Shares	18.26%	9.34%	9.83%	8.57%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	31.49%	11.70%	13.56%	6.06%
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	26.60%	8.41%	8.79%	4.52%

(1)
The Paradigm Fund’s No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Paradigm Portfolio on April 28, 2000. The returns for the two indices in this column have been calculated since the December 31, 1999 inception date of the Paradigm Fund’s No Load Class shares.

34

Management
Investment Adviser. Horizon Kinetics Asset Management LLC is the Paradigm Portfolio’s investment adviser.

Portfolio Managers. The Paradigm Portfolio is managed by an investment team with Mr. Doyle, Mr. Stahl, and Mr. Bregman as the Co-Portfolio Managers. Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Co-Portfolio Manager	21
Murray Stahl	Co-Portfolio Manager	21
Steven Bregman	Co-Portfolio Manager	4
James Davolos	Investment Team Member	14

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Paradigm Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. The minimum initial investment for both regular accounts and IRAs is $2,500 ($2,000 for Coverdell Education Savings Accounts). There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you at ordinary income or capital gain tax rates, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

35

THE MEDICAL FUND
Investment Objective
The investment objective of the Medical Fund is long-term growth of capital. The Medical Fund is the sole “feeder fund” to The Medical Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Medical Fund.

Fee Table(1)

SHAREHOLDER FEES (fees paid directly from your investment)	No Load Class
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		No Load Class
Management Fees(1)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses		1.09%
Shareholder Servicing Fees	0.25%
Other Operating Expenses	0.84%
Total Annual Fund Operating Expenses		2.34%
Fee Waiver and/or Expense Reimbursements(2)		-0.95%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements		1.39%

(1)
This table and the example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio. The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio.

(2)
Horizon Kinetics Asset Management LLC, the investment adviser to the Medical Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 1.39%, excluding acquired fund fees and expenses (“AFFE”). These waivers and reimbursements are in effect until May 1, 2021, and may not be terminated without the approval of the Board.

Example. This Example is intended to help you compare the cost of investing in the Medical Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Medical Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year). Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$142	$639	$1,164	$2,603

36

Portfolio Turnover. The Medical Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Medical Portfolio’s, and therefore the Medical Fund’s, performance. During the most recent fiscal year, the Medical Portfolio’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategy
The Medical Fund is a non-diversified fund that invests all of its investable assets in the Medical Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies engaged in medical research, pharmaceutical and medical technology industries and related technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, such as pharmaceutical development companies, surgical and medical instrument manufacturers and developers, pharmaceutical manufacturers, and biotech and medical research companies. These types of companies derive at least 50% of their revenue from such activities. The Medical Portfolio may also invest in exchange-traded funds (“ETFs”) and purchase and write options for hedging purposes and/or direct investment.

The Medical Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment Adviser also looks at the amount of capital a company spends on research and development because the Investment Adviser believes that such expenditures frequently have significant bearing on future growth. The Medical Portfolio may invest in companies of any size, including small and medium-size companies. Additionally, the Medical Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Medical Portfolio.

The Medical Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Medical Portfolio during such periods of time.

37

Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Medical Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Medical Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Medical Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Medical Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Medical Fund, and indirectly the Medical Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Medical Fund, the Medical Portfolio and your investment. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a principal risk of investing in the Medical Fund, and indirectly the Medical Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

ª
Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Junk bonds are considered to be speculative in nature.

ª
Concentration Risks of the Medical Industry: Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Additionally, it is possible that a medical device or product may fail after its research period; such research period may involve substantial research, testing and development time and the development company may incur significant costs. Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

ª	Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.

ª
Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales.  To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Medical Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

38

ª
Foreign Securities Risks: The Medical Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

ª
Industry Emphasis Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

ª
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Medical Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant. The risks associated with changing interest rates may have unpredictable effects on the markets and the Medical Portfolio's investments.

ª
Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Medical Portfolio. These leveraged instruments may result in losses to the Medical Portfolio or may adversely affect the Medical Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Medical Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

ª	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

ª
Management Risks: There is no guarantee that the Medical Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Medical Fund, nor can it assure you that the market value of your investment will not decline.

ª
Non-Diversification Risks: As a non-diversified investment company, the Medical Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Medical Portfolio’s shares, and therefore the Medical Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

ª
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Medical Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Medical Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

ª
Small and Medium-Size Company Risks: The Medical Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio’s assets.

39

ª
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Medical Portfolio, and therefore the Medical Fund, is likely to decline in value and you could lose money on your investment. Natural disasters, public health emergencies (including epidemics and pandemics), terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects.

ª
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio’s, and therefore the Medical Fund’s, investment objective.

Who may want to invest?
The Medical Fund may be appropriate for investors who:

ª	wish to invest for the long-term;

ª	want to diversify their portfolios;

ª	want to allocate some portion of their long-term investments to value equity investing;

ª	are willing to accept the volatility associated with equity investing; and

ª	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Medical Fund’s returns. The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund’s performance from year to year (on a calendar year basis). The table shows how the Medical Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, which represent broad measures of market performance. The past performance of the Medical Fund, before and after taxes, is not necessarily an indication of how the Medical Fund or the Medical Portfolio will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Medical Fund's performance would be reduced. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.

40

Best Quarter:	2013	Q1	20.54%
Worst Quarter:	2011	Q3	-15.60%

The Medical Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns as of 12/31/2019

	1 Year	5 Years	10 Years	Since Inception(1)
The Medical Fund (MEDRX) No Load
Return Before Taxes	16.04%	5.07%	10.26%	9.11%
Return After Taxes on Distributions	15.33%	3.12%	8.85%	8.29%
Return After Taxes on Distributions and Sale of Fund Shares(2)	10.00%	3.65%	8.25%	7.75%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	31.49%	11.70%	13.56%	6.71%
NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)	35.23%	13.63%	14.74%	6.02%

(1)
The Medical Fund’s No Load Class shares commenced operations on September 30, 1999 and converted into a feeder fund of the Medical Portfolio on April 28, 2000. The returns for the two indices in this column have been calculated since the September 30, 1999 inception date for the Medical Fund’s No Load Class shares.

(2)
In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Return After Taxes on Distributions or Return Before Taxes due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period.

41

Management
Investment Adviser. Horizon Kinetics Asset Management LLC is the Medical Portfolio’s investment adviser.

Portfolio Managers. The Medical Portfolio is managed by an investment team with Mr. Abel as the Portfolio Manager. Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
B. Paul Abel	Portfolio Manager	21
Peter B. Doyle	Investment Team Member	21

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Medical Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. The minimum initial investment for both regular accounts and IRAs is $2,500 ($2,000 for Coverdell Education Savings Accounts). There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you at ordinary income or capital gain tax rates, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

42

THE SMALL CAP OPPORTUNITIES FUND
Investment Objective
The investment objective of the Small Cap Opportunities Fund (the “Small Cap Fund”) is long-term growth of capital. The Small Cap Fund is the sole “feeder fund” to The Small Cap Opportunities Portfolio (the “Small Cap Portfolio”), a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Small Cap Fund.

Fee Table(1)

SHAREHOLDER FEES (fees paid directly from your investment)	No Load Class
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		No Load Class
Management Fees(1)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses		0.50%
Shareholder Servicing Fees	0.25%
Other Operating Expenses	0.25%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses(2)		1.76%
Fee Waiver and/or Expense Reimbursements(3)		-0.11%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements		1.65%

(1)
This table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Opportunities Portfolio (the “Small Cap Portfolio”). The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio.

(2)
Total Annual Fund Operating Expenses do not correlate to the ratio of operating expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus, which reflects the Small Cap Fund’s operating expenses and does not include acquired fund fees and expenses (“AFFE”).

(3)
Horizon Kinetics Asset Management LLC, the investment adviser to the Small Cap Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 1.64%, excluding AFFE. These waivers and reimbursements are in effect until May 1, 2021, and may not be terminated without the approval of the Board.

43

Example. This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Small Cap Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year). Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$168	$543	$944	$2,064

Portfolio Turnover. The Small Cap Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Small Cap Portfolio’s, and therefore the Small Cap Fund’s, performance. During the most recent fiscal year, the Small Cap Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategy
The Small Cap Fund is a non-diversified fund that invests all of its investable assets in the Small Cap Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Small Cap Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign small capitalization companies that provide attractive valuation opportunities. The Small Cap Portfolio’s Investment Adviser considers small cap companies to be those with market capitalizations at or below the highest market capitalization of a component security within the S&P 600® SmallCap Index. The highest market capitalization of a company within the S&P 600® SmallCap Index was approximately $4.4 billion as of March 31, 2020. The Small Cap Portfolio may also invest in exchange-traded funds (“ETFs”) and purchase and write options for hedging purposes and/or direct investment.

The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality.

The Small Cap Portfolio focuses on undervalued and special situation small capitalization equities that the Investment Adviser believes have the potential for rewarding long-term investment results. Small Cap Portfolio securities will generally be selected from companies that are engaged in a number of industries if, in the Investment Adviser’s opinion, they are selling below their perceived intrinsic value, have limited or no institutional ownership, have had short-term earnings shortfalls, have had a recent initial public offering (“IPO”) but have not attracted significant analyst coverage, are selling at or below book or replacement value, or have modest price to earnings ratios. The Investment Adviser considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment Adviser also looks at the amount of capital a company spends on research and development. Additionally, the Small Cap Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

44

The Small Cap Portfolio may invest indirectly in bitcoins exclusively through a Delaware statutory trust (“Grayscale Bitcoin Trust”) that offers exposure to bitcoin. Grayscale Bitcoin Trust offers shares on an ongoing basis through private placements pursuant to the exemption from registration provided by Rule 506(c) under Regulation D of the Securities Act of 1933, as amended. Bitcoins are a digital commodity that are not issued by a government, bank or central organization. Bitcoins exist on an online, peer-to-peer computer network (the “Bitcoin Network”) that hosts a public transaction ledger where bitcoin transfers are recorded (the “Blockchain”). Bitcoins have no physical existence beyond the record of transactions on the Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoins.

The Small Cap Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to a wholly-owned and controlled subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”). The Small Cap Portfolio realized capital gain on the transfer to the extent the value of the transferred Grayscale Bitcoin Trust interest at the time of transfer exceeded its tax basis in the hands of the Small Cap Portfolio.

In the future, the Small Cap Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Small Cap Fund under the Internal Revenue Code. The Small Cap Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through a Subsidiary, would be more than 15% of its assets at the time of the investment.

The Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Small Cap Portfolio will invest in its Subsidiary within the limitations of the federal tax laws, rules and regulations that apply to “regulated investment companies” (“RICs”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code (“Subchapter M”). However, the Small Cap Portfolio and its Subsidiary complies with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of the Subsidiary. The Subsidiary also complies with Section 17 of the Investment Company Act of 1940 (the “1940 Act”) relating to affiliated transactions and custody. Unlike the Small Cap Fund, the Subsidiary does not, and will not, seek to qualify as a RIC. The Small Cap Portfolio is the sole shareholder of its Subsidiary and does not expect shares of its Subsidiary to be offered or sold to other investors.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Small Cap Portfolio.

The Small Cap Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Small Cap Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Small Cap Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Small Cap Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In

45

the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Small Cap Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Small Cap Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

The Small Cap Portfolio held 29.34% of its net assets in the Texas Pacific Land Trust (the “Land Trust”) as of March 31, 2020. The Land Trust is a trust organized under the laws of the state of New York. One of the largest land owners in Texas, the Land Trust derives most of its income from oil and gas royalty revenue, land easements and water royalties and sales. The Land Trust has historically operated with minimal operating expenses, little to no debt and utilized cash flow to return capital to unitholders through share repurchases and dividends. While the Land Trust has held the majority of its assets since its formation in 1888, the development of energy resources subject to its royalty interests and related land use have experienced rapid growth in recent years due to advances in energy exploration and extraction technologies.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Small Cap Fund, and indirectly the Small Cap Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a principal risk of investing in the Small Cap Fund, and indirectly the Small Cap Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

ª
Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Junk bonds are considered to be speculative in nature.

ª
Bitcoin Risks: The value of the Small Cap Portfolio’s investment in the Grayscale Bitcoin Trust directly and indirectly through its Subsidiary is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Grayscale Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect the Small Cap Portfolio’s investment in the Grayscale Bitcoin Trust. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of the Small Cap Portfolio’s investment in the Grayscale Bitcoin Trust. Shares of the Grayscale Bitcoin Trust may trade at a premium or discount to the net asset value of the Grayscale Bitcoin Trust.

ª	Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.

ª
Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. A leveraged ETF will engage in transactions and purchase instruments that give

46

rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales.  To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Small Cap Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

ª
Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

ª
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Small Cap Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant. The risks associated with changing interest rates may have unpredictable effects on the markets and the Small Cap Portfolio's investments.

ª
IPO Risk: IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

ª
Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Small Cap Portfolio. These leveraged instruments may result in losses to the Small Cap Portfolio or may adversely affect the Small Cap Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Small Cap Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

ª	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

ª
Management Risks: There is no guarantee that the Small Cap Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Small Cap Fund, nor can it assure you that the market value of your investment will not decline.

ª
Non-Diversification Risks: As a non-diversified investment company, the Small Cap Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Small Cap Portfolio’s shares, and therefore the Small Cap Fund’s shares, more than shares of a more diversified mutual fund that holds more investments.

ª
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Small Cap Portfolio

47

gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Small Cap Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

ª
Petroleum and Gas Sector Risk: The profitability of companies in the oil and gas industry is related to worldwide energy prices, exploration costs and production spending. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation. Companies in the oil and gas industry may be adversely affected by: natural disasters or other catastrophes; changes in exchange rates or interest rates; prices for competitive energy services, economic conditions, tax treatment, or government regulation; government intervention; negative public perception; or unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property, imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence or labor unrest). Companies in the oil and gas industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

ª
Regulatory Risk: Bitcoin is generally not subject to the same degree of regulation as are registered U.S. securities. The reporting, accounting and auditing standards for Bitcoin may differ from the standards for registered U.S. securities. Furthermore, countries, including the U.S., may in the future curtail or outlaw the acquisition, use or redemption of bitcoins.

ª
Sector Concentration Risk: Although the Small Cap Portfolio will not concentrate its investments in any industries, the Small Cap Portfolio may, at certain times, have concentrations in one or more sectors which may cause the Portfolio to be more sensitive to economic changes or events occurring in those sectors. As of December 31, 2019, the Portfolio had 34.8% invested in the Mining, Quarrying and Oil and Gas Extraction sector.

ª
Single Stock Concentration Risk: The Small Cap Portfolio may hold a large concentration of its net assets in a single security or issuer. Holding a large concentration in a single security or issuer may expose the portfolio to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance.

ª
Small-Capitalization Company Risks: The Small Cap Portfolio primarily invests in the stocks of small-capitalization companies. Small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Small Cap Portfolio’s assets.

ª
Special Situations Risks: The Small Cap Portfolio may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Small Cap Portfolio, and therefore the Small Cap Fund.

ª
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Small Cap Portfolio, and therefore the Small Cap Fund, is likely to decline in value and you could lose money on your investment. Natural disasters, public

48

health emergencies (including epidemics and pandemics), terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects.

ª
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio’s, and therefore the Small Cap Fund’s, investment objective.

ª
Subsidiary Risks: By investing in its Subsidiary, the Small Cap Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. Those investments held by the Subsidiary are generally similar to the investments that are permitted to be held by the Small Cap Portfolio and are subject to the same risks that would apply to similar investments if held directly by the Small Cap Portfolio. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Small Cap Portfolio and/or its Subsidiary to continue to operate and could adversely affect the Small Cap Fund’s performance.

ª
Tax Risks: In order to qualify as a RIC, the Small Cap Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investments in securities and certain other categories of investment income. It appears to be the position of the Internal Revenue Service (“IRS”) that gain realized on bitcoin investments such as investments in the Grayscale Bitcoin Trust will not be qualifying income. The Small Cap Portfolio’s investment in its Subsidiary is expected to provide the Small Cap Fund with exposure to such bitcoin investments within the limitations of the Internal Revenue Code for qualification as a RIC because, under applicable tax rules, the income earned by the Subsidiary will flow out as qualifying income for the RIC even though the income would not be qualifying income if earned directly by the RIC or directly by an entity classified as a partnership for federal income tax purposes, such as the Small Cap Portfolio, in which the RIC invests. There is a risk, however, that the IRS might assert that the income derived from the Small Cap Portfolio’s investment in its Subsidiary will not be considered qualifying income. If the Small Cap Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Small Cap Fund would be subject to diminished returns. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Small Cap Portfolio and/or its Subsidiary to operate as described in this Prospectus and could adversely affect the Small Cap Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Small Cap Fund shareholders would likely suffer decreased investment returns.

ª
Valuation Risk: The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities or other investments, such as Bitcoin, that trade in thin or volatile markets or that are valued using a fair value methodology. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. The Portfolio’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. Shares of Grayscale Bitcoin Trust are intended to reflect the price of bitcoin assets, less fees and expenses, and the shares currently trade at a substantial premium to the net asset value of such assets. As such, the price of Grayscale Bitcoin Trust may go down even if the price of the underlying asset, bitcoin, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

49

ª
Volatility Risk: The Portfolio may have investments, including but not limited to Bitcoin, that appreciate or depreciate significantly in value over short periods of time. This may cause the Portfolio’s net asset value per share to experience significant increases or declines in value over short periods of time.

Who may want to invest?
The Small Cap Fund may be appropriate for investors who:

ª	wish to invest for the long-term;

ª	want to diversify their portfolios;

ª	want to allocate some portion of their long-term investments to value equity investing;

ª	are willing to accept the volatility associated with equity and Bitcoin investing; and

ª	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Small Cap Fund’s returns. The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund’s performance from year to year (on a calendar year basis). The table shows how the Small Cap Fund’s average annual returns, before and after taxes, compare with those of the S&P 600® SmallCap Index and the S&P 500® Index, which represent broad measures of market performance. The past performance of the Small Cap Fund, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the Small Cap Portfolio will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Small Cap Fund’s performance would be reduced. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.

Best Quarter:	2019	Q1	19.34%
Worst Quarter:	2018	Q4	-19.69%

The Small Cap Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own

50

Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2019

	1 Year	5 Years	10 Years	Since Inception(1)
The Small Cap Fund (KSCOX) No Load
Return Before Taxes	27.06%	11.91%	12.45%	10.60%
Return After Taxes on Distributions	27.06%	11.91%	12.37%	10.43%
Return After Taxes on Distributions and Sale of Fund Shares	16.02%	9.52%	10.40%	9.20%
S&P 600® SmallCap Index (reflects no deductions for fees, expenses or taxes)	22.78%	9.56%	13.35%	9.52%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	31.49%	11.70%	13.56%	6.16%

(1)
The Small Cap Fund’s No Load Class shares commenced operations on March 20, 2000, and converted to a feeder fund of the Small Cap Portfolio on April 28, 2000. The returns for the two indices in this column have been calculated since the March 20, 2000 inception date of the Small Cap Fund’s No Load Class shares.

Management
Investment Adviser. Horizon Kinetics Asset Management LLC is the Small Cap Portfolio’s investment adviser.

Portfolio Managers. The Small Cap Portfolio is managed by an investment team with Mr. Doyle, Mr. Stahl and Mr. Houk as the Co-Portfolio Managers. Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Co-Portfolio Manager	20
Murray Stahl	Co-Portfolio Manager	20
Matthew Houk	Co-Portfolio Manager	9
James Davolos	Investment Team Member	14
Steven Bregman	Investment Team Member	4

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Small Cap Opportunities Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. The minimum initial investment for both regular accounts and IRAs is $2,500 ($2,000 for Coverdell Education Savings Accounts). There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you at ordinary income or capital gain tax rates, and you will generally recognize gain or loss when you redeem shares.

51

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

52

THE MARKET OPPORTUNITIES FUND
Investment Objective
The investment objective of the Market Opportunities Fund is long-term growth of capital. The Market Opportunities Fund is the sole “feeder fund” to The Market Opportunities Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Market Opportunities Fund.

Fee Table(1)

SHAREHOLDER FEES (fees paid directly from your investment)	No Load Class
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		No Load Class
Management Fees(1)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses		0.59%
Shareholder Servicing Fees	0.25%
Other Operating Expenses	0.34%
Acquired Fund Fees and Expenses(2)		0.11%
Total Annual Fund Operating Expenses		1.95%
Fee Waiver and/or Expense Reimbursements(3)		-0.44%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements		1.51%

(1)
This table and the example below reflect the aggregate expenses of the Market Opportunities Fund and the Market Opportunities Portfolio. The management fees paid by the Market Opportunities Fund reflect the proportionate share of fees allocated to the Market Opportunities Fund from the Market Opportunities Portfolio.

(2)
Total Annual Fund Operating Expenses do not correlate to the ratio of operating expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus, which reflects the Market Opportunities Fund’s operating expenses and does not include acquired fund fees and expenses (“AFFE”).

(3)
Horizon Kinetics Asset Management LLC, the investment adviser to the Market Opportunities Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 1.40% of the Fund’s average daily net assets, excluding AFFE, taxes, brokerage commissions, extraordinary items and interest.  The Fund may have to repay the Investment Adviser some of these amounts waived or reimbursed within three years if total operating expenses fall below the expense cap described above. Such repayments are subject to approval by the Board of Trustees, and amounts recaptured under the agreement, if any, are limited to the lesser of (i) the expense limitation in effect at the time of the waiver or reimbursement and (ii) the expense limitation in effect at the time of the recapture.  These waivers and reimbursements are in effect until May 1, 2021, and may not be terminated without the approval of the Board.

Example. This Example is intended to help you compare the cost of investing in the Market Opportunities Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Market Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of

53

these periods. The Example also assumes that your investment has a 5% return each year and that the Market Opportunities Fund’s operating expenses remain the same (taking into account the expense limitation only in the first three years). Although your actual costs may be higher or lower, based on these assumptions your cost for the Market Opportunities Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$154	$570	$1,011	$2,239

Portfolio Turnover. The Market Opportunities Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Market Opportunities Portfolio’s, and therefore the Market Opportunities Fund’s, performance. During the most recent fiscal year, the Market Opportunities Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategy
The Market Opportunities Fund is a non-diversified fund that invests all of its investable assets in the Market Opportunities Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Market Opportunities Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies involved in capital markets or related to capital markets, as well as companies involved in the gaming industry. Capital market companies include companies that are engaged in or derive a substantial portion of their revenue from activities with a publicly traded securities exchange, such as equity exchanges and commodity exchanges, including but not limited to clearing firms and brokerage houses. The Market Opportunities Portfolio may also invest in exchange-traded funds (“ETFs”) and purchase and write options for hedging purposes and/or direct investment.

The Market Opportunities Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality.

The Market Opportunities Portfolio securities will be selected by the Investment Adviser from companies that are engaged in public exchanges, derivative exchanges, and capital markets; companies that experience operational scale from increased volume such as investment banks, credit card processing companies, electronic payment companies and companies in the gaming industry; and from companies that act as facilitators such as publicly traded expressways, airports, roads and railways. Companies that experience operational scale from increased volume are similar to capital markets companies because they have greater fixed costs than variable costs, operating margins that rise once fixed costs are covered, and an ability to generate higher operating margins once fixed costs are covered (referred to as operating leverage). High operating leverage describes a company’s ability to experience rising profit margins as revenues increase. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Market Opportunities Portfolio’s investment criteria. The Investment Adviser seeks to invest in companies with high operating leverage that can expand capacity with negligible or limited associated costs. Generally, high returns on equity, long product life cycles, high barriers to entry and certain degrees of financial gearing are necessary for this. Financial gearing occurs with the use of loans and debt in companies where it is necessary to build capacity and infrastructure before operations can begin.

54

Additionally, the Market Opportunities Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

The Market Opportunities Portfolio may invest indirectly in bitcoins exclusively through a Delaware statutory trust (“Grayscale Bitcoin Trust”) that offers exposure to bitcoin. Grayscale Bitcoin Trust offers shares on an ongoing basis through private placements pursuant to the exemption from registration provided by Rule 506(c) under Regulation D of the Securities Act of 1933, as amended. Bitcoins are a digital commodity that are not issued by a government, bank or central organization. Bitcoins exist on an online, peer-to-peer computer network (the “Bitcoin Network”) that hosts a public transaction ledger where bitcoin transfers are recorded (the “Blockchain”). Bitcoins have no physical existence beyond the record of transactions on the Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoins.

The Market Opportunities Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to a wholly-owned and controlled subsidiary organized under the laws of the Cayman Islands (the “Cayman Subsidiary”). The Market Opportunities Portfolio realized capital gain on the transfer to the extent the value of the transferred Grayscale Bitcoin Trust interest at the time of transfer exceeded its tax basis in the hands of the Market Opportunities Portfolio.

The Market Opportunities Portfolio is also the sole shareholder of a wholly owned subsidiary organized under Delaware law (the “Delaware Subsidiary”). The Market Opportunities Portfolio may in the future contributed a portion of its holdings in the Grayscale Bitcoin Trust to the Delaware Subsidiary. Any net gains that the Delaware Subsidiary recognizes on future sales of the contributed Grayscale Bitcoin Trust shares will be subject to federal and state corporate income tax, but the dividends that the Delaware Subsidiary pays to the Market Opportunities Portfolio (i.e., those gains, net of the tax paid and any other expenses of the Delaware Subsidiary, such as its management and advisory fees) will be eligible to be treated as “qualified dividend income” under the Internal Revenue Code. The Delaware Subsidiary and the Cayman Subsidiary are each referred to herein as a “Subsidiary” and collectively as “Subsidiaries.” Additional information regarding the tax treatment of the Fund is provided in the “Taxes” section of the SAI.

In the future, the Market Opportunities Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Market Opportunities Fund under the Internal Revenue Code. The Market Opportunities Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through a Subsidiary, would be more than 15% of its assets at the time of the investment.

Each Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Market Opportunities Portfolio will invest in its Subsidiaries within the limitations of the federal tax laws, rules and regulations that apply to “regulated investment companies” (“RICs”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code (“Subchapter M”). However, the Market Opportunities Portfolio and each Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of each Subsidiary. Each Subsidiary also complies with Section 17 of the Investment Company Act of 1940 (the “1940 Act”) relating to affiliated transactions and custody. Unlike the Market Opportunities Fund, each Subsidiary does not, and will not, seek to qualify as a RIC. The Market Opportunities Portfolio is the sole shareholder of each Subsidiary and does not expect shares of the Subsidiaries to be offered or sold to other investors.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of

55

the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Market Opportunities Portfolio.

The Market Opportunities Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Market Opportunities Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Market Opportunities Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Market Opportunities Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Market Opportunities Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Market Opportunities Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

The Market Opportunities Portfolio held 21.90% of its net assets in the Texas Pacific Land Trust (the “Land Trust”) as of March 31, 2020. The Land Trust is a trust organized under the laws of the state of New York. One of the largest land owners in Texas, the Land Trust derives most of its income from oil and gas royalty revenue, land easements and water royalties and sales. The Land Trust has historically operated with minimal operating expenses, little to no debt and utilized cash flow to return capital to unitholders through share repurchases and dividends. While the Land Trust has held the majority of its assets since its formation in 1888, the development of energy resources subject to its royalty interests and related land use have experienced rapid growth in recent years due to advances in energy exploration and extraction technologies.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Market Opportunities Fund, and indirectly the Market Opportunities Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Market Opportunities Fund, Market Opportunities Portfolio and your investment. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a principal risk of investing in the Market Opportunities Fund, and indirectly the Market Opportunities Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

ª
Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Junk bonds are considered to be speculative in nature.

ª
Bitcoin Risks: The value of the Market Opportunities Portfolio’s investment in the Grayscale Bitcoin Trust directly and indirectly through its Subsidiaries is subject to fluctuations in the value of bitcoins.

56

The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Grayscale Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect the Market Opportunities Portfolio’s investment in the Grayscale Bitcoin Trust. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of the Market Opportunities Portfolio’s investment in the Grayscale Bitcoin Trust. Shares of the Grayscale Bitcoin Trust may trade at a premium or discount to the net asset value of the Grayscale Bitcoin Trust.

ª	Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.

ª
Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales.  To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Market Opportunities Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

ª
Foreign Securities Risks: The Market Opportunities Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

ª
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Market Opportunities Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant. The risks associated with changing interest rates may have unpredictable effects on the markets and the Market Opportunities Portfolio's investments.

ª
Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Market Opportunities Portfolio. These leveraged instruments may result in losses to the Market Opportunities Portfolio or may adversely affect the Market Opportunities Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Market Opportunities Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

57

ª	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

ª
Management Risks: There is no guarantee that the Market Opportunities Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Market Opportunities Fund, nor can it assure you that the market value of your investment will not decline.

ª
Non-Diversification Risks: As a non-diversified investment company, the Market Opportunities Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Market Opportunities Portfolio’s shares, and therefore the Market Opportunities Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

ª
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Market Opportunities Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Market Opportunities Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

ª
Petroleum and Gas Sector Risk: The profitability of companies in the oil and gas industry is related to worldwide energy prices, exploration costs and production spending. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation. Companies in the oil and gas industry may be adversely affected by: natural disasters or other catastrophes; changes in exchange rates or interest rates; prices for competitive energy services; economic conditions; tax treatment or government regulation; government intervention; negative public perception; or unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property, imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence or labor unrest). Companies in the oil and gas industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

ª
Regulatory Risk: Bitcoin is generally not subject to the same degree of regulation as are registered U.S. securities. The reporting, accounting and auditing standards for Bitcoin may differ from the standards for registered U.S. securities. Furthermore, countries, including the U.S., may in the future curtail or outlaw the acquisition, use or redemption of bitcoins.

ª
Sector Concentration Risk: Although the Market Opportunities Portfolio will not concentrate its investments in any industries, the Market Opportunities Portfolio may, at certain times, have concentrations in one or more sectors which may cause the Portfolio to be more sensitive to economic changes or events occurring in those sectors. As of December 31, 2019, the Portfolio had 34.2% invested in the Mining, Quarrying and Oil and Gas Extraction sector.

ª
Sector Emphasis Risks: The Market Opportunities Portfolio’s investments in the capital markets sector subjects it to the risks affecting that sector more than would a fund that invests in a wide variety of market sectors. For instance, companies in the capital markets sector may be adversely affected by changes in economic conditions as well as legislative initiatives, all of which may impact the profitability

58

of companies in this sector. The Market Opportunities Portfolio’s investments in the gaming sector may be adversely affected by changes in economic conditions. The casino industry is particularly susceptible to economic conditions that negatively affect tourism. Casino and gaming companies are highly competitive, and new products, casino concepts and venues are competitive challenges to existing companies. In addition, gaming and related companies are highly regulated, and state and federal legislative changes can significantly impact profitability in those sectors.

ª
Single Stock Concentration Risk: The Market Opportunities Portfolio may hold a large concentration of its net assets in a single security or issuer. Holding a large concentration in a single security or issuer may expose the portfolio to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance.

ª
Small and Medium-Size Company Risks: The Market Opportunities Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Market Opportunities Portfolio’s assets.

ª
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Market Opportunities Portfolio, and therefore the Market Opportunities Fund, is likely to decline in value and you could lose money on your investment. Natural disasters, public health emergencies (including epidemics and pandemics), terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects.

ª
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Market Opportunities Portfolio’s, and therefore the Market Opportunities Fund’s, investment objective.

ª
Subsidiary Risks: By investing in its Subsidiaries, the Market Opportunities Portfolio is indirectly exposed to the risks associated with each Subsidiary’s investments. Those investments held by the Subsidiaries are generally similar to the investments that are permitted to be held by the Market Opportunities Portfolio and are subject to the same risks that would apply to similar investments if held directly by the Market Opportunities Portfolio. Each Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States, Delaware and/or the Cayman Islands could result in the inability of the Market Opportunities Portfolio and/or its Subsidiaries to continue to operate and could adversely affect the Market Opportunities Fund’s performance.

ª
Tax Risks: In order to qualify as a RIC, the Market Opportunities Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investments in securities and certain other categories of investment income. It appears to be the position of the Internal Revenue Service (“IRS”) that gain realized on bitcoin investments such as investments in the Grayscale Bitcoin Trust will not be qualifying income. The Market Opportunities Portfolio’s investment in each Subsidiary is expected to provide the Market Opportunities Fund with exposure to such bitcoin investments within the limitations of the Internal Revenue Code for qualification as a RIC because, under applicable tax rules, the income earned by each Subsidiary will flow out as qualifying income for the RIC even though the income would not be qualifying income if earned directly by the RIC or directly by an entity classified as a partnership for federal income tax purposes, such as the Market Opportunities Portfolio, in which

59

the RIC invests. There is a risk, however, that the IRS might assert that the income derived from the Market Opportunities Portfolio’s investment in a Subsidiary will not be considered qualifying income. If the Market Opportunities Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Market Opportunities Fund would be subject to diminished returns. Changes in the laws of the United States, Delaware and/or the Cayman Islands could result in the inability of the Market Opportunities Portfolio and/or its Subsidiaries to operate as described in this Prospectus and could adversely affect the Market Opportunities Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman Subsidiary. If Cayman Islands law changes such that the Cayman Subsidiary must pay Cayman Islands taxes, Market Opportunities Fund shareholders would likely suffer decreased investment returns.

ª
Valuation Risk: The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities or other investments, such as Bitcoin, that trade in thin or volatile markets or that are valued using a fair value methodology. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. The Portfolio’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. Shares of Grayscale Bitcoin Trust are intended to reflect the price of bitcoin assets, less fees and expenses, and the shares currently trade at a substantial premium to the net asset value of such assets. As such, the price of Grayscale Bitcoin Trust may go down even if the price of the underlying asset, bitcoin, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

ª
Volatility Risk: The Portfolio may have investments, including but not limited to Bitcoin, that appreciate or depreciate significantly in value over short periods of time. This may cause the Portfolio’s net asset value per share to experience significant increases or declines in value over short periods of time.

Who may want to invest?
The Market Opportunities Fund may be appropriate for investors who:

ª	wish to invest for the long-term;

ª	want to diversify their portfolios;

ª	want to allocate some portion of their long-term investments to value equity investing;

ª	are willing to accept the volatility associated with equity and Bitcoin investing; and

ª	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Market Opportunities Fund’s returns. The bar chart indicates the risks of investing in the Market Opportunities Fund by showing the changes in the Market Opportunities Fund’s performance from year to year (on a calendar year basis). The table shows how the Market Opportunities Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the MSCI EAFE Index, which represent broad measures of market performance. The past performance of the Market Opportunities Fund, before and after taxes, is not necessarily an indication of how the Market Opportunities Fund or the Market Opportunities Portfolio will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Market Opportunities Fund’s performance would be reduced. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.

60

Best Quarter:	2017	Q4	19.47%
Worst Quarter:	2018	Q4	-18.01%

The Market Opportunities Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2019

	1 Year	5 Years	10 Years	Since Inception (January 31, 2006)
The Market Opportunities Fund (KMKNX) No Load
Return Before Taxes	22.76%	12.02%	11.41%	8.81%
Return After Taxes on Distributions	22.66%	11.30%	10.92%	8.44%
Return After Taxes on Distributions and Sale of Fund Shares	13.54%	9.31%	9.32%	7.27%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	31.49%	11.70%	13.56%	9.15%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	22.01%	5.67%	5.50%	3.83%

61

Management
Investment Adviser. Horizon Kinetics Asset Management LLC is the Market Opportunities Portfolio’s investment adviser.

Portfolio Managers. The Market Opportunities Portfolio is managed by an investment team with Mr. Doyle and Mr. Stahl as the Co-Portfolio Managers. Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Co-Portfolio Manager	14
Murray Stahl	Co-Portfolio Manager	14
Eric Sites	Investment Team Member	9
James Davolos	Investment Team Member	14
Steven Bregman	Investment Team Member	4

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Market Opportunities Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. The minimum initial investment for both regular accounts and IRAs is $2,500 ($2,000 for Coverdell Education Savings Accounts). There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you at ordinary income or capital gain tax rates, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

62

THE MULTI-DISCIPLINARY INCOME FUND
Investment Objectives
The investment objective of the Multi-Disciplinary Income Fund is total return. The Multi-Disciplinary Income Fund is the sole “feeder fund” to The Multi-Disciplinary Income Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Multi-Disciplinary Income Fund.

Fee Table(1)

SHAREHOLDER FEES (fees paid directly from your investment)	No Load Class
Redemption Fee (as a percentage of amount redeemed on shares held for less than 30 days, if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		No Load Class
Management Fees(1)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses		0.79%
Shareholder Servicing Fees	0.25%
Other Operating Expenses	0.54%
Acquired Fund Fees and Expenses(2)		0.28%
Total Annual Fund Operating Expenses		2.32%
Fee Waiver and/or Expense Reimbursements(3)		-0.55%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements		1.77%

(1)
This table and the example below reflect the aggregate expenses of the Multi-Disciplinary Income Fund and the Multi-Disciplinary Income Portfolio. The management fees paid by the Multi-Disciplinary Income Fund reflect the proportionate share of fees allocated to the Multi-Disciplinary Income Fund from the Multi-Disciplinary Income Portfolio.

(2)
Total Annual Fund Operating Expenses do not correlate to the ratio of operating expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus, which reflects the Multi-Disciplinary Income Fund’s operating expenses and does not include acquired fund fees and expenses (“AFFE”).

(3)
Horizon Kinetics Asset Management LLC, the investment adviser to the Multi-Disciplinary Income Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 1.49%, excluding AFFE and interest expense on securities sold short. These waivers and reimbursements are in effect until May 1, 2021, and may not be terminated without the approval of the Board.

Example. This Example is intended to help you compare the cost of investing in the Multi-Disciplinary Income Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Multi-Disciplinary Income Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Multi-Disciplinary Income Fund’s operating expenses remain the same (taking into account the

63

expense limitation only in the first year). Although your actual costs may be higher or lower, based on these assumptions your cost for the Multi-Disciplinary Income Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$180	$672	$1,190	$2,614

Portfolio Turnover. The Multi-Disciplinary Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Multi-Disciplinary Income Portfolio’s, and therefore the Multi-Disciplinary Income Fund’s, performance. During the most recent fiscal year, the Multi-Disciplinary Income Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategy
The Multi-Disciplinary Income Fund is a diversified fund that invests all of its investable assets in the Multi-Disciplinary Income Portfolio, a series of Kinetics Portfolios Trust. “Total Return” sought by the Multi-Disciplinary Income Portfolio consists of income earned on the Multi-Disciplinary Income Portfolio’s investments, plus capital appreciation. The Multi-Disciplinary Income Portfolio utilizes a two-part investment strategy, which includes fixed-income components, including fixed-income exchange-traded funds (“ETFs”), and derivatives components. Under normal circumstances, the Multi-Disciplinary Income Portfolio will invest at least 65% of its net assets in fixed-income securities, derivatives and cash or cash equivalents committed as collateral for written option contracts.

There is no limit on the amount of assets the Multi-Disciplinary Income Portfolio may invest in fixed-income securities. For purposes of this Prospectus, fixed-income securities include debt securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government, corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers, including emerging markets issuers. Corporate bonds held by the Multi-Disciplinary Income Portfolio generally are senior secured or senior unsecured, are of investment grade quality, and have durations of 0-5 years. However, there is no limit as to the maturities or credit ratings associated with such bonds. The Multi-Disciplinary Income Portfolio may invest up to 100% of its assets in debt securities that are rated below investment grade (“junk” bonds) and up to 5% of its total assets in defaulted junk bonds. The Multi-Disciplinary Income Portfolio may also invest up to 40% of its total assets at the time of purchase in debt securities of emerging market countries. The Multi-Disciplinary Income Portfolio utilizes a proprietary credit spread/relative value model to select positions and a portfolio construction and investment process that relies on value identification and diversification.

The Multi-Disciplinary Income Portfolio may invest up to 100% of its total assets in selling equity put options. The Multi-Disciplinary Income Portfolio may also invest in U.S. Treasury note futures; selling or buying equity calls, bond calls, and bond put options; and credit default swaps, as well as other derivatives, to manage risk or to enhance return. The Multi-Disciplinary Income Portfolio may also buy puts on specific underlying equity securities that are traded on a national securities exchange. The Multi-Disciplinary Income Portfolio will not invest more than 15% of its net assets in instruments that are not deemed liquid. In connection with the Multi-Disciplinary Income Portfolio’s positions in derivatives, the Multi-Disciplinary Income Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable U.S. Securities and Exchange Commission (“SEC”) requirements.

64

The Investment Adviser uses a bottom-up approach in managing the Multi-Disciplinary Income Fund, which means that the focus is on the analysis of individual securities. By engaging in quantitative and qualitative analysis of individual securities, the Investment Adviser examines a company’s current valuation and earning potential and assesses the company’s competitive positioning. The bonds purchased in the Multi-Disciplinary Income Portfolio are selected from the same universe of companies that the Investment Adviser uses for equity investments. All of the same characteristics apply, however, in the Multi-Disciplinary Income Portfolio option premiums are also considered. Additionally, the Multi-Disciplinary Income Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

The Investment Adviser may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. The Investment Adviser may actively trade Multi-Disciplinary Income Portfolio securities.

The Multi-Disciplinary Income Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Multi-Disciplinary Income Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Multi-Disciplinary Income Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Multi-Disciplinary Income Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Multi-Disciplinary Income Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Multi-Disciplinary Income Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Principal Investment Risks
The Multi-Disciplinary Income Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money. The principal risks of investing in the Multi-Disciplinary Income Fund, and indirectly the Multi-Disciplinary Income Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Multi-Disciplinary Income Fund, Multi-Disciplinary Income Portfolio and your investment. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a principal risk of investing in the Multi-Disciplinary Income Fund, and indirectly the Multi-Disciplinary Income Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

ª
Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Junk bonds are considered to be speculative in nature.

65

ª	Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.

ª
Credit Default Swap Agreement Risks: The Fund may enter into credit default swap agreements as a “buyer” or “seller” of credit protection on liquid credit indices. In instances where the Fund is a protection seller (receives a periodic fee over the life of the contract in return for the obligation to compensate the protection buyer for loss), the Fund will assume the risks associated with credit deterioration (spread widening) as well as default risk. In the event of default, the Fund is obligated to pay the buyer of credit protection the notional value of the swap less the recovery rate on the reference asset.

ª
Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Multi-Disciplinary Income Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

ª
Derivatives Risks: The Multi-Disciplinary Income Portfolio’s investments in futures, options and swaps and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Multi-Disciplinary Income Portfolio. To the extent the Multi-Disciplinary Income Portfolio segregates assets to cover derivatives positions, the Multi-Disciplinary Income Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Multi-Disciplinary Income Portfolio properly in a manner consistent with its stated investment objective.

ª
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

ª
Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales.  To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Multi-Disciplinary Income Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

ª
Foreign Securities Risks: The Multi-Disciplinary Income Portfolio may invest directly in foreign debt securities or in U.S. dollar-denominated foreign debt securities through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign debt securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

ª
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Multi-Disciplinary Income Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there

66

will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant. The risks associated with changing interest rates may have unpredictable effects on the markets and the Multi-Disciplinary Income Portfolio's investments

ª
Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Multi-Disciplinary Income Portfolio. These leveraged instruments may result in losses to the Multi-Disciplinary Income Portfolio or may adversely affect the Multi-Disciplinary Income Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Multi-Disciplinary Income Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

ª
Liquidity Risks: The Multi-Disciplinary Income Portfolio’s investments in the securities of small and medium capitalization companies and in non-investment grade fixed-income securities makes the Multi-Disciplinary Income Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions. Natural disasters, public health emergencies (including epidemics and pandemics), terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects.

ª
Management Risks: There is no guarantee that the Multi-Disciplinary Income Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Multi-Disciplinary Income Fund, nor can it assure you that the market value of your investment will not decline.

ª
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By writing put options on equity securities, the Multi-Disciplinary Income Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Multi-Disciplinary Income Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

ª
Sector Concentration Risk: Although the Multi-Disciplinary Income Portfolio will not concentrate its investments in any industries, the Multi-Disciplinary Income Portfolio may, at certain times, have concentrations in one or more sectors which may cause the Portfolio to be more sensitive to economic changes or events occurring in those sectors. As of December 31, 2019, the Portfolio had 17.4% invested in the Manufacturing sector.

ª
Security Selection Risks: The Multi-Disciplinary Income Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Multi-Disciplinary Income Portfolio’s, and therefore the Multi-Disciplinary Income Fund’s, investment objective.

67

Who may want to invest?
The Multi-Disciplinary Income Fund may be appropriate for investors who:

ª	wish to diversify their portfolios;

ª	wish to generate income and capital;

ª	wish to invest for the long-term; and

ª	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Multi-Disciplinary Income Fund’s returns. The bar chart indicates the risks of investing in the Multi-Disciplinary Income Fund by showing the changes in the Multi-Disciplinary Income Fund’s performance from year to year (on a calendar year basis). The table shows how the Multi-Disciplinary Income Fund’s average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. Corporate High Yield Bond Index, which represent broad measures of market performance. The past performance of the Multi-Disciplinary Income Fund, before and after taxes, is not necessarily an indication of how the Multi-Disciplinary Income Fund or the Multi-Disciplinary Income Portfolio will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Multi-Disciplinary Income Fund’s performance would be reduced. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.

Best Quarter:	2012	Q1	10.53%
Worst Quarter:	2011	Q3	-12.34%

The Multi-Disciplinary Income Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

68

Average Annual Total Returns as of 12/31/2019

	1 Year	5 Years	10 Years	Since Inception (February 11, 2008)
The Multi-Disciplinary Income Fund (KMDNX) No Load
Return Before Taxes	9.08%	4.09%	5.49%	4.69%
Return After Taxes on Distributions	7.27%	2.47%	3.72%	3.14%
Return After Taxes on Distributions and Sale of Fund Shares	5.35%	2.40%	3.52%	2.99%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	8.72%	3.05%	3.75%	3.94%
Bloomberg Barclays U.S. Corporate High Yield Bond Index (reflects no deductions for fees, expenses or taxes)	14.32%	6.13%	7.57%	7.97%

Management
Investment Adviser. Horizon Kinetics Asset Management LLC is the Multi-Disciplinary Income Portfolio’s investment adviser.

Portfolio Managers. The Multi-Disciplinary Income Portfolio is managed by an investment team with Mr. Stahl and Mr. Houk as the Co-Portfolio Managers. Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Investment Team Member	12
Murray Stahl	Co-Portfolio Manager	12
Matthew Houk	Co-Portfolio Manager	4
Steven Tuen	Investment Team Member	4
Steven Bregman	Investment Team Member	4

69

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Multi-Disciplinary Income Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. The minimum initial investment for both regular accounts and IRAs is $2,500 ($2,000 for Coverdell Education Savings Accounts). There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you at ordinary income or capital gain tax rates, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

70

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

THE ALTERNATIVE INCOME FUND
The Alternative Income Portfolio’s option strategy focuses on the use of options on market indexes, ETFs or equities in order to seek current income and gains. The options considered for investment by the Investment Adviser’s research team are determined by fundamental analysis review, including but not limited to valuation, credit analysis and earnings quality.

Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.

The put options that the Alternative Income Portfolio writes or purchases on specific underlying equity securities are generally traded on a national securities exchange. By writing put options, the Alternative Income Portfolio receives income in the form of cash premiums from the purchasers of these options in exchange for providing the purchasers with the right to potentially sell an underlying security to the Alternative Income Portfolio. The Alternative Income Portfolio is not expected to make a cash payment if the prevailing market value of the underlying equity securities on an expiration date exceeds the exercise price of the put option that the Alternative Income Portfolio has written.

Temporary and Defensive Cash and Cash Equivalent Holdings
The Alternative Income Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments, as described above.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Alternative Income Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Alternative Income Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Alternative Income Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Alternative Income Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Alternative Income Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Fund Structure
The Alternative Income Portfolio has an investment objective identical to that of the Alternative Income Fund. The Alternative Income Fund may withdraw its investment from the Alternative Income Portfolio at any time if the Board of Directors of Kinetics Mutual Funds, Inc. (the “Company”) determines that it is in

71

the best interests of the Alternative Income Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Alternative Income Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Alternative Income Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Alternative Income Fund’s assets directly.

THE INTERNET FUND
The Investment Adviser believes that the global economy will continue to be impacted by increased and enhanced connectivity enabled by the sustained development of the Internet. Established businesses will continue to be disrupted by this development, while some may also stand to benefit, realizing gains in efficiency, scale and speed. Newly developed companies that leverage the global Internet infrastructure are continuously emerging. Identifying the advantaged business models that are sustainable and supported by strong financial metrics warrant the Investment Adviser’s investment consideration.

Internet Portfolio securities will be selected by the Investment Adviser from companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Accordingly, the Internet Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, they meet the Internet Portfolio’s investment criteria. Also, such companies’ core business may not be primarily Internet-related. Such companies include, but are not limited to, the following:

ª	Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics and news, on the Internet.

ª
Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

ª
Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

ª	Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.

ª	Internet Service Providers: Companies that provide users with access to the Internet.

ª	Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.

ª	Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.

ª	E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

ª
Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

72

ª	Other Companies: Companies whose core business may not be primarily Internet-related include, but are not limited to, publishing and media companies.

The Internet Portfolio may invest indirectly in bitcoins exclusively through the Grayscale Bitcoin Trust that offers exposure to bitcoin. Grayscale Bitcoin Trust offers shares on an ongoing basis through private placements pursuant to the exemption from registration provided by Rule 506(c) under Regulation D of the Securities Act of 1933, as amended. Bitcoins are a digital commodity that is not issued by a government, bank or central organization. Bitcoins exist on the Bitcoin Network that hosts the Blockchain. Bitcoins have no physical existence beyond the record of transactions on the Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoins.

The Internet Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to its wholly-owned and controlled Cayman Subsidiary. The Internet Portfolio realized capital gain on the transfer to the extent the value of the transferred Grayscale Bitcoin Trust interest at the time of transfer exceeded its tax basis in the hands of the Internet Portfolio.

The Internet Portfolio is also the sole shareholder of its wholly owned the Delaware Subsidiary. The Internet Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to the Delaware Subsidiary. Any net gains that the Delaware Subsidiary recognizes on future sales of the contributed Grayscale Bitcoin Trust shares will be subject to federal and state corporate income tax, but the dividends that the Delaware Subsidiary pays to the Internet Portfolio (i.e., those gains, net of the tax paid and any other expenses of the Delaware Subsidiary, such as its management and advisory fees) will be eligible to be treated as “qualified dividend income” under the Internal Revenue Code. Additional information regarding the tax treatment of the Fund is provided in the “Taxes” section of the SAI.

In the future, the Internet Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Internet Fund under the Internal Revenue Code. The Internet Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through a Subsidiary, would be more than 15% of its assets at the time of the investment.

Each Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Internet Portfolio will invest in its Subsidiaries within the limitations of the federal tax laws, rules and regulations that apply to RICs under Subchapter M. However, the Internet Portfolio and each Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of each Subsidiary. Each Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody. Unlike the Internet Fund, each Subsidiary does not, and will not, seek to qualify as a RIC. The Internet Portfolio is the sole shareholder of each Subsidiary and does not expect shares of the Subsidiaries to be offered or sold to other investors.

The Internet Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary and Defensive Cash and Cash Equivalent Holdings
The Internet Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high

73

quality, U.S. short-term debt securities and money market instruments, as described above.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Internet Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Internet Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Internet Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Internet Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Internet Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Fund Structure
The Internet Portfolio has an investment objective identical to that of the Internet Fund. The Internet Fund may withdraw its investment from the Internet Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Internet Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Internet Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Internet Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Internet Fund’s assets directly.

THE GLOBAL FUND
The Global Portfolio securities selected by the Investment Adviser generally will be those of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and those of U.S. companies that benefit from international economic growth. An increase in growth may occur by entry into new distribution channels, through an ability to leverage brand identity, and by improvement in the underlying cost/profitability dynamics of the business. Accordingly, the Global Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, the companies meet the Global Portfolio’s investment criteria. Such companies include, but are not limited to, the following:

ª
Infrastructure: Companies that hold equity stakes in or are involved in building, owning or operating infrastructure assets including electric generation and transmission, airports, toll roads, railways, ports, etc.

ª	Energy: Companies that explore for, finance, produce, market or distribute energy-oriented products and services, including oil and natural gas, coal and alternate energy sources.

ª	Utilities: Companies and industries such as gas, electric and telephone.

ª	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

ª	Real Estate Development: Companies that provide commercial real estate property and services.

ª	Business Services: Companies that provide business-to-business products and services.

74

ª	Healthcare: Companies and industries such as pharmaceuticals, healthcare services, contracting services, hospitals, medical devices, medical equipment, etc.

ª	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

ª	Travel & Leisure: Companies that provide transportation and recreational services.

ª	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

The Global Portfolio may invest indirectly in bitcoins exclusively through the Grayscale Bitcoin Trust that offers exposure to bitcoin. Grayscale Bitcoin Trust offers shares on an ongoing basis through private placements pursuant to the exemption from registration provided by Rule 506(c) under Regulation D of the Securities Act of 1933, as amended. Bitcoins are a digital commodity that is not issued by a government, bank or central organization. Bitcoins exist on the Bitcoin Network that hosts the Blockchain. Bitcoins have no physical existence beyond the record of transactions on the Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoins.

The Global Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to its wholly-owned and controlled Cayman Subsidiary. The Global Portfolio realized capital gain on the transfer to the extent the value of the transferred Grayscale Bitcoin Trust interest at the time of transfer exceeded its tax basis in the hands of the Global Portfolio.

The Global Portfolio is also the sole shareholder of a wholly owned Delaware Subsidiary. The Global Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to the Delaware Subsidiary. Any net gains that the Delaware Subsidiary recognizes on future sales of the contributed Grayscale Bitcoin Trust shares will be subject to federal and state corporate income tax, but the dividends that the Delaware Subsidiary pays to the Global Portfolio (i.e., those gains, net of the tax paid and any other expenses of the Delaware Subsidiary, such as its management and advisory fees) will be eligible to be treated as “qualified dividend income” under the Internal Revenue Code. Additional information regarding the tax treatment of the Fund is provided in the “Taxes” section of the SAI.

In the future, the Global Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Global Fund under the Internal Revenue Code. The Global Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through a Subsidiary, would be more than 15% of its assets at the time of the investment.

Each Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Global Portfolio will invest in its Subsidiaries within the limitations of the federal tax laws, rules and regulations that apply to RICs under Subchapter M. However, the Global Portfolio and each Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of each Subsidiary. Each Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody. Unlike the Global Fund, each Subsidiary does not, and will not, seek to qualify as a RIC. The Global Portfolio is the sole shareholder of each Subsidiary and does not expect shares of the Subsidiaries to be offered or sold to other investors.

The Global Portfolio may also invest in participatory notes. Participatory notes (commonly known as “P-notes”) are derivative instruments used by investors to take positions in certain foreign securities. P-notes

75

are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

Temporary and Defensive Cash and Cash Equivalent Holdings
The Global Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments, as described above.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Global Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Global Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Global Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Global Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Global Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Fund Structure
The Global Portfolio has an investment objective identical to that of the Global Fund. The Global Fund may withdraw its investment from the Global Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Global Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Global Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Global Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Global Fund’s assets directly.

THE PARADIGM FUND
The Paradigm Portfolio’s securities will be selected by the Investment Adviser from companies that are engaged in various industries that will facilitate an increase in the growth of traditional business lines, entry into new distribution channels, an ability to leverage brand identity, and an improvement in the underlying cost/profitability dynamics of the business. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Paradigm Portfolio’s investment criteria. Accordingly, the Paradigm Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to, the following:

ª	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

ª	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

76

ª	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

ª	Real Estate Development: Companies that provide commercial real estate property and services.

ª	Business Services: Companies that provide business-to-business products and services.

ª	Travel & Leisure: Companies that provide transportation and recreational services.

ª	Utilities: Companies and industries such as gas, electric and telephone.

The Paradigm Portfolio may invest indirectly in bitcoins exclusively through the Grayscale Bitcoin Trust that offers exposure to bitcoin. Grayscale Bitcoin Trust offers shares on an ongoing basis through private placements pursuant to the exemption from registration provided by Rule 506(c) under Regulation D of the Securities Act of 1933, as amended. Bitcoins are a digital commodity that is not issued by a government, bank or central organization. Bitcoins exist on the Bitcoin Network that hosts the Blockchain. Bitcoins have no physical existence beyond the record of transactions on the Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoins.

The Paradigm Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to its wholly-owned and controlled Cayman Subsidiary. The Paradigm Portfolio realized capital gain on the transfer to the extent the value of the transferred Grayscale Bitcoin Trust interest at the time of transfer exceeded its tax basis in the hands of the Paradigm Portfolio. Additional information regarding the tax treatment of the Fund is provided in the “Taxes” section of the SAI.

In the future, the Paradigm Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Paradigm Fund under the Internal Revenue Code. The Paradigm Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through the Subsidiary, would be more than 15% of its assets at the time of the investment.

The Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Paradigm Portfolio will invest in its Subsidiary within the limitations of the federal tax laws, rules and regulations that apply to RICs under Subchapter M. However, the Paradigm Portfolio and the Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of the Subsidiary. The Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody. Unlike the Paradigm Fund, the Subsidiary does not, and will not, seek to qualify as a RIC. The Paradigm Portfolio is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

The Paradigm Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary and Defensive Cash and Cash Equivalent Holdings
The Paradigm Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments, as described above.  The

77

Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Paradigm Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Paradigm Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Paradigm Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Paradigm Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Paradigm Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Fund Structure
The Paradigm Portfolio has an investment objective identical to that of the Paradigm Fund. The Paradigm Fund may withdraw its investment from the Paradigm Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Paradigm Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Paradigm Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Paradigm Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Paradigm Fund’s assets directly.

THE MEDICAL FUND
The Medical Portfolio’s Investment Adviser believes that favorable investment opportunities are available through companies that are developing technology, products, and/or services for cancer research and treatment and related medical activities. Accordingly, the Medical Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.

Medical Portfolio securities will be selected by the Investment Adviser from companies that are engaged in the medical industry generally, including, among others, companies engaged in cancer research and treatment, biopharmaceutical research and the development of medical instruments for therapeutic purposes. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, the companies meet the Medical Portfolio’s investment criteria. Such companies include, but are not limited to, the following:

ª	Pharmaceutical Development: Companies that develop drugs and medications for the treatment and prevention of cancer and other disease.

ª
Surgical and Medical Instrument Manufacturers and Developers: Companies that produce, manufacture and develop the tools used by health care providers in the delivery of medical care and procedures for the treatment of cancer and other diseases.

ª	Pharmaceutical Manufacturers: Companies that primarily engage in the mass production of existing drugs and medicines including drugs and medicines for the treatment of cancer and other diseases.

ª	Biotech & Medical Research: Companies that primarily research and develop new methods and procedures in the provision of health care related services for the treatment of cancer and other diseases.

78

The Medical Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary and Defensive Cash and Cash Equivalent Holdings
The Medical Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments, as described above.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Medical Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Medical Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Medical Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Medical Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Medical Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Fund Structure
The Medical Portfolio has an investment objective identical to that of the Medical Fund. The Medical Fund may withdraw its investment from the Medical Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Medical Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Medical Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Medical Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Medical Fund’s assets directly.

THE SMALL CAP OPPORTUNITIES FUND
The Small Cap Portfolio’s Investment Adviser considers small cap companies to be those with market capitalizations at or below the highest market capitalization of a component security within the S&P 600® SmallCap Index. The highest market capitalization of a company within the S&P 600® SmallCap Index was approximately $4.4 billion as of March 31, 2020. The Investment Adviser believes that favorable investment opportunities are available through companies that exhibit a number of the following characteristics: have little or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have price to earnings ratios that are less than one half of their projected growth rate.

Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the Investment Adviser’s opinion, the companies meet the Small Cap Portfolio’s investment criteria. Such companies include, but are not limited to, the following:

79

ª	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

ª	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

ª	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

ª	Manufacturing and Consumer Products: Companies that manufacture and distribute products to retail outlets.

ª	Utilities: Companies and industries such as gas, electric and telephone.

The Small Cap Portfolio may invest indirectly in bitcoins exclusively through the Grayscale Bitcoin Trust that offers exposure to bitcoin. Grayscale Bitcoin Trust offers shares on an ongoing basis through private placements pursuant to the exemption from registration provided by Rule 506(c) under Regulation D of the Securities Act of 1933, as amended. Bitcoins are a digital commodity that is not issued by a government, bank or central organization. Bitcoins exist on the Bitcoin Network that hosts Blockchain. Bitcoins have no physical existence beyond the record of transactions on the Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoins.

The Small Cap Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to its wholly-owned and controlled Cayman Subsidiary. The Small Cap Portfolio realized capital gain on the transfer to the extent the value of the transferred Grayscale Bitcoin Trust interest at the time of transfer exceeded its tax basis in the hands of the Small Cap Portfolio.

In the future, the Small Cap Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Small Cap Fund under the Internal Revenue Code. The Small Cap Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through a Subsidiary, would be more than 15% of its assets at the time of the investment.

The Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Small Cap Portfolio will invest in its Subsidiary within the limitations of the federal tax laws, rules and regulations that apply to RICs under Subchapter M. However, the Small Cap Portfolio and its Subsidiary complies with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of the Subsidiary. The Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody. Unlike the Small Cap Fund, the Subsidiary does not, and will not, seek to qualify as a RIC. The Small Cap Portfolio is the sole shareholder of its Subsidiary and does not expect shares of its Subsidiary to be offered or sold to other investors.

The Small Cap Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary and Defensive Cash and Cash Equivalent Holdings
The Small Cap Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets

80

in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments, as described above.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Small Cap Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Small Cap Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Small Cap Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Small Cap Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Small Cap Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Fund Structure
The Small Cap Portfolio has an investment objective identical to that of the Small Cap Fund. The Small Cap Fund may withdraw its investment from the Small Cap Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Small Cap Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Small Cap Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Small Cap Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Small Cap Fund’s assets directly.

THE MARKET OPPORTUNITIES FUND
Market Opportunities Portfolio securities will be selected by the Investment Adviser from companies that are engaged in public exchanges, derivative exchanges, capital markets and companies that experience operational scale from increased volume such as investment banks, credit card processing companies, electronic payment companies, publicly traded expressways, airports, roads and railways, or from companies in the gaming industry. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Market Opportunities Portfolio’s investment criteria. The Investment Adviser selects portfolio securities by, among other things, evaluating a company’s balance sheets, corporate revenues, earnings and dividends. Such companies include, but are not limited to, the following:

ª	Exchanges: Companies that are organized as public exchanges where debt and equity securities are traded, including derivative exchanges.

ª	Financial Services: Companies that engage in financial service transactions relating to capital markets such as banking, credit cards and investment services.

ª	Business Services: Companies that provide business-to-business products and services involving capital markets or the gaming industry.

ª	Gaming: Companies engaged in casino entertainment, including casino resorts and other leisure activities.

81

The Market Opportunities Portfolio may invest indirectly in bitcoins exclusively through the Grayscale Bitcoin Trust that offers exposure to bitcoin. Grayscale Bitcoin Trust offers shares on an ongoing basis through private placements pursuant to the exemption from registration provided by Rule 506(c) under Regulation D of the Securities Act of 1933, as amended. Bitcoins are a digital commodity that is not issued by a government, bank or central organization. Bitcoins exist on the Bitcoin Network that hosts Blockchain. Bitcoins have no physical existence beyond the record of transactions on the Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoins.

The Market Opportunities Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to its wholly-owned and controlled Cayman Subsidiary. The Market Opportunities Portfolio realized capital gain on the transfer to the extent the value of the transferred Grayscale Bitcoin Trust interest at the time of transfer exceeded its tax basis in the hands of the Market Opportunities Portfolio.

The Market Opportunities Portfolio is also the sole shareholder of its wholly owned Delaware Subsidiary. The Market Opportunities Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to the Delaware Subsidiary. Any net gains that the Delaware Subsidiary recognizes on future sales of the contributed Grayscale Bitcoin Trust shares will be subject to federal and state corporate income tax, but the dividends that the Delaware Subsidiary pays to the Market Opportunities Portfolio (i.e., those gains, net of the tax paid and any other expenses of the Delaware Subsidiary, such as its management and advisory fees) will be eligible to be treated as “qualified dividend income” under the Internal Revenue Code. Additional information regarding the tax treatment of the Fund is provided in the “Taxes” section of the SAI.

In the future, the Market Opportunities Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Market Opportunities Fund under the Internal Revenue Code. The Market Opportunities Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through a Subsidiary, would be more than 15% of its assets at the time of the investment.

Each Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Market Opportunities Portfolio will invest in its Subsidiaries within the limitations of the federal tax laws, rules and regulations that apply to RICs under Subchapter M. However, the Market Opportunities Portfolio and each Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of each Subsidiary. Each Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody. Unlike the Market Opportunities Fund, each Subsidiary does not, and will not, seek to qualify as a RIC. The Market Opportunities Portfolio is the sole shareholder of each Subsidiary and does not expect shares of the Subsidiaries to be offered or sold to other investors.

Other leisure activities are defined as those activities that individuals engage in for entertainment, enjoyment and pleasure, which may take place at casinos. Additionally, a substantial aspect of the operations of gaming companies is the operation of casino resorts, which includes, but is not limited to lodging, amenities and recreational activities.

Although the Market Opportunities Portfolio intends to focus its investments in the capital markets and gaming sectors, the Market Opportunities Portfolio may also purchase the securities of companies such as auction houses and payroll and other processing companies that, due to the fixed costs of their operations, benefit from an increase in the volume of sales/transactions.

82

The Market Opportunities Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary and Defensive Cash and Cash Equivalent Holdings
The Market Opportunities Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments, as described above.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Market Opportunities Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Market Opportunities Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Market Opportunities Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Market Opportunities Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Market Opportunities Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Fund Structure
The Market Opportunities Portfolio has an investment objective identical to that of the Market Opportunities Fund. The Market Opportunities Fund may withdraw its investment from the Market Opportunities Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Market Opportunities Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Market Opportunities Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Market Opportunities Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Market Opportunities Fund’s assets directly.

THE MULTI-DISCIPLINARY INCOME FUND
The Multi-Disciplinary Income Portfolio’s option strategy component focuses on the use of options on companies that the Investment Adviser believes have unique business attributes and/or long-term unique fundamental business characteristics. The companies considered by the Investment Adviser for various option strategies undergo a fundamental analysis review by the Investment Adviser’s research team, including but not limited to valuation, credit analysis, and earnings quality.

Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, currency or other instrument at the exercise price. A call option, upon payment of a premium,

83

gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.

The put options that the Multi-Disciplinary Income Portfolio writes or purchases on specific underlying equity securities are generally traded on a national securities exchange. By writing put options, the Multi-Disciplinary Income Portfolio receives income in the form of cash premiums from the purchasers of these options in exchange for providing the purchasers with the right to potentially sell an underlying security to the Multi-Disciplinary Income Portfolio. The Multi-Disciplinary Income Portfolio is not expected to make a cash payment if the prevailing market value of the underlying equity securities on an expiration date exceeds the strike price of the put option that the Multi-Disciplinary Income Portfolio has written.

The Multi-Disciplinary Income Portfolio may hold equity securities in limited circumstances. For example, a position will result if put options are exercised against the Multi-Disciplinary Income Portfolio, in connection with a corporate restructuring of an issuer or convertible securities. However, the Multi-Disciplinary Income Portfolio will not invest directly in equity securities.

There are no limitations on the amount that the Multi-Disciplinary Income Portfolio may invest or hold in any single issuer; however, the Multi-Disciplinary Income Portfolio currently intends to limit its investments at the time of purchase to 10% of the Multi-Disciplinary Income Portfolio’s assets in any single position.

Temporary and Defensive Cash and Cash Equivalent Holdings
The Multi-Disciplinary Income Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments, as described above.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Multi-Disciplinary Income Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Multi-Disciplinary Income Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Multi-Disciplinary Income Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Multi-Disciplinary Income Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Multi-Disciplinary Income Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Fund Structure
The Multi-Disciplinary Income Portfolio has an investment objective identical to that of the Multi-Disciplinary Income Fund. The Multi-Disciplinary Income Fund may withdraw its investment from the Multi-Disciplinary Income Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Multi-Disciplinary Income Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Multi-Disciplinary Income Fund’s investable assets in another pooled investment entity having substantially the same objective and

84

strategies as the Multi-Disciplinary Income Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Multi-Disciplinary Income Fund’s assets directly.

Additional Information About the Risks of Investing in Each of the Funds
The principal risks of investing in each Fund are described previously in each Fund’s summary section of this Prospectus. Each of those risks is considered a "principal risk" of investing in a Fund, regardless of the order in which it appears. This section provides more detail about some of those risks, along with information on additional types of risks that may apply to the Funds.

Bitcoin Risk—Internet Fund, Global Fund, Paradigm Fund, Small Cap Opportunities Fund, Market Opportunities Fund
The value of each Portfolio’s investment in the Grayscale Bitcoin Trust directly or indirectly through its Subsidiaries is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on Bitcoin Exchanges. Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Grayscale Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect a Portfolio’s investment in the Grayscale Bitcoin Trust. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of a Portfolio’s investment in the Grayscale Bitcoin Trust. Shares of the Grayscale Bitcoin Trust may trade at a premium or discount to the net asset value of the Grayscale Bitcoin Trust. Shares currently trade at a substantial premium to the net asset value of such assets. As such, the price of the Grayscale Bitcoin Trust may go down even if the price of the underlying asset, bitcoin, increases or remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

As bitcoins have grown in both popularity and market size, the U.S. Congress and a number of federal and state agencies (including the Financial Crimes Enforcement Network (FinCEN), the SEC, the Commodity Futures Trading Commission, the Financial Industry Regulatory Authority, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the IRS, and state financial institution regulators) have begun to examine the operations of the network that facilitates bitcoins, bitcoin users and the Bitcoin Exchanges, with particular focus on (1) the extent to which bitcoins can be used to launder the proceeds of illegal activities or fund criminal or terrorist enterprises, (2) the safety and soundness of the Bitcoin Exchange or other service-providers that hold bitcoins for users and (3) other risks to investors and consumers who hold and use bitcoins. Ongoing and future regulatory actions may alter, perhaps to a materially adverse extent, the value of a Portfolio’s and each Subsidiary’s investment in the Grayscale Bitcoin Trust or the ability of the Grayscale Bitcoin Trust to continue to operate.

Risks of Credit Default Swap Agreements—The Multi-Disciplinary Income Fund
The Multi-Disciplinary Income Portfolio may enter into credit default swaps. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. The Multi-Disciplinary Income Portfolio may seek to enhance returns by selling protection or attempt to mitigate credit risk by buying protection against the occurrence of a credit event by a specified issuer. The Multi-Disciplinary Income Portfolio may enter into credit default swaps, both directly (“unfunded swaps”) and indirectly (“funded swaps”) in the form of a swap embedded within a structured note, to protect against the risk that a seller will default, with large well-known

85

Wall Street firms or other firms that pass the Investment Adviser’s credit review. Unfunded and funded credit default swaps may refer to a single security or a basket of securities. The Multi-Disciplinary Income Portfolio may engage in credit default swap transactions for the purpose of hedging the Portfolio against anticipated market trends or to enhance the value of the Portfolio through the anticipated capital appreciation of the swap investment. In no event will the Multi-Disciplinary Income Portfolio’s use of credit default swaps exceed the Portfolio’s limits as it relates to leverage or directional exposure.

If the Multi-Disciplinary Income Portfolio buys credit protection using a credit default swap and a credit event occurs, the Portfolio will deliver the defaulted bonds underlying the swap and the swap counterparty will pay the par amount of the bonds. If the Multi-Disciplinary Income Portfolio sells credit protection using a credit default swap and a credit event occurs, the Portfolio will pay the par amount of the defaulted bonds underlying the swap and the swap counterparty will deliver the bonds. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bonds, and the fixed payments are then made on the reduced notional amount. If the Multi-Disciplinary Income Portfolio buys protection on a corporate issue, the Portfolio must own that corporate issue. However, if the Multi-Disciplinary Income Portfolio buys protection on sovereign debt, the Portfolio may own either: (i) the reference obligation, (ii) any sovereign debt of that foreign country, or (iii) sovereign debt of any country that the Investment Adviser determines is closely correlated as an inexact bona fide hedge.

Risks of credit default swaps include counterparty credit risk (if the counterparty fails to meet its obligations) and the risk that the Multi-Disciplinary Income Portfolio will not properly assess the cost of the instrument based on the lack of transparency in the market. If the Multi-Disciplinary Income Portfolio is selling credit protection, there is a risk that a credit event will occur and that the Portfolio will have to pay par value on defaulted bonds. If the Multi-Disciplinary Income Portfolio is buying credit protection, there is a risk that no credit event will occur and the Portfolio will receive no benefit for the premium paid. In addition, if the Multi-Disciplinary Income Portfolio is buying credit protection and a credit event does occur, there is a risk when the Portfolio does not own the underlying security, that the Portfolio will have difficulty acquiring the bond on the open market and may receive adverse pricing.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The use of credit default swaps may be limited by the Portfolio’s limitations on illiquid investments.

Currency Risk – All Funds
Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively impact an investment. A decline in the value of a foreign currency versus the U.S. dollar reduces the dollar value of securities denominated in that currency. Exchange rate movements can be large and unpredictable and can last for extended periods. Absent other events that could otherwise affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in value of a foreign currency generally can be expected to increase the value of a foreign-currency denominated security in terms of U.S. dollars. An increase in foreign interest rates or a decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security. Although a Portfolio may invest in securities denominated in foreign currencies, its portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, a Portfolio’s net asset value to fluctuate as well. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes

86

in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also may be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad. To the extent that a Portfolio’s total assets, adjusted to reflect the Portfolio’s net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, the Portfolio will be more susceptible to the risk of adverse economic and political developments within those countries. The Portfolios investing in foreign securities are all subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

Derivatives Risk – All Funds
Each Portfolio may invest in derivatives such as options. The successful use of these investment practices depends on the Investment Adviser’s ability to forecast stock price movements correctly. Should stock prices move unexpectedly, a Portfolio may not achieve the anticipated benefits of the transactions, or may realize losses, and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded options, there are no daily price fluctuation limits for certain options, and adverse market movements could therefore continue for an unlimited extent over a period of time. In addition, the correlation between movements in the prices of options and movements in the prices of the securities hedged or used for cover will not be perfect and could produce unanticipated losses.

A Portfolio’s ability to dispose of its positions in options, depends on the availability of liquid markets in such instruments. Markets in options with respect to a number of types of securities are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options. If a secondary market does not exist for an option purchased or written by a Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by a Portfolio would have to be exercised in order for the Portfolio to realize any profit and (2) a Portfolio may not be able to sell portfolio securities covering an option written by the Portfolio until the option expires or it delivers the underlying security, upon exercise. Therefore, no assurance can be given that a Portfolio will be able to utilize these instruments effectively. In addition, the ability to engage in options transactions may be limited by tax considerations and the use of certain hedging activities may adversely impact the characterization of income to the Portfolio for U.S. federal income tax purposes.

The Paradigm Portfolio may enter into futures contracts in U.S. domestic markets or on exchanges located outside of the U.S. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the U.S. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets, so that no common clearing facility exists and that an investor may look only to the broker or counter-party for the performance of the contract. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

The SEC recently re-proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, including the Portfolios. Although the rule has not yet been adopted as of the date of this Prospectus, if the proposed rule is adopted and goes into effect in the future, it could require modifications to the Portfolios’ investment strategies and use of derivatives.

Exchange-Traded Funds (ETFs) – All Funds
ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF generally holds

87

the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, a passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Conversely, actively-managed ETFs seek an investment objective by investing in a basket of securities based on the investment strategy and discretion of the ETF’s adviser. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales.  To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, a Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses. Certain ETFs may be thinly traded and experience large spreads between the "ask" price quoted by a seller and the "bid" price offered by a buyer.

Foreign Securities – All Funds
Investing in foreign securities can carry higher returns than those generally associated with U.S. investments. However, foreign securities may be substantially riskier than U.S. investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade. A Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances. Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and companies may be subject to limitation. Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid. Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Futures Risks—All Funds
There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Portfolio and the prices of futures; (3) there may not be a liquid secondary market for a futures contract; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts.

Risks of Investing in Investment Grade Debt Securities and Below Investment Grade Debt Securities—All Funds
Investments in debt securities pose different risks than investments in equity securities. The value of fixed income securities generally will fall if interest rates rise and generally will rise if interest rates fall. The value of these securities may also fall as a result of other factors such as the performance of the issuer, the

88

market perception of the issuer or general economic conditions. These investments also involve a risk that the issuer may not be able to meet its principal and interest payment obligations. Fixed-income securities having longer maturities involve greater risk of fluctuations in value. The longer the duration of a bond, the more a change in interest rates affects the bond’s price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction. The risks associated with changes in interest rates may have unpredictable effects on the markets and the Portfolios' investments. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by a Portfolio. Other types of securities also may be adversely affected from changes in interest rates. During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. A portfolio would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.

Investments in debt securities rated below investment grade, i.e., junk bonds, and unrated securities of comparable quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

IPO Risk—Small Cap Fund
IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the limited number of shares available for trading in some IPOs may also make it more difficult for the Fund to buy or sell significant amounts of those shares without an unfavorable impact on the prevailing prices. In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income or the near-term prospects of them. Many IPOs are by small- or micro-cap companies that are undercapitalized.

Internet Industry Concentration Risks—The Internet Fund
The value of the Internet Portfolio’s shares will be susceptible to factors affecting the Internet, such as heightened regulatory scrutiny and impending changes in government policies, which may have a material effect on the products and services of this industry. Furthermore, securities of companies in this industry tend to be more volatile than securities of companies in other industries. Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies. These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence. The occurrence of any of these factors, individually or collectively, may adversely affect the value of the Internet Portfolio’s shares and your investment in the Internet Fund.

Leveraging Risk – All Funds
A Portfolio’s use of derivative instruments will have the economic effect of financial leverage. The use of leverage by the Investment Adviser may increase the volatility of a Portfolio. These leveraged instruments may result in losses to a Portfolio or may adversely affect a Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. A Portfolio may also use borrowed funds to create leverage. Although the use of leverage by a Portfolio may create an opportunity for increased return, it also results in additional risks and can magnify the effect of any losses. If the income and gains earned on the securities and instruments purchased with leverage proceeds are greater than the

89

cost of the leverage, a Portfolio’s return will be greater than if leverage had not been used. Conversely, if the income and gains from the securities and instruments purchased with such proceeds does not cover the cost of leverage, a Portfolio’s return will be less than if leverage had not been used. In the event of a sudden, precipitous drop in value of a Portfolio’s assets, the Portfolio may not be able to liquidate assets quickly enough to pay off its borrowing. Using this investment technique may adversely affect a Portfolio’s NAV or total return.

To limit leverage risk, a Portfolio will segregate assets determined by the Investment Adviser to be liquid in accordance with procedures established by the Board of Trustees, or, when permissible, enter into offsetting transactions, to cover its obligations resulting from its use of derivative instruments. Securities held in a segregated account cannot be sold while the derivative is outstanding, unless they are replaced with other suitable assets. As a result, it is possible that segregating a large percentage of a Portfolio’s assets could impede portfolio management or its ability to meet redemption requests or other current obligations.

Other Investment Companies – All Funds
Under Sections 12(d)(l)(A) and (B) of the 1940 Act, each Portfolio may invest only up to 5% of its total assets in the securities of any one investment company (ETF or other mutual fund, including closed-end fund), but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Portfolio if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Portfolio; and (ii) the Portfolio has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price, which includes a sales load of more than 1½% percent. An investment company that issues shares to a Portfolio pursuant to paragraph 12(d)(l)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. Each Portfolio (or the Adviser acting on behalf of a Portfolio) must comply with the following voting restrictions: when the Portfolio exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Portfolio, the Portfolio will either seek instruction from the Portfolio’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Portfolio in the same proportion as the vote of all other holders of such security. Because other investment companies employ an investment adviser, such investments by each Portfolio may cause shareholders to bear duplicate fees.

Each Portfolio may rely on SEC orders that permit them to invest in certain investment companies beyond the limits contained in the 1940 Act, subject to certain terms and conditions. Generally, these terms and conditions require the Trust’s Board of Trustees to approve policies and procedures relating to certain of a Portfolio’s investments in investment companies. These policies and procedures require, among other things, that (i) the Investment Adviser conducts a Portfolio’s investment in investment companies without regard to any consideration received by the Portfolio or any of its affiliated persons and (ii) the Investment Adviser certifies to the Trust’s Board of Trustees quarterly that it has not received any consideration in connection with an investment by a Portfolio in an investment company, or if it has, the amount and purpose of the consideration will be reported to the Trust’s Board of Trustees and an equivalent amount of advisory fees shall be waived by the Investment Adviser.

Among other things, each Portfolio may invest in money market mutual funds for cash management purposes by “sweeping” excess cash balances into such funds until the cash is invested or otherwise utilized. A Portfolio

90

will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Portfolio.

Risks of Investing in Mutual Funds—All Funds
All mutual funds carry risks that may cause you to lose money on your investment in one or more of the Funds. In general, the risks associated with the use of the Master/Feeder Fund Structure and the risks associated with your investment in a Fund are substantially identical to the risks associated with a Fund’s investment in a Portfolio. The following describes the primary risks to each Fund that invests in its corresponding Portfolio due to each Portfolio’s specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund or its corresponding Portfolio can give any assurance that its investment objective will be achieved.

Market Risks—All Funds
The NAV of each Portfolio will fluctuate based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which each Portfolio invests may be adversely affected by an issuer’s having experienced losses or lack of earnings, or by the issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by each Portfolio is also subject to the risk that a specific segment of the stock market may not perform as well as the overall market. Under any of these circumstances, the value of each Portfolio’s shares and total return will fluctuate, and your investment in the corresponding Fund may be worth more or less than your original cost when you redeem your shares.

A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has spread internationally. The outbreak has resulted in closing borders and quarantines, enhanced health screenings, cancellations, disrupted supply chains and customer activity, and has produced general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect national and global economies, individual companies and the market in general in a manner that cannot be foreseen at the present time. Health crises caused by the recent outbreak may heighten other pre-existing political, social and economic risks in a country or region. In the event of a pandemic or an outbreak, there can be no assurance that the Funds, the Portfolios and their service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. The full impacts of a pandemic or disease outbreaks are unknown, resulting in a high degree of uncertainty for potentially extended periods of time.

Medical Research Industry Concentration Risks—The Medical Fund
Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Medical research and development is also subject to strict regulatory scrutiny and ongoing legislative action.

Non-Diversification Risks—All Funds except the Alternative Income Fund, the Global Fund and the Multi-Disciplinary Income Fund
Each Portfolio, except the Alternative Income Fund, the Global Portfolio and the Multi-Disciplinary Income Portfolio, and each Fund, except the Alternative Income Fund, the Global Fund and the Multi-Disciplinary

91

Income Fund, is a non-diversified fund and therefore may be more susceptible to adverse financial, economic or other developments affecting any single issuer, and more susceptible to greater losses because of these developments. In certain instances, the non-diversified funds may hold relatively substantial portions of their assets in the securities of a single issuer.

Petroleum and Gas Sector Risk – The Paradigm Fund, The Small Cap Fund and The Market Opportunities Fund
The profitability of companies in the oil and gas industry is related to worldwide energy prices, exploration costs and production spending. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation. Companies in the oil and gas industry may be adversely affected by: natural disasters or other catastrophes; changes in exchange rates or interest rates; prices for competitive energy services, economic conditions, tax treatment, or government regulation; government intervention; negative public perception; or unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property, imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence or labor unrest). Companies in the oil and gas industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Portfolio Borrowing Risks—All Funds
Each Portfolio may leverage its assets, subject to the provisions of the 1940 Act, to fund investment activities or to achieve higher returns. Each Portfolio may borrow money from banks for temporary or emergency purposes in order to meet redemption requests. To reduce its indebtedness, a Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by a Portfolio on borrowed funds would decrease the net earnings of both that Portfolio and your investment in a corresponding Fund.

Portfolio Turnover Risks—All Funds
Under certain circumstances a Portfolio may take advantage of short-term trading opportunities without regard to the length of time its securities have been held. This strategy often calls for frequent trading of a Portfolio’s securities in order to take advantage of anticipated changes in market conditions. Frequent trading by the Portfolio could increase the rate of its portfolio turnover, which would involve correspondingly greater expenses. Such expenses may include brokerage commissions or dealer mark-ups/mark-downs, as well as other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to shareholders. If a Portfolio realizes capital gains when it sells its portfolio investments, the corresponding Fund will realize the capital gains on a flow through basis and will make taxable distributions to shareholders to the extent of the net amount of such capital gains. For more information see the heading “Taxes.” The trading costs and tax effects associated with such portfolio turnover may adversely affect a Portfolio’s performance under these circumstances, and large movements of assets into and out of a Portfolio may negatively impact such Portfolio’s ability to achieve its investment objective or maintain its current level of operating expenses.

Regulatory Risk—Internet Fund, Global Fund, Paradigm Fund, Small Cap Opportunities Fund, Market Opportunities Fund
Bitcoin is generally not subject to the same degree of regulation as are registered U.S. securities. The reporting, accounting and auditing standards for Bitcoin may differ from the standards for registered U.S. securities. Furthermore, countries, including the U.S., may in the future curtail or outlaw the acquisition, use or redemption of bitcoins.

92

Sector Concentration Risk – The Alternative Income Fund, The Paradigm Fund, The Small Cap Fund, The Market Opportunities Fund and The Multi-Disciplinary Income Fund
Although the Portfolios will not concentrate their investments in any industries, the Portfolios may, at certain times, have concentrations in one or more sectors which may cause the Portfolios to be more sensitive to economic changes or events occurring in those sectors. As of December 31, 2019, the Alternative Income Portfolio and the Internet Portfolio had 35.5% and 22.6% invested in the Finance and Insurance sector, respectively; the Paradigm Portfolio had 40.3% invested in the Petroleum and Gas sector; the Small Cap Portfolio and the Market Opportunities Portfolio had 34.8% and 34.2% invested in the Mining, Quarrying and Oil and Gas Extraction sector, respectively; and the Multi-Disciplinary Income Portfolio had 17.4% invested in the Manufacturing sector.

Securities Lending Risks—All Funds
Each Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted). Cash collateral may be invested by a Portfolio in short-term investments, including repurchase agreements and money market funds that meet the requirements of Rule 2a-7 of the 1940 Act. Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to a Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral. In the event that the original seller defaults on its obligation to repurchase, a Portfolio will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, each Portfolio would suffer a loss if forced to sell such collateral in this manner. In addition, invested collateral will be subject to market depreciation or appreciation, and a Portfolio will be responsible for any loss that might result from its investment of the collateral.

Regulations that took effect in 2019 require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many securities lending agreements, terms that delay or restrict the rights of counterparties, such as a Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Portfolio’s ability to terminate existing securities lending agreements or to realize amounts to be received under such agreements.

Single Stock Concentration Risk—Paradigm Fund, Small Cap Opportunities Fund, Market Opportunities Fund, Global Fund, Internet Fund
A Portfolio may hold a large concentration of its net assets in a single security or issuer. Holding a large concentration in a single security or issuer may expose the portfolio to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance. As of March 31, 2020, the Paradigm Portfolio, the Small Cap Opportunities Portfolio and the Market Opportunities Portfolio each held a large concentration of its net assets in the Land Trust. Because a large portion of the Land Trust’s revenue is derived from oil and gas royalties, the performance of the Funds could be adversely affected if the underlying markets for oil or gas were to decline, thereby having a more significant impact on the Funds given the concentration in this holding.

93

Risks of Investment in Small and Medium-Size Companies—All Funds except the Alternative Income Fund and the Multi-Disciplinary Income Fund
Each Portfolio (other than the Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio) may invest in small or medium-size companies. Accordingly, a Portfolio may be subject to the additional risks associated with investment in companies with small or medium-size capital structures (generally a market capitalization of $5 billion or less). The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger, more established companies. If a Portfolio is heavily invested in these securities and the value of these securities suddenly declines, the NAV of that Portfolio and your investment in a corresponding Fund will be more susceptible to significant losses.

Subsidiary Risk—Internet Fund, Global Fund, Paradigm Fund, Small Cap Opportunities Fund, Market Opportunities Fund
Each Portfolio will make investments through a wholly-owned Subsidiary organized under the laws of Delaware and/or the Cayman Islands. By investing in a Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The investments held by a Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio. These risks are described elsewhere in this Prospectus. There can be no assurance that the investment objective of a Subsidiary will be achieved.

Each Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, each Portfolio wholly-owns and controls its Subsidiaries, making it unlikely that a Subsidiary will take action contrary to the interests of a Fund and its shareholders. The Board has oversight responsibility for the investment activities of each Portfolio, including its investment in each Subsidiary, and each Portfolio’s role as sole shareholder of its Subsidiaries. Each Portfolio and its corresponding Subsidiaries will be subject to the same investment restrictions and limitations on a consolidated basis, and to the extent applicable to the investment activities of a Subsidiary, each Subsidiary will follow the same compliance policies and procedures as its Portfolio.

Changes in the laws of Delaware, the United States and/or the Cayman Islands could result in the inability of a Portfolio and/or its Subsidiaries to operate as described in this Prospectus and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman Subsidiaries. If Cayman Islands law changes such that the Cayman Subsidiaries must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Risks of Swap Transactions (Interest Rate, Total Rate of Return, and Currency)—The Alternative Income Fund and the Multi-Disciplinary Income Fund
The Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio may enter into swap transactions and transactions involving interest rate floors, caps and collars for hedging purposes or to seek to increase total return. These instruments are privately negotiated over-the-counter derivative products. A great deal of flexibility is possible in the way these instruments are structured. Interest rate swaps involve the exchange by the Alternative Income Portfolio or the Multi-Disciplinary Income Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. An interest rate collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other

94

party of the total return generated by a security, a basket of securities, an index or an index component. The Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio also may enter into currency swaps, which involve the exchange of the rights of a Portfolio and another party to make or receive payments in specific currencies.

Some transactions, such as interest rate swaps and total rate of return swaps, are entered into on a net basis, i.e., the two payment streams are netted out, with the Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio receiving or paying, as the case may be, only the net amount of the two payments. If the other party to such a transaction defaults, the Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio’s risk of loss consists of the net amount of payments that the Alternative Income Portfolio or the Multi-Disciplinary Income Portfolio is contractually entitled to receive, if any. In contrast, other transactions involve the payment of the gross amount owed. For example, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by the Alternative Income Portfolio or the Multi-Disciplinary Income Portfolio under a swap or an interest rate floor, cap or collar is covered by segregated cash or liquid assets, the Alternative Income Portfolio, the Multi-Disciplinary Income Portfolio and the Investment Adviser believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Alternative Income Portfolio or the Multi-Disciplinary Income Portfolio’s borrowing restrictions.

The Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio will not enter into a total rate of return, currency or interest rate swap or interest rate floor, cap or collar transaction unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P or Fitch, or A or Prime-1 or better by Moody’s or a comparable rating from another organization that is recognized as an nationally recognized statistical rating organization (NRSRO) or, if unrated by such rating organization, is determined to be of comparable quality by the Investment Adviser. If there is a default by the other party to such transaction, the Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio will have contractual remedies pursuant to the agreements related to the transaction. The use of interest rate, total rate of return, and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecast of market values, interest rates and currency exchange rates, the investment performance of the Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio would be less favorable than it would have been if this investment technique were not used. To the extent swap transactions are not deemed liquid, swap transactions are limited to 15% of total assets (together with other illiquid investments).

Tax Risk—Internet Fund, Global Fund, Paradigm Fund, Small Cap Opportunities Fund, Market Opportunities Fund
To qualify as a RIC, the Funds must, among other things, derive at least 90% of their gross income for each taxable year from sources treated as “qualifying income” under Subchapter M. Although qualifying income does not include income derived directly from commodities – the IRS has issued guidance that bitcoin is to be treated for federal income tax purposes as “property,” which thus could be considered a commodity, and the Portfolios, therefore will restrict their gross income from direct investments therein (including shares of the Grayscale Bitcoin Trust) to a maximum of 10% of its gross income for each taxable year — the Portfolios’ investment in the Subsidiaries is expected to provide the Funds with indirect exposure to the Grayscale Bitcoin Trust within the limitations of the federal tax requirements of Subchapter M.

95

The investment of up to 25% of a fund’s assets in a foreign subsidiary such as a Cayman Subsidiary is a structure that has been used by a number of RICs as a way of indirectly making commodities-related investments that would not generate qualifying income if they were made directly by the RIC or directly by an entity classified as a partnership for federal income tax purposes in which the RIC invests. Section 851(b) of the Internal Revenue Code provides that income earned by a controlled foreign corporation (a “CFC”), such as a Cayman Subsidiary, will be treated as qualifying income for a RIC provided that CFC distributes those earnings out to the RIC each year. During the period 2006-2011, the IRS issued a number of private letter rulings to other funds in which the IRS ruled that income derived from a fund’s investment in a CFC such as a Cayman Subsidiary will generally constitute qualifying income for the fund, even if the CFC itself engages in transactions that would not generate qualifying income if they were engaged in by the fund itself and even if the earnings of the CFC are not distributed to the fund each year. In 2011, however, the IRS suspended the issuance of such private letter rulings pending further review of the subject. The IRS has issued regulations that provide that where distributions are received from a CFC, amounts included in gross income pursuant to subpart F income rules are considered as dividends and therefore qualifying income. In addition, these regulations provide that subpart F income that is included in a Fund's gross income by virtue of its investment in the Subsidiary is qualifying income to the extent derived with respect to a Fund's business of investing stock, securities or currencies. Accordingly, each Portfolio intends to cause its Cayman Subsidiary to make such distributions to the Portfolio each year, so that the income of the Cayman Subsidiary will be qualifying income for the Funds.

If, however, the IRS were to determine that income derived from a Portfolio’s investment in its Cayman or Delaware Subsidiary does not constitute qualifying income and if such positions were upheld by a court, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, that Fund might cease to qualify as a RIC and could be required to reduce its exposure to such investments. In a Senate subcommittee hearing on the subject of RIC commodities-related investments in 2012, Senator Levin, the subcommittee chairman, expressed the view that a wholly-owned foreign subsidiary such as a Cayman Subsidiary, which is used by a RIC to make investments or otherwise to engage in transactions that the RIC could not accomplish directly under the applicable tax rules, should be disregarded as a separate entity for federal income tax purposes. Senator Levin’s view was not endorsed by the IRS Commissioner and the Treasury Acting Assistant Secretary for Tax Policy in their hearing testimony and their post-hearing responses to supplemental questions from Senator Levin. If the IRS were ultimately to adopt such a view, however, with respect to the Cayman or Delaware Subsidiary, and if that position were to be sustained by the courts, a Fund might fail to meet the 90% qualifying income test and therefore might not qualify as a RIC. In that event, that Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such an event, in order to re-qualify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

Valuation Risk—Internet Fund, Global Fund, Paradigm Fund, Small Cap Opportunities Fund, Market Opportunities Fund
The sales price a Portfolio could receive for any particular portfolio investment may differ from a Portfolio’s valuation of the investment, particularly for securities or other investments, such as Bitcoin, that trade in thin or volatile markets or that are valued using a fair value methodology. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. A Portfolio’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers. Shares of Grayscale Bitcoin Trust are intended to reflect the price of bitcoin assets, less fees and expenses, and the shares currently trade at a substantial premium to the net asset value of such assets. As such, the price of Grayscale Bitcoin Trust may go down even if the price of the underlying asset, bitcoin, remains unchanged.

96

Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

Volatility Risk—Internet Fund, Global Fund, Paradigm Fund, Small Cap Opportunities Fund, Market Opportunities Fund
A Portfolio may have investments, including but not limited to Bitcoin, that appreciate or depreciate significantly in value over short periods of time. This may cause a Portfolio’s net asset value per share to experience significant increases or declines in value over short periods of time.

Portfolio Holdings Information
A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ SAI. Currently, disclosure of the Portfolios’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the monthly holdings report on Form N‑PORT. The annual and semi-annual reports are available by contacting Kinetics Mutual Funds, Inc., c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-800-930-3828. In addition, the Company may publish on its webpage (www.kineticsfunds.com) month-end (a) top twenty portfolio holdings of each Portfolio and the percentage that each holding represents of the Portfolio’s net assets, (b) top five performing and bottom five performing portfolio holdings of each Portfolio, and (c) for Portfolios that primarily invest in derivatives, cash and fixed income instruments, the top ten (10) derivative and top ten (10) fixed income holdings, along with their respective percentage of net assets in each Portfolio, in all cases no earlier than twenty calendar days after the end of each calendar quarter. This information will be available on the website until the date on which a Fund files its next quarterly portfolio holdings report on Form N‑CSR or Form N‑PORT with the SEC or until the next month in which portfolio holdings are posted in accordance with the above policy.

Management of the Funds and the Portfolios

Investment Adviser
Each Portfolio’s investment adviser is Horizon Kinetics Asset Management LLC (“Kinetics” or the “Investment Adviser”), 470 Park Avenue South New York, New York 10016. The Investment Adviser provides investment advisory services to a family of nine mutual funds with discretionary management authority over approximately $3.76 billion in assets as of March 31, 2020. The Investment Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC.

On April 24, 2019, Kinetics Asset Management LLC (“KAM”), the Portfolios’ former investment adviser, reorganized into Horizon Asset Management LLC (“HAM”), following which HAM was renamed Horizon Kinetics Asset Management LLC. Both KAM and HAM were wholly-owned subsidiaries of Horizon Kinetics LLC.

97

As part of the reorganization, the Portfolios’ investment advisory agreement was transferred from KAM to the Investment Adviser, and the Investment Adviser replaced KAM as the Portfolios’ investment adviser. The reorganization resulted in no other change to the terms of the investment advisory agreement, including the advisory fee rates. Further, the portfolio managers, all of whom are now employees of the Investment Adviser, have not changed as a result of the reorganization. KAM was advised by legal counsel that the reorganization did not result in an “assignment” of the investment advisory agreement (as such term is defined in the 1940 Act).

The Investment Adviser conducts investment research and supervision for each Portfolio and is responsible for the purchase and sale of securities for each Portfolio. The Investment Adviser is entitled to receive an annual fee from each Portfolio, other than the Alternative Income Portfolio, for its services of 1.25% of each Portfolio’s average daily net assets. The Investment Adviser is entitled to receive an annual fee from the Alternative Income Portfolio for its services of 0.90% of the Portfolio’s average daily net assets. However, as a result of fee waivers for certain Funds, the advisory fees paid to the Investment Adviser for the fiscal year ended December 31, 2019, were as follows:

Advisory Fees (as a percentage of average net assets)
Alternative Income Fund	0.00%
Internet Fund	1.25%
Global Fund	0.11%
Paradigm Fund	1.18%
Medical Fund	0.30%
Small Cap Opportunities Fund	1.14%
Market Opportunities Fund	0.81%
Multi-Disciplinary Income Fund	0.70%

A discussion regarding the basis of the Kinetics Portfolio Trust’s (the “Trust”) Board of Trustees’ approval of the investment advisory agreement for each Portfolio is available in the Company’s semi-annual report to shareholders for the period ended June 30, 2019.

Kinetics, as the Investment Adviser to each Portfolio is engaged in a broad range of portfolio management, portfolio advisory and other business activities. Their services are not exclusive to the Portfolios and nothing prevents them, or any affiliates, from providing similar services to other investment funds and other clients (whether or not their investment objectives, strategies, or criteria are similar to those of a Portfolio) or from engaging in other activities.

Members of the Investment Team
Murray Stahl is the Chief Investment Officer for Horizon Kinetics LLC, the parent company to the Investment Adviser and Horizon, and generally oversees the management of each Portfolio’s investment team. The following persons are members of an investment team: Peter B. Doyle, Murray Stahl, Steven Bregman, B. Paul Abel, Steven Tuen, James Davolos, Matthew Houk, and Eric Sites. Each person’s role varies from Portfolio to Portfolio as indicated in the table below. Each investment team member is an employee of the Investment Adviser.

98

The Portfolio Manager(s) of a Portfolio are responsible for the day-to-day management of the applicable Portfolio. Each investment team member serves as a research analyst. While the investment team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with the Portfolio’s Portfolio Manager(s).

	The Alternative Income Portfolio	The Internet Portfolio	The Global Portfolio	The Paradigm Portfolio	The Medical Portfolio	The Small Cap Opportunities Portfolio	The Market Opportunities Portfolio	The Multi-Disciplinary Income Portfolio
Peter B. Doyle	Investment Team Member	Co-Portfolio Manager	Investment Team Member	Co-Portfolio Manager	Investment Team Member	Co-Portfolio Manager	Co-Portfolio Manager	Investment Team Member
B. Paul.. Abel	N/A	N/A	N/A	N/A	Portfolio Manager	N/A	N/A	N/A
Steven Tuen	Investment Team Member	Investment Team Member	Co-Portfolio Manager	N/A	N/A	N/A	N/A	Investment Team Member
Murray Stahl	Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager	N/A	Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager
Steven Bregman	Investment Team Member	Investment Team Member	Investment Team Member	Co-Portfolio Manager	N/A	Investment Team Member	Investment Team Member	Investment Team Member
James Davolos	Investment Team Member	Co-Portfolio Manager	Investment Team Member	Investment Team Member	N/A	Investment Team Member	Investment Team Member	N/A
Matthew Houk	Co-Portfolio Manager	N/A	N/A	N/A	N/A	Co-Portfolio Manager	N/A	Co-Portfolio Manager
Eric Sites	N/A	N/A	N/A	N/A	N/A	N/A	Investment Team Member	N/A

Peter B. Doyle is the Chairman of the Board of the Company. In 1994, he co-founded Horizon, an affiliate of the Investment Adviser since May 2011. In 1996, Mr. Doyle co-founded the Investment Adviser. From 1999 through 2011, Mr. Doyle was a dual employee of both the Investment Adviser and Horizon.

Murray Stahl is the Chief Investment Officer and has been a Portfolio Manager for the Portfolios since 2000. In 1994, he co-founded Horizon and currently serves as Chairman and Chief Investment Officer for Horizon Kinetics, the parent company to the Investment Adviser and Horizon. From 2000 through 2011, Mr. Stahl was a dual employee of both the Investment Adviser and Horizon.

B. Paul Abel joined the Investment Adviser in 1999 as a Portfolio Manager, and currently serves in the same capacity for The Medical Portfolio. He also serves as a Portfolio Manager for private funds managed by an affiliate of the Investment Adviser.

Steven Tuen joined the Investment Adviser in 1999 as a research analyst. He joined Horizon in 1996, also as a research analyst, and between 1999 and 2011 was a dual employee of both the Investment Adviser and Horizon.

James Davolos joined the Investment Adviser as an analyst in 2005, and is now a Portfolio Manager focusing on, among other things, emerging markets.

Matthew Houk joined the Investment Adviser in 2011 and began serving as a Portfolio Manager in 2012. Previously, he was a research analyst at Horizon, beginning in 2008. Prior to Horizon, Mr. Houk held various positions at Goldman, Sachs & Co.

99

Eric Sites has been an Investment Team Member for the Company since 2013. He joined Horizon in 2004 as a research analyst and Portfolio Manager.

Steven Bregman is a Portfolio Manager for the Portfolios since 2017. In 1994, he co-founded Horizon and currently serves as President and Director of Research for Horizon Kinetics, the parent company to the Investment Adviser and Horizon.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

Valuation of Fund Shares
Shares of each Fund’s No Load Class are sold at NAV per share, which is determined by each Fund as of the close of regular trading (generally 4:00 p.m. Eastern Time) on each day that the New York Stock Exchange (the “Exchange”) is open for unrestricted business. Purchase and redemption requests are priced at the next NAV per share calculated after receipt and acceptance of a completed purchase or redemption request. The NAV for each Class of shares of each Fund is determined by dividing the value of the Fund’s securities, cash and other assets attributable to that Class, minus all expenses and liabilities attributable to that Class, by the number of shares outstanding of that Class. The NAV for a Class of shares of a Fund takes into account the expenses and fees of that Class, including management, administration, distribution and shareholder servicing fees, which are accrued daily. The NAV of each Portfolio is calculated at the same time and generally in the same manner (i.e., assets-liabilities/ # of shares = NAV per share) as those of each corresponding Fund’s Classes.

Each Portfolio’s equity securities are valued each day at the last quoted market sale price on the securities’ principal exchange. If there is no sales price, a security is valued at the last reported bid price. Securities listed on the Nasdaq Stock Market, Inc., however, are valued using the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported bid price. If market quotations are not readily available or if events occur that may significantly affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the Exchange, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees and the Company’s Board of Directors. Situations involving significant events may include those where: a security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time. In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before a Portfolio prices its shares. See “Trading in Foreign Securities.” Each Portfolio may use independent pricing services to assist in calculating the NAV per share of such Portfolio.

Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite price is not available, then a quote is provided by one of the authorized pricing vendors. If neither a composite price or quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange traded options also will be valued at the mean between the last bid and asked quotations. Securities that have no public market and all other assets of a Portfolio are considered at such value as the Investment Adviser may determine in good faith, in

100

accordance with a Portfolio’s valuation procedures as approved by the Trust’s Board of Trustees and the Company’s Board of Directors.

A Portfolio’s debt obligations (including convertible securities) that are either investment grade or non-investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments such as repurchase agreements, demand notes, and money market mutual funds are traded at cost and there are no market values available for those instruments from third parties. Those instruments are priced at cost. Debt securities that are not priced by an independent third party pricing agent shall be valued (a) at the last sale price if such last sale occurred within the previous five business days, and (b) if there was no sale price during the previous five business days, at the average of the bids, or the sole bid if there is only one. Debt securities and other securities which, in the judgment of the Investment Adviser, do not properly represent the value of a security will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees and the Company’s Board of Directors.

Fair valuation of securities introduces an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Investment Adviser compares the new market quotation to the fair value price to evaluate the effectiveness of the Portfolios’ fair valuation procedures.

Trading in Foreign Securities
Trading in foreign securities may be completed at times when the Exchange is closed. In computing the NAV per share of each Fund and each corresponding Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the Exchange, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources. In the absence of sales, the last available closing bid will be used. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees and the Company’s Board of Directors. Values of foreign securities are translated from the local currency into U.S. dollars on the basis of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the Exchange. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the Exchange, which events would not be reflected in the computation of a Portfolio’s NAV. If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees and the Company’s Board of Directors, as applicable.

How to Purchase Shares

In General
No Load Class shares of each Fund are sold at NAV, and will be credited to a shareholder’s account at the NAV per share next computed after an order and payment is received. The minimum initial investment for both regular accounts and individual retirement accounts is $2,500 ($2,000 for Coverdell Education Savings Accounts). There is no minimum on subsequent investments for all account types. The Company reserves the right to vary or waive any minimum investment requirement. Each Fund reserves the right to reject any

101

purchase order if, in its opinion, it is in the Fund’s best interest to do so. A service fee of $25 will be deducted from a shareholder’s Fund account, in addition to any loss sustained by the Fund, for any purchases that do not clear. Your order will not be accepted until a completed New Account Application is received by the Funds or their transfer agent, U.S. Bank Global Fund Services (in such capacity, the “Transfer Agent”).

Investing by Telephone
If you have accepted the Telephone and Internet Options on the No Load Class New Account Application (the “Application”) and your account has been open for seven businessdays, you may purchase additional shares by telephoning a Fund toll free at 1-800-930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. Your purchase will take place at the NAV per share determined on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern Time.
During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).

There is no minimum on telephone purchases. You may not make your initial purchase of a Fund’s shares by telephone.

Automatic Investment Plan
Once an account has been established, you may purchase shares of a Fund through an Automatic Investment Plan (“AIP”). You can have money automatically transferred from your checking, savings or bank money market account on a monthly basis. There is no minimum purchase amount in order to participate in the AIP.

To be eligible for the AIP, your bank must be a domestic institution that is an ACH member. If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account. To begin participating in the AIP, please complete the AIP section on the Application or call the Transfer Agent at 1-800-930-3828 with any questions. The first AIP purchase will take place no earlier than seven business days after the Transfer Agent has received your request. Any request to change or terminate your AIP should be submitted to the Transfer Agent 5 days prior to the desired effective date of such change or termination. The Funds may modify or terminate the AIP at any time.

102

Purchase By Mail
To purchase a Fund’s shares by mail, simply complete and sign the Application and mail it, along with a check made payable to [NAME OF FUND], c/o Kinetics Mutual Funds, Inc., to:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

All purchases by check must be in U.S. dollars drawn on a bank located within the United States. The Funds will not accept payment in cash or money orders. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Funds are unable to accept post-dated checks or any conditional order or payment.

Purchase By Wire
To open an account by wire, a completed Application is required before your wire can be accepted. You can mail or overnight deliver your Application to the Transfer Agent at the above address. Upon receipt of your completed Application, an account will be established for you. You will need to provide the assigned account number to your bank when instructing it to wire the funds. Your bank must include along with the wire the name of the Fund, the account number and your name so that monies can be correctly applied. To ensure proper application of wired funds, please call 1-800-930-3828 to notify the applicable Fund that the wire is coming. Wired funds must be received prior to 4:00 p.m. Eastern Time to be eligible for same day pricing. The Funds and U.S. Bank N.A. are not responsible for delays resulting from the banking or Federal Reserve wire system. Please use the following wiring instructions:

Wire to:    U.S. Bank N.A.

ª	ABA Number: 075000022

ª	Credit: U.S. Bancorp Fund Services, LLC

ª	Account: 112-952-137

ª	Further Credit: Kinetics Mutual Funds, Inc.
[NAME OF FUND]
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire. You may also purchase additional shares on-line if you have established an on-line account. To purchase by mail, submit your check with the Invest by Mail form attached to your most recent confirmation statement received

103

from the Transfer Agent. If you do not have the Invest by Mail form, include the Fund name, your name, address, and account number on a separate piece of paper along with your check. To purchase by telephone, call 1-800-930-3828 prior to 4:00 p.m. Eastern Time to place your order. To ensure proper application of wired funds, please call 1-800-930-3828 to notify the Fund that the wire is coming. All purchase requests must include your shareholder account number.

Individual Retirement Accounts
You may invest in any Fund by establishing a tax-sheltered IRA. Each Fund offers Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, and Coverdell Education Savings Accounts. For additional information on IRA options, please call 1-800-930-3828.
Investing Through Brokers or Agents
You may invest in each Fund through brokers or agents who have entered into selling agreements with the Funds’ distributor. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of a Fund.

How to Redeem Shares
In General
You may redeem part or all of your shares of a Fund on any business day that the Fund calculates its NAV per share. To redeem shares, you must contact the Fund in which you are invested either by mail or by phone to place a redemption order. Redemption requests may also be placed on-line if you have established an on-line account. You should request your redemption prior to market close to obtain that day’s closing NAV. Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

Each Fund will generally send redemption proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in “good order” (see below). Please note, however, that when a purchase order has been made by check or electronic funds transfer through the ACH network, a Fund will not be able to send your redemption proceeds until the purchase amount has cleared. This may take up to 12 calendar days. This delay can be avoided by purchasing shares by wire. Since each Fund invests all of its investable assets in a corresponding Portfolio, a Fund will normally need to redeem a portion of its investment in its corresponding Portfolio in order to meet redemption requests.

The Portfolios typically expect that a Portfolio will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Portfolios. These redemption methods will be used regularly and may also be used in stressed market conditions. The Portfolios reserve the right to redeem in-kind as described under “Additional Information.” Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of a Portfolio’s net assets in order to minimize the effect of large redemptions on a Portfolio and its remaining shareholders. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions.

Redemption proceeds may be sent to the address of record, wired to a shareholder’s bank account of record, or sent via electronic funds transfer through the ACH network to the shareholder’s bank account of record. Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system. If the redemption proceeds are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from

104

domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings association, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”), but not from a notary public. The Funds will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee, from either a Medallion program member or a non-Medallion program member, of each owner is required in the following situations:

ª	If you are requesting a change in account ownership;

ª	When redemption proceeds are payable or sent to any person, address or bank account not on record;

ª	Written requests to wire redemption proceeds (if not previously authorized on the account); and

ª	When a redemption request is received by the Transfer Agent and the account address has changed within the last 15 calendar days.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source. In addition to the situations described above, the Fund(s) and/or the Transfer Agent reserve the right at their discretion to require a signature guarantee or signature validation in other circumstances. The Fund(s) reserve the right to waive any signature guarantee requirement at its/their discretion.

Written Redemption
You can execute most redemptions by furnishing an unconditional written request to a Fund in which you are invested to redeem your shares at the current NAV per share. Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

105

Requests for redemption in “good order” must:

ª	indicate the name of the Fund;

ª	be signed exactly as the shares are registered, including the signature of each owner (including a signature guarantee when required);

ª	specify the number of shares or dollar amount to be redeemed; and

ª	indicate your account registration number.

Telephone Redemption
If you are authorized to perform telephone transactions (either through your Application or by subsequent arrangement in writing with a Fund) you may redeem shares in any amount by instructing the Fund in which you are invested by phone at 1-800-930-3828. A signature guarantee or signature validation may be required of all shareholders in order to add or change telephone redemption privileges on an existing account.

Note: Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, each Fund will use reasonable procedures, such as requesting:

ª	your Fund account number;

ª	the name in which your account is registered;

ª	the social security or tax identification number under which the account is registered; and

ª	the address of the account holder, as stated in the Application.

Note: If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. If you are unable to contact the Funds by telephone, you may make your redemption request in writing. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).

Wire Redemption
Wire transfers may be arranged to redeem shares. However, the Transfer Agent charges a $15 fee per wire redemption against your account for this service. There is no minimum on wire redemptions.

Systematic Withdrawal Plan
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly or annually). Proceeds can be mailed via check to the address of record, or sent via electronic funds transfer through the ACH system to your bank account if your bank is an ACH system member. If the date you select to have the withdrawal made is a weekend or holiday, the redemption will be made on the next business day. Money will be transferred from your Fund account to the account you chose at the interval you select on the Application. If you expect to purchase additional shares of a Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions. There is no minimum

106

on systematic withdrawals. Any request to change or terminate your Systematic Withdrawal Plan should be submitted to the Transfer Agent five days prior to the next scheduled withdrawal.

The Funds’ Right to Redeem an Account
Each Fund reserves the right to redeem the shares of any shareholder, other than a shareholder who is an active participant in the AIP, whose account balance is less than $1,000, other than as a result of a decline in the NAV of a Fund. Each Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

IRA Redemption
If you are an IRA shareholder, you must indicate on your written redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding. Shares held in IRA accounts may be redeemed by telephone at 1-800-930-3828. Investors will be asked whether or not to withhold taxes from any distribution.

Householding
By signing the Application, you acknowledge and consent to the householding (i.e., consolidation of mailings) of regulatory documents such as prospectuses, shareholder reports, proxies, and other similar documents. In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 1-800-930-3828 to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Shareholder Inactivity/Lost Shareholder
It is important that the Fund maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to a Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the investor or rightful owner of the account. If the Fund is unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction. Under certain circumstances, if no activity occurs in an account within a time period specified by state law, your shares in a Fund may be transferred to that state.

Investors with a state of residence in Texas have the ability to designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Texas Comptroller of Public Accounts for further information.

Redemption Fees
The Funds are designed for long-term investors willing to accept the risks associated with a long-term investment. In accordance with policies and procedures adopted by the Board of Directors of the Company, frequent purchases and redemptions of Fund shares are not encouraged but are generally permitted by the Funds. Such purchases and redemptions may have an adverse effect on other Fund shareholders, including, without limitation, the possibility of disrupting portfolio management strategies, increasing brokerage and administrative costs, harming Fund performance and possible dilution of the value of Fund shares held by long-term shareholders. The Company may, in its sole discretion, reject purchase orders when, in the judgment of management, such rejection is in the best interest of a Fund and its shareholders. The Funds assess a 2.00% fee on the redemption or exchange of Fund shares held for 30 days or less from the date of

107

purchase. The fee is paid back to the Fund from which the investor redeemed to help offset any potential transaction costs.

The Funds will use the first-in, first-out method to determine the 30-day holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is 30 days or less, the redemption fee will be assessed.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Funds’ systematic programs, as these transactions are typically de minimis. This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Funds in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Funds in an omnibus account. The redemption fee will also not be assessed to accounts of the Investment Adviser or its affiliates used to capitalize the Funds as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Funds. In addition, the Funds are authorized to waive redemption fees for redemptions effected pursuant to asset allocation programs, wrap fee programs, other investment programs offered by financial institutions, and the Company reserves the right to lower or waive any redemption fee. Although frequent purchases and redemptions of Fund shares are generally permitted, the Funds only intend to waive redemption fees for redemptions the Funds reasonably believe do not raise frequent trading or market timing concerns.

The Funds reserve the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law. The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Currently, the Funds are limited in their ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of redemption, a Fund will not receive the redemption fee. If Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should be assessed the redemption fee. Due to operational differences, a financial intermediary’s methods for tracking and calculating the redemption fee may differ in some respects from that of the Fund. If necessary, the Funds may prohibit additional purchases of Fund shares by a financial intermediary or by certain of the intermediaries’ customers.

Notice of Customer Verification
In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Application as part of the Funds’ Anti-Money Laundering Program. As requested on the Application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-800-930-3828 if you need additional assistance when completing your Application.

If we do not have a reasonable belief as to the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Funds also reserve the right to close the account within five business days if clarifying information/documentation is not received.

108

Exchange Privilege
If you have accepted the Telephone and Internet Options on the Application, you can exchange your shares in any Fund for shares of the same class of any other Fund offered by the Company, (e.g., No Load Class shares for No Load Class shares). If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed. You should carefully read the Prospectus of a Fund before exchanging shares into that Fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another Fund. Therefore, an exchange of Fund shares held for 30 days or less may be subject to a 2.00% redemption fee. See “Redemption Fees” above. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day’s closing NAV. Exchange requests received after the close of the Exchange will be treated as though received on the next business day.

Call 1-800-930-3828 to learn more about the other funds or classes offered by the Company and about exercising your exchange privilege.

Distributions and Taxes
Distributions
Distributions (whether treated for tax purposes as ordinary income, qualified dividend income, section 199A dividends or long-term capital gains) to shareholders of each Fund are generally paid in additional shares of the same Class of the Fund in which shareholders are already invested, with no sales charge, based on the NAV per share of that Class as of the close of business on the record date for such distributions. However, you may elect on the Application to receive distributions as follows:

Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or
Option 2: To receive all income dividends and/or capital gain distributions in cash.
Option 3: To reinvest capital gain distributions in additional Fund shares, while receiving income distribution in cash.
Option 4: To reinvest all income dividends in additional Fund shares, while receiving capital gain distributions in cash.

You may change your dividend and capital gain distribution election in writing or by calling the Transfer Agent in advance of the next distribution.
Each Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December. Each Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you selected any distributions to be paid in cash and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the appropriate Fund and your election will be converted to the purchase of additional shares.

109

Taxes
The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the summary assumes you are a U.S. citizen or resident or otherwise subject to U.S. federal income tax. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Fund Distributions
Each Fund has qualified and intends to continue to qualify for federal tax purposes as a regulated investment company and to distribute substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as otherwise noted below, you will generally be subject to federal income tax on Fund distributions to you regardless whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below. It is anticipated that most of the Alternative Income Fund’s and the Multi-Disciplinary Income Fund’s distributions will be taxable as ordinary income.

Distributions attributable to the net capital gain of a Fund generally are taxable to you as long-term capital gain, regardless of how long you have held your shares. The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 23.8% (which includes a 3.8% Medicare tax).

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gain rates. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or non-qualified foreign corporations. Also, distributions on income contributable to each Cayman Subsidiary will generally not be “qualifying dividends.”

Certain Funds may make distributions to you of “section 199A dividends” with respect to qualified dividends that it receives with respect to such Fund's investments in REITs. A section 199A dividend is any dividend or part of such dividend that the Fund pays to you and reports as a section 199A dividend in written statements furnished to you. Distributions paid by a Fund that are eligible to be treated as section 199A dividends for a taxable year may not exceed the “qualified REIT dividends” received by the Fund from a REIT reduced by the Fund's allocable expenses. Section 199A dividends may be taxed to individuals and other non-corporate shareholders at a reduced effective federal income tax rate, provided you have satisfied a holding period requirement for the Fund's shares and satisfied certain other conditions. For the lower rates to apply, you must have owned your Fund shares for at least 46 days during the 91-day period beginning on the date that is 45 days before the Fund's ex-dividend date, but only to the extent that you are not under an obligation (under a short-sale or otherwise) to make related payments with respect to positions in substantially similar or related property.

110

Distributions from each Fund will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31. You will be notified annually of the tax status of distributions to you.

A portion of distributions attributable to investments in U.S. corporations paid by a Fund to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of such dividends qualifying for this deduction may, however, be reduced as a result of a Fund’s securities lending activities (if any), by a high portfolio turnover rate or by investments in debt securities.

The Funds may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. If more than 50% of the value of the total assets of a Fund consists of stocks and securities (including debt securities) of foreign corporations at the close of a taxable year, a Fund may elect, for federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding and other foreign income taxes, as paid by its shareholders. If a Fund makes this election, the amount of those foreign taxes paid by a Fund will be included in its shareholders’ income pro rata (in addition to taxable distributions actually received by them), and each such shareholder will be entitled either (1) to credit that proportionate amount of taxes against U.S. federal income tax liability as a foreign tax credit or (2) to take that amount as an itemized deduction. If a Fund is not eligible or chooses not to make this election, the Fund will be entitled to deduct any such foreign taxes in computing the amounts it is required to distribute.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”

Sales and Exchanges
You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares in a Fund, including an exchange of shares pursuant to a Fund’s exchange privilege, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them.

Any loss realized on shares held for six months or less will be treated as a long‑term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

For shares acquired on or after January 1, 2012, the Funds (or relevant broker or financial adviser) are required to compute and report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders cost basis information when such shares are sold or exchanged. The Funds have elected to use the average cost method, unless you instruct the Funds to use a different IRS-accepted cost basis method, or choose to specifically identify your shares at the time of each sale or exchange. If your account is held by your broker or other financial adviser, they may select a different cost basis method. In these cases, please contact your broker or other financial adviser to obtain information with respect to the available methods and elections for your account. You should carefully review the cost basis information provided by the Funds and make any

111

additional basis, holding period or other adjustments that are required when reporting these amounts on your federal and state income tax returns. Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting requirements apply to them.

IRAs and Other Tax-Qualified Plans
One major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax‑qualified plan) will not be currently taxable unless such shares were acquired with borrowed funds.

Backup Withholding
On the Application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding. If you (i) fail to provide a correct taxpayer identification number in the manner required; (ii) are subject to backup withholding by the IRS for failure to properly include on your return payments of taxable interest or dividends; or (iii) fail to certify that you are not subject to backup withholding when required to do so or have failed to certify that you are an “exempt recipient,” the IRS may, in certain cases, require each Fund to withhold a percentage of dividends or redemption or exchange proceeds. Each Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number. The current backup withholding rate is 24%.

U.S. Tax Treatment of Foreign Shareholders
Generally, nonresident aliens, foreign corporations and other foreign investors are subject to 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States (provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN or Form W8BEN-E, as applicable, to establish entitlement for these treaty benefits). In the case of regulated investment companies such as the Funds, however, certain categories of dividends are exempt from the 30% withholding tax. These generally include dividends attributable to the Funds’ net capital gains (the excess of net long-term capital gains over net short-term capital loss), dividends attributable to the Funds’ interest income from U.S. obligors and dividends attributable to net short-term capital gains of the Funds.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of shares in a Fund, except that a nonresident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains and on capital gain dividends from a Fund.

In contrast, if a foreign investor conducts a trade or business in the United States and the investment in a Fund is effectively connected with that trade or business, then the foreign investor’s income from the Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

Each Fund will also generally be required to withhold 30% tax on certain payments to foreign entities that do not provide a Form W-8BEN-E that evidences their compliance with, or exemption from, specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisers regarding the tax consequences in their country of residence of an investment in a Fund.

112

State and Local Taxes
You may also be subject to state and local taxes on distributions, sales, exchanges and redemptions. State income taxes may not apply, however, to any portions of a Fund’s distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state in which you live. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

More tax information relating to the Funds is provided in the SAI.

Distribution of Shares
Distributor
Kinetics Funds Distributor LLC (“KFD”), an affiliate of the Investment Adviser, 470 Park Avenue South, New York, New York 10016, is the distributor for the shares of the Funds. KFD is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. Shares of each Fund are offered on a continuous basis.

Shareholder Servicing Agents
Pursuant to separate shareholder servicing agreements, the Investment Adviser is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with the Investment Adviser and perform these functions on behalf of their clients who own shares of the Funds. For this service, the Investment Adviser receives an annual shareholder-servicing fee from each Class equal to 0.25% of each Fund’s average daily net assets attributable to that Class.

Arrangements with Certain Financial Institutions
The Investment Adviser and/or its affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions (“Financial Institutions”) from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Funds and other funds managed by the Investment Adviser or its affiliates. These payments are made out of the Investment Adviser’s, and/or its affiliates’, own assets and are not an additional charge to the Funds. The payments are in addition to the shareholder servicing fees described in this Prospectus. The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Funds over other investment options. You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest.

Fund Administrator
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator to each Fund and each Portfolio.

Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant
U.S. Bank N.A. serves as Custodian for each Fund’s cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. Fund Services acts as each Fund’s Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

113

Unique Characteristics of the Fund Structure
Unlike other mutual funds that directly acquire and manage their own portfolio securities, each Fund invests all of its investable assets in a Portfolio that is a series of a separately registered investment company. The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.

In addition to selling a beneficial interest to a Fund or Funds, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in such Portfolio on the same terms and conditions and would pay a proportionate share of such Portfolio’s expenses. However, other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Funds should be aware that these differences would result in differences in returns experienced in the different funds that invest in a Portfolio. Such differences in returns are also present in other mutual fund structures.

Smaller funds investing in a Portfolio could be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large feeder fund were to withdraw from a Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk. However, that possibility also exists for traditionally structured funds that have large or institutional investors. Funds with a greater pro rata ownership in a Portfolio could have effective voting control of such Portfolio.

Certain changes in a Portfolio’s objective, policies or restrictions might require the Company to withdraw the corresponding Fund’s interest in such Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Portfolio). A Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund.

The Company’s Board of Directors retains its right to withdraw any Fund’s investment from a Portfolio at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund’s shareholders. The Fund would then resume investing directly in individual securities of other issuers or invest in another Portfolio of the Trust.

The SAI contains more information about each Fund and Portfolio, the Master/Feeder Fund Structure and the types of securities in which each Portfolio may invest.

Counsel and Independent Registered Public Accounting Firm
Legal matters in connection with the issuance of shares of common stock of each Fund are passed upon by Faegre Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996.

Tait, Weller & Baker LLP, Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia, PA 19102, is the independent registered public accounting firm for the Funds.

Description of Indexes
The Bloomberg Barclays U.S. 1-3 Year Credit Bond Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar denominated and have a remaining maturity of greater than or equal to one year and less than three years.

114

The Bloomberg Barclays U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The Index includes multiple types of government and corporate-issued bonds, some of which are asset-backed.

The Bloomberg Barclays U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings. The index excludes emerging markets debt.

The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

S&P 600® SmallCap Index measures the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

The MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of March 31, 2020, the MSCI EAFE® Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and the United States.

The MSCI ACWI (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. As of March 31, 2020, the MSCI ACWI consists of 49 country indices comprising 23 developed and 26 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and the United States. The emerging market country indices included are: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

Financial Highlights
The financial highlights tables set forth below are intended to help you understand each Fund’s financial performance for the last five fiscal years. Most of the information reflects financial results with respect to a single No Load Class share of each Fund. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions).

The financial information provided was audited by Tait, Weller & Baker LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report and incorporated by reference into the SAI, both of which are available upon request, or by following the hyperlink to the Annual Report.

115

The Alternative Income Fund

	No Load Class
	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016		For the Year Ended December 31, 2015
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$97.46	$97.57	$95.36	$91.68		$89.06
Income from Investment Operations:
Net investment income (loss)(2)	1.39	0.92	0.08	(0.01)		0.01
Net realized and unrealized gain (loss) on investments	1.01	(0.03)	2.12	3.69		2.56
Total from Investment Operations	2.40	0.89	2.20	3.68		2.57
Redemption Fees	—	0.01	0.01	0.00	(3)	0.05
Less Distributions:
From net investment income	(1.58)	(1.01)	—	—		—
Total Distributions	(1.58)	(1.01)	—	—		—
Net Asset Value, End of Year	$98.28	$97.46	$97.57	$95.36		$91.68
Total return	2.47%	0.92%	2.32%	4.00%		2.94%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$3,482	$4,265	$4,968	$5,664		$4,570
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.01%	1.88%	1.75%	1.78%		1.74%
After expense reimbursement	0.95%	0.95%	0.95%	0.95%		0.95%
Ratio of net investment income (loss) to average net assets:	1.41%	0.94%	0.08%	(0.01)%		0.01%
Portfolio turnover rate(4)	0%	0%	0%	1%		6%

(1)	Information presented relates to a share of capital stock outstanding for each year.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3)	Amount calculated is less than $0.005.

(4)	Portfolio turnover of The Alternative Income Portfolio.

116

The Internet Fund

	No Load Class
	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017		For the Year Ended December 31, 2016		For the Year Ended December 31, 2015
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$27.19		$52.18	$39.33		$41.68		$56.08
Income from Investment Operations:
Net investment income (loss)(2)	(0.25)		(0.48)	0.36		(0.68)		(0.84)
Net realized and unrealized gain (loss) on investments	7.44		(13.77)	22.13		1.76		(2.21)
Total from Investment Operations	7.19		(14.25)	22.49		1.08		(3.05)
Redemption Fees	0.00	(3)	0.02	0.00	(3)	0.00	(3)	0.00	(3)
Less Distributions:
From net realized gains	(0.49)		(10.76)	(9.64)		(3.43)		(11.35)
Total Distributions	(0.49)		(10.76)	(9.64)		(3.43)		(11.35)
Net Asset Value, End of Year	$33.89		$27.19	$52.18		$39.33		$41.68
Total return	26.45%		(27.32)%	57.43%		2.59%		(5.42)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$115,351		$102,268	$162,120		$109,930		$122,332
Ratio of operating expenses to average net assets:	1.84%		1.84%	1.84%		1.87%		1.82%
Ratio of net investment income (loss) to average net assets:	(0.76)%		(1.05)%	0.79%		(1.68)%		(1.51)%
Portfolio turnover rate(4)	1%		15%	44%		2%		1%

(1)	Information presented relates to a share of capital stock outstanding for each year.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3)	Amount calculated is less than $0.005.

(4)	Portfolio turnover of The Internet Portfolio.

117

The Global Fund

	No Load Class
	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018		For the Year Ended December 31, 2017		For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$5.46		$7.15		$5.23		$4.59	$5.33
Income from Investment Operations:
Net investment income (loss)(2)	(0.00)	(3)	(0.02)		0.10		(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments	1.18		(1.67)		2.47		0.67	(0.72)
Total from Investment Operations	1.18		(1.69)		2.57		0.66	(0.74)
Redemption Fees(3)	0.00		0.00		0.00		0.00	0.00
Less Distributions:
From net investment income	—		—		(0.10)		—	—
From net realized gains	—		(0.00)	(3)	(0.55)		(0.02)	(0.00)	(3)
Total Distributions	—		(0.00)	(3)	(0.65)		(0.02)	(0.00)	(3)
Net Asset Value, End of Year	$6.64		$5.46		$7.15		$5.23	$4.59
Total return	21.61%		(23.58)%		49.20%		14.40%	(13.83)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$8,115		$5,665		$8,577		$5,316	$4,745
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.53%		2.53%		3.07%	(5)	3.04%	2.87%
After expense reimbursement	1.39%		1.39%		1.76%	(5)	1.39%	1.39%
Ratio of net investment income (loss) to average net assets:	0.01%		(0.30)%		1.69%		(0.17)%	(0.29)%
Portfolio turnover rate(4)	5%		28%		169%		11%	16%

(1)	Information presented relates to a share of capital stock outstanding for each year.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3)	Amount calculated is less than $0.005.

(4)	Portfolio turnover of The Global Portfolio.

(5)	The ratio of expenses includes a tax expense. The expense ratio excluding the tax expense was 2.69% before expense reimbursement and 1.39% after expense reimbursement.

118

The Paradigm Fund

	No Load Class
	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017		For the Year Ended December 31, 2016		For the Year Ended December 31, 2015
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$41.32		$48.32	$37.63		$31.24		$34.08
Income from Investment Operations:
Net investment loss(2)	(0.36)		(0.50)	(0.34)		(0.36)		(0.32)
Net realized and unrealized gain (loss) on investments	12.96		(2.20)	11.03		6.75		(2.52)
Total from Investment Operations	12.60		(2.70)	10.69		6.39		(2.84)
Redemption Fees	0.00	(3)	0.01	0.00	(3)	0.00	(3)	0.00	(3)
Less Distributions:
From net investment income	(0.01)		—	—		—		—
From net realized gains	(0.53)		(4.31)	—		—		—
Total Distributions	(0.54)		(4.31)	—		—		—
Net Asset Value, End of Year	$53.38		$41.32	$48.32		$37.63		$31.24
Total return	30.48%		(5.55)%	28.41%		20.45%		(8.33)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$348,402		$297,990	$339,189		$336,837		$292,014
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.72%		1.73%	1.74%		1.75%		1.71%
After expense reimbursement	1.64%		1.64%	1.64%		1.64%		1.64%
Ratio of net investment loss to average net assets:	(0.71)%		(0.93)%	(0.82)%		(1.11)%		(0.92)%
Portfolio turnover rate(4)	1%		3%	14%		2%		2%

(1)	Information presented relates to a share of capital stock outstanding for each year.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3)	Amount calculated is less than $0.005.

(4)	Portfolio turnover of The Paradigm Portfolio.

119

The Medical Fund

	No Load Class
	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$23.47	$25.33	$26.62	$30.62	$30.67
Income from Investment Operations:
Net investment income(2)	0.33	0.27	0.24	0.19	0.08
Net realized and unrealized gain (loss) on investments	3.43	0.12	2.63	(2.64)	1.96
Total from Investment Operations	3.76	0.39	2.87	(2.45)	2.04
Redemption Fees(3)	0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	(0.35)	(0.29)	(0.26)	(0.22)	(0.12)
From net realized gains	(0.35)	(1.96)	(3.90)	(1.33)	(1.97)
Total Distributions	(0.70)	(2.25)	(4.16)	(1.55)	(2.09)
Net Asset Value, End of Year	$26.53	$23.47	$25.33	$26.62	$30.62
Total return	16.04%	1.67%	10.71%	(8.01)%	6.59%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$15,442	$14,814	$16,060	$17,560	$22,257
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.34%	2.23%	2.15%	2.08%	1.99%
After expense reimbursement	1.39%	1.39%	1.39%	1.39%	1.39%
Ratio of net investment income to average net assets:	1.34%	1.03%	0.86%	0.69%	0.25%
Portfolio turnover rate(4)	6%	0%	0%	0%	12%

(1)	Information presented relates to a share of capital stock outstanding for each year.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3)	Amount calculated is less than $0.005.

(4)	Portfolio turnover of The Medical Portfolio.

120

The Small Cap Opportunities Fund

	No Load Class
	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017		For the Year Ended December 31, 2016		For the Year Ended December 31, 2015
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$51.40		$51.25	$40.60		$32.64		$37.21
Income from Investment Operations:
Net investment loss(2)	(0.29)		(0.35)	(0.33)		(0.36)		(0.35)
Net realized and unrealized gain (loss) on investments	14.20		0.47	10.98		8.32		(4.22)
Total from Investment Operations	13.91		0.12	10.65		7.96		(4.57)
Redemption Fees	0.00	(3)	0.03	0.00	(3)	0.00	(3)	0.00	(3)
Less Distributions:
From net investment income	—		—	—		—		—
Total Distributions	—		—	—		—		—
Net Asset Value, End of Year	$65.31		$51.40	$51.25		$40.60		$32.64
Total return	27.06%		0.29%	26.23%		24.39%		(12.26)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$180,575		$164,330	$133,960		$132,443		$145,032
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.75%		1.74%	1.78%		1.76%		1.73%
After expense reimbursement	1.64%		1.64%	1.64%		1.64%		1.64%
Ratio of net investment loss to average net assets:	(0.48)%		(0.60)%	(0.74)%		(1.03)%		(0.94)%
Portfolio turnover rate(4)	4%		3%	9%		4%		2%

(1)	Information presented relates to a share of capital stock outstanding for each year.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3)	Amount calculated is less than $0.005.

(4)	Portfolio turnover of The Small Cap Opportunities Portfolio.

121

The Market Opportunities Fund

	No Load Class
	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017		For the Year Ended December 31, 2016		For the Year Ended December 31, 2015
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$21.83		$26.72	$18.26		$15.16		$16.68
Income from Investment Operations:
Net investment income (loss)(2)	(0.00)	(3)	(0.14)	0.17		(0.15)		(0.15)
Net realized and unrealized gain (loss) on investments	4.97		(2.77)	8.46		3.25		(1.37)
Total from Investment Operations	4.97		(2.91)	8.63		3.10		(1.52)
Redemption Fees	0.00	(3)	0.01	0.00	(3)	0.00	(3)	—
Less Distributions:
From net investment income	(0.09)		—	(0.17)		—		—
From net realized gains	—		(1.99)	—		—		—
Total Distributions	(0.09)		(1.99)	(0.17)		—		—
Net Asset Value, End of Year	$26.71		$21.83	$26.72		$18.26		$15.16
Total return	22.76%		(10.86)%	47.28%		20.45%		(9.11)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$56,987		$48,487	$51,298		$32,178		$31,230
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.84%		1.86%	1.92%		1.97%		1.90%
After expense reimbursement	1.40%		1.64%	1.64%		1.64%		1.64%
Ratio of net investment income (loss) to average net assets:	(0.01)%		(0.53)%	0.81%		(0.96)%		(0.91)%
Portfolio turnover rate(4)	4%		8%	35%		5%		2%

(1)	Information presented relates to a share of capital stock outstanding for each year.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3)	Amount calculated is less than $0.005.

(4)	Portfolio turnover of The Market Opportunities Portfolio.

122

The Multi-Disciplinary Income Fund

	No Load Class
	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017		For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$10.46		$11.02	$10.95		$10.32	$10.79
Income from Investment Operations:
Net investment income(2)	0.45		0.44	0.37		0.43	0.37
Net realized and unrealized gain (loss) on investments	0.49		(0.55)	0.14		0.63	(0.60)
Total from Investment Operations	0.94		(0.11)	0.51		1.06	(0.23)
Redemption Fees	0.00	(3)	—	0.00	(3)	—	0.00	(3)
Less Distributions:
From net investment income	(0.45)		(0.45)	(0.44)		(0.43)	(0.23)
From net realized gains	—		—	—		—	(0.01)
Total Distributions	(0.45)		(0.45)	(0.44)		(0.43)	(0.24)
Net Asset Value, End of Year	$10.95		$10.46	$11.02		$10.95	$10.32
Total return	9.08%		(1.00)%	4.75%		10.41%	(2.17)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$6,025		$6,134	$6,974		$6,809	$6,108
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.04%		1.97%	1.91%		1.85%	1.79%
After expense reimbursement	1.49%		1.49%	1.49%		1.49%	1.49%
Ratio of net investment income to average net assets:	4.10%		4.06%	3.37%		4.02%	3.38%
Portfolio turnover rate(4)	0%		2%	16%		9%	10%

(1)	Information presented relates to a share of capital stock outstanding for each year.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3)	Amount calculated is less than $0.005.

(4)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.

123

Kinetics Mutual Funds, Inc.

The Alternative Income Fund	The Medical Fund
The Internet Fund	The Small Cap Opportunities Fund
The Global Fund	The Market Opportunities Fund
The Paradigm Fund	The Multi-Disciplinary Income Fund

Investment Adviser and Shareholder Servicing Agent	Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, NY 10016

Legal Counsel	Faegre Drinker Biddle & Reath LLP One Logan Square Suite 2000 Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP Two Liberty Place, 50 South 16th Street, Suite 2900 Philadelphia, PA 19102

Distributor	Kinetics Funds Distributor LLC 470 Park Avenue South New York, NY 10016

Transfer Agent, Fund Accountant, and Administrator	U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202

Custodian	U.S. Bank N.A. 1555 N. RiverCenter Drive, Suite 302 Milwaukee, WI 53212

You may obtain the following and other information on the Funds free of charge:

Statement of Additional Information (SAI) dated April 29, 2020
The SAI of the Funds provides more details about each Fund’s policies and management. The Funds’ SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for each Fund provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year.

To receive any of these documents or the Funds’ Prospectus, free of charge, to request additional information about the Company or to make shareholder inquiries, please contact us:

By Telephone:	By Internet:
(800) 930-3828	http://www.kineticsfunds.com

By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701

Additionally, the foregoing Fund documents are available on the Funds’ website listed above.

SEC:
Reports and other information about each Fund are available on the EDGAR Database on the SEC’s website at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

1940 Act File No. 811-09303

Institutional Class

April 29, 2020	Prospectus	www.kineticsfunds.com

The Alternative Income Fund (KWIIX)
The Internet Fund
The Global Fund
The Paradigm Fund (KNPYX)
The Medical Fund
The Small Cap Opportunities Fund (KSCYX)
The Market Opportunities Fund (KMKYX)
The Multi-Disciplinary Income Fund (KMDYX)

Each a series of Kinetics Mutual Funds, Inc.
Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, Kinetics Mutual Funds, Inc. will send a notice, either by mail or e-mail, each time your fund’s updated report is available on our website www.kineticsfunds.com. Investors enrolled in electronic delivery will receive the notice by e-mail, with links to the updated report and do not need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge by calling (800) 930-3828. Your election to receive reports in printed format will apply to all funds held in Kinetics Mutual Funds, Inc.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

SUMMARY SECTION

THE ALTERNATIVE INCOME FUND
Investment Objectives
The primary investment objective of the Alternative Income Fund is to provide current income and gains. The Alternative Income Fund seeks to obtain long-term growth of capital as a secondary objective. The Alternative Income Fund is the sole “feeder fund” to The Alternative Income Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Alternative Income Fund.

Fee Table(1)

SHAREHOLDER FEES (fees paid directly from your investment)	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		Institutional Class
Management Fees(1)		0.90%
Distribution (Rule 12b-1) Fees		None
Other Expenses		1.06%
Shareholder Servicing Fees	0.20%
Other Operating Expenses	0.86%
Acquired Fund Fees and Expenses		0.05%
Total Annual Fund Operating Expenses(2)		2.01%
Fee Waiver and/or Expense Reimbursements(3)		-1.21%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements		0.80%

(1)
This table and the example below reflect the aggregate expenses of the Alternative Income Fund and the Alternative Income Portfolio. The management fees paid by the Alternative Income Fund reflect the proportionate share of fees allocated to the Alternative Income Fund from the Alternative Income Portfolio.

(2)
Total Annual Fund Operating Expenses do not correlate to the ratio of operating expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus, which reflects the Alternative Income Fund’s operating expenses and does not include acquired fund fees and expenses (“AFFE”).

(3)
Horizon Kinetics Asset Management LLC, the investment adviser to the Alternative Income Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has contractually agreed to reimburse the Alternative Income Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2021. In addition, the Investment Adviser to the Alternative Income Portfolio has agreed to waive management fees and reimburse Fund expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 0.75%, excluding AFFE. These waivers and reimbursements are in effect until May 1, 2021, and may not be terminated without the approval of the Board.

Example. This Example is intended to help you compare the cost of investing in the Alternative Income Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the

1

Alternative Income Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Alternative Income Fund’s operating expenses remain the same (taking into account the expense limitations only in the first year). Although your actual costs may be higher or lower, based on these assumptions your cost for the Alternative Income Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$82	$513	$971	$2,240

Portfolio Turnover. The Alternative Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Alternative Income Portfolio’s, and therefore the Alternative Income Fund’s, performance. During the most recent fiscal year, the Alternative Income Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategy
The Alternative Income Fund is a diversified fund that invests all of its investable assets in the Alternative Income Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Alternative Income Portfolio will hold a portfolio of primarily fixed income securities, and conditions permitting, and implement an equity put writing option strategy intended to generate returns from the receipt of option premiums. The Alternative Income Portfolio will thereby only be able to seek to fulfill its primary investment objective of generating current income and gains by collecting premiums on written put options while maintaining a portfolio of primarily fixed income securities that serve as collateral to cover obligations pursuant to the written options. In addition to writing options when appropriate, the Alternative Income Portfolio may also purchase options in certain circumstances. The Alternative Income Portfolio’s secondary objective is to achieve long-term growth of capital.

The Alternative Income Portfolio implements option strategies on market indexes, exchange-traded funds (“ETFs”) or company specific equity securities, receiving up-front cash payments from the purchasers of these options in exchange for providing the purchasers with the right to potentially sell an underlying security to the Alternative Income Portfolio. If the prevailing market value of the underlying equity securities on an expiration date exceeds the exercise price of the put option that the Alternative Income Portfolio has written, it is expected that the option will not be exercised. In such instance, the Alternative Income Portfolio would not be required to purchase any securities and the received premium would be considered income.

At the time of writing (selling) a put option, the aggregated amount of all the notional obligations of the option positions (the sum of all the exercise prices referenced) held by the Alternative Income Portfolio may not exceed 100% of the Alternative Income Portfolio’s total assets. In this way, the Alternative Income Portfolio intends to have available at all times cash or fixed income investments to satisfy any obligations to purchase securities pursuant to options written.

The Investment Adviser selects option investments based on market volatility levels, underlying security valuations and perceived market risks. Further, the Investment Adviser evaluates relative option premiums and implied volatilities in determining preferred option contract terms, such as exercise prices and expiration dates. The Alternative Income Portfolio will typically buy or sell exchange-traded options on market indexes, diversified and non-diversified ETFs, real estate investment trusts (“REITs”), convertible securities and U.S. listed stocks of individual companies. The Alternative Income Portfolio may also invest in foreign securities,

2

including up to 100% in emerging markets, directly or through American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”). To the extent the Alternative Income Portfolio buys or sells options on single stock equity securities, the aggregate notional exposure to a specific underlying company will typically not exceed 5% of the Alternative Income Portfolio’s net assets at the time of investment.

To satisfy collateral requirements related to the use of derivatives and provide full coverage of potential security purchase obligations related to written options, the Alternative Income Portfolio may invest up to 100% of its net assets in fixed income securities including cash or cash equivalents, fixed income closed-end funds (“CEFs”) and ETFs. There are no limitations as to the maturities or credit ratings of the fixed income securities in which the Alternative Income Portfolio may invest, however, fixed income securities held by the Alternative Income Portfolio are generally issued by the U.S. government or investment grade, large capitalization U.S. companies.

In managing the Alternative Income Portfolio’s fixed income holdings, the Investment Adviser focuses on achieving a reasonable risk-adjusted return with an emphasis on capital preservation, while seeking long term growth of capital. The Investment Adviser will select fixed income securities based on market liquidity, duration risk, credit risk, and yield to maturity.

In connection with the Alternative Income Portfolio’s positions in derivatives, the Alternative Income Portfolio segregates liquid assets or will otherwise cover its position in accordance with applicable U.S. Securities and Exchange Commission (“SEC”) requirements. Additionally, the Alternative Income Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

The Alternative Income Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Alternative Income Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Alternative Income Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Alternative Income Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Alternative Income Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Alternative Income Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Alternative Income Fund, and indirectly the Alternative Income Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Alternative Income Fund, Alternative Income Portfolio and your investment. The principal risks are presented in alphabetical

3

order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a principal risk of investing in the Alternative Income Fund, and indirectly the Alternative Income Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

ª	Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.

ª
Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Alternative Income Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

ª
Derivatives Risks: The Alternative Income Portfolio’s investments in options and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Alternative Income Portfolio. If a secondary market does not exist for an option purchased or written by the Alternative Income Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by the Alternative Income Portfolio would have to be exercised in order for the Alternative Income Portfolio to realize any profit and (2) the Alternative Income Portfolio may not be able to sell portfolio securities covering an option written by it until the option expires or it delivers the underlying security, upon exercise. To the extent the Alternative Income Portfolio segregates assets to cover derivative positions, the Alternative Income Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Alternative Income Portfolio properly in a manner consistent with its stated investment objective.

ª
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

ª
Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Conversely, actively-managed ETFs seek an investment objective by investing in a basket of securities based on the investment strategy and discretion of the ETF’s adviser. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales.  To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Alternative Income Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

ª
Foreign Securities Risks: The Alternative Income Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

4

ª
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Alternative Income Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant. The risks associated with changing interest rates may have unpredictable effects on the markets and the Alternative Income Portfolio's investments.

ª
Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Alternative Income Portfolio. These leveraged instruments may result in losses to the Alternative Income Portfolio or may adversely affect the Alternative Income Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Alternative Income Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

ª
Liquidity Risks: The Alternative Income Portfolio’s investments in options and, to the extent it invests in certain non-investment grade fixed income securities, including CEFs or ETFs, makes the Alternative Income Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions. Natural disasters, public health emergencies (including epidemics and pandemics), terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects.

ª
REITs Risks: REITs may be affected by economic forces and other factors related to the real estate industry. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable law, or (ii) maintain their exemptions from registration under the 1940 Act.

ª
Sector Concentration Risk: Although the Alternative Income Portfolio will not concentrate its investments in any industries, the Alternative Income Portfolio may, at certain times, have concentrations in one or more sectors which may cause the Portfolio to be more sensitive to economic changes or events occurring in those sectors. As of December 31, 2019, the Portfolio had 35.5% invested in the Finance and Insurance sector.

ª
Security Selection Risks: The Alternative Income Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Alternative Income Portfolio’s, and therefore the Alternative Income Fund’s, investment objective.

Who may want to invest?
The Alternative Income Fund may be appropriate for investors who:

ª	wish to diversify their portfolios;

ª	wish to generate income and capital; and

ª	are comfortable with the risks described herein.

5

Performance
The bar chart and table shown below illustrate the variability of the Alternative Income Fund’s returns. The bar chart indicates the risks of investing in the Alternative Income Fund by showing the changes in the Alternative Income Fund’s performance from year to year (on a calendar year basis). The table shows how the Alternative Income Fund’s average annual returns, before and after taxes, compared with those of the Bloomberg Barclays U.S. 1-3 Year Credit Bond Index and the Bloomberg Barclays U.S. Aggregate Bond Index, which represent broad measures of market performance. The past performance of the Alternative Income Fund, before and after taxes, is not necessarily an indication of how the Alternative Income Fund or the Alternative Income Portfolio will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in effect, the Alternative Income Fund's performance would be reduced. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.

Important note about performance reflecting the Fund’s prior investment strategy. The performance shown for periods prior to January 1, 2013 reflects a previous investment objective and strategy. The Fund sought long-term growth of capital as its primary investment objective with a secondary objective to obtain current income while investing at least 80% of its assets in securities of companies engaged in water infrastructure and natural resources with a specific water theme and related activities. Effective January 1, 2013, the Fund’s performance reflects the significantly different investment objective of seeking to generate income and capital gains with long-term growth of capital as its secondary investment objective while investing in primarily fixed income securities while utilizing an options strategy.

6

The Alternative Income Fund – Institutional Class
Calendar Year Returns as of 12/31

Best Quarter:	2011	Q4	8.02%
Worst Quarter:	2011	Q3	-14.07%

The Alternative Income Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

7

Average Annual Total Returns as of 12/31/2019

	1 Year	5 Years	10 Years	Since Inception (June 29, 2007)
The Alternative Income Fund (KWIIX) Institutional
Return Before Taxes	2.69%	2.72%	2.13%	0.85%
Return After Taxes on Distributions	1.94%	2.43%	1.78%	0.56%
Return After Taxes on Distributions and Sale of Fund Shares	1.59%	1.97%	1.52%	0.55%
Bloomberg Barclays U.S. 1-3 Year Credit Bond Index (reflects no deductions for fees, expenses or taxes)	5.01%	2.24%	2.33%	3.08%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	8.72%	3.05%	3.75%	4.36%

Management
Investment Adviser. Horizon Kinetics Asset Management LLC is the Alternative Income Portfolio’s investment adviser.

Portfolio Managers. The Alternative Income Portfolio is managed by an investment team with Mr. Stahl and Mr. Houk as the Co-Portfolio Managers. Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Investment Team Member	9
Murray Stahl	Co-Portfolio Manager	9
James Davolos	Investment Team Member	8
Matthew Houk	Co-Portfolio Manager	4
Steven Tuen	Investment Team Member	4
Steven Bregman	Investment Team Member	4

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Alternative Income Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. The minimum initial investment for both regular accounts and IRAs is $1,000,000 ($2,000 for Coverdell Education Savings Accounts). There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you at ordinary income or capital gain tax rates, and you will generally recognize gain or loss when you redeem shares.

8

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

9

THE INTERNET FUND
Investment Objectives
The investment objective of the Internet Fund is long-term growth of capital. The Internet Fund seeks to obtain current income as a secondary objective. The Internet Fund is the sole “feeder fund” to The Internet Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Internet Fund.

Fee Table(1)

SHAREHOLDER FEES (fees paid directly from your investment)	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		Institutional Class
Management Fees(1)		1.25%
Distribution (Rule 12b-1) Fees		none
Other Expenses(2)		0.54%
Shareholder Servicing Fees	0.20%
Other Operating Expenses	0.34%
Acquired Fund Fees and Expenses		0.25%
Total Annual Fund Operating Expenses		2.04%
Fee Waiver and/or Expense Reimbursements(3)		-0.15%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements		1.89%

(1)
This table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio. The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio.

(2)	“Other Expenses” are estimated for the current fiscal year since Institutional Class Shares of the Internet Fund have not commenced operations as of the date of this Prospectus.

(3)
Horizon Kinetics Asset Management LLC, the investment adviser to the Internet Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has contractually agreed to reimburse the Internet Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2021.

Example. This Example is intended to help you compare the cost of investing in the Internet Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Internet Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Internet Fund’s operating expenses remain the same (taking into account the expense limitations only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs for the Internet Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$192	$625	$1,084	$2,357

10

Portfolio Turnover. The Internet Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Internet Portfolio’s, and therefore the Internet Fund’s, performance. During the most recent fiscal year, the Internet Portfolio’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategy
The Internet Fund is a non-diversified fund that invests all of its investable assets in the Internet Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)), of U.S. and foreign companies engaged in the Internet and Internet‑related activities and whose businesses are vastly improved through the distribution of content and reduction of costs with the use of the Internet, such as content providers, computer hardware and software, venture capital, Internet service providers, Internet portals, wireless/broadband access, e-commerce, financial service companies, auction houses, and telecommunications. The Internet Portfolio may also invest in exchange-traded funds (“ETFs”) and purchase and write options for hedging purposes and/or direct investment.

The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the Investment Adviser looks at the amount of capital a company currently expends on research and development. The Internet Portfolio may invest in companies of any size, including small and medium-sized companies. Additionally, the Internet Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

The Internet Portfolio may invest indirectly in bitcoins exclusively through a Delaware statutory trust (“Grayscale Bitcoin Trust”) that offers exposure to bitcoin. Grayscale Bitcoin Trust offers shares on an ongoing basis through private placements pursuant to the exemption from registration provided by Rule 506(c) under Regulation D of the Securities Act of 1933, as amended. Bitcoins are a digital commodity that are not issued by a government, bank or central organization. Bitcoins exist on an online, peer-to-peer computer network (the “Bitcoin Network”) that hosts a public transaction ledger where bitcoin transfers are recorded (the “Blockchain”). Bitcoins have no physical existence beyond the record of transactions on the Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoins.

The Internet Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to a wholly-owned and controlled subsidiary organized under the laws of the Cayman Islands (the “Cayman Subsidiary”). The Internet Portfolio realized capital gain on the transfer to the extent the value of the transferred Grayscale Bitcoin Trust interest at the time of transfer exceeded its tax basis in the hands of the Internet Portfolio.

11

The Internet Portfolio is also the sole shareholder of a wholly owned subsidiary organized under Delaware law (the “Delaware Subsidiary”). The Internet Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to the Delaware Subsidiary. Any net gains that the Delaware Subsidiary recognizes on future sales of the contributed Grayscale Bitcoin Trust shares will be subject to federal and state corporate income tax, but the dividends that the Delaware Subsidiary pays to the Internet Portfolio (i.e., those gains, net of the tax paid and any other expenses of the Delaware Subsidiary, such as its management and advisory fees) will be eligible to be treated as “qualified dividend income” under the Internal Revenue Code. The Delaware Subsidiary and the Cayman Subsidiary are each referred to herein as a “Subsidiary” and collectively as “Subsidiaries.” Additional information regarding the tax treatment of the Fund is provided in the “Taxes” section of the SAI.

In the future, the Internet Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Internet Fund under the Internal Revenue Code. The Internet Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through a Subsidiary, would be more than 15% of its assets at the time of the investment.

Each Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Internet Portfolio will invest in its Subsidiaries within the limitations of the federal tax laws, rules and regulations that apply to “regulated investment companies” (“RICs”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code.  However, the Internet Portfolio and each Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of each Subsidiary. Each Subsidiary also complies with Section 17 of the Investment Company Act of 1940 (the “1940 Act”) relating to affiliated transactions and custody. Unlike the Internet Fund, each Subsidiary does not, and will not, seek to qualify as a RIC. The Internet Portfolio is the sole shareholder of each Subsidiary and does not expect shares of the Subsidiaries to be offered or sold to other investors.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Internet Portfolio.

The Internet Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Internet Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Internet Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Internet Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Internet Portfolio is desirable both to meet operating requirements and to take advantage of

12

new investment opportunities. When the Internet Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Internet Fund, and indirectly the Internet Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Internet Fund, Internet Portfolio and your investment. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a principal risk of investing in the Internet Fund, and indirectly the Internet Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

ª
Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Junk bonds are considered to be speculative in nature.

ª
Bitcoin Risks: The value of the Internet Portfolio’s investment in the Grayscale Bitcoin Trust directly and indirectly through its Subsidiaries is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Grayscale Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect the Internet Portfolio’s investment in the Grayscale Bitcoin Trust. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of the Internet Portfolio’s investment in the Grayscale Bitcoin Trust. Shares of the Grayscale Bitcoin Trust may trade at a premium or discount to the net asset value of the Grayscale Bitcoin Trust.

ª	Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.

ª
Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales.  To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Internet Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

ª
Foreign Securities Risks: The Internet Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities

13

include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

ª
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Internet Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant. The risks associated with changing interest rates may have unpredictable effects on the markets and the Internet Portfolio's investments.

ª
Internet Industry Concentration Risks: Investing a substantial portion of the Internet Portfolio’s assets in the Internet industry carries the risk that Internet-related securities will decline in price due to Internet developments. Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

ª
Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Internet Portfolio. These leveraged instruments may result in losses to the Internet Portfolio or may adversely affect the Internet Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Internet Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

ª
Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price. The Portfolio’s significant investment in a single position, makes the Portfolio especially susceptible to the risk that during certain periods the liquidity of the single position will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

ª
Management Risks: There is no guarantee that the Internet Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Internet Fund, nor can it assure you that the market value of your investment will not decline.

ª
Non-Diversification Risks: As a non-diversified investment company, the Internet Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Internet Portfolio’s shares, and therefore the Internet Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

ª
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Internet Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Internet Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

14

ª	Participatory Notes Risks: The return on a participatory note (“P-note”) is linked to the performance of the issuers of the underlying securities. In addition, P-notes are subject to liquidity risk.

ª
Regulatory Risk: Bitcoin is generally not subject to the same degree of regulation as are registered U.S. securities. The reporting, accounting and auditing standards for Bitcoin may differ from the standards for registered U.S. securities. Furthermore, countries, including the U.S., may in the future curtail or outlaw the acquisition, use or redemption of bitcoins.

ª
Sector Concentration Risk: Although the Internet Portfolio will not concentrate its investments in any industries, the Internet Portfolio may, at certain times, have concentrations in one or more sectors which may cause the Portfolio to be more sensitive to economic changes or events occurring in those sectors. As of December 31, 2019, the Portfolio had 22.6% invested in the Finance and Insurance sector.

ª
Single Stock Concentration Risk: The Internet Portfolio may hold a large concentration of its net assets in a single security or issuer. Holding a large concentration in a single security or issuer may expose the portfolio to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Portfolio’s performance.

ª
Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Portfolio’s assets.

ª
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Internet Portfolio is likely to decline in value and you could lose money on your investment. Natural disasters, public health emergencies (including epidemics and pandemics), terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects.

ª
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio’s, and therefore the Internet Fund’s, investment objective.

ª
Subsidiary Risks: By investing in its Subsidiaries, the Internet Portfolio is indirectly exposed to the risks associated with each Subsidiary’s investments. Those investments held by the Subsidiaries are generally similar to the investments that are permitted to be held by the Internet Portfolio and are subject to the same risks that would apply to similar investments if held directly by the Internet Portfolio. Each Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States, Delaware and/or the Cayman Islands could result in the inability of the Internet Portfolio and/or its Subsidiaries to continue to operate and could adversely affect the Internet Fund’s performance.

ª
Tax Risks: In order to qualify as a RIC, the Internet Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investments in securities and certain other categories of investment income. It appears to be the position of the Internal Revenue Service (“IRS”) that gain realized on bitcoin investments such as investments in the Grayscale Bitcoin Trust will not be qualifying income. The Internet Portfolio’s investment in each Subsidiary is expected to provide the Internet Fund with exposure to such bitcoin investments within the limitations of the Internal Revenue

15

Code for qualification as a RIC because, under applicable tax rules, the income earned by each Subsidiary will flow out as qualifying income for the RIC even though the income would not be qualifying income if earned directly by the RIC or indirectly by an entity classified as a partnership for federal income tax purposes, such as the Internet Portfolio, in which the RIC invests. There is a risk, however, that the IRS might assert that the income derived from the Internet Portfolio’s investment in a Subsidiary will not be considered qualifying income. If the Internet Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Internet Fund would be subject to diminished returns. Changes in the laws of the United States, Delaware and/or the Cayman Islands could result in the inability of the Internet Portfolio and/or its Subsidiaries to operate as described in this Prospectus and could adversely affect the Internet Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman Subsidiary. If Cayman Islands law changes such that the Cayman Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

ª
Valuation Risk: The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities or other investments, such as Bitcoin, that trade in thin or volatile markets or that are valued using a fair value methodology. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. The Portfolio’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. Shares of Grayscale Bitcoin Trust are intended to reflect the price of bitcoin assets, less fees and expenses, and the shares currently trade at a substantial premium to the net asset value of such assets. As such, the price of Grayscale Bitcoin Trust may go down even if the price of the underlying asset, bitcoin, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

ª
Volatility Risk: The Portfolio may have investments, including but not limited to Bitcoin, that appreciate or depreciate significantly in value over short periods of time. This may cause the Portfolio’s net asset value per share to experience significant increases or declines in value over short periods of time.

Who may want to invest?
The Internet Fund may be appropriate for investors who:

ª	wish to invest for the long-term;

ª	want to diversify their portfolios;

ª	want to allocate some portion of their long-term investments to value equity investing;

ª	are willing to accept the volatility associated with equity and Bitcoin investing; and

ª	are comfortable with the risks described herein.

Performance
The Institutional Class shares of the Internet Fund had not commenced operations as of December 31, 2019. The performance information shown below is for another class of shares (No Load Class) of the Internet Fund that is not offered in this Prospectus but would have substantially similar annual returns because each Class of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that the Classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Internet Fund’s No Load Class. The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund’s performance from year to year (on a calendar year basis). The table shows how the Internet Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the

16

NASDAQ Composite® Index, which represent broad measures of market performance. The past performance of the Internet Fund, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.

The Internet Fund – No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	2017	Q4	27.38%
Worst Quarter:	2011	Q3	-18.48%

The Internet Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment. After-tax returns are shown for the No Load Class shares only. After-tax returns for the Institutional Class shares will differ. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

17

Average Annual Total Returns as of 12/31/2019

	1 Year	5 Years	10 Years	Since Inception(1)
The Internet Fund (WWWFX) No Load
Return Before Taxes	26.45%	7.02%	11.46%	13.54%
Return After Taxes on Distributions	26.02%	3.15%	9.10%	12.43%
Return After Taxes on Distributions and Sale of Fund Shares(2)	15.97%	4.93%	9.17%	12.05%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%	8.79%
NASDAQ Composite® Index (reflects no deduction for fees, expenses or taxes)	35.23%	13.63%	14.74%	8.92%

(1)
The Internet Fund’s No Load Class shares commenced operations on October 21, 1996 and converted into a feeder fund of the Internet Portfolio on April 28, 2000. The returns for the two indices in this column have been calculated since the October 21, 1996 inception date of the Internet Fund’s No Load Class shares.

(2)
In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Return After Taxes on Distributions or Return Before Taxes due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period.

Management
Investment Adviser. Horizon Kinetics Asset Management LLC is the Internet Portfolio’s investment adviser.

Portfolio Managers. The Internet Portfolio is managed by an investment team with Mr. Doyle, Mr. Stahl and Mr. Davolos as the Co-Portfolio Managers. Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Co-Portfolio Manager	21
Murray Stahl	Co-Portfolio Manager	21
James Davolos	Co-Portfolio Manager	14
Steven Tuen	Investment Team Member	21
Steven Bregman	Investment Team Member	4

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Internet Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. The minimum initial investment for both regular accounts and IRAs is $1,000,000 ($2,000 for Coverdell Education Savings Accounts). There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you at ordinary income or capital gain tax rates, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries

18

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

19

THE GLOBAL FUND
Investment Objective
The investment objective of the Global Fund is long-term growth of capital. The Global Fund is the sole “feeder fund” to The Global Portfolio, a series of Kinetics Portfolios Trust.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Global Fund.

Fee Table(1)

SHAREHOLDER FEES (fees paid directly from your investment)	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		Institutional Class
Management Fees(1)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses(2)		1.23%
Shareholder Servicing Fees	0.20%
Other Operating Expenses	1.03%
Acquired Fund Fees and Expenses(2)		0.20%
Total Annual Fund Operating Expenses		2.68%
Fee Waiver and/or Expense Reimbursements(3)		-1.29%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements		1.39%

(1)
This table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio. The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the Global Portfolio.

(2)	“Other Expenses” are estimated for the current fiscal year since Institutional Class Shares of the Global Fund have not commenced operations as of the date of this Prospectus.

(3)
Horizon Kinetics Asset Management LLC, the investment adviser to the Global Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has contractually agreed to reimburse the Global Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2021. In addition, the Investment Adviser to the Global Portfolio has agreed to waive management fees and reimburse Fund expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 1.19%, excluding AFFE. These waivers and reimbursements are in effect until May 1, 2021, and may not be terminated without the approval of the Board.

20

Example. This Example is intended to help you compare the cost of investing in Institutional Class shares of the Global Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Global Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Global Fund’s operating expenses remain the same (taking into account the expense limitations only in the first year). Although your actual costs may be higher or lower, based on these assumptions your cost for the Global Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$142	$710	$1,305	$2,917

Portfolio Turnover. The Global Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Global Portfolio’s, and therefore the Global Fund’s, performance. During the most recent fiscal year, the Global Portfolio’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategy
The Global Fund is a diversified fund that invests all of its investable assets in the Global Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Global Portfolio invests at least 65% of its net assets plus any borrowings for investment purposes in common stocks, exchange-traded funds (“ETFs”), convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of foreign and U.S. companies listed on publicly traded exchanges. At least 40%, of the Global Portfolio’s net assets, will be invested in companies located outside the U.S. The Global Portfolio will at all times have exposure to at least three (3) countries, which may include the U.S. The Global Portfolio may also purchase and write options for hedging purposes and/or direct investment and invest in participatory notes (commonly known as “P-notes”) to take positions in certain foreign securities.

The Global Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality. The Global Portfolio may invest up to 100% of its assets in companies located in emerging markets.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities or achieve a greater competitive advantage in cost/profitability and brand image leveraging. This evaluation by the Investment Adviser includes consideration of a company’s potential to maintain and grow long lived assets, while generating high returns on capital with operating predictability and transparency. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Global Portfolio may invest in companies of any size, including small and medium-sized companies. Additionally, the Global Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

21

The Global Portfolio may invest indirectly in bitcoins exclusively through a Delaware statutory trust (“Grayscale Bitcoin Trust”) that offers exposure to bitcoin. Grayscale Bitcoin Trust offers shares on an ongoing basis through private placements pursuant to the exemption from registration provided by Rule 506(c) under Regulation D of the Securities Act of 1933, as amended. Bitcoins are a digital commodity that are not issued by a government, bank or central organization. Bitcoins exist on an online, peer-to-peer computer network (the “Bitcoin Network”) that hosts a public transaction ledger where bitcoin transfers are recorded (the “Blockchain”). Bitcoins have no physical existence beyond the record of transactions on the Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoins.

The Global Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to a wholly-owned and controlled subsidiary organized under the laws of the Cayman Islands (the “Cayman Subsidiary”). The Global Portfolio realized capital gain on the transfer to the extent the value of the transferred Grayscale Bitcoin Trust interest at the time of transfer exceeded its tax basis in the hands of the Global Portfolio.

The Global Portfolio is also the sole shareholder of a wholly owned subsidiary organized under Delaware law (the “Delaware Subsidiary”). The Global Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to the Delaware Subsidiary. Any net gains that the Delaware Subsidiary recognizes on future sales of the contributed Grayscale Bitcoin Trust shares will be subject to federal and state corporate income tax, but the dividends that the Delaware Subsidiary pays to the Global Portfolio (i.e., those gains, net of the tax paid and any other expenses of the Delaware Subsidiary, such as its management and advisory fees) will be eligible to be treated as “qualified dividend income” under the Internal Revenue Code. The Delaware Subsidiary and the Cayman Subsidiary are each referred to herein as a “Subsidiary” and collectively as “Subsidiaries.” Additional information regarding the tax treatment of the Fund is provided in the “Taxes” section of the SAI.

In the future, the Global Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Global Fund under the Internal Revenue Code. The Global Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through a Subsidiary, would be more than 15% of its assets at the time of the investment.

Each Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Global Portfolio will invest in its Subsidiaries within the limitations of the federal tax laws, rules and regulations that apply to “regulated investment companies” (“RICs”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code (“Subchapter M”). However, the Global Portfolio and each Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of each Subsidiary. Each Subsidiary also complies with Section 17 of the Investment Company Act of 1940 (the “1940 Act”) relating to affiliated transactions and custody. Unlike the Global Fund, each Subsidiary does not, and will not, seek to qualify as a RIC. The Global Portfolio is the sole shareholder of each Subsidiary and does not expect shares of the Subsidiaries to be offered or sold to other investors.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Global Portfolio.

The Global Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash

22

and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Global Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Global Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Global Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Global Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Global Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Principal Investment Risks
The Global Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money. The principal risks of investing in the Global Fund, and indirectly the Global Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Global Fund, Global Portfolio and your investment. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a principal risk of investing in the Global Fund, and indirectly the Global Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

ª
Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Junk bonds are considered to be speculative in nature.

ª
Bitcoin Risks: The value of the Global Portfolio’s investment in the Grayscale Bitcoin Trust directly and indirectly through its Subsidiaries is subject to fluctuations in the value of bitcoins.  The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Grayscale Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect the Global Portfolio’s investment in the Grayscale Bitcoin Trust. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of the Global Portfolio’s investment in the Grayscale Bitcoin Trust. Shares of the Grayscale Bitcoin Trust may trade at a premium or discount to the net asset value of the Grayscale Bitcoin Trust.

ª	Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.

ª
Counterparty Risks: Transactions involving a counterparty are subject to the credit risk of the counterparty. A Portfolio that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise

23

honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Portfolio could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.

ª
Derivatives Risks: The Global Portfolio’s investments in P-notes and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Global Portfolio.

ª
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

ª
Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales.  To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Global Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

ª
Foreign Securities Risks: The Global Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

ª
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Global Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant. The risks associated with changing interest rates may have unpredictable effects on the markets and the Global Portfolio's investments.

ª
Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Global Portfolio. These leveraged instruments may result in losses to the Global Portfolio or may adversely affect the Global Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Global Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

24

ª
Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price. The Portfolio’s significant investment in a single position, makes the Portfolio especially susceptible to the risk that during certain periods the liquidity of the single position will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

ª
Management Risks: There is no guarantee that the Global Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Global Fund, nor can it assure you that the market value of your investment will not decline.

ª
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Global Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Global Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

ª	Participatory Notes Risks: The return on a participatory note (“P-note”) is linked to the performance of the issuers of the underlying securities. In addition, P-notes are subject to liquidity risk.

ª
Regulatory Risk: Bitcoin is generally not subject to the same degree of regulation as are registered U.S. securities. The reporting, accounting and auditing standards for Bitcoin may differ from the standards for registered U.S. securities. Furthermore, countries, including the U.S., may in the future curtail or outlaw the acquisition, use or redemption of bitcoins.

ª
Single Stock Concentration Risk: The Global Portfolio may hold a large concentration of its net assets in a single security or issuer. Holding a large concentration in a single security or issuer may expose the portfolio to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Portfolio’s performance.

ª
Small and Medium-Size Company Risks: The Global Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Global Portfolio’s assets.

ª
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Global Portfolio, and therefore the Global Fund, is likely to decline in value and you could lose money on your investment. Natural disasters, public health emergencies (including epidemics and pandemics), terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects.

ª
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Global Portfolio’s, and therefore the Global Fund’s, investment objective.

25

ª
Subsidiary Risks: By investing in its Subsidiaries, the Global Portfolio is indirectly exposed to the risks associated with each Subsidiary’s investments. Those investments held by the Subsidiaries are generally similar to the investments that are permitted to be held by the Global Portfolio and are subject to the same risks that would apply to similar investments if held directly by the Global Portfolio. Each Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States, Delaware and/or the Cayman Islands could result in the inability of the Global Portfolio and/or its Subsidiaries to continue to operate and could adversely affect the Global Fund’s performance.

ª
Tax Risks: In order to qualify as a RIC, the Global Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investments in securities and certain other categories of investment income. It appears to be the position of the Internal Revenue Service (“IRS”) that gain realized on bitcoin investments such as investments in the Grayscale Bitcoin Trust will not be qualifying income. The Global Portfolio’s investment in each Subsidiary is expected to provide the Global Fund with exposure to such bitcoin investments within the limitations of the Internal Revenue Code for qualification as a RIC because, under applicable tax rules, the income earned by each Subsidiary will flow out as qualifying income for the RIC even though the income would not be qualifying income if earned directly by the RIC or directly by an entity classified as a partnership for federal income tax purposes, such as the Global Portfolio, in which the RIC invests. There is a risk, however, that the IRS might assert that the income derived from the Global Portfolio’s investment in a Subsidiary will not be considered qualifying income. If the Global Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Global Fund would be subject to diminished returns. Changes in the laws of the United States, Delaware and/or the Cayman Islands could result in the inability of the Global Portfolio and/or its Subsidiaries to operate as described in this Prospectus and could adversely affect the Global Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman Subsidiary. If Cayman Islands law changes such that the Cayman Subsidiary must pay Cayman Islands taxes, Global Fund shareholders would likely suffer decreased investment returns.

ª
Valuation Risk: The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities or other investments, such as Bitcoin, that trade in thin or volatile markets or that are valued using a fair value methodology. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. The Portfolio’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. Shares of Grayscale Bitcoin Trust are intended to reflect the price of bitcoin assets, less fees and expenses, and the shares currently trade at a substantial premium to the net asset value of such assets. As such, the price of Grayscale Bitcoin Trust may go down even if the price of the underlying asset, bitcoin, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

ª
Volatility Risk: The Portfolio may have investments, including but not limited to Bitcoin, that appreciate or depreciate significantly in value over short periods of time. This may cause the Portfolio’s net asset value per share to experience significant increases or declines in value over short periods of time.

26

Who may want to invest?
The Global Fund may be appropriate for investors who:

ª	wish to invest for the long-term;

ª	want to diversify their portfolios;

ª	want to allocate some portion of their long-term investments to value equity investing;

ª	are willing to accept the volatility associated with equity and Bitcoin investing; and

ª	are comfortable with the risks described herein.

Performance
The Institutional Class shares of the Global Fund had not commenced operations as of December 31, 2019. The performance information shown below is for another class of shares (No Load Class) of the Fund that is not offered in this Prospectus but would have substantially similar annual returns because each Class of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that the Classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Global Fund’s No Load Class. The bar chart indicates the risks of investing in the Global Fund by showing the changes in the Global Fund’s performance from year to year (on a calendar year basis). The table shows how the Global Fund’s average annual returns, before and after taxes, compare with those of the S&P® 500 Index and the MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”), which represent broad measures of market performance. As of March 14, 2008, the Global Fund and the Global Portfolio, which were formerly known as the Internet Emerging Growth Fund and the Internet Emerging Growth Portfolio, respectively, changed to the investment strategy set forth in this Prospectus. The performance shown for periods or portions of periods prior to March 14, 2008 represents performance of the Global Portfolio’s prior strategy to invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities of small and medium-capitalization U.S. and foreign companies engaged in the Internet and Internet-related activities. The past performance of the Global Fund, before and after taxes, is not necessarily an indication of how the Global Fund or the Global Portfolio will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Global Fund’s performance would be reduced. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.

27

The Global Fund – No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	2017	Q4	21.73%
Worst Quarter:	2018	Q4	-18.32%

The Global Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment. After-tax returns are shown for the No Load Class shares only. After-tax returns for the Institutional Class shares will differ. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

28

Average Annual Total Returns as of 12/31/2019

	1 Year	5 Years	10 Years	Since Inception(1)
The Global Fund (WWWEX) No Load
Return Before Taxes	21.61%	6.45%	6.86%	-0.36%
Return After Taxes on Distributions	21.61%	5.95%	6.57%	-0.74%
Return After Taxes on Distributions and Sale of Fund Shares(2)	12.79%	5.02%	5.57%	-0.36%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%	6.06%
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	26.60%	8.41%	8.79%	4.52%

(1)
The Global Fund’s No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Global Portfolio on April 28, 2000. The returns for the indices in this column have been calculated since the December 31, 1999 inception date of the Global Fund’s No Load Class shares.

(2)
In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Return After Taxes on Distributions or Return Before Taxes due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period.

Management
Investment Adviser. Horizon Kinetics Asset Management LLC is the Global Portfolio’s investment adviser.

Portfolio Managers. The Global Portfolio is managed by an investment team with Mr. Stahl and Mr. Tuen as the Co-Portfolio Managers. Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Murray Stahl	Co-Portfolio Manager	21
Steven Tuen	Co-Portfolio Manager	17
Peter B. Doyle	Investment Team Member	21
James Davolos	Investment Team Member	14
Steven Bregman	Investment Team Member	4

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Global Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. The minimum initial investment for both regular accounts and IRAs is $1,000,000 ($2,000 for Coverdell Education Savings Accounts). There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you at ordinary income or capital gain tax rates, and you will generally recognize gain or loss when you redeem shares.

29

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

30

THE PARADIGM FUND
Investment Objective
The investment objective of the Paradigm Fund is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Paradigm Fund.

Fee Table(1)

SHAREHOLDER FEES (fees paid directly from your investment)	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		Institutional Class
Management Fees(1)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses		0.42%
Shareholder Servicing Fees	0.20%
Other Operating Expenses	0.22%
Total Annual Fund Operating Expenses		1.67%
Fee Waiver and/or Expense Reimbursements(2)		-0.23%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements		1.44%

(1)
This table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio. The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio.

(2)
Horizon Kinetics Asset Management LLC, the investment adviser to the Paradigm Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has contractually agreed to waive and/or reimburse the Paradigm Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets at until at least May 1, 2021. In addition, the Investment Adviser to the Paradigm Portfolio has agreed to waive management fees and reimburse Fund expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 1.44%, excluding acquired fund fees and expenses (“AFFE”). These waivers and reimbursements are in effect until May 1, 2021, and may not be terminated without the approval of the Board.

Example. This Example is intended to help you compare the cost of investing in the Paradigm Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Paradigm Fund’s operating expenses remain the same (taking into account the expense limitations only in the first year). Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$147	$504	$886	$1,957

31

Portfolio Turnover. The Paradigm Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Paradigm Portfolio’s, and therefore the Paradigm Fund’s, performance. During the most recent fiscal year, the Paradigm Portfolio’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategy
The Paradigm Fund is a non-diversified fund that invests all of its investable assets in the Paradigm Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, exchange traded funds (“ETFs”), convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies that the Investment Adviser believes are undervalued, that have, or are expected to soon have, high returns on equity and that are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The Paradigm Portfolio will carry out its investment strategy by regarding the investments as representing fractional ownership in the underlying companies’ assets. This will allow the Paradigm Portfolio, and therefore the Paradigm Fund, to attempt to achieve its investment objective by acting as a classic value investor seeking high returns on equity, an intrinsic characteristic of the investment, not a reappraisal of a company’s stock value by the market, an external factor. The Paradigm Portfolio may also purchase and write options for hedging purposes and/or direct investment.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality. The Paradigm Portfolio may invest up to 100% of its total assets in companies located in emerging markets.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Paradigm Portfolio may invest in companies of any size, including small and medium-size companies. Additionally, the Paradigm Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

The Paradigm Portfolio may invest indirectly in bitcoins exclusively through a Delaware statutory trust (“Grayscale Bitcoin Trust”) that offers exposure to bitcoin. Grayscale Bitcoin Trust offers shares on an ongoing basis through private placements pursuant to the exemption from registration provided by Rule 506(c) under Regulation D of the Securities Act of 1933, as amended. Bitcoins are a digital commodity that are not issued by a government, bank or central organization. Bitcoins exist on an online, peer-to-peer computer network (the “Bitcoin Network”) that hosts a public transaction ledger where bitcoin transfers are recorded (the “Blockchain”). Bitcoins have no physical existence beyond the record of transactions on the Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoins.

The Paradigm Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to a wholly-owned and controlled subsidiary organized under the laws of the Cayman Islands (the “Subsidiary” or the “Cayman Subsidiary”). The Paradigm Portfolio realized capital gain on the transfer to the extent the value of the transferred Grayscale Bitcoin Trust interest at the time of transfer exceeded its tax basis in the hands

32

of the Paradigm Portfolio. Additional information regarding the tax treatment of the Fund is provided in the “Taxes” section of the SAI.

In the future, the Paradigm Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Paradigm Fund under the Internal Revenue Code. The Paradigm Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through the Subsidiary, would be more than 15% of its assets at the time of the investment.

The Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Paradigm Portfolio will invest in its Subsidiary within the limitations of the federal tax laws, rules and regulations that apply to “regulated investment companies” (“RICs”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code (“Subchapter M”). However, the Paradigm Portfolio and the Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of the Subsidiary. The Subsidiary also complies with Section 17 of the Investment Company Act of 1940 (the “1940 Act”) relating to affiliated transactions and custody. Unlike the Paradigm Fund, the Subsidiary does not, and will not, seek to qualify as a RIC. The Paradigm Portfolio is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Paradigm Portfolio.

The Paradigm Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Paradigm Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Paradigm Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Paradigm Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Paradigm Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Paradigm Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

The Paradigm Portfolio held 27.68% of its net assets in the Texas Pacific Land Trust (the “Land Trust”) as of March 31, 2020. The Land Trust is a trust organized under the laws of the state of New York. One of the largest land owners in Texas, the Land Trust derives most of its income from oil and gas royalty revenue, land easements and water royalties and sales. The Land Trust has historically operated with minimal operating expenses, little to no debt and utilized cash flow to return capital to unitholders through share repurchases and dividends. While the Land Trust has held the majority of its assets since its formation in 1888, the

33

development of energy resources subject to its royalty interests and related land use have experienced rapid growth in recent years due to advances in energy exploration and extraction technologies.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Paradigm Fund, and indirectly the Paradigm Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Paradigm Fund, Paradigm Portfolio and your investment. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a principal risk of investing in the Paradigm Fund, and indirectly the Paradigm Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

ª
Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Junk bonds are considered to be speculative in nature.

ª
Bitcoin Risks: The value of the Paradigm Portfolio’s investment in the Grayscale Bitcoin Trust directly and indirectly through its Subsidiaries is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Grayscale Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect the Paradigm Portfolio’s investment in the Grayscale Bitcoin Trust. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of the Paradigm Portfolio’s investment in the Grayscale Bitcoin Trust. Shares of the Grayscale Bitcoin Trust may trade at a premium or discount to the net asset value of the Grayscale Bitcoin Trust.

ª	Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.

ª	Emerging Markets Risks: The risks of foreign investments are usually much greater for the emerging markets. Investments in emerging markets may be considered speculative.

ª
Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales.  To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Paradigm Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

34

ª
Foreign Securities Risks: The Paradigm Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

ª
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Paradigm Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant. The risks associated with changing interest rates may have unpredictable effects on the markets and the Paradigm Portfolio's investments.

ª
Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Paradigm Portfolio. These leveraged instruments may result in losses to the Paradigm Portfolio or may adversely affect the Paradigm Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Paradigm Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

ª
Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price. The Portfolio’s significant investment in a single position, makes the Portfolio especially susceptible to the risk that during certain periods the liquidity of the single position will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

ª
Management Risks: There is no guarantee that the Paradigm Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Paradigm Fund, nor can it assure you that the market value of your investment will not decline.

ª
Non-Diversification Risks: As a non-diversified investment company, the Paradigm Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Paradigm Portfolio’s shares, and therefore the Paradigm Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

ª
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Paradigm Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Paradigm Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

ª
Petroleum and Gas Sector Risk: The profitability of companies in the oil and gas industry is related to worldwide energy prices, exploration costs and production spending. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation. Companies in the

35

oil and gas industry may be adversely affected by: natural disasters or other catastrophes; changes in exchange rates or interest rates; prices for competitive energy services, economic conditions, tax treatment, or government regulation; government intervention; negative public perception; or unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property, imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence or labor unrest). Companies in the oil and gas industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

ª
Regulatory Risk: Bitcoin is generally not subject to the same degree of regulation as are registered U.S. securities. The reporting, accounting and auditing standards for Bitcoin may differ from the standards for registered U.S. securities. Furthermore, countries, including the U.S., may in the future curtail or outlaw the acquisition, use or redemption of bitcoins.

ª
Sector Concentration Risk: Although the Paradigm Portfolio will not concentrate its investments in any industries, the Paradigm Portfolio may, at certain times, have concentrations in one or more sectors which may cause the Portfolio to be more sensitive to economic changes or events occurring in those sectors. As of December 31, 2019, the Portfolio had 40.30% invested in the Petroleum and Gas sector.

ª
Single Stock Concentration Risk: The Paradigm Portfolio may hold a large concentration of its net assets in a single security or issuer. Holding a large concentration in a single security or issuer may expose the portfolio to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance.

ª
Small and Medium-Size Company Risks: The Paradigm Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm Portfolio’s assets.

ª
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Paradigm Portfolio, and therefore the Paradigm Fund, is likely to decline in value and you could lose money on your investment. Natural disasters, public health emergencies (including epidemics and pandemics), terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects.

ª
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio’s, and therefore the Paradigm Fund’s, investment objective.

ª
Subsidiary Risks: By investing in the Subsidiary, the Paradigm Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. Those investments held by the Subsidiary are generally similar to the investments that are permitted to be held by the Paradigm Portfolio and are subject to the same risks that would apply to similar investments if held directly by the Paradigm Portfolio. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Paradigm Portfolio and/or its Subsidiary to continue to operate and could adversely affect the Paradigm Fund’s performance.

36

ª
Tax Risks: In order to qualify as a RIC, the Paradigm Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investments in securities and certain other categories of investment income. It appears to be the position of the Internal Revenue Service (“IRS”) that gain realized on bitcoin investments such as investments in the Grayscale Bitcoin Trust will not be qualifying income. The Paradigm Portfolio’s investment in the Subsidiary is expected to provide the Paradigm Fund with exposure to such bitcoin investments within the limitations of the Internal Revenue Code for qualification as a RIC because, under applicable tax rules, the income earned by the Subsidiary will flow out as qualifying income for the RIC even though the income would not be qualifying income if earned directly by the RIC or directly by an entity classified as a partnership for federal income tax purposes, such as the Paradigm Portfolio, in which the RIC invests. There is a risk, however, that the IRS might assert that the income derived from the Paradigm Portfolio’s investment in the Subsidiary will not be considered qualifying income. If the Paradigm Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Paradigm Fund would be subject to diminished returns. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Paradigm Portfolio and/or its Subsidiary to operate as described in this Prospectus and could adversely affect the Paradigm Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman Subsidiary. If Cayman Islands law changes such that the Cayman Subsidiary must pay Cayman Islands taxes, Paradigm Fund shareholders would likely suffer decreased investment returns.

ª
Valuation Risk: The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities or other investments, such as Bitcoin, that trade in thin or volatile markets or that are valued using a fair value methodology. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. The Portfolio’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. Shares of Grayscale Bitcoin Trust are intended to reflect the price of bitcoin assets, less fees and expenses, and the shares currently trade at a substantial premium to the net asset value of such assets. As such, the price of Grayscale Bitcoin Trust may go down even if the price of the underlying asset, bitcoin, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets

ª
Volatility Risk: The Portfolio may have investments, including but not limited to Bitcoin, that appreciate or depreciate significantly in value over short periods of time. This may cause the Portfolio’s net asset value per share to experience significant increases or declines in value over short periods of time.

Who may want to invest?
The Paradigm Fund may be appropriate for investors who:

ª	wish to invest for the long-term;

ª	want to diversify their portfolios;

ª	want to allocate some portion of their long-term investments to equity investing;

ª	are willing to accept the volatility associated with equity and Bitcoin investing; and

ª	are comfortable with the risks described herein.

37

Performance
The bar chart and table shown below illustrate the variability of the Paradigm Fund’s returns. The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm Fund’s performance from year to year (on a calendar year basis). The table shows how the Paradigm Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”), which represent broad measures of market performance. The past performance of the Paradigm Fund, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Paradigm Fund’s performance would be reduced. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.

The Paradigm Fund – Institutional Class
Calendar Year Returns as of 12/31

Best Quarter:	2019	Q1	22.09%
Worst Quarter:	2018	Q4	-22.88%

The Paradigm Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

38

Average Annual Total Returns as of 12/31/2019

	1 Year	5 Years	10 Years	Since Inception (May 27, 2005)
The Paradigm Fund (KNPYX) Institutional
Return Before Taxes	30.75%	12.04%	12.06%	9.19%
Return After Taxes on Distributions	30.39%	11.47%	11.70%	8.91%
Return After Taxes on Distributions and Sale of Fund Shares	18.47%	9.52%	10.03%	7.72%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	31.49%	11.70%	13.56%	9.28%
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	26.60%	8.41%	8.79%	7.11%

Management
Investment Adviser. Horizon Kinetics Asset Management LLC is the Paradigm Portfolio’s investment adviser.

Portfolio Managers. The Paradigm Portfolio is managed by an investment team with Mr. Doyle, Mr. Stahl, and Mr. Bregman as the Co-Portfolio Managers. Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Co-Portfolio Manager	21
Murray Stahl	Co-Portfolio Manager	21
Steven Bregman	Co-Portfolio Manager	4
James Davolos	Investment Team Member	14

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Paradigm Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. The minimum initial investment for both regular accounts and IRAs is $1,000,000 ($2,000 for Coverdell Education Savings Accounts). There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you at ordinary income or capital gain tax rates, and you will generally recognize gain or loss when you redeem shares.

39

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

40

THE MEDICAL FUND
Investment Objective
The investment objective of the Medical Fund is long-term growth of capital. The Medical Fund is the sole “feeder fund” to The Medical Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Medical Fund.

Fee Table(1)

SHAREHOLDER FEES (fees paid directly from your investment)	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		Institutional Class
Management Fees(1)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses(2)		1.04%
Shareholder Servicing Fees	0.20%
Other Operating Expenses	0.84%
Total Annual Fund Operating Expenses		2.29%
Fee Waiver and/or Expense Reimbursements (3)		-1.10%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements		1.19%

(1)
This table and the example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio. The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio.

(2)	“Other Expenses” are estimated for the current fiscal year since Institutional Class Shares of the Medical Fund have not commenced operations as of the date of this Prospectus.

(3)
Horizon Kinetics Asset Management LLC, the investment adviser to the Medical Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has contractually agreed to reimburse the Medical Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2021. In addition, the Investment Adviser to the Medical Portfolio has agreed to waive management fees and reimburse Fund expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 1.19%, excluding acquired fund fees and expenses (“AFFE”). These waivers and reimbursements are in effect until May 1, 2021, and may not be terminated without the approval of the Board.

41

Example. This Example is intended to help you compare the cost of investing in the Medical Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Medical Fund’s operating expenses remain the same (taking into account the expense limitations only the first year). Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$121	$610	$1,125	$2,540

Portfolio Turnover. The Medical Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Medical Portfolio’s, and therefore the Medical Fund’s, performance. During the most recent fiscal year, the Medical Portfolio’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategy
The Medical Fund is a non-diversified fund that invests all of its investable assets in the Medical Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies engaged in medical research, pharmaceutical and medical technology industries and related technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, such as pharmaceutical development companies, surgical and medical instrument manufacturers and developers, pharmaceutical manufacturers, and biotech and medical research companies. These types of companies derive at least 50% of their revenue from such activities. The Medical Portfolio may also invest in exchange-traded funds (“ETFs”) and purchase and write options for hedging purposes and/or direct investment.

The Medical Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment Adviser also looks at the amount of capital a company spends on research and development because the Investment Adviser believes that such expenditures frequently have significant bearing on future growth. The Medical Portfolio may invest in companies of any size, including small and medium-size companies. Additionally, the Medical Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

42

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Medical Portfolio.

The Medical Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Medical Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Medical Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Medical Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Medical Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Medical Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Medical Fund, and indirectly the Medical Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Medical Fund, the Medical Portfolio and your investment. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a principal risk of investing in the Medical Fund, and indirectly the Medical Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

ª
Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Junk bonds are considered to be speculative in nature.

ª
Concentration Risks of the Medical Industry: Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Additionally, it is possible that a medical device or product may fail after its research period; such research period may involve substantial research, testing and development time and the development company may incur significant costs. Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

ª	Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.

43

ª
Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales.  To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Medical Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

ª
Foreign Securities Risks: The Medical Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

ª
Industry Emphasis Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

ª
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Medical Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant. The risks associated with changing interest rates may have unpredictable effects on the markets and the Medical Portfolio's investments.

ª
Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Medical Portfolio. These leveraged instruments may result in losses to the Medical Portfolio or may adversely affect the Medical Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Medical Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

ª	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

ª
Management Risks: There is no guarantee that the Medical Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Medical Fund, nor can it assure you that the market value of your investment will not decline.

ª
Non-Diversification Risks: As a non-diversified investment company, the Medical Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Medical Portfolio’s shares, and therefore the Medical Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

ª
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the

44

ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Medical Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Medical Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

ª
Small and Medium-Size Company Risks: The Medical Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio’s assets.

ª
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Medical Portfolio, and therefore the Medical Fund, is likely to decline in value and you could lose money on your investment. Natural disasters, public health emergencies (including epidemics and pandemics), terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects.

ª
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio’s, and therefore the Medical Fund’s, investment objective.

Who may want to invest?
The Medical Fund may be appropriate for investors who:

ª	wish to invest for the long-term;

ª	want to diversify their portfolios;

ª	want to allocate some portion of their long-term investments to value equity investing;

ª	are willing to accept the volatility associated with equity investing; and

ª	are comfortable with the risks described herein.

Performance
The Institutional Class shares of the Medical Fund had not commenced operations as of December 31, 2019. The performance information shown below is for another class of shares (No Load Class) of the Fund that is not offered in this Prospectus but would have substantially similar annual returns because each Class of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that the Classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Medical Fund’s No Load Class. The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund’s performance from year to year (on a calendar year basis). The table shows how the Medical Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, which represent broad measures of market performance. The past performance of the Medical Fund, before and after taxes, is not necessarily an indication of how the Medical Fund or the Medical Portfolio will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Medical Fund’s performance would be reduced. Updated performance information is

45

available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.

The Medical Fund – No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	2013	Q1	20.54%
Worst Quarter:	2011	Q3	-15.60%

The Medical Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment. After-tax returns are shown for the No Load Class shares only. After-tax returns for the Institutional Class shares will differ. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

46

Average Annual Total Returns as of 12/31/2019

	1 Year	5 Years	10 Years	Since Inception(1)
The Medical Fund (MEDRX) No Load
Return Before Taxes	16.04%	5.07%	10.26%	9.11%
Return After Taxes on Distributions	15.33%	3.12%	8.85%	8.29%
Return After Taxes on Distributions and Sale of Fund Shares(2)	10.00%	3.65%	8.25%	7.75%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	31.49%	11.70%	13.56%	6.71%
NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)	35.23%	13.63%	14.74%	6.02%

(1)
The Medical Fund’s No Load Class shares commenced operations on September 30, 1999 and converted into a feeder fund of the Medical Portfolio on April 28, 2000. The returns for the two indices in this column have been calculated since the September 30, 1999 inception date for the Medical Fund’s No Load Class shares.

(2)
In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Return After Taxes on Distributions or Return Before Taxes due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period.

Management
Investment Adviser. Horizon Kinetics Asset Management LLC is the Medical Portfolio’s investment adviser.

Portfolio Managers. The Medical Portfolio is managed by an investment team with Mr. Abel as the Portfolio Manager. Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
B. Paul Abel	Portfolio Manager	21
Peter Doyle	Investment Team Member	21

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Medical Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. The minimum initial investment for both regular accounts and IRAs is $1,000,000 ($2,000 for Coverdell Education Savings Accounts). There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you at ordinary income or capital gain tax rates, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your

47

salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

48

THE SMALL CAP OPPORTUNITIES FUND
Investment Objective
The investment objective of the Small Cap Opportunities Fund (the “Small Cap Fund”) is long-term growth of capital. The Small Cap Fund is the sole “feeder fund” to The Small Cap Opportunities Portfolio (the “Small Cap Portfolio”), a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Small Cap Fund.

Fee Table(1)

SHAREHOLDER FEES (fees paid directly from your investment)	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		Institutional Class
Management Fees(1)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses		0.45%
Shareholder Servicing Fees	0.20%
Other Operating Expenses	0.25%
Acquired Fund Fees and Expenses(2)		0.01%
Total Annual Fund Operating Expenses(2)		1.71%
Fee Waiver and/or Expense Reimbursements(3)		-0.26%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements		1.45%

(1)
This table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Opportunities Portfolio (the “Small Cap Portfolio”). The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio.

(2)
Total Annual Fund Operating Expenses do not correlate to the ratio of operating expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus, which reflect the Small Cap Fund’s operating expenses and does not include acquired fund fees and expenses (“AFFE”).

(3)
Horizon Kinetics Asset Management LLC, the investment adviser to the Small Cap Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has contractually agreed to reimburse the Small Cap Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2021. In addition, the Investment Adviser to the Small Cap Portfolio has agreed to waive management fees and reimburse Fund expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 1.44%, excluding AFFE. These waivers and reimbursements are in effect until May 1, 2021, and may not be terminated without the approval of the Board.

49

Example. This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Small Cap Fund’s operating expenses remain the same (taking into account the expense limitations only in the first year). Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$148	$513	$904	$1,998

Portfolio Turnover. The Small Cap Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Small Cap Portfolio’s, and therefore the Small Cap Fund’s, performance. During the most recent fiscal year, the Small Cap Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategy
The Small Cap Fund is a non-diversified fund that invests all of its investable assets in the Small Cap Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Small Cap Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign small capitalization companies that provide attractive valuation opportunities. The Small Cap Portfolio’s Investment Adviser considers small cap companies to be those with market capitalizations at or below the highest market capitalization of a component security within the S&P 600® SmallCap Index. The highest market capitalization of a company within the S&P 600® SmallCap Index was approximately $4.4 billion as of March 31, 2020. The Small Cap Portfolio may also invest in exchange-traded funds (“ETFs”) and purchase and write options for hedging purposes and/or direct investment.

The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality.

The Small Cap Portfolio focuses on undervalued and special situation small capitalization equities that the Investment Adviser believes have the potential for rewarding long-term investment results. Small Cap Portfolio securities will generally be selected from companies that are engaged in a number of industries if, in the Investment Adviser’s opinion, they are selling below their perceived intrinsic value, have limited or no institutional ownership, have had short-term earnings shortfalls, have had a recent initial public offering (“IPO”) but have not attracted significant analyst coverage, are selling at or below book or replacement value, or have modest price to earnings ratios. The Investment Adviser considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment Adviser also looks at the amount of capital a company spends on research and development. Additionally, the Small Cap Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

50

The Small Cap Portfolio may invest indirectly in bitcoins exclusively through a Delaware statutory trust (“Grayscale Bitcoin Trust”) that offers exposure to bitcoin. Grayscale Bitcoin Trust offers shares on an ongoing basis through private placements pursuant to the exemption from registration provided by Rule 506(c) under Regulation D of the Securities Act of 1933, as amended. Bitcoins are a digital commodity that are not issued by a government, bank or central organization. Bitcoins exist on an online, peer-to-peer computer network (the “Bitcoin Network”) that hosts a public transaction ledger where bitcoin transfers are recorded (the “Blockchain”). Bitcoins have no physical existence beyond the record of transactions on the Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoins.

The Small Cap Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to a wholly-owned and controlled subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”). The Small Cap Portfolio realized capital gain on the transfer to the extent the value of the transferred Grayscale Bitcoin Trust interest at the time of transfer exceeded its tax basis in the hands of the Small Cap Portfolio.

In the future, the Small Cap Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Small Cap Fund under the Internal Revenue Code. The Small Cap Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through the Subsidiary, would be more than 15% of its assets at the time of the investment.

The Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Small Cap Portfolio will invest in its Subsidiary within the limitations of the federal tax laws, rules and regulations that apply to “regulated investment companies” (“RICs”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code (“Subchapter M”). However, the Small Cap Portfolio and its Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of the Subsidiary. The Subsidiary also complies with Section 17 of the Investment Company Act of 1940 (the “1940 Act”) relating to affiliated transactions and custody. Unlike the Small Cap Fund, the Subsidiary does not, and will not, seek to qualify as a RIC. The Small Cap Portfolio is the sole shareholder of its Subsidiary and does not expect shares of its Subsidiary to be offered or sold to other investors.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Small Cap Portfolio.

The Small Cap Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Small Cap Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Small Cap Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

51

If the market advances during periods when the Small Cap Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Small Cap Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Small Cap Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

The Small Cap Portfolio held 29.34% of its net assets in the Texas Pacific Land Trust (the “Land Trust”) as of March 31, 2020. The Land Trust is a trust organized under the laws of the state of New York. One of the largest land owners in Texas, the Land Trust derives most of its income from oil and gas royalty revenue, land easements and water royalties and sales. The Land Trust has historically operated with minimal operating expenses, little to no debt and utilized cash flow to return capital to unitholders through share repurchases and dividends. While the Land Trust has held the majority of its assets since its formation in 1888, the development of energy resources subject to its royalty interests and related land use have experienced rapid growth in recent years due to advances in energy exploration and extraction technologies.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Small Cap Fund, and indirectly the Small Cap Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a principal risk of investing in the Small Cap Fund, and indirectly the Small Cap Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

ª
Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Junk bonds are considered to be speculative in nature.

ª
Bitcoin Risks: The value of the Small Cap Portfolio’s investment in the Grayscale Bitcoin Trust directly and indirectly through its Subsidiary is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Grayscale Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect the Small Cap Portfolio’s investment in the Grayscale Bitcoin Trust. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of the Small Cap Portfolio’s investment in the Grayscale Bitcoin Trust. Shares of the Grayscale Bitcoin Trust may trade at a premium or discount to the net asset value of the Grayscale Bitcoin Trust.

ª	Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.

ª
Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index

52

provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales.  To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Small Cap Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

ª
Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

ª
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Small Cap Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant. The risks associated with changing interest rates may have unpredictable effects on the markets and the Small Cap Portfolio's investments.

ª
IPO Risk: IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

ª
Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Small Cap Portfolio. These leveraged instruments may result in losses to the Small Cap Portfolio or may adversely affect the Small Cap Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Small Cap Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

ª	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

ª
Management Risks: There is no guarantee that the Small Cap Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Small Cap Fund, nor can it assure you that the market value of your investment will not decline.

ª
Non-Diversification Risks: As a non-diversified investment company, the Small Cap Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Small Cap Portfolio’s shares, and therefore the Small Cap Fund’s shares, more than shares of a more diversified mutual fund that holds more investments.

53

ª
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Small Cap Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Small Cap Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

ª
Petroleum and Gas Sector Risk: The profitability of companies in the oil and gas industry is related to worldwide energy prices, exploration costs and production spending. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation. Companies in the oil and gas industry may be adversely affected by: natural disasters or other catastrophes; changes in exchange rates or interest rates; prices for competitive energy services, economic conditions, tax treatment, or government regulation; government intervention; negative public perception; or unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property, imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence or labor unrest). Companies in the oil and gas industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

ª
Regulatory Risk: Bitcoin is generally not subject to the same degree of regulation as are registered U.S. securities. The reporting, accounting and auditing standards for Bitcoin may differ from the standards for registered U.S. securities. Furthermore, countries, including the U.S., may in the future curtail or outlaw the acquisition, use or redemption of bitcoins.

ª
Sector Concentration Risk: Although the Small Cap Portfolio will not concentrate its investments in any industries, the Small Cap Portfolio may, at certain times, have concentrations in one or more sectors which may cause the Portfolio to be more sensitive to economic changes or events occurring in those sectors. As of December 31, 2019, the Portfolio had 34.8% invested in the Mining, Quarrying and Oil and Gas Extraction sector.

ª
Single Stock Concentration Risk: The Small Cap Portfolio may hold a large concentration of its net assets in a single security or issuer. Holding a large concentration in a single security or issuer may expose the portfolio to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance.

ª
Small-Capitalization Company Risks: The Small Cap Portfolio primarily invests in the stocks of small-capitalization companies. Small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Small Cap Portfolio’s assets.

ª
Special Situations Risks: The Small Cap Portfolio may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Small Cap Portfolio, and therefore the Small Cap Fund.

54

ª
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Small Cap Portfolio, and therefore the Small Cap Fund, is likely to decline in value and you could lose money on your investment. Natural disasters, public health emergencies (including epidemics and pandemics), terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects.

ª
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio’s, and therefore the Small Cap Fund’s, investment objective.

ª
Subsidiary Risks: By investing in its Subsidiary, the Small Cap Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. Those investments held by the Subsidiary are generally similar to the investments that are permitted to be held by the Small Cap Portfolio and are subject to the same risks that would apply to similar investments if held directly by the Small Cap Portfolio. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Small Cap Portfolio and/or its Subsidiary to continue to operate and could adversely affect the Small Cap Fund’s performance.

ª
Tax Risks: In order to qualify as a RIC, the Small Cap Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investments in securities and certain other categories of investment income. It appears to be the position of the Internal Revenue Service (“IRS”) that gain realized on bitcoin investments such as investments in the Grayscale Bitcoin Trust will not be qualifying income. The Small Cap Portfolio’s investment in its Subsidiary is expected to provide the Small Cap Fund with exposure to such bitcoin investments within the limitations of the Internal Revenue Code for qualification as a RIC because, under applicable tax rules, the income earned by the Subsidiary will flow out as qualifying income for the RIC even though the income would not be qualifying income if earned directly by the RIC or directly by an entity classified as a partnership for federal income tax purposes, such as the Small Cap Portfolio, in which the RIC invests. There is a risk, however, that the IRS might assert that the income derived from the Small Cap Portfolio’s investment in its Subsidiary will not be considered qualifying income. If the Small Cap Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Small Cap Fund would be subject to diminished returns. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Small Cap Portfolio and/or its Subsidiary to operate as described in this Prospectus and could adversely affect the Small Cap Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Small Cap Fund shareholders would likely suffer decreased investment returns.

ª
Valuation Risk: The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities or other investments, such as Bitcoin, that trade in thin or volatile markets or that are valued using a fair value methodology. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. The Portfolio’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. Shares of Grayscale Bitcoin Trust are intended to reflect the price of bitcoin assets, less fees and expenses, and the shares currently trade at a substantial premium to the net asset

55

value of such assets. As such, the price of Grayscale Bitcoin Trust may go down even if the price of the underlying asset, bitcoin, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

ª
Volatility Risk: The Portfolio may have investments, including but not limited to Bitcoin, that appreciate or depreciate significantly in value over short periods of time. This may cause the Portfolio’s net asset value per share to experience significant increases or declines in value over short periods of time.

Who may want to invest?
The Small Cap Fund may be appropriate for investors who:

ª	wish to invest for the long-term;

ª	want to diversify their portfolios;

ª	want to allocate some portion of their long-term investments to value equity investing;

ª	are willing to accept the volatility associated with equity and Bitcoin investing; and

ª	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Small Cap Fund’s returns. The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund’s performance from year to year (on a calendar year basis). The table shows how the Small Cap Fund’s average annual returns, before and after taxes, compare with those of the S&P 600® SmallCap Index and the S&P 500® Index, which represent broad measures of market performance. The past performance of the Small Cap Fund, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the Small Cap Portfolio will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Small Cap Fund’s performance would be reduced. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.

The Small Cap Fund – Institutional Class
Calendar Year Returns as of 12/31

56

Best Quarter:	2019	Q1	19.39%
Worst Quarter:	2018	Q4	-19.65%

The Small Cap Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2019

	1 Year	5 Years	10 Years	Since Inception (August 12, 2005)
The Small Cap Fund (KSCYX) Institutional
Return Before Taxes	27.30%	12.13%	12.67%	9.11%
Return After Taxes on Distributions	27.30%	12.13%	12.58%	9.00%
Return After Taxes on Distributions and Sale of Fund Shares	16.16%	9.70%	10.59%	7.64%
S&P 600® SmallCap Index (reflects no deductions for fees, expenses or taxes)	22.78%	9.56%	13.35%	9.18%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	31.49%	11.70%	13.56%	9.20%

Management
Investment Adviser. Horizon Kinetics Asset Management LLC is the Small Cap Portfolio’s investment adviser.
Portfolio Managers. The Small Cap Portfolio is managed by an investment team with Mr. Doyle, Mr. Stahl and Mr. Houk as the Co-Portfolio Managers. Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Co-Portfolio Manager	20
Murray Stahl	Co-Portfolio Manager	20
Matthew Houk	Co-Portfolio Manager	9
James Davolos	Investment Team Member	14
Steven Bregman	Investment Team Member	4

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Small Cap Opportunities Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. The minimum initial investment for both regular accounts and IRAs is $1,000,000 ($2,000 for Coverdell Education Savings Accounts). There is no minimum on subsequent investments for all account types.

57

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you at ordinary income or capital gain tax rates, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

58

THE MARKET OPPORTUNITIES FUND
Investment Objective
The investment objective of the Market Opportunities Fund is long-term growth of capital. The Market Opportunities Fund is the sole “feeder fund” to The Market Opportunities Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Market Opportunities Fund.

Fee Table (1)

SHAREHOLDER FEES (fees paid directly from your investment)	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		Institutional Class
Management Fees(1)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses		0.54%
Shareholder Servicing Fees	0.20%
Other Operating Expenses	0.34%
Acquired Fund Fees and Expenses(2)		0.11%
Total Annual Fund Operating Expenses		1.90%
Fee Waiver and/or Expense Reimbursements(3)		-0.59%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements		1.31%

(1)
This table and the example below reflect the aggregate expenses of the Market Opportunities Fund and the Market Opportunities Portfolio. The management fees paid by the Market Opportunities Fund reflect the proportionate share of fees allocated to the Market Opportunities Fund from the Market Opportunities Portfolio.

(2)
Total Annual Fund Operating Expenses do not correlate to the ratio of operating expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus, which reflects the Internet Fund’s operating expenses and does not include acquired fund fees and expenses (“AFFE”).

(3)
Horizon Kinetics Asset Management LLC, the investment adviser to the Market Opportunities Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has contractually agreed to reimburse the Market Opportunities Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2021.  In addition, the Investment Adviser to the Market Opportunities Portfolio has agreed to waive management fees and reimburse Fund expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 1.20% of the Fund’s average daily net assets, excluding acquired fund fees and expenses (“AFFE”), taxes, brokerage commissions, extraordinary items and interest.  The Fund may have to repay the Investment Adviser some of these amounts waived or reimbursed within three years if total operating expenses fall below the expense cap described above. Such repayments are subject to approval by the Board of Trustees, and amounts recaptured under the agreement, if any, are limited to the lesser of (i) the expense limitation in effect at the time of the waiver or reimbursement and (ii) the expense limitation in effect at the time of the recapture.  These waivers and reimbursements are in effect until May 1, 2021, and may not be terminated without the approval of the Board.

59

Example. This Example is intended to help you compare the cost of investing in the Market Opportunities Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Market Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Market Opportunities Fund’s operating expenses remain the same (taking into account the expense limitations only in the first three years). Although your actual costs may be higher or lower, based on these assumptions your cost for the Market Opportunities Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$133	$540	$972	$2,174

Portfolio Turnover. The Market Opportunities Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Market Opportunities Portfolio’s, and therefore the Market Opportunities Fund’s, performance. During the most recent fiscal year, the Market Opportunities Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategy
The Market Opportunities Fund is a non-diversified fund that invests all of its investable assets in the Market Opportunities Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Market Opportunities Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies involved in capital markets or related to capital markets, as well as companies involved in the gaming industry. Capital market companies include companies that are engaged in or derive a substantial portion of their revenue from activities with a publicly traded securities exchange, such as equity exchanges and commodity exchanges, including but not limited to clearing firms and brokerage houses. The Market Opportunities Portfolio may also invest in exchange-traded funds (“ETFs”) and purchase and write options for hedging purposes and/or direct investment.

The Market Opportunities Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality.

The Market Opportunities Portfolio securities will be selected by the Investment Adviser from companies that are engaged in public exchanges, derivative exchanges, and capital markets; companies that experience operational scale from increased volume such as investment banks, credit card processing companies, electronic payment companies and companies in the gaming industry; and from companies that act as facilitators such as publicly traded expressways, airports, roads and railways. Companies that experience operational scale from increased volume are similar to capital markets companies because they have greater fixed costs than variable costs, operating margins that rise once fixed costs are covered, and an ability to generate higher operating margins once fixed costs are covered (referred to as operating leverage). High operating leverage describes a company’s ability to experience rising profit margins as revenues increase. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Market Opportunities Portfolio’s investment criteria. The Investment Adviser seeks

60

to invest in companies with high operating leverage that can expand capacity with negligible or limited associated costs. Generally, high returns on equity, long product life cycles, high barriers to entry and certain degrees of financial gearing are necessary for this. Financial gearing occurs with the use of loans and debt in companies where it is necessary to build capacity and infrastructure before operations can begin. Additionally, the Market Opportunities Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

The Market Opportunities Portfolio may invest indirectly in bitcoins exclusively through a Delaware statutory trust (“Grayscale Bitcoin Trust”) that offers exposure to bitcoin. Grayscale Bitcoin Trust offers shares on an ongoing basis through private placements pursuant to the exemption from registration provided by Rule 506(c) under Regulation D of the Securities Act of 1933, as amended. Bitcoins are a digital commodity that are not issued by a government, bank or central organization. Bitcoins exist on an online, peer-to-peer computer network (the “Bitcoin Network”) that hosts a public transaction ledger where bitcoin transfers are recorded (the “Blockchain”). Bitcoins have no physical existence beyond the record of transactions on the Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoins.

The Market Opportunities Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to a wholly-owned and controlled subsidiary organized under the laws of the Cayman Islands (the “Cayman Subsidiary”). The Market Opportunities Portfolio realized capital gain on the transfer to the extent the value of the transferred Grayscale Bitcoin Trust interest at the time of transfer exceeded its tax basis in the hands of the Market Opportunities Portfolio.

The Market Opportunities Portfolio is also the sole shareholder of a wholly owned subsidiary organized under Delaware law (the “Delaware Subsidiary”). The Market Opportunities Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to the Delaware Subsidiary. Any net gains that the Delaware Subsidiary recognizes on future sales of the contributed Grayscale Bitcoin Trust shares will be subject to federal and state corporate income tax, but the dividends that the Delaware Subsidiary pays to the Market Opportunities Portfolio (i.e., those gains, net of the tax paid and any other expenses of the Delaware Subsidiary, such as its management and advisory fees) will be eligible to be treated as “qualified dividend income” under the Internal Revenue Code. The Delaware Subsidiary and the Cayman Subsidiary are each referred to herein as a “Subsidiary” and collectively as “Subsidiaries.” Additional information regarding the tax treatment of the Fund is provided in the “Taxes” section of the SAI.

In the future, the Market Opportunities Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Market Opportunities Fund under the Internal Revenue Code. The Market Opportunities Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through a Subsidiary, would be more than 15% of its assets at the time of investment.

Each Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Market Opportunities Portfolio will invest in its Subsidiaries within the limitations of the federal tax laws, rules and regulations that apply to “regulated investment companies” (“RICs”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code (“Subchapter M”). However, the Market Opportunities Portfolio and each Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of each Subsidiary. Each Subsidiary also complies with Section 17 of the Investment Company Act of 1940 (the “1940 Act”) relating to affiliated transactions and custody. Unlike the Market Opportunities Fund, each Subsidiary does not, and will not, seek to qualify as a RIC. The Market

61

Opportunities Portfolio is the sole shareholder of each Subsidiary and does not expect shares of the Subsidiaries to be offered or sold to other investors.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Market Opportunities Portfolio.

The Market Opportunities Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Market Opportunities Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Market Opportunities Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Market Opportunities Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Market Opportunities Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Market Opportunities Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

The Market Opportunities Portfolio held 21.90% of its net assets in the Texas Pacific Land Trust (the “Land Trust”) as of March 31, 2020. The Land Trust is a trust organized under the laws of the state of New York. One of the largest land owners in Texas, the Land Trust derives most of its income from oil and gas royalty revenue, land easements and water royalties and sales. The Land Trust has historically operated with minimal operating expenses, little to no debt and utilized cash flow to return capital to unitholders through share repurchases and dividends. While the Land Trust has held the majority of its assets since its formation in 1888, the development of energy resources subject to its royalty interests and related land use have experienced rapid growth in recent years due to advances in energy exploration and extraction technologies.

62

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Market Opportunities Fund, and indirectly the Market Opportunities Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Market Opportunities Fund, Market Opportunities Portfolio and your investment. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a principal risk of investing in the Market Opportunities Fund, and indirectly the Market Opportunities Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

ª
Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Junk bonds are considered to be speculative in nature.

ª
Bitcoin Risks: The value of the Market Opportunities Portfolio’s investment in the Grayscale Bitcoin Trust directly and indirectly through its Subsidiaries is subject to fluctuations in the value of bitcoins.  The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Grayscale Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect the Market Opportunities Portfolio’s investment in the Grayscale Bitcoin Trust. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of the Market Opportunities Portfolio’s investment in the Grayscale Bitcoin Trust. Shares of the Grayscale Bitcoin Trust may trade at a premium or discount to the net asset value of the Grayscale Bitcoin Trust.

ª	Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.

ª
Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales.  To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Market Opportunities Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

ª
Foreign Securities Risks: The Market Opportunities Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

63

ª
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Market Opportunities Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant. The risks associated with changing interest rates may have unpredictable effects on the markets and the Market Opportunities Portfolio's investments.

ª
Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Market Opportunities Portfolio. These leveraged instruments may result in losses to the Market Opportunities Portfolio or may adversely affect the Market Opportunities Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Market Opportunities Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

ª	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

ª
Management Risks: There is no guarantee that the Market Opportunities Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Market Opportunities Fund, nor can it assure you that the market value of your investment will not decline.

ª
Non-Diversification Risks: As a non-diversified investment company, the Market Opportunities Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Market Opportunities Portfolio’s shares, and therefore the Market Opportunities Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

ª
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Market Opportunities Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Market Opportunities Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

ª
Petroleum and Gas Sector Risk: The profitability of companies in the oil and gas industry is related to worldwide energy prices, exploration costs and production spending. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation. Companies in the oil and gas industry may be adversely affected by: natural disasters or other catastrophes; changes in exchange rates or interest rates; prices for competitive energy services; economic conditions; tax treatment or government regulation; government intervention; negative public perception; or unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property, imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence or labor unrest). Companies in the oil and gas industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

64

ª
Regulatory Risk: Bitcoin is generally not subject to the same degree of regulation as are registered U.S. securities. The reporting, accounting and auditing standards for Bitcoin may differ from the standards for registered U.S. securities. Furthermore, countries, including the U.S., may in the future curtail or outlaw the acquisition, use or redemption of bitcoins.

ª
Sector Concentration Risk: Although the Market Opportunities Portfolio will not concentrate its investments in any industries, the Market Opportunities Portfolio may, at certain times, have concentrations in one or more sectors which may cause the Portfolio to be more sensitive to economic changes or events occurring in those sectors. As of December 31, 2019, the Portfolio had 34.2% invested in the Mining, Quarrying and Oil and Gas Extraction sector.

ª
Sector Emphasis Risks: The Market Opportunities Portfolio’s investments in the capital markets sector subjects it to the risks affecting that sector more than would a fund that invests in a wide variety of market sectors. For instance, companies in the capital markets sector may be adversely affected by changes in economic conditions as well as legislative initiatives, all of which may impact the profitability of companies in this sector. The Market Opportunities Portfolio’s investments in the gaming sector may be adversely affected by changes in economic conditions. The casino industry is particularly susceptible to economic conditions that negatively affect tourism. Casino and gaming companies are highly competitive, and new products, casino concepts and venues are competitive challenges to existing companies. In addition, gaming and related companies are highly regulated, and state and federal legislative changes can significantly impact profitability in those sectors.

ª
Single Stock Concentration Risk: The Market Opportunities Portfolio may hold a large concentration of its net assets in a single security or issuer. Holding a large concentration in a single security or issuer may expose the portfolio to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance.

ª
Small and Medium-Size Company Risks: The Market Opportunities Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Market Opportunities Portfolio’s assets.

ª
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Market Opportunities Portfolio, and therefore the Market Opportunities Fund, is likely to decline in value and you could lose money on your investment. Natural disasters, public health emergencies (including epidemics and pandemics), terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects.

ª
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Market Opportunities Portfolio’s, and therefore the Market Opportunities Fund’s, investment objective.

ª
Subsidiary Risks: By investing in its Subsidiaries, the Market Opportunities Portfolio is indirectly exposed to the risks associated with each Subsidiary’s investments. Those investments held by the Subsidiaries are generally similar to the investments that are permitted to be held by the Market Opportunities Portfolio and are subject to the same risks that would apply to similar investments if held directly by the Market Opportunities Portfolio. Each Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States, Delaware and/or the Cayman Islands could

65

result in the inability of the Market Opportunities Portfolio and/or its Subsidiaries to continue to operate and could adversely affect the Market Opportunities Fund’s performance.

ª
Tax Risks: In order to qualify as a RIC, the Market Opportunities Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investments in securities and certain other categories of investment income. It appears to be the position of the Internal Revenue Service (“IRS”) that gain realized on bitcoin investments such as investments in the Grayscale Bitcoin Trust will not be qualifying income. The Market Opportunities Portfolio’s investment in each Subsidiary is expected to provide the Market Opportunities Fund with exposure to such bitcoin investments within the limitations of the Internal Revenue Code for qualification as a RIC because, under applicable tax rules, the income earned by each Subsidiary will flow out as qualifying income for the RIC even though the income would not be qualifying income if earned directly by the RIC or directly by an entity classified as a partnership for federal income tax purposes, such as the Market Opportunities Portfolio, in which the RIC invests. There is a risk, however, that the IRS might assert that the income derived from the Market Opportunities Portfolio’s investment in a Subsidiary will not be considered qualifying income. If the Market Opportunities Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Market Opportunities Fund would be subject to diminished returns. Changes in the laws of the United States, Delaware and/or the Cayman Islands could result in the inability of the Market Opportunities Portfolio and/or its Subsidiaries to operate as described in this Prospectus and could adversely affect the Market Opportunities Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman Subsidiary. If Cayman Islands law changes such that the Cayman Subsidiary must pay Cayman Islands taxes, Market Opportunities Fund shareholders would likely suffer decreased investment returns.

ª
Valuation Risk: The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities or other investments, such as Bitcoin, that trade in thin or volatile markets or that are valued using a fair value methodology. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. The Portfolio’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. Shares of Grayscale Bitcoin Trust are intended to reflect the price of bitcoin assets, less fees and expenses, and the shares currently trade at a substantial premium to the net asset value of such assets. As such, the price of Grayscale Bitcoin Trust may go down even if the price of the underlying asset, bitcoin, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

ª
Volatility Risk: The Portfolio may have investments, including but not limited to Bitcoin, that appreciate or depreciate significantly in value over short periods of time. This may cause the Portfolio’s net asset value per share to experience significant increases or declines in value over short periods of time.

Who may want to invest?
The Market Opportunities Fund may be appropriate for investors who:

ª	wish to invest for the long-term;

ª	want to diversify their portfolios;

ª	want to allocate some portion of their long-term investments to value equity investing;

ª	are willing to accept the volatility associated with equity and Bitcoin investing; and

ª	are comfortable with the risks described herein.

66

Performance
The bar chart and table shown below illustrate the variability of the Market Opportunities Fund’s returns. The bar chart indicates the risks of investing in the Market Opportunities Fund by showing the changes in the Market Opportunities Fund’s performance from year to year (on a calendar year basis). The table shows how the Market Opportunities Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the MSCI EAFE Index, which represent broad measures of market performance. The past performance of the Market Opportunities Fund, before and after taxes, is not necessarily an indication of how the Market Opportunities Fund or the Market Opportunities Portfolio will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Market Opportunities Fund’s performance would be reduced. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.

The Market Opportunities Fund – Institutional Class
Calendar Year Returns as of 12/31

Best Quarter:	2017	Q4	19.60%
Worst Quarter:	2018	Q4	-17.98%

The Market Opportunities Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

67

Average Annual Total Returns as of 12/31/2019

	1 Year	5 Years	10 Years	Since Inception (May 19, 2008)
The Market Opportunities Fund (KMKYX) Institutional
Return Before Taxes	22.98%	12.26%	11.65%	7.89%
Return After Taxes on Distributions	22.82%	11.52%	11.14%	7.44%
Return After Taxes on Distributions and Sale of Fund Shares	13.71%	9.51%	9.53%	6.32%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	31.49%	11.70%	13.56%	9.60%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	22.01%	5.67%	5.50%	2.16%

Management
Investment Adviser. Horizon Kinetics Asset Management LLC is the Market Opportunities Portfolio’s investment adviser.

Portfolio Managers. The Market Opportunities Portfolio is managed by an investment team with Mr. Doyle and Mr. Stahl as the Co-Portfolio Managers. Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Co-Portfolio Manager	14
Murray Stahl	Co-Portfolio Manager	14
Eric Sites	Investment Team Member	9
James Davolos	Investment Team Member	14
Steven Bregman	Investment Team Member	4

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Market Opportunities Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. The minimum initial investment for both regular accounts and IRAs is $1,000,000 ($2,000 for Coverdell Education Savings Accounts). There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you at ordinary income or capital gain tax rates, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services. These payments

68

may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

69

THE MULTI-DISCIPLINARY INCOME FUND
Investment Objectives
The investment objective of the Multi-Disciplinary Income Fund is total return. The Multi-Disciplinary Income Fund is the sole “feeder fund” to The Multi-Disciplinary Income Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Multi-Disciplinary Income Fund.

Fee Table(1)

SHAREHOLDER FEES (fees paid directly from your investment)	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held for less than 30 days, if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		Institutional Class
Management Fees(1)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses)		0.74%
Shareholder Servicing Fees	0.20%
Other Operating Expenses	0.54%
Acquired Fund Fees and Expenses(2)		0.28%
Total Annual Fund Operating Expenses		2.27%
Fee Waiver and/or Expense Reimbursements(3)		-0.70%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements		1.57%

(1)
This table and the example below reflect the aggregate expenses of the Multi-Disciplinary Income Fund and the Multi-Disciplinary Income Portfolio. The management fees paid by the Multi-Disciplinary Income Fund reflect the proportionate share of fees allocated to the Multi-Disciplinary Income Fund from the Multi-Disciplinary Income Portfolio.

(2)
Total Annual Fund Operating Expenses do not correlate to the ratio of operating expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus, which reflects the Multi-Disciplinary Income Fund’s operating expenses and does not include acquired fund fees and expenses (“AFFE”).

(3)
Horizon Kinetics Asset Management LLC, the investment adviser to the Multi-Disciplinary Income Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has contractually agreed to reimburse the Multi-Disciplinary Income Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2021. In addition, the Investment Adviser to the Multi-Disciplinary Income Portfolio has agreed to waive management fees and reimburse Fund expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 1.29%, excluding AFFE and interest expense on securities sold short. These waivers and reimbursements are in effect until May 1, 2021, and may not be terminated without the approval of the Board.

Example. This Example is intended to help you compare the cost of investing in the Multi-Disciplinary Income Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Multi-Disciplinary Income Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Multi-Disciplinary Income Fund’s operating expenses remain the same (taking into account the expense

70

limitations only in the first year). Although your actual costs may be higher or lower, based on these assumptions your cost for the Multi-Disciplinary Income Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$160	$642	$1,151	$2,551

Portfolio Turnover. The Multi-Disciplinary Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Multi-Disciplinary Income Portfolio’s, and therefore the Multi-Disciplinary Income Fund’s, performance. During the most recent fiscal year, the Multi-Disciplinary Income Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategy
The Multi-Disciplinary Income Fund is a diversified fund that invests all of its investable assets in the Multi-Disciplinary Income Portfolio, a series of Kinetics Portfolios Trust. “Total Return” sought by the Multi-Disciplinary Income Portfolio consists of income earned on the Multi-Disciplinary Income Portfolio’s investments, plus capital appreciation. The Multi-Disciplinary Income Portfolio utilizes a two-part investment strategy, which includes fixed-income components, including fixed-income exchange-traded funds (“ETFs”), and derivatives components. Under normal circumstances, the Multi-Disciplinary Income Portfolio will invest at least 65% of its net assets in fixed-income securities, derivatives and cash or cash equivalents committed as collateral for written option contracts.

There is no limit on the amount of assets the Multi-Disciplinary Income Portfolio may invest in fixed-income securities. For purposes of this Prospectus, fixed-income securities include debt securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government, corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers, including emerging markets issuers. Corporate bonds held by the Multi-Disciplinary Income Portfolio generally are senior secured or senior unsecured, are of investment grade quality, and have durations of 0-5 years. However, there is no limit as to the maturities or credit ratings associated with such bonds. The Multi-Disciplinary Income Portfolio may invest up to 100% of its assets in debt securities that are rated below investment grade (“junk” bonds) and up to 5% of its total assets in defaulted junk bonds. The Multi-Disciplinary Income Portfolio may also invest up to 40% of its total assets at the time of purchase in debt securities of emerging market countries. The Multi-Disciplinary Income Portfolio utilizes a proprietary credit spread/relative value model to select positions and a portfolio construction and investment process that relies on value identification and diversification.

The Multi-Disciplinary Income Portfolio may invest up to 100% of its total assets in selling equity put options. The Multi-Disciplinary Income Portfolio may also invest in U.S. Treasury note futures; selling or buying equity calls, bond calls, and bond put options; and credit default swaps, as well as other derivatives, to manage risk or to enhance return. The Multi-Disciplinary Income Portfolio may also buy puts on specific underlying equity securities that are traded on a national securities exchange. The Multi-Disciplinary Income Portfolio will not invest more than 15% of its net assets in instruments that are not deemed liquid. In connection with the Multi-Disciplinary Income Portfolio’s positions in derivatives, the Multi-Disciplinary Income Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable U.S. Securities and Exchange Commission (“SEC”) requirements.

The Investment Adviser uses a bottom-up approach in managing the Multi-Disciplinary Income Fund, which means that the focus is on the analysis of individual securities. By engaging in quantitative and qualitative analysis of individual securities, the Investment Adviser examines a company’s current valuation and earning potential and assesses the company’s competitive positioning. The bonds purchased in the Multi-Disciplinary

71

Income Portfolio are selected from the same universe of companies that the Investment Adviser uses for equity investments. All of the same characteristics apply, however, in the Multi-Disciplinary Income Portfolio option premiums are also considered. Additionally, the Multi-Disciplinary Income Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

The Investment Adviser may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. The Investment Adviser may actively trade Multi-Disciplinary Income Portfolio securities.

The Multi-Disciplinary Income Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Multi-Disciplinary Income Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Multi-Disciplinary Income Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Multi-Disciplinary Income Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Multi-Disciplinary Income Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Multi-Disciplinary Income Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Principal Investment Risks

The Multi-Disciplinary Income Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money. The principal risks of investing in the Multi-Disciplinary Income Fund, and indirectly the Multi-Disciplinary Income Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Multi-Disciplinary Income Fund, Multi-Disciplinary Income Portfolio and your investment. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a principal risk of investing in the Multi-Disciplinary Income Fund, and indirectly the Multi-Disciplinary Income Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

ª
Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Junk bonds are considered to be speculative in nature.

ª	Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.

72

ª
Credit Default Swap Agreement Risks: The Fund may enter into credit default swap agreements as a “buyer” or “seller” of credit protection on liquid credit indices. In instances where the Fund is a protection seller (receives a periodic fee over the life of the contract in return for the obligation to compensate the protection buyer for loss), the Fund will assume the risks associated with credit deterioration (spread widening) as well as default risk. In the event of default, the Fund is obligated to pay the buyer of credit protection the notional value of the swap less the recovery rate on the reference asset.

ª
Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Multi-Disciplinary Income Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

ª
Derivatives Risks: The Multi-Disciplinary Income Portfolio’s investments in futures, options and swaps and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Multi-Disciplinary Income Portfolio. To the extent the Multi-Disciplinary Income Portfolio segregates assets to cover derivatives positions, the Multi-Disciplinary Income Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Multi-Disciplinary Income Portfolio properly in a manner consistent with its stated investment objective.

ª
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

ª
Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales.  To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Multi-Disciplinary Income Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

ª
Foreign Securities Risks: The Multi-Disciplinary Income Portfolio may invest directly in foreign debt securities or in U.S. dollar-denominated foreign debt securities through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign debt securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

ª
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Multi-Disciplinary Income Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant. The risks associated with changing interest rates may have unpredictable effects on the markets and the Multi-Disciplinary Income Portfolio's investments

ª	Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage.

73

The use of leverage by the Investment Adviser may increase the volatility of the Multi-Disciplinary Income Portfolio. These leveraged instruments may result in losses to the Multi-Disciplinary Income Portfolio or may adversely affect the Multi-Disciplinary Income Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Multi-Disciplinary Income Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

ª
Liquidity Risks: The Multi-Disciplinary Income Portfolio’s investments in the securities of small and medium capitalization companies and in non-investment grade fixed-income securities makes the Multi-Disciplinary Income Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions. Natural disasters, public health emergencies (including epidemics and pandemics), terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects.

ª
Management Risks: There is no guarantee that the Multi-Disciplinary Income Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Multi-Disciplinary Income Fund, nor can it assure you that the market value of your investment will not decline.

ª
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By writing put options on equity securities, the Multi-Disciplinary Income Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Multi-Disciplinary Income Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

ª
Sector Concentration Risk: Although the Multi-Disciplinary Income Portfolio will not concentrate its investments in any industries, the Multi-Disciplinary Income Portfolio may, at certain times, have concentrations in one or more sectors which may cause the Portfolio to be more sensitive to economic changes or events occurring in those sectors. As of December 31, 2019, the Portfolio had 17.4% invested in the Manufacturing sector.

ª
Security Selection Risks: The Multi-Disciplinary Income Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Multi-Disciplinary Income Portfolio’s, and therefore the Multi-Disciplinary Income Fund’s, investment objective.

Who may want to invest?
The Multi-Disciplinary Income Fund may be appropriate for investors who:

ª	wish to diversify their portfolios;

ª	wish to generate income and capital;

ª	wish to invest for the long-term; and

ª	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Multi-Disciplinary Income Fund’s returns. The bar chart indicates the risks of investing in the Multi-Disciplinary Income Fund by showing the changes in the Multi-Disciplinary Income Fund’s performance from year to year (on a calendar year basis). The table shows how the Multi-Disciplinary Income Fund’s average annual returns, before and after taxes (after taking

74

into account any sales charges) compare with those of the Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. Corporate High Yield Bond Index, which represent broad measures of market performance. The past performance of the Multi-Disciplinary Income Fund, before and after taxes, is not necessarily an indication of how the Multi-Disciplinary Income Fund or the Multi-Disciplinary Income Portfolio will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Multi-Disciplinary Income Fund's performance would be reduced. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.
The Multi-Disciplinary Income Fund – Institutional Class
Calendar Year Returns as of 12/31

Best Quarter:	2012	Q1	10.55%
Worst Quarter:	2011	Q3	-12.27%

The Multi-Disciplinary Income Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

75

Average Annual Total Returns as of 12/31/2019

	1 Year	5 Years	10 Years	Since Inception (February 11, 2008)
The Multi-Disciplinary Income Fund (KMDYX) Institutional
Return Before Taxes	9.38%	4.31%	5.70%	4.90%
Return After Taxes on Distributions	7.48%	2.60%	3.84%	3.27%
Return After Taxes on Distributions and Sale of Fund Shares	5.53%	2.53%	3.64%	3.12%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	8.72%	3.05%	3.75%	3.94%
Bloomberg Barclays U.S. Corporate High Yield Bond Index (reflects no deductions for fees, expenses or taxes)	14.32%	6.13%	7.57%	7.97%

Management
Investment Adviser. Horizon Kinetics Asset Management LLC is the Multi-Disciplinary Income Portfolio’s investment adviser.

Portfolio Managers. The Multi-Disciplinary Income Portfolio is managed by an investment team with Mr. Stahl and Mr. Houk as the Co-Portfolio Managers. Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Investment Team Member	12
Murray Stahl	Co-Portfolio Manager	12
Matthew Houk	Co-Portfolio Manager	4
Steven Tuen	Investment Team Member	4
Steven Bregman	Investment Team Member	4

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Multi-Disciplinary Income Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. The minimum initial investment for both regular accounts and IRAs is $1,000,000 ($2,000 for Coverdell Education Savings Accounts). There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you at ordinary income or capital gain tax rates, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

76

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

THE ALTERNATIVE INCOME FUND
The Alternative Income Portfolio’s option strategy focuses on the use of options on market indexes, ETFs or equities in order to seek current income and gains. The options considered for investment by the Investment Adviser’s research team are determined by fundamental analysis review, including but not limited to valuation, credit analysis and earnings quality.

Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.

The put options that the Alternative Income Portfolio writes or purchases on specific underlying equity securities are generally traded on a national securities exchange. By writing put options, the Alternative Income Portfolio receives income in the form of cash premiums from the purchasers of these options in exchange for providing the purchasers with the right to potentially sell an underlying security to the Alternative Income Portfolio. The Alternative Income Portfolio is not expected to make a cash payment if the prevailing market value of the underlying equity securities on an expiration date exceeds the exercise price of the put option that the Alternative Income Portfolio has written.

Temporary and Defensive Cash and Cash Equivalent Holdings
The Alternative Income Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments, as described above.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Alternative Income Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Alternative Income Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Alternative Income Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Alternative Income Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Alternative Income Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Fund Structure
The Alternative Income Portfolio has an investment objective identical to that of the Alternative Income Fund. The Alternative Income Fund may withdraw its investment from the Alternative Income Portfolio at any time if the Board of Directors of Kinetics Mutual Funds, Inc. (the “Company”) determines that it is in

77

the best interests of the Alternative Income Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Alternative Income Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Alternative Income Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Alternative Income Fund’s assets directly.

THE INTERNET FUND
The Investment Adviser believes that the global economy will continue to be impacted by increased and enhanced connectivity enabled by the sustained development of the Internet. Established businesses will continue to be disrupted by this development, while some may also stand to benefit, realizing gains in efficiency, scale and speed. Newly developed companies that leverage the global Internet infrastructure are continuously emerging. Identifying the advantaged business models that are sustainable and supported by strong financial metrics warrant the Investment Adviser’s investment consideration.

Internet Portfolio securities will be selected by the Investment Adviser from companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Accordingly, the Internet Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, they meet the Internet Portfolio’s investment criteria. Also, such companies’ core business may not be primarily Internet-related. Such companies include, but are not limited to, the following:

ª	Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics and news, on the Internet.

ª
Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

ª
Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

ª	Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.

ª	Internet Service Providers: Companies that provide users with access to the Internet.

ª	Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.

ª	Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.

ª	E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

ª
Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

ª	Other Companies: Companies whose core business may not be primarily Internet-related include, but are not limited to, publishing and media companies.

78

The Internet Portfolio may invest indirectly in bitcoins exclusively through the Grayscale Bitcoin Trust that offers exposure to bitcoin. Grayscale Bitcoin Trust offers shares on an ongoing basis through private placements pursuant to the exemption from registration provided by Rule 506(c) under Regulation D of the Securities Act of 1933, as amended. Bitcoins are a digital commodity that is not issued by a government, bank or central organization. Bitcoins exist on the Bitcoin Network that hosts the Blockchain. Bitcoins have no physical existence beyond the record of transactions on the Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoins.

The Internet Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to its wholly-owned and controlled Cayman Subsidiary. The Internet Portfolio realized capital gain on the transfer to the extent the value of the transferred Grayscale Bitcoin Trust interest at the time of transfer exceeded its tax basis in the hands of the Internet Portfolio.

The Internet Portfolio is also the sole shareholder of its wholly owned Delaware Subsidiary. The Internet Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to the Delaware Subsidiary. Any net gains that the Delaware Subsidiary recognizes on future sales of the contributed Grayscale Bitcoin Trust shares will be subject to federal and state corporate income tax, but the dividends that the Delaware Subsidiary pays to the Internet Portfolio (i.e., those gains, net of the tax paid and any other expenses of the Delaware Subsidiary, such as its management and advisory fees) will be eligible to be treated as “qualified dividend income” under the Internal Revenue Code. Additional information regarding the tax treatment of the Fund is provided in the “Taxes” section of the SAI.

In the future, the Internet Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Internet Fund under the Internal Revenue Code. The Internet Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through a Subsidiary, would be more than 15% of its assets at the time of the investment.

Each Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Internet Portfolio will invest in its Subsidiaries within the limitations of the federal tax laws, rules and regulations that apply to RICs under Subchapter M. However, the Internet Portfolio and each Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of each Subsidiary. Each Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody. Unlike the Internet Fund, each Subsidiary does not, and will not, seek to qualify as a RIC. The Internet Portfolio is the sole shareholder of each Subsidiary and does not expect shares of the Subsidiaries to be offered or sold to other investors.

The Internet Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary and Defensive Cash and Cash Equivalent Holdings
The Internet Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments, as described above.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of

79

additional equity securities would not further the investment objective of the Internet Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Internet Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Internet Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Internet Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Internet Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Fund Structure
The Internet Portfolio has an investment objective identical to that of the Internet Fund. The Internet Fund may withdraw its investment from the Internet Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Internet Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Internet Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Internet Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Internet Fund’s assets directly.

THE GLOBAL FUND
The Global Portfolio securities selected by the Investment Adviser generally will be those of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and those of U.S. companies that benefit from international economic growth. An increase in growth may occur by entry into new distribution channels, through an ability to leverage brand identity, and by improvement in the underlying cost/profitability dynamics of the business. Accordingly, the Global Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, the companies meet the Global Portfolio’s investment criteria. Such companies include, but are not limited to, the following:

ª
Infrastructure: Companies that hold equity stakes in or are involved in building, owning or operating infrastructure assets including electric generation and transmission, airports, toll roads, railways, ports, etc.

ª	Energy: Companies that explore for, finance, produce, market or distribute energy-oriented products and services, including oil and natural gas, coal and alternate energy sources.

ª	Utilities: Companies and industries such as gas, electric and telephone.

ª	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

ª	Real Estate Development: Companies that provide commercial real estate property and services.

ª	Business Services: Companies that provide business-to-business products and services.

ª	Healthcare: Companies and industries such as pharmaceuticals, healthcare services, contracting services, hospitals, medical devices, medical equipment, etc.

ª	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

80

ª	Travel & Leisure: Companies that provide transportation and recreational services.

ª	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

The Global Portfolio may invest indirectly in bitcoins exclusively through the Grayscale Bitcoin Trust that offers exposure to bitcoin. Grayscale Bitcoin Trust offers shares on an ongoing basis through private placements pursuant to the exemption from registration provided by Rule 506(c) under Regulation D of the Securities Act of 1933, as amended. Bitcoins are a digital commodity that is not issued by a government, bank or central organization. Bitcoins exist on the Bitcoin Network that hosts the Blockchain. Bitcoins have no physical existence beyond the record of transactions on the Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoins.

The Global Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to its wholly-owned and controlled Cayman Subsidiary. The Global Portfolio realized capital gain on the transfer to the extent the value of the transferred Grayscale Bitcoin Trust interest at the time of transfer exceeded its tax basis in the hands of the Global Portfolio.

The Global Portfolio is also the sole shareholder of its wholly owned Delaware Subsidiary. The Global Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to the Delaware Subsidiary. Any net gains that the Delaware Subsidiary recognizes on future sales of the contributed Grayscale Bitcoin Trust shares will be subject to federal and state corporate income tax, but the dividends that the Delaware Subsidiary pays to the Global Portfolio (i.e., those gains, net of the tax paid and any other expenses of the Delaware Subsidiary, such as its management and advisory fees) will be eligible to be treated as “qualified dividend income” under the Internal Revenue Code. Additional information regarding the tax treatment of the Fund is provided in the “Taxes” section of the SAI.

In the future, the Global Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Global Fund under the Internal Revenue Code. The Global Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through a Subsidiary, would be more than 15% of its assets at the time of the investment.

Each Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Global Portfolio will invest in its Subsidiaries within the limitations of the federal tax laws, rules and regulations that apply to RICs under Subchapter M. However, the Global Portfolio and each Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of each Subsidiary. Each Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody. Unlike the Global Fund, each Subsidiary does not, and will not, seek to qualify as a RIC. The Global Portfolio is the sole shareholder of each Subsidiary and does not expect shares of the Subsidiaries to be offered or sold to other investors.

The Global Portfolio may also invest in participatory notes. Participatory notes (commonly known as “P-notes”) are derivative instruments used by investors to take positions in certain foreign securities. P-notes are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

81

Temporary and Defensive Cash and Cash Equivalent Holdings
The Global Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments, as described above.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Global Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Global Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Global Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Global Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Global Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Fund Structure
The Global Portfolio has an investment objective identical to that of the Global Fund. The Global Fund may withdraw its investment from the Global Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Global Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Global Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Global Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Global Fund’s assets directly.

THE PARADIGM FUND
The Paradigm Portfolio’s securities will be selected by the Investment Adviser from companies that are engaged in various industries that will facilitate an increase in the growth of traditional business lines, entry into new distribution channels, an ability to leverage brand identity, and an improvement in the underlying cost/profitability dynamics of the business. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Paradigm Portfolio’s investment criteria. Accordingly, the Paradigm Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to, the following:

ª	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

ª	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

ª	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

ª	Real Estate Development: Companies that provide commercial real estate property and services.

ª	Business Services: Companies that provide business-to-business products and services.

82

ª	Travel & Leisure: Companies that provide transportation and recreational services.

ª	Utilities: Companies and industries such as gas, electric and telephone.

The Paradigm Portfolio may invest indirectly in bitcoins exclusively through the Grayscale Bitcoin Trust that offers exposure to bitcoin. Grayscale Bitcoin Trust offers shares on an ongoing basis through private placements pursuant to the exemption from registration provided by Rule 506(c) under Regulation D of the Securities Act of 1933, as amended. Bitcoins are a digital commodity that is not issued by a government, bank or central organization. Bitcoins exist on the Bitcoin Network that hosts the Blockchain. Bitcoins have no physical existence beyond the record of transactions on the Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoins.

The Paradigm Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to its wholly-owned and controlled Cayman Subsidiary. The Paradigm Portfolio realized capital gain on the transfer to the extent the value of the transferred Grayscale Bitcoin Trust interest at the time of transfer exceeded its tax basis in the hands of the Paradigm Portfolio. Additional information regarding the tax treatment of the Fund is provided in the “Taxes” section of the SAI.

In the future, the Paradigm Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Paradigm Fund under the Internal Revenue Code. The Paradigm Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through the Subsidiary, would be more than 15% of its assets at the time of the investment.

The Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Paradigm Portfolio will invest in its Subsidiary within the limitations of the federal tax laws, rules and regulations that apply to RICs under Subchapter M. However, the Paradigm Portfolio and the Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of the Subsidiary. The Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody. Unlike the Paradigm Fund, the Subsidiary does not, and will not, seek to qualify as a RIC. The Paradigm Portfolio is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

The Paradigm Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary and Defensive Cash and Cash Equivalent Holdings
The Paradigm Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments, as described above.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Paradigm Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Paradigm Portfolio may invest up to

83

100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Paradigm Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Paradigm Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Paradigm Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Fund Structure
The Paradigm Portfolio has an investment objective identical to that of the Paradigm Fund. The Paradigm Fund may withdraw its investment from the Paradigm Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Paradigm Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Paradigm Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Paradigm Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Paradigm Fund’s assets directly.

THE MEDICAL FUND

The Medical Portfolio’s Investment Adviser believes that favorable investment opportunities are available through companies that are developing technology, products, and/or services for cancer research and treatment and related medical activities. Accordingly, the Medical Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.

Medical Portfolio securities will be selected by the Investment Adviser from companies that are engaged in the medical industry generally, including, among others, companies engaged in cancer research and treatment, biopharmaceutical research and the development of medical instruments for therapeutic purposes. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, the companies meet the Medical Portfolio’s investment criteria. Such companies include, but are not limited to, the following:

ª	Pharmaceutical Development: Companies that develop drugs and medications for the treatment and prevention of cancer and other disease.

ª
Surgical and Medical Instrument Manufacturers and Developers: Companies that produce, manufacture and develop the tools used by health care providers in the delivery of medical care and procedures for the treatment of cancer and other diseases.

ª	Pharmaceutical Manufacturers: Companies that primarily engage in the mass production of existing drugs and medicines including drugs and medicines for the treatment of cancer and other diseases.

ª	Biotech & Medical Research: Companies that primarily research and develop new methods and procedures in the provision of health care related services for the treatment of cancer and other diseases.

The Medical Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial

84

paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary and Defensive Cash and Cash Equivalent Holdings
The Medical Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments, as described above.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Medical Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Medical Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Medical Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Medical Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Medical Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Fund Structure
The Medical Portfolio has an investment objective identical to that of the Medical Fund. The Medical Fund may withdraw its investment from the Medical Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Medical Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Medical Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Medical Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Medical Fund’s assets directly.

THE SMALL CAP OPPORTUNITIES FUND
The Small Cap Portfolio’s Investment Adviser considers small cap companies to be those with market capitalizations at or below the highest market capitalization of a component security within the S&P 600® SmallCap Index. The highest market capitalization of a company within the S&P 600® SmallCap Index was approximately $4.4 billion as of March 31, 2020.The Investment Adviser believes that favorable investment opportunities are available through companies that exhibit a number of the following characteristics: have little or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have price to earnings ratios that are less than one half of their projected growth rate.

Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the Investment Adviser’s opinion, the companies meet the Small Cap Portfolio’s investment criteria. Such companies include, but are not limited to, the following:

ª	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

85

ª	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

ª	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

ª	Manufacturing and Consumer Products: Companies that manufacture and distribute products to retail outlets.

ª	Utilities: Companies and industries such as gas, electric and telephone.

The Small Cap Portfolio may invest indirectly in bitcoins exclusively through the Grayscale Bitcoin Trust that offers exposure to bitcoin. Grayscale Bitcoin Trust offers shares on an ongoing basis through private placements pursuant to the exemption from registration provided by Rule 506(c) under Regulation D of the Securities Act of 1933, as amended. Bitcoins are a digital commodity that are not issued by a government, bank or central organization. Bitcoins exist on the Bitcoin Network that hosts the Blockchain. Bitcoins have no physical existence beyond the record of transactions on the Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoins.

The Small Cap Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to its wholly-owned and controlled Subsidiary. The Small Cap Portfolio realized capital gain on the transfer to the extent the value of the transferred Grayscale Bitcoin Trust interest at the time of transfer exceeded its tax basis in the hands of the Small Cap Portfolio.

In the future, the Small Cap Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Small Cap Fund under the Internal Revenue Code. The Small Cap Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through the Subsidiary would be more than 15% of its assets at the time of the investment.

The Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Small Cap Portfolio will invest in its Subsidiary within the limitations of the federal tax laws, rules and regulations that apply to RICs under Subchapter M. However, the Small Cap Portfolio and its Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of the Subsidiary. The Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody. Unlike the Small Cap Fund, the Subsidiary does not, and will not, seek to qualify as a RIC. The Small Cap Portfolio is the sole shareholder of its Subsidiary and does not expect shares of its Subsidiary to be offered or sold to other investors.

The Small Cap Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary and Defensive Cash and Cash Equivalent Holdings
The Small Cap Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments, as described above.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the

86

purchase of additional equity securities would not further the investment objective of the Small Cap Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Small Cap Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Small Cap Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Small Cap Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Small Cap Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Fund Structure
The Small Cap Portfolio has an investment objective identical to that of the Small Cap Fund. The Small Cap Fund may withdraw its investment from the Small Cap Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Small Cap Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Small Cap Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Small Cap Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Small Cap Fund’s assets directly.

THE MARKET OPPORTUNITIES FUND
Market Opportunities Portfolio securities will be selected by the Investment Adviser from companies that are engaged in public exchanges, derivative exchanges, capital markets and companies that experience operational scale from increased volume such as investment banks, credit card processing companies, electronic payment companies, publicly traded expressways, airports, roads and railways, or from companies in the gaming industry. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Market Opportunities Portfolio’s investment criteria. The Investment Adviser selects portfolio securities by, among other things, evaluating a company’s balance sheets, corporate revenues, earnings and dividends. Such companies include, but are not limited to, the following:

ª	Exchanges: Companies that are organized as public exchanges where debt and equity securities are traded, including derivative exchanges.

ª	Financial Services: Companies that engage in financial service transactions relating to capital markets such as banking, credit cards and investment services.

ª	Business Services: Companies that provide business-to-business products and services involving capital markets or the gaming industry.

ª	Gaming: Companies engaged in casino entertainment, including casino resorts and other leisure activities.

The Market Opportunities Portfolio may invest indirectly in bitcoins exclusively through the Grayscale Bitcoin Trust that offers exposure to bitcoin. Grayscale Bitcoin Trust offers shares on an ongoing basis through private placements pursuant to the exemption from registration provided by Rule 506(c) under Regulation D of the Securities Act of 1933, as amended. Bitcoins are a digital commodity that are not issued by a government, bank or central organization. Bitcoins exist on the Bitcoin Network that hosts the

87

Blockchain. Bitcoins have no physical existence beyond the record of transactions on the Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoins.

The Market Opportunities Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to its wholly-owned and controlled Cayman Subsidiary. The Market Opportunities Portfolio realized capital gain on the transfer to the extent the value of the transferred Grayscale Bitcoin Trust interest at the time of transfer exceeded its tax basis in the hands of the Market Opportunities Portfolio.

The Market Opportunities Portfolio is also the sole shareholder of its wholly owned Delaware Subsidiary. The Market Opportunities Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to the Delaware Subsidiary. Any net gains that the Delaware Subsidiary recognizes on future sales of the contributed Grayscale Bitcoin Trust shares will be subject to federal and state corporate income tax, but the dividends that the Delaware Subsidiary pays to the Market Opportunities Portfolio (i.e., those gains, net of the tax paid and any other expenses of the Delaware Subsidiary, such as its management and advisory fees) will be eligible to be treated as “qualified dividend income” under the Internal Revenue Code. Additional information regarding the tax treatment of the Fund is provided in the “Taxes” section of the SAI.

In the future, the Market Opportunities Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Market Opportunities Fund under the Internal Revenue Code. The Market Opportunities Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through a Subsidiary would be more than 15% of its assets at the time of the investment.

Each Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Market Opportunities Portfolio will invest in its Subsidiaries within the limitations of the federal tax laws, rules and regulations that apply to RICs under Subchapter M. However, the Market Opportunities Portfolio and each Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of each Subsidiary. Each Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody. Unlike the Market Opportunities Fund, each Subsidiary does not, and will not, seek to qualify as a RIC. The Market Opportunities Portfolio is the sole shareholder of each Subsidiary and does not expect shares of the Subsidiaries to be offered or sold to other investors.

Other leisure activities are defined as those activities that individuals engage in for entertainment, enjoyment and pleasure, which may take place at casinos. Additionally, a substantial aspect of the operations of gaming companies is the operation of casino resorts, which includes, but is not limited to lodging, amenities and recreational activities.

Although the Market Opportunities Portfolio intends to focus its investments in the capital markets and gaming sectors, the Market Opportunities Portfolio may also purchase the securities of companies such as auction houses and payroll and other processing companies that, due to the fixed costs of their operations, benefit from an increase in the volume of sales/transactions.

The Market Opportunities Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary and Defensive Cash and Cash Equivalent Holdings

88

The Market Opportunities Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments, as described above.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Market Opportunities Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Market Opportunities Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Market Opportunities Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Market Opportunities Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Market Opportunities Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Fund Structure
The Market Opportunities Portfolio has an investment objective identical to that of the Market Opportunities Fund. The Market Opportunities Fund may withdraw its investment from the Market Opportunities Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Market Opportunities Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Market Opportunities Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Market Opportunities Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Market Opportunities Fund’s assets directly.

THE MULTI-DISCIPLINARY INCOME FUND
The Multi-Disciplinary Income Portfolio’s option strategy component focuses on the use of options on companies that the Investment Adviser believes have unique business attributes and/or long-term unique fundamental business characteristics. The companies considered by the Investment Adviser for various option strategies undergo a fundamental analysis review by the Investment Adviser’s research team, including but not limited to valuation, credit analysis, and earnings quality.

Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.

The put options that the Multi-Disciplinary Income Portfolio writes or purchases on specific underlying equity securities are generally traded on a national securities exchange. By writing put options, the Multi-Disciplinary Income Portfolio receives income in the form of cash premiums from the purchasers of these options in exchange for providing the purchasers with the right to potentially sell an underlying security to

89

the Multi-Disciplinary Income Portfolio. The Multi-Disciplinary Income Portfolio is not expected to make a cash payment if the prevailing market value of the underlying equity securities on an expiration date exceeds the strike price of the put option that the Multi-Disciplinary Income Portfolio has written.

The Multi-Disciplinary Income Portfolio may hold equity securities in limited circumstances. For example, a position will result if put options are exercised against the Multi-Disciplinary Income Portfolio, in connection with a corporate restructuring of an issuer or convertible securities. However, the Multi-Disciplinary Income Portfolio will not invest directly in equity securities.

There are no limitations on the amount that the Multi-Disciplinary Income Portfolio may invest or hold in any single issuer; however, the Multi-Disciplinary Income Portfolio currently intends to limit its investments at the time of purchase to 10% of the Multi-Disciplinary Income Portfolio’s assets in any single position.

Temporary and Defensive Cash and Cash Equivalent Holdings
The Multi-Disciplinary Income Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments, as described above.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Multi-Disciplinary Income Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Multi-Disciplinary Income Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Multi-Disciplinary Income Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Multi-Disciplinary Income Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Multi-Disciplinary Income Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Fund Structure
The Multi-Disciplinary Income Portfolio has an investment objective identical to that of the Multi-Disciplinary Income Fund. The Multi-Disciplinary Income Fund may withdraw its investment from the Multi-Disciplinary Income Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Multi-Disciplinary Income Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Multi-Disciplinary Income Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Multi-Disciplinary Income Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Multi-Disciplinary Income Fund’s assets directly.

Additional Information About the Risks of Investing in Each of the Funds

90

The principal risks of investing in each Fund are described previously in each Fund’s summary section of this Prospectus. Each of those risks is considered a "principal risk" of investing in a Fund, regardless of the order in which it appears. This section provides more detail about some of those risks, along with information on additional types of risks that may apply to the Funds.

Bitcoin Risk—Internet Fund, Global Fund, Paradigm Fund, Small Cap Opportunities Fund, Market Opportunities Fund
The value of each Portfolio’s investment in the Grayscale Bitcoin Trust directly or indirectly through its Subsidiaries is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on Bitcoin Exchanges. Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Grayscale Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect a Portfolio’s investment in the Grayscale Bitcoin Trust. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of a Portfolio’s investment in the Grayscale Bitcoin Trust. Shares of the Grayscale Bitcoin Trust may trade at a premium or discount to the net asset value of the Grayscale Bitcoin Trust. Shares currently trade at a substantial premium to the net asset value of such assets. As such, the price of the Grayscale Bitcoin Trust may go down even if the price of the underlying asset, bitcoin, increases or remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

As bitcoins have grown in both popularity and market size, the U.S. Congress and a number of federal and state agencies (including the Financial Crimes Enforcement Network (FinCEN), the SEC, the Commodity Futures Trading Commission, the Financial Industry Regulatory Authority, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the IRS, and state financial institution regulators) have begun to examine the operations of the network that facilitates bitcoins, bitcoin users and the Bitcoin Exchanges, with particular focus on (1) the extent to which bitcoins can be used to launder the proceeds of illegal activities or fund criminal or terrorist enterprises, (2) the safety and soundness of the Bitcoin Exchange or other service-providers that hold bitcoins for users and (3) other risks to investors and consumers who hold and use bitcoins. Ongoing and future regulatory actions may alter, perhaps to a materially adverse extent, the value of a Portfolio’s and each Subsidiary’s investment in the Grayscale Bitcoin Trust or the ability of the Grayscale Bitcoin Trust to continue to operate.

Risks of Credit Default Swap Agreements—The Multi-Disciplinary Income Fund
The Multi-Disciplinary Income Portfolio may enter into credit default swaps. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. The Multi-Disciplinary Income Portfolio may seek to enhance returns by selling protection or attempt to mitigate credit risk by buying protection against the occurrence of a credit event by a specified issuer. The Multi-Disciplinary Income Portfolio may enter into credit default swaps, both directly (“unfunded swaps”) and indirectly (“funded swaps”) in the form of a swap embedded within a structured note, to protect against the risk that a seller will default, with large well-known Wall Street firms or other firms that pass the Investment Adviser’s credit review. Unfunded and funded credit default swaps may refer to a single security or a basket of securities. The Multi-Disciplinary Income Portfolio may engage in credit default swap transactions for the purpose of hedging the Portfolio against anticipated market trends or to enhance the value of the Portfolio through the anticipated capital appreciation of the

91

swap investment. In no event will the Multi-Disciplinary Income Portfolio’s use of credit default swaps exceed the Portfolio’s limits as it relates to leverage or directional exposure.

If the Multi-Disciplinary Income Portfolio buys credit protection using a credit default swap and a credit event occurs, the Portfolio will deliver the defaulted bonds underlying the swap and the swap counterparty will pay the par amount of the bonds. If the Multi-Disciplinary Income Portfolio sells credit protection using a credit default swap and a credit event occurs, the Portfolio will pay the par amount of the defaulted bonds underlying the swap and the swap counterparty will deliver the bonds. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bonds, and the fixed payments are then made on the reduced notional amount. If the Multi-Disciplinary Income Portfolio buys protection on a corporate issue, the Portfolio must own that corporate issue. However, if the Multi-Disciplinary Income Portfolio buys protection on sovereign debt, the Portfolio may own either: (i) the reference obligation, (ii) any sovereign debt of that foreign country, or (iii) sovereign debt of any country that the Investment Adviser determines is closely correlated as an inexact bona fide hedge.

Risks of credit default swaps include counterparty credit risk (if the counterparty fails to meet its obligations) and the risk that the Multi-Disciplinary Income Portfolio will not properly assess the cost of the instrument based on the lack of transparency in the market. If the Multi-Disciplinary Income Portfolio is selling credit protection, there is a risk that a credit event will occur and that the Portfolio will have to pay par value on defaulted bonds. If the Multi-Disciplinary Income Portfolio is buying credit protection, there is a risk that no credit event will occur and the Portfolio will receive no benefit for the premium paid. In addition, if the Multi-Disciplinary Income Portfolio is buying credit protection and a credit event does occur, there is a risk when the Portfolio does not own the underlying security, that the Portfolio will have difficulty acquiring the bond on the open market and may receive adverse pricing.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The use of credit default swaps may be limited by the Portfolio’s limitations on illiquid investments.

Currency Risk – All Funds
Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively impact an investment. A decline in the value of a foreign currency versus the U.S. dollar reduces the dollar value of securities denominated in that currency. Exchange rate movements can be large and unpredictable and can last for extended periods. Absent other events that could otherwise affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in value of a foreign currency generally can be expected to increase the value of a foreign-currency denominated security in terms of U.S. dollars. An increase in foreign interest rates or a decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security. Although a Portfolio may invest in securities denominated in foreign currencies, its portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, a Portfolio’s net asset value to fluctuate as well. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also may be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad. To the extent that a Portfolio’s total assets, adjusted to reflect the Portfolio’s net position after

92

giving effect to currency transactions, are denominated in the currencies of foreign countries, the Portfolio will be more susceptible to the risk of adverse economic and political developments within those countries. The Portfolios investing in foreign securities are all subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

Derivatives Risk – All Funds
Each Portfolio may invest in derivatives such as options. The successful use of these investment practices depends on the Investment Adviser’s ability to forecast stock price movements correctly. Should stock prices move unexpectedly, a Portfolio may not achieve the anticipated benefits of the transactions, or may realize losses, and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded options, there are no daily price fluctuation limits for certain options, and adverse market movements could therefore continue for an unlimited extent over a period of time. In addition, the correlation between movements in the prices of options and movements in the prices of the securities hedged or used for cover will not be perfect and could produce unanticipated losses.

A Portfolio’s ability to dispose of its positions in options, depends on the availability of liquid markets in such instruments. Markets in options with respect to a number of types of securities are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options. If a secondary market does not exist for an option purchased or written by a Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by a Portfolio would have to be exercised in order for the Portfolio to realize any profit and (2) a Portfolio may not be able to sell portfolio securities covering an option written by the Portfolio until the option expires or it delivers the underlying security, upon exercise. Therefore, no assurance can be given that a Portfolio will be able to utilize these instruments effectively. In addition, the ability to engage in options transactions may be limited by tax considerations and the use of certain hedging activities may adversely impact the characterization of income to the Portfolio for U.S. federal income tax purposes.

The Paradigm Portfolio may enter into futures contracts in U.S. domestic markets or on exchanges located outside of the U.S. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the U.S. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets, so that no common clearing facility exists and that an investor may look only to the broker or counter-party for the performance of the contract. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

The SEC recently re-proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, including the Portfolios. Although the rule has not yet been adopted as of the date of this Prospectus, if the proposed rule is adopted and goes into effect in the future, it could require modifications to the Portfolios’ investment strategies and use of derivatives.

Exchange-Traded Funds (ETFs) – All Funds
ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, a passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Conversely, actively-managed ETFs seek an investment objective by investing in a basket of securities based on the investment strategy and discretion of the ETF’s adviser. A leveraged ETF will

93

engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales.  To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, a Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses. Certain ETFs may be thinly traded and experience large spreads between the "ask" price quoted by a seller and the "bid" price offered by a buyer.

Foreign Securities – All Funds
Investing in foreign securities can carry higher returns than those generally associated with U.S. investments. However, foreign securities may be substantially riskier than U.S. investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade. A Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances. Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and companies may be subject to limitation. Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid. Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Futures Risks—All Funds
There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Portfolio and the prices of futures; (3) there may not be a liquid secondary market for a futures contract; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts.

Risks of Investing in Investment Grade Debt Securities and Below Investment Grade Debt Securities—All Funds
Investments in debt securities pose different risks than investments in equity securities. The value of fixed income securities generally will fall if interest rates rise and generally will rise if interest rates fall. The value of these securities may also fall as a result of other factors such as the performance of the issuer, the market perception of the issuer or general economic conditions. These investments also involve a risk that the issuer may not be able to meet its principal and interest payment obligations. Fixed-income securities having longer maturities involve greater risk of fluctuations in value. The longer the duration of a bond, the more a change in interest rates affects the bond’s price. Short-term and long-term interest rates may not

94

move the same amount and may not move in the same direction. The risks associated with changes in interest rates may have unpredictable effects on the markets and the Portfolios' investments. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by a Portfolio. Other types of securities also may be adversely affected from changes in interest rates. During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. A portfolio would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.

Investments in debt securities rated below investment grade, i.e., junk bonds, and unrated securities of comparable quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

IPO Risk—Small Cap Fund
IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the limited number of shares available for trading in some IPOs may also make it more difficult for the Fund to buy or sell significant amounts of those shares without an unfavorable impact on the prevailing prices. In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income or the near-term prospects of them. Many IPOs are by small- or micro-cap companies that are undercapitalized.

Internet Industry Concentration Risks—The Internet Fund
The value of the Internet Portfolio’s shares will be susceptible to factors affecting the Internet, such as heightened regulatory scrutiny and impending changes in government policies, which may have a material effect on the products and services of this industry. Furthermore, securities of companies in this industry tend to be more volatile than securities of companies in other industries. Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies. These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence. The occurrence of any of these factors, individually or collectively, may adversely affect the value of the Internet Portfolio’s shares and your investment in the Internet Fund.

Leveraging Risk – All Funds
A Portfolio’s use of derivative instruments will have the economic effect of financial leverage. The use of leverage by the Investment Adviser may increase the volatility of a Portfolio. These leveraged instruments may result in losses to a Portfolio or may adversely affect a Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. A Portfolio may also use borrowed funds to create leverage. Although the use of leverage by a Portfolio may create an opportunity for increased return, it also results in additional risks and can magnify the effect of any losses. If the income and gains earned on the securities and instruments purchased with leverage proceeds are greater than the cost of the leverage, a Portfolio’s return will be greater than if leverage had not been used. Conversely, if the income and gains from the securities and instruments purchased with such proceeds does not cover the cost of leverage, a Portfolio’s return will be less than if leverage had not been used. In the event of a sudden, precipitous drop in value of a Portfolio’s assets, the Portfolio may not be able to liquidate assets quickly

95

enough to pay off its borrowing. Using this investment technique may adversely affect a Portfolio’s NAV or total return.

To limit leverage risk, a Portfolio will segregate assets determined by the Investment Adviser to be liquid in accordance with procedures established by the Board of Trustees, or, when permissible, enter into offsetting transactions, to cover its obligations resulting from its use of derivative instruments. Securities held in a segregated account cannot be sold while the derivative is outstanding, unless they are replaced with other suitable assets. As a result, it is possible that segregating a large percentage of a Portfolio’s assets could impede portfolio management or its ability to meet redemption requests or other current obligations.

Other Investment Companies – All Funds
Under Sections 12(d)(l)(A) and (B) of the 1940 Act, each Portfolio may invest only up to 5% of its total assets in the securities of any one investment company (ETF or other mutual fund, including closed-end fund), but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Portfolio if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Portfolio; and (ii) the Portfolio has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price, which includes a sales load of more than 1½% percent. An investment company that issues shares to a Portfolio pursuant to paragraph 12(d)(l)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. Each Portfolio (or the Adviser acting on behalf of a Portfolio) must comply with the following voting restrictions: when the Portfolio exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Portfolio, the Portfolio will either seek instruction from the Portfolio’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Portfolio in the same proportion as the vote of all other holders of such security. Because other investment companies employ an investment adviser, such investments by each Portfolio may cause shareholders to bear duplicate fees.

Each Portfolio may rely on SEC orders that permit them to invest in certain investment companies beyond the limits contained in the 1940 Act, subject to certain terms and conditions. Generally, these terms and conditions require the Trust’s Board of Trustees to approve policies and procedures relating to certain of a Portfolio’s investments in investment companies. These policies and procedures require, among other things, that (i) the Investment Adviser conducts a Portfolio’s investment in investment companies without regard to any consideration received by the Portfolio or any of its affiliated persons and (ii) the Investment Adviser certifies to the Trust’s Board of Trustees quarterly that it has not received any consideration in connection with an investment by a Portfolio in an investment company, or if it has, the amount and purpose of the consideration will be reported to the Trust’s Board of Trustees and an equivalent amount of advisory fees shall be waived by the Investment Adviser.

Among other things, each Portfolio may invest in money market mutual funds for cash management purposes by “sweeping” excess cash balances into such funds until the cash is invested or otherwise utilized. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Portfolio.

96

Risks of Investing in Mutual Funds—All Funds
All mutual funds carry risks that may cause you to lose money on your investment in one or more of the Funds. In general, the risks associated with the use of the Master/Feeder Fund Structure and the risks associated with your investment in a Fund are substantially identical to the risks associated with a Fund’s investment in a Portfolio. The following describes the primary risks to each Fund that invests in its corresponding Portfolio due to each Portfolio’s specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund or its corresponding Portfolio can give any assurance that its investment objective will be achieved.

Market Risks—All Funds
The NAV of each Portfolio will fluctuate based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which each Portfolio invests may be adversely affected by an issuer’s having experienced losses or lack of earnings, or by the issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by each Portfolio is also subject to the risk that a specific segment of the stock market may not perform as well as the overall market. Under any of these circumstances, the value of each Portfolio’s shares and total return will fluctuate, and your investment in the corresponding Fund may be worth more or less than your original cost when you redeem your shares.

A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has spread internationally. The outbreak has resulted in closing borders and quarantines, enhanced health screenings, cancellations, disrupted supply chains and customer activity, and has produced general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect national and global economies, individual companies and the market in general in a manner that cannot be foreseen at the present time. Health crises caused by the recent outbreak may heighten other pre-existing political, social and economic risks in a country or region. In the event of a pandemic or an outbreak, there can be no assurance that the Funds, the Portfolios and their service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. The full impacts of a pandemic or disease outbreaks are unknown, resulting in a high degree of uncertainty for potentially extended periods of time.

Medical Research Industry Concentration Risks—The Medical Fund
Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Medical research and development is also subject to strict regulatory scrutiny and ongoing legislative action.

Non-Diversification Risks—All Funds except the Alternative Income Fund, the Global Fund and the Multi-Disciplinary Income Fund
Each Portfolio, except the Alternative Income Fund, the Global Portfolio and the Multi-Disciplinary Income Portfolio, and each Fund, except the Alternative Income Fund, the Global Fund and the Multi-Disciplinary Income Fund, is a non-diversified fund and therefore may be more susceptible to adverse financial, economic or other developments affecting any single issuer, and more susceptible to greater losses because of these

97

developments. In certain instances, the non-diversified funds may hold relatively substantial portions of their assets in the securities of a single issuer.

Petroleum and Gas Sector Risk – The Paradigm Fund, The Small Cap Fund and The Market Opportunities Fund
The profitability of companies in the oil and gas industry is related to worldwide energy prices, exploration costs and production spending. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation. Companies in the oil and gas industry may be adversely affected by: natural disasters or other catastrophes; changes in exchange rates or interest rates; prices for competitive energy services, economic conditions, tax treatment, or government regulation; government intervention; negative public perception; or unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property, imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence or labor unrest). Companies in the oil and gas industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Portfolio Borrowing Risks—All Funds
Each Portfolio may leverage its assets, subject to the provisions of the 1940 Act, to fund investment activities or to achieve higher returns. Each Portfolio may borrow money from banks for temporary or emergency purposes in order to meet redemption requests. To reduce its indebtedness, a Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by a Portfolio on borrowed funds would decrease the net earnings of both that Portfolio and your investment in a corresponding Fund.

Portfolio Turnover Risks—All Funds
Under certain circumstances a Portfolio may take advantage of short-term trading opportunities without regard to the length of time its securities have been held. This strategy often calls for frequent trading of a Portfolio’s securities in order to take advantage of anticipated changes in market conditions. Frequent trading by the Portfolio could increase the rate of its portfolio turnover, which would involve correspondingly greater expenses. Such expenses may include brokerage commissions or dealer mark-ups/mark-downs, as well as other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to shareholders. If a Portfolio realizes capital gains when it sells its portfolio investments, the corresponding Fund will realize the capital gains on a flow through basis and will make taxable distributions to shareholders to the extent of the net amount of such capital gains. For more information see the heading “Taxes.” The trading costs and tax effects associated with such portfolio turnover may adversely affect a Portfolio’s performance under these circumstances, and large movements of assets into and out of a Portfolio may negatively impact such Portfolio’s ability to achieve its investment objective or maintain its current level of operating expenses.

Regulatory Risk—Internet Fund, Global Fund, Paradigm Fund, Small Cap Opportunities Fund, Market Opportunities Fund
Bitcoin is generally not subject to the same degree of regulation as are registered U.S. securities. The reporting, accounting and auditing standards for Bitcoin may differ from the standards for registered U.S. securities. Furthermore, countries, including the U.S., may in the future curtail or outlaw the acquisition, use or redemption of bitcoins.

98

Sector Concentration Risk – The Alternative Income Fund, The Paradigm Fund, The Small Cap Fund, The Market Opportunities Fund and The Multi-Disciplinary Income Fund
Although the Portfolios will not concentrate their investments in any industries, the Portfolios may, at certain times, have concentrations in one or more sectors which may cause the Portfolios to be more sensitive to economic changes or events occurring in those sectors. As of December 31, 2019, the Alternative Income Portfolio and the Internet Portfolio had 35.5% and 22.6% invested in the Finance and Insurance sector, respectively; the Paradigm Portfolio had 40.3% invested in the Petroleum and Gas sector; the Small Cap Portfolio and the Market Opportunities Portfolio had 34.8% and 34.2% invested in the Mining, Quarrying and Oil and Gas Extraction sector, respectively; and the Multi-Disciplinary Income Portfolio had 17.4% invested in the Manufacturing sector.

Securities Lending Risks—All Funds
Each Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted). Cash collateral may be invested by a Portfolio in short-term investments, including repurchase agreements and money market funds that meet the requirements of Rule 2a-7 of the 1940 Act. Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to a Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral. In the event that the original seller defaults on its obligation to repurchase, a Portfolio will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, each Portfolio would suffer a loss if forced to sell such collateral in this manner. In addition, invested collateral will be subject to market depreciation or appreciation, and a Portfolio will be responsible for any loss that might result from its investment of the collateral.

Regulations that took effect in 2019 require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many securities lending agreements, terms that delay or restrict the rights of counterparties, such as a Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Portfolio’s ability to terminate existing securities lending agreements or to realize amounts to be received under such agreements.

Single Stock Concentration Risk—Paradigm Fund, Small Cap Opportunities Fund, Market Opportunities Fund, Global Fund, Internet Fund
A Portfolio may hold a large concentration of its net assets in a single security or issuer. Holding a large concentration in a single security or issuer may expose the portfolio to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance. As of March 31, 2020, the Paradigm Portfolio, the Small Cap Opportunities Portfolio and the Market Opportunities Portfolio each held a large concentration of its net assets in the Land Trust. Because a large portion of the Land Trust’s revenue is derived from oil and gas royalties, the performance of the Funds could be adversely affected if the underlying markets for oil or gas were to decline, thereby having a more significant impact on the Funds given the concentration in this holding.

99

Risks of Investment in Small and Medium-Size Companies—All Funds except the Alternative Income Fund and the Multi-Disciplinary Income Fund
Each Portfolio (other than the Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio) may invest in small or medium-size companies. Accordingly, a Portfolio may be subject to the additional risks associated with investment in companies with small or medium-size capital structures (generally a market capitalization of $5 billion or less). The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger, more established companies. If a Portfolio is heavily invested in these securities and the value of these securities suddenly declines, the NAV of that Portfolio and your investment in a corresponding Fund will be more susceptible to significant losses.

Subsidiary Risk—Internet Fund, Global Fund, Paradigm Fund, Small Cap Opportunities Fund, Market Opportunities Fund
Each Portfolio will make investments through a wholly-owned Subsidiary organized under the laws of Delaware and/or the Cayman Islands. By investing in a Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The investments held by a Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio. These risks are described elsewhere in this Prospectus. There can be no assurance that the investment objective of a Subsidiary will be achieved.

Each Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, each Portfolio wholly-owns and controls its Subsidiaries, making it unlikely that a Subsidiary will take action contrary to the interests of a Fund and its shareholders. The Board has oversight responsibility for the investment activities of each Portfolio, including its investment in each Subsidiary, and each Portfolio’s role as sole shareholder of its Subsidiaries. Each Portfolio and its corresponding Subsidiaries will be subject to the same investment restrictions and limitations on a consolidated basis, and to the extent applicable to the investment activities of a Subsidiary, each Subsidiary will follow the same compliance policies and procedures as its Portfolio.

Changes in the laws of Delaware, the United States and/or the Cayman Islands could result in the inability of a Portfolio and/or its Subsidiaries to operate as described in this Prospectus and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman Subsidiaries. If Cayman Islands law changes such that the Cayman Subsidiaries must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Risks of Swap Transactions (Interest Rate, Total Rate of Return, and Currency)—The Alternative Income Fund and the Multi-Disciplinary Income Fund
The Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio may enter into swap transactions and transactions involving interest rate floors, caps and collars for hedging purposes or to seek to increase total return. These instruments are privately negotiated over-the-counter derivative products. A great deal of flexibility is possible in the way these instruments are structured. Interest rate swaps involve the exchange by the Alternative Income Portfolio or the Multi-Disciplinary Income Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. An interest rate collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other

100

party of the total return generated by a security, a basket of securities, an index or an index component. The Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio also may enter into currency swaps, which involve the exchange of the rights of a Portfolio and another party to make or receive payments in specific currencies.

Some transactions, such as interest rate swaps and total rate of return swaps, are entered into on a net basis, i.e., the two payment streams are netted out, with the Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio receiving or paying, as the case may be, only the net amount of the two payments. If the other party to such a transaction defaults, the Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio’s risk of loss consists of the net amount of payments that the Alternative Income Portfolio or the Multi-Disciplinary Income Portfolio is contractually entitled to receive, if any. In contrast, other transactions involve the payment of the gross amount owed. For example, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by the Alternative Income Portfolio or the Multi-Disciplinary Income Portfolio under a swap or an interest rate floor, cap or collar is covered by segregated cash or liquid assets, the Alternative Income Portfolio, the Multi-Disciplinary Income Portfolio and the Investment Adviser believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Alternative Income Portfolio or the Multi-Disciplinary Income Portfolio’s borrowing restrictions.

The Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio will not enter into a total rate of return, currency or interest rate swap or interest rate floor, cap or collar transaction unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P or Fitch, or A or Prime-1 or better by Moody’s or a comparable rating from another organization that is recognized as an nationally recognized statistical rating organization (NRSRO) or, if unrated by such rating organization, is determined to be of comparable quality by the Investment Adviser. If there is a default by the other party to such transaction, the Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio will have contractual remedies pursuant to the agreements related to the transaction. The use of interest rate, total rate of return, and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecast of market values, interest rates and currency exchange rates, the investment performance of the Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio would be less favorable than it would have been if this investment technique were not used. To the extent swap transactions are not deemed liquid, swap transactions are limited to 15% of total assets (together with other illiquid investments).

Tax Risk—Internet Fund, Global Fund, Paradigm Fund, Small Cap Opportunities Fund, Market Opportunities Fund
To qualify as a RIC, the Funds must, among other things, derive at least 90% of their gross income for each taxable year from sources treated as “qualifying income” under Subchapter M. Although qualifying income does not include income derived directly from commodities – the IRS has issued guidance that bitcoin is to be treated for federal income tax purposes as “property,” which thus could be considered a commodity, and the Portfolios, therefore will restrict their gross income from direct investments therein (including shares of the Grayscale Bitcoin Trust) to a maximum of 10% of its gross income for each taxable year — the Portfolios’ investment in the Subsidiaries is expected to provide the Funds with indirect exposure to the Grayscale Bitcoin Trust within the limitations of the federal tax requirements of Subchapter M.

101

The investment of up to 25% of a fund’s assets in a foreign subsidiary such as a Cayman Subsidiary is a structure that has been used by a number of RICs as a way of indirectly making commodities-related investments that would not generate qualifying income if they were made directly by the RIC or directly by an entity classified as a partnership for federal income tax purposes in which the RIC invests. Section 851(b) of the Internal Revenue Code provides that income earned by a controlled foreign corporation (a “CFC”), such as a Cayman Subsidiary, will be treated as qualifying income for a RIC provided that CFC distributes those earnings out to the RIC each year. During the period 2006-2011, the IRS issued a number of private letter rulings to other funds in which the IRS ruled that income derived from a fund’s investment in a CFC such as a Cayman Subsidiary will generally constitute qualifying income for the fund, even if the CFC itself engages in transactions that would not generate qualifying income if they were engaged in by the fund itself and even if the earnings of the CFC are not distributed to the fund each year. In 2011, however, the IRS suspended the issuance of such private letter rulings pending further review of the subject. The IRS has issued regulations that provide that where distributions are received from a CFC, amounts included in gross income pursuant to subpart F income rules are considered as dividends and therefore qualifying income. In addition, these regulations provide that subpart F income that is included in a Fund's gross income by virtue of its investment in the Subsidiary is qualifying income to the extent derived with respect to a Fund's business of investing stock, securities or currencies. Accordingly, each Portfolio intends to cause its Cayman Subsidiary to make such distributions to the Portfolio each year, so that the income of the Cayman Subsidiary will be qualifying income for the Funds.

If, however, the IRS were to determine that income derived from a Portfolio’s investment in its Cayman or Delaware Subsidiary does not constitute qualifying income and if such positions were upheld by a court, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, that Fund might cease to qualify as a RIC and could be required to reduce its exposure to such investments. In a Senate subcommittee hearing on the subject of RIC commodities-related investments in 2012, Senator Levin, the subcommittee chairman, expressed the view that a wholly-owned foreign subsidiary such as a Cayman Subsidiary, which is used by a RIC to make investments or otherwise to engage in transactions that the RIC could not accomplish directly under the applicable tax rules, should be disregarded as a separate entity for federal income tax purposes. Senator Levin’s view was not endorsed by the IRS Commissioner and the Treasury Acting Assistant Secretary for Tax Policy in their hearing testimony and their post-hearing responses to supplemental questions from Senator Levin. If the IRS were ultimately to adopt such a view, however, with respect to the Cayman or Delaware Subsidiary, and if that position were to be sustained by the courts, a Fund might fail to meet the 90% qualifying income test and therefore might not qualify as a RIC. In that event, that Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such an event, in order to re-qualify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

Valuation Risk—Internet Fund, Global Fund, Paradigm Fund, Small Cap Opportunities Fund, Market Opportunities Fund
The sales price a Portfolio could receive for any particular portfolio investment may differ from a Portfolio’s valuation of the investment, particularly for securities or other investments, such as Bitcoin, that trade in thin or volatile markets or that are valued using a fair value methodology. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. A Portfolio’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers. Shares of Grayscale Bitcoin Trust are intended to reflect the price of bitcoin assets, less fees and expenses, and the shares currently trade at a substantial premium to the net asset value of such assets. As such, the price of Grayscale Bitcoin Trust may go down even if the price of the underlying asset, bitcoin, remains unchanged.

102

Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

Volatility Risk—Internet Fund, Global Fund, Paradigm Fund, Small Cap Opportunities Fund, Market Opportunities Fund
A Portfolio may have investments, including but not limited to Bitcoin, that appreciate or depreciate significantly in value over short periods of time. This may cause a Portfolio’s net asset value per share to experience significant increases or declines in value over short periods of time.

Portfolio Holdings Information
A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ SAI. Currently, disclosure of the Portfolios’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the monthly holdings report on Form N-PORT. The annual and semi-annual reports are available by contacting Kinetics Mutual Funds, Inc., c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-800-930-3828. In addition, the Company may publish on its webpage (www.kineticsfunds.com) month-end (a) top twenty portfolio holdings of each Portfolio and the percentage that each holding represents of the Portfolio’s net assets, (b) top five performing and bottom five performing portfolio holdings of each Portfolio, and (c) for Portfolios that primarily invest in derivatives, cash and fixed income instruments, the top ten (10) derivative and top ten (10) fixed income holdings, along with their respective percentage of net assets in each Portfolio, in all cases no earlier than twenty calendar days after the end of each calendar quarter. This information will be available on the website until the date on which a Fund files its next quarterly portfolio holdings report on Form N‑CSR or Form N-PORT with the SEC or until the next month in which portfolio holdings are posted in accordance with the above policy.

Management of the Funds and the Portfolios
Investment Adviser
Each Portfolio’s investment adviser is Horizon Kinetics Asset Management LLC (“Kinetics” or the “Investment Adviser”), 470 Park Avenue South New York, New York 10016. The Investment Adviser provides investment advisory services to a family of nine mutual funds with discretionary management authority over approximately $3.76 billion in assets as of March 31, 2020. The Investment Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC.

On April 24, 2019, Kinetics Asset Management LLC (“KAM”), the Portfolios’ former investment adviser, reorganized into Horizon Asset Management LLC (“HAM”), following which HAM was renamed Horizon Kinetics Asset Management LLC. Both KAM and HAM were wholly-owned subsidiaries of Horizon Kinetics LLC.
As part of the reorganization, the Portfolios’ investment advisory agreement was transferred from KAM to the Investment Adviser, and the Investment Adviser replaced KAM as the Portfolios’ investment adviser. The reorganization resulted in no other change to the terms of the investment advisory agreement, including the advisory fee rates. Further, the portfolio managers, all of whom are now employees of the Investment Adviser, have not changed as a result of the reorganization. KAM was advised by legal counsel that the reorganization did not result in an “assignment” of the investment advisory agreement (as such term is defined in the 1940 Act).

103

The Investment Adviser conducts investment research and supervision for each Portfolio and is responsible for the purchase and sale of securities for each Portfolio. The Investment Adviser is entitled to receive an annual fee from each Portfolio, other than the Alternative Income Portfolio, for its services of 1.25% of each Portfolio’s average daily net assets. The Investment Adviser is entitled to receive an annual fee from the Alternative Income Portfolio for its services of 0.90% of the Portfolio’s average daily net assets. However, as a result of fee waivers for certain Funds, the advisory fees paid to the Investment Adviser for the fiscal year ended December 31, 2019, were as follows:

Advisory Fees (as a percentage of average net assets)
Alternative Income Fund	0.00%
Internet Fund	1.25%
Global Fund	0.11%
Paradigm Fund	1.18%
Medical Fund	0.30%
Small Cap Opportunities Fund	1.14%
Market Opportunities Fund	0.81%
Multi-Disciplinary Income Fund	0.70%

A discussion regarding the basis of the Kinetics Portfolio Trust’s (the “Trust”) Board of Trustees’ approval of the investment advisory agreement for each Portfolio is available in the Company’s semi-annual report to shareholders for the period ended June 30, 2019.

Kinetics, as the Investment Adviser to each Portfolio, is engaged in a broad range of portfolio management, portfolio advisory and other business activities. Their services are not exclusive to the Portfolios and nothing prevents them, or any affiliates, from providing similar services to other investment funds and other clients (whether or not their investment objectives, strategies, or criteria are similar to those of a Portfolio) or from engaging in other activities.

Members of the Investment Team
Murray Stahl is the Chief Investment Officer for Horizon Kinetics LLC, the parent company to the Investment Adviser and Horizon, and generally oversees the management of each Portfolio’s investment team. The following persons are members of an investment team: Peter B. Doyle, Murray Stahl, Steven Bregman, B. Paul Abel, Steven Tuen, James Davolos, Matthew Houk, and Eric Sites. Each person’s role varies from Portfolio to Portfolio as indicated in the table below. Each investment team member is an employee of the Investment Adviser.

The Portfolio Manager(s) of a Portfolio are responsible for the day-to-day management of the applicable Portfolio. Each investment team member serves as a research analyst. While the investment team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with the Portfolio’s Portfolio Manager(s).

104

	The Alternative Income Portfolio	The Internet Portfolio	The Global Portfolio	The Paradigm Portfolio	The Medical Portfolio	The Small Cap Opportunities Portfolio	The Market Opportunities Portfolio	The Multi-Disciplinary Income Portfolio
Peter B. Doyle	Investment Team Member	Co-Portfolio Manager	Investment Team Member	Co-Portfolio Manager	Investment Team Member	Co-Portfolio Manager	Co-Portfolio Manager	Investment Team Member
B. Paul Abel	N/A	N/A	N/A	N/A	Portfolio Manager	N/A	N/A	N/A
Steven Tuen	Investment Team Member	Investment Team Member	Co-Portfolio Manager	N/A	N/A	N/A	N/A	Investment Team Member
Murray Stahl	Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager	N/A	Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager
Steven Bregman	Investment Team Member	Investment Team Member	Investment Team Member	Co-Portfolio Manager	N/A	Investment Team Member	Investment Team Member	Investment Team Member
James Davolos	Investment Team Member	Co-Portfolio Manager	Investment Team Member	Investment Team Member	N/A	Investment Team Member	Investment Team Member	N/A
Matthew Houk	Co-Portfolio Manager	N/A	N/A	N/A	N/A	Co-Portfolio Manager	N/A	Co-Portfolio Manager
Eric Sites	N/A	N/A	N/A	N/A	N/A	N/A	Investment Team Member	N/A

Peter B. Doyle is the Chairman of the Board of the Company. In 1994, he co-founded Horizon, an affiliate of the Investment Adviser since May 2011. In 1996, Mr. Doyle co-founded the Investment Adviser. From 1999 through 2011, Mr. Doyle was a dual employee of both the Investment Adviser and Horizon.

Murray Stahl is the Chief Investment Officer and has been a Portfolio Manager for the Portfolios since 2000. In 1994, he co-founded Horizon and currently serves as Chairman and Chief Investment Officer for Horizon Kinetics, the parent company to the Investment Adviser and Horizon. From 2000 through 2011, Mr. Stahl was a dual employee of both the Investment Adviser and Horizon.

B. Paul Abel joined the Investment Adviser in 1999 as a Portfolio Manager, and currently serves in the same capacity for The Medical Portfolio. He also serves as a Portfolio Manager for private funds managed by an affiliate of the Investment Adviser.

Steven Tuen joined the Investment Adviser in 1999 as a research analyst. He joined Horizon in 1996, also as a research analyst, and between 1999 and 2011 was a dual employee of both the Investment Adviser and Horizon.

James Davolos joined the Investment Adviser as an analyst in 2005, and is now a Portfolio Manager focusing on, among other things, emerging markets.

Matthew Houk joined the Investment Adviser in 2011 and began serving as a Portfolio Manager in 2012. Previously, he was a research analyst at Horizon, beginning in 2008. Prior to Horizon, Mr. Houk held various positions at Goldman, Sachs & Co.

Eric Sites has been an Investment Team Member for the Company since 2013. He joined Horizon in 2004 as a research analyst and Portfolio Manager.

105

Steven Bregman is a Portfolio Manager for the Portfolios since 2017. In 1994, he co-founded Horizon and currently serves as President and Director of Research for Horizon Kinetics, the parent company to the Investment Adviser and Horizon.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Valuation of Fund Shares
Shares of each Fund’s Institutional Class are sold at NAV per share, which is determined by each Fund as of the close of regular trading (generally 4:00 p.m. Eastern Time) on each day that the New York Stock Exchange (the “Exchange”) is open for unrestricted business. Purchase and redemption requests are priced at the next NAV per share calculated after receipt and acceptance of a completed purchase or redemption request. The NAV for each Class of shares of each Fund is determined by dividing the value of the Fund’s securities, cash and other assets attributable to that Class, minus all expenses and liabilities attributable to that Class, by the number of shares outstanding of that Class. The NAV for a Class of shares of a Fund takes into account the expenses and fees of that Class, including management, administration, distribution and shareholder servicing fees, which are accrued daily. The NAV of each Portfolio is calculated at the same time and generally in the same manner (i.e., assets-liabilities/ # of shares = NAV per share) as those of each corresponding Fund’s Classes.

Each Portfolio’s equity securities are valued each day at the last quoted market sale price on the securities’ principal exchange. If there is no sales price, a security is valued at the last reported bid price. Securities listed on the Nasdaq Stock Market, Inc., however, are valued using the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported bid price. If market quotations are not readily available or if events occur that may significantly affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the Exchange, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees and the Company’s Board of Directors. Situations involving significant events may include those where: a security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time. In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before a Portfolio prices its shares. See “Trading in Foreign Securities.” Each Portfolio may use independent pricing services to assist in calculating the NAV per share of such Portfolio.

Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite price is not available, then a quote is provided by one of the authorized pricing vendors. If neither a composite price or quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange traded options also will be valued at the mean between the last bid and asked quotations. Securities that have no public market and all other assets of a Portfolio are considered at such value as the Investment Adviser may determine in good faith, in accordance with a Portfolio’s valuation procedures as approved by the Trust’s Board of Trustees and the Company’s Board of Directors.

106

A Portfolio’s debt obligations (including convertible securities) that are either investment grade or non-investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments such as repurchase agreements, demand notes, and money market mutual funds are traded at cost and there are no market values available for those instruments from third parties. Those instruments are priced at cost. Debt securities that are not priced by an independent third party pricing agent shall be valued (a) at the last sale price if such last sale occurred within the previous five business days, and (b) if there was no sale price during the previous five business days, at the average of the bids, or the sole bid if there is only one. Debt securities and other securities which, in the judgment of the Investment Adviser, do not properly represent the value of a security will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees and the Company’s Board of Directors.

Fair valuation of securities introduces an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Investment Adviser compares the new market quotation to the fair value price to evaluate the effectiveness of the Portfolios’ fair valuation procedures.

Trading in Foreign Securities
Trading in foreign securities may be completed at times when the Exchange is closed. In computing the NAV per share of each Fund and each corresponding Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the Exchange, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources. In the absence of sales, the last available closing bid will be used. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees and the Company’s Board of Directors. Values of foreign securities are translated from the local currency into U.S. dollars on the basis of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the Exchange. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the Exchange, which events would not be reflected in the computation of a Portfolio’s NAV. If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees and the Company’s Board of Directors, as applicable.

How to Purchase Shares
In General
Institutional Class shares of the Funds are sold to institutions, such as banks, trust companies, thrift institutions, corporations and mutual funds, that are purchasing shares on their own behalf or on behalf of discretionary and non-discretionary accounts for which they may receive account level asset-based, management fees. If you are purchasing Institutional Class shares through a financial institution, you must follow the procedures established by your institution. Your financial institution is responsible for sending your purchase order and wiring payment to the transfer agent, U.S. Bank Global Fund Services (in such capacity, the “Transfer Agent”). Your financial institution holds the shares in your name and receives all confirmations of purchases and sales. Financial institutions placing orders for themselves or on behalf of

107

their customers should call the Funds toll free at 1-800-930-3828, or follow the instructions below under “Investing by Telephone,” “Purchase by Mail” and “Purchase by Wire.”

Institutional Class shares of each Fund are sold at NAV, and will be credited to a shareholder’s account at the NAV per share next computed after an order and payment is received. The minimum initial investment is $1,000,000. There is no minimum on subsequent investments for all account types. The Company reserves the right to vary or waive any minimum investment requirement, including for brokers or agents who invest in the Funds across multiple client accounts if the aggregate investment equals or exceeds $1,000,000. Each Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund’s best interest to do so. A service fee of $25 will be deducted from a shareholder’s Fund account, in addition to any loss sustained by the Fund, for any purchases that do not clear. Your order will not be accepted until a completed New Account Application is received by the Funds or the Transfer Agent. The Institutional Class is currently available to shareholders of the Alternative Income Fund, Paradigm Fund, the Small Cap Fund, the Market Opportunities Fund and the Multi-Disciplinary Income Fund.

UBS Financial Services, Inc. (“UBS-FS”), pursuant to an agreement with the Funds, may make Institutional Class Shares available on certain brokerage platforms at UBS-FS. For such platforms, UBS-FS may charge commissions on brokerage transactions in a Fund’s Institutional Class Shares. A shareholder should contact UBS-FS for information about the commissions charged by UBS-FS for such transactions. The minimum for the Institutional Class Share is waived for transactions through such brokerage platforms at UBS-FS.

Investing by Telephone
If you have accepted the Telephone and Internet Options on the Institutional Class New Account Application (the “Application”) and your account has been open for 7 business days, you may purchase additional shares by telephoning a Fund toll free at 1-800-930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. Your purchase will take place at the NAV per share determined on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern Time. During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).

There is no minimum on telephone purchases. You may not make your initial purchase of a Fund’s shares by telephone.

Automatic Investment Plan
Once an account has been established, you may purchase shares of a Fund through an Automatic Investment Plan (“AIP”). You can have money automatically transferred from your checking, savings or bank money market account on a monthly basis. There is no minimum purchase amount in order to participate in the AIP.

To be eligible for the AIP, your bank must be a domestic institution that is an ACH member. If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account. To begin participating in the AIP, please complete the AIP section on the Application or call the Transfer Agent at 1-800-930-3828 with any questions. The first AIP purchase will take place no earlier than 7 business days after the Transfer Agent has received your request. Any request to change or terminate your AIP should be submitted to the

108

Transfer Agent five days prior to the desired effective date of such change or termination. The Funds may modify or terminate the AIP at any time.

Purchase By Mail
To purchase a Fund’s shares by mail, simply complete and sign the Application and mail it, along with a check made payable to [NAME OF FUND,] c/o Kinetics Mutual Funds, Inc., to:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

All purchases by check must be in U.S. dollars drawn on a bank located within the United States. The Funds will not accept payment in cash or money orders. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Funds are unable to accept post-dated checks or any conditional order or payment.

Purchase By Wire
To open an account by wire, a completed Application is required before your wire can be accepted. You can mail or overnight deliver your Application to the Transfer Agent at the above address. Upon receipt of your completed Application, an account will be established for you. You will need to provide the assigned account number to your bank when instructing it to wire the funds. Your bank must include along with the wire the name of the Fund, the account number and your name so that monies can be correctly applied. To ensure proper application of wired funds, please call 1-800-930-3828 to notify the applicable Fund that the wire is coming. Wired funds must be received prior to 4:00 p.m. Eastern Time to be eligible for same day pricing. The Funds and U.S. Bank N.A. are not responsible for delays resulting from the banking or Federal Reserve wire system. Please use the following wiring instructions:

Wire to:	U.S. Bank N.A.

ª	ABA Number: 075000022

ª	Credit: U.S. Bancorp Fund Services, LLC

ª	Account: 112-952-137

ª	Further Credit: Kinetics Mutual Funds, Inc.
[NAME OF FUND]
(Shareholder Name/Account Registration)
(Shareholder Account Number)

109

Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire. You may also purchase additional shares on-line if you have established an on-line account. To purchase by mail, submit your check with the Invest by Mail form attached to your most recent confirmation statement received from the Transfer Agent. If you do not have the Invest by Mail form, include the Fund name, your name, address, and account number on a separate piece of paper along with your check. To purchase by telephone, call 1-800-930-3828 prior to 4:00 p.m. Eastern Time to place your order. To ensure proper application of wired funds, please call 1-800-930-3828 to notify the Fund that the wire is coming. All purchase requests must include your shareholder account number.

Individual Retirement Accounts
You may invest in any Fund by establishing a tax-sheltered IRA. Each Fund offers Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, and Coverdell Education Savings Accounts. For additional information on IRA options, please call 1-800-930-3828.

Investing Through Brokers or Agents
You may invest in each Fund through brokers or agents who have entered into selling agreements with the Funds’ distributor. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of a Fund.

How to Redeem Shares

In General
Orders to sell or “redeem” Institutional Class shares should be placed with the same financial institution that placed the original purchase order in accordance with the procedures established by that institution. Your financial institution is responsible for sending your order to the Transfer Agent and for crediting your account with the proceeds.

You may redeem part or all of your shares of a Fund on any business day that the Fund calculates its NAV per share. To redeem shares, you must contact the Fund in which you are invested either by mail or by phone to place a redemption order. Redemption requests may also be placed on-line if you have established an on-line account. You should request your redemption prior to market close to obtain that day’s closing NAV. Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

Each Fund will generally send redemption proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in “good order” (see below). Please note, however, that when a purchase order has been made by check or electronic funds transfer through the ACH network, a Fund will not be able to send your redemption proceeds until the purchase amount has cleared. This may take up to 12 calendar days. This delay can be avoided by purchasing shares by wire. Since each Fund invests all of its investable assets in a corresponding Portfolio, a Fund will normally need to redeem a portion of its investment in its corresponding Portfolio in order to meet redemption requests.

The Portfolios typically expect that a Portfolio will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Portfolio. These redemption methods will be used regularly and may also be used in stressed market conditions. The Portfolios reserve the right to redeem in-kind as described under “Additional Information.” Redemptions in-kind are typically used to meet redemption requests that

110

represent a large percentage of a Portfolio’s net assets in order to minimize the effect of large redemptions on a Portfolio and its remaining shareholders. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions.

Redemption proceeds may be sent to the address of record, wired to a shareholder’s bank account of record, or sent via electronic funds transfer through the ACH network to the shareholder’s bank account of record. Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system. If the redemption proceeds are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings association, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”), but not from a notary public. The Funds will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee, from either a Medallion program member or non-Medallion program member of each owner is required in the following situations:

ª	If you are requesting a change in account ownership;

ª	When redemption proceeds are payable or sent to any person, address or bank account not on record;

ª	Written requests to wire redemption proceeds (if not previously authorized on the account); and

ª	When a redemption request is received by the Transfer Agent and the account address has changed within the last 15 calendar days.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source. In addition to the situations described above, the Fund(s) and/or the Transfer Agent reserve the right at their discretion to require a signature guarantee or signature validation in other circumstances. The Fund(s) reserve the right to waive any signature guarantee requirement at its/their discretion.

Written Redemption
You can execute most redemptions by furnishing an unconditional written request to a Fund in which you are invested to redeem your shares at the current NAV per share. Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202
The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund.

111

Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

Requests for redemption in “good order” must:

ª	indicate the name of the Fund;

ª	be signed exactly as the shares are registered, including the signature of each owner (including a signature guarantee when required);

ª	specify the number of shares or dollar amount to be redeemed; and

ª	indicate your account registration number.

Telephone Redemption
If you are authorized to perform telephone transactions (either through your Application or by subsequent arrangement in writing with a Fund) you may redeem shares in any amount by instructing the Fund in which you are invested by phone at 1-800-930-3828. A signature guarantee or signature validation may be required of all shareholders in order to add or change telephone redemption privileges on an existing account.

Note: Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, each Fund will use reasonable procedures, such as requesting:

ª	your Fund account number;

ª	the name in which your account is registered;

ª	the social security or tax identification number under which the account is registered; and

ª	the address of the account holder, as stated in the Application.

Note: If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. If you are unable to contact the Funds by telephone, you may make your redemption request in writing. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).

Wire Redemption
Wire transfers may be arranged to redeem shares. However, the Transfer Agent charges a $15 fee per wire redemption against your account for this service. There is no minimum on wire redemptions.

112

Systematic Withdrawal Plan
If you own shares with a value of $5,000,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly or annually). Proceeds can be mailed via check to the address of record, or sent via electronic funds transfer through the ACH system to your bank account if your bank is an ACH system member. If the date you select to have the withdrawal made is a weekend or holiday, the redemption will be made on the next business day. Money will be transferred from your Fund account to the account you chose at the interval you select on the Application. If you expect to purchase additional shares of a Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions. There is no minimum on systematic withdrawals. Any request to change or terminate your Systematic Withdrawal Plan should be submitted to the Transfer Agent five days prior to the next scheduled withdrawal.

The Funds’ Right to Redeem an Account
Each Fund reserves the right to redeem the shares of any shareholder, other than a shareholder who is an active participant in the AIP, whose account balance is less than $100,000, other than as a result of a decline in the NAV of a Fund. Each Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

IRA Redemption
If you are an IRA shareholder, you must indicate on your written redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding. Shares held in IRA accounts may be redeemed by telephone at 1-800-930-3828. Investors will be asked whether or not to withhold taxes from any distribution.

Householding
By signing the Application, you acknowledge and consent to the householding (i.e., consolidation of mailings) of regulatory documents such as prospectuses, shareholder reports, proxies, and other similar documents. In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 1-800-930-3828 to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Shareholder Inactivity/Lost Shareholder
It is important that the Fund maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to a Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the investor or rightful owner of the account. If the Fund is unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction. Under certain circumstances, if no activity occurs in an account within a time period specified by state law, your shares in a Fund may be transferred to that state.

Investors with a state of residence in Texas have the ability to designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Texas Comptroller of Public Accounts for further information.

113

Redemption Fees
The Funds are designed for long-term investors willing to accept the risks associated with a long-term investment. In accordance with policies and procedures adopted by the Board of Directors of the Company, frequent purchases and redemptions of Fund shares are not encouraged but are generally permitted by the Funds. Such purchases and redemptions may have an adverse effect on other Fund shareholders, including, without limitation, the possibility of disrupting portfolio management strategies, increasing brokerage and administrative costs, harming Fund performance and possible dilution of the value of Fund shares held by long-term shareholders. The Company may, in its sole discretion, reject purchase orders when, in the judgment of management, such rejection is in the best interest of a Fund and its shareholders. The Funds assess a 2.00% fee on the redemption or exchange of Fund shares held for 30 days or less from the date of purchase. The fee is paid back to the Fund from which the investor redeemed to help offset any potential transaction costs.

The Funds will use the first-in, first-out method to determine the 30 day holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is 30 days or less, the redemption fee will be assessed.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Funds’ systematic programs, as these transactions are typically de minimis. This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Funds in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Funds in an omnibus account. The redemption fee will also not be assessed to accounts of the Investment Adviser or its affiliates used to capitalize the Funds as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Funds. In addition, the Funds are authorized to waive redemption fees for redemptions effected pursuant to asset allocation programs, wrap fee programs, other investment programs offered by financial institutions, and the Company reserves the right to lower or waive any redemption fee. Although frequent purchases and redemptions of Fund shares are generally permitted, the Funds only intend to waive redemption fees for redemptions the Funds reasonably believe do not raise frequent trading or market timing concerns.

The Funds reserve the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law. The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Currently, the Funds are limited in their ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of a redemption, a Fund will not receive the redemption fee. If Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should be assessed the redemption fee. Due to operational differences, a financial intermediary’s methods for tracking and calculating the redemption fee may differ in some respects from that of the Fund. If necessary, the Funds may prohibit additional purchases of Fund shares by a financial intermediary or by certain of the intermediaries’ customers.

Notice of Customer Verification
In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Application as part of the Funds’ Anti-Money Laundering Program. As requested on

114

the Application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-800-930-3828 if you need additional assistance when completing your Application.

If we do not have a reasonable belief as to the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Funds also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Exchange Privilege
If you have accepted the Telephone and Internet Options on the Application, you can exchange your shares in any Fund for shares of the same class of any other Fund offered by the Company, (e.g., Institutional Class shares for Institutional Class shares). If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed. You should carefully read the Prospectus of a Fund before exchanging shares into that Fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another Fund. Therefore, an exchange of Fund shares held for 30 days or less may be subject to a 2.00% redemption fee. See “Redemption Fees” above. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day’s closing NAV. Exchange requests received after the close of the Exchange will be treated as though received on the next business day.

Call 1-800-930-3828 to learn more about the other funds or classes offered by the Company and about exercising your exchange privilege.

Distributions and Taxes
Distributions
Distributions (whether treated for tax purposes as ordinary income, qualified dividend income, section 199A dividends or long-term capital gains) to shareholders of each Fund are generally paid in additional shares of the same Class of the Fund in which shareholders are already invested, with no sales charge, based on the NAV per share of that Class as of the close of business on the record date for such distributions. However, you may elect on the Application to receive distributions as follows:

Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or
Option 2: To receive all income dividends and/or capital gain distributions in cash.
Option 3: To reinvest capital gain distributions in additional Fund shares, while receiving income distribution in cash.
Option 4: To reinvest all income dividends in additional Fund shares, while receiving capital gain distributions in cash.

You may change your dividend and capital gain distribution election in writing or by calling the Transfer Agent in advance of the next distribution.

115

Each Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December. Each Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you selected any distributions to be paid in cash and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the appropriate Fund and your election will be converted to the purchase of additional shares.

Taxes
The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the summary assumes you are a U.S. citizen or resident or otherwise subject to U.S. federal income tax. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Fund Distributions
Each Fund has qualified and intends to continue to qualify for federal tax purposes as a regulated investment company and to distribute substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as otherwise noted below, you will generally be subject to federal income tax on Fund distributions to you regardless whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below. It is anticipated that most of the Alternative Income Fund’s and the Multi-Disciplinary Income Fund’s distributions will be taxable as ordinary income.

Distributions attributable to the net capital gain of a Fund generally are taxable to you as long-term capital gain, regardless of how long you have held your shares. The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 23.8% (which includes a 3.8% Medicare tax).

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gain rates. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or non-qualified foreign corporations. Also, distributions of income attributable to each Cayman Subsidiary will generally not be “qualifying dividends.”

Certain Funds may make distributions to you of section 199A dividends with respect to qualified dividends that it receives with respect to such Fund's investments in REITs. A section 199A dividend is any dividend or part of such dividend that the Fund pays to you and reports as a section 199A dividend in written statements

116

furnished to you. Distributions paid by a Fund that are eligible to be treated as section 199A dividends for a taxable year may not exceed the qualified REIT dividends received by the Fund from a REIT reduced by the Fund's allocable expenses. Section 199A dividends may be taxed to individuals and other non-corporate shareholders at a reduced effective federal income tax rate, provided you have satisfied a holding period requirement for the Fund's shares and satisfied certain other conditions. For the lower rates to apply, you must have owned your Fund shares for at least 46 days during the 91-day period beginning on the date that is 45 days before the Fund's ex-dividend date, but only to the extent that you are not under an obligation (under a short-sale or otherwise) to make related payments with respect to positions in substantially similar or related property.

Distributions from each Fund will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31. You will be notified annually of the tax status of distributions to you.

A portion of distributions attributable to investments in U.S. corporations paid by a Fund to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of such dividends qualifying for this deduction may, however, be reduced as a result of a Fund’s securities lending activities (if any), by a high portfolio turnover rate or by investments in debt securities.

The Funds may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. If more than 50% of the value of the total assets of a Fund consists of stocks and securities (including debt securities) of foreign corporations at the close of a taxable year, a Fund may elect, for federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding and other foreign income taxes, as paid by its shareholders. If a Fund makes this election, the amount of those foreign taxes paid by a Fund will be included in its shareholders’ income pro rata (in addition to taxable distributions actually received by them), and each such shareholder will be entitled either (1) to credit that proportionate amount of taxes against U.S. federal income tax liability as a foreign tax credit, or (2) to take that amount as an itemized deduction. If a Fund is not eligible or chooses not to make this election, the Fund will be entitled to deduct any such foreign taxes in computing the amounts it is required to distribute.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”

Sales and Exchanges
You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares in a Fund, including an exchange of shares pursuant to a Fund’s exchange privilege, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them.

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending

117

30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

For shares acquired on or after January 1, 2012, the Funds (or relevant broker or financial adviser) are required to compute and report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders cost basis information when such shares are sold or exchanged. The Funds have elected to use the average cost method, unless you instruct the Funds to use a different IRS-accepted cost basis method, or choose to specifically identify your shares at the time of each sale or exchange. If your account is held by your broker or other financial adviser, they may select a different cost basis method. In these cases, please contact your broker or other financial adviser to obtain information with respect to the available methods and elections for your account. You should carefully review the cost basis information provided by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal and state income tax returns. Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting requirements apply to them.

IRAs and Other Tax-Qualified Plans
One major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless such shares were acquired with borrowed funds.

Backup Withholding
On the Application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding. If you (i) fail to provide a correct taxpayer identification number in the manner required; (ii) are subject to backup withholding by the IRS for failure to properly include on your return payments of taxable interest or dividends; or (iii) fail to certify that you are not subject to backup withholding when required to do so, or have failed to certify that you are an “exempt recipient,” the IRS may, in certain cases, require each Fund to withhold a percentage of dividends, redemption or exchange proceeds. Each Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number. The current backup withholding rate is 24%.

U.S. Tax Treatment of Foreign Shareholders
Generally, nonresident aliens, foreign corporations and other foreign investors are subject to 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States (provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN or W-8BEN-E, as applicable, to establish entitlement for these treaty benefits). In the case of regulated investment companies such as the Funds, however, certain categories of dividends are exempt from the 30% withholding tax. These generally include dividends attributable to the Funds’ net capital gains (the excess of net long-term capital gains over net short-term capital loss), dividends attributable to the Funds’ interest income from U.S. obligors and dividends attributable to net short-term capital gains of the Funds.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of shares in a Fund, except that a nonresident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains and on capital gain dividends from a Fund.

118

In contrast, if a foreign investor conducts a trade or business in the United States and the investment in a Fund is effectively connected with that trade or business, then the foreign investor’s income from the Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

Each Fund will also generally be required to withhold 30% tax on certain payments to foreign entities that do not provide a Form W-8BEN-E that evidences their compliance with, or exemption from, specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisers regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes
You may also be subject to state and local taxes on distributions, sales, exchanges and redemptions. State income taxes may not apply, however, to any portions of a Fund’s distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state in which you live. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

More tax information relating to the Funds is provided in the SAI.

Distribution of Shares
Distributor
Kinetics Funds Distributor LLC (“KFD”), an affiliate of the Investment Adviser, 470 Park Avenue South, New York, New York 10016, is the distributor for the shares of the Funds. KFD is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. Shares of each Fund are offered on a continuous basis.

Shareholder Servicing Agents
Pursuant to separate shareholder servicing agreements, the Investment Adviser has entered into shareholder servicing agreements under which the Investment Adviser may perform, or arrange for others to perform, certain shareholder functions. For these shareholder services, the Investment Adviser and/or shareholder servicing agents are entitled to receive an annual shareholder servicing fee in the amount of 0.20% of the average daily net assets attributable to the Institutional Class. The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee with respect to the Institutional Class in excess of 0.05% of the average daily net assets attributable to the Institutional Class until at least May 1, 2021. The Investment Adviser and/or its affiliates may pay additional compensation from time to time, out of their assets and not as an additional charge to the Funds, to selected shareholder servicing agents and other persons in connection with providing services to the holders of the Funds’ Institutional Class.

Arrangements with Certain Financial Institutions
The Investment Adviser and/or its affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions (“Financial Institutions”) from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Funds and other funds managed by the Investment Adviser or its affiliates. These payments are made out of the Investment Adviser’s, and/or its affiliates’, own assets and are not an additional charge to the Funds. The payments are in addition to the shareholder servicing fees described in this Prospectus. The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an

119

incentive to favor sales of shares of the Funds over other investment options. You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest.

Fund Administrator
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator to each Fund and each Portfolio.

Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant
U.S. Bank N.A. serves as Custodian for each Fund’s cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. Fund Services acts as each Fund’s Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

Unique Characteristics of the Fund Structure
Unlike other mutual funds that directly acquire and manage their own portfolio securities, each Fund invests all of its investable assets in a Portfolio that is a series of a separately registered investment company. The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.

In addition to selling a beneficial interest to a Fund or Funds, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in such Portfolio on the same terms and conditions and would pay a proportionate share of such Portfolio’s expenses. However, other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Funds should be aware that these differences would result in differences in returns experienced in the different funds that invest in a Portfolio. Such differences in returns are also present in other mutual fund structures.

Smaller funds investing in a Portfolio could be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large feeder fund were to withdraw from a Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk. However, that possibility also exists for traditionally structured funds that have large or institutional investors. Funds with a greater pro rata ownership in a Portfolio could have effective voting control of such Portfolio.

Certain changes in a Portfolio’s objective, policies or restrictions might require the Company to withdraw the corresponding Fund’s interest in such Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Portfolio). A Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund.

The Company’s Board of Directors retains its right to withdraw any Fund’s investment from a Portfolio at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund’s shareholders. The Fund would then resume investing directly in individual securities of other issuers or invest in another Portfolio of the Trust.

The SAI contains more information about each Fund and Portfolio, the Master/Feeder Fund Structure and the types of securities in which each Portfolio may invest.

120

Counsel and Independent Registered Public Accounting Firm
Legal matters in connection with the issuance of shares of common stock of each Fund are passed upon by Faegre Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996.

Tait, Weller & Baker LLP, Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia, PA 19102, is the independent registered public accounting firm for the Funds.

Description of Indexes
The Bloomberg Barclays U.S. 1-3 Year Credit Bond Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar denominated and have a remaining maturity of greater than or equal to one year and less than three years.

The Bloomberg Barclays U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The Index includes multiple types of government and corporate-issued bonds, some of which are asset-backed.

The Bloomberg Barclays U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings. The index excludes emerging markets debt.

The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

S&P 600® SmallCap Index measures the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

The MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of March 31, 2020, the MSCI EAFE® Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and the United States.

The MSCI ACWI (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. As of March 31, 2020, the MSCI ACWI consists of 49 country indices comprising 23 developed and 26 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and the United States. The emerging market country indices included are: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

121

Financial Highlights
The financial highlights tables set forth below are intended to help you understand each Fund’s financial performance for the last five fiscal years (or the period since commencement of operations if the Fund has not been in operation for five years). Most of the information reflects financial results with respect to a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions).

The financial information provided was audited by Tait, Weller & Baker LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report and incorporated by reference into the SAI, both of which are available upon request, or by following the hyperlink to the Annual Report .

The financial highlights tables set forth below are for the Institutional Class shares of the Alternative Income Fund, Paradigm Fund, the Small Cap Fund, the Market Opportunities Fund and the Multi-Disciplinary Income Fund. Because the Institutional Class shares of the Internet Fund, the Global Fund and the Medical Fund had not commenced operations as of December 31, 2018, the financial highlights tables provided below are for the Funds’ No Load Class shares.

The Alternative Income Fund
	Institutional Class
	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$98.73	$98.88	$96.66	$92.84	$90.14
Income from Investment Operations:
Net investment income(2)	1.61	1.13	0.27	0.18	0.19
Net realized and unrealized gain (loss) on investments	1.03	(0.05)	2.16	3.75	2.60
Total from Investment Operations	2.64	1.08	2.43	3.93	2.79
Redemption Fees(3)	0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	(1.78)	(1.23)	(0.21)	(0.11)	(0.09)
Total Distributions	(1.78)	(1.23)	(0.21)	(0.11)	(0.09)
Net Asset Value, End of Year	$99.59	$98.73	$98.88	$96.66	$92.84
Total return	2.69%	1.10%	2.51%	4.22%	3.09%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$11,368	$12,718	$15,008	$18,165	$20,255
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.96%	1.83%	1.70%	1.73%	1.69%
After expense reimbursement	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets:	1.61%	1.14%	0.28%	0.19%	0.21%
Portfolio turnover rate(4)	0%	0%	0%	1%	6%

(1)	Information presented relates to a share of capital stock outstanding for each year.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3)	Amount calculated is less than $0.005.

(4)	Portfolio turnover of The Alternative Income Portfolio.

122

The Internet Fund
	No Load Class
	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017		For the Year Ended December 31, 2016		For the Year Ended December 31, 2015
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$27.19		$52.18	$39.33		$41.68		$56.08
Income from Investment Operations:
Net investment income (loss)(2)	(0.25)		(0.48)	0.36		(0.68)		(0.84)
Net realized and unrealized gain (loss) on investments	7.44		(13.77)	22.13		1.76		(2.21)
Total from Investment Operations	7.19		(14.25)	22.49		1.08		(3.05)
Redemption Fees	0.00	(3)	0.02	0.00	(3)	0.00	(3)	0.00	(3)
Less Distributions:
From net realized gains	(0.49)		(10.76)	(9.64)		(3.43)		(11.35)
Total Distributions	(0.49)		(10.76)	(9.64)		(3.43)		(11.35)
Net Asset Value, End of Year	$33.89		$27.19	$52.18		$39.33		$41.68
Total return	26.45%		(27.32)%	57.43%		2.59%		(5.42)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$115,351		$102,268	$162,120		$109,930		$122,332
Ratio of operating expenses to average net assets:	1.84%		1.84%	1.84%		1.87%		1.82%
Ratio of net investment income (loss) to average net assets:	(0.76)%		(1.05)%	0.79%		(1.68)%		(1.51)%
Portfolio turnover rate(4)	1%		15%	44%		2%		1%

(1)	Information presented relates to a share of capital stock outstanding for each year.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3)	Amount calculated is less than $0.005.

(4)	Portfolio turnover of The Internet Portfolio.

123

The Global Fund
	No Load Class
	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018		For the Year Ended December 31, 2017		For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$5.46		$7.15		$5.23		$4.59	$5.33
Income from Investment Operations:
Net investment income (loss)(2)	(0.00)	(3)	(0.02)		0.10		(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments	1.18		(1.67)		2.47		0.67	(0.72)
Total from Investment Operations	1.18		(1.69)		2.57		0.66	(0.74)
Redemption Fees(3)	0.00		0.00		0.00		0.00	0.00
Less Distributions:
From net investment income	—		—		(0.10)		—	—
From net realized gains	—		(0.00)	(3)	(0.55)		(0.02)	(0.00)	(3)
Total Distributions	—		(0.00)	(3)	(0.65)		(0.02)	(0.00)	(3)
Net Asset Value, End of Year	$6.64		$5.46		$7.15		$5.23	$4.59
Total return	21.61%		(23.58)%		49.20%		14.40%	(13.83)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$8,115		$5,665		$8,577		$5,316	$4,745
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.53%		2.53%		3.07%	(5)	3.04%	2.87%
After expense reimbursement	1.39%		1.39%		1.76%	(5)	1.39%	1.39%
Ratio of net investment income (loss) to average net assets:	0.01%		(0.30)%		1.69%		(0.17)%	(0.29)%
Portfolio turnover rate(4)	5%		28%		169%		11%	16%

(1)	Information presented relates to a share of capital stock outstanding for each year.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3)	Amount calculated is less than $0.005.

(4)	Portfolio turnover of The Global Portfolio.

(5)	The ratio of expenses includes a tax expense. The expense ratio excluding the tax expense was 2.69% before expense reimbursement and 1.39% after expense reimbursement.

124

The Paradigm Fund
	Institutional Class
	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$41.69	$48.62	$37.79	$31.30	$34.08
Income from Investment Operations:
Net investment loss(2)	(0.26)	(0.39)	(0.26)	(0.30)	(0.25)
Net realized and unrealized gain (loss) on investments	13.08	(2.23)	11.09	6.79	(2.53)
Total from Investment Operations	12.82	(2.62)	10.83	6.49	(2.78)
Redemption Fees(3)	0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	(0.11)	—	—	—	—
From net realized gains	(0.53)	(4.31)	—	—	—
Total Distributions	(0.64)	(4.31)	—	—	—
Net Asset Value, End of Year	$53.87	$41.69	$48.62	$37.79	$31.30
Total return	30.75%	(5.37)%	28.66%	20.73%	(8.16)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$202,378	$148,968	$208,692	$270,880	$302,130
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.67%	1.68%	1.69%	1.70%	1.66%
After expense reimbursement	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment loss to average net assets:	(0.51)%	(0.73)%	(0.62)%	(0.91)%	(0.72)%
Portfolio turnover rate(4)	1%	3%	14%	2%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3)	Amount calculated is less than $0.005.

(4)	Portfolio turnover of The Paradigm Portfolio.

125

The Medical Fund
	No Load Class
	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$23.47	$25.33	$26.62	$30.62	$30.67
Income from Investment Operations:
Net investment income(2)	0.33	0.27	0.24	0.19	0.08
Net realized and unrealized gain (loss) on investments	3.43	0.12	2.63	(2.64)	1.96
Total from Investment Operations	3.76	0.39	2.87	(2.45)	2.04
Redemption Fees(3)	0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	(0.35)	(0.29)	(0.26)	(0.22)	(0.12)
From net realized gains	(0.35)	(1.96)	(3.90)	(1.33)	(1.97)
Total Distributions	(0.70)	(2.25)	(4.16)	(1.55)	(2.09)
Net Asset Value, End of Year	$26.53	$23.47	$25.33	$26.62	$30.62
Total return	16.04%	1.67%	10.71%	(8.01)%	6.59%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$15,442	$14,814	$16,060	$17,560	$22,257
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.34%	2.23%	2.15%	2.08%	1.99%
After expense reimbursement	1.39%	1.39%	1.39%	1.39%	1.39%
Ratio of net investment income to average net assets:	1.34%	1.03%	0.86%	0.69%	0.25%
Portfolio turnover rate(4)	6%	0%	0%	0%	12%

(1)	Information presented relates to a share of capital stock outstanding for each year.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3)	Amount calculated is less than $0.005.

(4)	Portfolio turnover of The Medical Portfolio.

126

The Small Cap Opportunities Fund
	Institutional Class
	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$52.30	$52.07	$41.16	$33.03	$37.57
Income from Investment Operations:
Net investment loss(2)	(0.17)	(0.24)	(0.24)	(0.29)	(0.28)
Net realized and unrealized gain (loss) on investments	14.45	0.47	11.15	8.42	(4.26)
Total from Investment Operations	14.28	0.23	10.91	8.13	(4.54)
Redemption Fees(3)	0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—	—	—	—	—
Total Distributions	—	—	—	—	—
Net Asset Value, End of Year	$66.58	$52.30	$52.07	$41.16	$33.03
Total return	27.30%	0.44%	26.51%	24.61%	(12.06)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$66,459	$40,075	$27,514	$50,517	$51,258
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.70%	1.69%	1.73%	1.71%	1.68%
After expense reimbursement	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment loss to average net assets:	(0.28)%	(0.40)%	(0.54)%	(0.83)%	(0.74)%
Portfolio turnover rate(4)	4%	3%	9%	4%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3)	Amount calculated is less than $0.005.

(4)	Portfolio turnover of The Small Cap Opportunities Portfolio.

127

The Market Opportunities Fund
	Institutional Class
	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$22.16		$27.04	$18.46	$15.29	$16.80
Income from Investment Operations:
Net investment income (loss)(2)	0.05		(0.09)	0.22	(0.12)	(0.12)
Net realized and unrealized gain (loss) on investments	5.04		(2.81)	8.55	3.29	(1.39)
Total from Investment Operations	5.09		(2.90)	8.77	3.17	(1.51)
Redemption Fees	0.00	(3)	0.01	0.02	—	—
Less Distributions:
From net investment income	(0.14)		—	(0.21)	—	—
From net realized gains	—		(1.99)	—	—	—
Total Distributions	(0.14)		(1.99)	(0.21)	—	—
Net Asset Value, End of Year	$27.11		$22.16	$27.04	$18.46	$15.29
Total return	22.98%		(10.70)%	47.65%	20.73%	(8.93)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$12,534		$9,471	$10,228	$2,426	$2,355
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.79%		1.81%	1.87%	1.92%	1.85%
After expense reimbursement	1.20%		1.44%	1.44%	1.44%	1.44%
Ratio of net investment income (loss) to average net assets:	0.19%		(0.33)%	1.01%	(0.76)%	(0.71)%
Portfolio turnover rate(4)	4%		8%	35%	5%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3)	Amount calculated is less than $0.005.

(4)	Portfolio turnover of The Market Opportunities Portfolio.

128

The Multi-Disciplinary Income Fund
	Institutional Class
	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016		For the Year Ended December 31, 2015
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$10.48	$11.04	$10.97	$10.34		$10.82
Income from Investment Operations:
Net investment income(2)	0.47	0.46	0.40	0.45		0.39
Net realized and unrealized gain (loss) on investments	0.50	(0.54)	0.13	0.63		(0.59)
Total from Investment Operations	0.97	(0.08)	0.53	1.08		(0.20)
Redemption Fees	—	—	—	0.00	(3)	0.00	(3)
Less Distributions:
From net investment income	(0.47)	(0.48)	(0.46)	(0.45)		(0.27)
From net realized gains	—	—	—	—		(0.01)
Total Distributions	(0.47)	(0.48)	(0.46)	(0.45)		(0.28)
Net Asset Value, End of Year	$10.98	$10.48	$11.04	$10.97		$10.34
Total return	9.38%	(0.80)%	4.93%	10.61%		(1.96)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$20,314	$20,567	$30,399	$78,084		$66,199
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.99%	1.92%	1.86%	1.80%		1.74%
After expense reimbursement	1.29%	1.29%	1.29%	1.29%		1.29%
Ratio of net investment income to average net assets:	4.30%	4.26%	3.57%	4.22%		3.58%
Portfolio turnover rate(4)	0%	2%	16%	9%		10%

(1)	Information presented relates to a share of capital stock outstanding for each year.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3)	Amount calculated is less than $0.005.

(4)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.

129

Kinetics Mutual Funds, Inc.
The Alternative Income Fund	The Medical Fund
The Internet Fund	The Small Cap Opportunities Fund
The Global Fund	The Market Opportunities Fund
The Paradigm Fund	The Multi-Disciplinary Income Fund

Investment Adviser	Horizon Kinetics Asset Management LLC
and Shareholder Servicing Agent	470 Park Avenue South
New York, NY 10016

Legal Counsel	Faegre Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996

Independent Registered Public	Tait, Weller & Baker LLP
Accounting Firm	Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Distributor	Kinetics Funds Distributor LLC
470 Park Avenue South
New York, NY 10016

Transfer Agent, Fund Accountant,	U.S. Bank Global Fund Services
and Administrator	615 East Michigan Street
Milwaukee, WI 53202

Custodian	U.S. Bank N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

You may obtain the following and other information on the Funds free of charge:

Statement of Additional Information (SAI) dated April 29, 2020
The SAI of the Funds provides more details about each Fund’s policies and management. The Funds’ SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for each Fund provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year.

To receive any of these documents or the Funds’ Prospectus, free of charge, to request additional information about the Company or to make shareholder inquiries, please contact us:

By Telephone:        By Internet:
(800) 930-3828    http://www.kineticsfunds.com

By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701

Additionally, the foregoing Fund documents are available on the Funds’ website listed above.

SEC:
Reports and other information about each Fund are available on the EDGAR Database on the SEC’s website at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

1940 Act File No. 811-09303

Advisor Classes

April 29, 2020	Prospectus	www.kineticsfunds.com

The Alternative Income Fund
Advisor Class A (KWIAX)
Advisor Class C (KWICX)
The Internet Fund
Advisor Class A (KINAX)
Advisor Class C (KINCX)
The Global Fund
Advisor Class A (KGLAX)
Advisor Class C (KGLCX)
The Paradigm Fund
Advisor Class A (KNPAX)
Advisor Class C (KNPCX)
The Medical Fund
Advisor Class A (KRXAX)
Advisor Class C (KRXCX)
The Small Cap Opportunities Fund
Advisor Class A (KSOAX)
Advisor Class C (KSOCX)
The Market Opportunities Fund
Advisor Class A (KMKAX)
Advisor Class C (KMKCX)
The Multi-Disciplinary Income Fund
Advisor Class A (KMDAX)
Advisor Class C (KMDCX)

Each a series of Kinetics Mutual Funds, Inc.

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, Kinetics Mutual Funds, Inc. will send a notice, either by mail or e-mail, each time your fund’s updated report is available on our website www.kineticsfunds.com. Investors enrolled in electronic delivery will receive the notice by e-mail, with links to the updated report and do not need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge by calling (800) 930-3828. Your election to receive reports in printed format will apply to all funds held in Kinetics Mutual Funds, Inc.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

SUMMARY SECTION

THE ALTERNATIVE INCOME FUND
Investment Objectives
The primary investment objective of the Alternative Income Fund is to provide current income and gains. The Alternative Income Fund seeks to obtain long-term growth of capital as a secondary objective. The Alternative Income Fund is the sole “feeder fund” to The Alternative Income Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Alternative Income Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Description of Advisor Classes” beginning on page 127 of the Fund’s prospectus, in Appendix A to this Prospectus - Financial Intermediary Sales Charge Variations, and “Purchasing Shares” beginning on page 80 of the Fund’s statement of additional information.

Fee Table(1)
SHAREHOLDER FEES (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None	1.00%
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Advisor Class A	Advisor Class C
Management Fees(1)	0.90%	0.90%
Distribution and Service (Rule 12b-1) Fees(2)	0.50%	1.00%
Other Expenses	0.86%	0.86%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses(3)	2.31%	2.81%
Fee Waiver and/or Expense Reimbursements(4)	-1.06%	-1.06%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements	1.25%	1.75%

(1)
This table and the example below reflect the aggregate expenses of the Alternative Income Fund and the Alternative Income Portfolio. The management fees paid by the Alternative Income Fund reflect the proportionate share of fees allocated to the Alternative Income Fund from the Alternative Income Portfolio.

(2)
The Board of Directors (the “Board”) of Kinetics Mutual Funds, Inc. has approved a Rule 12b-1 Distribution Plan that allows the Fund to pay up to 0.50% and 0.75% of the average daily net asset value (“NAV”) of the Advisor Class A shares and Advisor Class C shares as compensation to the distributor or other qualified recipients, pursuant to the Plan. However, at the present time, the Fund is only assessing 0.25% and 0.75% under the Rule 12b-1 Distribution Plan for Advisor Class A shares and Advisor Class C shares, respectively. In addition, the Board has approved a Shareholder Servicing Plan for

Advisor Class A shares and Advisor Class C shares that provides for an annual shareholder servicing fee equal to 0.25% of the average daily net assets attributable to Advisor Class A shares and Advisor Class C shares.

(3)
Total Annual Fund Operating Expenses do not correlate to the ratio of operating expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus, which reflects the Alternative Income Fund’s operating expenses and does not include acquired fund fees and expenses (“AFFE”).

(4)
Horizon Kinetics Asset Management LLC, the investment adviser to the Alternative Income Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.20% and 1.70%, excluding AFFE, for Advisor Class A shares and Advisor Class C shares, respectively. These waivers and reimbursements are in effect until May 1, 2021, and may not be terminated without the approval of the Board.

Example. This Example is intended to help you compare the cost of investing in the Alternative Income Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Alternative Income Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Alternative Income Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year). Although your actual costs may be higher or lower, based on these assumptions your cost for the Alternative Income Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A (if you redeem your shares at the end of the period)	$695	$1,159	$1,648	$2,991
Advisor Class C (if you redeem your shares at the end of the period)	$281	$771	$1,390	$3,061
Advisor Class C (if you do not redeem your shares at the end of the period)	$178	$771	$1,390	$3,061

Portfolio Turnover. The Alternative Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Alternative Income Portfolio’s, and therefore the Alternative Income Fund’s, performance. During the most recent fiscal year, the Alternative Income Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategy
The Alternative Income Fund is a diversified fund that invests all of its investable assets in the Alternative Income Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Alternative Income Portfolio will hold a portfolio of primarily fixed income securities and, conditions permitting, implement an equity put writing option strategy intended to generate returns from the receipt of option premiums. The Alternative Income Portfolio will thereby only be able to seek to fulfill its primary investment objective of generating current income and gains by collecting premiums on written put options while maintaining a portfolio of primarily fixed income securities that serve as collateral to cover obligations pursuant to the written options. In addition to writing options when appropriate, the Alternative Income Portfolio may also purchase options in certain circumstances. The Alternative Income Portfolio’s secondary objective is to achieve long-term growth of capital.

The Alternative Income Portfolio implements option strategies on market indexes, exchange-traded funds (“ETFs”) or company specific equity securities, receiving up-front cash payments from the purchasers of these options in exchange for providing the purchasers with the right to potentially sell an underlying security to the Alternative Income Portfolio. If the prevailing market value of the underlying equity securities on an expiration date exceeds the exercise price of the put option that the Alternative Income Portfolio has written, it is expected that the option will not be exercised. In such instance, the Alternative Income Portfolio would not be required to purchase any securities and the received premium would be considered income.

At the time of writing (selling) a put option, the aggregated amount of all the notional obligations of the option positions (the sum of all the exercise prices referenced) held by the Alternative Income Portfolio may not exceed 100% of the Alternative Income Portfolio’s total assets. In this way, the Alternative Income Portfolio intends to have available at all times cash or fixed income investments to satisfy any obligations to purchase securities pursuant to options written.

The Investment Adviser selects option investments based on market volatility levels, underlying security valuations and perceived market risks. Further, the Investment Adviser evaluates relative option premiums and implied volatilities in determining preferred option contract terms, such as exercise prices and expiration dates. The Alternative Income Portfolio will typically buy or sell exchange-traded options on market indexes, diversified and non-diversified ETFs, real estate investment trusts (“REITs”), convertible securities and U.S. listed stocks of individual companies. The Alternative Income Portfolio may also invest in foreign securities, including up to 100% in emerging markets, directly or through American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”). To the extent the Alternative Income Portfolio buys or sells options on single stock equity securities, the aggregate notional exposure to a specific underlying company will typically not exceed 5% of the Alternative Income Portfolio’s net assets at the time of investment.

To satisfy collateral requirements related to the use of derivatives and provide full coverage of potential security purchase obligations related to written options, the Alternative Income Portfolio may invest up to 100% of its net assets in fixed income securities including cash or cash equivalents, fixed income closed-end funds (“CEFs”) and ETFs. There are no limitations as to the maturities or credit ratings of the fixed income securities in which the Alternative Income Portfolio may invest, however, fixed income securities held by the Alternative Income Portfolio are generally issued by the U.S. government or investment grade, large capitalization U.S. companies.

In managing the Alternative Income Portfolio’s fixed income holdings, the Investment Adviser focuses on achieving a reasonable risk-adjusted return with an emphasis on capital preservation, while seeking long term growth of capital. The Investment Adviser selects fixed income securities based on market liquidity, duration risk, credit risk, and yield to maturity.

In connection with the Alternative Income Portfolio’s positions in derivatives, the Alternative Income Portfolio segregates liquid assets or will otherwise cover its position in accordance with applicable U.S. Securities and Exchange Commission (“SEC”) requirements. Additionally, the Alternative Income Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

The Alternative Income Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Alternative Income Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Alternative Income Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Alternative Income Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Alternative Income Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Alternative Income Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Alternative Income Fund, and indirectly the Alternative Income Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Alternative Income Fund, Alternative Income Portfolio and your investment. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a principal risk of investing in the Alternative Income Fund, and indirectly the Alternative Income Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

ª	Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.

ª
Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Alternative Income Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

ª
Derivatives Risks: The Alternative Income Portfolio’s investments in options and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Alternative Income Portfolio. If a secondary market does not exist for an option purchased or written by the Alternative Income Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by the Alternative Income Portfolio would have to be exercised in order for the Alternative Income Portfolio to realize any profit and (2) the Alternative Income Portfolio may not be able to sell portfolio securities covering an option written by it until the option expires or it delivers the underlying security, upon exercise. To the extent the Alternative Income Portfolio segregates assets to cover derivative positions, the Alternative Income Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Alternative Income Portfolio properly in a manner consistent with its stated investment objective.

ª
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

ª
Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Conversely, actively-managed ETFs seek an investment objective by investing in a basket of securities based on the investment strategy and discretion of the ETF’s adviser. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales.  To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Alternative Income Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

ª
Foreign Securities Risks: The Alternative Income Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

ª
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Alternative Income Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant. The risks associated with changing interest rates may have unpredictable effects on the markets and the Alternative Income Portfolio's investments.

ª
Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Alternative Income Portfolio. These leveraged instruments may result in losses to the Alternative Income Portfolio or may adversely affect the Alternative Income Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Alternative Income Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

ª
Liquidity Risks: The Alternative Income Portfolio’s investments in options and, to the extent it invests in certain non-investment grade fixed income securities, including CEFs or ETFs, makes the Alternative Income Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions. Natural disasters, public health emergencies (including epidemics and pandemics), terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects.

ª
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By writing put options on equity securities, the Alternative Income Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the exercise prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Alternative Income Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

ª
REITs Risks: REITs may be affected by economic forces and other factors related to the real estate industry. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable law, or (ii) maintain their exemptions from registration under the 1940 Act.

ª
Sector Concentration Risk: Although the Alternative Income Portfolio will not concentrate its investments in any industries, the Alternative Income Portfolio may, at certain times, have concentrations in one or more sectors which may cause the Portfolio to be more sensitive to economic changes or events occurring in those sectors. As of December 31, 2019, the Portfolio had 35.5% invested in the Finance and Insurance sector.

ª
Security Selection Risks: The Alternative Income Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Alternative Income Portfolio’s, and therefore the Alternative Income Fund’s, investment objective.

Who may want to invest?
The Alternative Income Fund may be appropriate for investors who:

ª	wish to diversify their portfolios;

ª	wish to generate income and capital; and

ª	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Alternative Income Fund’s returns. The bar chart indicates the risks of investing in the Alternative Income Fund by showing the changes in the Alternative Income Fund’s performance from year to year (on a calendar year basis). The table shows how the Alternative Income Fund’s average annual returns, before and after taxes (after taking into account any sales charges) compared with those of the Bloomberg Barclays U.S. 1-3 Year Credit Bond Index and the Bloomberg Barclays U.S. Aggregate Bond Index, which represent broad measures of market performance. The past performance of the Alternative Income Fund, before and after taxes, is not necessarily an indication of how the Alternative Income Fund or the Alternative Income Portfolio will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Alternative Income Fund’s performance would be reduced. The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year. The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Important note about performance reflecting the Fund’s prior investment strategy. The performance shown for periods prior to January 1, 2013 reflects a previous investment objective and strategy. The Fund sought long-term growth of capital as its primary investment objective with a secondary objective to obtain current income while investing at least 80% of its assets in securities of companies engaged in water infrastructure and natural resources with a specific water theme and related activities. Effective January 1, 2013, the Fund’s performance reflects the significantly different investment objective of seeking to generate income and capital gains with long-term growth of capital as its secondary investment objective while investing in primarily fixed income securities while utilizing an options strategy.

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:	2011	Q4	7.98%
Worst Quarter:	2011	Q3	-14.15%

The after-tax returns for the Alternative Income Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns as of 12/31/2019

	1 Year	5 Years	10 Years	Since Inception (June 29, 2007)
The Alternative Income Fund (KWIAX) Advisor Class A
Return Before Taxes	-3.65%	1.05%	1.03%	-0.11%
Return After Taxes on Distributions	-4.19%	0.88%	0.80%	-0.31%
Return After Taxes on Distributions and Sale of Fund Shares(1)	-2.17%	0.73%	0.71%	-0.15%
The Alternative Income Fund (KWICX) Advisor Class C
Return Before Taxes	0.71%	1.75%	1.15%	-0.13%
Bloomberg Barclays U.S. 1-3 Year Credit Bond Index (reflects no deductions for fees, expenses or taxes)	5.01%	2.24%	2.33%	3.08%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	8.72%	3.05%	3.75%	4.36%

(1)
In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Return After Taxes on Distributions or Return Before Taxes due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period.

Management
Investment Adviser. Horizon Kinetics Asset Management LLC is the Alternative Income Portfolio’s investment adviser.

Portfolio Managers. The Alternative Income Portfolio is managed by an investment team with Mr. Stahl and Mr. Houk as the Co-Portfolio Managers. Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Investment Team Member	9
Murray Stahl	Co-Portfolio Manager	9
James Davolos	Investment Team Member	8
Matthew Houk	Co-Portfolio Manager	4
Steven Tuen	Investment Team Member	4
Steven Bregman	Investment Team Member	4

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Alternative Income Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. The minimum initial investment for both regular accounts and IRAs is $2,500 ($2,000 for Coverdell Education Savings Accounts). There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you at ordinary income or capital gain tax rates, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

THE INTERNET FUND

Investment Objectives
The investment objective of the Internet Fund is long-term growth of capital. The Internet Fund seeks to obtain current income as a secondary objective. The Internet Fund is the sole “feeder fund” to The Internet Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Internet Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Description of Advisor Classes” beginning on page 127 of the Fund’s prospectus, in Appendix A to this Prospectus - Financial Intermediary Sales Charge Variations, and “Purchasing Shares” beginning on page 80 of the Fund’s statement of additional information.

Fee Table(1)
SHAREHOLDER FEES (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None	1.00%
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Advisor Class A	Advisor Class C
Management Fees(1)	1.25%	1.25%
Distribution and Service (Rule 12b-1) Fees(2)	0.50%	1.00%
Other Expenses	0.34%	0.34%
Acquired Fund Fees and Expenses	0.25%	0.25%
Total Annual Fund Operating Expenses	2.34%	2.84%

(1)
This table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio. The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio.

(2)
Total Annual Fund Operating Expenses do not correlate to the ratio of operating expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus, which reflects the Internet Fund’s operating expenses and does not include acquired fund fees and expenses (“AFFE”).

(3)
The Board of Directors (the “Board”) of Kinetics Mutual Funds, Inc. has approved a Rule 12b-1 Distribution Plan that allows the Fund to pay up to 0.50% and 0.75% of the average daily net asset value (“NAV”) of the Advisor Class A shares and Advisor Class C shares as compensation to the distributor or other qualified recipients, pursuant to the Plan. However, at the present time, the Fund is only assessing 0.25% and 0.75% under the Rule 12b-1 Distribution Plan for Advisor Class A shares and Advisor Class C shares, respectively. In addition, the Board has approved a Shareholder Servicing Plan for Advisor Class A shares and Advisor Class C shares that provides for an annual shareholder servicing fee equal to 0.25% of the average daily net assets attributable to Advisor Class A shares and Advisor Class C shares. At the present time, the Fund is assessing, 0.25% and 0.75% of the distribution fees for Advisor Class A shares and Advisor Class C shares, respectively, and is assessing 0.25% of the shareholder servicing fees for Advisor Class A shares and Advisor Class C shares.

Example. This Example is intended to help you compare the cost of investing in the Internet Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Internet Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Internet Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs for the Internet Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A (if you redeem your shares at the end of the period)	$798	$1,263	$1,753	$3,097
Advisor Class C (if you redeem your shares at the end of the period)	$389	$880	$1,499	$3,166
Advisor Class C (if you do not redeem your shares at the end of the period)	$287	$880	$1,499	$3,166

Portfolio Turnover. The Internet Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Internet Portfolio’s, and therefore the Internet Fund’s, performance. During the most recent fiscal year, the Internet Portfolio’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategy
The Internet Fund is a non-diversified fund that invests all of its investable assets in the Internet Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)), of U.S. and foreign companies engaged in the Internet and Internet‑related activities and whose businesses are vastly improved through the distribution of content and reduction of costs with the use of the Internet, such as content providers, computer hardware and software, venture capital, Internet service providers, Internet portals, wireless/broadband access, e-commerce, financial service companies, auction houses, and telecommunications. The Internet Portfolio may also invest in exchange-traded funds (“ETFs”) and purchase and write options for hedging purposes and/or direct investment.

The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the Investment Adviser looks at the amount of capital a company currently expends on research and development. The Internet Portfolio may invest in companies of any size, including small and medium-sized companies. Additionally, the Internet Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

The Internet Portfolio may invest indirectly in bitcoins exclusively through a Delaware statutory trust (“Grayscale Bitcoin Trust”) that offers exposure to bitcoin. Grayscale Bitcoin Trust offers shares on an ongoing basis through private placements pursuant to the exemption from registration provided by Rule 506(c) under Regulation D of the Securities Act of 1933, as amended. Bitcoins are a digital commodity that are not issued by a government, bank or central organization. Bitcoins exist on an online, peer-to-peer computer network (the “Bitcoin Network”) that hosts a public transaction ledger where bitcoin transfers are recorded (the “Blockchain”). Bitcoins have no physical existence beyond the record of transactions on the Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoins.

The Internet Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to a wholly-owned and controlled subsidiary organized under the laws of the Cayman Islands (the “Cayman Subsidiary”). The Internet Portfolio realized capital gain on the transfer to the extent the value of the transferred Grayscale Bitcoin Trust interest at the time of transfer exceeded its tax basis in the hands of the Internet Portfolio.

The Internet Portfolio is also the sole shareholder of a wholly owned subsidiary organized under Delaware law (the “Delaware Subsidiary”). The Internet Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to the Delaware Subsidiary. Any net gains that the Delaware Subsidiary recognizes on future sales of the contributed Grayscale Bitcoin Trust shares will be subject to federal and state corporate income tax, but the dividends that the Delaware Subsidiary pays to the Internet Portfolio (i.e., those gains, net of the tax paid and any other expenses of the Delaware Subsidiary, such as its management and advisory fees) will be eligible to be treated as “qualified dividend income” under the Internal Revenue Code. The Delaware Subsidiary and the Cayman Subsidiary are each referred to herein as a “Subsidiary” and collectively as “Subsidiaries.” Additional information regarding the tax treatment of the Fund is provided in the “Taxes” section of the SAI.

In the future, the Internet Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Internet Fund under the Internal Revenue Code. The Internet Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through a Subsidiary, would be more than 15% of its assets at the time of the investment.

Each Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Internet Portfolio will invest in its Subsidiaries within the limitations of the federal tax laws, rules and regulations that apply to “regulated investment companies” (“RICs”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code (“Subchapter M”). However, the Internet Portfolio and each Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of each Subsidiary. Each Subsidiary also complies with Section 17 of the Investment Company Act of 1940 (the “1940 Act”) relating to affiliated transactions and custody. Unlike the Internet Fund, each Subsidiary does not, and will not, seek to qualify as a RIC. The Internet Portfolio is the sole shareholder of each Subsidiary and does not expect shares of the Subsidiaries to be offered or sold to other investors.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Internet Portfolio.

The Internet Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Internet Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Internet Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Internet Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Internet Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Internet Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Internet Fund, and indirectly the Internet Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Internet Fund, Internet Portfolio and your investment. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a principal risk of investing in the Internet Fund, and indirectly the Internet Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

ª
Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Junk bonds are considered to be speculative in nature.

ª
Bitcoin Risks: The value of the Internet Portfolio’s investment in the Grayscale Bitcoin Trust directly and indirectly through its Subsidiaries is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Grayscale Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect the Internet Portfolio’s investment in the Grayscale Bitcoin Trust. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of the Internet Portfolio’s investment in the Grayscale Bitcoin Trust. Shares of the Grayscale Bitcoin Trust may trade at a premium or discount to the net asset value of the Grayscale Bitcoin Trust.

ª	Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.

ª
Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales.  To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Internet Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

ª
Foreign Securities Risks: The Internet Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

ª
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Internet Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant. The risks associated with changing interest rates may have unpredictable effects on the markets and the Internet Portfolio's investments.

ª
Internet Industry Concentration Risks: Investing a substantial portion of the Internet Portfolio’s assets in the Internet industry carries the risk that Internet-related securities will decline in price due to Internet developments. Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

ª
Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Internet Portfolio. These leveraged instruments may result in losses to the Internet Portfolio or may adversely affect the Internet Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Internet Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

ª
Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price. The Portfolio’s significant investment in a single position, makes the Portfolio especially susceptible to the risk that during certain periods the liquidity of the single position will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

ª
Management Risks: There is no guarantee that the Internet Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Internet Fund, nor can it assure you that the market value of your investment will not decline.

ª
Non-Diversification Risks: As a non-diversified investment company, the Internet Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Internet Portfolio’s shares, and therefore the Internet Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

ª
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Internet Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Internet Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

ª	Participatory Notes Risks: The return on a participatory note (“P-note”) is linked to the performance of the issuers of the underlying securities. In addition, P-notes are subject to liquidity risk.

ª
Regulatory Risk: Bitcoin is generally not subject to the same degree of regulation as are registered U.S. securities. The reporting, accounting and auditing standards for Bitcoin may differ from the standards for registered U.S. securities. Furthermore, countries, including the U.S., may in the future curtail or outlaw the acquisition, use or redemption of bitcoins.

ª
Sector Concentration Risk: Although the Internet Portfolio will not concentrate its investments in any industries, the Internet Portfolio may, at certain times, have concentrations in one or more sectors which may cause the Portfolio to be more sensitive to economic changes or events occurring in those sectors. As of December 31, 2019, the Portfolio had 22.6% invested in the Finance and Insurance sector.

ª
Single Stock Concentration Risk: The Internet Portfolio may hold a large concentration of its net assets in a single security or issuer. Holding a large concentration in a single security or issuer may expose the portfolio to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Portfolio’s performance.

ª
Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Portfolio’s assets.

ª
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Internet Portfolio is likely to decline in value and you could lose money on your investment. Natural disasters, public health emergencies (including epidemics and pandemics), terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects.

ª
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio’s, and therefore the Internet Fund’s, investment objective.

ª
Subsidiary Risks: By investing in its Subsidiaries, the Internet Portfolio is indirectly exposed to the risks associated with each Subsidiary’s investments. Those investments held by the Subsidiaries are generally similar to the investments that are permitted to be held by the Internet Portfolio and are subject to the same risks that would apply to similar investments if held directly by the Internet Portfolio. Each

Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States, Delaware and/or the Cayman Islands could result in the inability of the Internet Portfolio and/or its Subsidiaries to continue to operate and could adversely affect the Internet Fund’s performance.

ª
Tax Risks: In order to qualify as a RIC, the Internet Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investments in securities and certain other categories of investment income. It appears to be the position of the Internal Revenue Service (“IRS”) that gain realized on bitcoin investments such as investments in the Grayscale Bitcoin Trust will not be qualifying income. The Internet Portfolio’s investment in each Subsidiary is expected to provide the Internet Fund with exposure to such bitcoin investments within the limitations of the Internal Revenue Code for qualification as a RIC because, under applicable tax rules, the income earned by each Subsidiary will flow out as qualifying income for the RIC even though the income would not be qualifying income if earned directly by the RIC or indirectly by an entity classified as a partnership for federal income tax purposes, such as the Internet Portfolio, in which the RIC invests. There is a risk, however, that the IRS might assert that the income derived from the Internet Portfolio’s investment in a Subsidiary will not be considered qualifying income. If the Internet Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Internet Fund would be subject to diminished returns. Changes in the laws of the United States, Delaware and/or the Cayman Islands could result in the inability of the Internet Portfolio and/or its Subsidiaries to operate as described in this Prospectus and could adversely affect the Internet Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman Subsidiary. If Cayman Islands law changes such that the Cayman Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

ª
Valuation Risk: The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities or other investments, such as Bitcoin, that trade in thin or volatile markets or that are valued using a fair value methodology. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. The Portfolio’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. Shares of Grayscale Bitcoin Trust are intended to reflect the price of bitcoin assets, less fees and expenses, and the shares currently trade at a substantial premium to the net asset value of such assets. As such, the price of Grayscale Bitcoin Trust may go down even if the price of the underlying asset, bitcoin, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

Who may want to invest?
The Internet Fund may be appropriate for investors who:

ª	wish to invest for the long-term;

ª	want to diversify their portfolios;

ª	want to allocate some portion of their long-term investments to value equity investing;

ª	are willing to accept the volatility associated with equity and Bitcoin investing; and

ª	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Internet Fund’s returns. The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund’s performance from year to year (on a calendar year basis). The table shows how the Internet Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the NASDAQ Composite® Index, which represent broad measures of market performance. The past performance of the Internet Fund, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet Portfolio will perform in the future. The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year. The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the Internet Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:	2017	Q4	27.31%
Worst Quarter:	2011	Q3	-18.49%

The after-tax returns for the Internet Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns as of 12/31/2019

	1 Year	5 Years	10 Years	Since Inception(1)
The Internet Fund (KINAX) Advisor Class A
Return Before Taxes	18.81%	5.50%	10.54%	7.14%
Return After Taxes on Distributions	18.37%	1.50%	8.08%	5.81%
Return After Taxes on Distributions and Sale of Fund Shares(2)	11.45%	3.72%	8.35%	5.81%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%	7.41%
NASDAQ Composite® Index (reflects no deduction for fees, expenses or taxes)	35.23%	13.63%	14.74%	8.27%
The Internet Fund (KINCX) Advisor Class C
Return Before Taxes	24.45%	6.22%	10.64%	8.59%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	31.49%	11.70%	13.56%	8.66%
NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)	35.23%	13.63%	14.74%	10.45%

(1)
The Internet Fund’s Advisor Class A shares commenced operations on April 26, 2001 and Advisor Class C shares commenced operations on February 16, 2007. The returns for the two indices in this column have been calculated since the inception date of the Internet Fund’s Advisor Class A shares and Advisor Class C shares, as applicable.

(2)
In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Return After Taxes on Distributions or Return Before Taxes due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period.

Management
Investment Adviser. Horizon Kinetics Asset Management LLC is the Internet Portfolio’s investment adviser.

Portfolio Managers. The Internet Portfolio is managed by an investment team with Mr. Doyle, Mr. Stahl and Mr. Davolos as the Co-Portfolio Managers. Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Co-Portfolio Manager	21
Murray Stahl	Co-Portfolio Manager	21
James Davolos	Co-Portfolio Manager	14
Steven Tuen	Investment Team Member	21
Steven Bregman	Investment Team Member	4

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Internet Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. The minimum initial investment for both regular accounts and IRAs is $2,500 ($2,000 for Coverdell Education Savings Accounts). There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you at ordinary income or capital gain tax rates, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

THE GLOBAL FUND
Investment Objective
The investment objective of the Global Fund is long-term growth of capital. The Global Fund is the sole “feeder fund” to The Global Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Global Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Description of Advisor Classes” beginning on page 127 of the Fund’s prospectus, in Appendix A to this Prospectus - Financial Intermediary Sales Charge Variations, and “Purchasing Shares” beginning on page 80 of the Fund’s statement of additional information.

Fee Table(1)
SHAREHOLDER FEES (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None	1.00%
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Advisor Class A	Advisor Class C
Management Fees(1)	1.25%	1.25%
Distribution and Service (Rule 12b-1) Fees(3)	0.50%	1.00%
Other Expenses	1.03%	1.03%
Acquired Fund Fees and Expenses(2)	0.20%	0.20%
Total Annual Fund Operating Expenses	2.98%	3.48%
Fee Waiver and/or Expense Reimbursements(4)	-1.14%	-1.14%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements	1.84%	2.34%

(1)
This table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio. The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the Global Portfolio.

(2)
Total Annual Fund Operating Expenses do not correlate to the ratio of operating expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus, which reflects the Global Fund’s operating expenses and does not include acquired fund fees and expenses (“AFFE”).

(3)
The Board of Directors (the “Board”) of Kinetics Mutual Funds, Inc. has approved a Rule 12b-1 Distribution Plan that allows the Fund to pay up to 0.50% and 0.75% of the average daily net asset value (“NAV”) of the Advisor Class A shares and Advisor Class C shares as compensation to the distributor or other qualified recipients, pursuant to the Plan. However, at the present time, the Fund is only assessing 0.25% and 0.75% under the Rule 12b-1 Distribution Plan for Advisor Class A shares and Advisor Class C shares, respectively. In addition, the Board has approved a Shareholder Servicing Plan for Advisor Class A shares and Advisor Class C shares that provides for an annual shareholder servicing fee equal to 0.25% of the average daily net assets attributable to Advisor Class A shares and Advisor Class C shares.

(4)
Horizon Kinetics Asset Management LLC, the investment adviser to the Global Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 1.64% and 2.14%, excluding AFFE, for the Advisor Class A shares and Advisor Class C shares, respectively. These waivers and reimbursements are in effect until May 1, 2021, and may not be terminated without the approval of the Board.

Example. This Example is intended to help you compare the cost of investing in the Advisor Class A and Advisor Class C shares of the Global Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Global Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Global Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year). Although your actual costs may be higher or lower, based on these assumptions your cost for the Global Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A (if you redeem your shares at the end of the period)	$751	$1,342	$1,958	$3,608
Advisor Class C (if you redeem your shares at the end of the period)	$340	$963	$1,710	$3,681
Advisor Class C (if you do not redeem your shares at the end of the period)	$237	$963	$1,710	$3,681

Portfolio Turnover. The Global Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Global Portfolio’s, and therefore the Global Fund’s, performance. During the most recent fiscal year, the Global Portfolio’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategy
The Global Fund is a diversified fund that invests all of its investable assets in the Global Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Global Portfolio invests at least 65% of its net assets plus any borrowings for investment purposes in common stocks, exchange traded funds (“ETFs”), convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of foreign and U.S. companies listed on publicly traded exchanges. At least 40%, of the Global Portfolio’s net assets, will be invested in companies located outside the U.S. The Global Portfolio will at all times have exposure to at least three (3) countries, which may include the U.S. The Global Portfolio may also purchase and write options for hedging purposes and/or direct investment and invest in participatory notes (commonly known as “P-notes”) to take positions in certain foreign securities.

The Global Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality. The Global Portfolio may invest up to 100% of its assets in companies located in emerging markets.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities or achieve a greater competitive advantage in cost/profitability and brand image leveraging. This evaluation by the Investment Adviser includes consideration of a company’s potential to maintain and grow long lived assets, while generating high returns on capital with operating predictability and transparency. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Global Portfolio may invest in companies of any size, including small and medium-sized companies. Additionally, the Global Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

The Global Portfolio may invest indirectly in bitcoins exclusively through a Delaware statutory trust (“Grayscale Bitcoin Trust”) that offers exposure to bitcoin. Grayscale Bitcoin Trust offers shares on an ongoing basis through private placements pursuant to the exemption from registration provided by Rule 506(c) under Regulation D of the Securities Act of 1933, as amended. Bitcoins are a digital commodity that are not issued by a government, bank or central organization. Bitcoins exist on an online, peer-to-peer computer network (the “Bitcoin Network”) that hosts a public transaction ledger where bitcoin transfers are recorded (the “Blockchain”). Bitcoins have no physical existence beyond the record of transactions on the Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoins.

The Global Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to a wholly-owned and controlled subsidiary organized under the laws of the Cayman Islands (the “Cayman Subsidiary”). The Global Portfolio realized capital gain on the transfer to the extent the value of the transferred Grayscale Bitcoin Trust interest at the time of transfer exceeded its tax basis in the hands of the Global Portfolio.

The Global Portfolio is also the sole shareholder of a wholly owned subsidiary organized under Delaware law (the “Delaware Subsidiary”). The Global Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to the Delaware Subsidiary. Any net gains that the Delaware Subsidiary recognizes on future sales of the contributed Grayscale Bitcoin Trust shares will be subject to federal and state corporate income tax, but the dividends that the Delaware Subsidiary pays to the Global Portfolio (i.e., those gains, net of the tax paid and any other expenses of the Delaware Subsidiary, such as its management and advisory fees) will be eligible to be treated as “qualified dividend income” under the Internal Revenue Code. The Delaware Subsidiary and the Cayman Subsidiary are each referred to herein as a “Subsidiary” and collectively as “Subsidiaries.” Additional information regarding the tax treatment of the Fund is provided in the “Taxes” section of the SAI.

In the future, the Global Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Global Fund under the Internal Revenue Code. The Global Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through a Subsidiary, would be more than 15% of its assets at the time of the investment.

Each Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Global Portfolio will invest in its Subsidiaries within the limitations of the federal tax laws, rules and regulations that apply to “regulated investment companies” (“RICs”) under Subchapter M, of Subtitle A, Chapter 1, of the Internal Revenue Code (“Subchapter M”). However, the Global Portfolio and each Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of each Subsidiary. Each Subsidiary also complies with Section 17 of the Investment Company Act of 1940 (the “1940 Act”) relating to affiliated transactions and custody. Unlike the Global Fund, each Subsidiary does not, and will not, seek to qualify as a RIC. The Global Portfolio is the sole shareholder of each Subsidiary and does not expect shares of the Subsidiaries to be offered or sold to other investors.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Global Portfolio.

The Global Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Global Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Global Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Global Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Global Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Global Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Principal Investment Risks
The Global Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money. The principal risks of investing in the Global Fund, and indirectly the Global Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Global Fund, Global Portfolio and your investment. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a principal risk of investing in the Global Fund, and indirectly the Global Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

ª
Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Junk bonds are considered to be speculative in nature.

ª
Bitcoin Risks: The value of the Global Portfolio’s investment in the Grayscale Bitcoin Trust directly and indirectly through its Subsidiaries is subject to fluctuations in the value of bitcoins.  The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Grayscale Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect the Global Portfolio’s investment in the Grayscale Bitcoin Trust. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of the Global

Portfolio’s investment in the Grayscale Bitcoin Trust. Shares of the Grayscale Bitcoin Trust may trade at a premium or discount to the net asset value of the Grayscale Bitcoin Trust.

ª	Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.

ª
Counterparty Risks: Transactions involving a counterparty are subject to the credit risk of the counterparty. A Portfolio that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Portfolio could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.

ª
Derivatives Risks: The Global Portfolio’s investments in P-notes and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Global Portfolio.

ª
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

ª
Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales.  To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Global Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

ª
Foreign Securities Risks: The Global Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

ª
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Global Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant. The risks associated with changing interest rates may have unpredictable effects on the markets and the Global Portfolio's investments.

ª
Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Global Portfolio. These leveraged instruments may result in losses to the Global Portfolio or may adversely affect the Global Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Global Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

ª
Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price. The Portfolio’s significant investment in a single position, makes the Portfolio especially susceptible to the risk that during certain periods the liquidity of the single position will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

ª
Management Risks: There is no guarantee that the Global Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Global Fund, nor can it assure you that the market value of your investment will not decline.

ª
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Global Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Global Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

ª	Participatory Notes Risks: The return on a participatory note (“P-note”) is linked to the performance of the issuers of the underlying securities. In addition, P-notes are subject to liquidity risk.

ª
Regulatory Risk: Bitcoin is generally not subject to the same degree of regulation as are registered U.S. securities. The reporting, accounting and auditing standards for Bitcoin may differ from the standards for registered U.S. securities. Furthermore, countries, including the U.S., may in the future curtail or outlaw the acquisition, use or redemption of bitcoins.

ª
Single Stock Concentration Risk: The Global Portfolio may hold a large concentration of its net assets in a single security or issuer. Holding a large concentration in a single security or issuer may expose the portfolio to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Portfolio’s performance.

ª
Small and Medium-Size Company Risks: The Global Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Global Portfolio’s assets.

ª
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Global Portfolio, and therefore the Global Fund, is likely to decline in value and you could lose money on your investment. Natural disasters, public health emergencies (including epidemics and pandemics), terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects.

ª
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Global Portfolio’s, and therefore the Global Fund’s, investment objective.

ª
Subsidiary Risks: By investing in its Subsidiaries, the Global Portfolio is indirectly exposed to the risks associated with each Subsidiary’s investments. Those investments held by the Subsidiaries are generally similar to the investments that are permitted to be held by the Global Portfolio and are subject to the same risks that would apply to similar investments if held directly by the Global Portfolio. Each Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States, Delaware and/or the Cayman Islands could result in the inability of the Global Portfolio and/or its Subsidiaries to continue to operate and could adversely affect the Global Fund’s performance.

ª
Tax Risks: In order to qualify as a RIC, the Global Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investments in securities and certain other categories of investment income. It appears to be the position of the Internal Revenue Service (“IRS”) that gain realized on bitcoin investments such as investments in the Grayscale Bitcoin Trust will not be qualifying income. The Global Portfolio’s investment in each Subsidiary is expected to provide the Global Fund with exposure to such bitcoin investments within the limitations of the Internal Revenue Code for qualification as a RIC because, under applicable tax rules, the income earned by each Subsidiary will flow out as qualifying income for the RIC even though the income would not be qualifying income if earned directly by the RIC or directly by an entity classified as a partnership for federal income tax purposes, such as the Global Portfolio, in which the RIC invests. There is a risk, however, that the IRS might assert that the income derived from the Global Portfolio’s investment in a Subsidiary will not be considered qualifying income. If the Global Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Global Fund would be subject to diminished returns. Changes in the laws of the United States, Delaware and/or the Cayman Islands could result in the inability of the Global Portfolio and/or its Subsidiaries to operate as described in this Prospectus and could adversely affect the Global Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman Subsidiary. If Cayman Islands law changes such that the Cayman Subsidiary must pay Cayman Islands taxes, Global Fund shareholders would likely suffer decreased investment returns.

ª
Valuation Risk: The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities or other investments, such as Bitcoin, that trade in thin or volatile markets or that are valued using a fair value methodology. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. The Portfolio’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. Shares of Grayscale Bitcoin Trust are intended to reflect the price of bitcoin assets, less fees and expenses, and the shares currently trade at a substantial premium to the net asset value of such assets. As such, the price of Grayscale Bitcoin Trust may go down even if the price of the underlying asset, bitcoin, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

ª
Volatility Risk: The Portfolio may have investments, including but not limited to Bitcoin, that appreciate or depreciate significantly in value over short periods of time. This may cause the Portfolio’s net asset value per share to experience significant increases or declines in value over short periods of time.

Who may want to invest?
The Global Fund may be appropriate for investors who:

ª	wish to invest for the long-term;

ª	want to diversify their portfolios;

ª	want to allocate some portion of their long-term investments to value equity investing;

ª	are willing to accept the volatility associated with equity and Bitcoin investing; and

ª	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Global Fund’s returns. The bar chart indicates the risks of investing in the Global Fund by showing the changes in the Global Fund’s performance from year to year (on a calendar year basis). The table shows how the Global Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P® 500 Index and the MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”), which represent broad measures of market performance. The past performance of the Global Fund, before and after taxes, is not necessarily an indication of how the Global Fund or the Global Portfolio will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Global Fund’s performance would be reduced. The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year. The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:	2017	Q4	21.69%
Worst Quarter:	2018	Q4	-18.23%

The after-tax returns for the Global Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.

Average Annual Total Returns as of 12/31/2019

	1 Year	5 Years	10 Years	Since Inception (May 19, 2008)
The Global Fund (KGLAX) Advisor Class A
Return Before Taxes	14.19%	5.16%	6.09%	4.10%
Return After Taxes on Distributions	14.19%	4.66%	5.81%	3.85%
Return After Taxes on Distributions and Sale of Fund Shares	8.40%	3.99%	4.93%	3.29%
The Global Fund (KGLCX) Advisor Class C
Return Before Taxes	19.70%	5.65%	6.05%	3.96%
S&P® 500 Index (reflects no deductions for fees, expenses or taxes)	31.49%	11.70%	13.56%	9.60%
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	26.60%	8.41%	8.79%	5.27%

Management
Investment Adviser. Horizon Kinetics Asset Management LLC is the Global Portfolio’s investment adviser.

Portfolio Managers. The Global Portfolio is managed by an investment team with Mr. Stahl and Mr. Tuen as the Co-Portfolio Managers. Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Murray Stahl	Co-Portfolio Manager	21
Steven Tuen	Co-Portfolio Manager	17
Peter B. Doyle	Investment Team Member	21
James Davolos	Investment Team Member	14
Steven Bregman	Investment Team Member	4

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Global Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. The minimum initial investment for both regular accounts and IRAs is $2,500 ($2,000 for Coverdell Education Savings Accounts). There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you at ordinary income or capital gain tax rates, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

THE PARADIGM FUND
Investment Objective
The investment objective of the Paradigm Fund is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Paradigm Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Description of Advisor Classes” beginning on page 127 of the Fund’s prospectus, in Appendix A to this Prospectus - Financial Intermediary Sales Charge Variations, and “Purchasing Shares” beginning on page 80 of the Fund’s statement of additional information.

Fee Table(1)
SHAREHOLDER FEES (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None	1.00%
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Advisor Class A	Advisor Class C
Management Fees(1)	1.25%	1.25%
Distribution and Service (Rule 12b-1) Fees(2)	0.50%	1.00%
Other Expenses	0.22%	0.22%
Total Annual Fund Operating Expenses	1.97%	2.47%
Fee Waiver and/or Expense Reimbursements(3)	-0.08%	-0.08%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements	1.89%	2.39%

(1)
This table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio. The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio.

(2)
The Board of Directors (the “Board”) of Kinetics Mutual Funds, Inc. has approved a Rule 12b-1 Plan that allows the Fund to pay up to 0.50% and 0.75% of the average daily net asset value (“NAV”) of the Advisor Class A shares and Advisor Class C shares as compensation to the distributor or other qualified recipients, pursuant to the Plan. However, at the present time, the Fund is only assessing 0.25% and 0.75% under the Rule 12b-1 Distribution Plan for Advisor Class A shares and Advisor Class C shares, respectively. In addition, the Board has approved a Shareholder Servicing Plan for Advisor Class A shares and Advisor Class C shares that provides for an annual shareholder servicing fee equal to 0.25% of the average daily net assets attributable to Advisor Class A shares and Advisor Class C shares.

(3)
Horizon Kinetics Asset Management LLC, the investment adviser to the Paradigm Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 1.89% and 2.39%, excluding acquired fund fees and expenses (“AFFE”), for Advisor Class A shares and Advisor Class C shares, respectively. These waivers and reimbursements are in effect until May 1, 2021, and may not be terminated without the approval of the Board.

Example. This Example is intended to help you compare the cost of investing in the Paradigm Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Paradigm Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year). Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A (if you redeem your shares at the end of the period)	$756	$1,150	$1,569	$2,733
Advisor Class C (if you redeem your shares at the end of the period)	$345	$762	$1,308	$2,800
Advisor Class C (if you do not redeem your shares at the end of the period)	$242	$762	$1,308	$2,800

Portfolio Turnover. The Paradigm Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Paradigm Portfolio’s, and therefore the Paradigm Fund’s, performance. During the most recent fiscal year, the Paradigm Portfolio’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategy
The Paradigm Fund is a non-diversified fund that invests all of its investable assets in the Paradigm Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, exchange traded funds (“ETFs”), convertible securities, warrants, and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies that the Investment Adviser believes are undervalued, that have, or are expected to soon have, high returns on equity and that are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The Paradigm Portfolio will carry out its investment strategy by regarding the investments as representing fractional ownership in the underlying companies’ assets. This will allow the Paradigm Portfolio, and therefore the Paradigm Fund, to attempt to achieve its investment objective by acting as a classic value investor seeking high returns on equity, an intrinsic characteristic of the investment, not a reappraisal of a company’s stock value by the market, an external factor. The Paradigm Portfolio may also purchase and write options for hedging purposes and/or direct investment.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality. The Paradigm Portfolio may invest up to 100% of its total assets in companies located in emerging markets.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Paradigm Portfolio may invest in companies of any size, including small and medium-size companies. Additionally, the Paradigm Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

The Paradigm Portfolio may invest indirectly in bitcoins exclusively through a Delaware statutory trust (“Grayscale Bitcoin Trust”) that offers exposure to bitcoin. Grayscale Bitcoin Trust offers shares on an ongoing basis through private placements pursuant to the exemption from registration provided by Rule 506(c) under Regulation D of the Securities Act of 1933, as amended. Bitcoins are a digital commodity that are not issued by a government, bank or central organization. Bitcoins exist on an online, peer-to-peer computer network (the “Bitcoin Network”) that hosts a public transaction ledger where bitcoin transfers are recorded (the “Blockchain”). Bitcoins have no physical existence beyond the record of transactions on the Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoins.

The Paradigm Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to a wholly-owned and controlled subsidiary organized under the laws of the Cayman Islands (the “Subsidiary” or the “Cayman Subsidiary”). The Paradigm Portfolio realized capital gain on the transfer to the extent the value of the transferred Grayscale Bitcoin Trust interest at the time of transfer exceeded its tax basis in the hands of the Paradigm Portfolio. Additional information regarding the tax treatment of the Fund is provided in the “Taxes” section of the SAI.

In the future, the Paradigm Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Paradigm Fund under the Internal Revenue Code. The Paradigm Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through the Subsidiary, would be more than 15% of its assets at the time of the investment.

The Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Paradigm Portfolio will invest in its Subsidiaries within the limitations of the federal tax laws, rules and regulations that apply to “regulated investment companies” (“RICs”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code (“Subchapter M”). However, the Paradigm Portfolio and the Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of the Subsidiary. The Subsidiary also complies with Section 17 of the Investment Company Act of 1940 (the “1940 Act”) relating to affiliated transactions and custody. Unlike the Paradigm Fund, the Subsidiary does not, and will not, seek to qualify as a RIC. The Paradigm Portfolio is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Paradigm Portfolio.

The Paradigm Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to:

high quality, U.S. short-term debt securities and money market instruments.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Paradigm Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Paradigm Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Paradigm Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Paradigm Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Paradigm Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

The Paradigm Portfolio held 27.68% of its net assets in the Texas Pacific Land Trust (the “Land Trust”) as of March 31, 2020. The Land Trust is a trust organized under the laws of the state of New York. One of the largest land owners in Texas, the Land Trust derives most of its income from oil and gas royalty revenue, land easements and water royalties and sales. The Land Trust has historically operated with minimal operating expenses, little to no debt and utilized cash flow to return capital to unitholders through share repurchases and dividends. While the Land Trust has held the majority of its assets since its formation in 1888, the development of energy resources subject to its royalty interests and related land use have experienced rapid growth in recent years due to advances in energy exploration and extraction technologies.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Paradigm Fund, and indirectly the Paradigm Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Paradigm Fund, Paradigm Portfolio and your investment. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a principal risk of investing in the Paradigm Fund, and indirectly the Paradigm Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

ª
Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Junk bonds are considered to be speculative in nature.

ª
Bitcoin Risks: The value of the Paradigm Portfolio’s investment in the Grayscale Bitcoin Trust directly and indirectly through its Subsidiaries is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Grayscale Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect the Paradigm Portfolio’s investment in the Grayscale Bitcoin Trust. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of the Paradigm Portfolio’s investment in the Grayscale Bitcoin Trust. Shares of the Grayscale Bitcoin Trust may trade at a premium or discount to the net asset value of the Grayscale Bitcoin Trust.

ª	Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.

ª	Emerging Markets Risks: The risks of foreign investments are usually much greater for the emerging markets. Investments in emerging markets may be considered speculative.

ª
Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales.  To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Paradigm Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

ª
Foreign Securities Risks: The Paradigm Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

ª
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Paradigm Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant. The risks associated with changing interest rates may have unpredictable effects on the markets and the Paradigm Portfolio's investments.

ª
Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Paradigm Portfolio. These leveraged instruments may result in losses to the Paradigm Portfolio or may adversely affect the Paradigm Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Paradigm Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

ª
Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price. The Portfolio’s significant investment in a single position, makes the Portfolio especially susceptible to the risk that during certain periods the liquidity of the single position will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

ª
Management Risks: There is no guarantee that the Paradigm Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Paradigm Fund, nor can it assure you that the market value of your investment will not decline.

ª
Non-Diversification Risks: As a non-diversified investment company, the Paradigm Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Paradigm Portfolio’s shares, and therefore the Paradigm Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

ª
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Paradigm Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Paradigm Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

ª
Petroleum and Gas Sector Risk: The profitability of companies in the oil and gas industry is related to worldwide energy prices, exploration costs and production spending. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation. Companies in the oil and gas industry may be adversely affected by: natural disasters or other catastrophes; changes in exchange rates or interest rates; prices for competitive energy services, economic conditions, tax treatment, or government regulation; government intervention; negative public perception; or unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property, imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence or labor unrest). Companies in the oil and gas industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

ª
Regulatory Risk: Bitcoin is generally not subject to the same degree of regulation as are registered U.S. securities. The reporting, accounting and auditing standards for Bitcoin may differ from the standards for registered U.S. securities. Furthermore, countries, including the U.S., may in the future curtail or outlaw the acquisition, use or redemption of bitcoins.

ª
Sector Concentration Risk: Although the Paradigm Portfolio will not concentrate its investments in any industries, the Paradigm Portfolio may, at certain times, have concentrations in one or more sectors which may cause the Portfolio to be more sensitive to economic changes or events occurring in those sectors. As of December 31, 2019, the Portfolio had 40.30% invested in the Petroleum and Gas sector.

ª
Single Stock Concentration Risk: The Paradigm Portfolio may hold a large concentration of its net assets in a single security or issuer. Holding a large concentration in a single security or issuer may expose the portfolio to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance.

ª
Small and Medium-Size Company Risks: The Paradigm Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm Portfolio’s assets.

ª
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Paradigm Portfolio, and therefore the Paradigm Fund, is likely to decline in value and you could lose money on your investment. Natural disasters, public health emergencies (including epidemics and pandemics), terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects.

ª
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio’s, and therefore the Paradigm Fund’s, investment objective.

ª
Subsidiary Risks: By investing in the Subsidiary, the Paradigm Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. Those investments held by the Subsidiary are generally similar to the investments that are permitted to be held by the Paradigm Portfolio and are subject to the same risks that would apply to similar investments if held directly by the Paradigm Portfolio. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Paradigm Portfolio and/or its Subsidiary to continue to operate and could adversely affect the Paradigm Fund’s performance.

ª
Tax Risks: In order to qualify as a RIC, the Paradigm Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investments in securities and certain other categories of investment income. It appears to be the position of the Internal Revenue Service (“IRS”) that gain realized on bitcoin investments such as investments in the Grayscale Bitcoin Trust will not be qualifying income. The Paradigm Portfolio’s investment in the Subsidiary is expected to provide the Paradigm Fund with exposure to such bitcoin investments within the limitations of the Internal Revenue Code for qualification as a RIC because, under applicable tax rules, the income earned by the Subsidiary will flow out as qualifying income for the RIC even though the income would not be qualifying income if earned directly by the RIC or directly by an entity classified as a partnership for federal income tax purposes, such as the Paradigm Portfolio, in which the RIC invests. There is a risk, however, that the IRS might assert that the income derived from the Paradigm Portfolio’s investment in the Subsidiary will not be considered qualifying income. If the Paradigm Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Paradigm Fund would be subject to diminished returns. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Paradigm Portfolio and/or its Subsidiary to operate as described in this Prospectus and could adversely affect the Paradigm Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman Subsidiary. If Cayman Islands law changes such that the Cayman Subsidiary must pay Cayman Islands taxes, Paradigm Fund shareholders would likely suffer decreased investment returns.

ª
Valuation Risk: The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities or other investments, such as Bitcoin, that trade in thin or volatile markets or that are valued using a fair value methodology. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. The Portfolio’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. Shares of Grayscale Bitcoin Trust are intended to reflect the price of bitcoin assets, less fees and expenses, and the shares currently trade at a substantial premium to the net asset value of such assets. As such, the price of Grayscale Bitcoin Trust may go down even if the price of the underlying asset, bitcoin, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets

ª
Volatility Risk: The Portfolio may have investments, including but not limited to Bitcoin, that appreciate or depreciate significantly in value over short periods of time. This may cause the Portfolio’s net asset value per share to experience significant increases or declines in value over short periods of time.

Who may want to invest?
The Paradigm Fund may be appropriate for investors who:

ª	wish to invest for the long-term;

ª	want to diversify their portfolios;

ª	want to allocate some portion of their long-term investments to equity investing;

ª	are willing to accept the volatility associated with equity and Bitcoin investing; and

ª	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Paradigm Fund’s returns. The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm Fund’s performance from year to year (on a calendar year basis). The table shows how the Paradigm Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”), which represent broad measures of market performance. The past performance of the Paradigm Fund, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio will perform in the future. Performance reflects fee waivers in place. If fee waivers were not in place, the Paradigm Fund’s performance would be reduced. The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year. The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:	2019	Q1	21.93%
Worst Quarter:	2018	Q4	-22.96%

The after-tax returns for the Paradigm Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.

Average Annual Total Returns as of 12/31/2019

	1 Year	5 Years	10 Years	Since Inception(1)
The Paradigm Fund (KNPAX) Advisor Class A
Return Before Taxes	22.66%	10.21%	10.90%	9.71%
Return After Taxes on Distributions	22.37%	9.64%	10.57%	9.48%
Return After Taxes on Distributions and Sale of Fund Shares	13.63%	8.02%	9.01%	8.37%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	31.49%	11.70%	13.56%	7.41%
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	26.60%	8.41%	8.79%	6.12%
The Paradigm Fund (KNPCX) Advisor Class C
Return Before Taxes	28.49%	10.97%	11.00%	10.09%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	31.49%	11.70%	13.56%	9.19%
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	26.60%	8.41%	8.79%	7.72%

(1)
The Paradigm Fund’s Advisor Class A shares commenced operations on April 26, 2001 and Advisor Class C shares commenced operations on June 28, 2002. The returns for the two indices in this column have been calculated since the inception date of the Paradigm Fund’s Advisor Class A shares and Advisor Class C shares, as applicable.

Management
Investment Adviser. Horizon Kinetics Asset Management LLC is the Paradigm Portfolio’s investment adviser.

Portfolio Managers. The Paradigm Portfolio is managed by an investment team with Mr. Doyle, Mr. Stahl, and Mr. Bregman as the Co-Portfolio Managers. Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Co-Portfolio Manager	21
Murray Stahl	Co-Portfolio Manager	21
Steven Bregman	Co-Portfolio Manager	4
James Davolos	Investment Team Member	14

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Paradigm Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. The minimum initial investment for both regular accounts and IRAs is $2,500 ($2,000 for Coverdell Education Savings Accounts). There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you at ordinary income or capital gain tax rates, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

THE MEDICAL FUND
Investment Objective
The investment objective of the Medical Fund is long-term growth of capital. The Medical Fund is the sole “feeder fund” to The Medical Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Medical Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Description of Advisor Classes” beginning on page 127 of the Fund’s prospectus, in Appendix A to this Prospectus - Financial Intermediary Sales Charge Variations, and “Purchasing Shares” beginning on page 80 of the Fund’s statement of additional information.

Fee Table(1)
SHAREHOLDER FEES (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None	1.00%
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Advisor Class A	Advisor Class C
Management Fees(1)	1.25%	1.25%
Distribution and Service (Rule 12b-1) Fees(2)	0.50%	1.00%
Other Expenses	0.84%	0.84%
Total Annual Fund Operating Expenses	2.59%	3.09%
Fee Waiver and/or Expense Reimbursements(3)	-0.95%	-0.95%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements	1.64%	2.14%

(1)
This table and the example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio. The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio.

(2)
The Board of Directors (the “Board”) of Kinetics Mutual Funds, Inc. has approved a Rule 12b-1 Distribution Plan that allows the Fund to pay up to 0.50% and 0.75% of the average daily net asset value (“NAV”) of the Advisor Class A shares and Advisor Class C shares as compensation to the distributor or other qualified recipients, pursuant to the Plan. However, at the present time, the Fund is only assessing 0.25% and 0.75% under the Rule 12b-1 Distribution Plan for Advisor Class A shares and Advisor Class C shares, respectively. In addition, the Board has approved a Shareholder Servicing Plan for Advisor Class A shares and Advisor Class C shares that provides for an annual shareholder servicing fee equal to 0.25% of the average daily net assets attributable to Advisor Class A shares and Advisor Class C shares.

(3)
Horizon Kinetics Asset Management LLC, the investment adviser to the Medical Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 1.64% and 2.14%, excluding acquired fund fees and expenses (“AFFE”), for Advisor Class A shares and Advisor Class C shares, respectively. These waivers and reimbursements are in effect until May 1, 2021, and may not be terminated without the approval of the Board.

Example. This Example is intended to help you compare the cost of investing in the Medical Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Medical Fund’s operating expenses remain the same (taking into account the expense limitation only the first year). Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A (if you redeem your shares at the end of the period)	$732	$1,249	$1,791	$3,265
Advisor Class C (if you redeem your shares at the end of the period)	$320	$865	$1,538	$3,336
Advisor Class C (if you do not redeem your shares at the end of the period)	$217	$865	$1,538	$3,336

Portfolio Turnover. The Medical Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Medical Portfolio’s, and therefore the Medical Fund’s, performance. During the most recent fiscal year, the Medical Portfolio’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategy
The Medical Fund is a non-diversified fund that invests all of its investable assets in the Medical Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies engaged in medical research, pharmaceutical and medical technology industries and related technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, such as pharmaceutical development companies, surgical and medical instrument manufacturers and developers, pharmaceutical manufacturers, and biotech and medical research companies. These types of companies derive at least 50% of their revenue from such activities. The Medical Portfolio may also invest in exchange-traded funds (“ETFs”) and purchase and write options for hedging purposes and/or direct investment.

The Medical Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment Adviser also looks at the amount of capital a company spends on research and development because the Investment Adviser believes that such expenditures frequently have significant bearing on future growth. The Medical Portfolio may invest in companies of any size, including small and medium-size companies. Additionally, the Medical Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Medical Portfolio.

The Medical Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Medical Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Medical Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Medical Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Medical Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Medical Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Medical Fund, and indirectly the Medical Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Medical Fund, the Medical Portfolio and your investment. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a principal risk of investing in the Medical Fund, and indirectly the Medical Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

ª
Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Junk bonds are considered to be speculative in nature.

ª
Concentration Risks of the Medical Industry: Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Additionally, it is possible that a medical device or product may fail after its research period; such research period may involve substantial research, testing and development time and the development company may incur significant costs. Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

ª	Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.

ª
Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales.  To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Medical Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

ª
Foreign Securities Risks: The Medical Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

ª
Industry Emphasis Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

ª
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Medical Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant. The risks associated with changing interest rates may have unpredictable effects on the markets and the Medical Portfolio's investments.

ª
Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Medical Portfolio. These leveraged instruments may result in losses to the Medical Portfolio or may adversely affect the Medical Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Medical Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

ª	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

ª
Management Risks: There is no guarantee that the Medical Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Medical Fund, nor can it assure you that the market value of your investment will not decline.

ª
Non-Diversification Risks: As a non-diversified investment company, the Medical Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Medical Portfolio’s shares, and therefore the Medical Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

ª
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Medical Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Medical Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

ª
Small and Medium-Size Company Risks: The Medical Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio’s assets.

ª
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Medical Portfolio, and therefore the Medical Fund, is likely to decline in value and you could lose money on your investment. Natural disasters, public health emergencies (including epidemics and pandemics), terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects.

ª
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio’s, and therefore the Medical Fund’s, investment objective.

Who may want to invest?
The Medical Fund may be appropriate for investors who:

ª	wish to invest for the long-term;

ª	want to diversify their portfolios;

ª	want to allocate some portion of their long-term investments to value equity investing;

ª	are willing to accept the volatility associated with equity investing; and

ª	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Medical Fund’s returns. The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund’s performance from year to year (on a calendar year basis). The table shows how the Medical Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the NASDAQ Composite® Index, which represent broad measures of market performance. The past performance of the Medical Fund, before and after taxes, is not necessarily an indication of how the Medical Fund or the Medical Portfolio will perform in the future. Performance reflects fee waivers in place. If fee waivers were not in place, the Medical Fund’s performance would be reduced. The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year. The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:	2013	Q1	20.48%
Worst Quarter:	2011	Q3	-15.66%

The after-tax returns for the Medical Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns as of 12/31/2019

	1 Year	5 Years	10 Years	Since Inception(1)
The Medical Fund (KRXAX) Advisor Class A
Return Before Taxes	9.10%	3.57%	9.34%	5.81%
Return After Taxes on Distributions	8.47%	1.66%	7.95%	4.95%
Return After Taxes on Distributions and Sale of Fund Shares(2)	5.84%	2.48%	7.46%	4.68%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	31.49%	11.70%	13.56%	7.41%
NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)	35.23%	13.63%	14.74%	8.27%
The Medical Fund (KRXCX) Advisor Class C
Return Before Taxes	14.18%	4.29%	9.44%	7.82%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	31.49%	11.70%	13.56%	8.66%
NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)	35.23%	13.63%	14.74%	10.45%

(1)
The Medical Fund’s Advisor Class A shares commenced operations on April 26, 2001 and Advisor Class C shares commenced operations on February 16, 2007. The returns for the two indices in this column have been calculated since the inception date of the Medical Fund’s Advisor Class A shares and Advisor Class C shares, as applicable.

(2)
In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Return After Taxes on Distributions or Return Before Taxes due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period.

Management
Investment Adviser. Horizon Kinetics Asset Management LLC is the Medical Portfolio’s investment adviser.

Portfolio Managers. The Medical Portfolio is managed by an investment team with Mr. Abel as the Portfolio Manager. Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
B. Paul Abel	Portfolio Manager	21
Peter B. Doyle	Investment Team Member	21

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Medical Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. The minimum initial investment for both regular accounts and IRAs is $2,500 ($2,000 for Coverdell Education Savings Accounts). There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you at ordinary income or capital gain tax rates, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

THE SMALL CAP OPPORTUNITIES FUND
Investment Objective
The investment objective of the Small Cap Opportunities Fund (the “Small Cap Fund”) is long-term growth of capital. The Small Cap Fund is the sole “feeder fund” to The Small Cap Opportunities Portfolio (the “Small Cap Portfolio”), a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Small Cap Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Description of Advisor Classes” beginning on page 127 of the Fund’s prospectus, in Appendix A to this Prospectus - Financial Intermediary Sales Charge Variations, and “Purchasing Shares” beginning on page 80 of the Fund’s statement of additional information.

Fee Table(1)
SHAREHOLDER FEES (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None	1.00%
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Advisor Class A	Advisor Class C
Management Fees(1)	1.25%	1.25%
Distribution and Service (Rule 12b-1) Fees(2)	0.50%	1.00%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses(3)	0.01%	0.01%
Total Annual Fund Operating Expenses	2.01%	2.51%
Fee Waiver and/or Expense Reimbursements (4)	-0.11%	-0.11%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements	1.90%	2.40%

(1)
This table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Opportunities Portfolio (the “Small Cap Portfolio”). The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio.

(2)
The Board of Directors (the “Board”) of Kinetics Mutual Funds, Inc. has approved a Rule 12b-1 Distribution Plan that allows the Fund to pay up to 0.50% and 0.75% of the average daily net asset value (“NAV”) of the Advisor Class A shares and Advisor Class C shares as compensation to the distributor or other qualified recipients, pursuant to the Plan. However, at the present time, the Fund is only assessing 0.25% and 0.75% under the Rule 12b-1 Distribution Plan for Advisor Class A shares and Advisor Class C shares, respectively. In addition, the Board has approved a Shareholder Servicing Plan for Advisor Class A and Advisor Class C shares that provides for an annual shareholder servicing fee equal to 0.25% of the average daily net assets attributable to Advisor Class A shares and Advisor Class C shares.

(3)
Total Annual Fund Operating Expenses do not correlate to the ratio of operating expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus which reflect the Small Cap Fund’s operating expenses and does not include acquired fund fees and expenses (“AFFE”).

(4)
Horizon Kinetics Asset Management LLC, the investment adviser to the Small Cap Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 1.89% and 2.39%, excluding AFFE, for Advisor Class A shares and Advisor Class C shares, respectively. These waivers and reimbursements are in effect until May 1, 2021, and may not be terminated without the approval of the Board.

Example. This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Small Cap Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year). Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A (if you redeem your shares at the end of the period)	$757	$1,159	$1,586	$2,770
Advisor Class C (if you redeem your shares at the end of the period)	$346	$771	$1,326	$2,838
Advisor Class C (if you do not redeem your shares at the end of the period)	$243	$771	$1,326	$2,838

Portfolio Turnover. The Small Cap Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Small Cap Portfolio’s, and therefore the Small Cap Fund’s, performance. During the most recent fiscal year, the Small Cap Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategy
The Small Cap Fund is a non-diversified fund that invests all of its investable assets in the Small Cap Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Small Cap Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign small capitalization companies that provide attractive valuation opportunities. The Small Cap Portfolio’s Investment Adviser considers small cap companies to be those with market capitalizations at or below the highest market capitalization of a component security within the S&P 600® SmallCap Index. The highest market capitalization of a company within the S&P 600® SmallCap Index was approximately $4.4 billion as of March 31, 2020. The Small Cap Portfolio may also invest in exchange-traded funds (“ETFs”) and purchase and write options for hedging purposes and/or direct investment.

The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality.

The Small Cap Portfolio focuses on undervalued and special situation small capitalization equities that the Investment Adviser believes have the potential for rewarding long-term investment results. Small Cap Portfolio securities will generally be selected from companies that are engaged in a number of industries if, in the Investment Adviser’s opinion, they are selling below their perceived intrinsic value, have limited or no institutional ownership, have had short-term earnings shortfalls, have had a recent initial public offering (“IPO”) but have not attracted significant analyst coverage, are selling at or below book or replacement value, or have modest price to earnings ratios. The Investment Adviser considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment Adviser also looks at the amount of capital a company spends on research and development. Additionally, the Small Cap Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

The Small Cap Portfolio may invest indirectly in bitcoins exclusively through a Delaware statutory trust (“Grayscale Bitcoin Trust”) that offers exposure to bitcoin. Grayscale Bitcoin Trust offers shares on an ongoing basis through private placements pursuant to the exemption from registration provided by Rule 506(c) under Regulation D of the Securities Act of 1933, as amended. Bitcoins are a digital commodity that are not issued by a government, bank or central organization. Bitcoins exist on an online, peer-to-peer computer network (the “Bitcoin Network”) that hosts a public transaction ledger where bitcoin transfers are recorded (the “Blockchain”). Bitcoins have no physical existence beyond the record of transactions on the Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoins.

The Small Cap Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to a wholly-owned and controlled subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”). The Small Cap Portfolio realized capital gain on the transfer to the extent the value of the transferred Grayscale Bitcoin Trust interest at the time of transfer exceeded its tax basis in the hands of the Small Cap Portfolio.

In the future, the Small Cap Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Small Cap Fund under the Internal Revenue Code. The Small Cap Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through a Subsidiary, would be more than 15% of its assets at the time of the investment.

The Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Small Cap Portfolio will invest in its Subsidiary within the limitations of the federal tax laws, rules and regulations that apply to “regulated investment companies” (“RICs”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code (“Subchapter M”). However, the Small Cap Portfolio and its Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of the Subsidiary. The Subsidiary also complies with Section 17 of the Investment Company Act of 1940 (the “1940 Act”) relating to affiliated transactions and custody. Unlike the Small Cap Fund, the Subsidiary does not, and will not, seek to qualify as a RIC. The Small Cap Portfolio is the sole shareholder of its Subsidiary and does not expect shares of its Subsidiary to be offered or sold to other investors.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Small Cap Portfolio.

The Small Cap Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Small Cap Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Small Cap Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Small Cap Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Small Cap Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Small Cap Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

The Small Cap Portfolio held 29.34% of its net assets in the Texas Pacific Land Trust (the “Land Trust”) as of March 31, 2020. The Land Trust is a trust organized under the laws of the state of New York. One of the largest land owners in Texas, the Land Trust derives most of its income from oil and gas royalty revenue, land easements and water royalties and sales. The Land Trust has historically operated with minimal operating expenses, little to no debt and utilized cash flow to return capital to unitholders through share repurchases and dividends. While the Land Trust has held the majority of its assets since its formation in 1888, the development of energy resources subject to its royalty interests and related land use have experienced rapid growth in recent years due to advances in energy exploration and extraction technologies.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Small Cap Fund, and indirectly the Small Cap Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a principal risk of investing in the Small Cap Fund, and indirectly the Small Cap Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

ª
Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Junk bonds are considered to be speculative in nature.

ª
Bitcoin Risks: The value of the Small Cap Portfolio’s investment in the Grayscale Bitcoin Trust directly and indirectly through its Subsidiary is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Grayscale Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect the Small Cap Portfolio’s investment in the Grayscale Bitcoin Trust. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of the Small Cap Portfolio’s investment in the Grayscale Bitcoin Trust. Shares of the Grayscale Bitcoin Trust may trade at a premium or discount to the net asset value of the Grayscale Bitcoin Trust.

ª	Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.

ª
Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales.  To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Small Cap Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

ª
Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

ª
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Small Cap Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant. The risks associated with changing interest rates may have unpredictable effects on the markets and the Small Cap Portfolio's investments.

ª
IPO Risk: IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

ª
Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Small Cap Portfolio. These leveraged instruments may result in losses to the Small Cap Portfolio or may adversely affect the Small Cap Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Small Cap Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

ª	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

ª
Management Risks: There is no guarantee that the Small Cap Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Small Cap Fund, nor can it assure you that the market value of your investment will not decline.

ª
Non-Diversification Risks: As a non-diversified investment company, the Small Cap Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Small Cap Portfolio’s shares, and therefore the Small Cap Fund’s shares, more than shares of a more diversified mutual fund that holds more investments.

ª
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Small Cap Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Small Cap Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

ª
Petroleum and Gas Sector Risk: The profitability of companies in the oil and gas industry is related to worldwide energy prices, exploration costs and production spending. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation. Companies in the oil and gas industry may be adversely affected by: natural disasters or other catastrophes; changes in exchange rates or interest rates; prices for competitive energy services, economic conditions, tax treatment, or government regulation; government intervention; negative public perception; or unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property, imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence or labor unrest). Companies in the oil and gas industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

ª
Regulatory Risk: Bitcoin is generally not subject to the same degree of regulation as are registered U.S. securities. The reporting, accounting and auditing standards for Bitcoin may differ from the standards for registered U.S. securities. Furthermore, countries, including the U.S., may in the future curtail or outlaw the acquisition, use or redemption of bitcoins.

ª
Sector Concentration Risk: Although the Small Cap Portfolio will not concentrate its investments in any industries, the Small Cap Portfolio may, at certain times, have concentrations in one or more sectors which may cause the Portfolio to be more sensitive to economic changes or events occurring in those sectors. As of December 31, 2019, the Portfolio had 34.8% invested in the Mining, Quarrying and Oil and Gas Extraction sector.

ª
Single Stock Concentration Risk: The Small Cap Portfolio may hold a large concentration of its net assets in a single security or issuer. Holding a large concentration in a single security or issuer may expose the portfolio to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance.

ª
Small-Capitalization Company Risks: The Small Cap Portfolio primarily invests in the stocks of small-capitalization companies. Small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Small Cap Portfolio’s assets.

ª
Special Situations Risks: The Small Cap Portfolio may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Small Cap Portfolio, and therefore the Small Cap Fund.

ª
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Small Cap Portfolio, and therefore the Small Cap Fund, is likely to decline in value and you could lose money on your investment. Natural disasters, public health emergencies (including epidemics and pandemics), terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects.

ª
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio’s, and therefore the Small Cap Fund’s, investment objective.

ª
Subsidiary Risks: By investing in its Subsidiary, the Small Cap Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. Those investments held by the Subsidiary are generally similar to the investments that are permitted to be held by the Small Cap Portfolio and are subject to the same risks that would apply to similar investments if held directly by the Small Cap Portfolio. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Small Cap Portfolio and/or its Subsidiary to continue to operate and could adversely affect the Small Cap Fund’s performance.

ª
Tax Risks: In order to qualify as a RIC, the Small Cap Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investments in securities and certain other categories of investment income. It appears to be the position of the Internal Revenue Service (“IRS”) that gain realized on bitcoin investments such as investments in the Grayscale Bitcoin Trust will not be qualifying income. The Small Cap Portfolio’s investment in its Subsidiary is expected to provide the Small Cap Fund with exposure to such bitcoin investments within the limitations of the Internal Revenue Code for qualification as a RIC because, under applicable tax rules, the income earned by the Subsidiary will flow out as qualifying income for the RIC even though the income would not be qualifying income if earned directly by the RIC or directly by an entity classified as a partnership for federal income tax purposes, such as the Small Cap Portfolio, in which the RIC invests. There is a risk, however, that the IRS might assert that the income derived from the Small Cap Portfolio’s investment in its Subsidiary will not be considered qualifying income. If the Small Cap Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Small Cap Fund would be subject to diminished returns. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Small Cap Portfolio and/or its Subsidiary to operate as described in this Prospectus and could adversely affect the Small Cap Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Small Cap Fund shareholders would likely suffer decreased investment returns.

ª
Valuation Risk: The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities or other investments, such as Bitcoin, that trade in thin or volatile markets or that are valued using a fair value methodology. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. The Portfolio’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. Shares of Grayscale Bitcoin Trust are intended to reflect the price of bitcoin assets, less fees and expenses, and the shares currently trade at a substantial premium to the net asset value of such assets. As such, the price of Grayscale Bitcoin Trust may go down even if the price of the underlying asset, bitcoin, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

ª
Volatility Risk: The Portfolio may have investments, including but not limited to Bitcoin, that appreciate or depreciate significantly in value over short periods of time. This may cause the Portfolio’s net asset value per share to experience significant increases or declines in value over short periods of time.

Who may want to invest?
The Small Cap Fund may be appropriate for investors who:

ª	wish to invest for the long-term;

ª	want to diversify their portfolios;

ª	want to allocate some portion of their long-term investments to value equity investing;

ª	are willing to accept the volatility associated with equity and Bitcoin investing; and

ª	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Small Cap Fund’s returns. The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund’s performance from year to year (on a calendar year basis). The table shows how the Small Cap Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 600® SmallCap Index and the S&P 500® Index, which represent broad measures of market performance. The past performance of the Small Cap Fund, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the Small Cap Portfolio will perform in the future. Performance reflects fee waivers in place. If fee waivers were not in place, the Small Cap Fund’s performance would be reduced. The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year. The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:	2019	Q1	19.25%
Worst Quarter:	2018	Q4	-19.74%

The after-tax returns for the Small Cap Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.

Average Annual Total Returns as of 12/31/2019

	1 Year	5 Years	10 Years	Since Inception(1)
The Small Cap Opportunities Fund (KSOAX) Advisor Class A
Return Before Taxes	19.43%	10.31%	11.50%	8.80%
Return After Taxes on Distributions	19.43%	10.31%	11.43%	8.63%
Return After Taxes on Distributions and Sale of Fund Shares	11.50%	8.20%	9.56%	7.45%
S&P 600® SmallCap Index (reflects no deductions for fees, expenses or taxes)	22.78%	9.56%	13.35%	9.87%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	31.49%	11.70%	13.56%	8.08%
The Small Cap Fund (KSOCX) Advisor Class C
Return Before Taxes	25.09%	11.07%	11.60%	6.25%
S&P 600® SmallCap Index (reflects no deductions for fees, expenses or taxes)	22.78%	9.56%	13.35%	8.60%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	31.49%	11.70%	13.56%	8.66%

(1)
The Small Cap Opportunities Fund’s Advisor Class A shares commenced operations on December 31, 2001 and Advisor Class C shares commenced operations on February 16, 2007. The returns for the two indices in this column have been calculated since the inception date of Advisor Class A shares and Advisor Class C shares, as applicable.

Management
Investment Adviser. Horizon Kinetics Asset Management LLC is the Small Cap Portfolio’s investment adviser.

Portfolio Managers. The Small Cap Portfolio is managed by an investment team with Mr. Doyle, Mr. Stahl and Mr. Houk as the Co-Portfolio Managers. Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Co-Portfolio Manager	20
Murray Stahl	Co-Portfolio Manager	20
Matthew Houk	Co-Portfolio Manager	9
James Davolos	Investment Team Member	14
Steven Bregman	Investment Team Member	4

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Small Cap Opportunities Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. The minimum initial investment for both regular accounts and IRAs is $2,500 ($2,000 for Coverdell Education Savings Accounts). There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you at ordinary income or capital gain tax rates, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

THE MARKET OPPORTUNITIES FUND
Investment Objective
The investment objective of the Market Opportunities Fund is long-term growth of capital. The Market Opportunities Fund is the sole “feeder fund” to The Market Opportunities Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Market Opportunities Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Description of Advisor Classes” beginning on page 127 of the Fund’s prospectus, in Appendix A to this Prospectus - Financial Intermediary Sales Charge Variations, and “Purchasing Shares” beginning on page 80 of the Fund’s statement of additional information.

Fee Table(1)
SHAREHOLDER FEES (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None	1.00%
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Advisor Class A	Advisor Class C
Management Fees(1)	1.25%	1.25%
Distribution and Service (Rule 12b-1) Fees(2)	0.50%	1.00%
Other Expenses	0.34%	0.34%
Acquired Fund Fees and Expenses(3)	0.11%	0.11%
Total Annual Fund Operating Expenses	2.20%	2.70%
Fee Waiver and/or Expense Reimbursements(4)	-0.44%	-0.44%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements	1.76%	2.26%

(1)
This table and the example below reflect the aggregate expenses of the Market Opportunities Fund and the Market Opportunities Portfolio. The management fees paid by the Market Opportunities Fund reflect the proportionate share of fees allocated to the Market Opportunities Fund from the Market Opportunities Portfolio.

(2)
The Board of Directors (the “Board”) of Kinetics Mutual Funds, Inc. has approved a Rule 12b-1 Distribution Plan that allows the Fund to pay up to 0.50% and 0.75% of the average daily net asset value (“NAV”) of the Advisor Class A shares and Advisor Class C shares as compensation to the distributor or other qualified recipients, pursuant to the Plan. However, at the present time, the Fund is only assessing 0.25% and 0.75% under the Rule 12b-1 Distribution Plan for Advisor Class A shares and Advisor Class C shares, respectively. In addition, the Board has approved a Shareholder Servicing Plan for Advisor Class A shares and Advisor Class C shares that provides for an annual shareholder servicing fee equal to 0.25% of the average daily net assets attributable to Advisor Class A shares and Advisor Class C shares.

(3)
Total Annual Fund Operating Expenses do not correlate to the ratio of operating expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus, which reflects the Market Opportunities Fund’s operating expenses and does not include acquired fund fees and expenses (“AFFE”).

(4)
Horizon Kinetics Asset Management LLC, the investment adviser to the Market Opportunities Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 1.65% and 2.15% of the Fund’s average daily net assets, excluding acquired fund fees and expenses (“AFFE”), taxes, brokerage commissions, extraordinary items and interest, for Advisor Class A shares and Advisor Class C shares, respectively.  The Fund may have to repay the Investment Adviser some of these amounts waived or reimbursed within three years if total operating expenses fall below the expense cap described above. Such repayments are subject to approval by the Board of Trustees, and amounts recaptured under the agreement, if any, are limited to the lesser of (i) the expense limitation in effect at the time of the waiver or reimbursement and (ii) the expense limitation in effect at the time of the recapture. These waivers and reimbursements are in effect until May 1, 2021, and may not be terminated without the approval of the Board.

Example. This Example is intended to help you compare the cost of investing in the Market Opportunities Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Market Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Market Opportunities Fund’s operating expenses remain the same (taking into account the expense limitation only in the first three years). Although your actual costs may be higher or lower, based on these assumptions your cost for the Market Opportunities Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A (if you redeem your shares at the end of the period)	$744	$1,184	$1,649	$2,931
Advisor Class C (if you redeem your shares at the end of the period)	$329	$797	$1,391	$3,000
Advisor Class C (if you do not redeem your shares at the end of the period)	$229	$797	$1,391	$3,000

Portfolio Turnover. The Market Opportunities Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Market Opportunities Portfolio’s, and therefore the Market Opportunities Fund’s, performance. During the most recent fiscal year, the Market Opportunities Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategy
The Market Opportunities Fund is a non-diversified fund that invests all of its investable assets in the Market Opportunities Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Market Opportunities Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies involved in capital markets or related to capital markets, as well as companies involved in the gaming industry. Capital market companies include companies that are engaged in or derive a substantial portion of their revenue from activities with a publicly traded securities exchange, such as equity exchanges and commodity exchanges, including but not limited to clearing firms and brokerage houses. The Market Opportunities Portfolio may also invest in exchange-traded funds (“ETFs”) and purchase and write options for hedging purposes and/or direct investment.

The Market Opportunities Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality.

The Market Opportunities Portfolio securities will be selected by the Investment Adviser from companies that are engaged in public exchanges, derivative exchanges, and capital markets; companies that experience operational scale from increased volume such as investment banks, credit card processing companies, electronic payment companies and companies in the gaming industry; and from companies that act as facilitators such as publicly traded expressways, airports, roads and railways. Companies that experience operational scale from increased volume are similar to capital markets companies because they have greater fixed costs than variable costs, operating margins that rise once fixed costs are covered, and an ability to generate higher operating margins once fixed costs are covered (referred to as operating leverage). High operating leverage describes a company’s ability to experience rising profit margins as revenues increase. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Market Opportunities Portfolio’s investment criteria. The Investment Adviser seeks to invest in companies with high operating leverage that can expand capacity with negligible or limited associated costs. Generally, high returns on equity, long product life cycles, high barriers to entry and certain degrees of financial gearing are necessary for this. Financial gearing occurs with the use of loans and debt in companies where it is necessary to build capacity and infrastructure before operations can begin. Additionally, the Market Opportunities Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

The Market Opportunities Portfolio may invest indirectly in bitcoins exclusively through a Delaware statutory trust (“Grayscale Bitcoin Trust”) that offers exposure to bitcoin. Grayscale Bitcoin Trust offers shares on an ongoing basis through private placements pursuant to the exemption from registration provided by Rule 506(c) under Regulation D of the Securities Act of 1933, as amended. Bitcoins are a digital commodity that are not issued by a government, bank or central organization. Bitcoins exist on an online, peer-to-peer computer network (the “Bitcoin Network”) that hosts a public transaction ledger where bitcoin transfers are recorded (the “Blockchain”). Bitcoins have no physical existence beyond the record of transactions on the Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoins.

The Market Opportunities Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to a wholly-owned and controlled subsidiary organized under the laws of the Cayman Islands (the “Cayman Subsidiary”). The Market Opportunities Portfolio realized capital gain on the transfer to the extent the value of the transferred Grayscale Bitcoin Trust interest at the time of transfer exceeded its tax basis in the hands of the Market Opportunities Portfolio.

The Market Opportunities Portfolio is also the sole shareholder of a wholly owned subsidiary organized under Delaware law (the “Delaware Subsidiary”). The Market Opportunities Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to the Delaware Subsidiary. Any net gains that the Delaware Subsidiary recognizes on future sales of the contributed Grayscale Bitcoin Trust shares will be subject to federal and state corporate income tax, but the dividends that the Delaware Subsidiary pays to the Market Opportunities Portfolio (i.e., those gains, net of the tax paid and any other expenses of the Delaware Subsidiary, such as its management and advisory fees) will be eligible to be treated as “qualified dividend income” under the Internal Revenue Code. The Delaware Subsidiary and the Cayman Subsidiary are each referred to herein as a “Subsidiary” and collectively as “Subsidiaries.” Additional information regarding the tax treatment of the Fund is provided in the “Taxes” section of the SAI.

In the future, the Market Opportunities Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Market Opportunities Fund under the Internal Revenue Code. The Market Opportunities Portfolio will not make any additional investments in the Grayscale

Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through a Subsidiary, would be more than 15% of its assets at the time of the investment.

Each Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Market Opportunities Portfolio will invest in its Subsidiaries within the limitations of the federal tax laws, rules and regulations that apply to “regulated investment companies” (“RICs”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code (“Subchapter M”). However, the Market Opportunities Portfolio and each Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of each Subsidiary. Each Subsidiary also complies with Section 17 of the Investment Company Act of 1940 (the “1940 Act”) relating to affiliated transactions and custody. Unlike the Market Opportunities Fund, each Subsidiary does not, and will not, seek to qualify as a RIC. The Market Opportunities Portfolio is the sole shareholder of each Subsidiary and does not expect shares of the Subsidiaries to be offered or sold to other investors.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Market Opportunities Portfolio.

The Market Opportunities Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Market Opportunities Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Market Opportunities Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Market Opportunities Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Market Opportunities Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Market Opportunities Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

The Market Opportunities Portfolio held 21.90% of its net assets in the Texas Pacific Land Trust (the “Land Trust”) as of March 31, 2020. The Land Trust is a trust organized under the laws of the state of New York. One of the largest land owners in Texas, the Land Trust derives most of its income from oil and gas royalty revenue, land easements and water royalties and sales. The Land Trust has historically operated with minimal operating expenses, little to no debt and utilized cash flow to return capital to unitholders through share repurchases and dividends. While the Land Trust has held the majority of its assets since its formation in 1888, the development of energy resources subject to its royalty interests and related land use have experienced rapid growth in recent years due to advances in energy exploration and extraction technologies.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Market Opportunities Fund, and indirectly the Market Opportunities Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Market Opportunities Fund, Market Opportunities Portfolio and your investment. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a principal risk of investing in the Market Opportunities Fund, and indirectly the Market Opportunities Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

ª
Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Junk bonds are considered to be speculative in nature.

ª
Bitcoin Risks: The value of the Market Opportunities Portfolio’s investment in the Grayscale Bitcoin Trust directly and indirectly through its Subsidiaries is subject to fluctuations in the value of bitcoins.  The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Grayscale Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect the Market Opportunities Portfolio’s investment in the Grayscale Bitcoin Trust. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of the Market Opportunities Portfolio’s investment in the Grayscale Bitcoin Trust. Shares of the Grayscale Bitcoin Trust may trade at a premium or discount to the net asset value of the Grayscale Bitcoin Trust.

ª	Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.

ª
Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales.  To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Market Opportunities Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

ª
Foreign Securities Risks: The Market Opportunities Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

ª
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Market Opportunities Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant. The risks associated with changing interest rates may have unpredictable effects on the markets and the Market Opportunities Portfolio's investments.

ª
Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Market Opportunities Portfolio. These leveraged instruments may result in losses to the Market Opportunities Portfolio or may adversely affect the Market Opportunities Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Market Opportunities Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

ª	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

ª
Management Risks: There is no guarantee that the Market Opportunities Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Market Opportunities Fund, nor can it assure you that the market value of your investment will not decline.

ª
Non-Diversification Risks: As a non-diversified investment company, the Market Opportunities Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Market Opportunities Portfolio’s shares, and therefore the Market Opportunities Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

ª
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Market Opportunities Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Market Opportunities Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

ª
Petroleum and Gas Sector Risk: The profitability of companies in the oil and gas industry is related to worldwide energy prices, exploration costs and production spending. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation. Companies in the oil and gas industry may be adversely affected by: natural disasters or other catastrophes; changes in exchange rates or interest rates; prices for competitive energy services; economic conditions; tax treatment or government regulation; government intervention; negative public perception; or unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property, imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence or labor unrest). Companies in the oil and gas industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

ª
Regulatory Risk: Bitcoin is generally not subject to the same degree of regulation as are registered U.S. securities. The reporting, accounting and auditing standards for Bitcoin may differ from the standards for registered U.S. securities. Furthermore, countries, including the U.S., may in the future curtail or outlaw the acquisition, use or redemption of bitcoins.

ª
Sector Concentration Risk: Although the Market Opportunities Portfolio will not concentrate its investments in any industries, the Market Opportunities Portfolio may, at certain times, have concentrations in one or more sectors which may cause the Portfolio to be more sensitive to economic changes or events occurring in those sectors. As of December 31, 2019, the Portfolio had 34.2% invested in the Mining, Quarrying and Oil and Gas Extraction sector.

ª
Sector Emphasis Risks: The Market Opportunities Portfolio’s investments in the capital markets sector subjects it to the risks affecting that sector more than would a fund that invests in a wide variety of market sectors. For instance, companies in the capital markets sector may be adversely affected by changes in economic conditions as well as legislative initiatives, all of which may impact the profitability of companies in this sector. The Market Opportunities Portfolio’s investments in the gaming sector may be adversely affected by changes in economic conditions. The casino industry is particularly susceptible to economic conditions that negatively affect tourism. Casino and gaming companies are highly competitive, and new products, casino concepts and venues are competitive challenges to existing companies. In addition, gaming and related companies are highly regulated, and state and federal legislative changes can significantly impact profitability in those sectors.

ª
Single Stock Concentration Risk: The Market Opportunities Portfolio may hold a large concentration of its net assets in a single security or issuer. Holding a large concentration in a single security or issuer may expose the portfolio to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance.

ª
Small and Medium-Size Company Risks: The Market Opportunities Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Market Opportunities Portfolio’s assets.

ª
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Market Opportunities Portfolio, and therefore the Market Opportunities Fund, is likely to decline in value and you could lose money on your investment. Natural disasters, public health emergencies (including epidemics and pandemics), terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects.

ª
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Market Opportunities Portfolio’s, and therefore the Market Opportunities Fund’s, investment objective.

ª
Subsidiary Risks: By investing in its Subsidiaries, the Market Opportunities Portfolio is indirectly exposed to the risks associated with each Subsidiary’s investments. Those investments held by the Subsidiaries are generally similar to the investments that are permitted to be held by the Market Opportunities Portfolio and are subject to the same risks that would apply to similar investments if held directly by the Market Opportunities Portfolio. Each Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States, Delaware and/or the Cayman Islands could result in the inability of the Market Opportunities Portfolio and/or its Subsidiaries to continue to operate and could adversely affect the Market Opportunities Fund’s performance.

ª
Tax Risks: In order to qualify as a RIC, the Market Opportunities Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investments in securities and certain other categories of investment income. It appears to be the position of the Internal Revenue Service (“IRS”) that gain realized on bitcoin investments such as investments in the Grayscale Bitcoin Trust will not be qualifying income. The Market Opportunities Portfolio’s investment in each Subsidiary is expected to provide the Market Opportunities Fund with exposure to such bitcoin investments within the limitations of the Internal Revenue Code for qualification as a RIC because, under applicable tax rules, the income earned by each Subsidiary will flow out as qualifying income for the RIC even though the income would not be qualifying income if earned directly by the RIC or directly by an entity classified as a partnership for federal income tax purposes, such as the Market Opportunities Portfolio, in which the RIC invests. There is a risk, however, that the IRS might assert that the income derived from the Market Opportunities Portfolio’s investment in a Subsidiary will not be considered qualifying income. If the Market Opportunities Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Market Opportunities Fund would be subject to diminished returns. Changes in the laws of the United States, Delaware and/or the Cayman Islands could result in the inability of the Market Opportunities Portfolio and/or its Subsidiaries to operate as described in this Prospectus and could adversely affect the Market Opportunities Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman Subsidiary. If Cayman Islands law changes such that the Cayman Subsidiary must pay Cayman Islands taxes, Market Opportunities Fund shareholders would likely suffer decreased investment returns.

ª
Valuation Risk: The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities or other investments, such as Bitcoin, that trade in thin or volatile markets or that are valued using a fair value methodology. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. The Portfolio’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. Shares of Grayscale Bitcoin Trust are intended to reflect the price of bitcoin assets, less fees and expenses, and the shares currently trade at a substantial premium to the net asset value of such assets. As such, the price of Grayscale Bitcoin Trust may go down even if the price of the underlying asset, bitcoin, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

ª
Volatility Risk: The Portfolio may have investments, including but not limited to Bitcoin, that appreciate or depreciate significantly in value over short periods of time. This may cause the Portfolio’s net asset value per share to experience significant increases or declines in value over short periods of time.

Who may want to invest?
The Market Opportunities Fund may be appropriate for investors who:

ª	wish to invest for the long-term;

ª	want to diversify their portfolios;

ª	want to allocate some portion of their long-term investments to value equity investing;

ª	are willing to accept the volatility associated with equity and Bitcoin investing; and

ª	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Market Opportunities Fund’s returns. The bar chart indicates the risks of investing in the Market Opportunities Fund by showing the changes in the Market Opportunities Fund’s performance from year to year (on a calendar year basis). The table shows how the Market Opportunities Fund’s average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the S&P 500® Index and the MSCI EAFE Index, which represent broad measures of market performance. The past performance of the Market Opportunities Fund, before and after taxes, is not necessarily an indication of how the Market Opportunities Fund or the Market Opportunities Portfolio will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Market Opportunities Fund’s performance would be reduced. The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year. The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.
Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:	2017	Q4	19.42%
Worst Quarter:	2018	Q4	-18.05%

The after-tax returns for the Market Opportunities Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.

Average Annual Total Returns as of 12/31/2019

	1 Year	5 Years	10 Years	Since Inception(1)
The Market Opportunities Fund (KMKAX) Advisor Class A
Return Before Taxes	15.38%	10.42%	10.49%	8.08%
Return After Taxes on Distributions	15.37%	9.72%	10.02%	7.74%
Return After Taxes on Distributions and Sale of Fund Shares	9.12%	7.99%	8.51%	6.62%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	31.49%	11.70%	13.56%	9.15%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	22.01%	5.67%	5.50%	3.83%
The Market Opportunities Fund (KMKCX) Advisor Class C
Return Before Taxes	20.79%	11.17%	10.59%	6.53%
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	31.49%	11.70%	13.56%	8.66%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	22.01%	5.67%	5.50%	2.41%

(1)
The Market Opportunities Fund’s Advisor Class A shares commenced operations on January 31, 2006 and Advisor Class C share commenced operations on February 16, 2007. The returns for the two indices in this column have been calculated since the inception date of Advisor Class A shares and Advisor Class C shares, as applicable.

Management
Investment Adviser. Horizon Kinetics Asset Management LLC is the Market Opportunities Portfolio’s investment adviser.

Portfolio Managers. The Market Opportunities Portfolio is managed by an investment team with Mr. Doyle and Mr. Stahl as the Co-Portfolio Managers. Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Co-Portfolio Manager	14
Murray Stahl	Co-Portfolio Manager	14
Eric Sites	Investment Team Member	9
James Davolos	Investment Team Member	14
Steven Bregman	Investment Team Member	4

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Market Opportunities Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. The minimum initial investment for both regular accounts and IRAs is $2,500 ($2,000 for Coverdell Education Savings Accounts). There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you at ordinary income or capital gain tax rates, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

THE MULTI-DISCIPLINARY INCOME FUND
Investment Objectives
The investment objective of the Multi-Disciplinary Income Fund is total return. The Multi-Disciplinary Income Fund is the sole “feeder fund” to The Multi-Disciplinary Income Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Multi-Disciplinary Income Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Description of Advisor Classes” beginning on page 127 of the Fund’s prospectus, in Appendix A to this Prospectus - Financial Intermediary Sales Charge Variations, and “Purchasing Shares” beginning on page 80 of the Fund’s statement of additional information.

Fee Table(1)
SHAREHOLDER FEES (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None	1.00%
Redemption Fee (as a percentage of amount redeemed on shares held for less than 30 days, if applicable)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Advisor Class A	Advisor Class C
Management Fees(1)	1.25%	1.25%
Distribution and Service (Rule 12b-1) Fees(2)	0.50%	1.00%
Other Expenses	0.54%	0.54%
Acquired Fund Fees and Expenses	0.28%	0.28%
Total Annual Fund Operating Expenses(3)	2.57%	3.07%
Fee Waiver and/or Expense Reimbursements(4)	-0.55%	-0.55%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements	2.02%	2.52%

(1)
This table and the example below reflect the aggregate expenses of the Multi-Disciplinary Income Fund and the Multi-Disciplinary Income Portfolio. The management fees paid by the Multi-Disciplinary Income Fund reflect the proportionate share of fees allocated to the Multi-Disciplinary Income Fund from the Multi-Disciplinary Income Portfolio.

(2)
The Board of Directors (the “Board”) of Kinetics Mutual Funds, Inc. has approved a Rule 12b-1 Distribution Plan that allows the Fund to pay up to 0.50% and 0.75% of the average daily net asset value (“NAV”) of the Advisor Class A shares and Advisor Class C shares as compensation to the distributor or other qualified recipients, pursuant to the Plan. However, at the present time, the Fund is only assessing 0.25% and 0.75% under the Rule 12b-1 Distribution Plan for Advisor Class A shares and Advisor Class C shares, respectively. In addition, the Board has approved a Shareholder Servicing Plan for Advisor Class A shares and Advisor Class C shares that provides for an annual shareholder servicing fee equal to 0.25% of the average daily net assets attributable to Advisor Class A shares and Advisor Class C shares.

(3)
Total Annual Fund Operating Expenses do not correlate to the ratio of operating expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus which reflects the Multi-Disciplinary Income Fund’s operating expenses and does not include acquired fund fees and expenses (“AFFE”).

(4)
Horizon Kinetics Asset Management LLC, the investment adviser to the Multi-Disciplinary Income Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 1.74% and 2.24%, excluding AFFE and interest expense on securities sold short, for Advisor Class A shares and Advisor Class C shares, respectively. These waivers and reimbursements are in effect until May 1, 2021, and may not be terminated without the approval of the Board.

Example. This Example is intended to help you compare the cost of investing in the Multi-Disciplinary Income Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Multi-Disciplinary Income Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Multi-Disciplinary Income Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year). Although your actual costs may be higher or lower, based on these assumptions your cost for the Multi-Disciplinary Income Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A (if you redeem your shares at the end of the period)	$768	$1,279	$1,816	$3,274
Advisor Class C (if you redeem your shares at the end of the period)	$358	$897	$1,563	$3,345
Advisor Class C (if you do not redeem your shares at the end of the period)	$255	$897	$1,563	$3,345

Portfolio Turnover. The Multi-Disciplinary Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Multi-Disciplinary Income Portfolio’s, and therefore the Multi-Disciplinary Income Fund’s, performance. During the most recent fiscal year, the Multi-Disciplinary Income Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategy
The Multi-Disciplinary Income Fund is a diversified fund that invests all of its investable assets in the Multi-Disciplinary Income Portfolio, a series of Kinetics Portfolios Trust. “Total Return” sought by the Multi-Disciplinary Income Portfolio consists of income earned on the Multi-Disciplinary Income Portfolio’s investments, plus capital appreciation. The Multi-Disciplinary Income Portfolio utilizes a two-part investment strategy, which includes fixed-income components, including fixed-income exchange-traded funds (“ETFs”), and derivatives components. Under normal circumstances, the Multi-Disciplinary Income Portfolio will invest at least 65% of its net assets in fixed-income securities, derivatives and cash or cash equivalents committed as collateral for written option contracts.

There is no limit on the amount of assets the Multi-Disciplinary Income Portfolio may invest in fixed-income securities. For purposes of this Prospectus, fixed-income securities include debt securities issued or guaranteed by the U.S. Government or by an agency or instrumentality of the U.S. Government, corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers, including emerging market issuers. Corporate bonds held by the Multi-Disciplinary Income Portfolio generally are senior secured or senior unsecured, are of investment grade quality, and have durations of 0-5 years. However, there is no limit as to the maturities or credit ratings associated with such bonds. The Multi-Disciplinary Income Portfolio may invest up to 100% of its assets in debt securities that are rated below investment grade (“junk” bonds) and up to 5% of its total assets in defaulted junk bonds. The Multi-Disciplinary Income Portfolio may also invest up to 40% of its total assets at the time of purchase in debt securities of emerging market countries. The Multi-Disciplinary Income Portfolio utilizes a proprietary credit spread/relative value model to select positions and a portfolio construction and investment process that relies on value identification and diversification.

The Multi-Disciplinary Income Portfolio may invest up to 100% of its total assets in selling equity put options. The Multi-Disciplinary Income Portfolio may also invest in U.S. Treasury note futures; selling or buying equity calls, bond calls, and bond put options; and credit default swaps, as well as other derivatives, to manage risk or to enhance return. The Multi-Disciplinary Income Portfolio may also buy puts on specific underlying equity securities that are traded on a national securities exchange. The Multi-Disciplinary Income Portfolio will not invest more than 15% of its net assets in instruments that are not deemed liquid. In connection with the Multi-Disciplinary Income Portfolio’s positions in derivatives, the Multi-Disciplinary Income Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable U.S. Securities and Exchange Commission (“SEC”) requirements.

The Investment Adviser uses a bottom-up approach in managing the Multi-Disciplinary Income Fund, which means that the focus is on the analysis of individual securities. By engaging in quantitative and qualitative analysis of individual securities, the Investment Adviser examines a company’s current valuation and earning potential and assesses the company’s competitive positioning. The bonds purchased in the Multi-Disciplinary Income Portfolio are selected from the same universe of companies that the Investment Adviser uses for equity investments. All of the same characteristics apply, however, in the Multi-Disciplinary Income Portfolio option premiums are also considered. Additionally, the Multi-Disciplinary Income Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

The Investment Adviser may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. The Investment Adviser may actively trade Multi-Disciplinary Income Portfolio securities.

The Multi-Disciplinary Income Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Multi-Disciplinary Income Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Multi-Disciplinary Income Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Multi-Disciplinary Income Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Multi-Disciplinary Income Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Multi-Disciplinary Income Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Principal Investment Risks
The Multi-Disciplinary Income Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money. The principal risks of investing in the Multi-Disciplinary Income Fund, and indirectly the Multi-Disciplinary Income Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Multi-Disciplinary Income Fund, Multi-Disciplinary Income Portfolio and your investment. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a principal risk of investing in the Multi-Disciplinary Income Fund, and indirectly the Multi-Disciplinary Income Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

ª
Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Junk bonds are considered to be speculative in nature.

ª	Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.

ª
Credit Default Swap Agreement Risks: The Fund may enter into credit default swap agreements as a “buyer” or “seller” of credit protection on liquid credit indices. In instances where the Fund is a protection seller (receives a periodic fee over the life of the contract in return for the obligation to compensate the protection buyer for loss), the Fund will assume the risks associated with credit deterioration (spread widening) as well as default risk. In the event of default, the Fund is obligated to pay the buyer of credit protection the notional value of the swap less the recovery rate on the reference asset.

ª
Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Multi-Disciplinary Income Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

ª
Derivatives Risks: The Multi-Disciplinary Income Portfolio’s investments in futures, options and swaps and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Multi-Disciplinary Income Portfolio. To the extent the Multi-Disciplinary Income Portfolio segregates assets to cover derivatives positions, the Multi-Disciplinary Income Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Multi-Disciplinary Income Portfolio properly in a manner consistent with its stated investment objective.

ª
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

ª
Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales.  To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Multi-Disciplinary Income Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

ª
Foreign Securities Risks: The Multi-Disciplinary Income Portfolio may invest directly in foreign debt securities or in U.S. dollar-denominated foreign debt securities through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign debt securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

ª
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Multi-Disciplinary Income Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant. The risks associated with changing interest rates may have unpredictable effects on the markets and the Multi-Disciplinary Income Portfolio’s investments.

ª
Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Multi-Disciplinary Income Portfolio. These leveraged instruments may result in losses to the Multi-Disciplinary Income Portfolio or may adversely affect the Multi-Disciplinary Income Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Multi-Disciplinary Income Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

ª
Liquidity Risks: The Multi-Disciplinary Income Portfolio’s investments in the securities of small and medium capitalization companies and in non-investment grade fixed-income securities makes the Multi-Disciplinary Income Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions. Natural disasters, public health emergencies (including epidemics and pandemics), terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects.

ª
Management Risks: There is no guarantee that the Multi-Disciplinary Income Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Multi-Disciplinary Income Fund, nor can it assure you that the market value of your investment will not decline.

ª
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By writing put options on equity securities, the Multi-Disciplinary Income Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Multi-Disciplinary Income Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

ª
Sector Concentration Risk: Although the Multi-Disciplinary Income Portfolio will not concentrate its investments in any industries, the Multi-Disciplinary Income Portfolio may, at certain times, have concentrations in one or more sectors which may cause the Portfolio to be more sensitive to economic changes or events occurring in those sectors. As of December 31, 2019, the Portfolio had 17.4% invested in the Manufacturing sector.

ª
Security Selection Risks: The Multi-Disciplinary Income Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Multi-Disciplinary Income Portfolio’s, and therefore the Multi-Disciplinary Income Fund’s, investment objective.

Who may want to invest?
The Multi-Disciplinary Income Fund may be appropriate for investors who:

ª	wish to diversify their portfolios;

ª	wish to generate income and capital;

ª	wish to invest for the long-term; and

ª	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Multi-Disciplinary Income Fund’s returns. The bar chart indicates the risks of investing in the Multi-Disciplinary Income Fund by showing the changes in the Multi-Disciplinary Income Fund’s performance from year to year (on a calendar year basis). The table shows how the Multi-Disciplinary Income Fund’s average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. Corporate High Yield Bond Index, which represent broad measures of market performance. The past performance of the Multi-Disciplinary Income Fund, before and after taxes, is not necessarily an indication of how the Multi-Disciplinary Income Fund or the Multi-Disciplinary Income Portfolio will perform in the future. Performance reflects fee waivers in place. If fee waivers were not in place, the Multi-Disciplinary Income Fund’s performance would be reduced. The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year. The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:	2012	Q1	10.43%
Worst Quarter:	2011	Q3	-12.33%

The after-tax returns for the Multi-Disciplinary Income Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns as of 12/31/2019

	1 Year	5 Years	10 Years	Since Inception (February 11, 2008)
The Multi-Disciplinary Income Fund (KMDAX) Advisor Class A
Return Before Taxes	2.51%	2.59%	4.60%	3.92%
Return After Taxes on Distributions	0.92%	1.10%	2.94%	2.46%
Return After Taxes on Distributions and Sale of Fund Shares(1)	1.47%	1.30%	2.85%	2.41%
The Multi-Disciplinary Income Fund (KMDCX) Advisor Class C
Return Before Taxes	7.40%	3.32%	4.70%	3.92%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	8.72%	3.05%	3.75%	3.94%
Bloomberg Barclays U.S. Corporate High Yield Bond Index (reflects no deductions for fees, expenses or taxes)	14.32%	6.13%	7.57%	7.97%

(1)
In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Return After Taxes on Distributions or Return Before Taxes due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period.

Management
Investment Adviser. Horizon Kinetics Asset Management LLC is the Multi-Disciplinary Income Portfolio’s investment adviser.

Portfolio Managers. The Multi-Disciplinary Income Portfolio is managed by an investment team with Mr. Stahl and Mr. Houk as the Co-Portfolio Managers. Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Investment Team Member	12
Murray Stahl	Co-Portfolio Manager	12
Matthew Houk	Co-Portfolio Manager	4
Steven Tuen	Investment Team Member	4
Steven Bregman	Investment Team Member	4

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Multi-Disciplinary Income Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. The minimum initial investment for both regular accounts and IRAs is $2,500 ($2,000 for Coverdell Education Savings Accounts). There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you at ordinary income or capital gain tax rates, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary), the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

THE ALTERNATIVE INCOME FUND

The Alternative Income Portfolio’s option strategy focuses on the use of options on market indexes, ETFs or equities in order to seek current income and gains. The options considered for investment by the Investment Adviser’s research team are determined by fundamental analysis review, including but not limited to valuation, credit analysis and earnings quality.

Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.

The put options that the Alternative Income Portfolio writes or purchases on specific underlying equity securities are generally traded on a national securities exchange. By writing put options, the Alternative Income Portfolio receives income in the form of cash premiums from the purchasers of these options in exchange for providing the purchasers with the right to potentially sell an underlying security to the Alternative Income Portfolio. The Alternative Income Portfolio is not expected to make a cash payment if the prevailing market value of the underlying equity securities on an expiration date exceeds the exercise price of the put option that the Alternative Income Portfolio has written.

Temporary and Defensive Cash and Cash Equivalent Holdings
The Alternative Income Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments, as described above.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Alternative Income Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Alternative Income Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Alternative Income Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Alternative Income Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Alternative Income Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Fund Structure
The Alternative Income Portfolio has an investment objective identical to that of the Alternative Income Fund. The Alternative Income Fund may withdraw its investment from the Alternative Income Portfolio at any time if the Board of Directors of Kinetics Mutual Funds, Inc. (the “Company”) determines that it is in the best interests of the Alternative Income Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Alternative Income Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Alternative Income Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Alternative Income Fund’s assets directly.

THE INTERNET FUND

The Investment Adviser believes that the global economy will continue to be impacted by increased and enhanced connectivity enabled by the sustained development of the Internet. Established businesses will continue to be disrupted by this development, while some may also stand to benefit, realizing gains in efficiency, scale and speed. Newly developed companies that leverage the global Internet infrastructure are continuously emerging. Identifying the advantaged business models that are sustainable and supported by strong financial metrics warrant the Investment Adviser’s investment consideration.

Internet Portfolio securities will be selected by the Investment Adviser from companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Accordingly, the Internet Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, they meet the Internet Portfolio’s investment criteria. Also, such companies’ core business may not be primarily Internet-related. Such companies include, but are not limited to, the following:

ª	Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics and news, on the Internet.

ª
Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

ª
Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

ª	Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.

ª	Internet Service Providers: Companies that provide users with access to the Internet.

ª	Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.

ª	Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.

ª	E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

ª
Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

ª	Other Companies: Companies whose core business may not be primarily Internet-related include, but are not limited to, publishing and media companies.

The Internet Portfolio may invest indirectly in bitcoins exclusively through the Grayscale Bitcoin Trust that offers exposure to bitcoin. Grayscale Bitcoin Trust offers shares on an ongoing basis through private placements pursuant to the exemption from registration provided by Rule 506(c) under Regulation D of the Securities Act of 1933, as amended. Bitcoins are a digital commodity that are not issued by a government, bank or central organization. Bitcoins exist on the Bitcoin Network that hosts the Blockchain. Bitcoins have no physical existence beyond the record of transactions on the Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoins.

The Internet Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to its wholly-owned and controlled Cayman Subsidiary. The Internet Portfolio realized capital gain on the transfer to the extent the value of the transferred Grayscale Bitcoin Trust interest at the time of transfer exceeded its tax basis in the hands of the Internet Portfolio.

The Internet Portfolio is also the sole shareholder of its wholly owned Delaware Subsidiary. The Internet Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to the Delaware Subsidiary. Any net gains that the Delaware Subsidiary recognizes on future sales of the contributed Grayscale Bitcoin Trust shares will be subject to federal and state corporate income tax, but the dividends that the Delaware Subsidiary pays to the Internet Portfolio (i.e., those gains, net of the tax paid and any other expenses of the Delaware Subsidiary, such as its management and advisory fees) will be eligible to be treated as “qualified dividend income” under the Internal Revenue Code. Additional information regarding the tax treatment of the Fund is provided in the “Taxes” section of the SAI.

In the future, the Internet Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Internet Fund under the Internal Revenue Code. The Internet Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through a Subsidiary, would be more than 15% of its assets at the time of the investment.

Each Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Internet Portfolio will invest in its Subsidiaries within the limitations of the federal tax laws, rules and regulations that apply to RICs under Subchapter M. However, the Internet Portfolio and each Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of each Subsidiary. Each Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody. Unlike the Internet Fund, each Subsidiary does not, and will not, seek to qualify as a RIC. The Internet Portfolio is the sole shareholder of each Subsidiary and does not expect shares of the Subsidiaries to be offered or sold to other investors.

The Internet Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary and Defensive Cash and Cash Equivalent Holdings
The Internet Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments, as described above.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Internet Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Internet Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Internet Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Internet Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Internet Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Fund Structure
The Internet Portfolio has an investment objective identical to that of the Internet Fund. The Internet Fund may withdraw its investment from the Internet Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Internet Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Internet Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Internet Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Internet Fund’s assets directly.

THE GLOBAL FUND

The Global Portfolio securities selected by the Investment Adviser generally will be those of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and those of U.S. companies that benefit from international economic growth. An increase in growth may occur by entry into new distribution channels, through an ability to leverage brand identity, and by improvement in the underlying cost/profitability dynamics of the business. Accordingly, the Global Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, the companies meet the Global Portfolio’s investment criteria. Such companies include, but are not limited to, the following:

ª
Infrastructure: Companies that hold equity stakes in or are involved in building, owning or operating infrastructure assets including electric generation and transmission, airports, toll roads, railways, ports, etc.

ª	Energy: Companies that explore for, finance, produce, market or distribute energy-oriented products and services, including oil and natural gas, coal and alternate energy sources.

ª	Utilities: Companies and industries such as gas, electric and telephone.

ª	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

ª	Real Estate Development: Companies that provide commercial real estate property and services.

ª	Business Services: Companies that provide business-to-business products and services.

ª	Healthcare: Companies and industries such as pharmaceuticals, healthcare services, contracting services, hospitals, medical devices, medical equipment, etc.

ª	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

ª	Travel & Leisure: Companies that provide transportation and recreational services.

ª	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

The Global Portfolio may invest indirectly in bitcoins exclusively through the Grayscale Bitcoin Trust that offers exposure to bitcoin. Grayscale Bitcoin Trust offers shares on an ongoing basis through private placements pursuant to the exemption from registration provided by Rule 506(c) under Regulation D of the Securities Act of 1933, as amended. Bitcoins are a digital commodity that are not issued by a government, bank or central organization. Bitcoins exist on the Bitcoin Network that hosts the Blockchain. Bitcoins have no physical existence beyond the record of transactions on the Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoins.

The Global Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to its wholly-owned and controlled subsidiary Cayman Subsidiary. The Global Portfolio realized capital gain on the transfer to the extent the value of the transferred Grayscale Bitcoin Trust interest at the time of transfer exceeded its tax basis in the hands of the Global Portfolio.

The Global Portfolio is also the sole shareholder of its wholly owned Delaware Subsidiary. The Global Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to the Delaware Subsidiary. Any net gains that the Delaware Subsidiary recognizes on future sales of the contributed Grayscale Bitcoin Trust shares will be subject to federal and state corporate income tax, but the dividends that the Delaware Subsidiary pays to the Global Portfolio (i.e., those gains, net of the tax paid and any other expenses of the Delaware Subsidiary, such as its management and advisory fees) will be eligible to be treated as “qualified dividend income” under the Internal Revenue Code. Additional information regarding the tax treatment of the Fund is provided in the “Taxes” section of the SAI.

In the future, the Global Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Global Fund under the Internal Revenue Code. The Global Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through a Subsidiary, would be more than 15% of its assets at the time of the investment.

Each Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Global Portfolio will invest in its Subsidiaries within the limitations of the federal tax laws, rules and regulations that apply to RICs under Subchapter M. However, the Global Portfolio and each Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of each Subsidiary. Each Subsidiary also complies with Section 17 of the1940 Act relating to affiliated transactions and custody. Unlike the Global Fund, each Subsidiary does not, and will not, seek to qualify as a RIC. The Global Portfolio is the sole shareholder of each Subsidiary and does not expect shares of the Subsidiaries to be offered or sold to other investors.

The Global Portfolio may also invest in participatory notes. Participatory notes (commonly known as “P-notes”) are derivative instruments used by investors to take positions in certain foreign securities. P-notes are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

Temporary and Defensive Cash and Cash Equivalent Holdings
The Global Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments, as described above.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Global Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Global Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Global Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Global Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Global Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Fund Structure
The Global Portfolio has an investment objective identical to that of the Global Fund. The Global Fund may withdraw its investment from the Global Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Global Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Global Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Global Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Global Fund’s assets directly.

THE PARADIGM FUND

The Paradigm Portfolio’s securities will be selected by the Investment Adviser from companies that are engaged in various industries that will facilitate an increase in the growth of traditional business lines, entry into new distribution channels, an ability to leverage brand identity, and an improvement in the underlying cost/profitability dynamics of the business. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Paradigm Portfolio’s investment criteria. Accordingly, the Paradigm Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to, the following:

ª	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

ª	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

ª	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

ª	Real Estate Development: Companies that provide commercial real estate property and services.

ª	Business Services: Companies that provide business-to-business products and services.

ª	Travel & Leisure: Companies that provide transportation and recreational services.

ª	Utilities: Companies and industries such as gas, electric and telephone.

The Paradigm Portfolio may invest indirectly in bitcoins exclusively through the Grayscale Bitcoin Trust that offers exposure to bitcoin. Grayscale Bitcoin Trust offers shares on an ongoing basis through private placements pursuant to the exemption from registration provided by Rule 506(c) under Regulation D of the Securities Act of 1933, as amended. Bitcoins are a digital commodity that is not issued by a government, bank or central organization. Bitcoins exist on the Bitcoin Network that hosts the Blockchain. Bitcoins have no physical existence beyond the record of transactions on the Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoins.

The Paradigm Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to its wholly-owned and controlled Cayman Subsidiary. The Paradigm Portfolio realized capital gain on the transfer to the extent the value of the transferred Grayscale Bitcoin Trust interest at the time of transfer exceeded its tax basis in the hands of the Paradigm Portfolio. Additional information regarding the tax treatment of the Fund is provided in the “Taxes” section of the SAI.

In the future, the Paradigm Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Paradigm Fund under the Internal Revenue Code. The Paradigm Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through the Subsidiary, would be more than 15% of its assets at the time of the investment.

The Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Paradigm Portfolio will invest in its Subsidiary within the limitations of the federal tax laws, rules and regulations that apply to RICs under Subchapter M. However, the Paradigm Portfolio and the Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of the Subsidiary. The Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody. Unlike the Paradigm Fund, the Subsidiary does not, and will not, seek to qualify as a RIC. The Paradigm Portfolio is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

The Paradigm Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary and Defensive Cash and Cash Equivalent Holdings
The Paradigm Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments, as described above.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Paradigm Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Paradigm Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Paradigm Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Paradigm Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Paradigm Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Fund Structure
The Paradigm Portfolio has an investment objective identical to that of the Paradigm Fund. The Paradigm Fund may withdraw its investment from the Paradigm Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Paradigm Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Paradigm Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Paradigm Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Paradigm Fund’s assets directly.

THE MEDICAL FUND

The Medical Portfolio’s Investment Adviser believes that favorable investment opportunities are available through companies that are developing technology, products, and/or services for cancer research and treatment and related medical activities. Accordingly, the Medical Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.

Medical Portfolio securities will be selected by the Investment Adviser from companies that are engaged in the medical industry generally, including, among others, companies engaged in cancer research and treatment, biopharmaceutical research and the development of medical instruments for therapeutic purposes. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, the companies meet the Medical Portfolio’s investment criteria. Such companies include, but are not limited to, the following:

ª	Pharmaceutical Development: Companies that develop drugs and medications for the treatment and prevention of cancer and other disease.

ª
Surgical and Medical Instrument Manufacturers and Developers: Companies that produce, manufacture and develop the tools used by health care providers in the delivery of medical care and procedures for the treatment of cancer and other diseases.

ª	Pharmaceutical Manufacturers: Companies that primarily engage in the mass production of existing drugs and medicines including drugs and medicines for the treatment of cancer and other diseases.

ª	Biotech & Medical Research: Companies that primarily research and develop new methods and procedures in the provision of health care related services for the treatment of cancer and other diseases.

The Medical Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. government securities (i.e., U.S. Treasury obligations) and repurchase agreements.
Temporary and Defensive Cash and Cash Equivalent Holdings
The Medical Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments, as described above.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Medical Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Medical Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Medical Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Medical Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Medical Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Fund Structure
The Medical Portfolio has an investment objective identical to that of the Medical Fund. The Medical Fund may withdraw its investment from the Medical Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Medical Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Medical Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Medical Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Medical Fund’s assets directly.

THE SMALL CAP OPPORTUNITIES FUND

The Small Cap Portfolio’s Investment Adviser considers small cap companies to be those with market capitalizations at or below the highest market capitalization of a component security within the S&P 600® SmallCap Index. The highest market capitalization of a company within the S&P 600® SmallCap Index was approximately $4.4 billion as of March 29, 2020. The Investment Adviser believes that favorable investment opportunities are available through companies that exhibit a number of the following characteristics: have little or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have price to earnings ratios that are less than one half of their projected growth rate.

Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the Investment Adviser’s opinion, the companies meet the Small Cap Portfolio’s investment criteria. Such companies include, but are not limited to, the following:

ª	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

ª	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

ª	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

ª	Manufacturing and Consumer Products: Companies that manufacture and distribute products to retail outlets.

ª	Utilities: Companies and industries such as gas, electric and telephone.

The Small Cap Portfolio may invest indirectly in bitcoins exclusively through the Grayscale Bitcoin Trust that offers exposure to bitcoin. Grayscale Bitcoin Trust offers shares on an ongoing basis through private placements pursuant to the exemption from registration provided by Rule 506(c) under Regulation D of the Securities Act of 1933, as amended. Bitcoins are a digital commodity that are not issued by a government, bank or central organization. Bitcoins exist on the Bitcoin Network that hosts the Blockchain. Bitcoins have no physical existence beyond the record of transactions on the Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoins.

The Small Cap Portfolio contributed all of its holdings in the Grayscale Bitcoin Trust to its wholly-owned and controlled Subsidiary. The Small Cap Portfolio realized capital gain on the transfer to the extent the value of the transferred Grayscale Bitcoin Trust interest at the time of transfer exceeded its tax basis in the hands of the Small Cap Portfolio.

In the future, the Small Cap Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Small Cap Fund under the Internal Revenue Code. The Small Cap Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through a Subsidiary, would be more than 15% of its assets at the time of the investment.

The Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Small Cap Portfolio will invest in its Subsidiary within the limitations of the federal tax laws, rules and regulations that apply to RICs under Subchapter M. However, the Small Cap Portfolio and its Subsidiary complies with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of the Subsidiary. The Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody. Unlike the Small Cap Fund, the Subsidiary does not, and will not, seek to qualify as a RIC. The Small Cap Portfolio is the sole shareholder of its Subsidiary and does not expect shares of its Subsidiary to be offered or sold to other investors.

The Small Cap Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary and Defensive Cash and Cash Equivalent Holdings
The Small Cap Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments, as described above.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Small Cap Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Small Cap Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Small Cap Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Small Cap Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Small Cap Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Fund Structure
The Small Cap Portfolio has an investment objective identical to that of the Small Cap Fund. The Small Cap Fund may withdraw its investment from the Small Cap Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Small Cap Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Small Cap Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Small Cap Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Small Cap Fund’s assets directly.

THE MARKET OPPORTUNITIES FUND

Market Opportunities Portfolio securities will be selected by the Investment Adviser from companies that are engaged in public exchanges, derivative exchanges, capital markets and companies that experience operational scale from increased volume such as investment banks, credit card processing companies, electronic payment companies, publicly traded expressways, airports, roads and railways, or from companies in the gaming industry. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Market Opportunities Portfolio’s investment criteria. The Investment Adviser selects portfolio securities by, among other things, evaluating a company’s balance sheets, corporate revenues, earnings and dividends. Such companies include, but are not limited to, the following:

ª	Exchanges: Companies that are organized as public exchanges where debt and equity securities are traded, including derivative exchanges.

ª	Financial Services: Companies that engage in financial service transactions relating to capital markets such as banking, credit cards and investment services.

ª	Business Services: Companies that provide business-to-business products and services involving capital markets or the gaming industry.

ª	Gaming: Companies engaged in casino entertainment, including casino resorts and other leisure activities.

The Market Opportunities Portfolio may invest indirectly in bitcoins exclusively through the Grayscale Bitcoin Trust that offers exposure to bitcoin. Grayscale Bitcoin Trust offers shares on an ongoing basis through private placements pursuant to the exemption from registration provided by Rule 506(c) under Regulation D of the Securities Act of 1933, as amended. Bitcoins are a digital commodity that are not issued by a government, bank or central organization. Bitcoins exist on the Bitcoin Network that hosts the Blockchain. Bitcoins have no physical existence beyond the record of transactions on the Blockchain. The Grayscale Bitcoin Trust invests principally in bitcoins.

The Market Opportunities Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to a wholly-owned and controlled Cayman Subsidiary. The Market Opportunities Portfolio realized capital gain on the transfer to the extent the value of the transferred Grayscale Bitcoin Trust interest at the time of transfer exceeded its tax basis in the hands of the Market Opportunities Portfolio.

The Market Opportunities Portfolio is also the sole shareholder of its wholly owned Delaware Subsidiary. The Market Opportunities Portfolio contributed a portion of its holdings in the Grayscale Bitcoin Trust to the Delaware Subsidiary. Any net gains that the Delaware Subsidiary recognizes on future sales of the contributed Grayscale Bitcoin Trust shares will be subject to federal and state corporate income tax, but the dividends that the Delaware Subsidiary pays to the Market Opportunities Portfolio (i.e., those gains, net of the tax paid and any other expenses of the Delaware Subsidiary, such as its management and advisory fees) will be eligible to be treated as “qualified dividend income” under the Internal Revenue Code. Additional information regarding the tax treatment of the Fund is provided in the “Taxes” section of the SAI.

In the future, the Market Opportunities Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust that may not produce qualifying income for the Market Opportunities Fund under the Internal Revenue Code. The Market Opportunities Portfolio will not make any additional investments in the Grayscale Bitcoin Trust if as a result of such investment, its aggregate investment in the Grayscale Bitcoin Trust, either directly or through a Subsidiary, would be more than 15% of its assets at the time of the investment.

Each Subsidiary invests primarily in the Grayscale Bitcoin Trust. The Market Opportunities Portfolio will invest in its Subsidiaries within the limitations of the federal tax laws, rules and regulations that apply to RICs under Subchapter M. However, the Market Opportunities Portfolio and each Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of each Subsidiary. Each Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody. Unlike the Market Opportunities Fund, each Subsidiary does not, and will not, seek to qualify as a RIC. The Market Opportunities Portfolio is the sole shareholder of each Subsidiary and does not expect shares of the Subsidiaries to be offered or sold to other investors.

Other leisure activities are defined as those activities that individuals engage in for entertainment, enjoyment and pleasure, which may take place at casinos. Additionally, a substantial aspect of the operations of gaming companies is the operation of casino resorts, which includes, but is not limited to lodging, amenities and recreational activities.

Although the Market Opportunities Portfolio intends to focus its investments in the capital markets and gaming sectors, the Market Opportunities Portfolio may also purchase the securities of companies such as auction houses and payroll and other processing companies that, due to the fixed costs of their operations, benefit from an increase in the volume of sales/transactions.

The Market Opportunities Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary and Defensive Cash and Cash Equivalent Holdings
The Market Opportunities Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments, as described above.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Market Opportunities Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Market Opportunities Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Market Opportunities Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Market Opportunities Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Market Opportunities Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Fund Structure
The Market Opportunities Portfolio has an investment objective identical to that of the Market Opportunities Fund. The Market Opportunities Fund may withdraw its investment from the Market Opportunities Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Market Opportunities Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Market Opportunities Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Market Opportunities Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Market Opportunities Fund’s assets directly.

THE MULTI-DISCIPLINARY INCOME FUND

The Multi-Disciplinary Income Portfolio’s option strategy component focuses on the use of options on companies that the Investment Adviser believes have unique business attributes and/or long-term unique fundamental business characteristics. The companies considered by the Investment Adviser for various option strategies undergo a fundamental analysis review by the Investment Adviser’s research team, including but not limited to valuation, credit analysis, and earnings quality.

Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.

The put options that the Multi-Disciplinary Income Portfolio writes or purchases on specific underlying equity securities are generally traded on a national securities exchange. By writing put options, the Multi-Disciplinary Income Portfolio receives income in the form of cash premiums from the purchasers of these options in exchange for providing the purchasers with the right to potentially sell an underlying security to the Multi-Disciplinary Income Portfolio. The Multi-Disciplinary Income Portfolio is not expected to make a cash payment if the prevailing market value of the underlying equity securities on an expiration date exceeds the strike price of the put option that the Multi-Disciplinary Income Portfolio has written.

The Multi-Disciplinary Income Portfolio may hold equity securities in limited circumstances. For example, a position will result if put options are exercised against the Multi-Disciplinary Income Portfolio, in connection with a corporate restructuring of an issuer or convertible securities. However, the Multi-Disciplinary Income Portfolio will not invest directly in equity securities.

There are no limitations on the amount that the Multi-Disciplinary Income Portfolio may invest or hold in any single issuer; however, the Multi-Disciplinary Income Portfolio currently intends to limit its investments at the time of purchase to 10% of the Multi-Disciplinary Income Portfolio’s assets in any single position.

Temporary and Defensive Cash and Cash Equivalent Holdings
The Multi-Disciplinary Income Portfolio may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments, as described above.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Investment Adviser believes the purchase of additional equity securities would not further the investment objective of the Multi-Disciplinary Income Portfolio during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Multi-Disciplinary Income Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Multi-Disciplinary Income Portfolio is holding a large cash position, the Portfolio may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Multi-Disciplinary Income Portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Multi-Disciplinary Income Portfolio holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Fund Structure
The Multi-Disciplinary Income Portfolio has an investment objective identical to that of the Multi-Disciplinary Income Fund. The Multi-Disciplinary Income Fund may withdraw its investment from the Multi-Disciplinary Income Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Multi-Disciplinary Income Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Multi-Disciplinary Income Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Multi-Disciplinary Income Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Multi-Disciplinary Income Fund’s assets directly.

ADDITIONAL INFORMATION ABOUT THE RISKS OF INVESTING IN EACH OF THE FUNDS
The principal risks of investing in each Fund are described previously in each Fund’s summary section of this Prospectus. Each of those risks is considered a "principal risk" of investing in a Fund, regardless of the order in which it appears. This section provides more detail about some of those risks, along with information on additional types of risks that may apply to the Funds.

Bitcoin Risk—Internet Fund, Global Fund, Paradigm Fund, Small Cap Opportunities Fund, Market Opportunities Fund
The value of each Portfolio’s investment in the Grayscale Bitcoin Trust directly or indirectly through its Subsidiaries is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on Bitcoin Exchanges. Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Grayscale Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect a Portfolio’s investment in the Grayscale Bitcoin Trust. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of a Portfolio’s investment in the Grayscale Bitcoin Trust. Shares of the Grayscale Bitcoin Trust may trade at a premium or discount to the net asset value of the Grayscale Bitcoin Trust. Shares currently trade at a substantial premium to the net asset value of such assets. As such, the price of the Grayscale Bitcoin Trust may go down even if the price of the underlying asset, bitcoin, increases or remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

As bitcoins have grown in both popularity and market size, the U.S. Congress and a number of federal and state agencies (including the Financial Crimes Enforcement Network (FinCEN), the SEC, the Commodity Futures Trading Commission, the Financial Industry Regulatory Authority, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the IRS, and state financial institution regulators) have begun to examine the operations of the network that facilitates bitcoins, bitcoin users and the Bitcoin Exchanges, with particular focus on (1) the extent to which bitcoins can be used to launder the proceeds of illegal activities or fund criminal or terrorist enterprises, (2) the safety and soundness of the Bitcoin Exchange or other service-providers that hold bitcoins for users and (3) other risks to investors and consumers who hold and use bitcoins. Ongoing and future regulatory actions may alter, perhaps to a materially adverse extent, the value of a Portfolio’s and each Subsidiary’s investment in the Grayscale Bitcoin Trust or the ability of the Grayscale Bitcoin Trust to continue to operate.

Risks of Credit Default Swap Agreements—The Multi-Disciplinary Income Fund
The Multi-Disciplinary Income Portfolio may enter into credit default swaps. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. The Multi-Disciplinary Income Portfolio may seek to enhance returns by selling protection or attempt to mitigate credit risk by buying protection against the occurrence of a credit event by a specified issuer. The Multi-Disciplinary Income Portfolio may enter into credit default swaps, both directly (“unfunded swaps”) and indirectly (“funded swaps”) in the form of a swap embedded within a structured note, to protect against the risk that a seller will default, with large well-known Wall Street firms or other firms that pass the Investment Adviser’s credit review. Unfunded and funded credit default swaps may refer to a single security or a basket of securities. The Multi-Disciplinary Income Portfolio may engage in credit default swap transactions for the purpose of hedging the Portfolio against anticipated market trends or to enhance the value of the Portfolio through the anticipated capital appreciation of the swap investment. In no event will the Multi-Disciplinary Income Portfolio’s use of credit default swaps exceed the Portfolio’s limits as it relates to leverage or directional exposure.

If the Multi-Disciplinary Income Portfolio buys credit protection using a credit default swap and a credit event occurs, the Portfolio will deliver the defaulted bonds underlying the swap and the swap counterparty will pay the par amount of the bonds. If the Multi-Disciplinary Income Portfolio sells credit protection using a credit default swap and a credit event occurs, the Portfolio will pay the par amount of the defaulted bonds underlying the swap and the swap counterparty will deliver the bonds. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bonds, and the fixed payments are then made on the reduced notional amount. If the Multi-Disciplinary Income Portfolio buys protection on a corporate issue, the Portfolio must own that corporate issue. However, if the Multi-Disciplinary Income Portfolio buys protection on sovereign debt, the Portfolio may own either: (i) the reference obligation, (ii) any sovereign debt of that foreign country, or (iii) sovereign debt of any country that the Investment Adviser determines is closely correlated as an inexact bona fide hedge.

Risks of credit default swaps include counterparty credit risk (if the counterparty fails to meet its obligations) and the risk that the Multi-Disciplinary Income Portfolio will not properly assess the cost of the instrument based on the lack of transparency in the market. If the Multi-Disciplinary Income Portfolio is selling credit protection, there is a risk that a credit event will occur and that the Portfolio will have to pay par value on defaulted bonds. If the Multi-Disciplinary Income Portfolio is buying credit protection, there is a risk that no credit event will occur and the Portfolio will receive no benefit for the premium paid. In addition, if the Multi-Disciplinary Income Portfolio is buying credit protection and a credit event does occur, there is a risk when the Portfolio does not own the underlying security, that the Portfolio will have difficulty acquiring the bond on the open market and may receive adverse pricing.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The use of credit default swaps may be limited by the Portfolio’s limitations on illiquid investments.

Currency Risk – All Funds
Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively impact an investment. A decline in the value of a foreign currency versus the U.S. dollar reduces the dollar value of securities denominated in that currency. Exchange rate movements can be large and unpredictable and can last for extended periods. Absent other events that could otherwise affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in value of a foreign currency generally can be expected to increase the value of a foreign-currency denominated security in terms of U.S. dollars. An increase in foreign interest rates or a decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security. Although a Portfolio may invest in securities denominated in foreign currencies, its portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, a Portfolio’s net asset value to fluctuate as well. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also may be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad. To the extent that a Portfolio’s total assets, adjusted to reflect the Portfolio’s net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, the Portfolio will be more susceptible to the risk of adverse economic and political developments within those countries. The Portfolios investing in foreign securities are all subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

Derivatives Risk – All Funds
Each Portfolio may invest in derivatives such as options. The successful use of these investment practices depends on the Investment Adviser’s ability to forecast stock price movements correctly. Should stock prices move unexpectedly, a Portfolio may not achieve the anticipated benefits of the transactions, or may realize losses, and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded options, there are no daily price fluctuation limits for certain options, and adverse market movements could therefore continue for an unlimited extent over a period of time. In addition, the correlation between movements in the prices of options and movements in the prices of the securities hedged or used for cover will not be perfect and could produce unanticipated losses.

A Portfolio’s ability to dispose of its positions in options, depends on the availability of liquid markets in such instruments. Markets in options with respect to a number of types of securities are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options. If a secondary market does not exist for an option purchased or written by a Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by a Portfolio would have to be exercised in order for the Portfolio to realize any profit and (2) a Portfolio may not be able to sell portfolio securities covering an option written by the Portfolio until the option expires or it delivers the underlying security, upon exercise. Therefore, no assurance can be given that a Portfolio will be able to utilize these instruments effectively. In addition, the ability to engage in options transactions may be limited by tax considerations and the use of certain hedging activities may adversely impact the characterization of income to the Portfolio for U.S. federal income tax purposes.

The Paradigm Portfolio may enter into futures contracts in U.S. domestic markets or on exchanges located outside of the U.S. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the U.S. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets, so that no common clearing facility exists and that an investor may look only to the broker or counter-party for the performance of the contract. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

The SEC recently re-proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, including the Portfolios. Although the rule has not yet been adopted as of the date of this Prospectus, if the proposed rule is adopted and goes into effect in the future, it could require modifications to the Portfolios’ investment strategies and use of derivatives.

Exchange-Traded Funds (ETFs) – All Funds
ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, a passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Conversely, actively-managed ETFs seek an investment objective by investing in a basket of securities based on the investment strategy and discretion of the ETF’s adviser. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales.  To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, a Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses. Certain ETFs may be thinly traded and experience large spreads between the "ask" price quoted by a seller and the "bid" price offered by a buyer.
Foreign Securities – All Funds
Investing in foreign securities can carry higher returns than those generally associated with U.S. investments. However, foreign securities may be substantially riskier than U.S. investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade. A Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances. Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and companies may be subject to limitation. Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid. Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Futures Risks—All Funds
There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Portfolio and the prices of futures; (3) there may not be a liquid secondary market for a futures contract; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts.

Risks of Investing in Investment Grade Debt Securities and Below Investment Grade Debt Securities—All Funds
Investments in debt securities pose different risks than investments in equity securities. The value of fixed income securities generally will fall if interest rates rise and generally will rise if interest rates fall. The value of these securities may also fall as a result of other factors such as the performance of the issuer, the market perception of the issuer or general economic conditions. These investments also involve a risk that the issuer may not be able to meet its principal and interest payment obligations. Fixed-income securities having longer maturities involve greater risk of fluctuations in value. The longer the duration of a bond, the more a change in interest rates affects the bond’s price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction. The risks associated with changes in interest rates may have unpredictable effects on the markets and the Portfolios' investments. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by a Portfolio. Other types of securities also may be adversely affected from changes in interest rates. During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. A portfolio would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.

Investments in debt securities rated below investment grade, i.e., junk bonds, and unrated securities of comparable quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

IPO Risk—Small Cap Fund
IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the limited number of shares available for trading in some IPOs may also make it more difficult for the Fund to buy or sell significant amounts of those shares without an unfavorable impact on the prevailing prices. In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income or the near-term prospects of them. Many IPOs are by small- or micro-cap companies that are undercapitalized.

Internet Industry Concentration Risks—The Internet Fund
The value of the Internet Portfolio’s shares will be susceptible to factors affecting the Internet, such as heightened regulatory scrutiny and impending changes in government policies, which may have a material effect on the products and services of this industry. Furthermore, securities of companies in this industry tend to be more volatile than securities of companies in other industries. Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies. These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence. The occurrence of any of these factors, individually or collectively, may adversely affect the value of the Internet Portfolio’s shares and your investment in the Internet Fund.

Leveraging Risk – All Funds
A Portfolio’s use of derivative instruments will have the economic effect of financial leverage. The use of leverage by the Investment Adviser may increase the volatility of a Portfolio. These leveraged instruments may result in losses to a Portfolio or may adversely affect a Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. A Portfolio may also use borrowed funds to create leverage. Although the use of leverage by a Portfolio may create an opportunity for increased return, it also results in additional risks and can magnify the effect of any losses. If the income and gains earned on the securities and instruments purchased with leverage proceeds are greater than the cost of the leverage, a Portfolio’s return will be greater than if leverage had not been used. Conversely, if the income and gains from the securities and instruments purchased with such proceeds does not cover the cost of leverage, a Portfolio’s return will be less than if leverage had not been used. In the event of a sudden, precipitous drop in value of a Portfolio’s assets, the Portfolio may not be able to liquidate assets quickly enough to pay off its borrowing. Using this investment technique may adversely affect a Portfolio’s NAV or total return.

To limit leverage risk, a Portfolio will segregate assets determined by the Investment Adviser to be liquid in accordance with procedures established by the Board of Trustees, or, when permissible, enter into offsetting transactions, to cover its obligations resulting from its use of derivative instruments. Securities held in a segregated account cannot be sold while the derivative is outstanding, unless they are replaced with other suitable assets. As a result, it is possible that segregating a large percentage of a Portfolio’s assets could impede portfolio management or its ability to meet redemption requests or other current obligations.

Other Investment Companies – All Funds
Under Sections 12(d)(l)(A) and (B) of the 1940 Act, each Portfolio may invest only up to 5% of its total assets in the securities of any one investment company (ETF or other mutual fund, including closed-end fund), but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Portfolio if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Portfolio; and (ii) the Portfolio has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price, which includes a sales load of more than 1½% percent. An investment company that issues shares to a Portfolio pursuant to paragraph 12(d)(l)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. Each Portfolio (or the Adviser acting on behalf of a Portfolio) must comply with the following voting restrictions: when the Portfolio exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Portfolio, the Portfolio will either seek instruction from the Portfolio’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Portfolio in the same proportion as the vote of all other holders of such security. Because other investment companies employ an investment adviser, such investments by each Portfolio may cause shareholders to bear duplicate fees.

Each Portfolio may rely on SEC orders that permit them to invest in certain investment companies beyond the limits contained in the 1940 Act, subject to certain terms and conditions. Generally, these terms and conditions require the Trust’s Board of Trustees to approve policies and procedures relating to certain of a Portfolio’s investments in investment companies. These policies and procedures require, among other things, that (i) the Investment Adviser conducts a Portfolio’s investment in investment companies without regard to any consideration received by the Portfolio or any of its affiliated persons and (ii) the Investment Adviser certifies to the Trust’s Board of Trustees quarterly that it has not received any consideration in connection with an investment by a Portfolio in an investment company, or if it has, the amount and purpose of the consideration will be reported to the Trust’s Board of Trustees and an equivalent amount of advisory fees shall be waived by the Investment Adviser.

Among other things, each Portfolio may invest in money market mutual funds for cash management purposes by “sweeping” excess cash balances into such funds until the cash is invested or otherwise utilized. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Portfolio.

Risks of Investing in Mutual Funds—All Funds
All mutual funds carry risks that may cause you to lose money on your investment in one or more of the Funds. In general, the risks associated with the use of the Master/Feeder Fund Structure and the risks associated with your investment in a Fund are substantially identical to the risks associated with a Fund’s investment in a Portfolio. The following describes the primary risks to each Fund that invests in its corresponding Portfolio due to each Portfolio’s specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund or its corresponding Portfolio can give any assurance that its investment objective will be achieved.

Market Risks—All Funds
The NAV of each Portfolio will fluctuate based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which each Portfolio invests may be adversely affected by an issuer’s having experienced losses or lack of earnings, or by the issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by each Portfolio is also subject to the risk that a specific segment of the stock market may not perform as well as the overall market. Under any of these circumstances, the value of each Portfolio’s shares and total return will fluctuate, and your investment in the corresponding Fund may be worth more or less than your original cost when you redeem your shares.

A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has spread internationally. The outbreak has resulted in closing borders and quarantines, enhanced health screenings, cancellations, disrupted supply chains and customer activity, and has produced general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect national and global economies, individual companies and the market in general in a manner that cannot be foreseen at the present time. Health crises caused by the recent outbreak may heighten other pre-existing political, social and economic risks in a country or region. In the event of a pandemic or an outbreak, there can be no assurance that the Funds, the Portfolios and their service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. The full impacts of a pandemic or disease outbreaks are unknown, resulting in a high degree of uncertainty for potentially extended periods of time.

Medical Research Industry Concentration Risks—The Medical Fund
Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Medical research and development is also subject to strict regulatory scrutiny and ongoing legislative action.

Non-Diversification Risks—All Funds except the Alternative Income Fund, the Global Fund and the Multi-Disciplinary Income Fund
Each Portfolio, except the Alternative Income Fund, the Global Portfolio and the Multi-Disciplinary Income Portfolio, and each Fund, except the Alternative Income Fund, the Global Fund and the Multi-Disciplinary Income Fund, is a non-diversified fund and therefore may be more susceptible to adverse financial, economic or other developments affecting any single issuer, and more susceptible to greater losses because of these developments. In certain instances, the non-diversified funds may hold relatively substantial portions of their assets in the securities of a single issuer.

Petroleum and Gas Sector Risk – The Paradigm Fund, The Small Cap Fund and The Market Opportunities Fund
The profitability of companies in the oil and gas industry is related to worldwide energy prices, exploration costs and production spending. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation. Companies in the oil and gas industry may be adversely affected by: natural disasters or other catastrophes; changes in exchange rates or interest rates; prices for competitive energy services, economic conditions, tax treatment, or government regulation; government intervention; negative public perception; or unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property, imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence or labor unrest). Companies in the oil and gas industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Portfolio Borrowing Risks—All Funds
Each Portfolio may leverage its assets, subject to the provisions of the 1940 Act, to fund investment activities or to achieve higher returns. Each Portfolio may borrow money from banks for temporary or emergency purposes in order to meet redemption requests. To reduce its indebtedness, a Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by a Portfolio on borrowed funds would decrease the net earnings of both that Portfolio and your investment in a corresponding Fund.

Portfolio Turnover Risks—All Funds
Under certain circumstances a Portfolio may take advantage of short-term trading opportunities without regard to the length of time its securities have been held. This strategy often calls for frequent trading of a Portfolio’s securities in order to take advantage of anticipated changes in market conditions. Frequent trading by the Portfolio could increase the rate of its portfolio turnover, which would involve correspondingly greater expenses. Such expenses may include brokerage commissions or dealer mark-ups/mark-downs, as well as other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to shareholders. If a Portfolio realizes capital gains when it sells its portfolio investments, the corresponding Fund will realize the capital gains on a flow through basis and will make taxable distributions to shareholders to the extent of the net amount of such capital gains. For more information see the heading “Taxes.” The trading costs and tax effects associated with such portfolio turnover may adversely affect a Portfolio’s performance under these circumstances, and large movements of assets into and out of a Portfolio may negatively impact such Portfolio’s ability to achieve its investment objective or maintain its current level of operating expenses.

Regulatory Risk—Internet Fund, Global Fund, Paradigm Fund, Small Cap Opportunities Fund, Market Opportunities Fund
Bitcoin is generally not subject to the same degree of regulation as are registered U.S. securities. The reporting, accounting and auditing standards for Bitcoin may differ from the standards for registered U.S. securities. Furthermore, countries, including the U.S., may in the future curtail or outlaw the acquisition, use or redemption of bitcoins.

Sector Concentration Risk – The Alternative Income Fund, The Paradigm Fund, The Small Cap Fund, The Market Opportunities Fund and The Multi-Disciplinary Income Fund
Although the Portfolios will not concentrate their investments in any industries, the Portfolios may, at certain times, have concentrations in one or more sectors which may cause the Portfolios to be more sensitive to economic changes or events occurring in those sectors. As of December 31, 2019, the Alternative Income Portfolio and the Internet Portfolio had 35.5% and 22.6% invested in the Finance and Insurance sector, respectively; the Paradigm Portfolio had 40.3% invested in the Petroleum and Gas sector; the Small Cap Portfolio and the Market Opportunities Portfolio had 34.8% and 34.2% invested in the Mining, Quarrying and Oil and Gas Extraction sector, respectively; and the Multi-Disciplinary Income Portfolio had 17.4% invested in the Manufacturing sector.

Securities Lending Risks—All Funds
Each Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted). Cash collateral may be invested by a Portfolio in short-term investments, including repurchase agreements and money market funds that meet the requirements of Rule 2a-7 of the 1940 Act. Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to a Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral. In the event that the original seller defaults on its obligation to repurchase, a Portfolio will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, each Portfolio would suffer a loss if forced to sell such collateral in this manner. In addition, invested collateral will be subject to market depreciation or appreciation, and a Portfolio will be responsible for any loss that might result from its investment of the collateral.

Regulations that took effect in 2019 require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many securities lending agreements, terms that delay or restrict the rights of counterparties, such as a Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Portfolio’s ability to terminate existing securities lending agreements or to realize amounts to be received under such agreements.

Single Stock Concentration Risk—Paradigm Fund, Small Cap Opportunities Fund, Market Opportunities Fund, Global Fund, Internet Fund
A Portfolio may hold a large concentration of its net assets in a single security or issuer. Holding a large concentration in a single security or issuer may expose the portfolio to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance. As of March 31, 2020, the Paradigm Portfolio, the Small Cap Opportunities Portfolio and the Market Opportunities Portfolio each held a large concentration of its net assets in the Land

Trust. Because a large portion of the Land Trust’s revenue is derived from oil and gas royalties, the performance of the Funds could be adversely affected if the underlying markets for oil or gas were to decline, thereby having a more significant impact on the Funds given the concentration in this holding.

Risks of Investment in Small and Medium-Size Companies—All Funds except the Alternative Income Fund and the Multi-Disciplinary Income Fund
Each Portfolio (other than the Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio) may invest in small or medium-size companies. Accordingly, a Portfolio may be subject to the additional risks associated with investment in companies with small or medium-size capital structures (generally a market capitalization of $5 billion or less). The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger, more established companies. If a Portfolio is heavily invested in these securities and the value of these securities suddenly declines, the NAV of that Portfolio and your investment in a corresponding Fund will be more susceptible to significant losses.

Subsidiary Risk—Internet Fund, Global Fund, Paradigm Fund, Small Cap Opportunities Fund, Market Opportunities Fund
Each Portfolio will make investments through a wholly-owned Subsidiary organized under the laws of Delaware and/or the Cayman Islands. By investing in a Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The investments held by a Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio. These risks are described elsewhere in this Prospectus. There can be no assurance that the investment objective of a Subsidiary will be achieved.

Each Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, each Portfolio wholly-owns and controls its Subsidiaries, making it unlikely that a Subsidiary will take action contrary to the interests of a Fund and its shareholders. The Board has oversight responsibility for the investment activities of each Portfolio, including its investment in each Subsidiary, and each Portfolio’s role as sole shareholder of its Subsidiaries. Each Portfolio and its corresponding Subsidiaries will be subject to the same investment restrictions and limitations on a consolidated basis, and to the extent applicable to the investment activities of a Subsidiary, each Subsidiary will follow the same compliance policies and procedures as its Portfolio.

Changes in the laws of Delaware, the United States and/or the Cayman Islands could result in the inability of a Portfolio and/or its Subsidiaries to operate as described in this Prospectus and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman Subsidiaries. If Cayman Islands law changes such that the Cayman Subsidiaries must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Risks of Swap Transactions (Interest Rate, Total Rate of Return, and Currency)—The Alternative Income Fund and the Multi-Disciplinary Income Fund
The Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio may enter into swap transactions and transactions involving interest rate floors, caps and collars for hedging purposes or to seek to increase total return. These instruments are privately negotiated over-the-counter derivative products. A great deal of flexibility is possible in the way these instruments are structured. Interest rate swaps involve the exchange by the Alternative Income Portfolio or the Multi-Disciplinary Income Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. An interest rate collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. The Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio also may enter into currency swaps, which involve the exchange of the rights of a Portfolio and another party to make or receive payments in specific currencies.

Some transactions, such as interest rate swaps and total rate of return swaps, are entered into on a net basis, i.e., the two payment streams are netted out, with the Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio receiving or paying, as the case may be, only the net amount of the two payments. If the other party to such a transaction defaults, the Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio’s risk of loss consists of the net amount of payments that the Alternative Income Portfolio or the Multi-Disciplinary Income Portfolio is contractually entitled to receive, if any. In contrast, other transactions involve the payment of the gross amount owed. For example, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by the Alternative Income Portfolio or the Multi-Disciplinary Income Portfolio under a swap or an interest rate floor, cap or collar is covered by segregated cash or liquid assets, the Alternative Income Portfolio, the Multi-Disciplinary Income Portfolio and the Investment Adviser believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Alternative Income Portfolio or the Multi-Disciplinary Income Portfolio’s borrowing restrictions.

The Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio will not enter into a total rate of return, currency or interest rate swap or interest rate floor, cap or collar transaction unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P or Fitch, or A or Prime-1 or better by Moody’s or a comparable rating from another organization that is recognized as an nationally recognized statistical rating organization (NRSRO) or, if unrated by such rating organization, is determined to be of comparable quality by the Investment Adviser. If there is a default by the other party to such transaction, the Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio will have contractual remedies pursuant to the agreements related to the transaction. The use of interest rate, total rate of return, and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecast of market values, interest rates and currency exchange rates, the investment performance of the Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio would be less favorable than it would have been if this investment technique were not used. To the extent swap transactions are not deemed liquid, swap transactions are limited to 15% of total assets (together with other illiquid investments).

Tax Risk—Internet Fund, Global Fund, Paradigm Fund, Small Cap Opportunities Fund, Market Opportunities Fund
To qualify as a RIC, the Funds must, among other things, derive at least 90% of their gross income for each taxable year from sources treated as “qualifying income” under Subchapter M. Although qualifying income does not include income derived directly from commodities – the IRS has issued guidance that bitcoin is to be treated for federal income tax purposes as “property,” which thus could be considered a commodity, and the Portfolios, therefore will restrict their gross income from direct investments therein (including shares of the Grayscale Bitcoin Trust) to a maximum of 10% of its gross income for each taxable year — the Portfolios’

investment in the Subsidiaries is expected to provide the Funds with indirect exposure to the Grayscale Bitcoin Trust within the limitations of the federal tax requirements of Subchapter M.

The investment of up to 25% of a fund’s assets in a foreign subsidiary such as a Cayman Subsidiary is a structure that has been used by a number of RICs as a way of indirectly making commodities-related investments that would not generate qualifying income if they were made directly by the RIC or directly by an entity classified as a partnership for federal income tax purposes in which the RIC invests. Section 851(b) of the Internal Revenue Code provides that income earned by a controlled foreign corporation (a “CFC”), such as a Cayman Subsidiary, will be treated as qualifying income for a RIC provided that CFC distributes those earnings out to the RIC each year. During the period 2006-2011, the IRS issued a number of private letter rulings to other funds in which the IRS ruled that income derived from a fund’s investment in a CFC such as a Cayman Subsidiary will generally constitute qualifying income for the fund, even if the CFC itself engages in transactions that would not generate qualifying income if they were engaged in by the fund itself and even if the earnings of the CFC are not distributed to the fund each year. In 2011, however, the IRS suspended the issuance of such private letter rulings pending further review of the subject. The IRS has issued regulations that provide that where distributions are received from a CFC, amounts included in gross income pursuant to subpart F income rules are considered as dividends and therefore qualifying income. In addition, these regulations provide that subpart F income that is included in a Fund's gross income by virtue of its investment in the Subsidiary is qualifying income to the extent derived with respect to a Fund's business of investing stock, securities or currencies. Accordingly, each Portfolio intends to cause its Cayman Subsidiary to make such distributions to the Portfolio each year, so that the income of the Cayman Subsidiary will be qualifying income for the Funds.

If, however, the IRS were to determine that income derived from a Portfolio’s investment in its Cayman or Delaware Subsidiary does not constitute qualifying income and if such positions were upheld by a court, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, that Fund might cease to qualify as a RIC and could be required to reduce its exposure to such investments. In a Senate subcommittee hearing on the subject of RIC commodities-related investments in 2012, Senator Levin, the subcommittee chairman, expressed the view that a wholly-owned foreign subsidiary such as a Cayman Subsidiary, which is used by a RIC to make investments or otherwise to engage in transactions that the RIC could not accomplish directly under the applicable tax rules, should be disregarded as a separate entity for federal income tax purposes. Senator Levin’s view was not endorsed by the IRS Commissioner and the Treasury Acting Assistant Secretary for Tax Policy in their hearing testimony and their post-hearing responses to supplemental questions from Senator Levin. If the IRS were ultimately to adopt such a view, however, with respect to the Cayman or Delaware Subsidiary, and if that position were to be sustained by the courts, a Fund might fail to meet the 90% qualifying income test and therefore might not qualify as a RIC. In that event, that Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such an event, in order to re-qualify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

Valuation Risk—Internet Fund, Global Fund, Paradigm Fund, Small Cap Opportunities Fund, Market Opportunities Fund
The sales price a Portfolio could receive for any particular portfolio investment may differ from a Portfolio’s valuation of the investment, particularly for securities or other investments, such as Bitcoin, that trade in thin or volatile markets or that are valued using a fair value methodology. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. A Portfolio’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers. Shares of

Grayscale Bitcoin Trust are intended to reflect the price of bitcoin assets, less fees and expenses, and the shares currently trade at a substantial premium to the net asset value of such assets. As such, the price of Grayscale Bitcoin Trust may go down even if the price of the underlying asset, bitcoin, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

Volatility Risk—Internet Fund, Global Fund, Paradigm Fund, Small Cap Opportunities Fund, Market Opportunities Fund
A Portfolio may have investments, including but not limited to Bitcoin, that appreciate or depreciate significantly in value over short periods of time. This may cause a Portfolio’s net asset value per share to experience significant increases or declines in value over short periods of time.

Portfolio Holdings Information

A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ SAI. Currently, disclosure of the Portfolios’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the monthly holdings report on Form N-PORT. The annual and semi-annual reports are available by contacting Kinetics Mutual Funds, Inc., c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-800-930-3828. In addition, the Company may publish on its webpage (www.kineticsfunds.com) month-end (a) top twenty portfolio holdings of each Portfolio and the percentage that each holding represents of the Portfolio’s net assets, (b) top five performing and bottom five performing portfolio holdings of each Portfolio, and (c) for Portfolios that primarily invest in derivatives, cash and fixed income instruments, the top ten (10) derivative and top ten (10) fixed income holdings, along with their respective percentage of net assets in each Portfolio, in all cases no earlier than twenty calendar days after the end of each calendar quarter. This information will be available on the website until the date on which a Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-PORT with the SEC or until the next month in which portfolio holdings are posted in accordance with the above policy.

Management of the Funds and the Portfolios

Investment Adviser
Each Portfolio’s investment adviser is Horizon Kinetics Asset Management LLC (“Kinetics” or the “Investment Adviser”), 470 Park Avenue South New York, New York 10016. The Investment Adviser provides investment advisory services to a family of nine mutual funds with discretionary management authority over approximately $3.76 billion in assets as of March 31, 2020. The Investment Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC.

On April 24, 2019, Kinetics Asset Management LLC (“KAM”), the Portfolios’ former investment adviser, reorganized into Horizon Asset Management LLC (“HAM”), following which HAM was renamed Horizon Kinetics Asset Management LLC. Both KAM and HAM were wholly-owned subsidiaries of Horizon Kinetics LLC.
As part of the reorganization, the Portfolios’ investment advisory agreement was transferred from KAM to the Investment Adviser, and the Investment Adviser replaced KAM as the Portfolios’ investment adviser. The reorganization resulted in no other change to the terms of the investment advisory agreement, including the advisory fee rates. Further, the portfolio managers, all of whom are now employees of the Investment Adviser, have not changed as a result of the reorganization. KAM was advised by legal counsel that the reorganization did not result in an “assignment” of the investment advisory agreement (as such term is defined in the 1940 Act).
The Investment Adviser conducts investment research and supervision for each Portfolio and is responsible for the purchase and sale of securities for each Portfolio. The Investment Adviser is entitled to receive an annual fee from each Portfolio, other than the Alternative Income Portfolio, for its services of 1.25% of each Portfolio’s average daily net assets. The Investment Adviser is entitled to receive an annual fee from the Alternative Income Portfolio for its services of 0.90% of the Portfolio’s average daily net assets. However, as a result of fee waivers for certain Funds, the advisory fees paid to the Investment Adviser for the fiscal year ended December 31, 2019, were as follows:

Advisory Fees (as a percentage of average net assets)
Alternative Income Fund	0.00%
Internet Fund	1.25%
Global Fund	0.11%
Paradigm Fund	1.18%
Medical Fund	0.30%
Small Cap Opportunities Fund	1.14%
Market Opportunities Fund	0.81%
Multi-Disciplinary Income Fund	0.70%

A discussion regarding the basis of the Kinetics Portfolio Trust’s (the “Trust”) Board of Trustees’ approval of the investment advisory agreement for each Portfolio is available in the Company’s semi-annual report to shareholders for the period ended June 30, 2019.

Kinetics, as the Investment Adviser to each Portfolio, is engaged in a broad range of portfolio management, portfolio advisory and other business activities. Their services are not exclusive to the Portfolios and nothing prevents them, or any affiliates, from providing similar services to other investment funds and other clients (whether or not their investment objectives, strategies, or criteria are similar to those of a Portfolio) or from engaging in other activities.

Members of the Investment Team
Murray Stahl is the Chief Investment Officer for Horizon Kinetics LLC, the parent company to the Investment Adviser and Horizon, and generally oversees the management of each Portfolio’s investment team. The following persons are members of an investment team: Peter B. Doyle, Murray Stahl, Steven Bregman, B. Paul Abel, Steven Tuen, James Davolos, Matthew Houk, and Eric Sites. Each person’s role varies from Portfolio to Portfolio as indicated in the table below. Each investment team member is an employee of the Investment Adviser.

The Portfolio Manager(s) of a Portfolio are responsible for the day-to-day management of the applicable Portfolio. Each investment team member serves as a research analyst. While the investment team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with the Portfolio’s Portfolio Manager(s).

	The Alternative Income Portfolio	The Internet Portfolio	The Global Portfolio	The Paradigm Portfolio	The Medical Portfolio	The Small Cap Opportunities Portfolio	The Market Opportunities Portfolio	The Multi-Disciplinary Income Portfolio
Peter B. Doyle	Investment Team Member	Co-Portfolio Manager	Investment Team Member	Co-Portfolio Manager	Investment Team Member	Co-Portfolio Manager	Co-Portfolio Manager	Investment Team Member
B. Paul Abel	N/A	N/A	N/A	N/A	Portfolio Manager	N/A	N/A	N/A
Steven Tuen	Investment Team Member	Investment Team Member	Co-Portfolio Manager	N/A	N/A	N/A	N/A	Investment Team Member
Murray Stahl	Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager	N/A	Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager
Steven Bregman	Investment Team Member	Investment Team Member	Investment Team Member	Co-Portfolio Manager	N/A	Investment Team Member	Investment Team Member	Investment Team Member
James Davolos	Investment Team Member	Co-Portfolio Manager	Investment Team Member	Investment Team Member	N/A	Investment Team Member	Investment Team Member	N/A
Matthew Houk	Co-Portfolio Manager	N/A	N/A	N/A	N/A	Co-Portfolio Manager	N/A	Co-Portfolio Manager
Eric Sites	N/A	N/A	N/A	N/A	N/A	N/A	Investment Team Member	N/A

Peter B. Doyle is the Chairman of the Board of the Company. In 1994, he co-founded Horizon, an affiliate of the Investment Adviser since May 2011. In 1996, Mr. Doyle co-founded the Investment Adviser. From 1999 through 2011, Mr. Doyle was a dual employee of both the Investment Adviser and Horizon.

Murray Stahl is the Chief Investment Officer and has been a Portfolio Manager for the Portfolios since 2000. In 1994, he co-founded Horizon and currently serves as Chairman and Chief Investment Officer for Horizon Kinetics, the parent company to the Investment Adviser and Horizon. From 2000 through 2011, Mr. Stahl was a dual employee of both the Investment Adviser and Horizon.

B. Paul Abel joined the Investment Adviser in 1999 as a Portfolio Manager, and currently serves in the same capacity for The Medical Portfolio. He also serves as a Portfolio Manager for private funds managed by an affiliate of the Investment Adviser.

Steven Tuen joined the Investment Adviser in 1999 as a research analyst. He joined Horizon in 1996, also as a research analyst, and between 1999 and 2011 was a dual employee of both the Investment Adviser and Horizon.

James Davolos joined the Investment Adviser as an analyst in 2005, and is now a Portfolio Manager focusing on, among other things, emerging markets.

Matthew Houk joined the Investment Adviser in 2011 and began serving as a Portfolio Manager in 2012. Previously, he was a research analyst at Horizon, beginning in 2008. Prior to Horizon, Mr. Houk held various positions at Goldman, Sachs & Co.

Eric Sites has been an Investment Team Member for the Company since 2013. He joined Horizon in 2004 as a research analyst and Portfolio Manager.

Steven Bregman is a Portfolio Manager for the Portfolios since 2017. In 1994, he co-founded Horizon and currently serves as President and Director of Research for Horizon Kinetics, the parent company to the Investment Adviser and Horizon.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

Valuation of Fund Shares

Shares of each Class of each Fund are sold at NAV per share plus any applicable sales charge (see “Description of Advisor Classes”). The NAVs are determined by each Fund as of the close of regular trading (generally 4:00 p.m. Eastern Time) on each day that the New York Stock Exchange (the “Exchange”) is open for unrestricted business. Purchase and redemption requests are priced based on the next NAV per share calculated after receipt and acceptance of a completed purchase or redemption request. The NAV for each Class of shares of each Fund is determined by dividing the value of the Fund’s securities, cash and other assets attributable to that Class, minus all expenses and liabilities attributable to that Class, by the number of shares outstanding of that Class. The NAV for a Class of shares of a Fund takes into account the expenses and fees of that Class, including management, administration, distribution and shareholder servicing fees, which are accrued daily. The NAV of each Portfolio is calculated at the same time and generally in the same manner (i.e., assets-liabilities/ # of shares = NAV per share) as those of each corresponding Fund’s Classes.

Each Portfolio’s equity securities are valued each day at the last quoted market sale price on the securities’ principal exchange. If there is no sales price, a security is valued at the last reported bid price. Securities listed on the Nasdaq Stock Market, Inc., however, are valued using the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported bid price. If market quotations are not readily available or if events occur that may significantly affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the Exchange, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees and the Company’s Board of Directors. Situations involving significant events may include those where: a security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time. In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before a Portfolio prices its shares. See “Trading in Foreign Securities.” Each Portfolio may use independent pricing services to assist in calculating the NAV per share of such Portfolio.

Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite price is not available, then a quote is provided by one of the authorized pricing vendors. If neither a composite price or quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange traded options also will be valued at the mean between the last bid and asked quotations. Securities that have no public market and all other assets of a Portfolio are considered at such value as the Investment Adviser may determine in good faith, in accordance with a Portfolio’s valuation procedures as approved by the Trust’s Board of Trustees and the Company’s Board of Directors.

A Portfolio’s debt obligations (including convertible securities) that are either investment grade or non-investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments such as repurchase agreements, demand notes, and money market mutual funds are traded at cost and there are no market values available for those instruments from third parties. Those instruments are priced at cost. Debt securities that are not priced by an independent third party pricing agent shall be valued (a) at the last sale price if such last sale occurred within the previous five business days, and (b) if there was no sale price during the previous five business days, at the average of the bids, or the sole bid if there is only one. Debt securities and other securities, which, in the judgment of the Investment Adviser, do not properly represent the value of a security will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees and the Company’s Board of Directors.

Fair valuation of securities introduces an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Investment Adviser compares the new market quotation to the fair value price to evaluate the effectiveness of the Portfolios’ fair valuation procedures.

Trading in Foreign Securities
Trading in foreign securities may be completed at times when the Exchange is closed. In computing the NAV per share of each Fund and each corresponding Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the Exchange, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources. In the absence of sales, the last available closing bid will be used. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees and the Company’s Board of Directors. Values of foreign securities are translated from the local currency into U.S. dollars on the basis of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the Exchange. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the Exchange, which events would not be reflected in the computation of a Portfolio’s NAV. If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees and the Company’s Board of Directors, as applicable.

How to Purchase Shares

In General
Shares of each Fund are sold at NAV plus any applicable sales charge, and will be credited to a shareholder’s account based on the NAV per share next computed after an order and payment is received. The minimum initial investment for both regular accounts and individual retirement accounts is $2,500 ($2,000 for Coverdell Education Savings Accounts). There is no minimum on subsequent investments for all account types. The Company reserves the right to vary or waive any minimum investment requirement. Each Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund’s best interest to do so. A service fee of $25 will be deducted from a shareholder’s Fund account, in addition to any loss sustained by the Fund, for any purchases that do not clear. Your order will not be accepted until a completed New Account Application is received by the Funds or their transfer agent, U.S. Bank Global Fund Services (in such capacity, the “Transfer Agent”).

Investing by Telephone
If you have accepted the Telephone and Internet Options on the Advisor Class New Account Application (the “Application”) and your account has been open for seven business days, you may purchase additional shares by telephoning a Fund toll free at 1-800-930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. Your purchase will take place at the NAV per share plus any applicable sales charge determined on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern Time.

During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).

There is no minimum on telephone purchases. You may not make your initial purchase of a Fund’s shares by telephone.

Automatic Investment Plan
Once an account has been established, you may purchase shares of a Fund through an Automatic Investment Plan (“AIP”). You can have money automatically transferred from your checking, savings or bank money market account on a monthly basis. There is no minimum purchase amount in order to participate in the AIP.

To be eligible for the AIP, your bank must be a domestic institution that is an ACH member. If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account. To begin participating in the AIP, please complete the AIP section on the Application or call the Transfer Agent at 1-800-930-3828 with any questions. The first AIP purchase will take place no earlier than seven business days after the Transfer Agent has received your request. Any request to change or terminate your AIP should be submitted to the Transfer Agent 5 days prior to the desired effective date of such change or termination. The Funds may modify or terminate the AIP at any time.

Purchase By Mail
To purchase a Fund’s shares by mail, simply complete and sign the Application and mail it, along with a check made payable to [NAME OF FUND], c/o Kinetics Mutual Funds, Inc., to:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

All purchases by check must be in U.S. dollars drawn on a bank located within the United States. The Funds will not accept payment in cash or money orders. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Funds are unable to accept post-dated checks or any conditional order or payment.

Purchase By Wire
To open an account by wire, a completed Application is required before your wire can be accepted. You can mail or overnight deliver your Application to the Transfer Agent at the above address. Upon receipt of your completed Application, an account will be established for you. You will need to provide the assigned account number to your bank when instructing it to wire the funds. Your bank must include along with the wire the name of the Fund, the account number and your name so that monies can be correctly applied. To ensure proper application of wired funds, please call 1-800-930-3828 to notify the applicable Fund that the wire is coming. Wired funds must be received prior to 4:00 p.m. Eastern Time to be eligible for same day pricing. The Funds and U.S. Bank N.A. are not responsible for delays resulting from the banking or Federal Reserve wire system. Please use the following wiring instructions:

Wire to:    U.S. Bank N.A.

ª	ABA Number: 075000022

ª	Credit: U.S. Bancorp Fund Services, LLC

ª	Account: 112-952-137

ª	Further Credit: Kinetics Mutual Funds, Inc.
[NAME OF FUND]
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire. You may also purchase additional shares on-line if you have established an on-line account. To purchase by mail, submit your check with the Invest by Mail form attached to your most recent confirmation statement received from the Transfer Agent. If you do not have the Invest by Mail form, include the Fund name, your name, address, and account number on a separate piece of paper along with your check. To purchase by telephone, call 1-800-930-3828 prior to 4:00 p.m. Eastern Time to place your order. To ensure proper application of wired funds, please call 1-800-930-3828 to notify the Fund that the wire is coming. All purchase requests must include your shareholder account number.

Individual Retirement Accounts
You may invest in any Fund by establishing a tax-sheltered IRA. Each Fund offers Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, and Coverdell Education Savings Accounts. For additional information on IRA options, please call 1-800-930-3828.

Investing Through Brokers or Agents
You may invest in each Fund through brokers or agents who have entered into selling agreements with the Funds’ distributor. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of a Fund. A financial intermediary may impose different sales charge discounts. Sales charge discount variations specific to financial intermediaries are described in Appendix A to this Prospectus - Financial Intermediary Sales Charge Variations (“Appendix A”).

How to Redeem Shares

In General
You may redeem part or all of your shares of a Fund on any business day that the Fund calculates its NAV per share. To redeem shares, you must contact the Fund in which you are invested either by mail or by phone to place a redemption order. Redemption requests may also be placed on-line if you have established an on-line account. You should request your redemption prior to market close to obtain that day’s closing NAV. Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

Each Fund will generally send redemption proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in “good order” (see below). Please note, however, that when a purchase order has been made by check or electronic funds transfer through the ACH network, a Fund will not be able to send your redemption proceeds until the purchase amount has cleared. This may take up to 12 calendar days. This delay can be avoided by purchasing shares by wire. Since each Fund invests all of its investable assets in a corresponding Portfolio, a Fund will normally need to redeem a portion of its investment in its corresponding Portfolio in order to meet redemption requests.

The Portfolios typically expect that a Portfolio will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Portfolio. These redemption methods will be used regularly and may also be used in stressed market conditions. The Portfolios reserve the right to redeem in-kind as described under “Additional Information.” Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of a Portfolio’s net assets in order to minimize the effect of large redemptions on a Portfolio and its remaining shareholders. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions.

Redemption proceeds may be sent to the address of record, wired to a shareholder’s bank account of record, or sent via electronic funds transfer through the ACH network to the shareholder’s bank account of record. Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system. If the redemption proceeds are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings association, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”), but not from a notary public. The Funds will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee, from either a Medallion program member or a non-Medallion program member, of each owner is required in the following situations:

ª	If you are requesting a change in account ownership;

ª	When redemption proceeds are payable or sent to any person, address or bank account not on record;

ª	Written requests to wire redemption proceeds (if not previously authorized on the account); and

ª	When a redemption request is received by the Transfer Agent and the account address has changed within the last 15 calendar days.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source. In addition to the situations described above, the Fund(s) and/or the Transfer Agent reserve the right at their discretion to require a signature guarantee or signature validation in other circumstances. The Fund(s) reserve the right to waive any signature guarantee requirement at its/their discretion.

Written Redemption
You can execute most redemptions by furnishing an unconditional written request to a Fund in which you are invested to redeem your shares at the current NAV per share. Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

Requests for redemption in “good order” must:

ª	indicate the name of the Fund;

ª	be signed exactly as the shares are registered, including the signature of each owner (including a signature guarantee when required);

ª	specify the number of shares or dollar amount to be redeemed; and

ª	indicate your account registration number.

Telephone Redemption
If you are authorized to perform telephone transactions (either through your Application or by subsequent arrangement in writing with a Fund) you may redeem shares in any amount by instructing the Fund in which you are invested by phone at 1-800-930-3828. A signature guarantee or signature validation may be required of all shareholders in order to add or change telephone redemption privileges on an existing account.

Note: Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, each Fund will use reasonable procedures, such as requesting:

ª	your Fund account number;

ª	the name in which your account is registered;

ª	the social security or tax identification number under which the account is registered; and

ª	the address of the account holder, as stated in the Application.

Note: If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. If you are unable to contact the Funds by telephone, you may make your redemption request in writing. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m. Eastern time).

Wire Redemption
Wire transfers may be arranged to redeem shares. However, the Transfer Agent charges a $15 fee per wire redemption against your account for this service. There is no minimum on wire redemptions.

Systematic Withdrawal Plan
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly or annually). Proceeds can be mailed via check to the address of record, or sent via electronic funds transfer through the ACH system to your bank account if your bank is an ACH system member. If the date you select to have the withdrawal made is a weekend or holiday, the redemption will be made on the next business day. Money will be transferred from your Fund account to the account you chose at the interval you select on the Application. If you expect to purchase additional shares of a Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions. There is no minimum on systematic withdrawals. Any request to change or terminate your Systematic Withdrawal Plan should be submitted to the Transfer Agent five days prior to the next scheduled withdrawal.

The Funds’ Right to Redeem an Account
Each Fund reserves the right to redeem the shares of any shareholder, other than a shareholder who is an active participant in the AIP, whose account balance is less than $1,000, other than as a result of a decline in the NAV of a Fund. Each Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

IRA Redemption
If you are an IRA shareholder, you must indicate on your written redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding. Shares held in IRA accounts may be redeemed by telephone at 1-800-930-3828. Investors will be asked whether or not to withhold taxes from any distribution.

Householding
By signing the Application, you acknowledge and consent to the householding (i.e., consolidation of mailings) of regulatory documents such as prospectuses, shareholder reports, proxies, and other similar documents. In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 1-800-930-3828 to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Shareholder Inactivity/Lost Shareholder
It is important that the Fund maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to a Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the investor or rightful owner of the account. If the Fund is unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction. Under certain circumstances, if no activity occurs in an account within a time period specified by state law, your shares in a Fund may be transferred to that state.

Investors with a state of residence in Texas have the ability to designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Texas Comptroller of Public Accounts for further information.

Redemption Fees
The Funds are designed for long-term investors willing to accept the risks associated with a long-term investment. In accordance with policies and procedures adopted by the Board of Directors of the Company, frequent purchases and redemptions of Fund shares are not encouraged but are generally permitted by the Funds. Such purchases and redemptions may have an adverse effect on other Fund shareholders, including, without limitation, the possibility of disrupting portfolio management strategies, increasing brokerage and administrative costs, harming Fund performance and possible dilution of the value of Fund shares held by long-term shareholders. The Company may, in its sole discretion, reject purchase orders when, in the judgment of management, such rejection is in the best interest of a Fund and its shareholders. Advisor Class A and Advisor Class C shares of the Funds assess a 2.00% fee on the redemption or exchange of Fund shares held for 30 days or less from the date of purchase. The fee is paid back to the Fund from which the investor redeemed to help offset any potential transaction costs.

The Funds will use the first-in, first-out method to determine the 30 day holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is 30 days or less, the redemption fee will be assessed.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Funds’ systematic programs, as these transactions are typically de minimis. This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Funds in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Funds in an omnibus account. The redemption fee will also not be assessed to accounts of the Investment Adviser or its affiliates used to capitalize the Funds as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Funds. In addition, the Funds are authorized to waive redemption fees for redemptions effected pursuant to asset allocation programs, wrap fee programs, other investment programs offered by financial institutions, and the Company reserves the right to lower or waive any redemption fee. Although frequent purchases and redemptions of Fund shares are generally permitted, the Funds only intend to waive redemption fees for redemptions the Funds reasonably believe do not raise frequent trading or market timing concerns.

The Funds reserve the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law. The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Currently, the Funds are limited in their ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of redemption, a Fund will not receive the redemption fee. If Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should be assessed the redemption fee. Due to operational differences, a financial intermediary’s methods for tracking and calculating the redemption fee may differ in some respects from that of the Fund. If necessary, the Funds may prohibit additional purchases of Fund shares by a financial intermediary or by certain of the intermediaries’ customers.

Notice of Customer Verification
In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Application as part of the Funds’ Anti-Money Laundering Program. As requested on the Application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-800-930-3828 if you need additional assistance when completing your Application.

If we do not have a reasonable belief as to the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Funds also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Exchange Privilege

If you have accepted the Telephone and Internet Options on the Application, you can exchange your shares in any Fund for shares of the same class of any other Fund offered by the Company, (e.g., Advisor Class A shares for Advisor Class A shares). If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed. You should carefully read the Prospectus of a Fund before exchanging shares into that Fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another Fund. Therefore, an exchange of Fund shares held for 30 days or less may be subject to a 2.00% redemption fee. See “Redemption Fees” above. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day’s closing NAV. Exchange requests received after the close of the Exchange will be treated as though received on the next business day. In all cases, shareholders will be required to pay a sales charge only once.

Call 1-800-930-3828 to learn more about the other funds or classes offered by the Company and about exercising your exchange privilege.

Distributions and Taxes

Distributions
Distributions (whether treated for tax purposes as ordinary income, qualified dividend income, section 199A dividends, or long-term capital gains) to shareholders of each Fund are generally paid in additional shares of the same Class of the Fund in which shareholders are already invested, with no sales charge, based on the NAV per share of that Class as of the close of business on the record date for such distributions. However, you may elect on the Application to receive distributions as follows:

Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or
Option 2: To receive all income dividends and/or capital gain distributions in cash.
Option 3: To reinvest capital gain distributions in additional Fund shares, while receiving income distribution in cash.
Option 4: To reinvest all income dividends in additional Fund shares, while receiving capital gain distributions in cash.
You may change your dividend and capital gain distribution election in writing or by calling the Transfer Agent in advance of the next distribution.

Each Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December. Each Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you selected any distributions to be paid in cash and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the appropriate Fund and your election will be converted to the purchase of additional shares.

Taxes
The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the summary assumes you are a U.S. citizen or resident or otherwise subject to U.S. federal income tax. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Fund Distributions
Each Fund has qualified and intends to continue to qualify for federal tax purposes as a regulated investment company and to distribute substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as otherwise noted below, you will generally be subject to federal income tax on Fund distributions to you regardless whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below. It is anticipated that most of the Alternative Income Fund’s and the Multi-Disciplinary Income Fund’s distributions will be taxable as ordinary income.

Distributions attributable to the net capital gain of a Fund generally are taxable to you as long-term capital gain, regardless of how long you have held your shares. The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 23.8% (which includes a 3.8% Medicare tax).

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gain rates. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or non-qualified foreign corporations. Also, distributions of income attributable to each Cayman Subsidiary will generally not be “qualifying dividends.”

Certain Funds may make distributions to you of “section 199A dividends” with respect to qualified dividends that it receives with respect to such Fund’s investments in REITs. A section 199A dividend is any dividend or part of such dividend that the Fund pays to you and reports as a section 199A dividend in written statements furnished to you. Distributions paid by a Fund that are eligible to be treated as section 199A dividends for a taxable year may not exceed the “qualified REIT dividends” received by the Fund from a REIT reduced by the Fund’s allocable expenses. Section 199A dividends may be taxed to individuals and other non-corporate shareholders at a reduced effective federal income tax rate, provided you have satisfied a holding period requirement for the Fund’s shares and satisfied certain other conditions. For the lower rates to apply, you must have owned you Fund shares for at least 46 days during the 91-day period beginning on the date that is 45 days before the Fund’s ex-dividend date, but only to the extent that you are no under an obligation (under a short-sale or otherwise) to make related payments with respect to positions in substantially similar or related property.

Distributions from each Fund will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31. You will be notified annually of the tax status of distributions to you.

A portion of distributions attributable to investments in U.S. corporations paid by a Fund to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of such dividends qualifying for this deduction may, however, be reduced as a result of a Fund’s securities lending activities (if any), by a high portfolio turnover rate or by investments in debt securities.

The Funds may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. If more than 50% of the value of the total assets of a Fund consists of stocks and securities (including debt securities) of foreign corporations at the close of a taxable year, a Fund may elect, for federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding and other foreign income taxes, as paid by its shareholders. If a Fund makes this election, the amount of those foreign taxes paid by a Fund will be included in its shareholders’ income pro rata (in addition to taxable distributions actually received by them), and each such shareholder will be entitled either (1) to credit that proportionate amount of taxes against U.S. federal income tax liability as a foreign tax credit or (2) to take that amount as an itemized deduction. If a Fund is not eligible or chooses not to make this election, the Fund will be entitled to deduct any such foreign taxes in computing the amounts it is required to distribute.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”

Sales and Exchanges
You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares in a Fund, including an exchange of shares pursuant to a Fund’s exchange privilege, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them.

Any loss realized on shares held for six months or less will be treated as a long‑term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

For shares acquired on or after January 1, 2012, the Funds (or relevant broker or financial adviser) are required to compute and report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders cost basis information when such shares are sold or exchanged. The Funds have elected to use the average cost method, unless you instruct the Funds to use a different IRS-accepted cost basis method, or choose to specifically identify your shares at the time of each sale or exchange. If your account is held by your broker or other financial adviser, they may select a different cost basis method. In these cases, please contact your broker or other financial adviser to obtain information with respect to the available methods and elections for your account. You should carefully review the cost basis information provided by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal and state income tax returns. Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting requirements apply to them.

IRAs and Other Tax-Qualified Plans
One major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax‑qualified plan) will not be currently taxable unless such shares were acquired with borrowed funds.

Backup Withholding
On the Application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding. If you (i) fail to provide a correct taxpayer identification number in the manner required; (ii) are subject to backup withholding by the IRS for failure to properly include on your return payments of taxable interest or dividends; or (iii) fail to certify that you are not subject to backup withholding when required to do so or that you are an “exempt recipient,” the IRS may, in certain cases, require each Fund to withhold a percentage of dividends, redemption or exchange proceeds. Each Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number. The current backup withholding rate is 24%.

U.S. Tax Treatment of Foreign Shareholders
Generally, nonresident aliens, foreign corporations and other foreign investors are subject to 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States (provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN or W-8BEN-E, as applicable, to establish entitlement for these treaty benefits). In the case of regulated investment companies such as the Funds, however, certain categories of dividends are exempt from the 30% withholding tax. These generally include dividends attributable to the Funds’ net capital gains (the excess of net long-term capital gains over net short-term capital loss), dividends attributable to the Funds’ interest income from U.S. obligors and dividends attributable to net short-term capital gains of the Funds.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of shares in a Fund, except that a nonresident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains and on capital gain dividends from a Fund.

In contrast, if a foreign investor conducts a trade or business in the United States and the investment in a Fund is effectively connected with that trade or business, then the foreign investor’s income from the Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

Each Fund will also generally be required to withhold 30% tax on certain payments to foreign entities that do not provide a Form W-8BEN-E that evidences their compliance with, or exemption from, specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisers regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes
You may also be subject to state and local taxes on distributions, sales, exchanges and redemptions. State income taxes may not apply, however, to any portions of a Fund’s distributions, if any, that are attributable to interest on U.S. Government securities or interest on securities of the particular state or localities within the state in which you live. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

More tax information relating to the Funds is provided in the SAI.

Distribution of Shares

Rule 12b-1 Plans
Each Fund has adopted separate Retail Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which allows each Fund to pay distribution fees for the sale and distribution of its Advisor Class A shares and Advisor Class C shares. Under the 12b-1 Plan for Advisor Class A shares, the Fund may pay up to 0.50% of the average daily NAV of Advisor Class A shares to the distributor or other qualified recipients. At the present time however, the Advisor Class A shares pay 12b-1 fees equal to 0.25% of the average daily NAV. Under the 12b-1 Plan for Advisor Class C shares, the Fund may pay up to 0.75% of the average daily NAV of Advisor Class C shares to the distributor or other qualified recipients. As these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distributor
Kinetics Funds Distributor LLC (“KFD”), an affiliate of the Investment Adviser, 470 Park Avenue South, New York, New York 10016, is the distributor for the shares of the Funds. KFD is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. Shares of each Fund are offered on a continuous basis. For Advisor Class A shares, KFD, in its role as distributor and principal underwriter, receives the difference between any applicable sales charge and dealers reallowance.

Shareholder Servicing Agents
Pursuant to separate shareholder servicing plans, the Investment Adviser is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with the Investment Adviser and perform these functions on behalf of their clients who own shares of the Funds. For this service, the Investment Adviser receives an annual shareholder servicing fee from each Class equal to 0.25% of each Fund’s average daily net assets attributable to that Class.

Arrangements with Certain Financial Institutions
The Investment Adviser and/or its affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions (“Financial Institutions”) from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Funds and other funds managed by the Investment Adviser or its affiliates. These payments are made out of the Investment Adviser’s, and/or its affiliates’, own assets and are not an additional charge to the Funds. The payments are in addition to the shareholder servicing fees described in this Prospectus. The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Funds over other investment options. You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest.

Fund Administrator
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator to each Fund and each Portfolio.

Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant
U.S. Bank N.A. serves as Custodian for each Fund’s cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. Fund Services acts as each Fund’s Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

Description of Advisor Classes

This Prospectus offers two Classes of shares of the Funds – Advisor Class A shares and Advisor Class C shares.

Set forth below is information about the manner in which the Funds offer shares. A financial intermediary may offer Fund shares subject to variations in or elimination of the Fund sales charges (“variations”), provided such variations are described in Appendix A. All variations described in Appendix A are applied by the identified financial intermediary. Sales charge variations may apply to purchases, sales, exchanges and reinvestments of Fund shares and a shareholder transacting in Fund shares through an intermediary identified on Appendix A should read the terms and conditions of Appendix A carefully. A variation that is specific to a particular financial intermediary is not applicable to shares held directly with the Funds or through another intermediary. Please consult your financial intermediary with respect to any variations listed in Appendix A.

Each Fund also offers a No Load Class of shares through a separate prospectus. The No Load Class of shares may be purchased without the imposition of any sales charges or Rule 12b-1 fees. Each Fund has also registered an Institutional Class of Shares, which is currently being offered under a separate prospectus by the Alternative Income Fund, Paradigm Fund, the Small Cap Fund, the Market Opportunities Fund and the Multi-Disciplinary Income Fund. The Funds’ Advisor Classes of shares are sold through broker-dealers and other financial intermediaries that provide investment services to the Funds’ shareholders. You should always discuss with your broker-dealer or financial advisor the suitability of your investment.

Advisor Class A Shares
Advisor Class A shares are retail shares that may be purchased by individuals or IRAs. With Advisor Class A shares, you will pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge. Advisor Class A shares may impose a Rule 12b-1 fee of up to 0.50% (currently limited to 0.25%) of average daily net assets, which is assessed against the Advisor Class A shares of each Fund.

If you purchase Advisor Class A shares of a Fund you will pay the NAV per share next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment. The sales charge is calculated as follows:

Amount of Transaction		Sales Charge as a % of Offering Price	Sales Charge as a % of Net Asset Value	Dealers Reallowance as a % of Offering Price
At Least	But Less than
$0	$50,000	5.75%	6.10%	5.25%
$50,000	$100,000	4.75%	4.99%	4.25%
$100,000	$250,000	3.75%	3.90%	3.25%
$250,000	$500,000	2.75%	2.83%	2.25%
$500,000	$1,000,000	2.25%	2.30%	1.75%
$1,000,000	and above	0.00%	0.00%	0.00%*

*
If you purchase $1 million or more worth of Advisor Class A shares, you will pay no initial sales charge. A sales charge does not apply to shares that you purchase through reinvestment of dividends or distributions.

The offering price includes the sales charge paid at the time of investment. The distributor will receive all sales charges and Rule 12b-1 fees for the purchase of Advisor Class A shares of the Fund without a dealer of record. The distributor will also receive the difference between the sales charge and dealers reallowance.

Waivers – Advisor Class A Shares
You will not have to pay a sales charge on purchases of Advisor Class A shares if:

ª	You are an employee of a broker-dealer or agent that has a selling agreement with the distributor;

ª	You buy Advisor Class A shares under a wrap program or other all inclusive fee program offered by your broker-dealer or agent; or

ª	The sales charge is waived by a broker-dealer or agent who has entered into an agreement with the Fund’s distributor that allows for load-waived Class A shares purchases.

Please consult your broker-dealer or agent to determine whether you may be eligible for these waivers. For the sales charge variations applicable to shares offered through specific financial intermediaries, please see Appendix A.

Reducing Your Sales Charge – Advisor Class A Shares
You can reduce the sales charge on purchases of Advisor Class A shares by:

ª	purchasing larger quantities of shares or putting a number of purchases together to obtain the quantity discounts indicated above;

ª	signing a letter of intent that you intend to purchase more than $50,000 worth of shares over the next 13 months (see “Letter of Intent – Advisor Class A Shares” below);

ª	using the reinvestment privilege, which allows you to redeem shares and then immediately reinvest them without a sales charge within 60 days;

ª	combining concurrent purchases of Advisor Class A shares from different Funds to obtain the quantity discounts indicated above; and

ª	through rights of accumulation as discussed below.

Please note that certain broker-dealers may reduce your sales charges under certain circumstances. Consult your broker-dealer.

Rights of Accumulation – Advisor Class A Shares
You may combine your new purchase of Advisor Class A shares with other Advisor Class A shares currently owned by you, your spouse, and/or your children under age 21 for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable sales charge for the new purchase is based on the total of your current purchase and the current NAV of all other shares you, your spouse and/or your children under age 21 own. You may combine only the holdings at the firm at which you are making the current purchase for the right of accumulation sales charge reduction. You will need to notify the Fund or your financial intermediary at the time of purchase of any other accounts that exist.

Letter of Intent – Advisor Class A Shares
By signing a Letter of Intent (“LOI”) you can reduce your Advisor Class A sales charge. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. The LOI will apply to all purchases of Advisor Class A shares. Any shares purchased within

90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI. Shares equal to 5.75% of the amount of the LOI will be held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect. This amount will be obtained from redemption of the escrow shares. Any remaining escrow shares will be released to you.

If you establish an LOI with the Funds you can aggregate your accounts as well as the accounts of your immediate family members under age 21. You will need to provide written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the LOI. You will need to notify the Fund or your financial intermediary at the time of purchase of any other accounts that exist.

Advisor Class C Shares
Advisor Class C shares are retail shares and may be purchased by individuals or IRAs. Advisor Class C shares impose a Rule 12b‑1 fee of 0.75% of average daily net assets.

If you purchase Advisor Class C shares of any of the Funds, you will pay the NAV per share next determined after your order is received. There is no initial sales charge on this Class at the time you purchase your shares. The distributor may pay your broker or agent a 1.00% up-front sales commission, which includes an advance of the first year’s Rule 12b-1 fees and shareholding servicing fees. The distributor will retain Rule 12b-1 fees and shareholder servicing fees in the first year to reimburse itself for paying your broker or agent the 1.00% up-front sales commission.

If you sell your Advisor Class C shares within 12 months of purchase, you will have to pay a contingent deferred sales charge (“CDSC”) of 1.00%, which is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less. A financial intermediary may impose different CDSC waivers. CDSC waiver variations specific to certain financial intermediaries are described in Appendix A.

The distributor will receive all sales charges and Rule 12b-1 fees for the purchase of Advisor Class C shares of the Fund without a dealer of record.

Additional information regarding sales load breakpoints is available in the Funds’ SAI. The Funds also provide information regarding the purchase of shares, sales charges and breakpoint eligibility free of charge on their website at www.kineticsfunds.com.

Unique Characteristics of the Fund Structure
Unlike other mutual funds that directly acquire and manage their own portfolio securities, each Fund invests all of its investable assets in a Portfolio that is a series of a separately registered investment company. The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.

In addition to selling a beneficial interest to a Fund or Funds, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in such Portfolio on the same terms and conditions and would pay a proportionate share of such Portfolio’s expenses. However, other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Funds should be aware that these differences would result in differences in returns experienced in the different funds that invest in a Portfolio. Such differences in returns are also present in other mutual fund structures.

Smaller funds investing in a Portfolio could be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large feeder fund were to withdraw from a Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk. However, that possibility also exists for traditionally structured funds that have large or institutional investors. Funds with a greater pro rata ownership in a Portfolio could have effective voting control of such Portfolio.

Certain changes in a Portfolio’s objective, policies or restrictions might require the Company to withdraw the corresponding Fund’s interest in such Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Portfolio). A Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund.

The Company’s Board of Directors retains its right to withdraw any Fund’s investment from a Portfolio at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund’s shareholders. The Fund would then resume investing directly in individual securities of other issuers or invest in another Portfolio of the Trust.

The SAI contains more information about each Fund and Portfolio, the Master/Feeder Fund Structure and the types of securities in which each Portfolio may invest.

Counsel and Independent Registered Public Accounting Firm

Legal matters in connection with the issuance of shares of common stock of each Fund are passed upon by Faegre Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996.

Tait, Weller & Baker LLP, Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia, PA 19102, is the independent registered public accounting firm for the Funds.

Description of Indexes

The Bloomberg Barclays U.S. 1-3 Year Credit Bond Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar denominated and have a remaining maturity of greater than or equal to one year and less than three years.

The Bloomberg Barclays U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The Index includes multiple types of government and corporate-issued bonds, some of which are asset-backed.

The Bloomberg Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings. The index excludes emerging markets debt.

The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

S&P 600® SmallCap Index measures the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

The MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of March 31, 2020, the MSCI EAFE® Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and the United States.

The MSCI ACWI (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. As of March 31, 2020, the MSCI ACWI consists of 49 country indices comprising 23 developed and 26 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and the United States. The emerging market country indices included are: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

Financial Highlights

The financial highlights tables set forth below are intended to help you understand each Fund’s financial performance for the last five fiscal years. Most of the information reflects financial results with respect to a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions).

The financial information provided was audited by Tait, Weller & Baker LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report and incorporated by reference into the SAI, both of which are available upon request, or by following the hyperlink to the Annual Report.

The financial highlights tables set forth below are for the Advisor Class A shares and Advisor Class C shares of the Alternative Income Fund, Internet Fund, Global Fund, Paradigm Fund, Medical Fund, Small Cap Fund, Market Opportunities Fund and Multi-Disciplinary Income Fund.

The Alternative Income Fund – Advisor Class A

	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017		For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$96.24	$96.38	$94.44		$91.02	$88.69
Income from Investment Operations:
Net investment income (loss)(2)	1.13	0.66	(0.16)		(0.24)	(0.22)
Net realized and unrealized gain (loss) on investments	1.00	(0.03)	2.10		3.65	2.55
Total from Investment Operations	2.13	0.63	1.94		3.41	2.33
Redemption Fees	—	—	0.00	(3)	0.01	—
Less Distributions:
From net investment income	(1.33)	(0.77)	—		—	—
Total Distributions	(1.33)	(0.77)	—		—	—
Net Asset Value, End of Year	$97.04	$96.24	$96.38		$94.44	$91.02
Total return(4)	2.22%	0.65%	2.05%		3.76%	2.63%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$856	$932	$1,501		$2,458	$1,565
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.26%	2.13%	2.00%		2.03%	1.99%
After expense reimbursement	1.20%	1.20%	1.20%		1.20%	1.20%
Ratio of net investment income (loss) to average net assets:	1.16%	0.69%	(0.17)%		(0.26)%	(0.24)%
Portfolio turnover rate(5)	0%	0%	0%		1%	6%

(1)	Information presented relates to a share of capital stock outstanding for each year.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3)	Amount calculated is less than $0.005.

(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.

(5)	Portfolio turnover of The Alternative Income Portfolio.

The Alternative Income Fund – Advisor Class C

	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$92.65	$92.73	$91.33	$88.46	$86.60
Income from Investment Operations:
Net investment income (loss)(2)	0.62	0.17	(0.62)	(0.68)	(0.65)
Net realized and unrealized gain (loss) on investments	0.98	(0.04)	2.02	3.55	2.48
Total from Investment Operations	1.60	0.13	1.40	2.87	1.83
Redemption Fees	—	—	—	—	0.03
Less Distributions:
From net investment income	(0.84)	(0.21)	—	—	—
Total Distributions	(0.84)	(0.21)	—	—	—
Net Asset Value, End of Year	$93.41	$92.65	$92.73	$91.33	$88.46
Total return	1.71%	0.15%	1.53%	3.23%	2.15%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$711	$1,107	$1,513	$1,640	$1,356
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.76%	2.63%	2.50%	2.53%	2.49%
After expense reimbursement	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of net investment income (loss) to average net assets:	0.66%	0.19%	(0.67)%	(0.76)%	(0.74)%
Portfolio turnover rate(3)	0%	0%	0%	1%	6%

(1)	Information presented relates to a share of capital stock outstanding for each year.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3)	Portfolio turnover of The Alternative Income Portfolio.

The Internet Fund – Advisor Class A

	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$25.00	$49.27	$37.57	$40.07	$54.51
Income from Investment Operations:
Net investment income (loss)(2)	(0.31)	(0.57)	0.24	(0.75)	(0.95)
Net realized and unrealized gain (loss) on investments	6.83	(12.97)	21.09	1.68	(2.14)
Total from Investment Operations	6.52	(13.54)	21.33	0.93	(3.09)
Redemption Fees	—	0.03	0.01	—	—
Less Distributions:
From net realized gains	(0.49)	(10.76)	(9.64)	(3.43)	(11.35)
Total Distributions	(0.49)	(10.76)	(9.64)	(3.43)	(11.35)
Net Asset Value, End of Year	$31.03	$25.00	$49.27	$37.57	$40.07
Total return(3)	26.08%	(27.47)%	57.06%	2.32%	(5.65)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$2,296	$2,481	$4,185	$1,923	$2,978
Ratio of operating expenses to average net assets:	2.09%	2.09%	2.09%	2.12%	2.07%
Ratio of net investment income (loss) to average net assets:	(1.01)%	(1.30)%	0.54%	(1.93)%	(1.76)%
Portfolio turnover rate(4)	1%	15%	44%	2%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.

(4)	Portfolio turnover of The Internet Portfolio.

The Internet Fund – Advisor Class C

	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$21.18	$44.24	$34.52	$37.27	$51.81
Income from Investment Operations:
Net investment income (loss)(2)	(0.39)	(0.70)	0.02	(0.88)	(1.15)
Net realized and unrealized gain (loss) on investments	5.78	(11.61)	19.30	1.56	(2.04)
Total from Investment Operations	5.39	(12.31)	19.32	0.68	(3.19)
Redemption Fees	—	0.01	0.04	—	—
Less Distributions:
From net realized gains	(0.49)	(10.76)	(9.64)	(3.43)	(11.35)
Total Distributions	(0.49)	(10.76)	(9.64)	(3.43)	(11.35)
Net Asset Value, End of Year	$26.08	$21.18	$44.24	$34.52	$37.27
Total return	25.45%	(27.86)%	56.36%	1.83%	(6.14)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$943	$1,065	$1,847	$704	$848
Ratio of operating expenses to average net assets:	2.59%	2.59%	2.59%	2.62%	2.57%
Ratio of net investment income (loss) to average net assets:	(1.51)%	(1.80)%	0.04%	(2.43)%	(2.26)%
Portfolio turnover rate(3)	1%	15%	44%	2%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3)	Portfolio turnover of The Internet Portfolio.

The Global Fund – Advisor Class A

	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018		For the Year Ended December 31, 2017		For the Year Ended December 31, 2016		For the Year Ended December 31, 2015
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$5.45		$7.15		$5.19		4.57		$5.31
Income from Investment Operations:
Net investment income (loss)(2)	(0.02)		(0.04)		0.09		(0.02)		(0.03)
Net realized and unrealized gain (loss) on investments	1.17		(1.66)		2.45		0.66		(0.71)
Total from Investment Operations	1.15		(1.70)		2.54		0.64		(0.74)
Redemption Fees	0.00	(3)	0.00	(3)	0.06		0.00	(3)	—
Less Distributions:
From net investment income	—		—		(0.09)		—		—
From net realized gains	—		(0.00)	(3)	(0.55)		(0.02)		(0.00)	(3)
Total Distributions	—		(0.00)	(3)	(0.64)		(0.02)		(0.00)	(3)
Net Asset Value, End of Year	$6.60		$5.45		$7.15		$5.19		$4.57
Total return(4)	21.10%		(23.72)%		50.29%		14.03%		(13.89)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$1,331		$1,012		$1,523		$309		$376
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.78%		2.78%		3.32%	(6)	3.29%		3.12%
After expense reimbursement	1.64%		1.64%		2.01%	(6)	1.64%		1.64%
Ratio of net investment income (loss) to average net assets:	(0.24)%		(0.55)%		1.44%		(0.42)%		(0.54)%
Portfolio turnover rate(5)	5%		28%		169%		11%		16%

(1)	Information presented relates to a share of capital stock outstanding for each year.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3)	Amount calculated is less than $0.005.

(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.

(5)	Portfolio turnover of The Global Portfolio.

(6)	The ratio of expenses includes a tax expense. The expense ratio excluding the tax expense was 2.94% before expense reimbursement and 1.64% after expense reimbursement.

The Global Fund – Advisor Class C

	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Year Ended December 31, 2017		For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$5.12	$6.76		$4.99		$4.41	$5.16
Income from Investment Operations:
Net investment income (loss)(2)	(0.04)	(0.07)		0.05		(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments	1.10	(1.57)		2.34		0.64	(0.70)
Total from Investment Operations	1.06	(1.64)		2.39		0.60	(0.75)
Redemption Fees	—	—		—		—	—
Less Distributions:
From net investment income	—	—		(0.07)		—	—
From net realized gains	—	(0.00)	(3)	(0.55)		(0.02)	(0.00)	(3)
Total Distributions	—	(0.00)	(3)	(0.62)		(0.02)	(0.00)	(3)
Net Asset Value, End of Year	$6.18	$5.12		$6.76		$4.99	$4.41
Total return	20.70%	(24.20)%		48.02%		13.63%	(14.48)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$4,969	$4,284		$5,542		$1,920	$1,614
Ratio of operating expenses to average net assets:
Before expense reimbursement	3.28%	3.28%		3.82%	(5)	3.79%	3.62%
After expense reimbursement	2.14%	2.14%		2.51%	(5)	2.14%	2.14%
Ratio of net investment income (loss) to average net assets:	(0.74)%	(1.05)%		0.94%		(0.92)%	(1.04)%
Portfolio turnover rate(4)	5%	28%		169%		11%	16%

(1)	Information presented relates to a share of capital stock outstanding for each year.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3)	Amount calculated is less than $0.005.

(4)	Portfolio turnover of The Global Portfolio.

(5)	The ratio of expenses includes a tax expense. The expense ratio excluding the tax expense was 3.44% before expense reimbursement and 2.14% after expense reimbursement.

The Paradigm Fund – Advisor Class A

	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$39.95	$46.99	$36.69	$30.53	$33.39
Income from Investment Operations:
Net investment loss(2)	(0.47)	(0.61)	(0.43)	(0.43)	(0.39)
Net realized and unrealized gain (loss) on investments	12.52	(2.12)	10.73	6.59	(2.47)
Total from Investment Operations	12.05	(2.73)	10.30	6.16	(2.86)
Redemption Fees(3)	0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—	—	—	—	—
From net realized gains	(0.53)	(4.31)	—	—	—
Total Distributions	(0.53)	(4.31)	—	—	—
Net Asset Value, End of Year	$51.47	$39.95	$46.99	$36.69	$30.53
Total return(4)	30.15%	(5.79)%	28.07%	20.18%	(8.57)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$115,580	$95,503	$108,029	$103,921	$129,707
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.97%	1.98%	1.99%	2.00%	1.96%
After expense reimbursement	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment loss to average net assets:	(0.96)%	(1.18)%	(1.07)%	(1.36)%	(1.17)%
Portfolio turnover rate(5)	1%	3%	14%	2%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3)	Amount calculated is less than $0.005.

(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.

(5)	Portfolio turnover of The Paradigm Portfolio.

The Paradigm Fund – Advisor Class C

	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$37.12	$44.21	$34.68	$29.01	$31.88
Income from Investment Operations:
Net investment loss(2)	(0.66)	(0.81)	(0.60)	(0.56)	(0.53)
Net realized and unrealized gain (loss) on investments	11.61	(1.97)	10.13	6.23	(2.34)
Total from Investment Operations	10.95	(2.78)	9.53	5.67	(2.87)
Redemption Fees(3)	0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—	—	—	—	—
From net realized gains	(0.53)	(4.31)	—	—	—
Total Distributions	(0.53)	(4.31)	—	—	—
Net Asset Value, End of Year	$47.54	$37.12	$44.21	$34.68	$29.01
Total return	29.49%	(6.27)%	27.48%	19.55%	(9.00)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$113,300	$100,718	$118,924	$111,973	$114,008
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.47%	2.48%	2.49%	2.50%	2.46%
After expense reimbursement	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment loss to average net assets:	(1.46)%	(1.68)%	(1.57)%	(1.86)%	(1.67)%
Portfolio turnover rate(4)	1%	3%	14%	2%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3)	Amount calculated is less than $0.005.

(4)	Portfolio turnover of The Paradigm Portfolio.

The Medical Fund – Advisor Class A

	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017		For the Year Ended December 31, 2016		For the Year Ended December 31, 2015
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$22.50	$24.33	$25.71		$29.57		$29.71
Income from Investment Operations:
Net investment income(2)	0.26	0.19	0.17		0.12		0.00	(3)
Net realized and unrealized gain (loss) on investments	3.28	0.11	2.53		(2.55)		1.90
Total from Investment Operations	3.54	0.30	2.70		(2.43)		1.90
Redemption Fees	—	—	0.00	(3)	0.00	(3)	0.00	(3)
Less Distributions:
From net investment income	(0.28)	(0.17)	(0.18)		(0.10)		(0.07)
From net realized gains	(0.35)	(1.96)	(3.90)		(1.33)		(1.97)
Total Distributions	(0.63)	(2.13)	(4.08)		(1.43)		(2.04)
Net Asset Value, End of Year	$25.41	$22.50	$24.33		$25.71		$29.57
Total return(4)	15.74%	1.36%	10.43%		(8.24)%		6.34%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$1,137	$1,319	$2,986		$3,687		$6,241
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.59%	2.48%	2.40%		2.33%		2.24%
After expense reimbursement	1.64%	1.64%	1.64%		1.64%		1.64%
Ratio of net investment income to average net assets:	1.09%	0.78%	0.61%		0.44%		0.00%
Portfolio turnover rate(5)	6%	0%	0%		0%		12%

(1)	Information presented relates to a share of capital stock outstanding for each year.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3)	Amount calculated is less than $0.005.

(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.

(5)	Portfolio turnover of The Medical Portfolio.

The Medical Fund – Advisor Class C

	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$21.69	$23.57	$24.99	$28.82	$29.15
Income from Investment Operations:
Net investment income (loss)(2)	0.13	0.07	0.03	(0.02)	(0.16)
Net realized and unrealized gain (loss) on investments	3.16	0.11	2.45	(2.48)	1.87
Total from Investment Operations	3.29	0.18	2.48	(2.50)	1.71
Redemption Fees	—	—	—	—	—
Less Distributions:
From net investment income	(0.09)	(0.10)	—	—	(0.07)
From net realized gains	(0.35)	(1.96)	(3.90)	(1.33)	(1.97)
Total Distributions	(0.44)	(2.06)	(3.90)	(1.33)	(2.04)
Net Asset Value, End of Year	$24.54	$21.69	$23.57	$24.99	$28.82
Total return	15.18%	0.90%	9.86%	(8.69)%	5.81%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$169	$320	$383	$422	$608
Ratio of operating expenses to average net assets:
Before expense reimbursement	3.09%	2.98%	2.90%	2.83%	2.74%
After expense reimbursement	2.14%	2.14%	2.14%	2.14%	2.14%
Ratio of net investment income (loss) to average net assets:	0.59%	0.28%	0.11%	(0.06)%	(0.50)%
Portfolio turnover rate(3)	6%	0%	0%	0%	12%

(1)	Information presented relates to a share of capital stock outstanding for each year.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3)	Portfolio turnover of The Medical Portfolio.

The Small Cap Opportunities Fund – Advisor Class A

	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$49.81	$49.81	$39.55	$31.88	$36.43
Income from Investment Operations:
Net investment loss(2)	(0.43)	(0.48)	(0.42)	(0.43)	(0.43)
Net realized and unrealized gain (loss) on investments	13.74	0.48	10.68	8.10	(4.12)
Total from Investment Operations	13.31	—	10.26	7.67	(4.55)
Redemption Fees(3)	0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—	—	—	—	—
Total Distributions	—	—	—	—	—
Net Asset Value, End of Year	$63.12	$49.81	$49.81	$39.55	$31.88
Total return(4)	26.72%	0.00%	25.94%	24.06%	(12.47)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$11,986	$10,505	$11,735	$13,694	$14,857
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.00%	1.99%	2.03%	2.01%	1.98%
After expense reimbursement	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment loss to average net assets:	(0.73)%	(0.85)%	(0.99)%	(1.28)%	(1.19)%
Portfolio turnover rate(5)	4%	3%	9%	4%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3)	Amount calculated is less than $0.005.

(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.

(5)	Portfolio turnover of The Small Cap Opportunities Portfolio.

The Small Cap Opportunities Fund – Advisor Class C

	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016		For the Year Ended December 31, 2015
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$47.53	$47.77		$38.12	$30.88		$35.47
Income from Investment Operations:
Net investment loss(2)	(0.69)	(0.73)		(0.61)	(0.58)		(0.59)
Net realized and unrealized gain (loss) on investments	13.09	0.49		10.26	7.82		(4.00)
Total from Investment Operations	12.40	(0.24)		9.65	7.24		(4.59)
Redemption Fees	—	0.00	(3)	—	0.00	(3)	—
Less Distributions:
From net investment income	—	—		—	—		—
Total Distributions	—	—		—	—		—
Net Asset Value, End of Year	$59.93	$47.53		$47.77	$38.12		$30.88
Total return	26.09%	(0.50)%		25.31%	23.45%		(12.92)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$10,544	$8,373		$8,135	$8,426		$8,840
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.50%	2.49%		2.53%	2.51%		2.48%
After expense reimbursement	2.39%	2.39%		2.39%	2.39%		2.39%
Ratio of net investment loss to average net assets:	(1.23)%	(1.35)%		(1.49)%	(1.78)%		(1.69)%
Portfolio turnover rate(4)	4%	3%		9%	4%		2%

(1)	Information presented relates to a share of capital stock outstanding for each year.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3)	Amount calculated is less than $0.005.

(4)	Portfolio turnover of The Small Cap Opportunities Portfolio.

The Market Opportunities Fund – Advisor Class A

	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Year Ended December 31, 2017		For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$21.49	$26.41		$18.07		$15.04	$16.59
Income from Investment Operations:
Net investment income (loss)(2)	(0.07)	(0.21)		0.11		(0.19)	(0.19)
Net realized and unrealized gain (loss) on investments	4.89	(2.72)		8.37		3.22	(1.36)
Total from Investment Operations	4.82	(2.93)		8.48		3.03	(1.55)
Redemption Fees	—	0.00	(3)	0.00	(3)	—	0.00	(3)
Less Distributions:
From net investment income	(0.02)	—		(0.14)		—	—
From net realized gains	—	(1.99)		—		—	—
Total Distributions	(0.02)	(1.99)		(0.14)		—	—
Net Asset Value, End of Year	$26.29	$21.49		$26.41		$18.07	$15.04
Total return(4)	22.42%	(11.10)%		46.91%		20.15%	(9.34)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$6,868	$6,426		$7,557		$4,537	$4,502
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.09%	2.11%		2.17%		2.22%	2.15%
After expense reimbursement	1.65%	1.89%		1.89%		1.89%	1.89%
Ratio of net investment income (loss) to average net assets:	(0.26)%	(0.78)%		0.56%		(1.21)%	(1.16)%
Portfolio turnover rate(5)	4%	8%		35%		5%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3)	Amount calculated is less than $0.005.

(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.

(5)	Portfolio turnover of The Market Opportunities Portfolio.

The Market Opportunities Fund – Advisor Class C

	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$20.61	$25.53	$17.51	$14.65	$16.24
Income from Investment Operations:
Net investment income (loss)(2)	(0.18)	(0.33)	0.01	(0.26)	(0.27)
Net realized and unrealized gain (loss) on investments	4.67	(2.60)	8.07	3.12	(1.32)
Total from Investment Operations	4.49	(2.93)	8.08	2.86	(1.59)
Redemption Fees	—	—	—	—	—
Less Distributions:
From net investment income	—	—	(0.06)	—	—
From net realized gains	—	(1.99)	—	—	—
Total Distributions	—	(1.99)	(0.06)	—	—
Net Asset Value, End of Year	$25.10	$20.61	$25.53	$17.51	$14.65
Total return	21.79%	(11.48)%	46.12%	19.52%	(9.79)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$10,051	$8,517	$8,139	$4,428	$4,079
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.59%	2.61%	2.67%	2.72%	2.65%
After expense reimbursement	2.15%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment income (loss) to average net assets:	(0.76)%	(1.28)%	0.06%	(1.71)%	(1.66)%
Portfolio turnover rate(3)	4%	8%	35%	5%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3)	Portfolio turnover of The Market Opportunities Portfolio.

The Multi-Disciplinary Income Fund – Advisor Class A

	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017		For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$10.41	$10.96	$10.90		$10.27	$10.75
Income from Investment Operations:
Net investment income(2)	0.42	0.41	0.34		0.40	0.34
Net realized and unrealized gain (loss) on investments	0.49	(0.54)	0.13		0.63	(0.60)
Total from Investment Operations	0.91	(0.13)	0.47		1.03	(0.26)
Redemption Fees	—	—	0.00	(3)	—	0.00	(3)
Less Distributions:
From net investment income	(0.42)	(0.42)	(0.41)		(0.40)	(0.21)
From net realized gains	—	—	—		—	(0.01)
Total Distributions	(0.42)	(0.42)	(0.41)		(0.40)	(0.22)
Net Asset Value, End of Year	$10.90	$10.41	$10.96		$10.90	$10.27
Total return(4)	8.81%	(1.18)%	4.40%		10.17%	(2.46)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$1,852	$2,811	$4,640		$6,935	$8,754
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.29%	2.22%	2.16%		2.10%	2.04%
After expense reimbursement	1.74%	1.74%	1.74%		1.74%	1.74%
Ratio of net investment income to average net assets:	3.85%	3.81%	3.12%		3.77%	3.13%
Portfolio turnover rate(5)	0%	2%	16%		9%	10%

(1)	Information presented relates to a share of capital stock outstanding for each year.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3)	Amount calculated is less than $0.005.

(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.

(5)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.

The Multi-Disciplinary Income Fund – Advisor Class C

	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$10.29	$10.86	$10.79	$10.18	$10.65
Income from Investment Operations:
Net investment income(2)	0.36	0.35	0.29	0.34	0.28
Net realized and unrealized gain (loss) on investments	0.50	(0.54)	0.14	0.62	(0.58)
Total from Investment Operations	0.86	(0.19)	0.43	0.96	(0.30)
Redemption Fees	—	—	—	—	—
Less Distributions:
From net investment income	(0.37)	(0.38)	(0.36)	(0.35)	(0.16)
From net realized gains	—	—	—	—	(0.01)
Total Distributions	(0.37)	(0.38)	(0.36)	(0.35)	(0.17)
Net Asset Value, End of Year	$10.78	$10.29	$10.86	$10.79	$10.18
Total return	8.40%	(1.83)%	4.00%	9.51%	(2.84)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$6,831	$7,727	$6,987	$7,790	$9,266
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.79%	2.72%	2.66%	2.60%	2.54%
After expense reimbursement	2.24%	2.24%	2.24%	2.24%	2.24%
Ratio of net investment income to average net assets:	3.35%	3.31%	2.62%	3.27%	2.63%
Portfolio turnover rate(3)	0%	2%	16%	9%	10%

(1)	Information presented relates to a share of capital stock outstanding for each year.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.

Appendix A
Financial Intermediary Sales Charge Variations

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from a Fund or through a financial intermediary. Specific intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers, which are discussed below. In all instances, it is the shareholder’s responsibility to notify the Fund or the shareholder’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary listed below, shareholders will have to purchase Fund shares directly from a Fund or through another intermediary to receive Fund imposed waivers or discounts. Please see “Description of Advisor Classes” starting on page 84 of this Prospectus for information about such waivers and discounts.

Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”)
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Funds’ Prospectuses or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Merrill Lynch
The front-end sales charge on Advisor Class A shares of the Funds available through Merrill Lynch are waived for the following purchases:

•
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the plan is a group plan (more than one participant), the shares are not held in a commission-based brokerage account and shares are held in the name of the plan through an omnibus account.
•
Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)
•
Shares purchased through a Merrill Lynch affiliated investment advisory program
•
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
•
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
•
Shares of funds purchased through the Merrill Edge Self-Directed platform
•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the Kinetics Mutual Funds family)
•
Shares exchanged from Class C (i.e., level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
•
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
•
Directors or Trustees of the Fund, and employees of the Funds’ investment adviser or any of its affiliates, as described in this Prospectus
•
Eligible shares purchased from the proceeds of redemptions within the same Kinetics Mutual Funds family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement. Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement

A-1

CDSC Waivers on Advisor Class A and Advisor Class C Shares available at Merrill Lynch
•
Death or disability of the shareholder
•
 Shares sold as part of a systematic withdrawal plan as described in the Funds’ Prospectus
•
Return of excess contributions from an IRA Account
•
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching pursuant to the Internal Revenue Code
•
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
•
Shares acquired through a right of reinstatement
•
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to Advisor Class A and Advisor Class C shares only)
•
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

Front-end Sales Charge Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
•
Breakpoints as described in this Prospectus.
•
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
•
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within the Kinetics Mutual Funds family, through Merrill Lynch, over a 13-month period of time

Morgan Stanley Smith Barney LLC (“Morgan Stanley”)

Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•	Shares purchased through a Morgan Stanley self-directed brokerage account

•
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

A-2

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

•	Shares purchased in an investment advisory program.

•
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A, B and C shares available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

•	Return of excess contributions from an IRA Account.

•
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation, and/or letters of intent

•	Breakpoints as described in this prospectus.

•
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

•
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

A-3

Kinetics Mutual Funds, Inc.

The Alternative Income Fund	The Small Cap Opportunities Fund
The Internet Fund	The Market Opportunities Fund
The Global Fund	The Multi-Disciplinary Income Fund
The Paradigm Fund
The Medical Fund

Investment Adviser and Shareholder Servicing Agent	Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, NY 10016

Legal Counsel	Faegre Drinker Biddle & Reath LLP One Logan Square Suite 2000 Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP Two Liberty Place 50 South 16th Street, Suite 2900, Philadelphia, PA 19102

Distributor	Kinetics Funds Distributor LLC 470 Park Avenue South New York, NY 10016

Transfer Agent, Fund Accountant, and Administrator	U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202

Custodian	U.S. Bank N.A. 1555 N. RiverCenter Drive, Suite 302 Milwaukee, WI 53212

You may obtain the following and other information on the Funds free of charge:

Statement of Additional Information (SAI) dated April 29, 2020
The SAI of the Funds provides more details about each Fund’s policies and management. The Funds’ SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for each Fund provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year.

To receive any of these documents or the Funds’ Prospectus, free of charge, to request additional information about the Company or to make shareholder inquiries, please contact us:

By Telephone:	By Internet:
(800) 930-3828	http://www.kineticsfunds.com

By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701

Additionally, the foregoing Fund documents are available on the Funds’ website listed above.

SEC:
Reports and other information about each Fund are available on the EDGAR Database on the SEC’s website at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

1940 Act File No. 811-09303

No Load, Institutional, and Advisor Class A and C

KINETICS MUTUAL FUNDS, INC.

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2020

Fund	Ticker Symbol
	No Load Class	Advisor Class A	Advisor Class C	Institutional Class
The Alternative Income Fund	KWINX	KWIAX	KWICX	KWIIX
The Internet Fund	WWWFX	KINAX	KINCX	N/A
The Global Fund	WWWEX	KGLAX	KGLCX	N/A
The Paradigm Fund	WWNPX	KNPAX	KNPCX	KNPYX
The Medical Fund	MEDRX	KRXAX	KRXCX	N/A
The Small Cap Opportunities Fund	KSCOX	KSOAX	KSOCX	KSCYX
The Market Opportunities Fund	KMKNX	KMKAX	KMKCX	KMKYX
The Multi-Disciplinary Income Fund	KMDNX	KMDAX	KMDCX	KMDYX

Each of the series, (individually, a “Fund” and collectively, the “Funds”) of Kinetics Mutual Funds, Inc. (the “Company”) is in a master/feeder fund structure. Each Fund is a feeder fund to a corresponding series (individually, a “Portfolio” and collectively, the “Portfolios”) of Kinetics Portfolios Trust (the “Trust”). Unlike many other investment companies that directly acquire and manage their own portfolios of securities, the Funds seek their investment objectives by investing all of their investable assets in a Portfolio. Each Portfolio, other than the Alternative Income Portfolio, the Global Portfolio and the Multi-Disciplinary Income Portfolio which are diversified, is an open-end, non-diversified investment company with investment objectives, strategies and policies that are substantially identical to those of a Fund.

This Statement of Additional Information (“SAI”) provides general information about each of the Funds and the Portfolios. This SAI is not a Prospectus and should be read in conjunction with the relevant Fund’s current No Load Class Prospectus, Institutional Class Prospectus, Advisor Class A and Advisor Class C Prospectus each dated April 29, 2020, as supplemented and amended from time to time, which are incorporated herein by reference. To obtain a copy of the Funds’ Prospectuses, please write or call the Funds at the address or telephone number below. To obtain a copy of the Portfolios’ Prospectus and SAI dated April 29, 2020, that provide general information about the Portfolios and are incorporated herein by reference, please write or call the Funds at the address or telephone number shown below.

Kinetics Mutual Funds, Inc.
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
Phone: 1-800-930-3828

The financial statements, accompanying notes and report of independent registered public accounting firm appearing in the Company’s most recent annual report to shareholders are incorporated by reference into this SAI. A Fund’s annual report may be obtained free of charge upon request by writing or calling the Funds at the address or telephone number shown above.

2

General Information about Kinetics Mutual Funds, Inc.

The Company is a Maryland corporation, established on March 26, 1999. The Company is comprised of several series of mutual funds, all of which are open‑end investment companies. This SAI pertains to the No Load, Institutional, Advisor Class A and Advisor Class C shares of the Funds, each a series of the Company. The Trust is a Delaware statutory trust, established on March 14, 2000. The Trust is comprised of several series of mutual funds, all of which are open‑end investment companies. The Company also offers an additional open-end fund, the Kinetics Spin-Off and Corporate Restructuring Fund, which is not described in this SAI. The principal business office for the Company and the Trust is located at 470 Park Avenue South New York, New York 10016.

General Information about the Investment Adviser

Horizon Kinetics Asset Management LLC (“Kinetics” or “Adviser” or “Investment Adviser”) is a Delaware limited liability corporation that serves as the investment adviser to the Portfolios. The Adviser provides investment advisory services to the Company and the Trust, a family of nine mutual funds, with discretionary management authority over approximately $3.76 billion in assets at March 31, 2020. The Investment Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC.

On April 24, 2019, Kinetics Asset Management LLC (“KAM”), the Portfolios’ former investment adviser, reorganized into Horizon Asset Management LLC (“HAM”), following which HAM was renamed Horizon Kinetics Asset Management LLC. Both KAM and HAM were wholly-owned subsidiaries of Horizon Kinetics LLC.
As part of the reorganization, the Portfolios’ investment advisory agreement was transferred from KAM to the Investment Adviser, and the Investment Adviser replaced KAM as the Portfolios’ investment adviser. The reorganization resulted in no other change to the terms of the investment advisory agreement, including the advisory fee rates. Further, the portfolio managers, all of whom are now employees of the Investment Adviser, have not changed as a result of the reorganization. KAM was advised by legal counsel that the reorganization did not result in an “assignment” of the investment advisory agreement (as such term is defined in the 1940 Act).

Capitalization

The authorized capitalization of the Company consists of 1 billion shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Funds. All shares issued are fully paid and non-assessable. Each holder of common stock has one vote for each share held. Voting rights are non-cumulative.

The authorized capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Portfolios. All shares issued are fully paid and non‑assessable. Each holder of shares of beneficial interest has one vote for each share held. Voting rights are non-cumulative.

Title and Description of Share Classes

The Company and the Trust currently consist of nine and eight series each, respectively. Under the Company’s Articles of Incorporation and a Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended (“1940 Act”), each Fund is permitted to offer several classes of shares as follows: No Load Class, Institutional Class, Advisor Class A and Advisor Class C. Advisor Class A shares are subject to a front‑end

3

sales load and a Rule 12b-1 fee as described in the applicable Prospectus. Advisor Class C shares are subject to a Rule 12b‑1 fee and contingent deferred sales charge as described in the applicable Prospectus.

All Classes are sold primarily to individuals who purchase shares through Kinetics Funds Distributor LLC (“KFD” or the “Distributor”), the Company’s distributor. The expenses incurred pursuant to the Rule 12b‑1 Plans will be borne solely by Advisor Class A and Advisor Class C shares of the applicable Funds and constitute the only expenses allocated on a Class by Class basis.

The Institutional Class is currently offered only by the Alternative Income Fund, Paradigm Fund, the Small Cap Opportunities Fund, the Market Opportunities Fund and the Multi-Disciplinary Income Fund.

Rights of Each Share Class

Each share of common stock of a Fund is entitled to one vote in electing Directors and other matters that may be submitted to shareholders for a vote. All shares of all Classes of each Fund generally have equal voting rights. However, matters affecting only one particular Fund or Class of shares can be voted on only by shareholders in that Fund or Class. Only shareholders of Advisor Class A or Advisor Class C shares will be entitled to vote on matters submitted to a shareholder vote with respect to the Rule 12b‑1 Plan applicable to such Class. All shareholders are entitled to receive dividends when and as declared by the Board of Directors from time to time and as further discussed in the Prospectuses.

Fund Structure

Unlike other mutual funds that directly acquire and manage their own portfolio securities, the Funds invest all of their investable assets in the corresponding Portfolios, which are separately registered investment companies. Each Portfolio, in turn, invests in securities using the strategies described in the Prospectuses. Accordingly, a shareholder’s interest in a Portfolio’s underlying investment securities is indirect. In addition to selling a beneficial interest to the Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in a Portfolio on the same terms and conditions and would pay a proportionate share of a Portfolio’s expenses. However, other mutual fund or institutional investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than a Fund. Shareholders of a Fund should be aware that these differences would result in differences in returns experienced by the different mutual funds or institutional investors of a Portfolio. Such differences in return are also present in other mutual fund structures. In addition, a Master/Feeder Fund structure such as the structure used by each Fund, may serve as an alternative for large, institutional investors in a Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund’s current operational structure. The Fund structure may also allow each Fund to stabilize its expenses and achieve certain operational efficiencies. No assurance can be given, however, that the Fund structure will result in the Funds stabilizing their expenses or achieving greater operational efficiencies.

The Funds’ methods of operation and shareholder services are not materially affected by their investment in the Portfolios, except that the assets of the Funds may be managed as part of a larger pool of assets. Since the Funds invest all of their assets in the respective Portfolios, they hold only beneficial interests in the Portfolios; the Portfolios invest directly in individual securities of other issuers.

Certain changes in a Portfolio’s objective, policies and/or restrictions may require the Company to withdraw a Fund’s interest in the corresponding Portfolio. Any withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio. The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. The Company’s Board of Directors retains the right to

4

withdraw the investments of any Fund from its corresponding Portfolio at any time if the Company’s Board of Directors determines that such withdrawal would be in the best interest of the Fund’s shareholders. The Fund would then invest all of its assets directly in individual securities of other issuers or invest in another Portfolio of the Trust.

Smaller funds investing in the Portfolios may be materially affected by the actions of larger funds investing in the Portfolios. For example, if a large fund withdraws from a Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolios may become less diverse, resulting in increased portfolio risk. However, this possibility also exists for traditionally structured funds that have large or institutional investors.

Funds with a greater pro rata ownership in a Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Company is requested to vote on matters pertaining to a Portfolio, the Company will hold a meeting of shareholders of the corresponding Fund or Funds and will cast all of its votes in the Portfolio in the same proportion as the Fund’s shareholders. Shares of a Fund for which no voting instructions have been received will be voted in the same proportion as those shares for which instructions are received.

Non-Diversification of Investments

The Portfolios, except the Alternative Income Portfolio, the Global Portfolio and the Multi-Disciplinary Income Portfolio, and the Funds, except the Alternative Income Fund, the Global Fund and the Multi-Disciplinary Income Fund, are non-diversified under the 1940 Act, which means that there is no restriction as to how much the Portfolios/Funds may invest in the securities of any one issuer. However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), the Portfolios/Funds intend to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code. Pursuant to these requirements, at the end of each taxable quarter, each Portfolio/Fund, among other things, will not have investments in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies) of more than 25% of the value of each Portfolio/Fund’s total assets. In addition, each Portfolio/Fund, with respect to 50% of its total assets, will not have investments in the securities of any issuer greater than 5% of the Portfolio/Fund’s total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer. As non-diversified investment companies, the Portfolios/Funds may be subject to greater risks than diversified companies because of the larger impact of fluctuation in the values of securities of fewer issues.

Diversification

Each of the Alternative Income Portfolio, the Global Portfolio and the Multi-Disciplinary Income Portfolio, and each of the Alternative Income Fund, the Global Fund and the Multi-Disciplinary Income Fund, is a diversified investment company. This means that, with respect to 75% of each Portfolio/Fund’s total assets, the Portfolio/Fund may not invest more than 5% of its total assets in the securities of a single issuer or hold more than 10% of the voting securities of such issuer. This does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities.

Under applicable federal securities laws, the diversification of an investment company’s holdings is measured at the time the investment company purchases a security. However, if a Portfolio/Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Portfolio/Fund’s total assets due to movements in the financial markets. If the market affects several securities held by the Portfolios/Funds, the Portfolios/Funds may have a greater percentage of their assets invested in securities of fewer issuers. Accordingly, the Portfolios/Funds are subject to the risk that their performance may be hurt disproportionately by the poor performance of relatively few securities despite the Portfolios/Funds qualifying as diversified investment companies.

5

Description of the Funds

With the exception of the Multi-Disciplinary Income Fund, the investment objectives listed below are fundamental objectives and therefore cannot be changed without the approval of shareholders. The investment objective of the Multi-Disciplinary Income Fund is non-fundamental and can be changed without the approval of shareholders upon 60 days’ notice to shareholders.

The Alternative Income Fund

The Alternative Income Fund is a diversified fund with a primary investment objective of providing current income and gains and a secondary investment objective of obtaining long-term growth of capital. The Fund seeks to achieve its objectives by investing all of its investable assets in the Portfolio. Under normal circumstances, the Alternative Income Portfolio will hold a portfolio of fixed income and equity securities and implement equity option strategies intended to generate returns from the collection of option premiums. The Alternative Income Portfolio may invest up to 100% of its net assets in fixed income securities, derivatives, stocks and cash or cash equivalents that may be committed as collateral for option strategies. The Fund should not be used as a trading vehicle.

The Internet Fund

The Internet Fund is a non‑diversified fund with an investment objective of long-term growth of capital. The Fund seeks to obtain current income as a secondary objective. The Fund is designed for long‑term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long‑term capital growth. The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio. Except during temporary defensive periods, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)), of U.S. and foreign companies engaged in the Internet and Internet‑related activities. The Internet Portfolio may also invest in exchange-traded funds (“ETFs”) and purchase and write options for hedging purposes and/or direct investment and whose businesses are vastly improved through the distribution of content and reduction of costs with the use of the Internet, such as content providers, computer hardware and software, venture capital, Internet service providers, Internet portals, wireless/broadband access, e-commerce, financial service companies, auction houses, and telecommunications. The Fund should not be used as a trading vehicle.

The Global Fund

The Global Fund is a diversified fund with an investment objective of long-term growth of capital. The Fund is designed for long‑term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long‑term capital growth. The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio. Except during temporary defensive periods, the Portfolio invests at least 65% of its net assets plus any borrowings for investment purposes in equity securities of foreign and U.S. companies listed on publicly traded exchanges in countries around the world, and in ETFs. The Fund should not be used as a trading vehicle.

The Paradigm Fund

The Paradigm Fund is a non‑diversified fund with an investment objective of long-term growth of capital. The Fund is designed for long‑term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long‑term capital growth. The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio. Except during temporary defensive periods, the Portfolio

6

invests at least 65% of its net assets in the common stocks, convertible securities, warrants and other securities having the characteristics of common stocks (such as ADRs, GDRs, and IDRs) of U.S. and foreign companies, and in ETFs. The Portfolio will invest in companies that the Investment Adviser believes are undervalued, that have high returns on equity, and that are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The Fund should not be used as a trading vehicle.

The Medical Fund

The Medical Fund is a non‑diversified fund with an investment objective of long-term growth of capital. The Fund is designed for long‑term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long‑term capital growth. The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio. Except during temporary defensive periods, the Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other securities having the characteristics of common stocks (such as ADRs, GDRs, and IDRs) of U.S. and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, such as pharmaceutical development companies, surgical and medical instrument manufacturers and developers, pharmaceutical manufacturers, and biotech and medical research companies. The Portfolio may also invest in ETFs. The Fund should not be used as a trading vehicle.

The Small Cap Opportunities Fund

The Small Cap Opportunities Fund is a non‑diversified fund with an investment objective of long-term growth of capital. The Fund is designed for long‑term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long‑term capital growth. The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio. Except during temporary, defensive periods, at least 80% of the Portfolio’s net assets plus any borrowings for investment purposes will be invested in common stocks, convertible securities, warrants and other securities having the characteristics of common stocks (such as ADRs, GDRs, and IDRs) of U.S. and foreign small capitalization companies that provide attractive valuation opportunities. The Portfolio may also invest in ETFs. The Fund should not be used as a trading vehicle.

The Market Opportunities Fund

The Market Opportunities Fund is a non-diversified fund with an investment objective of long-term capital growth. The Fund is designed for long‑term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long‑term capital growth. The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio. Except during temporary defensive periods, the Market Opportunities Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs) of U.S. and foreign companies involved in capital markets or related to capital markets, as well as companies involved in the gaming industry, and in ETFs that invest significantly in such securities. Capital market companies include companies that are engaged in or derive a substantial portion of their revenue from activities with a publicly traded securities exchange, such as equity exchanges and commodity exchanges, including but not limited to clearing firms and brokerage houses. The Market Opportunities Portfolio may also purchase and write options for hedging purposes and/or direct investment. The Fund should not be used as a trading vehicle.

The Multi-Disciplinary Income Fund

The Multi-Disciplinary Income Fund is a diversified fund with an investment objective of total return. The Fund seeks to achieve its objective by investing all of its investable assets in its corresponding Portfolio. The Portfolio’s

7

investment objective is non-fundamental and can be changed without the approval of shareholders upon 60 days’ notice to shareholders. The Portfolio utilizes a two-part investment strategy, which includes fixed-income components, including fixed-income ETFs and derivatives components. The Portfolio’s fixed-income component focuses primarily on high-yield corporate bonds, issued principally in the United States. Except during temporary defensive periods, the Portfolio will invest at least 65% of its investable assets in fixed-income securities, derivatives and cash or cash equivalents committed as collateral for written options contracts. The Portfolio’s option strategy component focuses on the use of options on companies that the Investment Adviser believes have unique business attributes and/or long-term unique fundamental business characteristics. The companies that are targeted for various option strategies undergo a fundamental analysis by the Investment Adviser to understand such business as completely as possible. The Fund should not be used as a trading vehicle.

Investment Restrictions

The investment restrictions of each Fund may be changed only with the approval of the holders of a majority of a Fund’s outstanding voting securities. The investment restrictions of each Portfolio may be changed only with the approval of the holders of a majority of a Portfolio’s outstanding voting securities. As used in this SAI, “a majority of a Fund’s (or Portfolio’s) outstanding voting securities” means the lesser of (1) 67% of the shares of common stock/beneficial interest of the Fund/Portfolio represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of common stock/beneficial interest of the Fund/Portfolio. Unless otherwise noted, each Fund and their corresponding Portfolio have adopted and are subject to substantially identical fundamental investment restrictions.

1.	Each Fund/Portfolio will not act as underwriter for securities of other issuers.

2.	Each Fund/Portfolio will not make loans amounting to more than 33 1/3% of its total assets (including any collateral posted) or 50% of its total assets (excluding any collateral posted).

3.
With respect to 50% of its total assets, each Fund/Portfolio will not invest in the securities of any issuer if as a result the Fund/Portfolio holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer. This policy shall not be deemed violated to the extent that each Fund invests all of its investable assets in their respective Portfolios.

4.
Each Fund/Portfolio will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require the untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that (a) with respect to each Fund/Portfolio other than the Multi-Disciplinary Income Fund/Portfolio, each Fund/Portfolio may enter into futures contracts and related options and (b) with respect to the Multi-Disciplinary Income Fund/Portfolio, to the extent permitted by the 1940 Act.

5.
Each Fund/Portfolio (other than the Alternative Income Fund/Portfolio and the Multi-Disciplinary Income Fund/Portfolio) will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available. The Alternative Income Fund/Portfolio will not invest more than 15% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available. This policy shall not be deemed violated to the extent that the Funds invest all of their investable assets in the respective Portfolios.

6.
The Alternative Income Fund/Portfolio will not invest in the securities of any one industry with the exception of securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, if, as a result, more

8

than 25% of the Fund’s/Portfolio’s total net assets would be invested in the securities of such industries. This policy shall not be deemed violated to the extent that the Fund invests all its investable assets in the Portfolio.

7.
The Internet Fund/Portfolio will not invest in the securities of any one industry except the Internet and Internet-related industries, with the exception of securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, if as a result, more than 20% of the Fund’s/Portfolio’s total net assets would be invested in the securities of such industries. Except during temporary defensive periods, at least 80% of the Fund’s/Portfolio’s total net assets will be invested in the securities of domestic and foreign companies that are engaged in the Internet and Internet-related activities. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

8.
The Paradigm Fund/Portfolio will not invest in the securities of any one industry, with the exception of securities issued or guaranteed by the U.S. government, its agencies, and instrumentalities, if as a result more than 20% of the Fund’s/Portfolio’s total net assets would be in the securities of such industries. This policy shall not be deemed violated to the extent that the Paradigm Fund invests all of its investable assets in the Portfolio.

9.
The Medical Fund/Portfolio will not invest in the securities of any one industry except in domestic and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, with the exception of securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, if as a result, more than 20% of the Fund’s/Portfolio’s total net assets would be invested in the securities of such industry. Except during temporary defensive periods, not less than 80% of the Fund’s/Portfolio’s total net assets will be invested in the securities of companies engaged in the medical research, pharmaceutical and technology industries and related technology industries, generally, with an emphasis toward publicly traded entities engaged in cancer research and drug development. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

10.
The Small Cap Opportunities Fund/Portfolio will not invest in the securities of any one industry, with the exception of securities issued or guaranteed by the U.S. government, its agencies, and instrumentalities, if as a result, more than 20% of the Fund’s/Portfolio’s total net assets would be invested in the securities of such industry. Except during temporary defensive periods, at least 80% of the Fund’s/Portfolio’s net assets plus any borrowings for investment purposes will be invested in the securities of domestic and foreign small capitalization companies that provide attractive valuation opportunities due to lack of institutional ownership, lack of significant analyst coverage, or short-term earnings disappointments. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

11.
The Market Opportunities Fund/Portfolio will not invest in the securities of any one industry, except in the securities of U.S. and foreign companies engaged in capital markets or related to capital markets and in the gaming industry, with the exception of securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, if, as a result, more than 20% of the Portfolio’s total net assets would be invested in the securities of such industry. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

12.
The Global Fund/Portfolio, and the Multi-Disciplinary Income Fund/Portfolio will not invest in the securities of any one industry, with the exception of securities issued or guaranteed by the U.S. government, its agencies, and instrumentalities, if, as a result, more than 25% of the Portfolio’s total net assets would be invested in the securities of such industry. This policy shall not be deemed violated to the extent that the Funds invest all of their investable assets in their respective Portfolios.

9

13.
The Funds/Portfolios will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Funds/Portfolios may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

14.	The Funds/Portfolios will not issue senior securities.

Non-Fundamental Investment Limitations

The following are the Funds’ and Portfolios’ non-fundamental operating policies that may be changed by the Board of Directors of the Company and the Board of Trustees of the Trust, respectively, without shareholder approval.

1.
The Internet Fund/Portfolio, the Medical Fund/Portfolio and the Small Cap Opportunities Fund/Portfolio will not make any changes in their respective investment policies of investing at least 80% of net assets in the investments suggested by a Fund’s/Portfolio’s name without first providing the Fund’s/Portfolio’s shareholders with at least 60 days’ prior notice.

2.
The Multi-Disciplinary Income Fund/Portfolio will not invest more than 15% of the value of its total assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available. This policy shall not be deemed violated to the extent that the Multi-Disciplinary Income Fund invests all of its investable assets in the Multi-Disciplinary Income Portfolio.

Investment Policies and Associated Risks

The following paragraphs provide a more detailed description of the Funds’ and Portfolios’ investment policies and risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI pertain to each Fund and their corresponding Portfolio. Furthermore, unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors of the Company and the Board of Trustees of the Trust, respectively, without shareholder approval.

Common and Preferred Stock; Convertible Securities

Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preferred stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

Short Sales

The Multi-Disciplinary Income Portfolio and the Alternative Income Portfolio may enter into short sales. Short sales are transactions in which a fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender amounts equal to any dividend that accrues during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium or a negative rebate (short rebate), which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

10

Until the Portfolio replaces a borrowed security in connection with a short sale, the Portfolio will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange Commission (the “SEC”).

The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, negative rebate (short rebate) or amounts in lieu of interest the Portfolio may be required to pay in connection with a short sale.

Warrants

Each Portfolio may purchase, and the Multi-Disciplinary Income Portfolio may also sell short, warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying shares. The purchase of warrants involves the risk that a Portfolio could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

Debt Securities

The Portfolios may invest in (and the Multi-Disciplinary Income Portfolio may invest all of its assets in) convertible and non-convertible debt obligations without regard to rating, and as a result, the Portfolios may purchase or hold securities in the lowest rating categories.  Debt securities in these lowest investment grade categories are considered to be below investment grade securities that may not have adequate capacity to pay principal or that otherwise generally lack the characteristics of desirable investments.  As compared to debt securities with higher ratings, these “high risk” securities are vulnerable to nonpayment and depend to a larger degree upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  With the exception of the Multi-Disciplinary Income Portfolio, at no time will the Portfolios have more than 20% of their respective total assets, and for the Alternative Income Portfolio 50% of its total assets, invested in any debt securities that are rated below investment grade or if the security is unrated, of comparable quality as determined by the Adviser, either at the time of purchase or as a result of a reduction in rating after purchase.  Please see “Appendix A” to this SAI for a description of debt security ratings.

The fixed-income securities in which the Portfolios may invest are generally subject to interest rate risk, credit risk, market risk and call risk.

Interest Rate Risk. The risk that when interest rates increase, fixed-income securities held by a Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. The longer the duration of a bond, the more a change in interest rates affects the bond’s price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction. The risks associated with changes in interest rates may have unpredictable effects on the markets and the Portfolios' investments. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities. Fluctuations

11

in interest rates may also affect the liquidity of fixed income securities and instruments held by a Portfolio. Other types of securities also may be adversely affected from an increase in interest rates.

Credit Risk. This risk relates to the ability of the issuer to meet interest and principal payments, as they become due.  The ratings given a security by rating services such as Moody’s Investors Service, Inc. (“Moody’s”) and S & P Global (“S&P”) provide a generally useful guide as to such credit risk.  The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security.  Increasing the amount of Portfolio assets invested in unrated or lower-grade securities, while intended to increase the yield produced by those assets, will also increase the credit risk to which those assets are subject.

Market Risk.  All mutual funds are affected by changes in the economy and swings in investment markets.  These can occur within or outside the U.S. or worldwide, and may affect only particular companies or industries.

Call Risk.  The risk that an issuer will exercise its right to pay principal on an obligation held by a Portfolio (such as an asset-backed security) earlier than expected.  This may happen when there is a decline in interest rates.  Under these circumstances, a Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

When-Issued and Delayed Delivery Transactions

Each Portfolio may purchase short-term obligations on a when-issued or delayed delivery basis. These transactions are arrangements in which the Portfolios purchase securities with payment and delivery scheduled for a future time. The seller’s failure to complete these transactions may cause the Portfolios to miss a price or yield considered advantageous. Settlement dates may be a month or more after entering into these transactions and the market values of the securities purchased may vary from the purchase prices.

The Portfolios may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, each Portfolio may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. A Portfolio may realize short-term profits or losses upon the sale of such commitments.

These transactions are made to secure what is considered to be an advantageous price or yield for a Portfolio. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Portfolio sufficient to make payment for the securities to be purchased are segregated on the Portfolio’s records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled. The Portfolios do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their assets.

In addition, recently finalized rules of the Financial Industry Regulatory Authority (“FINRA”) include mandatory margin requirements that require a Portfolio to post collateral in connection with its to be announced (“TBA”) transactions. There is no similar requirement applicable to a Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to a Portfolio and impose added operational complexity.

Exchange-Traded Funds (ETFs)

Each Portfolio may invest in open-end investment companies whose shares are listed for trading on a national securities exchange or the Nasdaq Market System. ETF shares typically trade like shares of common stock and provide investment results that generally correspond to the price and yield performance of the component stocks of

12

a widely recognized index such as the S&P 500® Index. There can be no assurance, however, that this can be accomplished as it may not be possible for an ETF to replicate the composition and relative weightings of the securities of its corresponding index. ETFs are subject to risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. Individual shares of an ETF are generally not redeemable at their net asset value (“NAV”), but trade on an exchange during the day at prices that are normally close to, but not the same as, their NAV. There is no assurance that an active trading market will be maintained for the shares of an ETF or that market prices of the shares of an ETF will be close to their NAV.

Leveraged ETFs contain all of the risks that non-leveraged ETFs present. Additionally, to the extent a Portfolio invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the Portfolio will indirectly be subject to leveraging risk. The more these ETFs invest in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Because leverage tends to exaggerate the effect of any increase or decrease in the value of an ETF’s portfolio securities or other investments, leverage will cause the value of an ETF’s shares to be more volatile than if the ETF did not use leverage. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause a leveraged ETF to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where a leveraged ETF, for any reason, is unable to close out the transaction. In addition, to the extent a leveraged ETF borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the ETF’s investment income, resulting in greater losses. Such ETFs often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance (or inverse of the performance) of their underlying index or benchmark during the same period of time, which may be enhanced during the periods of increased market volatility. These investment vehicles may be extremely volatile and can potentially expose an investing Portfolio to theoretically unlimited losses.

Investments in securities of ETFs beyond the limitations set forth in Section 12(d)(1)(A) of the 1940 Act are subject to certain terms and conditions set forth in an exemptive order issued by the SEC to the ETF. Under Sections 12(d)(l)(A) and (B) of the 1940 Act, each Portfolio may invest only up to 5% of its total assets in the securities of any one investment company (ETF or other mutual fund, including closed-end fund), but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Portfolio if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Portfolio; and (ii) the Portfolio has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1½%. An investment company that issues shares to a Portfolio pursuant to paragraph 12(d)(l)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. Each Portfolio (or the Adviser acting on behalf of a Portfolio) must comply with the following voting restrictions: when the Portfolio exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Portfolio, the Portfolio will either seek instruction from the Portfolio’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Portfolio in the same proportion as the vote of all other holders of such security. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to a mutual fund’s own expenses.

13

Each Portfolio may also acquire investment company shares received or acquired as dividends, through offers of exchange or as a result of reorganization, consolidation or merger. The purchase of shares of other investment companies may result in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs and investment advisory and administrative fees.

Investment Company Securities

Each Portfolio may invest in securities issued by other investment companies to the extent permitted by the 1940 Act. Under Sections 12(d)(l)(A) and (B) of the 1940 Act, each Portfolio may invest only up to 5% of its total assets in the securities of any one investment company (ETF or other mutual fund, including closed-end fund), but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Portfolio if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Portfolio; and (ii) the Portfolio has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1½%. An investment company that issues shares to a Portfolio pursuant to paragraph 12(d)(l)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. Each Portfolio (or the Adviser acting on behalf of a Portfolio) must comply with the following voting restrictions: when the Portfolio exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Portfolio, the Portfolio will either seek instruction from the Portfolio’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Portfolio in the same proportion as the vote of all other holders of such security. Because other investment companies employ an investment adviser, such investments by each Portfolio may cause shareholders to bear duplicate fees. In addition, Rule 12d1-1 under the 1940 Act permits a Portfolio to invest an unlimited amount of its uninvested cash in a money market fund so long as, among other things, said investment is consistent with a Portfolio’s investment objectives and policies, as applicable. Rule 12d3-1 of the 1940 Act also permits a Portfolio to own up to 5% of its total assets in securities of any one broker, dealer, underwriter or investment adviser if, among other things, the broker, dealer, underwriter or investment adviser derived less than 15% of its gross revenues from securities related activities, and (i) immediately after the acquisition of any debt security, the Portfolio owns not more than 10% of the outstanding principal amount of the issuer’s debt securities and (ii) immediately after the acquisition of equity securities, a Portfolio does not own more than 5% of the outstanding securities of that class of equity security. As a shareholder in an investment company, a Portfolio would bear its pro rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses.

Restricted and Illiquid Investments

Pursuant to Rule 22e-4 under the 1940 Act, the Portfolios/Funds may invest up to 15% of their net assets in illiquid investments. An illiquid investment is an investment that a Portfolio/Fund reasonably expects cannot be sold or disposed of in current market conditions within seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Restricted securities are any securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) and are illiquid. For purposes of each Fund’s/ Portfolio’s limitation on purchases of illiquid investments described in “Investment Restrictions” above, securities that are not registered under the 1933 Act and are determined to be liquid based upon a review of the trading markets for the specific restricted security will not be included. This practice could increase the level of illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

The Company and the Trust have implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. If the limitation on illiquid investments is exceeded, other than by a

14

change in market values, the condition will be reported to the Board of Directors of the Company and the Board of Trustees of the Trust, and when required, to the SEC.

Depositary Receipts

The Portfolios may each invest in ADRs and in other forms of depositary receipts, such as IDRs and GDRs. Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. In particular, ADRs represent the right to receive securities of foreign issuers deposited in a bank or other depositary. ADRs are traded in the United States and the prices of ADRs are quoted in U.S. dollars. Investments in depositary receipts involve certain inherent risks generally associated with investments in foreign securities, including the following:

Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self‑sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR’s underlying portfolio securities denominated in that currency. Such changes will affect a Portfolio to the extent that the Portfolio is invested in ADRs comprised of foreign securities.

Taxes. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Portfolios and that may ultimately be available for distribution to the Portfolios’ and Funds’ shareholders.

Derivatives

Buying Call and Put Options. Each of the Portfolios may purchase call options. Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of the security that a Portfolio intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction cost.

Each of the Portfolios may purchase put options. By buying a put, a Portfolio has the right to sell a security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction cost. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

Writing (Selling) Call and Put Options. Each Portfolio may write covered options on equity and debt securities and indices. The Multi-Disciplinary Income Portfolio may write up to 100% of its assets in put options on equity and,

15

to a limited extent, debt securities and indices, for hedging or non-hedging purposes. The Multi-Disciplinary Income Portfolio may also write more than 5% of its net assets on covered call options on equity and debt securities and indices. In the case of call options, so long as a Portfolio is obligated as the writer of a call option, it will own the underlying security subject to the option, however, index options and sector/industry based ETF options will be considered covered if the Portfolio holds a portfolio of securities substantially correlated with the movement of the index (or, to the extent it does not hold such a portfolio, segregates liquid assets in an amount equal to the value of the option on a daily, marked-to-market basis). In the case of put options, it will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

Covered call options written by a Portfolio give the holder the right to buy the underlying securities from the Portfolio at a stated exercise price. A call option written by a Portfolio is “covered” if the Portfolio owns the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio or, in the case of index options and sector/industry based ETF options, will be considered covered if the Portfolio holds a portfolio of securities substantially correlated with the movement of the index. A call option is also covered if a Portfolio holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash and high grade debt securities in a segregated account with its custodian bank. The Portfolios may purchase securities, which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Portfolios. A Portfolio’s turnover may increase through the exercise of a call option; this will generally occur if the market value of a “covered” security increases and a Portfolio has not entered into a closing purchase transaction.

As a writer of an option, each Portfolio receives a premium less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, the existing supply and demand, and the interest rates.

The writer of a call option may have no control over when the underlying securities must be sold because the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Exercise of a call option by the purchaser will cause a Portfolio, as applicable, to forego future appreciation of the securities covered by the option. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. Thus during the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price. It retains the risk of the loss should the price of the underlying security or foreign currency decline. Writing call options also involves risks relating to a Portfolio’s ability to close out the option it has written.

Each Portfolio may write exchange-traded call options on its securities. Call options may be written on portfolio securities indices, or foreign currencies. With respect to securities and foreign currencies, each Portfolio may write call and put options on an exchange or over-the-counter. Call options on portfolio securities will be covered since a Portfolio, as applicable, will own the underlying securities. Call options on securities indices will be written only to hedge in an economically appropriate way portfolio securities that are not otherwise hedged with options or financial futures contracts and will be “covered” by identifying the specific portfolio securities being hedged. Options on foreign currencies will be covered by securities denominated in that currency. Options on securities indices will be covered by securities that substantially replicate the movement of the index.

16

A put option on a security, security index, or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index, or foreign currency at the exercise price at any time during the option period. When a Portfolio writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, a Portfolio remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls bellows the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, a Portfolio may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received. Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price. A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price. However, the writer of the put option has retained the opportunity for appreciation above the exercise price should the market price of the underlying security or foreign currency increase. Writing put options also involves risks relating to a Portfolio’s ability to close out the option that it has written.

The writer of an option who wishes to terminate its obligation may effect a “closing purchase transaction” by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer’s position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. There is also no guarantee that a Portfolio will be able to effect a closing purchase transaction for the options it has written.

Effecting a closing purchase transaction in the case of a written call option will permit a Portfolio to write another call option on the underlying security with a different exercise price, expiration date, or both. Effecting a closing purchase transaction will also permit a Portfolio to use cash or proceeds from the investments. If a Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing purchase transaction before or at the same time as the sale of the security.

A Portfolio will realize a profit from a closing purchase transaction if the price of the transaction is less than the premium received from writing the option. Likewise, a Portfolio will realize a loss from a closing purchase transaction if the price of the transaction is more than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Portfolio.

Writing Over-The-Counter (“OTC”) Options. Each Portfolio, except the Multi-Disciplinary Income Portfolio, may engage in options transactions that trade on the OTC market to the same extent that it intends to engage in exchange-traded options. The Multi-Disciplinary Income Portfolio may invest to a limited extent in OTC options. Just as with exchange-traded options, OTC options give the holder the right to buy an underlying security from, or sell an underlying security to, an option writer at a stated exercise price. However, OTC options differ from exchange-traded options in certain material respects.

OTC options are arranged directly with dealers and not, as is the case with exchange-traded options, through a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done by reference to information obtained from market makers. Since OTC options are available for a greater variety

17

of securities and in a wider range of expiration dates and exercise prices, the writer of an OTC option is paid the premium in advance by the dealer.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. There can be no assurance that a continuously liquid secondary market will exist for any particular option at any specific time. Consequently, a Portfolio may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Portfolio writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The staff of the SEC has often taken the position that purchased OTC options and the assets used to “cover” written OTC options are illiquid securities.

The Portfolios will adopt procedures for engaging in OTC options transactions for the purpose of reducing any potential adverse effect of such transactions on the liquidity of the Portfolios.

Futures Contracts. Each Portfolio may buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking or delivery of cash, in most cases each Portfolio expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

Each Portfolio will incur brokerage fees when it purchases and sells stock index futures contracts, and at the time a Portfolio purchases or sells a stock index futures contract, it must make a good faith deposit known as the “initial margin.” Thereafter, a Portfolio may need to make subsequent deposits, known as “variation margin,” to reflect changes in the level of the stock index. Each Portfolio may buy or sell a stock index futures contract so long as the sum of the amount of margin deposits on open positions with respect to all stock index futures contracts does not exceed 10% of the Alternative Income Portfolio’s total assets or 5% of each other Portfolio’s net assets.

To the extent a Portfolio enters into a stock index futures contract, it will maintain with its custodian bank (to the extent required by the rules of the SEC) assets in a segregated account to cover its obligations or in futures or options accounts with custodial brokers. Such assets may consist of cash, cash equivalents, or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial and variation margin payments.

Risks Associated With Options and Futures. Although the Portfolios may each write covered call options and purchase and sell stock index futures contracts to hedge against declines in market value of their portfolio securities, the use of these instruments involves certain risks. As the writer of covered call options, a Portfolio receives a premium but loses any opportunity to profit from an increase in the market price of the underlying securities, though the premium received may partially offset such loss.

18

Although stock index futures contracts may be useful in hedging against adverse changes in the value of investment securities, they are derivative instruments that are subject to a number of risks. During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of a Portfolio’s investments. In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations. Changes in the market value of a Portfolio’s investment securities may differ substantially from the changes anticipated by the Portfolio when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than the initial investment in such a contract.

Successful use of futures contracts depends upon the Adviser’s ability to correctly predict movements in the securities markets generally or of a particular segment of a securities market. No assurance can be given that the Adviser’s judgment in this respect will be correct.

The Commodity Futures Trading Commission and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person may hold or control in a particular futures contract. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. These trading and positions limits will not have an adverse impact on a Portfolio’s strategies for hedging its securities.

Participatory Notes. The Global Portfolio may invest in participatory notes issued by banks or broker-dealers that are designed to replicate the performance of certain issuers and markets. Participatory notes are a type of equity-linked derivative, which generally are traded over-the-counter. The performance results of participatory notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in participatory notes involve the same risks associated with a direct investment in the shares of the companies the notes seek to replicate. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with the Portfolio. Participatory notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and the Portfolio is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuers of the securities underlying such participatory notes. Participatory notes involve transaction costs. Participatory notes may be considered illiquid and, therefore, participatory notes considered illiquid will be subject to the Portfolio’s percentage limitation for investments in illiquid securities.

Interest Rate Swaps, Total Rate of Return Swaps, Credit Swaps, Interest Rate Floors, Caps and Collars and Currency Swaps (The Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio)

The Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio may enter into swap transactions and transactions involving interest rate floors, caps and collars for hedging purposes or to seek to increase total return. These instruments are privately negotiated over-the-counter derivative products. A great deal of flexibility is possible in the way these instruments are structured.  Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.  The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. An interest rate collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Credit swaps are contracts involving the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or, in the case of credit

19

default swaps, the right to receive or make a payment from the other party, upon the occurrence of specific credit events. The Portfolio also may enter into currency swaps, which involve the exchange of the rights of the Portfolio and another party to make or receive payments in specific currencies.

Some transactions, such as interest rate swaps and total rate of return swaps are entered into on a net basis, i.e., the two payment streams are netted out, with the Alternative Income Portfolio or the Multi-Disciplinary Income Portfolio receiving or paying, as the case may be, only the net amount of the two payments.  If the other party to such a transaction defaults, the Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio’s risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive, if any. In contrast, other transactions involve the payment of the gross amount owed. For example, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by the Alternative Income Portfolio or the Multi-Disciplinary Income Portfolio under a swap or an interest rate floor, cap or collar is covered by segregated cash or liquid assets, the Alternative Income Portfolio, the Multi-Disciplinary Income Portfolio and the Adviser believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio’s borrowing restrictions.

Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced debt obligation in the event of a default by the issuer of the debt obligation. The use of credit default swaps may be limited by the Portfolio’s limitation on illiquid investments.

When used for hedging purposes, the Portfolio would be the buyer of a credit default swap contract. In that case, the Portfolio would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or non-U.S. issuer, on the debt obligation. In return, the Portfolio would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. Credit default swaps involve the risk that the investment may expire worthless and would generate income only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk, which is the risk that the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default.

When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

The Portfolio will not enter into a total rate of return, credit, currency or interest rate swap or interest rate floor, cap or collar transaction unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P or Fitch, or A or Prime-1 or better by Moody’s or a comparable rating from another organization that is recognized as a nationally recognized statistical rating organization (“NSRO”) or, if unrated by such rating organization, is determined to be of comparable quality by the Adviser.  If there is a

20

default by the other party to such transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction.  The use of interest rate, total rate of return, credit and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecast of market values, interest rates and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

Under the Dodd-Frank Act, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of OTC swaps with a Portfolio. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through 2020. In addition, regulations that took effect in 2019 require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as a Portfolio, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Portfolio’s ability to terminate existing derivatives agreements or to realize amounts to be received under such agreements.

Distressed Investments

Each Portfolio, other than the Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio, may invest up to 5% of its assets in securities of companies that are in financial distress (i.e., involved in bankruptcy or reorganization proceedings). The Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio may invest up to 15% of its total assets in securities of companies that are in financial distress. These securities may include, among other things, senior or subordinated fixed income securities, common stock, preferred stock, warrants and other kinds of indebtedness. There can be no assurance that the Adviser will correctly evaluate all the factors that could affect the outcome of an investment in these types of securities. Financially distressed securities involve considerable risk that can result in substantial or even total loss on a Portfolio’s investment.

It is often difficult to obtain information as to the true condition of financially distressed securities. These securities are often subject to litigation among the participants in the bankruptcy or reorganization proceedings. Such investments may also be adversely affected by federal and state laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and a bankruptcy court’s power to disallow, reduce, subordinate or disenfranchise particular claims. These and other factors contribute to above-average price volatility and abrupt and erratic movements of the market prices of these securities. In addition, the spread between the bid and asked prices of such securities may be greater than normally expected and it may take a number of years for the market price of such securities to reflect their intrinsic value.

Securities of financially troubled companies require active monitoring and may, at times, require participation in bankruptcy or reorganization proceedings by the Adviser. To the extent that the Adviser becomes involved in such proceedings, the Adviser may have a more active participation in the affairs of the issuer than that assumed generally by a shareholder, and such participation may generate higher legal fees and other transaction costs relating to the investment than would normally be the case.

In bankruptcy and other forms of corporate reorganization, there exists the risk that the reorganization will: (1) be unsuccessful (due to, for example, failure to obtain the necessary approvals); (2) be delayed (for example, until various liabilities, actual or contingent, have been satisfied); or (3) result in a distribution of cash or a new security the value of which will be less than the purchase price of the security in respect to which such distribution was made.

21

Real Estate Investment Trusts (“REITs”) (All Portfolios)

A REIT is a corporation or trust that pools the capital of many investors to purchase income property and/or mortgage loans.

A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through the Portfolio, shareholders of the Fund will bear not only their proportionate share of the expenses of the Portfolio, but also indirectly, similar expenses of underlying REITs.

REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations.

In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

Cyber Security Risk (All Portfolios)

The Portfolios/Funds and their service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Portfolio/Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Portfolios/Funds or their Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Portfolios/Funds. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact a Portfolio’s and Fund’s ability to calculate their NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject a Portfolio/Fund to regulatory fines or financial losses and/or cause reputational damage. A Portfolio/Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which a Portfolio may invest, which could result in material adverse consequences for such issuers and may cause a Portfolio’s investment in such companies to lose value and therefore negatively impact a Portfolio’s and Fund’s NAV.

Operational Risk (All Portfolios/Funds)

The Adviser and other service providers may experience disruptions or operating errors that could negatively impact the Funds/Portfolios. While service providers are required to have appropriate operational risk management policies and procedures, their methods of operational risk management may differ from the Funds’/Portfolios’ in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The Adviser, through its monitoring and oversight of service providers, seeks to ensure that service providers take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors. However, it is not possible for the Adviser

22

or the other service providers to identify all of the operational risks that may affect a Fund or Portfolio or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

Foreign Securities (All Portfolios). Each Portfolio may invest in securities of foreign issuers that are denominated or traded in foreign currencies. Investments in foreign securities involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about the issuers, less market liquidity and political stability. Volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility or price can be greater than in the United States. Future political and economic information, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of principal and interest on foreign obligations. Inability to dispose of Portfolio securities due to settlement problems could result either in losses to a Portfolio due to subsequent declines in value of the securities, or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Portfolios endeavor to achieve the most favorable net results on their portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the United States.

Settlement mechanics (e.g., mail service between the United States and foreign countries) may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Portfolio is uninvested and no return is earned thereon. The inability of a Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities.

Although the Portfolios may invest in securities denominated in foreign currencies, the Portfolios value their securities and other assets in U.S. dollars. As a result, the NAV of a Portfolio’s shares may fluctuate with U.S. dollar exchange rates as well as the price changes of the Portfolio’s securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which a Portfolio makes its investments could reduce the effect of increases and magnify the effect of decreases in the price of the Portfolio’s securities in their local markets. Conversely, a decrease in the value of the U.S. dollar may have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of a Portfolio’s securities in its foreign markets. In addition to favorable and unfavorable currency exchange rate developments, a Portfolio is subject to the possible imposition of exchange control regulations or freezes on convertibility of currency. To the extent consistent with their investment objectives and strategies, the Portfolios may invest in obligations of foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars) as well as foreign branches of foreign banks. These investments involve risks that are different from investments in securities of U.S. banks, including potential unfavorable political and economic developments, different tax provisions, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. To the extent consistent with their investment objectives and strategies, the Portfolios may also invest in Yankee bonds, which are issued by foreign governments and their agencies and foreign corporations but pay interest in U.S. dollars and are typically issued in the United States.

European countries can be significantly affected by the tight fiscal and monetary controls that the European Economic and Monetary Union (“EMU”) imposes for membership. Europe’s economies are diverse, its governments are

23

decentralized, and its cultures vary widely. Several EMU countries have faced budget issues, some of which may have negative long-term effects for the economies of those countries and other EMU countries. There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the EMU. These requirements can severely limit the ability of EMU member countries to implement monetary policy to address regional economic conditions.

In June of 2016, the United Kingdom (the “UK”) approved a referendum to leave the EU, commonly referred to as “Brexit,” which sparked depreciation in the value of the British pound and heightened risk of continued worldwide economic volatility. Pursuant to Article 50 of the Treaty of Lisbon, the UK gave notice in March 2017 of its withdrawal from the EU and commenced negotiations on the terms of withdrawal. Following years of negotiations and multiple withdrawal deadline extensions, the UK withdrew from the EU on January 31, 2020. A transition period, currently set to last through December 31, 2020, will be used for the UK and EU to negotiate their future relationship. The effects of this withdrawal will depend, in part, on agreements the UK negotiates to retain access to EU markets either during the transitional period or more permanently including, but not limited to, current trade and finance agreements. As a result of the UK's exit from the EU, the Funds and the Portfolios may be exposed to volatile trading markets and significant and unpredictable currency fluctuations over a short period of time, and potentially lower economic growth in the UK, Europe and globally. Securities issued by companies domiciled in the UK could be subject to changing regulatory and tax regimes. Banking and financial services companies that operate in the UK or EU could be disproportionately affected by Brexit. Further insecurity in EU membership or the abandonment of the euro could exacerbate market and currency volatility and negatively affect a Portfolio's investments in securities of issuers located in the EU. The effects of these actions, especially if they occur in a disorderly fashion, are not clear but could be significant and far-reaching.

Bitcoin (The Internet Portfolio, the Global Portfolio, the Paradigm Portfolio, the Small Cap Opportunities Portfolio and the Market Opportunities Portfolio)

The Internet Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and the Market Opportunities Portfolio may invest indirectly in bitcoins through a Delaware statutory trust (“Grayscale Bitcoin Trust”) (or such other vehicle). Grayscale Bitcoin Trust offers shares on an ongoing basis through private placements pursuant to the exemption from registration provided by Rule 506(c) under Regulation D of the Securities Act of 1933, as amended.

Bitcoin is a decentralized digital currency that enables instant transfers to anyone, anywhere in the world. Managing transactions in bitcoins occurs via an open source, cryptographic protocol central authority. The Bitcoin Network is an online, end-user-to-end-user network that hosts the public transaction ledger, known as the Blockchain, and the source code that comprises the basis for the cryptographic and algorithmic protocols governing the Bitcoin Network. No single entity owns or operates the Bitcoin Network, the infrastructure of which is collectively maintained by a decentralized user base. As the Bitcoin Network is decentralized, it does not rely on either governmental authorities or financial institutions to create, transmit or determine the value of bitcoins. Rather, the value of bitcoins is determined by the supply of and demand for bitcoins in the global bitcoin exchange market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). The price of bitcoins is set in transfers by mutual agreement or barter as well as the number of merchants that accept bitcoins. Because bitcoins are digital files that can be transferred without the involvement of intermediaries or third parties, there are little or no transaction costs in direct end-user-to-end-user transactions. Bitcoins can be used to pay for goods and services or can be converted to fiat currencies, such as the U.S. dollar, at rates determined by the Bitcoin Exchanges. Additionally, third party service providers such as Bitcoin Exchanges are also used for transfers but they may charge significant fees for processing transactions.

24

The SEC has not asserted regulatory authority over Bitcoin or trading or ownership of Bitcoin and has not expressed the view that Bitcoin should be classified or treated as a security for purposes of U.S. federal securities laws. In fact, senior members of the staff of the SEC have expressed the view that Bitcoin is not a security under the federal securities laws. However, the SEC has commented on Bitcoin and Bitcoin-related market developments and has taken action against investment schemes involving Bitcoin. For example, in a recent letter regarding the SEC’s review of proposed rule changes to list and trade shares of certain Bitcoin-related investment vehicles on public markets, the SEC staff stated that it has significant investor protection concerns regarding the markets for digital assets, including the potential for market manipulation and fraud. In March 2018, it was reported that the SEC was examining as many as 100 investment funds with strategies focused on digital assets. The reported focus of the examinations was on the accuracy of risk disclosures to investors in these funds, digital asset pricing practices, and compliance with rules meant to prevent the theft of investor funds, as well as on information gathering so that the SEC can better understand new technologies and investment products. It has further been reported that some of these funds have received subpoenas from the SEC’s Enforcement Division. The SEC also recently determined that certain digital assets are securities under the U.S. securities laws. In these determinations, the SEC reasoned that the unregistered offer and sale of digital assets can, in certain circumstances, including initial coin offerings (“ICOs”), be considered illegal public offerings of securities. A significant amount of funding for digital asset startups has come from ICOs, and if ICOs are halted or face obstacles, or companies that rely on them face legal action or investigation, it could have a negative impact on the value of digital assets, including Bitcoin.

The CFTC has regulatory jurisdiction over the Bitcoin futures markets. In addition, because the CFTC has determined that Bitcoin is a “commodity” under the U.S. Commodity Exchange Act and the rules thereunder, it has jurisdiction to prosecute fraud and manipulation in the cash, or spot, market for Bitcoin. Beyond instances of fraud or manipulation, the CFTC generally does not oversee cash or spot market exchanges or transactions involving Bitcoin that do not utilize collateral, leverage, or financing. The National Futures Association (“NFA”) is the self-regulatory agency for the U.S. futures industry, and as such has jurisdiction over Bitcoin futures. However, the NFA does not have regulatory oversight authority for the cash or spot market for Bitcoin exchanges or transactions.

Various foreign jurisdictions may, in the near future, adopt laws, regulations or directives that affect cryptocurrency networks, cryptocurrency exchanges and their users. Such laws, regulations or directives may conflict with those of the United States and may negatively impact the acceptance of cryptocurrency by users, merchants and service providers outside the United States and may therefore impede the growth or sustainability of a cryptocurrency’s economy globally, or otherwise negatively affect the value of a cryptocurrency.

Most of the Portfolios contributed all or a portion of their holdings in the Grayscale Bitcoin Trust to a wholly-owned and controlled subsidiary of each Portfolio organized under the laws of the Cayman Islands (individually, a “Cayman Subsidiary” and collectively, the “Cayman Subsidiaries.”) Each Portfolio realized capital gain on the transfer to the extent the value of the transferred Grayscale Bitcoin Trust interest at the time of transfer exceeded its tax basis in the hands of the Portfolio. Each of the Internet, Global and Market Opportunities Portfolios is also the sole shareholder of its respective wholly owned subsidiary organized under Delaware law (collectively, the “Delaware Subsidiaries”, and together with the Cayman Subsidiaries, the “Subsidiaries”) and contributed a portion of its holdings in the Grayscale Bitcoin Trust to its Delaware Subsidiary. Any net gains that a Delaware Subsidiary recognizes on future sales of the contributed Grayscale Bitcoin Trust shares will be subject to federal and state corporate income tax, but the dividends that a Delaware Subsidiary pays to each Portfolio (i.e., those gains, net of the tax paid and any other expenses of the Delaware Subsidiary, such as its management and advisory fees) will be eligible to be treated as “qualified dividend income” under the Internal Revenue Code. In the future, each Portfolio may seek to gain additional exposure to the Grayscale Bitcoin Trust and other similar investments that may not produce qualifying income for the corresponding feeder Fund under the Internal Revenue Code, if held directly, including, potentially, other pooled investment vehicles that provide exposure to digital commodities, by investing up to 25% of the value of its total assets at the time of investment in its Subsidiaries.

25

Generally, a Subsidiary invests primarily in the Grayscale Bitcoin Trust, but may, potentially, invest in other pooled investment vehicles that provide exposure to digital commodities. The Portfolios will invest in their Subsidiaries within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies (“RICs”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code. Unlike the Funds, the Subsidiaries do not, and will not, seek to qualify as RICs.

LIBOR Risk (All Portfolios/Funds)

Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Regulators and industry working groups have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Funds' and Portfolios' performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Funds and Portfolios.

Temporary Investments

Due to the changing nature of the Internet and related companies, the national economy and market conditions, the Internet Fund or the corresponding Portfolio may, as a temporary defensive measure, invest without limitation, in short‑term debt securities and money market securities with a rating of A2-P2 or higher.

Due to the changing nature of the medical research, biopharmaceutical and treatment industry, the national economy and market conditions, the Medical Fund or the corresponding Portfolio may, as a temporary defensive measure, invest without limitation, in short‑term money market securities with a rating of A2-P2 or higher.

To respond to adverse market, economic, political or other conditions, the Alternative Income Portfolio, the Global Portfolio, the Paradigm Portfolio, the Small Cap Opportunities Portfolio, the Market Opportunities Portfolio, and the Multi-Disciplinary Income Portfolio each may invest up to 100% of its assets in high quality, U.S. short-term debt securities and money market instruments.

In order to have funds available for redemption and investment opportunities, each Portfolio may also hold a portion of their assets in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Portfolios will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers’ acceptances purchased by the Portfolios will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. Each Portfolio anticipates that not more than 15% of its total assets will be so invested or held in cash at any given time, except when the Portfolio is in a temporary defensive posture.

Portfolio Turnover

The Funds have each elected to be treated as RICs for federal tax purposes. In order to qualify for the beneficial tax treatment afforded RICs, and to be relieved of federal tax liabilities, RICs must distribute substantially all of their net income to shareholders generally on an annual basis and the Portfolios in which the Funds invest will have to

26

provide those funds. Thus, the Portfolios may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order for the Funds to satisfy the distribution requirement. The Portfolios do not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held. Portfolio turnover rates may vary depending on the volume of buying and selling activities. Rates over 100% annually are considered high. The table below shows the portfolio turnover rates for the past two fiscal years. Portfolio turnover is reported at the Portfolio level.

Portfolio turnover rate for:	Fiscal Year Ended December 31, 2019	Fiscal Year Ended December 31, 2018
The Alternative Income Portfolio	0%	0%
The Internet Portfolio	1%	15%
The Global Portfolio	5%	28%
The Paradigm Portfolio	1%	3%
The Medical Portfolio	6%	0%
The Small Cap Opportunities Portfolio	4%	3%
The Market Opportunities Portfolio	4%	8%
The Multi-Disciplinary Income Portfolio	0%	2%

Management of the Funds and the Portfolios

Board of Directors/Board of Trustees

The management and affairs of the Funds and the Portfolios are supervised by the Board of Directors of the Company and the Board of Trustees of the Trust, respectively (each, a “Board,” and collectively, the “Boards”). Each Board consists of the same eight individuals, five of whom are not “interested persons” of the Company or the Trust as that term is defined in the 1940 Act (“Independent Directors/Trustees”). Each Board establishes policies for the operation of the Funds and the Portfolios and appoints the officers who conduct the daily business of the Funds and the Portfolios. The Boards have appointed Mr. Jay Kesslen, of the Adviser, as their Anti-Money Laundering Officer.

Each Board believes that each of the Director’s/Trustee’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Directors/Trustees lead to the conclusion that each Director/Trustee should serve in such capacity. Among the attributes common to all Directors/Trustees is the ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Directors/Trustees, the Adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Directors/Trustees. A Director’s/Trustee’s ability to perform his duties effectively may have been attained through the Director’s/Trustee’s business, consulting, public service and/or academic positions; experience as a board member of the Company and Trust, other investment funds, or non-profit entities or other organizations; education or professional training; and/or other life experiences. In addition to these shared characteristics, specific details regarding each Director’s/Trustee’s principal occupations during the past five years are included in the table below.

Officers and Directors/Trustees of the Company and the Trust are listed below with their ages, addresses, present positions with the Company and Trust and principal occupations over at least the last five years. Each Director/Trustee may be contacted by writing to the Director/Trustee c/o Kinetics Mutual Funds, Inc., 470 Park Avenue South New York, New York 10016.

27

Independent Directors/Trustees

Name, Address and Age	Position(s) Held with Company/ Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex(1) Overseen by Director/ Trustee	Other Directorships Held by Director/ Trustee(2)
Steven T. Russell (56) c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Independent Director/ Independent Trustee	Indefinite/ 19 years	Professor of Business Law, Suffolk County Community College (1997 to Present); Lawyer, Private Practice (2010 to present).	17	N/A
Douglas Cohen, CPA (58) c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Independent Director/ Independent Trustee	Indefinite/ 19 years	Chief Financial Officer, Sunrise Credit Services, Inc. (2005 to present).	17	N/A
William J. Graham (58) c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Independent Director/ Independent Trustee	Indefinite/ 19 years	Assistant Town Attorney, Town of Islip (April 2016 to present); Attorney, William J. Graham, PC (2001 to present).	17	N/A
Joseph E. Breslin (66) c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Independent Director/ Independent Trustee	Indefinite/ 19 years	Counsel, White Oak Global Advisors, LLC (2016 to present); J.E. Breslin & Co. – Consulting (2010 to 2016).	17
Trustee, Forethought Variable Insurance Trust (23 portfolios); Trustee, BluArc Multi-Strategy Fund (2014-2017); Chairman and Trustee, Northern Lights Fund Trust IV (21 portfolios); Trustee, Hatteras Alternative Mutual Funds Trust (5 portfolios) (2004-2016); Trustee, Underlying Funds Trust (5 portfolios) (2004-2016); Trustee, Director, Hatteras Master Fund, L.P. (2013-2016); Director, Hatteras Core Alternatives TEI Fund, L.P. (2013-2016); Director, Hatteras Core Alternatives Fund, L.P. (2013-2016); Director, Hatteras Core Alternatives Institutional Fund, L.P. (2013-2016); and Director, Hatteras Core Alternatives TEI Institutional Fund, L.P. (2013-2016).

28

Name, Address and Age	Position(s) Held with Company/ Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex(1) Overseen by Director/ Trustee	Other Directorships Held by Director/ Trustee(2)
James M. Breen (61) c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Independent Director/ Independent Trustee	Indefinite/ 11 years	Special Agent, Florida Department of Law Enforcement (FDLE) (2015 to present); Vice President, HBES Consulting, Inc. (2014 to present); Citibank, Senior AML Analyst (2014-2015); Senior Special Agent, Homeland Security Investigations, Miami, FL (2011 to 2014); Assistant Attaché Immigration & Customs Enforcement, Pretoria, South Africa (2008 to 2011).	17	N/A

29

Interested Directors/Trustees & Officers

Name, Address and Age	Position(s) Held with the Company/ Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex(1) Overseen by Director/ Trustee	Other Directorships Held by Director/Trustee(2)
Murray Stahl(3) (66) c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Director/Trustee & Secretary	Indefinite/ 19 years	Chairman, FRMO Corp. (2001 to present) (provides consulting services to private investment funds and research services with respect to marketable securities); Chairman and Chief Investment Officer, Horizon Kinetics LLC, (including Horizon Kinetics Asset Management LLC (investment adviser) (1994 to present); Kinetics Asset Management LLC and Kinetics Advisers, LLC (2000 to 2019); CEO, Horizon Kinetics LLC (2015 to present).	17	Director and Officer of FRMO Corp; Director, Winland Electronics, Inc.; Director and Officer of RENN Fund, Inc. (closed end investment company) (2017-present).
Peter B. Doyle(3) (57) c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Director/Trustee, President & Chairman of the Board	Indefinite/ 17 years	Vice President, Horizon Kinetics Asset Management LLC (1997-2011); Vice President, FMRO Corp. (2001 to present) (provides consulting services to private investment funds and research services with respect to marketable securities); Managing Director, Horizon Kinetics LLC (including Horizon Kinetics Asset Management LLC (an SEC-registered investment adviser) (1994 to present); Kinetics Asset Management LLC and Kinetics Advisers LLC (2000 to 2019)); and President of Kinetics Mutual Funds, Inc. (1998 to present).	17	Director and Officer, FRMO Corp.

30

Name, Address and Age	Position(s) Held with the Company/ Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex(1) Overseen by Director/ Trustee	Other Directorships Held by Director/Trustee(2)
Leonid Polyakov(3) (61) c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Director/Trustee & Treasurer	Indefinite/ 17 years	CFO, Kinetics Asset Management LLC (2000 to 2011); CFO and FINOP, Kinetics Funds Distributor LLC (2002 to 2011); Director, Kinetics Advisers, LLC (2000 to 2011).	17	N/A

(1)	The term “fund complex” refers to the Company and the Trust, which hold themselves out as related for investment purposes.

(2)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or investment companies registered under the 1940 Act.

(3)	Directors/Trustees who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act because of their association with the Adviser and its affiliates.

Officers

Name, Address and Age	Position(s) Held with the Company/Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Andrew M. Fishman (70) c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Chief Compliance Officer	Indefinite/15 years
Associate General Counsel, Horizon Kinetics LLC (2011 to present); General Counsel, Horizon Asset Management, Inc. (1997 to 2011); Secretary, Horizon Asset Management, Inc. (2006 to 2011); Chief Compliance Officer, Kinetics Asset Management, Inc. (1999 to 2011); Chief Compliance Officer, Kinetics Advisers, LLC (2000 to 2011).

Jay H. Kesslen (47) c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Vice President and Assistant Secretary	Indefinite/15 years
General Counsel, Horizon Kinetics LLC (including Horizon Kinetics Asset Management LLC (an SEC-registered investment adviser) (2011 to present), Chief Compliance Officer, Horizon Kinetics LLC (2015-2016), Kinetics Asset Management LLC (2000 to present), Kinetics Advisers LLC (2000 to 2019), Kinetics Funds Distributor LLC (2000 to present), KBD Securities LLC (2000 to present)); FRMO Corp. (2014 to present); Chief Compliance Officer, RENN Fund, Inc. (2017 to present).

31

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Funds and Portfolios rests with the Board of Directors of the Company and Board of Trustees of the Trust, respectively. The Trust, on behalf of each Portfolio, has engaged the Adviser to manage the Portfolios on a day-to-day basis. The Boards are responsible for overseeing the Adviser and other service providers in the operations of the Portfolios in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Company’s Articles of Incorporation and By-laws and the Trust’s Declaration of Trust and By-laws. The Boards meet concurrently in-person at regularly scheduled meetings four times each year. In addition, the Boards may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Directors/Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibility. The Independent Directors/Trustees meet with their independent legal counsel in-person during each quarterly in-person board meeting. As described below, the Boards have established an Audit Committee and a Pricing Committee, and may establish ad hoc committees or working groups from time to time to assist them in fulfilling their oversight responsibilities.

The Boards have appointed Peter B. Doyle, an interested Director/Trustee, to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Boards and to act as liaison with the Trust’s and Company’s service providers, counsel and other Directors/Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by each Board from time to time. The Boards do not have a lead independent Director/Trustee. Each Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview and it allocates areas of responsibility among committees of Directors/Trustees and the full Board in a manner that enhances effective oversight.

The Portfolios, and also the Funds, are subject to a number of risks, including investment, compliance, operational and valuation risks, among others. Risk oversight forms part of each Board’s general oversight of the Portfolios and Funds and is addressed as part of various Board and committee activities. Day-to-day risk management functions are subsumed within the responsibilities of the Adviser and other service providers (depending on the nature of the risk), which carry out the Portfolios’ and Funds’ investment management and business affairs. The Adviser and other service providers employ a variety of processes, procedures and controls to identify various events or circumstances that give rise to risks, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. The Adviser and other service providers have their own independent interests in risk management, and their policies and methods of risk management will depend on their functions and business models. Each Board recognizes that it is not possible to identify all of the risks that may affect the Portfolios and Funds or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Boards require senior officers of the Company and Trust, including the President, Treasurer and Chief Compliance Officer, and the Adviser, to report to the full Boards on a variety of matters at regular and special meetings of the Boards, including matters relating to risk management. The Boards and the Audit Committee also receive regular reports from the Company’s/Trust’s independent registered public accounting firm on internal control and financial reporting matters. The Boards also receive reports from certain of the Company’s/Trust’s other primary service providers on a periodic or regular basis, including the Company’s/Trust’s custodian, distributor and administrator. The Boards may, at any time and in their discretion, change the manner in which they conduct risk oversight.

32

Board Committees

The Boards have two standing committees as described below:

Audit Committee
Members	Description	# of Meetings during Past Fiscal Year
James M. Breen Joseph E. Breslin Douglas Cohen, CPA* William J. Graham Steven T. Russell	Responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Funds/Portfolios.	The Committee met two times during the year ended December 31, 2019.

Pricing Committee
Members	Description	# of Meetings during Past Fiscal Year
James M. Breen Joseph E. Breslin* Douglas Cohen, CPA William J. Graham Steven T. Russell

Responsible for (1) monitoring the valuation of the Portfolios’ securities and other investments; and (2) as required by the Portfolios’ valuation policies, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations shall be reported to the full Board.
The Committee met two times during the year ended December 31, 2019.
* Designates the Chairperson of the respective Committee.

33

Board Interest in the Funds

As of December 31, 2019, the Directors/Trustees owned the following amounts in the Funds and in all of the Funds/Portfolios overseen by the Directors/Trustees:

Name of Director/Trustee	Dollar Range of Equity Securities in the Funds		Aggregate Dollar Range of Equity Securities in All Funds/Portfolios Overseen by Director/Trustee
INDEPENDENT DIRECTORS/TRUSTEES
Steven T. Russell	Alternative Income Fund	None	None
	Internet Fund	None
	Global Fund	None
	Paradigm Fund	None
	Medical Fund	None
	Small Cap Opportunities Fund	None
	Market Opportunities Fund	None
	Multi-Disciplinary Income Fund	None
Douglas Cohen, CPA	Alternative Income Fund	None	$50,001-$100,000
	Internet Fund	None
	Global Fund	None
	Paradigm Fund	$50,001-$100,000
	Medical Fund	None
	Small Cap Opportunities Fund	$10,001-$50,000
	Market Opportunities Fund	$10,001-$50,000
	Multi-Disciplinary Income Fund	None
William J. Graham	Alternative Income Fund	None	$50,0001-$100,000
	Internet Fund	None
	Global Fund	None
	Paradigm Fund	None
	Medical Fund	None
	Small Cap Opportunities Fund	None
	Market Opportunities Fund	None
	Multi-Disciplinary Income Fund	$50,0001-$100,000

34

Name of Director/Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Funds/Portfolios Overseen by Director/Trustee
INDEPENDENT DIRECTORS/TRUSTEES

Joseph E. Breslin	Alternative Income Fund	None	$50,001-$100,000
	Internet Fund	None
	Global Fund	None
	Paradigm Fund	$10,001-$50,000
	Medical Fund	None
	Small Cap Opportunities Fund	None
	Market Opportunities Fund	$10,001-$50,000
	Multi-Disciplinary Income Fund	None
James M. Breen	Alternative Income Fund	None	None
	Internet Fund	None
	Global Fund	None
	Paradigm Fund	None
	Medical Fund	None
	Small Cap Opportunities Fund	None
	Market Opportunities Fund	None
	Multi-Disciplinary Income Fund	None

35

Name of Director/Trustee	Dollar Range of Equity Securities in the Funds		Aggregate Dollar Range of Equity Securities in All Funds/Portfolios Overseen by Director/Trustee
INTERESTED DIRECTORS/TRUSTEES
Murray Stahl	Alternative Income Fund	None	Over $100,000
	Internet Fund	$10,001-$50,000
	Global Fund	None
	Paradigm Fund	Over $100,000
	Medical Fund	None
	Small Cap Opportunities Fund	Over $100,000
	Market Opportunities Fund	Over $100,000
	Multi-Disciplinary Income Fund	$1-$10,000
Leonid Polyakov	Alternative Income Fund	Over $100,000	Over $100,000
	Internet Fund	$10,001-$50,000
	Global Fund	$10,001-$50,000
	Paradigm Fund	Over $100,000
	Medical Fund	$50,001-$100,000
	Small Cap Opportunities Fund	Over $100,000
	Market Opportunities Fund	Over $100,000
	Multi-Disciplinary Income Fund	$50,001-$100,000
Peter B. Doyle	Alternative Income Fund	None	Over $100,000
	Internet Fund	$10,001-$50,000
	Global Fund	Over $100,000
	Paradigm Fund	Over $100,000
	Medical Fund	None
	Small Cap Opportunities Fund	Over $100,000
	Market Opportunities Fund	Over $100,000
	Multi-Disciplinary Income Fund	Over $100,000

Compensation

For their service as Directors of the Company and Trustees of the Trust, the Independent Directors/Independent Trustees receive an aggregate fee of $30,000 per year and $3,000 per Board meeting attended, with an additional $2,000 for each Pricing and/or Audit Committee meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. In addition, each Committee Chairman of the Company and the Trust (such as the Audit Committee or Pricing Committee) receives an additional fee of $5,000 per year for his service as chairman. The “interested persons” who serve as Directors of the Company or Trustees of the Trust receive no compensation for their service as Directors or Trustees. None of the executive officers receive compensation from the Funds or the Portfolios except the Company’s/Trust’s Chief Compliance Officer. The following table provides compensation information for the Directors/Trustees for the year-ended December 31, 2019.

36

Name and Position	Aggregate Compensation From Funds	Pension or Retirement Benefits Accrued as Part of Fund/Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex Paid to Directors/Trustees(2)
Interested Directors/Trustees
Murray Stahl(1)	None	None	None	None
Peter B. Doyle(1)	None	None	None	None
Leonid Polyakov(1)	None	None	None	None
Independent Directors/Trustees
Steven T. Russell	$23,000	None	None	$50,000
Douglas Cohen, CPA	$25,500	None	None	$55,000
William J. Graham	$23,000	None	None	$50,000
Joseph E. Breslin	$23,000	None	None	$55,000
James M. Breen	$23,000	None	None	$50,000

(1)	“Interested person” as defined under the 1940 Act.

(2)	Includes compensation paid by Kinetics Portfolios Trust.

Control Persons and Principal Holders of Securities

The following table provides the name and address of any person who owned of record or beneficially 5% or more of the outstanding shares of a Fund as of April 1, 2020 (a “principal shareholder”). A control person is one who owns beneficially either directly or through controlled companies more than 25% of the voting securities of a company or who acknowledges or asserts the existence of control. For all control persons that are companies, the parent company and jurisdiction under which the control person is organized is also provided.

The Alternative Income Fund (No Load Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services, LLC 499 Washington Boulevard Jersey City, NJ 07310-1995	Fidelity Global Brokerage Group, Inc.	DE	49.94%	Record
Charles Schwab & Co., Inc. Special Custody Account FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105	N/A	N/A	17.46%	Record
LPL Financial Omnibus Customer Account Attn: Lindsay O’Toole 4707 Executive Drive San Diego, CA 92121-3091	N/A	N/A	14.06%	Record
Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers 4800 Deer Lake Drive E Jacksonville, FL 32246-6484	N/A	N/A	6.43%	Record

37

The Alternative Income Fund (Advisor Class A Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
TD Ameritrade Inc. for the Exclusive Benefit of our clients P.O. Box 2226 Omaha, NE 68103-2226	N/A	N/A	20.15%	Record
Morgan Stanley Smith Barney LLC For the exclusive benefit of its Customers 1 New York Plaza, Floor 12 New York, NY 10004-1901	N/A	N/A	17.33%	Record
Kinetics Common Inc. c/o Gateway Center One 1 N Lexington Ave, FL 12, Suite C White Plains, NY 10601-1722	N/A	N/A	14.45%	Record
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	N/A	N/A	10.29%	Record
Raymond James & Associates Inc. FBO Pledged Account 2840 Winkler Avenue Fort Myers, FL 33916-9302	N/A	N/A	8.79%	Record
Raymond James & Associates Inc. FBO Florida Gulf Coast Multiple Listing Service Inc. 2840 Winkler Avenue Fort Myers, FL 33916-9302	N/A	N/A	6.96%	Record
Charles Schwab & Co., Inc. Special Custody Account FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	N/A	N/A	6.06%	Record
Wells Fargo Clearing Services LLC Special Custody Account for the Exclusive Benefit of Customers 2801 Market Street St. Louis, MO 63103-2523	N/A	N/A	5.29%	Record

The Alternative Income Fund (Advisor Class C Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Wells Fargo Clearing Services LLC 2801 Market Street Saint Louis, MO 63103-2523	Wells Fargo Advisors, LLC	DE	42.85%	Record
Ameriprise Financial Services Inc Attn: RPCS 70911 Ameriprise Financial Center Minneapolis, MN 55474-0001	N/A	N/A	17.27%	Record
Kinetics Common Inc. 1 N. Lexington Avenue, Floor 12, Suite C White Plains, NY 10601-1722	N/A	N/A	14.90%	Record

38

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	N/A	N/A	8.19%	Record

The Alternative Income Fund (Institutional Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
UBS WM USA 1000 Harbor Boulevard, 8th Floor Weehawken, NJ 07086-6761	UBS Americas Inc.	DE	42.90%	Record
National Financial Services, LLC 499 Washington Boulevard Jersey City, NJ 07310-1995	N/A	N/A	18.75%	Record
Wells Fargo Clearing Services LLC 2801 Market Street Saint Louis, MO 63103-2523	N/A	N/A	16.38%	Record
Horizon Kinetics LLC 470 Park Avenue South, 3rd Floor New York, NY 10016-6819	N/A	N/A	12.04%	Record

The Internet Fund (No Load Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services, LLC 499 Washington Boulevard Jersey City, NJ 07310-1995	Fidelity Global Brokerage Group, Inc.	DE	29.11%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	N/A	N/A	13.44%	Record
TD Ameritrade, Inc. P.O. Box 2226 Omaha, NE 68103-2226	N/A	N/A	8.05%	Record

The Internet Fund (Advisor Class A Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	Pershing Group LLC	DE	25.36%	Record
Morgan Stanley Smith Barney, LLC 1 New York Plaza, Floor 12 New York, NY 10004-1965	N/A	N/A	23.30%	Record
Ameriprise Financial Services Inc. 707 2nd Avenue South Minneapolis, MN 55402-2405	N/A	N/A	8.15%	Record

39

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Ascensus Trust Company FBO American Brokerage Services Inc. P.O. Box 10758 Fargo, ND 58106-0758	N/A	N/A	6.95%	Record
UBS WM USA 1000 Harbor Blvd, 8th Floor Weehawken, NJ 07086	N/A	N/A	5.68%	Record

The Internet Fund (Advisor Class C Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Ameriprise Financial Services, Inc. 707 2nd Avenue South Minneapolis, MN 55402-2405	American Enterprise Investment Services, Inc.	MN	39.45%	Record
Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	Pershing Group LLC	DE	25.19%	Record
Morgan Stanley Smith Barney, LLC 1 New York Plaza, Floor 12 New York, NY 10004-1965	N/A	N/A	8.94%	Record
RBC Capital Markets LLC JohnWiggins Dorothy Wiggins Horizon Kinetics LLC 470 Park Avenue South 3rd Floor New York, NY 10016-6957	N/A	N/A	8.59%	Record

The Global Fund (No Load Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services, LLC 499 Washington Boulevard Jersey City, NJ 07310-1995	Fidelity Global Brokerage Group, Inc.	DE	30.85%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	The Charles Schwab Corporation	DE	27.37%	Record
Kinetics Common Inc. 1 N Lexington Avenue, Floor 12, Suite C White Plains, NY 10601-1722	N/A	N/A	9.73%	Beneficial

40

The Global Fund (Advisor Class A Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Raymond James & Associates Inc. FBO Thaddeus J Fortin Trustee Thaddeus J.Fortin Opportunity Trust 890 Bainbridge Drive West Chester, PA 19382-8562	N/A	N/A	9.63%	Beneficial
Raymond James & Associates Inc. FBO The Gannett Foundation of Flori Inc. c/o Genie L. Gannett P.O. Box 520 Silver Springs, FL 34489-0520	N/A	N/A	7.82%	Beneficial
RBC Capital Markets LLC Mark Orlando 1 Chestnut Street Hopkington, MA 01748-2505	N/A	N/A	5.81%	Beneficial
Raymond James & Associates Inc. FBO Robert S. Ogilvie and Lanie Gannon 4211 Idaho Avenue Nashville, TN 37209-3621	N/A	N/A	5.58%	Beneficial

The Global Fund (Advisor Class C Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Ameriprise Financial Services, Inc. Attn: RPCS 70911 Amerprise Financial Center Minneapolis, MN 55474-0001	American Enterprise Investment Services Inc.	MN	46.98%	Record

The Paradigm Fund (No Load Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services, LLC For the exclusive benefit of our customers Attn Mutual Funds Dept 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	Fidelity Global Brokerage Group, Inc.	DE	34.06%	Record
Charles Schwab & Co., Inc. Special Custody Account FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105	N/A	N/A	21.48%	Record
TD Ameritrade, Inc. For the exclusive benefit of our clients P.O. Box 2226 Omaha, NE 68103-2226	N/A	N/A	7.97%	Record
L F Trust Michael B Landau Trustee 592 Fifth Avenue, Suite 602 New York, NY 10036-4707	N/A	N/A	5.75%	Beneficial

41

The Paradigm Fund (Advisor Class A Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Wells Fargo Clearing Services LLC Special Custody Account for the exclusive benefit of customers 2801 Market Street Saint Louis, MO 63103-2523	N/A	N/A	18.99%	Record
Morgan Stanley Smith Barney, LLC For the exclusive benefit of its customers 1 New York Plaza, Floor 12 New York, NY 10004-1901	N/A	N/A	14.50%	Record
Charles Schwab & Co., Inc. Special Custody Account FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105	N/A	N/A	13.91%	Record
Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers 4800 Deer Lake Drive E Jacksonville, FL 32246-6484	N/A	N/A	6.31%	Record
National Financial Services, LLC 499 Washington Boulevard Jersey City, NJ 07310-1995	N/A	N/A	5.49%	Record

The Paradigm Fund (Advisor Class C Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Wells Fargo Clearing Services LLC Special Custody Account for the exclusive Benefit of Customers 2801 Market Street Saint Louis, MO 63103-2523	N/A	N/A	20.98%	Record
UBS WM USA 1000 Harbor Boulevard, 8th Floor Weehawken, NJ 07086-6761	N/A	N/A	7.11%	Record
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	N/A	N/A	6.23%	Record
Ameriprise Financial Services Inc. Attn: RPCS 70911 Ameriprise Financial Center Minneapolis, MN 55474-0001	N/A	N/A	5.32%	Record
Charles Schwab & Co., Inc. Special Custody Account FBO Customers 211 Main Street San Francisco, CA 94105-1905	N/A	N/A	5.15%	Record

42

The Paradigm Fund (Institutional Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services, LLC For the Exclusive Benefit of our Customers 499 Washington Boulevard Jersey City, NJ 07310-1995	N/A	N/A	17.31%	Record
Charles Schwab & Co., Inc. Special Customer Account FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	N/A	N/A	16.40%	Record
UBS WM USA 1000 Harbor Boulevard, 8th Floor Weehawken, NJ 07086-6761	N/A	N/A	15.15%	Record
Wells Fargo Clearing Services LLC Special Custody Account for the Exclusive Benefit of Customers 2801 Market Street Saint Louis, MO 63103-2523	N/A	N/A	10.88%	Record
Merrill Lynch Pierce Fenner & Smith For the sole beenfit of its customers 4800 Deer Lake Drive East Jacksonville, FL 32246-6484	N/A	N/A	7.48%	Record

The Medical Fund (No Load Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services, LLC 499 Washington Boulevard Jersey City, NJ 07310-1995	Fidelity Global Brokerage Group, Inc.	DE	26.65%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	N/A	N/A	13.19%	Record
TD Ameritrade, Inc. P.O. Box 2226 Omaha, NE 68103-2226	N/A	N/A	5.54%	Record

The Medical Fund (Advisor Class A Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	The Charles Schwab Corporation	DE	32.33%	Record
Morgan Stanley Smith Barney, LLC 1 New York Plaza, Floor 12 New York, NY 10004-1965	N/A	N/A	16.02%	Record
Wells Fargo Clearing Services LLC 2801 Market Street Saint Louis, MO 63103-2523	N/A	N/A	13.10%	Record

43

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	N/A	N/A	12.54%	Record
Merrill Lynch Pierce Fenner & Smith 4800 Deer Lake Drive East Jacksonville, FL 32246-6484	N/A	N/A	5.65%	Record
RBC Capital Markets LLC P&C McCluskey Living Trust Paul McCluskey Trustee 6 Strathmore Road Bridgewater, MA 02324-1793	N/A	N/A	5.12%	Beneficial

The Medical Fund (Advisor Class C Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Oppenheimer & Co., Inc. FBO Richard Bloch & Barbara Bloch JTWROS 9 Tulip Court Searingtown, NY 11507-1045	N/A	N/A	36.48%	Beneficial
LPL Financial 4707 Executive Drive San Diego, CA 92121-3091	N/A	N/A	18.29%	Record
Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	N/A	N/A	15.93%	Record
Oppenheimer & Company Incorporated 85 Broad Street Floor 22 New York NY 10004-2434	N/A	N/A	7.70%	Record
Merrill Lynch Pierce Fenner & Smith For the Sole Benefit of its Customers 4800 Deer Lake Drive E Jacksonville, FL 32246-6484	N/A	N/A	7.43%	Record

The Small Cap Opportunities Fund (No Load Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services, LLC 499 Washington Boulevard Jersey City, NJ 07310-1995	Fidelity Global Brokerage Group, Inc.	DE	72.77%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	N/A	N/A	13.50%	Record

44

The Small Cap Opportunities Fund (Advisor Class A Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	The Charles Schwab Corporation	DE	16.88%	Record
UBS WM USA 1000 Harbor Boulevard, 8th Floor Weehawken, NJ 07086-6761	N/A	N/A	13.80%	Record
Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	N/A	N/A	13.24%	Record
Wells Fargo Clearing Services LLC 2801 Market Street Saint Louis, MO 63103-2523	N/A	N/A	12.15%	Record
Morgan Stanley Smith Barney LLC For the Exclusive Benefit of its Customers 1 New York Plaza, Floor 12 New York, NY 10004-1901	N/A	N/A	10.46%	Record

The Small Cap Opportunities Fund (Advisor Class C Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Wells Fargo Clearing Services LLC Special Custody Account for the Exclusive Benefit of Customers 2801 Market Street Saint Louis, MO 63103-2523	N/A	N/A	35.95%	Record
Ameriprise Financial Services, Inc. Attn: RPCS 79011 Ameriprise Financial Center Minneapolis, MN 55474-0001	N/A	N/A	24.36%	Record
Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	N/A	N/A	11.18%	Record
UBS WM USA 1000 Harbor Boulevard, 8th Floor Weehawken, NJ 07086-6761	N/A	N/A	9.26%	Record

The Small Cap Opportunities Fund (Institutional Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Saxon & Co. P.O. Box 94597 Cleveland, OH 44101-4597	None	PA	40.68%	Record
Wells Fargo Clearing Services LLC Special Custody for the Exclusive Benefit of Customers 2801 Market Street Saint Louis, MO 63103-2523	N/A	N/A	20.84%	Record

45

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
UBS WM USA 1000 Harbor Boulevard, 8th Floor Weehawken, NJ 07086-6761	N/A	N/A	15.45%	Record
National Financial Services LLC For the Exclusive Benefit of our Customers 499 Washington Boulevard Jersey City, NJ 07310-1995	N/A	N/A	8.01%	Record
Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	N/A	N/A	6.68%	Record

The Market Opportunities Fund (No Load Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services, LLC For the Exclusive Benefit of our Customers Attn: Mutual Fund Dept., 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	Fidelity Global Brokerage Group, Inc.	DE	74.97%	Record
Charles Schwab & Co., Inc. Special Custody Account FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	N/A	N/A	6.66%	Record

The Market Opportunities Fund (Advisor Class A Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. Special Custody Account FBO Customers 211 Main Street San Francisco, CA 94105	N/A	N/A	15.05%	Record
Wells Fargo Clearing Services LLC Special Custody Account for the Exclusive Benefit of Customers 2801 Market Street Saint Louis, MO 63103-2523	N/A	N/A	10.48%	Record
Merrill Lynch Pierce Fenner & Smith For the Sole Benefit of its Customers 4800 Deer Lake Drive East Jacksonville, FL 32246-6484	N/A	N/A	9.85%	Record
Ameriprise Financial Services, Inc. Attn: RPCS 70911 Ameriprise Financial Center Minneapolis, MN 55474-0001	N/A	N/A	9.47%	Record
Morgan Stanley Smith Barney LLC For the Exclusive Benefit of its Customers 1 New York Plaza, Floor 12 New York, NY 10004-1901	N/A	N/A	5.45%	Record

46

The Market Opportunities Fund (Advisor Class C Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. Special Custody Account FBO Customers 211 Main Street San Francisco, CA 94105	N/A	N/A	22.23%	Record
Wells Fargo Clearing Services LLC Special Custody Account for the Exclusive Benefit of Customers 2801 Market Street Saint Louis, MO 63103-2523	N/A	N/A	8.73%	Record
RBC Capital Markets LLC 20 Redstart Path Hilton Head Island, SC 29926-2559	N/A	N/A	7.19%	Beneficial

The Market Opportunities Fund (Institutional Class Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
UBS WM USA 1000 Harbor Boulevard, 8th Floor Weehawken, NJ 07086-6761	UBS Americas Inc.	DE	33.03%	Record
Matrix Trust Co as Agent for CRS & Co Custodian FBO Renaissance Technologies LLC 401(K) P.O. Box 5508 Denver, CO 80217-5508	N/A	N/A	22.52%	Record
Wells Fargo Clearing Services LLC Special Custody Account for the Exclusive Benefit of Customers 2801 Market Street Saint Louis, MO 63103-2523	N/A	N/A	9.48%	Record
Janney Montgomery Scott LLC 1717 Arch Street Philadelphia, PA 19103-2713	N/A	N/A	7.82%	Record

47

The Multi-Disciplinary Income Fund (No Load Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
TD Ameritrade, Inc. P.O. Box 2226 Omaha, NE 68103-2226	TD Ameritrade Clearing, Inc.	NE	47.29%	Record
National Financial Services, LLC 499 Washington Boulevard Jersey City, NJ 07310-1995	N/A	N/A	12.67%	Record
U.S. Bank NA Custody Bruce F. Cayea IRA Rollover 8519 Grand Alberto Road Tampa, FL 33647-1903	N/A	N/A	9.94%	Beneficial
Charles Schwab & Co., Inc. Special Custody Account FBO Customers 211 Main Street San Francisco, CA 94105	N/A	N/A	5.88%	Record
Wells Fargo Clearing Services LLC 2801 Market Street Saint Louis, MO 63103-2523	N/A	N/A	6.35%	Record
Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	N/A	N/A	5.32%	Record

The Multi-Disciplinary Income Fund (Advisor Class A Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Wells Fargo Clearing Services LLC Special Custody Account for the Exclusive Benefit of Customers 2801 Market Street Saint Louis, MO 63103-2523	N/A	N/A	21.79%	Record
Ameriprise Financial Services, Inc. Attn: RPCS 70911 Ameriprise Financial Center Minneapolis, MN 55474-0001	N/A	N/A	12.92%	Record
Kinetics Common Inc. c/o Gateway Center One 1 N. Lexington Avenue Floor 12, Suite C White Plains, NY 10601-1722	N/A	N/A	10.89%	Beneficial
Raymond James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716-1100	N/A	N/A	8.01%	Record

48

The Multi-Disciplinary Income Fund (Advisor Class C Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Janney Montgomery Scott LLC 1717 Arch Street Philadelphia, PA 19103-2713	N/A	N/A	18.25%	Record
Ameriprise Financial Services Inc. Attn: RPCS 79011 Ameriprise Financial Center 707 2nd Avenue South Minneapolis, MN 55474-0001	N/A	N/A	12.38%	Record
Wells Fargo Clearing Services LLC Special Custody Account for the Exclusive Benefit of Customers 2801 Market Street Saint Louis, MO 63103-2523	N/A	N/A	6.65%	Record

The Multi-Disciplinary Income Fund (Institutional Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services, LLC For the Exclusive Benefit of our Customers 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	Fidelity Global Brokerage Group, Inc.	DE	42.23%	Record
Wells Fargo Clearing Services LLC Special Custody Account for the Exclusive Benefit of Customers 2801 Market Street Saint Louis, MO 63103-2523	N/A	N/A	22.58%	Record
UBS WM USA 1000 Harbor Boulevard, 8th Floor Weehawken, NJ 07086	N/A	N/A	8.97%	Record
Charles Schwab & Co., Inc. Special Custody Account FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105			7.81%	Record
JP Morgan Securities LLC 1111 Polaris Parkway, Floor 2J Columbus, OH 43240-2031	N/A	N/A	7.03%	Record

Management Ownership

As of March 31, 2020, the officers and/or Directors of the Funds as a group owned less than 1% of the outstanding shares of the Funds and each Fund Class, with the exception of the No Load Class of the Medical Fund, Global Fund, Paradigm Fund, Small Cap Opportunities Fund, Market Opportunities Fund and the Multi-Disciplinary Income Fund. As of March 31, 2020, the officers and Directors of the Funds as a group owned approximately 1.19%, 11.83%, 3.29%, 5.84%, 31.78% and 0.86% of the outstanding shares of the No Load Class of the Medical Fund, Global Fund, Paradigm Fund, Small Cap Opportunities Fund, Market Opportunities Fund and the Multi-Disciplinary Income Fund, respectively.

49

Proxy Voting Policies

The Trust, on behalf of the Portfolios, has delegated the voting of portfolio securities to the Adviser. The Adviser has adopted policies and procedures for the voting of proxies on behalf of client accounts, including the Portfolios, for which the Adviser has voting discretion. Pursuant to these policies and procedures, the Adviser’s guiding principles in voting proxies is to ensure that the manner in which proxies are voted is in the best interest of its clients and the value of the investment. To this end, an independent third party proxy service, Institutional Shareholder Services Inc. (“ISS”), has been retained by the Adviser for their fundamental research on the proxy question and subsequent recommendations. Proxies are voted by ISS in accordance with their proxy voting guidelines with the intent of serving the best interests of the Adviser’s clients.

ISS will inform the Adviser’s proxy administrator of any proxies that do not fall within the adopted guidelines. The Adviser’s proxy administrator will send the proxies in question to the relevant Portfolio’s portfolio manager for review, documentation of vote rationale, and signature. In the event the designated portfolio manager is unavailable, the proxy will be forwarded to the Chief Investment Strategist for execution.

ISS also updates and revises the Guidelines on a periodic basis, and the revisions are reviewed by the Adviser to determine whether they are consistent with the Adviser’s guiding principles. ISS also assists the Adviser in the proxy voting process by providing operational, recordkeeping and reporting services.

The Adviser is responsible for reviewing its relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS. The Adviser may hire other service providers to replace or supplement ISS with respect to any of the services the Adviser currently receives from ISS.

The Adviser has implemented procedures that are intended to prevent conflicts of interest from influencing proxy voting decisions. These procedures include the Adviser’s use of ISS as an independent third party and a review and approval process for individual decisions that do not follow ISS recommendations.

More Information

Each Portfolio’s actual voting records relating to portfolio securities during the most recent 12‑month period ended June 30 is available without charge, upon request by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the Adviser’s proxy voting policies and procedures are also available on the Funds’ website at www.kineticsfunds.com or by calling toll-free at 1-800-930-3828 and will be sent within three business days of receipt of a request.

Investment Adviser

The Board of the Trustees of the Trust, on behalf of each Portfolio, approved advisory contracts (collectively, the “Advisory Agreement”) with Kinetics. The Advisory Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Portfolios, as applicable. In either event, it must also be approved by a majority of the Trustees of the Portfolios who are neither parties to the Advisory Agreement nor “interested persons” of the Trust as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser’s investment decisions are made subject to the direction and supervision of the Board of Trustees. The Advisory Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolios. Ultimate decisions as to a Portfolio’s investment policies are made by the Portfolio’s officers and the Trustees or Directors.

50

Under the Advisory Agreement, Kinetics furnishes investment advice to the Portfolios by continuously reviewing the securities portfolios and recommending to the Portfolios to what extent securities should be purchased or sold. Pursuant to the Advisory Agreement, the Adviser:

(1)	renders research, statistical and advisory services to the Portfolios;

(2)	makes specific recommendations based on the Portfolios’ investment requirements; and

(3)	pays the salaries of those of the Portfolios’ employees who may be officers or directors or employees of the Adviser.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for each Portfolio are available in the Funds’ semi-annual report to shareholders for the period ended June 30, 2019.

Advisory Fees

The Investment Adviser conducts investment research and supervision for each Portfolio and is responsible for the purchase and sale of securities for each Portfolio. For the above advisory services, each Portfolio, other than the Alternative Income Portfolio, has agreed to pay to Kinetics an annual fee of 1.25% of each Portfolio’s average daily net assets. The Alternative Income Portfolio has agreed to pay to Kinetics an annual fee of 0.90% of the Portfolio’s average daily net assets. All fees are computed on the average daily closing NAV of the Portfolios and are payable monthly. Advisory fees are subsequently allocated to the Funds based on each Fund’s respective interest in the corresponding Portfolio.

During the fiscal years ended December 31, 2019, 2018, and 2017, the advisory fees payable to the Adviser that were allocated to the Funds were as follows:

Advisory Fees(1)	2019	2018	2017
The Alternative Income Fund	$166,040	$0	$26,140
The Internet Fund	$1,535,712	$1,788,319	$1,569,478
The Global Fund	$167,722	$15,461	$0
The Paradigm Fund	$9,769,583	$9,518,015	$8,580,779
The Medical Fund	$205,196	$72,610	$99,909
The Small Cap Opportunities Fund	$3,645,433	$3,194,245	$2,011,228
The Market Opportunities Fund	$1,045,328	$871,665	$489,238
The Multi-Disciplinary Income Fund	$460,664	$333,795	$538,247

(1)	Fees reflect Master Portfolio level expenses allocated to the Feeder Funds.

51

The Investment Adviser has voluntarily agreed to waive advisory fees allocated to the Funds and to reimburse Fund expenses in order to keep total annual Fund operating expenses at a certain percentage for each Fund, as described in the Prospectuses. During the fiscal years ended December 31, 2019, 2018, and 2017, Kinetics waived advisory fees and reimbursed other Fund expenses in the following amounts:

	2019		2018		2017
Waiver and Reimbursements	Advisory Fee Waiver	Expense Reimbursements	Advisory Fee Waiver	Expense Reimbursements	Advisory Fee Waiver	Expense Reimbursements
The Alternative Income Fund	$164,886	$29,399	$188,152	$5,613	$216,303	$0
The Internet Fund	$0	$0	$0	$0	$0	$0
The Global Fund	$152,355	$0	$159,873	$0	$121,080	$5,976
The Paradigm Fund	$572,803	$0	$696,542	$0	$726,971	$0
The Medical Fund	$155,676	$0	$150,946	$0	$156,695	$0
The Small Cap Opportunities Fund	$313,853	$0	$282,352	$0	$245,072	$0
The Market Opportunities Fund	$371,524	$0	$181,749	$0	$140,939	$0
The Multi-Disciplinary Income Fund	$201,964	$0	$207,361	$0	$268,553	$0

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Funds or by the Portfolios or by the Funds and the Portfolios jointly, as more fully described below. The Funds and/or Portfolios pay all other expenses, including:

•	fees and expenses of directors not affiliated with the Adviser;

•	legal and accounting fees;

•	interest, taxes, and brokerage commissions; and

•	record keeping and the expense of operating its offices.

52

Portfolio Managers

Investment Professionals for the Adviser

Mr. Peter B. Doyle
Mr. Doyle serves as a Co-Portfolio Manager of the Internet Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio, and a member of the investment team for the Alternative Income Portfolio, Global Portfolio, Medical Portfolio and Multi-Disciplinary Income Portfolio. The following provides information regarding other accounts managed by Mr. Doyle as of December 31, 2019:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in Millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in Millions)
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$32.81	7	$357.53
Other Accounts	135	$78.04	0	$0

Mr. Steven Tuen
Mr. Tuen is a Co-Portfolio Manager for the Global Portfolio and a member of the investment team for the Alternative Income Portfolio, the Internet Portfolio and the Multi-Disciplinary Income Portfolio. The following provides information regarding other accounts managed by Mr. Tuen as of December 31, 2019:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in Millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in Millions)
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

53

Mr. Murray Stahl
Mr. Stahl serves as the Chief Investment Officer for Horizon Kinetics LLC, the parent company of the Investment Adviser, Co-Portfolio Manager for the Alternative Income Portfolio, Internet Portfolio, Global Portfolio, Market Opportunities Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio, Multi-Disciplinary Income Portfolio, Internet Portfolio and Small Cap Portfolio. The following provides information regarding other accounts managed by Mr. Stahl as of December 31, 2019:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in Millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in Millions)
Other Registered Investment Companies	3	$207.74	0	$0
Other Pooled Investment Vehicles	1	$32.81	16	$486.41
Other Accounts	805	$1,373.10	63	$48.96

Mr. Steven Bregman
Mr. Bregman serves as the Co-Portfolio Manager for the Paradigm Portfolio and as a member of the investment teams of the Alternative Income Portfolio, Internet Portfolio, Global Portfolio, Market Opportunities Portfolio, Multi-Disciplinary Income Portfolio, Internet Portfolio and Small Cap Portfolio. The following provides information regarding other accounts managed by Mr. Bregman as of December 31, 2019:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in Millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in Millions)
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	3	$128.54
Other Accounts	907	$1,138.95	1	$0.18

54

Mr. B. Paul Abel
Mr. Abel is the Portfolio Manager for the Medical Portfolio. The following provides information regarding other accounts managed by Mr. Abel as of December 31, 2019:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in Millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in Millions)
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	3	$51.06
Other Accounts	0	$0	0	$0

Mr. James Davolos
Mr. Davolos is the Co-Portfolio Manager for the Internet Portfolio and is a member of the investment team for the Alternative Income Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and the Market Opportunities Portfolio. The following provides information regarding other accounts managed by Mr. Davolos as of December 31, 2019:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in Millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in Millions)
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Mr. Eric Sites
Mr. Sites serves on the investment team for the Market Opportunities Portfolio. The following provides information regarding other accounts managed by Mr. Sites as of December 31, 2019:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in Millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in Millions)
Other Registered Investment Companies	1	$12.29	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

55

Mr. Matthew Houk
Mr. Houk serves as a Co-Portfolio Manager for the Alternative Income Portfolio, the Small Cap Opportunities Portfolio and the Multi-Disciplinary Income Portfolio. The following provides information regarding other accounts managed by Mr. Houk as of December 31, 2019:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in Millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in Millions)
Other Registered Investment Companies	2	$195.45	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	5	$0.52	2	$2.98

As of December 31, 2019, the Portfolio Managers that are responsible for the day-to-day management of each of the Portfolios beneficially owned shares of the Funds as shown below.

Dollar Range of Equity Securities in the Funds Beneficially Owned A. None B. $1-$10,000 C. $10,001-$50,000 D. $50,001-$100,000 E. $100,001-$500,000 F. $500,001-$1,000,000 G. Over $1,000,000

Name of Fund
	Peter B. Doyle	Steven Tuen	Murray Stahl	B. Paul Abel	James Davolos	Eric Sites	Matthew Houk	Steven Bregman
Alternative Income Fund	A.	A.	A.	A.	A.	A.	A.	A.
Internet Fund	D.	B.	C.	B.	A.	A.	A.	A.
Global Fund	G.	B.	A.	A.	A.	A.	A.	A.
Paradigm Fund	G.	C.	F.	D.	D.	A.	A.	A.
Medical Fund	A.	A.	A.	D.	A.	A.	A.	A.
Small Cap Opportunities Fund	G.	A.	D.	A.	C.	A.	B.	A.
Market Opportunities Fund	G.	A.	E.	E.	C.	A.	A.	A.
Multi-Disciplinary Income Fund	E.	A.	D.	C.	A.	A.	A.	A.

56

Compensation

Portfolio Managers are compensated with a base salary and bonus. The base salary is a fixed amount. Bonuses are subjective and are not tied to performance of the Funds, but instead are based on the overall contribution to the Adviser. The Portfolio Managers also have access to a 401(k) retirement plan. Additionally, certain Portfolio Managers are also equity owners of the Adviser.

Material Conflicts of Interest

The Adviser’s portfolio managers are responsible for managing one or more of the Portfolios, as well as other accounts. A portfolio manager may manage a separate account or other pooled investment vehicle that may have a materially higher or lower fee arrangement than the Portfolio or that may have a performance fee arrangement. The side-by-side management of these accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. In addition, while portfolio managers generally only manage accounts with similar investment strategies, it is possible that due to varying investment restrictions among accounts and for other reasons that certain investments could be made for some accounts and not others or conflicting investment positions could be taken among accounts. The Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. The Adviser seeks to provide best execution of all securities transactions and aggregates and then allocates securities to client accounts in a fair and timely manner. To this end, the Adviser has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

Shareholder Servicing

The Adviser has entered into shareholder servicing agreements with the Funds under which the Adviser may perform, or arrange for others to perform, certain shareholder servicing functions. The Adviser has entered into written agreements with shareholder servicing agents that perform shareholder services on behalf of their clients who own shares of the Funds. For these shareholder servicing functions, the Adviser and/or shareholder servicing agents are entitled to receive an annual shareholder servicing fee in the amount of 0.25% of the average daily net assets for each of the No-Load Class and Advisor Class A of the Fund and 0.20% of the average daily net assets of the Institutional Class of the Fund. The Adviser has contractually agreed to waive and/or reimburse a portion of the shareholder servicing fee with respect to the Institutional Class in excess of 0.05% of the average daily net assets of the Institutional Class until at least May 1, 2021. The Adviser and/or its affiliates may pay additional compensation from time to time, out of their respective assets and not as an additional charge to the Funds, to selected shareholder servicing agents and other persons in connection with providing services to shareholders of the Funds. During the fiscal years ended December 31, 2019, 2018, and 2017, the Funds paid shareholder servicing fees as follows:

Shareholder Servicing Fees	2019	2018	2017
The Alternative Income Fund(1)	$39,667	$45,423	$58,805
The Internet Fund	$306,954	$357,030	$313,201
The Global Fund	$33,559	$35,157	$24,352
The Paradigm Fund(2)	$1,812,983	$1,943,077	$1,755,561
The Medical Fund	$40,972	$44,706	$51,255
The Small Cap Opportunities Fund(3)	$700,707	$673,477	$434,328
The Market Opportunities Fund(4)	$203,367	$204,859	$124,220
The Multi-Disciplinary Income Fund(5)	$81,335	$95,666	$139,820

(1)	The Adviser waived shareholder servicing fees in the amount of $18,572, $20,745, and $25,951 for the Institutional Class of the Alternative

57

Income Fund for the fiscal year ended December 31, 2019, 2018, and 2017, respectively.

(2)
The Adviser waived shareholder servicing fees in the amount of $285,480, $296,932, and $316,909 for the Institutional Class of the Paradigm Fund for the fiscal years ended December 31, 2019, 2018, and 2017, respectively.

(3)
The Adviser waived shareholder servicing fees in the amount of $87,737, $71,182, and $50,723 for the Institutional Class of the Small Cap Opportunities Fund for the fiscal years ended December 31, 2019, 2018, and 2017, respectively.

(4)
The Adviser waived shareholder servicing fees in the amount of $16,859, $17,541, and $5,983 for the Institutional Class of the Market Opportunities Fund for the fiscal year ended December 31, 2019, 2018, and 2017, respectively.

(5)
The Adviser waived shareholder servicing fees in the amount of $30,722, $37,720, and $65,073 for the Institutional Class of the Multi-Disciplinary Income Fund for the fiscal year ended December 31, 2019, 2018, and 2017, respectively.

Administrative Services

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“Fund Services”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as Administrator of the Funds. The Administrator is entitled to receive annual fees, payable monthly, based on each Fund’s average net assets. During the fiscal years ended December 31, 2019, 2018, and 2017, the aggregate amounts payable by the Funds to Fund Services (including amounts payable by the Portfolios and allocated to the Funds) for administrative services were as follows:

Administrative Services Fees(1)	2019	2018	2017
The Alternative Income Fund	$31,345	$28,641	$29,583
The Internet Fund	$110,492	$129,560	$113,272
The Global Fund	$28,135	$21,374	$11,291
The Paradigm Fund	$611,605	$695,020	$682,343
The Medical Fund	$28,230	$22,536	$19,132
The Small Cap Opportunities Fund	$243,216	$241,432	$165,209
The Market Opportunities Fund	$82,473	$80,789	$47,487
The Multi-Disciplinary Income Fund	$45,957	$47,993	$64,362

(1)	Fees reflect Feeder Fund level expenses as well as Master Portfolio level expenses allocated to the Feeder Funds.

Fund Services also serves as the Funds’ accountant and transfer agent. As such, Fund Services provides certain shareholder services and record management services and acts as the Portfolios’ dividend disbursement agent.

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

•	establish and maintain shareholders’ accounts and records,

•	process purchase and redemption transactions,

•	process automatic investments of client account cash balances,

•	answer routine client inquiries regarding the Portfolios,

•	assist clients in changing dividend options,

•	account designations, and addresses, and

•	providing such other services as the Portfolios may reasonably request.

Distributor

Kinetics Funds Distributor LLC, 470 Park Avenue South, New York, New York 10016, is the distributor of the Funds’ shares. KFD is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. and an affiliate of the Adviser.

58

The Distributor was paid the following commissions on sales of Advisor Class A shares during the last three fiscal years.

Fund	2019	2018	2017
The Alternative Income Fund	$4,048	$2,522	$2,904
The Internet Fund	$2,284	$39,428	$74,420
The Global Fund	$3,471	$6,734	$41,655
The Paradigm Fund	$161,225	$146,617	$197,654
The Medical Fund	$0	$1,549	$11,473
The Small Cap Opportunities Fund	$49,700	$43,256	$20,971
The Market Opportunities Fund	$17,877	$54,902	$59,675
The Multi-Disciplinary Income Fund	$3,964	$1,819	$17,683

The Distributor retained approximately the following commissions on sales of Advisor Class A shares during the last three fiscal years:

Fund	2019	2018	2017
The Alternative Income Fund	$537	$261	$252
The Internet Fund	$158	$3,985	$7,142
The Global Fund	$69	$627	$4,108
The Paradigm Fund	$15,544	$16,869	$20,000
The Medical Fund	$0	$152	$1,132
The Small Cap Opportunities Fund	$2,462	$4,850	$2,129
The Market Opportunities Fund	$1,037	$5,512	$5,957
The Multi-Disciplinary Income Fund	$171	$181	$1,778

The following table shows all sales charges, commissions and other compensation received by KFD directly or indirectly from the Funds during the fiscal year ended December 31, 2019.

Fund	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption and Repurchase	Brokerage Commissions in Connection with Fund Transactions	Other Compensation(2)
The Alternative Income Fund	$537	$0	$0	$0
The Internet Fund	$158	$0	$0	$0
The Global Fund	$69	$0	$0	$0
The Paradigm Fund	$15,544	$0	$0	$0
The Medical Fund	$0	$0	$0	$0
The Small Cap Opportunities Fund	$2,462	$0	$0	$0
The Market Opportunities Fund	$1,037	$0	$0	$0
The Multi-Disciplinary Income Fund	$171	$0	$0	$0

59

(1)	Represents amounts received from front-end sales charges on Advisor Class A shares.

(2)	Represents payments made under Distribution Plans (see “Distribution Plans” below.)

Distribution Plans

The Company, on behalf of the Funds, has adopted separate Distribution Plans pursuant to Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act (the “Plans”) for each of the Advisor Class A and Advisor Class C shares. Under the Advisor Class A Plan, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily NAV of such shares to the Distributor or other qualified recipient under the Plan. Under the Advisor Class C Plan, Advisor Class C shares may pay an annual rate of 0.75% of the average daily NAV of Advisor Class C shares to the Distributor. The Plans were adopted to facilitate the sale of a sufficient number of shares to allow the Funds to achieve economic viability.

The Plan for the Advisor Class A shares is a “reimbursement” Plan that provides the Company the ability to use assets of the Funds to reimburse KFD and other qualified recipients (e.g., securities dealers, financial institutions and other industry professionals) for any expenses incurred in connection with any activity that is principally intended to result in the sale of the Funds’ shares subject to the Plan up to 0.50% (currently limited to 0.25%) of average daily net assets. The Plan for Advisor Class C shares is a “compensation” type plan that provides the Company with the ability to use assets of the Funds to pay KFD and other qualified recipients (e.g., securities dealers, financial institutions and other industry professionals) fees in the amount of 0.75% of average daily net assets to finance any activity that is principally intended to result in the sale of the Funds’ shares subject to the Plan.

Activities covered by the Plans include:

•	the advertising and marketing of shares of the Funds covered by the Plans;

•	preparing, printing, and distributing Prospectuses and sales literature to prospective shareholders, brokers, or administrators; and

•	implementing and operating the Plans.

The Plans must be renewed annually by the Board of Directors, including a majority of the Directors who have no direct or indirect financial interest in the operation of the Plans (as used in this section, “Independent Directors”), cast in person at a meeting called for that purpose. As long as the Plans are in effect, the Independent Directors must select and nominate other Independent Directors.

The Plans and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval by a majority of the Funds’ outstanding shares covered by the Plans. All material amendments to the Plans or any related agreements must be approved by a vote of the Independent Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

KFD is required to report in writing to the Board of Directors, at least quarterly, on the amounts and purpose of any payments made under the Plans. KFD is also required to furnish the Board of Directors with such other information as may reasonably be requested in order to enable the Directors to make an informed determination of whether the Plans should be continued.

60

Pursuant to the Plans, during the fiscal year ending December 31, 2019, the Advisor Class A and Advisor Class C shares accrued the following fees:

Advisor Class A shares

12b-1 Fees	2019
The Alternative Income Fund	$2,464
The Internet Fund	$6,883
The Global Fund	$3,229
The Paradigm Fund	$283,634
The Medical Fund	$3,047
The Small Cap Opportunities Fund	$52,541
The Market Opportunities Fund	$17,875
The Multi-Disciplinary Income Fund	$6,379

Advisor Class C shares

12b-1 Fees	2019
The Alternative Income Fund	$7,199
The Internet Fund	$8,218
The Global Fund	$37,085
The Paradigm Fund	$858,886
The Medical Fund	$1,660
The Small Cap Opportunities Fund	$76,645
The Market Opportunities Fund	$74,534
The Multi-Disciplinary Income Fund	$57,749

These amounts were accrued and paid to broker-dealers as compensation for distribution services. No payments pursuant to the Plans were made by the Funds for advertising, printing or mailing Prospectuses, or interest or other carrying or finance charges.

Custodian

U.S. Bank N.A. (“U.S. Bank”), with principal offices at 1555 N. RiverCenter Drive, Suite 302, Milwaukee, WI 53212 is custodian for the securities and cash of the Portfolios. Under a Custody Agreement with the Portfolios, U.S. Bank holds the Portfolios’ assets in safekeeping and keeps all necessary records and documents relating to its duties. U.S. Bank receives annual fees based on each Portfolio’s average net assets.

U.S. Bank also serves as custodian of the securities and cash held by the Funds pursuant to a Custody Agreement under which U.S. Bank is responsible for the safekeeping and keeps all necessary records and documents relating to its duties.

61

Securities Lending

U.S. Bank N.A. serves as securities lending agent for the Portfolios and in that role administers the Portfolios’ securities lending program pursuant to the terms of a Securities Lending Agreement entered into between the Portfolios and U.S. Bank N.A.
Each Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Portfolios receive interest on the collateral received as well as a fee for the securities loaned.
The table below sets forth, for each Fund’s most recently completed fiscal year, the income from securities lending activities from the Fund’s corresponding Portfolio, as well as the fees and/or compensation earned.

	The Internet Portfolio(1)	The Global Portfolio(1)	The Paradigm Portfolio(1)	The Medical Portfolio	The Small Cap Opportunities Portfolio(1)	The Market Opportunities Portfolio(1)	The Multi-Disciplinary Income Portfolio
Gross income from securities lending activities:	$180,616	$6,444	$572,958	$12,575	$78,182	$35,930	$72,670
Fees paid to securities lending agent from a revenue split:	$(31,516)	$(1,120)	$(89,996)	$(2,127)	$(13,733)	$(6,493)	$(14,066)
Fees paid for any cash collateral management service that are not included in the revenue split:	$6,182	$(248)	$(12,432)	$(67)	$(1,936)	$(1,310)	$(669)
Administrative fees not included in revenue split:	$0	$0	$0	$0	$0	$0	$0
Indemnification fee not included in revenue split:	$0	$0	$0	$0	$0	$0	$0
Rebates (paid to borrower):	$(16,843)	$(588)	$(110,530)	$(1,875)	$(7,567)	$(2,143)	-$1668
Other fees not included in revenue split:	$0	$0	$0	$0	$0	$0	$0
Aggregate fees/compensation for securities lending activities:	$(54,541)	$(1,956)	$(212,958)	$(4,068)	$(23,237)	$(9,946)	$(16,402)

62

	The Internet Portfolio(1)	The Global Portfolio(1)	The Paradigm Portfolio(1)	The Medical Portfolio	The Small Cap Opportunities Portfolio(1)	The Market Opportunities Portfolio(1)	The Multi-Disciplinary Income Portfolio
Net income from securities lending activities:	$126,075	$4,487	$360,000	$8,507	$54,945	$25,984	$56,268

(1)	These Funds reflect securities lending activity at the corresponding Portfolio and the corresponding Cayman Subsidiary.
Codes of Ethics

The Company, Kinetics and KFD have each adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act that permits investment personnel subject to the particular Code of Ethics to invest in securities, including securities that may be purchased or held by the Portfolios, for their own accounts.

Valuation of Shares

Shares of the Funds are sold on a continual basis at the NAV per share next computed, plus any applicable sales charge, following acceptance of an order by the Funds. The Funds’ NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr.’s Day, Washington’s Birthday/President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Equity securities are valued each day at the last quoted sales price on the securities principal exchange. If there is no sales price, a security is valued at the last reported bid price. Securities that are listed on the Nasdaq Stock Market Inc. are valued using the NASDAQ Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported bid price. In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the NYSE, “fair value” will be determined in good faith in accordance with procedures approved by the Board of Trustees. The Portfolios may use independent pricing services to assist in calculating the NAV of the Portfolios’ shares.

Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite price is not available, then a quote provided by one of the authorized pricing vendors would be used. If neither a composite price or quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange traded options also will be valued at the mean between the last bid and asked quotations. Securities which have no public market and all other assets of the Portfolios are considered at such value as the Investment Adviser may determine in good faith, in accordance with the Portfolios’ valuation procedures as approved by the Trust’s Board of Trustees and the Company’s Board of Directors.

63

Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments such as repurchase agreements, demand notes, and money market mutual funds are traded at cost and there are no market values available for those instruments from third parties. Those instruments are priced at cost. Debt securities that are not priced by an independent third party pricing agent shall be valued (a) at the last sale price if such last sale occurred within the previous five business days, and (b) if there was no sale price during the previous five business days, at the average of the bids, or the sole bid if there is only one. Debt securities and other securities which, in the judgment of the Investment Adviser, do not properly represent the value of a security will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees and the Company’s Board of Directors.

Trading in foreign securities may be completed at times when the NYSE is closed. In computing the NAV of each Fund and each Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the NYSE, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources. In the absence of sales, the last available closing bid will be used. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees and the Company’s Board of Directors. Values of foreign securities are translated from the local currency into U.S. dollars on the basis of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the NYSE. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the NYSE, which events would not be reflected in the computation of a Portfolio’s NAV. If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees and the Company’s Board of Directors.

The NAV per share of each Class of shares of a Fund is computed by dividing the value of the securities held by the Fund plus any cash or other assets attributable to that Class (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses attributable to that Class) by the total number of shares of that Class outstanding at such time, as shown below:

(Value of Assets of the Class) - (Liabilities of the Class)	=	NAV per share
Shares Outstanding of the Class

Portfolio Holdings Information

The Company, on behalf of the Funds, and the Trust, on behalf of the Portfolios, maintain policies and procedures relating to selective disclosure of portfolio holdings (“Portfolio Holdings Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds and the Portfolios. These Portfolio Holdings Policies have been approved by the Board of Directors of the Company on behalf of the Funds and the Board of Trustees of the Trust on behalf of the Portfolios. Disclosure of the Funds’/Portfolios’ complete holdings is required to be made in the annual report and semi-annual report to Fund shareholders and in the monthly holdings report on Form N-PORT. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. Under the Portfolio Holdings Policies, neither the Company/Trust nor any representative of the Company/Trust may solicit or accept any compensation or other consideration in connection with Portfolio Holdings.

64

The Adviser only discloses information concerning securities held by the Funds and the Portfolios under the following circumstances:

•
twenty calendar days after the end of each calendar quarter, the Adviser may post (a) the top twenty (20) securities held by each Fund/Portfolio and their respective percentage of the Portfolio on the Company’s website, (b) the top five (5) performing and the bottom five (5) performing securities held by each of the Trust’s Portfolios, and (c) for Portfolios that primarily invest in derivatives, cash and fixed income instruments, the top ten (10) derivative and top ten (10) fixed income holdings, along with their respective percentage of net assets in each Portfolio; and

•
as required by the federal securities laws, the Fund/Portfolio will disclose portfolio holdings in their applicable regulatory filings, including shareholder reports, reports on Forms N-CSR and N-PORT or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

Portfolio holdings information that is not filed with the SEC or posted on the Company’s website may be provided to third parties only if the third party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive. Disclosure to such third parties must be approved in advance by the Company’s/Trust’s or Adviser’s President. The Administrator is responsible for portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other similar services for the Funds/Portfolios, as well as rating and ranking organizations, which will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, individuals, institutional investors, and intermediaries that sell shares of a Fund/Portfolio) only upon approval by the Company’s/Trust’s or Adviser’s President, who must first determine that the Fund/Portfolio has a legitimate business purpose for doing so. In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality. In accordance with the policy, the identity of those recipients who receive non-public portfolio holdings information on an ongoing basis is as follows: the Trust’s Adviser, the Company’s/Trust’s transfer agent and Administrator – U.S. Bank Global Fund Services, the Company’s/Trust’s independent registered public accounting firm, the Company’s/Trust’s custodian, the Company’s/Trust’s legal counsel and the Company’s/Trust’s proxy voting service. Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g., attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions). Portfolio holdings may also be provided earlier to shareholders and their agents who receive redemptions in kind that reflect a pro rata allocation of all securities held in the portfolio. Third party providers of custodial or accounting services to the Funds may release non-public portfolio holdings information of a Fund/Portfolio only with the permission of the Administrator. From time to time portfolio holdings information may be provided to broker-dealers solely in connection with a Fund/Portfolio seeking portfolio securities trading suggestions. In providing this information reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The Company’s/Trust’s Portfolio Holdings Policies set forth the third parties who receive portfolio holdings information pursuant to ongoing arrangements. Furthermore, the Portfolio Holdings Policies can only be revised by Board approval. The Board will be notified by the Adviser and the Administrator if disclosures are made concerning the Company’s/Trust’s portfolio holdings in contravention of the Company’s/Trust’s Portfolio Holdings Policies.

In determining the existence of a legitimate business purpose, and in order to ensure that the disclosure of the Company’s/Trust’s portfolio holdings is in the best interests of the Company’s/Trust’s shareholders, the following factors, and any additional relevant factors, shall be considered by the Company/Trust or its service providers when disclosing non-public portfolio holdings information to selected third parties: (1) whether the disclosure is consistent with the anti-fraud provisions of the federal securities laws; and (2) avoidance of any conflicts of interest between the interests of the Company’s/Trust’s shareholders and the service providers.

65

Purchasing Shares

Shares of the Funds are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Funds. Shares of the Funds are sold at their NAV plus any applicable sales charge. Except for the Funds themselves (through KFD), only investment dealers that have an effective selling agreement with the Funds are authorized to sell shares of the Funds.

Anti-Money Laundering Program

The Funds have established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and completing a thorough review of all New Account Application Forms. The Funds will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.

Offering Price of Advisor Class A Shares

A financial intermediary may offer Fund shares subject to variations in or elimination of the Fund sales charges (“variations”), provided such variations are described in the Funds’ Advisor Class Prospectus. All variations described in Appendix A – Financial Intermediary Sales Charge Variations (“Appendix A”) to the Funds’ Advisor Class Prospectus are applied by the identified financial intermediary. Sales charge variations may apply to purchases, sales, exchanges and reinvestments of Fund shares and a shareholder transacting in Fund shares through the financial intermediary identified on Appendix A to the Funds’ Advisor Class Prospectus should read the terms and conditions of Appendix A carefully. A variation that is specific to the financial intermediary is not applicable to shares held directly with the Funds or through another intermediary. Please consult the financial intermediary with respect to any variations listed on Appendix A to the Funds’ Advisor Class Prospectus.

Advisor Class A Shares of the Funds are sold with a maximum front-end sales charge of 5.75%. Using the NAV per share as of March 31, 2020, the maximum offering price of each Fund’s Advisor Class A Shares would be as follows:

Fund	Net Asset Value	Maximum Sales Charge	Offering Price to Public
The Alternative Income Fund	$97.13	5.75%	$103.06
The Internet Fund	$25.84	5.75%	$27.42
The Global Fund	$5.66	5.75%	$6.01
The Paradigm Fund	$34.86	5.75%	$36.99
The Medical Fund	$22.83	5.75%	$24.22
The Small Cap Opportunities Fund	$41.39	5.75%	$43.92
The Market Opportunities Fund	$20.60	5.75%	$21.86
The Multi-Disciplinary Income Fund	$9.63	5.75%	$10.22

66

The actual sales charge that is paid by an investor on the purchase of Advisor Class A Shares may differ slightly from the sales charge listed above or in the applicable Prospectus due to rounding in the calculations. Contact your broker or dealer for further information.

Advisor Class A Shares – Sales Load Waivers

You will not have to pay a sales charge on purchases of Advisor Class A shares if:

•	You are an employee of a broker-dealer or agent that has a selling agreement with the Distributor;

•	You buy Advisor Class A shares under a wrap program or other all-inclusive program offered by your broker-dealer or agent; or

•	The sales charge is waived by a broker-dealer or agent who has entered into an agreement with the Distributor that allows for load-waived Class A shares purchases.

Please consult your broker-dealer or agent to determine whether you may be eligible for these waivers.

Employees, directors or trustees of the Adviser, KFD, the Company, the Trust or any of their affiliates, and members of the families (including parents, grandparents, siblings, spouses, children, and in-laws) of such entities’ employees, directors or trustees will also not have to pay a sales charge on Advisor Class A shares.

Advisor Class A Shares – Reducing the Sales Charge

Advisor Class A shares of the Funds are sold at their NAV plus a sales charge as described in the Prospectus. Shareholders can reduce the sales charge on purchases of Advisor Class A shares by:

•	purchasing larger quantities of shares or putting a number of purchases together to obtain the discounts

•	signing a 13-month letter of intent

•	using the reinvestment privilege

•	making concurrent purchases

Certain broker-dealers may reduce sales charges under certain circumstances. Consult your broker-dealer. For the variations applicable to shares offered through a financial intermediary, please see “Appendix A – Financial Intermediary Sales Charge Variations” in the Funds’ Advisor Class Prospectus.

Large Purchases and Quantity Discounts. As indicated in the applicable Prospectus, the more Advisor Class A shares a shareholder purchases, the smaller the sales charge per share. Shareholders who purchase $1 million or more worth of Class A shares will pay no initial sales charge. If a shareholder purchases Advisor Class A shares on the same day as his or her spouse or children under 21, all such purchases will be combined in calculating the sales charges.

Also, if shareholders later purchase additional shares of a Fund, the purchases will be added together with the amount already invested in that Fund. For example, if a shareholder already owns shares of a Fund with a value at the current NAV of $40,000 and subsequently purchases $10,000 more of that same Fund at the current NAV, the sales charge on the additional purchase would be 4.75%, not 5.75% as shown in the Prospectus. At the time of purchasing additional purchases, shareholders should inform that Funds in writing that they already own Advisor Class A shares of the Fund.

Signing a Letter of Intent. If investors intend to purchase at least $50,000 of Advisor Class A shares over the next 13 months, they should consider signing a letter of intent (“LOI”) to reduce the sales charge. A letter of intent includes a provision providing for the assessment of the sales charge for each purchase based on the amount you

67

intend to purchase within the 13-month period. It also allows the custodian to hold the maximum sales charge (i.e., 5.75%) in shares in escrow until the purchases are completed. The shares held in escrow in the investor’s account will be released when the 13-month period is over. If the investor does not purchase the amount stated in the letter of intent, the Fund will redeem the appropriate number of escrowed shares to cover the difference between the sales charge paid and the sales charge applicable to the individual purchases had the LOI not been in effect. Any remaining escrow shares will be released from escrow.

The letter of intent does not obligate the investor to purchase shares, but simply allows the investor to take advantage of the lower sales charge applicable to the total amount intended to be purchased. Any shares purchased within 90 days of the date you establish a letter of intent may be used as credit toward fulfillment of the letter of intent, but the reduced sales charge will only apply to new purchases made on or after that date. The investor’s prior trade prices will not be adjusted.

Reinvestment Privilege. If Advisor Class A shares of any of the Funds have been redeemed, the investor has a one‑time right, within 60 days, to reinvest the redemption proceeds at the next‑determined NAV without any sales charge. Shareholders should inform the Funds, in writing, that they are reinvesting so that they will not be overcharged.

Concurrent Purchases. Another way to reduce the sales charge is to combine purchases made at the same time in a Fund and one or more other funds offered by the Company that apply sales charges. For example, if an investor invests $30,000 in Advisor Class A shares of one of the Funds, and $70,000 in Advisor Class A shares of another Fund offered by the Company, the sales charge would be lower. Investors should inform the Funds in writing about the concurrent purchases so that they will not be overcharged.

Broker-Dealer Purchases. Purchases of Advisor Class A shares may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are pre-approved through an existing agreement between the investment adviser, broker or financial planner and the Fund’s distributor, and purchases are placed through an omnibus account with the Fund; (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent or (iii) in other circumstances at a Fund’s discretion. Such purchases may also be made for retirement and deferred compensation plans and trusts used to fund those plans.

Involuntary Redemptions. The Funds reserve the right to redeem shares of accounts where the account balance is less than $1,000 with respect to the No Load, Advisor Class A and Advisor Class C shares and less than $100,000 with respect to the Institutional Class. See the applicable Prospectus for more information on accounts with low balances.

Exchange Privilege

Shareholders may exchange shares of a Fund for shares of any other Fund offered by the Company. Exercising the exchange privilege is treated as a sale for federal income tax purposes and you may realize short or long‑term capital gains or losses on the exchange. An exchange of Fund shares held for 30 days or less may be subject to a 2.00% redemption fee.

68

Shareholders may exchange shares by telephone or in writing as follows:

•	By Telephone

You may exchange shares by telephone only if the shareholders registered on your account are the same shareholders registered on the account into which you are exchanging. Exchange requests must be received before 4:00 p.m. Eastern time to be processed that day.

•	In Writing

You may send your exchange request in writing. Please provide the Fund name and account number for each of the Funds involved in the exchange and make sure the letter of instruction is signed by all shareholders on the account.

Generally, you may only exchange No Load shares for No Load shares, Institutional Class shares for Institutional Class shares, Advisor Class A shares for Advisor Class A shares and Advisor Class C shares for Advisor Class C shares. In all cases involving Advisor Class A share exchanges, shareholders will be required to pay a sales charge only once, assuming they are not eligible for a sales charge waiver.

NOTE: The Funds may modify or terminate the exchange privilege at any time upon 60 days’ prior notice to shareholders. Investors may have difficulty making exchanges by telephone through brokers or banks during times of drastic market changes. If you cannot contact your broker or bank by telephone, you should send your request in writing via overnight mail.

Stock Certificates and Confirmations

The Funds do not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Funds to the shareholder’s address of record.

Special Incentive Programs

At various times the Funds may implement programs under which a dealer’s sales force may be eligible to (a) win nominal awards for certain sales efforts or as part of recognition programs conforming to criteria established by the Funds, or (b) participate in sales programs sponsored by the Funds. In addition, the Adviser, in its discretion, may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Funds. These programs will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

Investing Through Authorized Brokers or Dealers

The Funds may authorize one or more brokers to accept purchase orders on a shareholder’s behalf. Brokers are authorized to designate intermediaries to accept orders on the Funds’ behalf. An order is deemed to be received when an authorized broker or agent accepts the order. Orders will be priced at the Funds’ NAV next computed after they are accepted by an authorized broker or agent.

For all classes other than the Institutional Class, if any authorized dealer receives an order of at least $1,000, the dealer may contact the Funds directly. Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Funds by 4:00 p.m. Eastern Time on that day will be effected at the NAV per share determined as of the close of trading on the NYSE on that day. Otherwise, the orders will be effected at the next

69

determined NAV. It is the dealer’s responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. Eastern Time.

Redemption of Shares

To redeem shares, shareholders may send a written request in “good order” to:

Kinetics Mutual Funds, Inc.
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
1-800-930-3828

A written request in “good order” to redeem shares must include:

•	the shareholder’s name,

•	the name of the Fund;

•	the account number;

•	the share or dollar amount to be redeemed; and

•	signatures by all shareholders on the account.

The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

If shareholders request redemption proceeds be sent to an address other than that on record with the Funds or proceeds be made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

•	a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation (“FDIC”);

•	a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;

•	a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

•	any other “eligible guarantor institution” as defined in the Securities Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Funds and their transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Funds and their transfer agent reserve the right to amend these standards at any time without notice.

Redemption Fees

The Funds are designed for long-term investors willing to accept the risks associated with a long-term investment. The Funds are not designed for short-term traders.

For these reasons, the Funds assess a 2.00% fee on the redemption or exchange of Fund shares held for 30 days or less. These fees will be paid to the Funds to help offset transaction costs. Each Fund reserves the right to waive the redemption fee, subject to its sole discretion in instances it deems not to be disadvantageous to the Fund.

70

The Funds will use the first-in, first-out (“FIFO”) method to determine the 30-day holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is 30 days or less, the redemption fee will be assessed using the current NAV of those shares. The redemption fee will be applied on redemptions and exchanges of each investment made by a shareholder that does not remain in a Fund for a 30-day period from the date of purchase.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Funds’ systematic programs, as these transactions are typically de minimis. This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Funds in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Funds in an omnibus account. The redemption fee will also not be assessed to accounts of the Adviser or its affiliates used to capitalize the Funds as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Funds. In addition, the Funds are authorized to waive redemption fees for redemptions to asset allocation programs, wrap fee programs and other investment programs offered by financial institutions. Although frequent purchases and redemptions of Fund shares are generally permitted, the Funds only intend to waive redemption fees for redemptions the Funds reasonably believe do not raise frequent trading or market timing concerns.

Brokerage

Each Portfolio’s assets are invested by the Adviser in a manner consistent with the Portfolio’s investment objective, strategies, policies and restrictions and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of each Portfolio.
Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions may involve the payment by the Adviser, on behalf of the Portfolios, of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over‑the‑counter markets, but the price paid by the Adviser usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Adviser on behalf of the Portfolios includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

U.S. government securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.

In placing orders for the purchase and sale of portfolio securities for the Portfolios, the Adviser seeks to obtain the best price and execution, taking into account such factors as price, size of order, difficulty and risk of execution and operational facilities of the firm involved. For securities traded in the over-the-counter markets, the Adviser deals directly with the dealers who make markets in these securities unless better prices and execution are available elsewhere. The Adviser negotiates commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the Adviser generally seeks reasonably competitive commission rates, the Portfolios do not necessarily pay the lowest commissions available. The Trust’s Board of Trustees and the Company’s Board of Directors periodically review the commission rates and allocation of orders.

When consistent with the objectives of best price and execution, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both orally and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability

71

of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Portfolios from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts that they manage, as opposed to solely benefiting one specific managed fund or account.

The Trust, on behalf of a Portfolio, may also enter into arrangements, commonly referred to as “broker/service arrangements” with broker-dealers pursuant to which a broker-dealer agrees to pay the cost of certain products or services provided to the Portfolio in exchange for fund brokerage. Under a typical brokerage/service arrangement, a broker agrees to pay a portion of the Portfolio’s custodian, administrative or transfer agency fees, and, in exchange, the Portfolio agrees to direct a minimum amount of brokerage to the broker. The Adviser, on behalf of the Trust/Company, usually negotiates the terms of the contract with the service provider, which is paid directly by the broker.

The Portfolios may direct certain portfolio trades to unaffiliated brokers who pay a portion of the commissions for those trades in cash to the applicable Portfolio that generated the commission.

From time-to-time, the Adviser may effect transactions in portfolio securities with executing brokers that may also promote or sell shares of the Funds/Portfolios (“selling brokers”) pursuant to policies adopted by the Company’s/Trust’s Board of Directors/Trustees. These policies provide that the Adviser shall not (i) take into consideration the promotion or sale of the Funds’/Portfolios’ shares as a factor in selecting executing brokers for the Funds/Portfolios, (ii) enter into an arrangement or understanding (whether oral or written) pursuant to which the Adviser directs, or is expected to direct, portfolio securities transactions or any other remuneration (as described below) to any broker or dealer in consideration for the promotion or sale of the Funds/Portfolios, and (iii) enter into a “step out” or any other type of arrangement under which a portion of the Funds’/Portfolios’ commission is directed to the selling brokers for the purpose of compensating such brokers for promoting or selling shares of the Funds/Portfolios. This prohibition applies to all transactions whether such transaction involves a commission, mark-up, mark down, other fee or portion of another fee paid or to be paid from a transaction effected through an executing broker.

The same security may be suitable for a Portfolio, another Portfolio of the Trust or other private accounts managed by the Adviser. If and when a Portfolio and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Portfolio and the accounts. The simultaneous purchase or sale of the same securities by the Portfolio and other accounts may have a detrimental effect on the Portfolio, as this may affect the price paid or received by the Portfolio or the size of the position obtainable or able to be sold by the Portfolio.

All brokerage commissions are reflected at the Portfolio level. The following table represents the total brokerage commissions paid by the Portfolios for the years ended December 31, 2019, 2018, and 2017, respectively:

Total Brokerage Commissions Paid	2019	2018	2017
The Alternative Income Portfolio	$0	$388	$1,049
The Internet Portfolio	$4,295	$5,540	$27,773
The Global Portfolio	$768	$4,417	$23,002
The Paradigm Portfolio	$32,087	$58,841	$100,638
The Medical Portfolio	$1,357	$904	$970
The Small Cap Opportunities Portfolio	$13,593	$18,950	$56,875

72

Total Brokerage Commissions Paid	2019	2018	2017
The Market Opportunities Portfolio	$2,777	$1,642	$22,892
The Multi-Disciplinary Income Portfolio	$12	$1,843	$354

Taxes

The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectuses are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisor with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectuses and this SAI are based on the Internal Revenue Code (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

Federal – General Information

Each Fund has elected to be treated and intends to qualify for each taxable year as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, each of the Funds generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, each Fund must meet three important tests each year.

First, each Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in stock, securities, or currencies or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of each Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, each Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

Each Fund intends to comply with this distribution requirement. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

73

Each of the Funds invests all of its assets in and derives all of its income from a corresponding master portfolio. Each master portfolio is treated as a partnership for federal tax purposes, and each Fund will be treated as recognizing an allocable share of the income, gain, loss, deduction and credit of the master portfolio in which it invests. For purposes of the income and diversification requirements, a Fund will be treated as receiving its allocable share of items of income and gain of the master portfolio and as owning its allocable share of a master portfolio’s assets. Thus, a Fund’s ability to satisfy the income and diversification requirements depends upon the character of a master portfolio’s income and assets. Each master portfolio intends to invest its assets so that its Fund investors will satisfy the income and diversification requirements.

If for any taxable year a Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

Taxation of Certain Financial Instruments

The tax principles applicable to transactions in financial instruments, such as futures contracts and options, that may be engaged in by a master portfolio, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. The tax consequences of such transactions and investments will pass through to each Fund and may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which any master portfolio invests, a Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if a master portfolio fails to make an election to recognize income annually during the period of its ownership of the shares of the PFIC.

Capital Loss Carryforwards

At December 31, 2019, the Funds had no accumulated net realized capital loss carryforwards that will expire in 2020.
At December 31, 2019, the Funds had the following short-term and long-term capital loss carryforwards without expiration.

74

	Capital Loss Carryforward
	Short-Term	Long-Term	Total
The Internet Fund	$(72,863)	$(1,143,434)	$(1,216,297)
The Global Fund	(138,131)	(236,471)	(374,602)
The Paradigm Fund	—	—	—
The Medical Fund	—	—	—
The Small Cap Opportunities Fund	—	(1,664,104)	(1,664,104)
The Market Opportunities Fund	(305,260)	—	(305,260)
The Alternative Income Fund	—	—	—
The Multi-Disciplinary Income Fund	(6,142)	(1,620,228)	(1,626,370)
For the year ended December 31, 2019, the Funds did not utilize any capital loss carryforwards.
State and Local Taxes

Although each Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund could be subject to the tax laws of such states or localities.

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP, Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia, PA 19102, serves as the Funds’ independent registered public accounting firm. Its services include an audit of the Funds’ financial statements and the performance of other related audit and tax services.

Financial Statements

The Funds’ annual report to shareholders for the fiscal year ended December 31, 2019 has been filed with the SEC. The financial statements, notes thereto and Report of Independent Registered Public Accounting Firm included in the Annual Report are incorporated by reference into this SAI, or by following the hyperlink to the Annual Report .

Financial statements certified by the Funds’ independent registered public accounting firm will be submitted to shareholders at least annually.

75

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

An S&P Global Ratings short-term issue credit rating is generally assigned to those obligations considered short-term in the relevant market. The following summarizes the rating categories used by S&P Global Ratings for short-term issues:

“A-1” - A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” - A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

“A-3” - A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

“B” - A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” - A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

“D” - A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed exchange offer.

Local Currency and Foreign Currency Ratings - S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer will differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

“NR” - This indicates that a rating has not been assigned or is no longer assigned.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both on the

76

likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

“NR” - Is assigned to an unrated issuer.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” - Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” - Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” - Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” - Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” - Securities possess high short-term default risk. Default is a real possibility.

“RD” - Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

“D” - Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

77

Plus (+) or minus (-) - The “F1” rating may be modified by the addition of a plus (+) or minus (-) sign to show the relative status within that major rating category.

“NR” - Is assigned to an unrated issue of a rated issuer.

The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

“R-1 (middle)” - Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

“R-1 (low)” - Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” - Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

“R-2 (middle)” - Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” - Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” - Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” - Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” - Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” - Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods,

78

a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Credit Ratings

The following summarizes the ratings used by S&P Global Ratings for long-term issues:

“AAA” - An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

“AA” - An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

“A” - An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

“BBB” - An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” - Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

“BB” - An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

“B” - An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

“CCC” - An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

“CC” - An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” - An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

“D” - An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless

79

S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Plus (+) or minus (-) - The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

“NR” - This indicates that a rating has not been assigned, or is no longer assigned.

Local Currency and Foreign Currency Risks - S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more. Such ratings reflect both on the likelihood of default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” - Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” - Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” - Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” - Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” - Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” - Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” - Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” - Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” - Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

“NR” - Is assigned to unrated obligations.

80

The following summarizes long-term ratings used by Fitch:

“AAA” - Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” - Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” - Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” - Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

“BB” - Securities considered to be speculative. “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” - Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present.

“CCC” - A “CCC” rating indicates that substantial credit risk is present.

“CC” - A “CC” rating indicates very high levels of credit risk.

“C” - A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings but are instead rated in the “CCC” to “C” rating categories, depending on their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

“NR” - Is assigned to an unrated issue of a rated issuer.

The DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by DBRS for long-term debt:

81

“AAA” - Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” - Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

“A” - Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” - Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

“BB” - Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

“B” - Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” - Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” - A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” - A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

82

“SP-2” - A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” - A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

“D” - This rating is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Moody’s uses the global short-term Prime rating scale (listed above under Short-Term Credit Ratings) for commercial paper issued by U.S. municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.

For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales, the Municipal Investment Grade (“MIG”) and Variable Municipal Investment Grade (“VMIG”) scales provided below.

Moody’s uses the MIG scale for U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. Under certain circumstances, Moody’s uses the MIG scale for bond anticipation notes with maturities of up to five years.

MIG Scale

“MIG-1” - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

“NR” - Is assigned to an unrated obligation.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interests payments. The short-term demand obligation rating addresses the ability of the issuer or the liquidity provider to make payments associated with the purchase-price-upon demand feature (“demand feature”) of the VRDO. The short-term demand obligation rating uses the VMIG scale. VMIG ratings with liquidity support use as an input the short-term Counterparty Risk Assesment of the support provider, or the long-term rating of the underlying obligor in the absence of third party liquidity support. Transitions of VMIG Ratings of demand obligations with conditional liquidity support differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

83

Moody’s typically assigns the VMIG short-term demand obligation rating if the frequency of the demand feature is less than every three years. If the frequency of the demand feature is less than three years but the purchase price is payable only with remarketing proceeds, the short-term demand obligation rating is “NR”.

“VMIG-1” - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” - Is assigned to an unrated obligation.

About Credit Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.

Fitch’s credit ratings relating to issuers are an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign financial, bank, insurance, and public finance entities (including supranational and sub-national entities) and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

Credit ratings provided by DBRS are forward-looking opinions about credit risk which reflect the creditworthiness of an issuer, rated entity, security and/or obligation. Credit ratings are not statements of fact. While historical statistics and performance can be important considerations, credit ratings are not based solely on such; they include subjective considerations and involve expectations for future performance that cannot be guaranteed. To the extent that future events and economic conditions do not match expectations, credit ratings

84

assigned to issuers, entities, securities and/or obligations can change. Credit ratings are also based on approved and applicable methodologies (“Methodologies”), which are periodically updated and when material changes are deemed necessary, this may also lead to rating changes.

Credit ratings typically provide an opinion on the risk that investors may not be repaid in accordance with the terms under which the obligation was issued. In some cases, credit ratings may also include consideration for the relative ranking of claims and recovery, should default occur. Credit ratings are meant to provide opinions on relative measures of risk and are not based on expectations of any specific default probability, nor are they meant to predict such.

The data and information on which DBRS bases its opinions is not audited or verified by DBRS, although, DBRS conducts a reasonableness review of information received and relied upon in accordance with its Methodologies and policies.

DBRS uses rating symbols as a concise method of expressing its opinion to the market, but there are a limited number of rating categories for the possible slight risk differentials that exist across the rating spectrum and DBRS does not assert that credit ratings in the same category are of “exactly” the same quality.

85

April 29, 2020	Prospectus	www.kineticsfunds.com

The Kinetics Spin-off and Corporate Restructuring Fund Advisor Class A (LSHAX) Advisor Class C (LSHCX) Institutional Class (LSHUX) No Load Class (LSHEX)
A series of Kinetics Mutual Funds, Inc.
Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, Kinetics Mutual Funds, Inc. will send a notice, either by mail or e-mail, each time your fund’s updated report is available on our website www.kineticsfunds.com. Investors enrolled in electronic delivery will receive the notice by e-mail, with links to the updated report and do not need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge by calling (800) 930-3828. Your election to receive reports in printed format will apply to all funds held in Kinetics Mutual Funds, Inc.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

Kinetics Spin-off and Corporate Restructuring Fund
A series of Kinetics Mutual Funds, Inc. (the “Company”)

This Prospectus sets forth basic information about the Fund that you should know before investing. It should be read and retained for future reference.
The date of this Prospectus is April 29, 2020.

SUMMARY SECTION

Investment Objectives
The Kinetics Spin-off and Corporate Restructuring Fund (the “Fund”) seeks to achieve long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Spin-Off and Corporate Restructuring Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled, “Description of Classes” beginning on page 30 of the Fund’s prospectus, in Appendix A to this Prospectus - Financial Intermediary Sales Charge Variations, and “Purchasing Shares” beginning on page 51 of the Fund’s statement of additional information.

	Advisor Class A Shares			Advisor Class C Shares			Institutional Class Shares		No Load Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		5.75%	(1)		None			None		None
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)		None			1.00%	(2)		None		None
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)		2.00%			2.00%			2.00%		2.00%
Wire fee		$15			$15			$15		$15
Overnight check delivery fee for weekday		$25			$25			$25		$25
Retirement account fees (annual maintenance fee)		$15			$15			$15		$15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		1.00%			1.00%			1.00%		1.00%
Distribution and service (Rule 12b-1) fees		0.25%			0.75%			None		None
Other expenses		0.96%			0.96%			0.91%		0.96%
Shareholder service fee	0.25%			0.25%			0.20%		0.25%
Other Operating Expenses	0.71%			0.71%			0.71%		0.71%
Acquired Fund Fees and Expenses		0.17%			0.17%			0.17%		0.17%
Total annual fund operating expenses(3)		2.38%			2.88%			2.08%		2.13%
Fees waiver and/or expenses reimbursements (5)		-0.71%			-0.46%			-0.66%		-0.51%
Total annual fund operating expenses after fee waiver and/or expense reimbursements (4)		1.67%			2.42%			1.42%		1.62%

(1)	No initial sales charge is applied to purchases of $1 million or more.

(2)	A CDSC of 1.00% will be charged on Advisor Class C Share purchases that are redeemed in whole or in part within 12 months of purchase.

3

(3)
Total Annual Fund Operating Expenses do not correlate to the ratio of operating expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus, which reflects the Fund’s operating expenses and does not include acquired fund fees and expenses (“AFFE”).

(4)
The Fund’s advisor, Horizon Kinetics Asset Management, LLC (“Kinetics” or “Investment Adviser”) has contractually agreed to reimburse the Fund the portion of the shareholder servicing fees in excess of 0.05% of average daily net assets until at least May 1, 2021. In addition, the Investment Adviser has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, AFFE (as determined in accordance with Form N‑1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.50%, 2.25%, 1.25% and 1.45% of the average daily net assets of the Advisor Class A Shares, Advisor Class C Shares, Institutional Shares and No Load Shares, respectively. This agreement is in effect until May 1, 2021, and may be terminated before that date only by the Company’s Board of Directors. The Fund’s Investment Adviser is permitted to seek reimbursement from the Fund for a period ending three full years after the date of the waiver or payment. Any reimbursement is limited to the lesser of the Expense Cap in effect at the time of the waiver and the Expense Cap in effect at the time of reimbursement.

(5)
The Investment Adviser has contractually agreed to reimburse the Fund the portion of Shareholder Servicing fees in excess of 0.05% of the average daily net assets of the Institutional Class until at least May 1, 2021.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation until its expiration). Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Advisor Class A	$735	$1,211	$1,712	$3,084
Advisor Class C	$348	$849	$1,478	$3,172
Institutional Class	$145	$588	$1,058	$2,358
No Load Class	$165	$618	$1,097	$2,422

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Advisor Class C	$245	$849	$1,478	$3,172

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategy
Under normal market conditions, the Fund will pursue its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of spin-off companies, companies subject to other forms of corporate restructuring, parents of any such companies, and publicly traded shareholder activist holding companies which, by way of their shareholder ownership in other companies, have caused such other companies to undergo spin-offs and other forms of corporate restructurings. The Fund is non-diversified. The Fund considers a spin-off company or a company subject to a corporate restructuring to be any company that has experienced one of the following events within five years of the Fund’s investment in the company: a spin-off distribution of stock of a subsidiary company

4

by its parent company to parent company shareholders; an equity “carve-out” or “partial initial public offering” in which a parent company sells a percentage of the equity of a subsidiary in a public offering; or the parent company of any such company after the public disclosure of the corporate restructuring. The Fund may invest in a parent company of a spin-off company or a company subject to a corporate restructuring, or a publicly traded shareholder activist holding company which has caused such other companies to undergo the spin-off or corporate restructuring, after the public disclosure of the planned spin- off or corporate restructuring, during the spin-off or corporate restructuring process, or after the actual spin-off or corporate restructuring. If the Fund invests in a parent company of a spin-off company or a company subject to a corporate restructuring prior to a spin-off or restructuring, the Fund would, upon the completion of the spin-off or restructuring, receive the shares of the spin-off company. The Fund may retain shares of both the parent and the spin-off company, the shares of only one, or the shares of neither.

The Fund will invest in both U.S. and foreign equity stocks. The Fund’s investments in foreign equity stocks may be in both developed and emerging markets. The Fund’s equity investments may include common stock, preferred stock, securities convertible into common stock, warrants, rights and other equity securities having the characteristics of common stock (such as depositary receipts). The Fund may invest in any size company, including small- and medium-sized companies, and further may invest in companies which are financially distressed.

The Fund may invest up to 20% of its assets in companies that, for a variety of reasons, the Fund’s Investment Adviser believes may have the potential to be subject to a spin-off or corporate restructuring within a reasonable period of time; for example, a similar company may have recently announced a spin-off; the company may be under investor pressure to consider strategic alternatives; or the current segments of the company may not have a synergistic fit, and as a result the company’s stock trades at a discount to that of its closest peers. The Fund may invest in potential spin-off and corporate restructuring companies that the Fund’s Investment Adviser believes may, based on its in-house research, have the most favorable risk/reward characteristics.

The Investment Adviser seeks to avoid short-term investing and significant portfolio turnover. The Investment Adviser utilizes its in-house research capabilities to seek to identify businesses at inflection points in their corporate life cycles with what the Investment Adviser believes are attractive risk/reward profiles. The Investment Adviser believes that returns are often the result of the market’s inefficiency in initially valuing corporate restructurings due in part to lack of coverage by the investment community and initial indiscriminate selling pressure. For instance, companies that have been "spun-off" from their corporate parents by way of corporate restructurings may not be followed closely by financial sector analysts, which could lead to advantageous disparities between a company’s valuation and growth prospects relative to its pricing in the marketplace. The Investment Adviser uses a process that focuses primarily on the analysis of individual companies rather than on the industry in which the company may operate. This “bottom-up” approach may result in multiple investments in the same sector or industry. However, the Investment Adviser pays careful attention to the limitation of sector and industry concentrations.

The Fund may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Adviser believes the purchase of additional equity securities would not further the investment objective of the Fund during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Fund may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

5

If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Fund is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Fund holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

The Fund held 34.40% of its net assets in the Texas Pacific Land Trust (the “Land Trust”) as of March 31, 2020. The Land Trust is a trust organized under the laws of the state of New York. One of the largest land owners in Texas, the Land Trust derives most of its income from oil and gas royalty revenue, land easements and water royalties and sales. The Land Trust has historically operated with minimal operating expenses, little to no debt and utilized cash flow to return capital to unitholders through share repurchases and dividends. While the Land Trust has held the majority of its assets since its formation in 1888, the development of energy resources subject to its royalty interests and related land use have experienced rapid growth in recent years due to advances in energy exploration and extraction technologies.

Principal Investment Risks
Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

ª
Convertible Securities Risk: Convertible securities are subject to market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases the convertible security tends to trade on the basis of its yield and other fixed income characteristics, and is more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk. Convertible securities are typically issued by smaller capitalized companies with stock prices that may be more volatile than those of other companies.

ª
Currency Risk: The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

ª
Distressed Securities Risk: Financially distressed securities involve considerable risk that can result in substantial or even total loss of the Fund’s investment. It is often difficult to obtain information as to the true condition of financially distressed securities. These securities are often subject to litigation among the participants in bankruptcy or reorganization proceedings.

ª
Emerging Markets Risk: Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels

6

of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

ª
Equity Risk: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

ª
Event Driven Risk: The Investment Adviser’s evaluation of the outcome of a proposed spin-off or corporate restructuring may prove incorrect and the Fund’s return on an investment may be negative. Even if the Investment Adviser’s judgment regarding the likelihood of a specific outcome proves correct, the expected event may be delayed or completed on terms other than those originally proposed, which may cause the Fund to lose money or fail to achieve a desired rate of return. In addition, the ability of a shareholder activist holding company to effectuate a spin-off or restructuring is subject to the same risks and the Investment Adviser’s evaluation of such a company’s capabilities may be incorrect.

ª
Foreign Investment Risk: The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends.

ª
Initial Public Offerings Risk: The Fund may purchase securities of companies in IPOs. Special risks associated with these securities may include limited numbers of shares available for trading, unseasoned trading, lack of investor knowledge of the companies and the companies’ limited operating histories. These factors may contribute to substantial price volatility for the shares of these companies.

ª	Large-Cap Company Risk: Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

ª
Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price. The Fund’s significant investment in a single position, makes the Fund especially susceptible to the risk that during certain periods the liquidity of the single position will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

ª
Management and Strategy Risk: The value of your investment depends on the judgment of the Investment Adviser about the quality, relative yield, value or market trends affecting a particular security, issuer, sector or region, which may prove to be incorrect. Investment strategies employed by the Investment Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to that of other investments.

ª
Market Risk: The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline

7

because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Natural disasters, public health emergencies (including epidemics and pandemics), terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects.

ª
Non-Diversification Risk: The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

ª
Petroleum and Gas Sector Risk: The profitability of companies in the oil and gas industry is related to worldwide energy prices, exploration costs and production spending. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation. Companies in the oil and gas industry may be adversely affected by: natural disasters or other catastrophes; changes in exchange rates or interest rates; prices for competitive energy services; economic conditions; tax treatment or government regulation; government intervention; negative public perception; or unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property, imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence or labor unrest). Companies in the oil and gas industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

ª
Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

ª
Sector Concentration Risk: Although the Fund will not concentrate its investments in any industries, the Fund may, at certain times, have concentrations in one or more sectors which may cause the Fund to be more sensitive to economic changes or events occurring in those sectors. As of December 31, 2019, the Fund had 39.10% invested in the Mining, Quarrying, and Oil and Gas Extraction sector.

ª
Single Stock Concentration Risk: The Fund may hold a large concentration of its net assets in a single security or issuer. Holding a large concentration in a single security or issuer may expose the Fund to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance.

ª
Small-cap and Mid-cap Company Risk: The securities of small-capitalization or mid- capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

ª
Specific Strategy/Research Risk: The Fund’s Investment Adviser and an affiliate of the Fund’s Investment Adviser author and collaborate on research reports regarding spin-off related companies for institutional subscribers. Consistent with its compliance policies and procedures, the Investment Adviser may impose for a period of time an internal restriction in the trading in certain securities

8

related to spin-off companies, corporate restructuring companies and/or their parent companies discussed in these research reports. As a result, the Fund may be prevented from trading in such securities at their optimal value or time as might otherwise have been permitted if such restrictions were not in effect. In addition, if subscribers to the research services buy or sell securities that are described in the reports, it could potentially have an adverse effect on the price of securities bought or sold by the Fund.

ª
Valuation Risk: The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued by the Fund using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology.

ª
Warrants and Rights Risk: Warrants and rights may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of speculation or other factors. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments. Failing to exercise subscription rights to purchase common stock would dilute the Fund’s interest in the issuing company. The market for such rights is not well developed, and the Fund may not always realize full value on the sale of rights.

Who may want to invest?
The Fund may be appropriate for investors who:
ª    wish to diversify their portfolios;
ª    wish to generate income and capital; and
ª    are comfortable with the risks described herein.

Performance
The performance information provided below indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced.

The Horizon Spin-off and Corporate Restructuring Fund, a series of Investment Managers Series Trust (the “Predecessor Fund”) reorganized into the Fund following the close of business on December 8, 2017. Before the Fund commenced operations, all of the assets and liabilities of the Predecessor Fund were transferred to the Fund in a tax-free reorganization (the "Reorganization"). As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization. Performance results shown in the bar chart and the performance table below for the period through December 31, 2016 reflect the performance of the Predecessor Fund. On February 11, 2014, the Predecessor Fund’s principal investment strategy changed. The performance information for periods prior to that date is attributable to the Predecessor Fund’s previous principal investment strategy.

The performance information for the period prior to October 10, 2009, is that of the Liberty Street Horizon Fund, a series of the Forum Funds Trust (the “Liberty Street Fund”). The Predecessor Fund acquired the assets and liabilities of the Liberty Street Fund in a reorganization on March 16, 2007. The Liberty Street Fund’s performance and financial history were adopted by the Predecessor Fund and, for periods prior to October 10, 2009, are included in the Fund’s performance and financial history.

9

The performance of the Fund reflects the performance of the Predecessor Fund, which had substantially similar investment strategies. The bar chart shows performance of the Fund’s Institutional shares. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown. Advisor Class A, Advisor Class C and No Load Class shares performance would be lower than the Institutional Class performance because of the higher expenses paid by Advisor Class A, Advisor Class C and No Load Class shares.

Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Important note about performance reflecting the Fund’s prior investment strategy. The performance shown for periods prior to February 11, 2014 reflects a previous investment strategy. Effective February 11, 2014, the Fund’s investment strategy was changed to focus exclusively on spin-offs and other forms of corporate restructuring.

Calendar Year Total Return (before taxes) for Institutional Class Shares

Best Quarter:	24.25%	March 31, 2019
Worst Quarter:	-25.31%	December 31, 2018

The after-tax returns for the Fund’s Institutional Class shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Institutional Class shares only. After-tax returns for Advisor Class A, Advisor Class C and No Load Class shares will differ. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

10

Average Annual Total Returns (for the Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years	Since Inception	Inception Date/From
Institutional Class — Return Before Taxes	31.74%	6.86%	9.30%	2.67%	July 11, 2007
Institutional Class — Return After Taxes on Distributions	31.71%	6.32%	8.93%	2.36%	July 11, 2007
Institutional Class — Return After Taxes on Distributions and Sale of Fund Shares(1)	18.81%	5.29%	7.59%	2.05%	July 11, 2007
Advisor Class A Shares — Return Before Taxes	23.74%	5.57%	8.49%	2.63%	May 4, 2007
Advisor Class C Shares — Return Before Taxes	29.34%	5.79%	8.31%	2.34%	May 24, 2007
No Load Class Shares — Return Before Taxes	31.32%	N/A	N/A	11.13%	December 11, 2017
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%	8.52%	July 11, 2007

(1)
In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Return After Taxes on Distributions or Return Before Taxes due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period.

Management
Investment Adviser. Horizon Kinetics Asset Management LLC is the Fund’s investment adviser.

Portfolio Managers. Steven M. Bregman and Murray Stahl have served as the portfolio managers of the Fund since its inception in May 2007 and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

Investment team member	Primary Title	Years of Service with the Fund
Murray Stahl	Co-Portfolio Manager	12
Steven Bregman	Co-Portfolio Manager	12

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Kinetics Spin-off and Corporate Restructuring Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. The minimum initial investment for both regular accounts and IRAs is $2,500 ($2,000 for Coverdell Education Savings Accounts). There is no minimum on subsequent investments for all account types. To purchase shares of the Fund, you must invest at least the minimum amount.

Minimum Investments	To Open Your Account	To Add to Your Account
Advisor A and Advisor C Shares
Standard Accounts	$2,500	$0
Traditional and Roth IRA Accounts	$2,500	$0
Accounts with Systematic Investment Plans	$2,500	$0
Qualified Retirement Plans	$2,500	$0
No-Load Shares	$2,500	$0
Institutional Shares
All Accounts	$1,000,000	$0

11

Fund shares are redeemable on any business day the New York Stock Exchange (the “NYSE”) is open for business by written request or by telephone.

Tax Information
Unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, the Fund’s distributions will generally be taxable to you at ordinary income or capital gains tax rates, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies (including the Investment Adviser) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

12

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS

Investment Objective
The Fund’s investment objective is to achieve long-term growth of capital. There is no assurance that the Fund will achieve its investment objective.

The Fund’s investment objective is not fundamental and may be changed by the Board of Directors of the Company without shareholder approval, upon at least 60 days’ prior written notice to shareholders. The Fund’s investment strategies and policies may be changed from time to time without shareholder approval or prior written notice, unless specifically stated otherwise in this Prospectus or the Statement of Additional Information (“SAI”).

Principal Investment Strategies
Under normal market conditions, the Fund will pursue its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of spin-off companies, companies subject to other forms of corporate restructuring, parents of any such companies, and publicly traded shareholder activist holding companies which, by way of their shareholder ownership in other companies, have caused such other companies to undergo spin-offs and other forms of corporate restructurings. The Fund considers a spin-off company or a company subject to a corporate restructuring to be any company that has experienced one of the following events within five years of the Fund’s investment in the company: a spin-off distribution of stock of a subsidiary company by its parent company to parent company shareholders; an equity “carve-out” or “partial initial public offering” in which a parent company sells a percentage of the equity of a subsidiary in a public offering; or the parent company of any such company after the public disclosure of the corporate restructuring. The Fund may invest in a parent company of a spin-off company or a company subject to a corporate restructuring, or a publicly traded shareholder activist holding company which has caused such other companies to undergo the spin-off or corporate restructuring, after the public disclosure of the planned spin- off or corporate restructuring, during the spin-off or corporate restructuring process, or after the actual spin-off or corporate restructuring. If the Fund invests in a parent company of a spin-off company or a company subject to a corporate restructuring prior to a spin-off or restructuring, the Fund would, upon the completion of the spin-off or restructuring, receive the shares of the spin-off company. The Fund may retain shares of both the parent and the spin-off company, the shares of only one, or the shares of neither.

The Fund will invest in both U.S. and foreign equity stocks. The Fund’s investments in foreign equity stocks may be in both developed and emerging markets. The Fund’s equity investments may include common stock, preferred stock, securities convertible into common stock, warrants, rights and other equity securities having the characteristics of common stock (such as depositary receipts). The Fund may invest in any size company, including small- and medium-sized companies, and further may invest in companies which are financially distressed. In addition, under certain market conditions, the Fund may invest in a company at the time of its IPO.

The Fund may invest up to 20% of its assets in companies that, for a variety of reasons, the Investment Adviser believes may have the potential to be subject to a future spin-off or corporate restructuring, including instances in which a similar company may have recently announced a spin-off; the company may be under investor pressure to consider strategic alternatives; or the current segments of the company may not have a synergistic fit, and as a result the company’s stock trades at a discount to that of its closest peers. The Fund may invest in potential spin-off and corporate restructuring companies that the Investment Adviser believes may, based on its in-house research, have the most favorable risk/reward characteristics.

The Investment Adviser’s Process. The Investment Adviser seeks to avoid short-term investing and significant portfolio turnover. The Investment Adviser utilizes its in-house research capabilities to seek to

13

identify businesses at inflection points in their corporate life cycles with what the Investment Adviser believes are attractive risk/reward profiles. The Investment Adviser believes that returns are often the result of the market’s inefficiency in initially valuing corporate restructurings due in part to lack of coverage by the investment community and initial indiscriminate selling pressure. For instance, companies that have been “spun-off” from their corporate parents by way of corporate restructurings may not be followed closely by financial sector analysts, which could lead to advantageous disparities between a company’s valuation and growth prospects relative to its pricing in the marketplace. The Investment Adviser uses a process that focuses primarily on the analysis of individual companies rather than on the industry in which the company may operate. This “bottom-up” approach may result in multiple investments in the same sector or industry. However, the Investment Adviser pays careful attention to the limitation of sector and industry concentrations.

The Fund may invest in other securities of either a parent company spinning-off securities or of the spin-off company, such as preferred stock, warrants, tracking stocks, contingent value rights and other spin-off equity securities.

The Investment Adviser generally sells the Fund’s investments if the Investment Adviser determines that the characteristics that resulted in the original purchase decision have changed materially, the investment is no longer earning a return commensurate with its risk, the Investment Adviser identifies other investments with more attractive valuations and return characteristics, or the Fund requires cash to meet redemption requests.

Temporary and Defensive Cash and Cash Equivalent Holdings. The Fund may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments, as described above.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Adviser believes the purchase of additional equity securities would not further the investment objective of the Fund during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Fund may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.
If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Fund is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Fund holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Principal Risks of Investing
Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective. Each risk summarized below is considered a "principal" risk of investing in the Fund, regardless of the order in which it appears.

Convertible Securities Risk. Convertible securities are securities that are convertible into or exchangeable for common or preferred stock. The values of convertible securities may be affected by changes in interest rates, the creditworthiness of their issuer, and the ability of the issuer to repay principal and to make interest payments. A convertible security tends to perform more like a stock when the underlying stock price is

14

high and more like a debt security when the underlying stock price is low. A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security and generally has less potential for gain or loss than the underlying stock.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Distressed Securities Risk. Financially distressed securities involve considerable risk that can result in substantial or even total loss of the Fund’s investment. It is often difficult to obtain information as to the true condition of financially distressed securities. These securities are often subject to litigation among the participants in bankruptcy or reorganization proceedings. Such investments may also be adversely affected by federal and state laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and a bankruptcy court’s power to disallow, reduce, subordinate or disenfranchise particular claims. These and other factors contribute to above-average price volatility and abrupt and erratic movements of the market prices of these securities. In addition, the spread between the bid and asked prices of such securities may be greater than normally expected and it may take a number of years for the market prices of such securities to reflect their intrinsic values.

Emerging Markets Risk. To the extent that the Fund invests in emerging markets, an investment in the Fund may have the following additional risks: information about the companies in these countries is not always readily available; stocks of companies traded in these countries may be less liquid and the prices of these stocks may be more volatile than the prices of the stocks in more established markets; greater political and economic uncertainties exist in emerging markets than in developed foreign markets; the securities markets and legal systems in emerging markets may not be well developed and may not provide the protections and advantages of the markets and systems available in more developed countries; and very high inflation rates may exist in emerging markets and could negatively impact a country’s economy and securities markets. For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater effect these risks may have on your investment in the Fund. As a result, an investment in the Fund may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Equity Risk. The value of equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. The price of common stock of an issuer in the Fund’s portfolio may decline if the issuer fails to make anticipated dividend payments because, among other reasons, the financial condition of the issuer declines. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure in terms of priority with respect to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Event-Driven Risk. The Investment Adviser’s evaluation of the outcome of a proposed spin-off or corporate restructuring may prove incorrect and the Fund’s return on an investment may be negative. Even if the Investment Adviser’s judgment regarding the likelihood of a specific outcome proves correct, the expected event may be delayed or completed on terms other than those originally proposed, which may cause the Fund to lose money or fail to achieve a desired rate of return. These risks may be realized for a variety of

15

reasons, such as the inability to finance a transaction, lack of regulatory approval from state, federal or international agencies or failure of shareholders to approve a transaction. In addition, the ability of a shareholder activist holding company to effectuate a spin-off or restructuring is subject to the same risks and the Investment Adviser’s evaluation of such a company’s capabilities may be incorrect.

Foreign Investment Risk. Investments in foreign securities are affected by risk factors generally not thought to be present in the United States. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Special risks associated with investments in foreign markets include less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, less government supervision of exchanges, brokers and issuers, greater risks associated with counterparties and settlement, and difficulty in enforcing contractual obligations. In addition, changes in exchange rates and interest rates, and imposition of foreign taxes, may adversely affect the value of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Fund’s investments in depository receipts (including ADRs and GDRs) are subject to these risks, even if denominated in U.S. dollars, because changes in currency and exchange rates affect the values of the issuers of depository receipts. In addition, the underlying issuers of certain depository receipts, particularly unsponsored or unregistered depository receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

Initial Public Offerings Risk. The Fund may purchase securities of companies in IPOs. Special risks associated with these securities may include limited numbers of shares available for trading, unseasoned trading, lack of investor knowledge of the companies and the companies’ limited operating histories. These factors may contribute to substantial price volatility for the shares of these companies. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing market prices. Some companies whose shares are sold through IPOs are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies without revenues or operating income, or the near-term prospects of achieving them.

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion. In addition, large-capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may be more prone to global economic risks.

Liquidity Risk. Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments that it holds, or may only be able to sell those investments at less than desired prices. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Management and Strategy Risk. The value of your investment depends on the judgment of the Investment Adviser about the quality, relative yield, value or market trends affecting a particular security, issuer, sector

16

or region, which may prove to be incorrect. Investment strategies employed by the Investment Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to that of other investments.

Market Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest. The Fund’s share price may be affected by a sudden, sometimes rapid or unpredictable, decline in the market value of an investment, or by an overall decline in the stock market. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has spread internationally. The outbreak has resulted in closing borders and quarantines, enhanced health screenings, cancellations, disrupted supply chains and customer activity, and has produced general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect national and global economies, individual companies and the market in general in a manner that cannot be foreseen at the present time. Health crises caused by the recent outbreak may heighten other pre-existing political, social and economic risks in a country or region. In the event of a pandemic or an outbreak, there can be no assurance that the Fund and its service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. The full impacts of a pandemic or disease outbreaks are unknown, resulting in a high degree of uncertainty for potentially extended periods of time.

Non-Diversification Risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers. However, the Fund will comply with certain diversification requirements imposed by the Internal Revenue Code of 1986, as amended.

Petroleum and Gas Sector Risk. The profitability of companies in the oil and gas industry is related to worldwide energy prices, exploration costs and production spending. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation. Companies in the oil and gas industry may be adversely affected by: natural disasters or other catastrophes; changes in exchange rates or interest rates; prices for competitive energy services; economic conditions; tax treatment or government regulation; government intervention; negative public perception; or unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property, imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence or labor unrest). Companies in the oil and gas industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.
Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. The market value of preferred stock is subject to issuer-specific and market risks applicable generally to equity securities and is sensitive to changes in the issuer’s creditworthiness, the ability of the issuer to make payments on the preferred stock and changes in interest rates, typically declining in value if interest rates rise. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. Therefore the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

17

Sector Concentration Risk. Although the Fund will not concentrate its investments in any industries, the Fund may, at certain times, have concentrations in one or more sectors which may cause the Fund to be more sensitive to economic changes or events occurring in those sectors. As of December 31, 2019, the Fund had 39.10% invested in the Mining, Quarrying and Oil and Gas Extraction sector.
Single Stock Concentration Risk. The Fund may hold a large concentration of its net assets in a single security or issuer. Holding a large concentration in a single security or issuer may expose the Fund to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance. As of November 30, 2019, the Fund held a large concentration of its net assets in the Land Trust. Because a large portion of the Land Trust’s revenue is derived from oil and gas royalties, the performance of the Fund could be adversely affected if the underlying markets for oil or gas were to decline, thereby having a more significant impact on the Fund given the concentration in this holding.

Small-Cap and Mid-Cap Companies Risk. Investing in small-capitalization or mid-capitalization companies generally involves greater risks than investing in large-capitalized companies. Small- or mid-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people, and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the markets in general. Many small capitalization companies may be in the early stages of development. Since equity securities of smaller companies may lack sufficient market liquidity and may not be regularly traded, it may be difficult or impossible to sell securities at an advantageous time or desirable price.

Specific Strategy/Research Risk. The Investment Adviser and an affiliate of the Investment Adviser author and collaborate on research reports regarding spin-off related companies for institutional subscribers. Consistent with its compliance policies and procedures, the Investment Adviser may impose for a period of time an internal restriction in the trading in certain securities related to spin-off companies, corporate restructuring companies and/or their parent companies discussed in these research reports. As a result, the Fund may be prevented from trading in such securities at their optimal value or time as might otherwise have been permitted if such restrictions were not in effect. In addition, if subscribers to the research services buy or sell securities that are described in the reports, it could potentially have an adverse effect on the price of securities bought or sold by the Fund.

Valuation Risk. Many factors may influence the price at which the Fund could sell any particular portfolio investment. The sales price may well differ—higher or lower—from the Fund’s last valuation, and such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value methodologies. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed income securities, and currencies may be materially affected by events after the close of the market on which they are valued but before the Fund determines its net asset value.

Warrants and Rights Risk. A warrant gives the holder a right to purchase, at any time during a specified period, a predetermined number of shares of common stock at a fixed price. Unlike a convertible debt security or preferred stock a warrant does not pay fixed dividends. A warrant may lack a liquid secondary market for resale. The price of a warrant may fluctuate as a result of speculation or other factors. In addition, the price of the underlying security may not reach, or have reasonable prospects of reaching, a level at which the warrant can be exercised prudently (in which case the warrant may expire without being exercised,

18

resulting in a loss of the Fund’s entire investment in the warrant). The failure to exercise subscription rights to purchase common shares would result in the dilution of the Fund’s interest in the issuing company.

For further information about the risks of investing in the Fund, please see the Fund’s SAI.

MANAGEMENT OF THE FUND

The Investment Adviser

The Fund’s investment adviser is Horizon Kinetics Asset Management LLC (“Kinetics” or the “Investment Adviser”), 470 Park Avenue South, New York, New York 10016. The Investment Adviser provides investment advisory services to a family of nine mutual funds with discretionary management authority over approximately $3.76 billion in assets as of March 31, 2020. The Investment Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC.

On April 24, 2019, Kinetics Asset Management LLC (“KAM”), the Fund’s former investment adviser, reorganized into Horizon Asset Management LLC (“HAM”), following which HAM was renamed Horizon Kinetics Asset Management LLC. Both KAM and HAM were wholly-owned subsidiaries of Horizon Kinetics LLC.
As part of the reorganization, the Fund’s investment advisory agreement was transferred from KAM to the Investment Adviser, and the Investment Adviser replaced KAM as the Fund’s investment adviser. The reorganization resulted in no other change to the terms of the investment advisory agreement, including the advisory fee rates. Further, the portfolio managers, all of whom are now employees of the Investment Adviser, have not changed as a result of the reorganization. KAM was advised by legal counsel that the reorganization did not result in an “assignment” of the investment advisory agreement (as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).
The Investment Adviser conducts investment research and supervision for the Fund and is responsible for the purchase and sale of securities for the Fund. The Investment Adviser is entitled to receive an annual fee from the Fund, for its services of 1.00% of the Fund’s average daily net assets. However, as a result of fee waivers, the advisory fees paid to the Investment Adviser for the fiscal year ended December 31, 2019 was 1.00%.

Kinetics, as the Investment Adviser to the Fund, is engaged in a broad range of portfolio management, portfolio advisory and other business activities. Their services are not exclusive to the Fund and nothing prevents them, or any affiliates, from providing similar services to other investment funds and other clients (whether or not their investment objectives, strategies, or criteria are similar to those of the Fund) or from engaging in other activities.

A discussion regarding the basis of the Board’s approval of the Advisory Agreement is included in the Fund’s semi-annual report to shareholders dated June 30, 2019.

Portfolio Managers
Steven M. Bregman and Murray Stahl are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Bregman serves as the President and a Managing Director and Senior Portfolio Manager of Kinetics, and also is the President, a Managing Director and a member of the Board of Directors for Horizon Kinetics. Mr. Stahl serves as the Chief Investment Officer of Kinetics and Horizon Kinetics. He is also the Chairman of the Board of Directors for Horizon Kinetics. Messrs. Bregman and Stahl have been portfolio managers of the Fund since its inception in May 2007.

19

The SAI provides additional information about each portfolio manager’s method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund securities.

Fund Expenses

The Fund is responsible for its own operating expenses (all of which will be borne directly or indirectly by the Fund’s shareholders), including among others, legal fees and expenses of counsel to the Fund and the Fund’s independent directors; insurance (including directors’ and officers’ errors and omissions insurance); auditing and accounting expenses; taxes and governmental fees; listing fees; fees and expenses of the Fund’s custodians, administrators, transfer agents, registrars and other service providers; expenses for portfolio pricing services by a pricing agent, if any; expenses in connection with the issuance and offering of shares; brokerage commissions and other costs of acquiring or disposing of any portfolio holding of the Fund; and any litigation expenses.

The Investment Adviser has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50%, 2.25%, 1.25% and 1.45% of the average daily net assets of the Advisor Class A Shares, Advisor Class C Shares, Institutional Class Shares and No Load Class Shares, respectively. This agreement is in effect until May 1, 2021, and it may be terminated before that date only by the Company’s Board of Directors.

Any reduction in advisory fees or payment of the Fund’s expenses made by the Investment Adviser in a fiscal year may be reimbursed by the Fund for a period ending three years after the date of reduction or payment if the Investment Adviser so requests. This reimbursement may be requested from the Fund if the aggregate amount of operating expenses for a fiscal year, as accrued each month, does not exceed the lesser of (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund’s expenses, or (b) the limitation on Fund expenses at the time of the request. However, the reimbursement amount may not exceed the total amount of fees waived/or Fund expenses paid by the Investment Adviser and will not include any amounts previously reimbursed to the Investment Adviser by the Fund. Any such reimbursement is contingent upon the Board’s subsequent review of the reimbursed amounts and no reimbursement may cause the total operating expenses paid by the Fund in a fiscal year to exceed the applicable limitation on Fund expenses. The Fund must pay current ordinary operating expenses before the Investment Adviser is entitled to any reimbursement of fees and/or Fund expenses.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund’s SAI. Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the monthly holdings report on Form N-PORT. The annual and semi-annual reports are available by contacting Kinetics Mutual Funds, Inc., c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-800-930-3828. In addition, the Company may publish on its webpage (www.kineticsfunds.com) month-end (a) top twenty portfolio holdings of the Fund and the percentage that each holding represents of the Fund’s net assets and (b) top five performing and bottom five performing portfolio holdings of the Fund, in all cases no earlier than twenty calendar days after the end of each calendar month. This information will be available on the website until the date on which the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-PORT with the SEC or until the next month in which portfolio holdings are posted in accordance with the above policy.

20

Valuation of Fund Shares

Shares of each Class of the Fund are sold at net asset value (“NAV”) per share plus any applicable sales charge (see “Description of Classes”). The NAVs are determined by the Fund as of the close of regular trading (generally 4:00 p.m. Eastern Time) on each day that the New York Stock Exchange (the “Exchange”) is open for unrestricted business. Purchase and redemption requests are priced based on the next NAV per share calculated after receipt and acceptance of a completed purchase or redemption request. The NAV for each Class of shares of the Fund is determined by dividing the value of the Fund’s securities, cash and other assets attributable to that Class, minus all expenses and liabilities attributable to that Class, by the number of shares outstanding of that Class. The NAV for a Class of shares of the Fund takes into account the expenses and fees of that Class, including management, administration, distribution and shareholder servicing fees, which are accrued daily.

The Fund’s equity securities are valued each day at the last quoted market sale price on the securities’ principal exchange. If there is no sales price, a security is valued at the last reported bid price. Securities listed on the NASDAQ Stock Market, Inc., however, are valued using the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported bid price. If market quotations are not readily available or if events occur that may significantly affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the Exchange, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Company’s Board of Directors. Situations involving significant events may include those where: a security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time. In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. See “Trading in Foreign Securities.” The Fund may use independent pricing services to assist in calculating the NAV per share.

Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite price is not available, then a quote is provided by one of the authorized pricing vendors. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange traded options also will be valued at the mean between the last bid and asked quotations. Securities that have no public market and all other assets of the Fund are considered at such value as the Investment Adviser may determine in good faith, in accordance with the Fund’s valuation procedures as approved by the Company’s Board of Directors.

The Fund’s debt obligations (including convertible securities) that are either investment grade or non-investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments such as repurchase agreements, demand notes, and money market mutual funds are traded at cost and there are no market values available for those instruments from third parties. Those instruments are priced at cost. Debt securities that are not priced by an independent third party pricing agent shall be valued (a) at the last sale price if such last sale occurred within the previous five business days, and (b) if there was no sale price during the previous five business days, at the average of the bids, or the sole bid if there is only one. Debt securities and other securities, which, in the judgment of the Investment Adviser, do not properly represent the value of a security will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Company’s Board of Directors.

21

Fair valuation of securities introduces an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Investment Adviser compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures.

Trading in Foreign Securities
Trading in foreign securities may be completed at times when the Exchange is closed. In computing the NAV per share of the Fund, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the Exchange, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources. In the absence of sales, the last available closing bid will be used. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Company’s Board of Directors. Values of foreign securities are translated from the local currency into U.S. dollars on the basis of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the Exchange. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the Exchange, which events would not be reflected in the computation of the Fund’s NAV. If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Company’s Board of Directors, as applicable.

How to Purchase Shares

In General
Shares of the Fund are sold at NAV plus any applicable sales charge, and will be credited to a shareholder’s account based on the NAV per share next computed after an order and payment is received. The minimum initial investment for both regular accounts and individual retirement accounts is $2,500 ($2,000 for Coverdell Education Savings Accounts). There is no minimum on subsequent investments for all account types. The Company reserves the right to vary or waive any minimum investment requirement. The Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund’s best interest to do so. A service fee of $25 will be deducted from a shareholder’s Fund account, in addition to any loss sustained by the Fund, for any purchases that do not clear. Your order will not be accepted until a completed New Account Application is received by the Fund or its transfer agent, U.S. Bank Global Fund Services (in such capacity, the “Transfer Agent”).

UBS Financial Services, Inc. (“UBS-FS”), pursuant to an agreement with the Fund, may make Institutional Class Shares available on certain brokerage platforms at UBS-FS. For such platforms, UBS-FS may charge commissions on brokerage transactions in the Fund’s Institutional Class Shares. A shareholder should contact UBS-FS for information about the commissions charged by UBS-FS for such transactions. The minimum for Institutional Class Shares is waived for transactions through such brokerage platforms at UBS-FS.

Investing by Telephone
If you have accepted the Telephone and Internet Options on the applicable New Account Application (the “Application”) and your account has been open for 7 business days, you may purchase additional shares by telephoning the Fund toll free at 1-800-930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. Your purchase will

22

take place at the NAV per share plus any applicable sales charge determined on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern Time.

During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. Once a telephone transaction has been placed, it cannot be canceled or modified, after the close of regular trading on the Exchange (generally, 4:00 p.m., Eastern Time).

There is no minimum on telephone purchases. You may not make your initial purchase of the Fund’s shares by telephone.

Automatic Investment Plan
Once an account has been established, you may purchase shares of the Fund through an Automatic Investment Plan (“AIP”). You can have money automatically transferred from your checking, savings or bank money market account on a monthly basis. There is no minimum purchase amount in order to participate in the AIP.

To be eligible for the AIP, your bank must be a domestic institution that is an ACH member. If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account. To begin participating in the AIP, please complete the AIP section on the Application or call the Transfer Agent at 1-800-930-3828 with any questions. The first AIP purchase will take place no earlier than 7 business days after the Transfer Agent has received your request. Any request to change or terminate your AIP should be submitted to the Transfer Agent 5 days prior to the desired effective date of such change or termination. The Fund may modify or terminate the AIP at any time.

Purchase by Mail
To purchase the Fund’s shares by mail, simply complete and sign the Application and mail it, along with a check made payable to [NAME OF FUND], c/o Kinetics Mutual Funds, Inc., to:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

All purchases by check must be in U.S. dollars drawn on a bank located within the United States. The Fund will not accept payment in cash or money orders. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Fund is unable to accept post-dated checks or any conditional order or payment.

Purchase by Wire
To open an account by wire, a completed Application is required before your wire can be accepted. You can mail or overnight deliver your Application to the Transfer Agent at the above address. Upon receipt of your

23

completed Application, an account will be established for you. You will need to provide the assigned account number to your bank when instructing it to wire the funds. Your bank must include along with the wire the name of the Fund, the account number and your name so that monies can be correctly applied. To ensure proper application of wired funds, please call 1-800-930-3828 to notify the applicable Fund that the wire is coming. Wired funds must be received prior to 4:00 p.m. Eastern Time to be eligible for same day pricing. The Fund and U.S. Bank N.A. are not responsible for delays resulting from the banking or Federal Reserve wire system. Please use the following wiring instructions:

Wire to: U.S. Bank N.A.
ª    ABA Number: 075000022
ª    Credit: U.S. Bancorp Fund Services, LLC
ª    Account: 112-952-137
ª    Further Credit: Kinetics Mutual Funds, Inc.
[NAME OF FUND]
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire. You may also purchase additional shares online if you have established an online account. To purchase by mail, submit your check with the Invest by Mail form attached to your most recent confirmation statement received from the Transfer Agent. If you do not have the Invest by Mail form, include the Fund name, your name, address, and account number on a separate piece of paper along with your check. To purchase by telephone, call 1-800-930-3828 prior to 4:00 p.m. Eastern Time to place your order. To ensure proper application of wired funds, please call 1-800-930-3828 to notify the Fund that the wire is coming. All purchase requests must include your shareholder account number.

Individual Retirement Accounts
You may invest in any Fund by establishing a tax-sheltered IRA. The Fund offers Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, and Coverdell Education Savings Accounts. For additional information on IRA options, please call 1-800-930-3828.

Investing Through Brokers or Agents
You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund’s distributor. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund. A financial intermediary may impose different sales charge discounts. Sales charge discount variations specific to financial intermediaries are described in Appendix A to this Prospectus - Financial Intermediary Sales Charge Variations (“Appendix A”).

How to Redeem Shares

In General
You may redeem part or all of your shares of the Fund on any business day that the Fund calculates its NAV per share. To redeem shares, you must contact the Fund in which you are invested either by mail or by phone to place a redemption order. Redemption requests may also be placed online if you have established an online account. You should request your redemption prior to market close to obtain that day’s closing NAV. Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

24

The Fund will generally send redemption proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in “good order” (see below). The Fund typically sends the redemption proceeds on the next business day (a day when the Exchange is open for normal business) after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or automated clearing house (ACH) transfer. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law. Please note, however, that when a purchase order has been made by check or electronic funds transfer through the ACH network, the Fund will not be able to send your redemption proceeds until the purchase amount has cleared. This may take up to 12 calendar days. This delay can be avoided by purchasing shares by wire.

The Fund typically expects to meet redemption requests by paying out proceeds from cash or cash equivalent portfolio holdings, or by selling portfolio holdings. In stressed market conditions, redemption methods may include redeeming in kind.

Redemption proceeds may be sent to the address of record, wired to a shareholder’s bank account of record, or sent via electronic funds transfer through the ACH network to the shareholder’s bank account of record. Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system. If the redemption proceeds are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings association, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”), but not from a notary public. The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee, from either a Medallion program member or a non-Medallion program member, of each owner is required in the following situations:
ª    If you are requesting a change in account ownership;

ª	When redemption proceeds are payable or sent to any person, address or bank account not on record;

ª	Written requests to wire redemption proceeds (if not previously authorized on the account); and

ª	When a redemption request is received by the Transfer Agent and the account address has changed within the last 15 calendar days.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source. In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right at their discretion to require a signature guarantee or signature validation in other circumstances. The Fund reserves the right to waive any signature guarantee requirement at its/their discretion.

Written Redemption
You can execute most redemptions by furnishing an unconditional written request to the Fund in which you are invested to redeem your shares at the current NAV per share. Redemption requests in writing should be sent to the Transfer Agent at:

25

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

Requests for redemption in “good order” must:

ª    indicate the name of the Fund;

ª	be signed exactly as the shares are registered, including the signature of each owner (including a signature guarantee when required);
ª    specify the number of shares or dollar amount to be redeemed; and
ª    indicate your account registration number.

Telephone Redemption
If you are authorized to perform telephone transactions (either through your Application or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount by instructing the Fund in which you are invested by phone at 1-800-930-3828. A signature guarantee or signature validation may be required of all shareholders in order to add or change telephone redemption privileges on an existing account.

Note: Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

ª    your Fund account number;
ª    the name in which your account is registered;
ª    the social security or tax identification number under which the account is registered; and
ª    the address of the account holder, as stated in the Application.

Note: If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. If you are unable to contact the Fund by telephone, you may make your redemption request in writing. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).

Wire Redemption
Wire transfers may be arranged to redeem shares. However, the Transfer Agent charges a $15 fee per wire redemption against your account for this service. There is no minimum on wire redemptions.

26

Systematic Withdrawal Plan
If you own shares with a value of $10,000 or more ($5,000,000 for Institutional Class shares), you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly or annually). Proceeds can be mailed via check to the address of record, or sent via electronic funds transfer through the ACH system to your bank account if your bank is an ACH system member. If the date you select to have the withdrawal made is a weekend or holiday, the redemption will be made on the next business day. Money will be transferred from your Fund account to the account you chose at the interval you select on the Application. If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions. There is no minimum on systematic withdrawals. Any request to change or terminate your Systematic Withdrawal Plan should be submitted to the Transfer Agent five days prior to the next scheduled withdrawal.

The Fund’s Right to Redeem an Account
The Fund reserves the right to redeem the shares of any shareholder, other than a shareholder who is an active participant in the AIP, whose account balance is less than $1,000, other than as a result of a decline in the NAV of the Fund. The Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

IRA Redemption
If you are redeeming shares from an IRA, you must indicate on your written redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding. Shares held in IRA accounts may be redeemed by telephone at 1-800-930-3828. Investors will be asked whether or not to withhold taxes from any distribution.

Householding
By signing the Application, you acknowledge and consent to the householding (i.e., consolidation of mailings) of regulatory documents such as prospectuses, shareholder reports, proxies, and other similar documents. In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 1-800-930-3828 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Shareholder Inactivity/Lost Shareholder
It is important that the Fund maintains a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the investor or rightful owner of the account. If the Fund is unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction. Under certain circumstances, if no activity occurs in an account within a time period specified by state law, your shares in the Fund may be transferred to that state. Please contact the Transfer Agent toll-free at 1-800-930-3828 at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

27

Redemption Fees
The Fund is designed for long-term investors willing to accept the risks associated with a long-term investment. In accordance with policies and procedures adopted by the Board of Directors of the Company, frequent purchases and redemptions of Fund shares are not encouraged but are generally permitted by the Fund. Such purchases and redemptions may have an adverse effect on other Fund shareholders, including, without limitation, the possibility of disrupting portfolio management strategies, increasing brokerage and administrative costs, harming Fund performance and possible dilution of the value of Fund shares held by long-term shareholders. The Company may, in its sole discretion, reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Fund and its shareholders. The Fund may assess a 2.00% fee on the redemption or exchange of Fund shares held for 30 days or less from the date of purchase. These fees are paid to the Fund to help offset any potential transaction costs.

The Fund will use the first-in, first-out method to determine the 30 day holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is 30 days or less, the redemption fee will be assessed.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Fund’s systematic programs, as these transactions are typically de minimis. This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Fund in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Fund in an omnibus account. The redemption fee will also not be assessed to accounts of the Investment Adviser or its affiliates used to capitalize the Fund as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Fund. In addition, the Fund is authorized to waive redemption fees for redemptions effected pursuant to asset allocation programs, wrap fee programs, other investment programs offered by financial institutions, and the Company reserves the right to lower or waive any redemption fee. Although frequent purchases and redemptions of Fund shares are generally permitted, the Fund only intends to waive redemption fees for redemptions the Fund reasonably believes do not raise frequent trading or market timing concerns.

The Fund reserves the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law. The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Currently, the Fund is limited in its ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of its customers. For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of redemption, the Fund will not receive the redemption fee. If Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should be assessed the redemption fee. Due to operational differences, a financial intermediary’s methods for tracking and calculating the redemption fee may differ in some respects from that of the Fund. If necessary, the Fund may prohibit additional purchases of Fund shares by a financial intermediary or by certain of the intermediaries’ customers.

Notice of Customer Verification
In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Application as part of the Fund’s Anti-Money Laundering Program. As requested on the Application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing

28

addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-800-930-3828 if you need additional assistance when completing your Application.

If we do not have a reasonable belief as to the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Fund also reserves the right to close the account within five business days if clarifying information/documentation is not received.

Exchange Privilege
If you have accepted the Telephone and Internet Options on the Application, you can exchange your shares in any Fund for shares of the same class of any other Fund offered by the Company, (e.g., Advisor Class A shares for Advisor Class A shares). If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed. You should carefully read the Prospectus of the Fund before exchanging shares into that Fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another Fund. Therefore, an exchange of Fund shares held for 30 days or less may be subject to a 2.00% redemption fee. See “Redemption Fees” above. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day’s closing NAV. Exchange requests received after the close of the Exchange will be treated as though received on the next business day. In all cases, shareholders will be required to pay a sales charge only once.

Call 1-800-930-3828 to learn more about the other funds or classes offered by the Company and about exercising your exchange privilege.

Distributions and Taxes

Distributions
Distributions (whether treated for tax purposes as ordinary income, qualified dividend income or long-term capital gains) to shareholders of the Fund are generally paid in additional shares of the same Class of the Fund in which shareholders are already invested, with no sales charge, based on the NAV per share of that Class as of the close of business on the record date for such distributions. However, you may elect on the Application to receive distributions as follows:

Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or
Option 2: To receive all income dividends and/or capital gain distributions in cash.
Option 3: To reinvest capital gain distributions in additional Fund shares, while receiving income distribution in cash.
Option 4: To reinvest all income dividends in additional Fund shares, while receiving capital gain distributions in cash.

You may change your dividend and capital gain distribution election in writing or by calling the Transfer Agent in advance of the next distribution.

The Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December. The Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you selected any distributions to be paid in cash and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be

29

reinvested in your account at the then current NAV of the appropriate Fund and your election will be converted to the purchase of additional shares.

Taxes
The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the summary assumes you are a U.S. citizen or resident or otherwise subject to U.S. federal income tax. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Fund Distributions
The Fund has qualified and intends to continue to qualify for federal tax purposes as a regulated investment company and to distribute substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as otherwise noted below, you will generally be subject to federal income tax on Fund distributions to you regardless whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.

Distributions attributable to the net capital gain of the Fund generally are taxable to you as long-term capital gain, regardless of how long you have held your shares. The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 23.8% (which includes a 3.8% Medicare tax).

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of the Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gain rates. But if less than 95% of the gross income of the Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of the Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or non-qualified foreign corporations.

Distributions from the Fund will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by the Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31. You will be notified annually of the tax status of distributions to you.

A portion of distributions attributable to investments in U.S. corporations paid by the Fund to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of such dividends qualifying for this deduction may, however, be reduced as a result of the Fund’s securities lending activities (if any), by a high portfolio turnover rate or by investments in debt securities.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”

30

Sales and Exchanges
You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares in the Fund, including an exchange of shares pursuant to the Fund’s exchange privilege, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them.

Any loss realized on shares held for six months or less will be treated as a long‑term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

For shares acquired on or after January 1, 2012, the Fund (or relevant broker or financial adviser) are required to compute and report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders cost basis information when such shares are sold or exchanged. The Fund has elected to use the average cost method, unless you instruct the Fund to use a different IRS-accepted cost basis method, or choose to specifically identify your shares at the time of each sale or exchange. If your account is held by your broker or other financial adviser, they may select a different cost basis method. In these cases, please contact your broker or other financial adviser to obtain information with respect to the available methods and elections for your account. You should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal and state income tax returns. Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting requirements apply to them.

IRAs and Other Tax-Qualified Plans
One major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax‑qualified plan) will not be currently taxable unless such shares were acquired with borrowed funds.

Backup Withholding
On the Application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding. If you (i) fail to provide a correct taxpayer identification number in the manner required; (ii) are subject to backup withholding by the IRS for failure to properly include on your return payments of taxable interest or dividends; or (iii) fail to certify that you are not subject to backup withholding when required to do so or that you are an “exempt recipient,” the IRS may, in certain cases, require the Fund to withhold a percentage of dividends or redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number. The current backup withholding rate is 24%.

U.S. Tax Treatment of Foreign Shareholders
Generally, nonresident aliens, foreign corporations and other foreign investors are subject to 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States (provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN or W-8BEN-E, as applicable, to establish entitlement for these treaty benefits). In the case of a regulated investment company such as the Fund, however, certain categories of dividends are exempt from the 30% withholding tax. These generally include dividends attributable to the Fund’s net capital gains (the excess of net long-term capital gains over net short-term capital loss), dividends attributable to the Fund’s interest income from U.S. obligors and dividends attributable to net short-term capital gains of the Fund.

31

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of shares in the Fund, except that a nonresident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains and on capital gain dividends from the Fund.

In contrast, if a foreign investor conducts a trade or business in the United States and the investment in the Fund is effectively connected with that trade or business, then the foreign investor’s income from the Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

The Fund will also generally be required to withhold 30% tax on certain payments to foreign entities that do not provide a Form W-8BEN-E that evidences their compliance with, or exemption from, specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisers regarding the tax consequences in their country of residence of an investment in the Fund.

State and Local Taxes
You may also be subject to state and local taxes on distributions, sales, exchanges and redemptions. State income taxes may not apply, however, to any portions of the Fund’s distributions, if any, that are attributable to interest on U.S. Government securities or interest on securities of the particular state or localities within the state in which you live. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

More tax information relating to the Fund is provided in the SAI.

Distribution of Shares

Rule 12b-1 Plan
The Fund has adopted separate Retail Distribution Plans pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its Advisor Class A shares and Advisor Class C shares, respectively. Under the Plan for Advisor Class A shares, the Fund may pay as compensation up to an annual rate of 0.50% (currently limited to 0.25%) of the average daily NAV of Advisor Class A shares to the distributor or other qualified recipients under the Plan. Under the Plan for Advisor Class C shares, the Fund may pay as compensation up to an annual rate of 0.75% of the average daily NAV of Advisor Class C shares to the distributor. As these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distributor
Kinetics Funds Distributor LLC (“KFD”), an affiliate of the Investment Adviser, 470 Park Avenue South, New York, New York 10016, is the distributor for the shares of the Fund. KFD is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. Shares of the Fund are offered on a continuous basis.

Shareholder Servicing Agents
Pursuant to separate shareholder servicing plans, the Investment Adviser is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with the Investment Adviser and perform these functions on behalf of their clients who own shares of the Fund. For this service, the Investment

32

Adviser receives an annual shareholder servicing fee from each Class equal to 0.25% of the Fund’s average daily net assets attributable to that Class. The Investment Adviser has contractually agreed to reimburse the Fund a portion of the shareholder servicing fee in excess of 0.05% of the average daily net assets of the Institutional Class until at least May 1, 2021.

Arrangements with Certain Financial Institutions
The Investment Adviser and/or its affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions (“Financial Institutions”) from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Fund and other funds managed by the Investment Adviser or its affiliates. These payments are made out of the Investment Adviser’s, and/or its affiliates’, own assets and are not an additional charge to the Fund. The payments are in addition to the shareholder servicing fees described in this Prospectus. The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Fund over other investment options. You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest.

Fund Administrator
U.S. Bank Global Fund Services (“Fund Services”) serves as administrator to the Fund.

Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant
U.S. Bank N.A. serves as Custodian for the Fund’s cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. Fund Services acts as the Fund’s Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

Description of Classes

The Company has adopted a multiple class plan that allows the Fund to offer one or more classes of shares. The Fund has registered four classes of shares — Advisor Class A, Advisor Class C, Institutional and No Load. This Prospectus offers Advisor Class A, Advisor Class C, Institutional and No Load shares of the Fund. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses as discussed in this Prospectus and may have different share prices.

More About the Advisor Classes
This Prospectus offers two Advisor Classes of shares of the Fund – Advisor Class A shares and Advisor Class C shares. The Fund’s Advisor Classes of shares are sold through broker-dealers and other financial intermediaries that provide investment services to the Fund’s shareholders. You should always discuss with your broker-dealer or financial advisor the suitability of your investment.

Set forth below is information about the manner in which the Fund offers shares. A financial intermediary may offer Fund shares subject to variations in or elimination of the Fund sales charges (“variations”), provided such variations are described in Appendix A. All variations described in Appendix A are applied by the identified financial intermediary. Sales charge variations may apply to purchases, sales, exchanges and reinvestments of Fund shares and a shareholder transacting in Fund shares through an intermediary identified on Appendix A should read the terms and conditions of Appendix A carefully. A variation that is specific to a particular financial intermediary is not applicable to shares held directly with the Fund or through another intermediary. Please consult your financial intermediary with respect to any variations listed in Appendix A.

Advisor Class A Shares
Advisor Class A shares are retail shares that may be purchased by individuals or IRAs. With Advisor Class A shares, you will pay a sales charge when you invest unless you qualify for a reduction or waiver of the

33

sales charge. Advisor Class A shares may impose a Rule 12b-1 fee of up to 0.50% (currently limited to 0.25%) of average daily net assets which is assessed against the Advisor Class A shares of the Fund.

If you purchase Advisor Class A shares of the Fund you will pay the NAV per share next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment. The sales charge is calculated as follows:

Amount of Transaction		Sales Charge as a % of Offering Price	Sales Charge as a % of Net Asset Value	Dealers Reallowance as a % of Offering Price
At Least	But Less than
$0	$50,000	5.75%	6.10%	5.25%
$50,000	$100,000	4.75%	4.99%	4.25%
$100,000	$250,000	3.75%	3.90%	3.25%
$250,000	$500,000	2.75%	2.83%	2.25%
$500,000	$1,000,000	2.25%	2.30%	1.75%
$1,000,000	and above	0.00%	0.00%	0.00%*

*
If you purchase $1 million or more worth of Advisor Class A shares, you will pay no initial sales charge. A sales charge does not apply to shares that you purchase through reinvestment of dividends or distributions.

The Offering Price includes the sales charge paid at the time of investment. The distributor will receive all sales charges and Rule 12b-1 fees for the purchase of Advisor Class A shares of the Fund without a dealer of record.

Waivers – Advisor Class A Shares
You will not have to pay a sales charge on purchases of Advisor Class A shares if:

ª	You are an employee of a broker-dealer or agent that has a selling agreement with the distributor;

ª	You buy Advisor Class A shares under a wrap program or other all-inclusive fee program offered by your broker-dealer or agent; or

ª	The sales charge is waived by a broker-dealer or agent who has entered into an agreement with the Fund’s distributor that allows for load-waived Advisor Class A shares purchases.

Please consult your broker-dealer or agent to determine whether you may be eligible for these waivers. For the sales charge variations applicable to shares offered through specific financial intermediaries, please see Appendix A.

Reducing Your Sales Charge – Advisor Class A Shares
You can reduce the sales charge on purchases of Advisor Class A shares by:

ª	purchasing larger quantities of shares or putting a number of purchases together to obtain the quantity discounts indicated above;

ª	signing a letter of intent that you intend to purchase more than $50,000 worth of shares over the next 13 months (see “Letter of Intent – Advisor Class A Shares” below);

ª	using the reinvestment privilege which allows you to redeem shares and then immediately reinvest them without a sales charge within 60 days;

ª	combining concurrent purchases of Advisor Class A shares from different funds to obtain the quantity discounts indicated above; and

ª	through rights of accumulation as discussed below.

34

Please note that certain broker-dealers may reduce your sales charges under certain circumstances. Consult your broker-dealer.

Rights of Accumulation – Advisor Class A Shares
You may combine your new purchase of Advisor Class A shares with other Advisor Class A shares currently owned by you, your spouse, and/or your children under age 21 for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable sales charge for the new purchase is based on the total of your current purchase and the current NAV of all other shares you, your spouse and/or your children under age 21 own. You may combine only the holdings at the firm at which you are making the current purchase for the right of accumulation sales charge reduction. You will need to notify the Fund or your financial intermediary at the time of purchase of any other accounts that exist.

Letter of Intent – Advisor Class A Shares
By signing a Letter of Intent (“LOI”) you can reduce your Advisor Class A sales charge. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. The LOI will apply to all purchases of Advisor Class A shares. Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI. Shares equal to 5.75% of the amount of the LOI will be held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect. This amount will be obtained from redemption of the escrow shares. Any remaining escrow shares will be released to you.

If you establish an LOI with the Fund, you can aggregate your accounts as well as the accounts of your immediate family members under age 21. You will need to provide written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the LOI. You will need to notify the Fund or your financial intermediary at the time of purchase of any other accounts that exist.

Advisor Class C Shares
Advisor Class C shares are retail shares and may be purchased by individuals or IRAs. Advisor Class C shares impose a Rule 12b‑1 fee of 1.00% of average daily net assets.

If you purchase Advisor Class C shares of the Fund, you will pay the NAV per share next determined after your order is received. There is no initial sales charge on this Class at the time you purchase your shares. The distributor may pay your broker or agent a 1.00% up-front sales commission, which includes an advance of the first year’s Rule 12b-1 fees and shareholding servicing fees. The distributor will retain Rule 12b-1 fees and shareholder servicing fees in the first year to reimburse itself for paying your broker or agent the 1.00% up-front sales commission.

If you sell your Advisor Class C shares within 12 months of purchase, you will have to pay a contingent deferred sales charge of 1.00%, which is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less. A financial intermediary may impose different CDSC waivers. CDSC waiver variations specific to certain financial intermediaries are described in Appendix A.

The distributor will receive all sales charges and Rule 12b-1 fees for the purchase of Advisor Class C shares of the Fund without a dealer of record.

Additional information regarding sales load breakpoints is available in the Fund’s SAI. The Fund also provides information regarding the purchase of shares, sales charges and breakpoint eligibility free of charge on their website at www.kineticsfunds.com.

35

Counsel and Independent Registered Public Accounting Firm

Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Faegre Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996.

Tait, Weller & Baker LLP, Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia, PA 19102, is the independent registered public accounting firm for the Fund.

Description of Index

The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund’s financial performance. The financial information shown prior to December 11, 2017 is that of the Predecessor Fund. Certain information reflects financial results for a single Fund class share. The total return figures represent the percentage that an investor in the Fund would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial information for the periods shown has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request or by following the hyperlink to the Annual Report .

36

The Spin-off and Corporate Restructuring Fund No Load Class

	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	December 11, 2017^ through December 31, 2017
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$9.77		$11.14	$10.81
Income from Investment Operations:
Net investment income (loss)(2)	(0.00)	(3)	(0.08)	0.00	(3)
Net realized and unrealized gain (loss) on investments	3.06		(0.84)	0.33
Total from Investment Operations	3.06		(0.92)	0.33
Redemption Fees	—		—	—
Less Distributions:
From net realized gains	—		(0.45)	—
Total Distributions	—		(0.45)	—
Net Asset Value, End of Period	$12.83		$9.77	$11.14
Total return	31.32%		(8.22)%	3.05%	(4)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$60		$11	$10
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.96%		1.81%	1.70%	(5)
After expense reimbursement	1.45%		1.45%	1.45%	(5)
Ratio of net investment loss to average net assets:	(0.04)%		(0.63)%	(0.61)%	(5)
Portfolio turnover rate	2%		9%	0%	(4)

^	Commencement of operations.

(1)	Information presented relates to a share of capital stock outstanding for each period.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

(3)	Amount calculated is less than $0.005.

(4)	Not annualized.

(5)	Annualized.

37

Advisor Class A

	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period Ended December 31, 2017^		For the Year Ended April 30, 2017	For the Year Ended April 30, 2016		For the Year Ended April 30, 2015
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$9.33	$10.67	$9.82		$8.52	$10.22		$10.32
Income from Investment Operations:
Net investment income (loss)(2)	(0.01)	(0.08)	(0.02)		0.03	0.00	(3)	(0.03)
Net realized and unrealized gain (loss) on investments	2.93	(0.81)	1.29		1.45	(1.70)		(0.07)
Total from Investment Operations	2.92	(0.89)	1.27		1.48	(1.70)		(0.10)
Redemption Fees	—	—	—		—	—		—
Less Distributions:
From net investment income	—	—	0.00	(3)	—	—		—
From net realized gains	—	(0.45)	(0.42)		(0.18)	—		—
Total Distributions	—	(0.45)	(0.42)		(0.18)	—		—
Net Asset Value, End of Period	$12.25	$9.33	$10.67		$9.82	$8.52		$10.22
Total return(4)	31.30%	(8.30)%	12.95%	(5)	17.36%	(16.63)%		(0.97)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$3,574	$3,303	$4,322		$4,583	$6,067		$14,604
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.21%	2.06%	2.07%	(6)	2.45%	1.74%		1.77%
After expense reimbursement	1.50%	1.50%	1.50%	(6)	1.50%	1.50%		1.50%
Ratio of net investment income (loss) to average net assets:	(0.09)%	(0.68)%	(0.27)%	(6)	0.31%	0.05%		(0.30)%
Portfolio turnover rate	2%	9%	0%	(5)	11%	2%		40%

^ For the period May 1, 2017 through December 31, 2017. The Fund changed its fiscal year end from April 30 to December 31.

(1)	Information presented relates to a share of capital stock outstanding for each period.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

(3)	Amount calculated is less than $0.005.

(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.

(5)	Not annualized.

(6)	Annualized.

38

Advisor Class C

	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period Ended December 31, 2017^		For the Year Ended April 30, 2017	For the Year Ended April 30, 2016	For the Year Ended April 30, 2015
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$8.80	$10.17	$9.43		$8.25	$9.97	$10.14
Income from Investment Operations:
Net investment loss(2)	(0.09)	(0.16)	(0.07)		(0.04)	(0.06)	(0.11)
Net realized and unrealized gain (loss) on investments	2.76	(0.76)	1.23		1.40	(1.66)	(0.06)
Total from Investment Operations	2.67	(0.92)	1.16		1.36	(1.72)	(0.17)
Redemption Fees	—	—	—		—	—	—
Less Distributions:
From net realized gains	—	(0.45)	(0.42)		(0.18)	—	—
Total Distributions	—	(0.45)	(0.42)		(0.18)	—	—
Net Asset Value, End of Period	$11.47	$8.80	$10.17		$9.43	$8.25	$9.97
Total return	30.34%	(9.00)%	12.31%	(3)	16.46%	(17.25)%	(1.68)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$4,064	$4,114	$5,526		$5,678	$6,290	$12,057
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.71%	2.56%	2.82%	(4)	3.20%	2.49%	2.52%
After expense reimbursement	2.25%	2.25%	2.25%	(4)	2.25%	2.25%	2.25%
Ratio of net investment loss to average net assets:	(0.84)%	(1.43)%	(1.02)%	(4)	(0.44)%	(0.70)%	(1.05)%
Portfolio turnover rate	2%	9%	0%	(3)	11%	2%	40%

^	For the period May 1, 2017 through December 31, 2017. The Fund changed its fiscal year end from April 30 to December 31.

(1)	Information presented relates to a share of capital stock outstanding for each period.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

(3)	Not annualized.

(4)	Annualized.

39

Institutional Class

	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period Ended December 31, 2017^		For the Year Ended April 30, 2017	For the Year Ended April 30, 2016	For the Year Ended April 30, 2015
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$9.36	$10.68	$9.85		$8.53	$10.20	$10.27
Income from Investment Operations:
Net investment income (loss)(2)	0.02	(0.05)	0.00	(3)	0.05	0.03	(0.01)
Net realized and unrealized gain (loss) on investments	2.95	(0.82)	1.29		1.45	(1.70)	(0.06)
Total from Investment Operations	2.97	(0.87)	1.29		1.50	(1.67)	(0.07)
Redemption Fees	—	—	0.00	(3)	—	—	—
Less Distributions:
From net investment income	(0.01)	—	(0.04)		—	—	—
From net realized gains	—	(0.45)	(0.42)		(0.18)	—	—
Total Distributions	(0.01)	(0.45)	(0.46)		(0.18)	—	—
Net Asset Value, End of Period	$12.32	$9.36	$10.68		$9.85	$8.53	$10.20
Total return	31.74%	(8.11)%	13.07%	(4)	17.57%	(16.37)%	(0.68)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$13,751	$11,290	$14,050		$12,022	$24,185	$52,312
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.91%	1.76%	1.83%	(5)	2.20%	1.49%	1.52%
After expense reimbursement	1.25%	1.25%	1.25%	(5)	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets:	0.16%	(0.43)%	(0.02)%	(5)	0.56%	0.30%	(0.05)%
Portfolio turnover rate	2%	9%	0%	(4)	11%	2%	40%

^	For the period May 1, 2017 through December 31, 2017. The Fund changed its fiscal year end from April 30 to December 31.

(1)	Information presented relates to share of capital stock outstanding for each period.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

(3)	Amount calculated is less than $0.005.

(4)	Not annualized.

(5)	Annualized.

40

Appendix A
Financial Intermediary Sales Charge Variations

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Specific intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers, which are discussed below. In all instances, it is the shareholder’s responsibility to notify the Fund or the shareholder’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary listed below, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive Fund imposed waivers or discounts. Please see “Description of Classes” starting on page 29 of this Prospectus for information about such waivers and discounts.

Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”)
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Merrill Lynch
The front-end sales charge on Advisor Class A shares of the Fund available through Merrill Lynch are waived for the following purchases:

•
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the plan is a group plan (more than one participant), the shares are not held in a commission-based brokerage account and shares are held in the name of the plan through an omnibus account.

• Shares purchased by a 529 Plan does not include 529 Plan units or 529-specific share classes or equivalents)
• Shares purchased through a Merrill Lynch affiliated investment advisory program
•
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

• Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
• Shares of funds purchased through the Merrill Edge Self-Directed platform
• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the Kinetics Mutual Funds family)
• Shares exchanged from Class C (i.e., level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
• Employees and registered representatives of Merrill Lynch or its affiliates and their family members
• Directors of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this Prospectus
•
Eligible shares purchased from the proceeds of redemptions within the same Kinetics Mutual Funds family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement

CDSC Waivers on Advisor Class A and Advisor Class C Shares available at Merrill Lynch
• Death or disability of the shareholder
• Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus

CDSC Waivers on Advisor Class A and Advisor Class C Shares available at Merrill Lynch
• Return of excess contributions from an IRA Account
• Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
• Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
• Shares acquired through a right of reinstatement
•    Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to Advisor Class A and Advisor Class C shares only)

•
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

Front-end Sales Charge Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
• Breakpoints as described in this Prospectus.
•    Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

• Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within the Kinetics Mutual Funds family, through Merrill Lynch, over a 13-month period of time

Morgan Stanley Smith Barney LLC (“Morgan Stanley”)

Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•	Shares purchased through a Morgan Stanley self-directed brokerage account

•
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)

Intermediary-Defined Sales Charge Waiver Policies
The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares.

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

•	Shares purchased in an investment advisory program.

•
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A, B and C shares available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

•	Return of excess contributions from an IRA Account.

•
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation, and/or letters of intent

•	Breakpoints as described in this prospectus.

•
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

•
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or financial advisor about such assets.

Kinetics Mutual Funds, Inc.

Investment Adviser and Shareholder Servicing Agent	Horizon Kinetics Asset Management LLC
470 Park Avenue South
New York, NY 10016

Legal Counsel	Faegre Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Distributor	Kinetics Funds Distributor LLC
470 Park Avenue South
New York, NY 10016

Transfer Agent, Fund Accountant, and Administrator	U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Custodian	U.S. Bank N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Kinetics Spin-off and Corporate Restructuring Fund A series of Kinetics Mutual Funds, Inc.

You may obtain the following and other information on the Fund free of charge:

Statement of Additional Information (SAI) dated April 29, 2020
The Fund’s SAI provides more details about the Fund’s policies and management. The Fund’s SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for the Fund provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

To receive any of these documents or the Fund’s Prospectus, free of charge, to request additional information about the Company or to make shareholder inquiries, please contact us:

By Telephone:	By Internet:
(800) 930-3828	http://www.kineticsfunds.com

By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701

Additionally, the foregoing Fund documents are available on the Fund’s website listed above.

SEC:
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s website at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

1940 Act File No. 811-09303

Advisor Class A, Advisor Class C, Institutional Class, No Load Class

KINETICS MUTUAL FUNDS, INC.

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2020

The Kinetics Spin-off and Corporate Restructuring Fund

Advisor Class A (LSHAX)
Advisor Class C (LSHCX)
Institutional Class (LSHUX)
No Load Class (LSHEX)

a series of Kinetics Mutual Funds, Inc.

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus dated April 29, 2020, as may be amended from time to time, of the Kinetics Spin-off and Corporate Restructuring Fund (the “Fund”), a series of Kinetics Mutual Funds, Inc. (the “Company”). Horizon Kinetics Asset Management LLC (the “Adviser” or “Kinetics”) is the investment adviser to the Fund. A copy of the Fund’s Prospectus may be obtained by contacting the Fund at the address or telephone number specified below.

Kinetics Mutual Funds, Inc.
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
Phone: 1-800-930-3828

The financial statements, accompanying notes and report of independent registered public accounting firm appearing in the Company’s most recent annual report to shareholders are incorporated by reference into this SAI. The Fund’s annual report may be obtained free of charge upon request by writing or calling the Fund at the address or telephone number shown above.

General Information about Kinetics Mutual Funds, Inc

The Company is a Maryland corporation, established on March 26, 1999. The Company is comprised of several series of mutual funds, all of which are open-end investment companies. This SAI pertains to the No Load, Institutional, Advisor Class A and Advisor Class C shares of the Fund, a series of the Company. Each series of the Company, other than the Fund, is in a master/feeder fund structure and are not described in this SAI. Each series, other than the Fund, is a feeder fund to a corresponding series of Kinetics Portfolios Trust (the “Trust”). The Trust is a Delaware statutory trust, established on March 14, 2000. The Trust is comprised of several series of mutual funds, all of which are open-end investment companies. The principal business office for the Company and the Trust is located at 470 Park Avenue South, New York, New York 10016.

General Information about the Investment Adviser

Horizon Kinetics Asset Management LLC (“Kinetics” or “Adviser” or “Investment Adviser”) is a Delaware limited liability corporation that serves as the investment adviser to each series of the Company and the Trust, both of which are offered separately. The Adviser provides investment advisory services to the Company and the Trust, a family of nine mutual funds, with discretionary management authority over approximately $3.76 billion in assets at March 31, 2020. The Investment Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC.

On April 24, 2019, Kinetics Asset Management LLC (“KAM”), the Fund’s former investment adviser, reorganized into Horizon Asset Management LLC (“HAM”), following which HAM was renamed Horizon Kinetics Asset Management LLC. Both KAM and HAM were wholly-owned subsidiaries of Horizon Kinetics LLC.
As part of the reorganization, the Fund’s investment advisory agreement was transferred from KAM to the Investment Adviser, and the Investment Adviser replaced KAM as the Fund’s investment adviser. The reorganization resulted in no other change to the terms of the investment advisory agreement, including the advisory fee rates. Further, the portfolio managers, all of whom are now employees of the Investment Adviser, have not changed as a result of the reorganization. KAM was advised by legal counsel that the reorganization did not result in an “assignment” of the investment advisory agreement (as such term is defined in the 1940 Act).
Capitalization

The authorized capitalization of the Company consists of 1 billion shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of common stock has one vote for each share held. Voting rights are non-cumulative.

Title and Description of Share Classes

Under the Company’s Articles of Incorporation and a Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended (“1940 Act”), the Fund is permitted to offer several classes of shares as follows: No Load Class, Institutional Class, Advisor Class A and Advisor Class C. Advisor Class A shares are subject to a front-end sales load and a Rule 12b-1 fee as described in the Prospectus. Advisor Class C shares are subject to a Rule 12b-1 fee and contingent deferred sales charge as described in the Prospectus.

All Classes are sold primarily to individuals who purchase shares through Kinetics Funds Distributor LLC (“KFD” or the “Distributor”), the Company’s distributor. The expenses incurred pursuant to the Rule 12b‑1 Plans will be borne solely by Advisor Class A and Advisor Class C shares of the Fund and constitute the only expenses allocated on a Class by Class basis.

2

Rights of Each Share Class

Each share of common stock of the Fund is entitled to one vote in electing Directors and other matters that may be submitted to shareholders for a vote. All shares of all Classes of the Fund generally have equal voting rights. However, matters affecting only one particular Class of shares can be voted on only by shareholders in that Class. Only shareholders of Advisor Class A or Advisor Class C shares will be entitled to vote on matters submitted to a shareholder vote with respect to the Rule 12b-1 Plan applicable to such Class. All shareholders are entitled to receive dividends when and as declared by the Board of Directors from time to time and as further discussed in the Prospectus.

Non-Diversification of Investments

The Fund is a non-diversified fund, which means it is not subject to the diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”) which means that there is no restriction as to how much the Fund may invest in the securities of any one issuer. However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund intends to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code. Pursuant to these requirements, at the end of each taxable quarter, the Fund, among other things, will not have investments in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies) of more than 25% of the value of the Fund’s total assets. In addition, the Fund, with respect to 50% of its total assets, will not have investments in the securities of any issuer greater than 5% of the Fund’s total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer. As a non-diversified investment company, the Fund may be subject to greater risks than diversified companies because of the larger impact of fluctuation in the values of securities of fewer issues.

Description of the Fund

The Fund commenced operations on May 24, 2007 as the Liberty Street Horizon Fund, a series of the Forum Funds Trust (the “Liberty Street Fund”).

Effective as of the close of business on October 9, 2009, the Horizon Spin-Off and Corporate Restructuring Fund, a series of Investment Manager Series Trust (the “Predecessor Fund”), acquired the assets and liabilities of the Liberty Street Fund. As of the date of the acquisition, all of the holders of issued and outstanding Class A, Class C and Institutional Class shares of the Liberty Street Fund received Class A, Class C and Institutional Class shares, as applicable, of the Predecessor Fund. The Liberty Street Fund and the Predecessor Fund were each advised by Liberty Street Advisors, Inc. (the “Predecessor Adviser”) and sub-advised by Horizon Asset Management, Inc. (“Horizon”), an affiliate of the Adviser.

On December 8, 2017, the Fund acquired the assets and assumed the liabilities of the Predecessor Fund. As of the date of the acquisition, all of the holders of issued and outstanding Class A, Class C and Institutional Class shares of the Predecessor Fund received Class A, Class C and Institutional Class shares, as applicable, of the Fund.

The Fund currently offers No Load, Institutional, Advisor Class A and Advisor Class C shares. Other classes may be established from time to time in accordance with the provisions of the Company’s Articles of Incorporation. Each class of shares of the Fund generally is identical in all respects except that each class of shares is subject to its own distribution expenses and minimum investments. Each class of shares also has exclusive voting rights with respect to its distribution fees.

3

The Fund is a non-diversified fund with an investment objective of seeking to achieve long-term growth of capital. The Fund’s investment objective is not fundamental and may be changed by the Board of Directors of the Fund without shareholder approval, upon at least 60 days’ prior written notice to shareholders. The Fund is designed for long term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long term capital growth. Under normal market conditions, the Fund will seek to achieve its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of spin-off companies, companies subject to other forms of corporate restructuring, parents of any such companies, and publicly traded shareholder activist holding companies which, by way of their shareholder ownership in other companies, have caused such other companies to undergo spin-offs and other forms of corporate restructurings.

Investment Restrictions

The Fund operates under the following fundamental policies that, except as otherwise noted, cannot be changed with respect to the Fund without the affirmative vote of the holders of a majority of the outstanding voting securities of the Fund voting together as a single class, which is defined by the 1940 Act as the lesser of (i) 67% or more of the Fund’s voting securities present at a meeting, if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the Fund’s outstanding voting securities. Except as otherwise noted, all percentage limitations set forth below apply immediately after a purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations does not require any action. These restrictions provide that the Fund may not:

1.	Issue senior securities nor borrow money, except that the Fund may issue senior securities or borrow money to the extent permitted by applicable law.

2.
Act as an underwriter of securities issued by others, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under applicable securities laws.

3.
Invest in any security if, as a result, 25% or more of the value of the Fund’s total assets, taken at market value at the time of each investment, are in the securities of issuers in any particular industry except (a) excluding securities issued or guaranteed by the U.S. government and its agencies and instrumentalities or tax-exempt securities of state and municipal governments or their political subdivisions or (b) as otherwise permitted by applicable law.

4.
Purchase or sell real estate except that the Fund may: (a) acquire or lease office space for its own use; (b) invest in securities of issuers that invest in real estate or interests therein or that are engaged in or operate in the real estate industry; (c) invest in securities that are secured by real estate or interests therein; (d) purchase and sell mortgage-related securities; (e) hold and sell real estate acquired by the Fund as a result of the ownership of securities; and (f) invest as otherwise permitted by applicable law.

5.
Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by applicable law.

6.
Make loans of money or property to any person, except: (a) to the extent that securities or interests in which the Fund may invest are considered to be loans; (b) through the loan of portfolio securities in an amount up to 33 1/3% of such Fund’s total assets; (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by applicable law.

4

Industry Classification

In applying the Fund’s fundamental policy concerning industry concentration described above, it is a matter of non-fundamental policy that investments in certain broader categories of companies will not be considered to be investments in the same industry, for example: technology companies will be divided according to their products and services so that hardware, software, information services and outsourcing, and telecommunications will each be considered separate industries; financial service companies will be classified according to the end users of their services so that automobile finance, bank finance and diversified finance will each be considered separate industries; asset-backed securities will be classified according to the underlying assets securing such securities; and utility companies will be divided according to their services so that gas, gas transmission, electric and telephone will each be considered separate industries.

Investment Policies and Associated Risks

The following paragraphs provide a more detailed description of the Fund’s investment policies and risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors of the Company without shareholder approval.

Common Stock

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

The fundamental risk of investing in common stock is that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. While common stocks have historically provided greater long-term returns than preferred stocks, fixed-income and money market investments, common stocks have also experienced significantly more volatility than the returns from those other investments.

Preferred Stock

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and a share of the proceeds resulting from the issuer’s liquidation, although preferred stock is usually subordinate to the debt securities of the issuer. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as the holders of the issuer’s common stock. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. In addition, a fund may receive stocks or warrants as result of an exchange or tender of fixed income securities. Preference stock, which is more common in emerging markets than in developed markets, is a special type of common stock that shares in the earnings of an issuer, has limited voting rights, may have a dividend preference, and may also have a liquidation preference. Depending on the features of the particular security, holders of preferred and preference stock may bear the risks regarding common stock or fixed income securities.

5

Small- and Mid-Cap Stocks

The Fund may invest in stock of companies with market capitalizations that are small compared to other publicly traded companies. Investments in larger companies present certain advantages in that such companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and personnel. Investments in smaller, less seasoned companies may present greater opportunities for growth but also may involve greater risks than customarily are associated with more established companies. The securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies. These companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Their securities may be traded in the over-the- counter market or on a regional exchange, or may otherwise have limited liquidity. As a result of owning large positions in this type of security, the Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. In addition, it may be prudent for the Fund, as its asset size grows, to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as the Fund’s asset size increases, the Fund may reduce its exposure to illiquid small capitalization securities, which could adversely affect performance.

The Fund may also invest in stocks of companies with medium market capitalizations (i.e., mid-cap companies). Such investments share some of the risk characteristics of investments in stocks of companies with small market capitalizations described above, although mid cap companies tend to have longer operating histories, broader product lines and greater financial resources and their stocks tend to be more liquid and less volatile than those of smaller capitalization issuers.

Convertible Securities

A convertible security is a preferred stock, warrant or other security that may be converted or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive the dividend or interest until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both fixed income and equity securities. Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A significant feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so they may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Warrants and Rights

The Fund may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle (but do not obligate) the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Adviser. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing stockholders to provide

6

those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not have voting rights, do not earn dividends, and do not entitle the holder to any rights with respect to the assets of the company that has issued them. They do not represent ownership of the underlying companies but only the right to purchase shares of those companies at a specified price on or before a specified exercise date. Warrants and rights tend to be more volatile than the underlying stock, and if at a warrant’s expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant or right, the Fund can acquire the stock at a price below its market value. The prices of warrants and rights do not necessarily parallel the prices of the underlying securities. An investment in warrants or rights may be considered speculative.

Foreign Investments

Foreign Securities

Investments in the securities of foreign issuers and other non-U.S. investments may involve risks in addition to those normally associated with investments in the securities of U.S. issuers or other U.S. investments. All foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, and the imposition or tightening of exchange controls and limitations on the repatriation of foreign capital. Other risks stem from potential changes in governmental attitude or policy toward private investment, which in turn raises the risk of nationalization, increased taxation or confiscation of foreign investors’ assets.

The financial problems in global economies over the past several years, including the European sovereign debt crisis, may continue to cause high volatility in global financial markets. In addition, global economies are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact a different country or region. The severity or duration of these conditions may also be affected if one or more countries leave the Euro currency or by other policy changes made by governments or quasi-governmental organizations.

Additional non-U.S. taxes and expenses may also adversely affect the Fund’s performance, including foreign withholding taxes on foreign securities’ dividends. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Foreign companies may be subject to different accounting, auditing and financial reporting standards. To the extent foreign securities held by the Fund are not registered with the SEC or with any other U.S. regulator, the issuers thereof will not be subject to the reporting requirements of the SEC or any other U.S. regulator. Accordingly, less information may be available about foreign companies and other investments than is generally available on issuers of comparable securities and other investments in the United States. Foreign securities and other investments may also trade less frequently and with lower volume and may exhibit greater price volatility than U.S. securities and other investments.

Changes in foreign exchange rates will affect the value in U.S. dollars of all foreign currency- denominated securities and other investments held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities and other investments will be received and realized in foreign currencies, and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar occurring after the Fund’s income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities or other investments to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the

7

Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional portfolio securities or other investments to purchase the U.S. dollars required to meet such expenses.

The Fund may purchase foreign bank obligations. In addition to the risks described above that are generally applicable to foreign investments, the investments that the Fund makes in obligations of foreign banks, branches or subsidiaries may involve further risks, including differences between foreign banks and U.S. banks in applicable accounting, auditing and financial reporting standards, and the possible establishment of exchange controls or other foreign government laws or restrictions applicable to the payment of certificates of deposit or time deposits that may affect adversely the payment of principal and interest on the securities and other investments held by the Fund.

Emerging Markets

The Fund may invest in companies organized or doing substantial business in emerging market countries or developing countries as defined by the World Bank, International Financial Corporation or the Morgan Stanley Capital International (MSCI) emerging market indices or other comparable indices. Developing countries may impose restrictions on the Fund’s ability to repatriate investment income or capital. Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies. Therefore, government actions in the future could have a significant effect on economic conditions in developing countries, which could affect the private sector companies in which the Fund invests.

Foreign Currency Transactions

The Fund may conduct foreign currency exchange transactions either on a spot, i.e., cash, basis at the prevailing rate in the foreign exchange market or by entering into a forward foreign currency contract. A forward foreign currency contract (“forward contract”) involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are considered to be derivatives. The Fund enters into forward contracts in order to “lock in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, the Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing or the U.S. dollar value of interest and dividends paid on those securities. If the Fund delivers the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency by selling some of the Fund’s assets that are denominated in that specific currency. The Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract, in which case it will realize a gain or a loss.

Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Adviser is inaccurate in predicting currency movements. The projection of short- term currency market movements is extremely difficult, and the successful execution of a short- term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of

8

the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and deliver the foreign currency. The use of forward contracts as a hedging technique does not eliminate the fluctuation in the prices of the underlying securities the Fund owns or intends to acquire, but it fixes a rate of exchange in advance. Although forward contracts can reduce the risk of loss if the values of the hedged currencies decline, these instruments also limit the potential gain that might result from an increase in the value of the hedged currencies.

There is no systematic reporting of last sale information for foreign currencies, and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market. The interbank market in foreign currencies is a global around-the-clock market. Since foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots. The Fund may take positions in options on foreign currencies in order to hedge against the risk of foreign exchange fluctuation on foreign securities the Fund holds in its portfolio or which it intends to purchase.

Depositary Receipts

American Depositary Receipts (“ADRs”) are negotiable receipts issued by a U.S. bank or trust company that evidence ownership of securities in a foreign company which have been deposited with such bank or trust company’s office or agent in a foreign country. European Depositary Receipts (“EDRs”) are negotiable certificates held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country. Global Depositary Receipts (“GDRs”) are negotiable certificates held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country. Canadian Depositary Receipts (“CDRs”) are negotiable receipts issued by a Canadian bank or trust company that evidence ownership of securities in a foreign company which have been deposited with such bank or trust company’s office or agent in a foreign country.

Investing in ADRs, EDRs, GDRs, and CDRs presents risks that may not be equal to the risk inherent in holding the equivalent shares of the same companies that are traded in the local markets even though the Fund will purchase, sell and be paid dividends on ADRs in U.S. dollars. These risks include fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. The Fund may incur foreign withholding or other taxes on certain ADRs, EDRs, GDRs, or CDRs that it owns, thus reducing the net amount of income to be received by the Fund and that may ultimately be available for distribution to the Fund’s shareholders. ADRs, EDRs, GDRs, and CDRs may be sponsored by the foreign issuer or may be unsponsored. Unsponsored ADRs, EDRs, GDRs, and CDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. Unsponsored ADRs, EDRs, GDRs, and CDRs are offered by companies which are not prepared to meet either the reporting or accounting standards of the United States. While readily exchangeable with stock in local markets, unsponsored ADRs, EDRs, GDRs, and CDRs may be less liquid than sponsored ADRs, EDRs, GDRs, and CDRs. Additionally, there generally is less publicly available information with respect to unsponsored ADRs, EDRs, GDRs, and CDRs.

Europe—Recent Events

A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their

9

debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and without Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.

The European Union (“EU”) currently faces major issues involving its membership, structure, procedures and policies, including the successful political, economic and social integration of new member states, the EU’s resettlement and distribution of refugees, and resolution of the EU’s problematic fiscal and democratic accountability.

European countries can be significantly affected by the tight fiscal and monetary controls that the European Economic and Monetary Union (“EMU”) imposes for membership. Europe’s economies are diverse, its governments are decentralized, and its cultures vary widely. Several EMU countries have faced budget issues, some of which may have negative long-term effects for the economies of those countries and other EMU countries. There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the EMU. These requirements can severely limit the ability of EMU member countries to implement monetary policy to address regional economic conditions.

In June of 2016, the United Kingdom (the “UK”) approved a referendum to leave the EU, commonly referred to as “Brexit,” which sparked depreciation in the value of the British pound and heightened risk of continued worldwide economic volatility. Pursuant to Article 50 of the Treaty of Lisbon, the UK gave notice in March 2017 of its withdrawal from the EU and commenced negotiations on the terms of withdrawal. Following years of negotiations and multiple withdrawal deadline extensions, the UK withdrew from the EU on January 31, 2020. A transition period, currently set to last through December 31, 2020, will be used for the UK and EU to negotiate their future relationship. The effects of this withdrawal will depend, in part, on agreements the UK negotiates to retain access to EU markets either during the transitional period or more permanently including, but not limited to, current trade and finance agreements. As a result of the UK's exit from the EU, the Fund may be exposed to volatile trading markets and significant and unpredictable currency fluctuations over a short period of time, and potentially lower economic growth in the UK, Europe and globally. Securities issued by companies domiciled in the UK could be subject to changing regulatory and tax regimes. Banking and financial services companies that operate in the UK or EU could be disproportionately affected by Brexit. Further insecurity in EU membership or the abandonment of the euro could exacerbate market and currency volatility and negatively affect the Fund's investments in securities of issuers located in the EU. The effects of these actions, especially if they occur in a disorderly fashion, are not clear but could be significant and far-reaching.

Whether or not the Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments due to the interconnected nature of the global economy and capital markets. The Fund may also be susceptible to these events to the extent that the Fund invests in municipal obligations with credit support by non-U.S. financial institutions.

10

Distressed Investments

The Fund may invest in securities of companies that are in financial distress (i.e., involved in bankruptcy or reorganization proceedings). These securities may include, among other things, senior or subordinated fixed income securities, common stock, preferred stock, warrants and other kinds of indebtedness. There can be no assurance that the Fund will correctly evaluate all the factors that could affect the outcome of an investment in these types of securities. Financially distressed securities involve considerable risk that can result in substantial or even total loss of the Fund’s investment. It is often difficult to obtain information as to the true condition of financially distressed securities. These securities are often subject to litigation among the participants in the bankruptcy or reorganization proceedings. Such investments may also be adversely affected by federal and state laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and a bankruptcy court’s power to disallow, reduce, subordinate or disenfranchise particular claims. These and other factors contribute to above-average price volatility and abrupt and erratic movements of the market prices of these securities. In addition, the spread between the bid and asked prices of such securities may be greater than normally expected and it may take a number of years for the market price of such securities to reflect their intrinsic value.

Securities of financially troubled companies require active monitoring and may, at times, require participation in bankruptcy or reorganization proceedings by Kinetics. To the extent that Kinetics becomes involved in such proceedings, Kinetics may have a more active participation in the affairs of the issuer than that assumed generally by a shareholder, and such participation may generate higher legal fees and other transaction costs relating to the investment than would normally be the case.

In bankruptcy and other forms of corporate reorganization, there exists the risk that the reorganization will: (1) be unsuccessful (due to, for example, failure to obtain the necessary approvals); (2) be delayed (for example, until various liabilities, actual or contingent, have been satisfied); or (3) result in a distribution of cash or a new security the value of which will be less than the purchase price of the security in respect to which such distribution was made.

Debt Securities

Debt securities are used by issuers to borrow money. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a specified time period. Some debt securities pay a periodic coupon that is not fixed; instead payments “float” relative to a reference rate, such as the London Interbank Offered Rate (“LIBOR”). This “floating rate” debt may pay interest at levels above or below the previous interest payment. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, those rated Ba or below by Moody’s Investors Service, Inc. (“Moody’s”) and/or BB or below by S&P Global (“S&P”) or unrated but determined by the Adviser to be of comparable quality, are described by the rating agencies as speculative and involve greater risk of default or price changes than higher rated debt securities due to changes in the issuer’s creditworthiness or the fact that the issuer may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to sell or to determine the value of lower rated debt securities.

11

Certain additional risk factors related to debt securities are discussed below:

Sensitivity to interest rate and economic changes. Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or periods of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, obtain additional financing, and service their principal and interest payment obligations. Furthermore, periods of economic change and uncertainty can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) related to the security or other assets or indices.

Payment expectations. Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate environment, the Fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. In such cases, the Fund, due to limitations on investments in illiquid investments and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector. To the extent that the Fund’s principal investment strategies involve investments in securities of companies with smaller market capitalizations, foreign non-U.S. securities, Rule 144A securities, illiquid sectors of fixed income securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Further, fixed income securities with longer durations until maturity face heightened levels of liquidity risk as compared to fixed income securities with shorter durations until maturity. Finally, liquidity risk also refers to the risk of unusually high redemption requests or other unusual market conditions that may make it difficult for the Fund to fully honor redemption requests within the allowable time period. Meeting such redemption requests could require the Fund to sell securities at reduced prices or under unfavorable conditions, which would reduce the value of the Fund. It may also be the case that other market participants may be attempting to liquidate fixed income holdings at the same time as the Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure.

The Adviser attempts to reduce the risks described above through diversification of the Fund’s portfolio, credit analysis of each issuer, and by monitoring broad economic trends as well as corporate and legislative developments, but there can be no assurance that it will be successful in doing so. Credit ratings of debt securities provided by rating agencies indicate a measure of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between corporate developments and the time a rating is assigned and updated.

Changing Fixed Income Market Conditions. Following the financial crisis that began in 2007, the U.S. government and the Board of Governors of the Federal Reserve System (the “Federal Reserve”), as well as certain foreign governments and central banks, took steps to support financial markets, including seeking to maintain interest rates at or near historically low levels and by purchasing large quantities of fixed income securities on the open market, such as securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, (“Quantitative Easing”). Similar steps appear to be taking place again in 2020 in an effort to support the economy during the COVID-19 pandemic. It is unclear how long these policies will last. In addition, this and other government interventions may not work as intended, particularly if the efforts are

12

perceived by investors as being unlikely to achieve the desired results. When the Federal Reserve determines to “taper” or reduce Quantitative Easing and/or raise the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. Such policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fixed income investments, including fixed income investments held by the Fund, which could cause the value of the Fund’s investments and share price to decline. To the extent that the Fund invests in derivatives tied to fixed income markets, the Fund will be more substantially exposed to these risks than a fund that does not invest in such derivatives.

Bond Ratings. Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without considering the modifier. Please refer to Appendix A for more information about credit ratings.

Lower-Rated Debt Securities

The Fund may invest in lower-rated fixed-income securities (commonly known as “junk bonds”). The lower ratings reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Fund more volatile and could limit the Fund’s ability to sell its securities at prices approximating the values the Fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the Fund at times may be unable to establish the fair value of such securities. Securities ratings are based largely on the issuer’s historical financial condition and the rating agencies’ analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody’s or S&P (or by any other nationally recognized securities rating agency) does not reflect an assessment of the volatility of the security’s market value or the liquidity of an investment in the security.

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the Fund’s fixed-income assets. Conversely, during periods of rising interest rates, the value of the Fund’s fixed-income assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower-rated securities. Changes by nationally recognized securities rating agencies in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the Fund’s net asset value. The Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, the Adviser will monitor the investment to determine whether its retention will assist in meeting the Fund’s investment objective. Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing.

The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness. It is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell these securities when the Adviser believes it advisable to do so or may be able to sell the securities only at prices lower than if they were

13

more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value. In order to enforce its rights in the event of a default, the Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer’s obligations on such securities. This could increase the Fund’s operating expenses and adversely affect the Fund’s net asset value. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the Fund’s intention to qualify as a “regulated investment company” under the Code may limit the extent to which the Fund may exercise its rights by taking possession of such assets. To the extent the Fund invests in securities in the lower rating categories, the achievement of the Fund’s investment objective is more dependent on the Adviser’s investment analysis than would be the case if the Fund were investing in securities in the higher rating categories.

Sovereign Debt Obligations

The Fund may invest in sovereign debt obligations, which are securities issued or guaranteed by foreign governments, governmental agencies or instrumentalities and political subdivisions, including debt of developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Municipal Bonds

Municipal bonds are debt obligations issued by the states, possessions, or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency, public authority or other governmental unit of such states, possessions, or territories (e.g., counties, cities, towns, villages, districts and authorities). For example, states, possessions, territories and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works, gas, and electric utilities. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Municipal bonds may be general obligation bonds or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality. In addition, certain types of “private activity” bonds may be issued by public authorities to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities. Other types of private activity bonds are used to finance the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities. Current federal tax laws place substantial limitations on the size of certain of such issues. In certain cases, the interest on a private activity bond may not be exempt from federal income tax or the alternative minimum tax.

Zero Coupon, Step Coupon, and Pay-In-Kind Securities

Within the parameters of its specific investment policies, the Fund may invest in zero coupon, pay-in-kind, and step coupon securities. Zero coupon bonds are securities that make no fixed interest payments but instead are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment

14

of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Generally, the market prices of zero coupon, step coupon, and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Floating Rate, Inverse Floating Rate and Index Obligations

The Fund may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with (or inversely to) an underlying index or price. These securities may be backed by sovereign or corporate issuers, or by collateral such as mortgages. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices. Floating rate securities pay interest according to a coupon which is reset periodically. The reset mechanism may be formula based, or reflect the passing through of floating interest payments on an underlying collateral pool. Inverse floating rate securities are similar to floating rate securities except that their coupon payments vary inversely with an underlying index by use of a formula. Inverse floating rate securities tend to exhibit greater price volatility than other floating rate securities. Interest rate risk and price volatility on inverse floating rate obligations can be high, especially if leverage is used in the formula. Index securities pay a fixed rate of interest, but have a maturity value that varies by formula, so that when the obligation matures a gain or loss may be realized. The risk of index obligations depends on the volatility of the underlying index, the coupon payment and the maturity of the obligation.

Derivatives

The Fund may utilize a variety of derivatives contracts, such as options, futures, swaps and forward contracts, both for investment purposes and for hedging purposes. Hedging involves special risks including the possible default by the other party to the transaction, illiquidity and, to the extent the Adviser’s assessment of certain market movements is incorrect, the risk that the use of hedging could result in losses greater than if hedging had not been used. Nonetheless, with respect to certain investment positions, the Fund may not be sufficiently hedged against market fluctuations, in which case an investment position could result in a loss greater than if the Advisor had been sufficiently hedged with respect to such position.

The Adviser will not, in general, attempt to hedge all market or other risks inherent in the Fund’s positions, and may hedge certain risks, if at all, only partially. Specifically, the Adviser may choose not, or may determine that it is economically unattractive, to hedge certain risks, either in respect of particular positions or in respect of the Fund’s overall portfolio. Moreover, it should be noted that the Fund’s portfolio always will be exposed to unidentified systematic risk factors and to certain risks that cannot be completely hedged, such as credit risk (relating both to particular securities and to counterparties). The Fund’s portfolio composition may result in various directional market risks remaining unhedged, although the Adviser may rely on diversification to control such risks to the extent that the Adviser believes it is desirable to do so.

The SEC has recently proposed new rules regarding the use of derivatives.The extent and impact of the proposed rules, if enacted, is not yet fully known and may not be for some time. New regulations could adversely affect the value, availability and performance of certain derivative instruments, may make them more costly, and may limit or restrict their use by the Fund.

15

Certain additional risk factors related to derivatives are discussed below:

Derivatives Risk. Under recently adopted rules by the CFTC, transactions in some types of interest rate swaps and index credit default swaps on North American and European indices will be required to be cleared. In a cleared derivatives transaction, the Fund’s counterparty is a clearing house (such as CME Clearing, ICE Clearing or LCH.Clearnet), rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members, who are futures commission merchants that are members of the clearing houses and who have the appropriate regulatory approvals to engage in swap transactions. The Fund will make and receive payments owed under cleared derivatives transactions (including margin payments) through its accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing members generally can require termination of existing cleared derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of the Fund to pursue its investment strategy. Also, the Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Adviser expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Fund and its clearing members generally provides that the clearing members will accept for clearing all transactions submitted for clearing that are within credit limits specified by the clearing members in advance, the Fund could be subject to this execution risk if the Fund submits for clearing transactions that exceed such credit limits, if the clearing house does not accept the transactions for clearing, or if the clearing members do not comply with their agreement to clear such transactions. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction. In addition, new regulations could, among other things, restrict the Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or increasing margin or capital requirements. If the Fund is not able to enter into a particular derivatives transaction, the Fund’s investment performance and risk profile could be adversely affected as a result.

Counterparty Risk. Counterparty risk with respect to over-the-counter (“OTC”) derivatives may be affected by new regulations promulgated by the CFTC and SEC affecting the derivatives market. As described under “Derivatives Risk” above, some derivatives transactions will be required to be cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction. Clearing members are required to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing broker from its customers are generally held by the clearing broker on a commingled basis in an omnibus account, which may also invest those funds in certain instruments permitted under the applicable regulations. The assets of the Fund might not be fully protected in the event of the bankruptcy of the Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing broker’s customers for a relevant account class. Also, the clearing member transfers to the clearing house the amount of margin required by the clearing house for cleared derivatives transactions, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. For commodities futures positions, the clearing house may use all of the collateral held in the clearing member’s omnibus account to meet a loss in that account, without regard to which customer in fact supplied that collateral. Accordingly, in addition to bearing the credit risk of its clearing member, each customer to a futures transaction also bears “fellow customer” risk from other customers of the clearing member. However, with respect to cleared swaps positions, recent regulations promulgated by the CFTC require that the clearing member notify the clearing house of the amount of initial margin provided by the clearing member to the clearing house that is attributable to each customer. Because margin in respect of cleared swaps must

16

be earmarked for specific clearing member customers, the clearing house may not use the collateral of one customer to cover the obligations of another customer. However, if the clearing member does not provide accurate reporting, the Fund is subject to the risk that a clearing house will use the Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, a clearing member may generally choose to provide to the clearing house the net amount of variation margin required for cleared swaps for all of the clearing member’s customers in the aggregate, rather than the gross amount of each customer. The Fund is therefore subject to the risk that a clearing house will not make variation margin payments owed to the Fund if another customer of the clearing member has suffered a loss and is in default.

Under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of OTC swaps with the Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through 2020. In addition, regulations that took effect in 2019 require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect the Fund’s ability to terminate existing derivatives agreements or to realize amounts to be received under such agreements.

Options on Securities and Securities Indices

A call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A put option would entitle the Fund, in return for the premium paid, to sell specified securities during the option period. The Fund may invest in both European-style or American-style options. A European-style option is only exercisable immediately prior to its expiration. American-style options are exercisable at any time prior to the expiration date of the option.

Writing Call Options. The Fund may write covered call options. A call option is “covered” if the Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amounts as held in a segregated account by the Fund’s custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Fund. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

17

The Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. The Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to the Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

If the Fund were assigned an exercise notice on a call it has written, it would be required to liquidate portfolio securities in order to satisfy the exercise, unless it has other liquid assets that are sufficient to satisfy the exercise of the call. If the Fund has written a call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time it is able to sell securities in its portfolio.

In addition to covered call options, the Fund may write uncovered (or “naked”) call options on securities, including exchange-traded funds (“ETFs”), and indices; however, SEC rules require that the Fund segregates assets on its books and records with a value equal to the value of the securities or the index that the holder of the option is entitled to call. Segregated securities cannot be sold while the option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Writing Covered Index Call Options. The Fund may sell index call options. The Fund may also execute a closing purchase transaction with respect to the option it has sold and then sell another option with either a different exercise price and/or expiration date. The Fund’s objective in entering into such closing transactions is to increase option premium income, to limit losses or to protect anticipated gains in the underlying stocks. The cost of a closing transaction, while reducing the premium income realized from the sale of the option, should be offset, at least in part, by the appreciation in the value of the underlying index, and by the opportunity to realize additional premium income from selling a new option.When the Fund sells an index call option, it does not deliver the underlying stocks or cash to the broker through whom the transaction is effected. In the case of an exchange-traded option, the Fund establishes an escrow account. The Fund’s custodian (or a securities depository acting for the custodian) acts as the Fund’s escrow agent. The escrow agent enters into documents known as escrow receipts with respect to the stocks included in the Fund (or escrow receipts with respect to other acceptable securities). The escrow agent releases the stocks from the escrow account when the call option expires or the Fund enters into a closing purchase transaction. Until such release, the underlying stocks cannot be sold by the Fund. The Fund may enter into similar collateral arrangements with the counterparty when it sells over-the-counter index call options.

When the Fund sells an index call option, it is also required to “cover” the option pursuant to requirements enunciated by the staff of the SEC. The staff has indicated that a mutual fund may “cover” an index call option by (1) owning and holding for the term of the option a portfolio of stocks substantially replicating the movement of the index underlying the call option; (2) purchasing an American-style call option on the same index with an exercise price not greater than the exercise price of the written option; or (3) establishing and maintaining for the term of the option a segregated account consisting of cash, U.S. government securities or other high- grade debt securities, equal in value to the aggregate contract price of the call option (the current index value times the specific multiple). The Fund generally “covers” the index options it has sold by owning and holding stocks substantially replicating the movement of the applicable index. As an alternative method of “covering” the option, the Fund may purchase an appropriate offsetting option.

18

The purchaser of an index call option sold by the Fund may exercise the option at a price fixed as of the closing level of the index on the exercise date. Unless the Fund has liquid assets sufficient to satisfy the exercise of the index call option, the Fund would be required to liquidate portfolio securities to satisfy the exercise. The market value of such securities may decline between the time the option is exercised and the time the Fund is able to sell the securities. For example, even if an index call which the Fund has written is “covered” by an index call held by the Fund with the same strike price, it will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the Options Clearing Corporation and the close of trading on the date the Fund exercises the call it holds or the time it sells the call, which in either case would occur no earlier than the day following the day the exercise notice was filed. If the Fund fails to anticipate an exercise, it may have to borrow from a bank (in amounts not exceeding 5% of the Fund’s total assets) pending settlement of the sale of the portfolio securities and thereby incur interest charges. If trading is interrupted on the index, the Fund would not be able to close out its option positions.

Risks of Transactions in Options. There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying securities and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation in value than an investment in the underlying securities themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not be adequate to handle current trading volume at all times; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which the Fund may enter into options transactions may be limited by the requirements of the Code, for qualification of the Fund as a regulated investment company.

Over-the-Counter Options. The Fund may engage in transactions involving over-the-counter options as well as exchange-traded options. Certain additional risks are specific to over-the- counter options. The Fund may engage a clearing corporation to exercise exchange-traded options, but if the Fund purchased an over-the-counter option, it must then rely on the dealer from which it purchased the option if the option is exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while over-the-counter options may not. Consequently, the Fund may generally be able to realize the value of an over- the-counter option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Fund writes an over-the-counter option, the Fund may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While the Fund will seek to enter into over-the-counter options only with dealers who will agree to and are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will at any time be able to liquidate an over-the-counter option at a favorable price at any time prior to expiration. Unless the Fund, as a covered over-the-counter call option writer, is able to effect a closing purchase transaction,

19

it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate an over-the-counter option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, since the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

The SEC has taken the position that purchased over-the-counter options are illiquid investments. The Fund may treat the cover used for written over-the-counter options as liquid if the dealer agrees that the Fund may repurchase the over-the-counter option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the over-the-counter option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund will treat over-the-counter options as subject to the Fund’s limitation on illiquid investments. If the SEC changes its position on the liquidity of over-the-counter options, the Fund will change the treatment of such instruments accordingly.

Stock Index Options. The Fund may invest in options on indices, including broad-based security indices. Puts and calls on indices are similar to puts and calls on other investments except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

The risks of investment in options on indices may be greater than options on securities. Because index options are settled in cash, if the Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying index. The Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities or instruments similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities or instruments as underlie the index and, as a result, bears a risk that the value of the securities or instruments held will vary from the value of the index.

Even if the Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the “timing risk” inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund as the call writer will not learn of the assignment until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security or instrument, such as common stock, because there the writer’s obligation is to deliver the underlying security or instrument, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security or instrument, it can satisfy its settlement obligations

20

by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast even if the writer of an index call holds investments that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those investments against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This “timing risk” is an inherent limitation on the ability of index call writers to cover their risk exposure by holding security or instrument positions.

If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

Futures and Options on Futures

The Fund may use interest rate, foreign currency, index and other futures contracts. The Fund may use options on futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made. A public market exists in futures contracts covering a number of indexes, as well as financial instruments, including, without limitation: U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the Japanese Yen; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the Euro. It is expected that other futures contracts will be developed and traded in the future.

The Fund may purchase and write (sell) call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its futures commission merchant a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn taxable interest income on its initial margin deposits. The Fund, as a writer of an option, may have no control over whether the underlying futures contracts may be sold (call) or purchased (put) and as a result, bears the market risk of an unfavorable change in the valuation of the futures contracts underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

Futures and options on futures are regulated by the Commodity Futures Trading Commission (“CFTC”). The Fund invests in futures, options on futures and other instruments subject to regulation by the CFTC in reliance upon and in accordance with CFTC Regulation 4.5. Under Regulation 4.5, if the Fund uses futures, options on futures, or swaps other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial

21

margin and premiums on these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money” at the time of purchase of a new position are “in-the-money”) may not exceed 5% of the Fund’s net asset value, or alternatively, the aggregate net notional value of those positions at the time may not exceed 100% of the Fund’s net asset value (after taking into account unrealized profits and unrealized losses on any such positions). The Company, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with CFTC Regulation 4.5. Therefore, as of the date of this SAI, neither the Company nor the Fund is deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act (“CEA”), and they are not subject to registration or regulation as such under the CEA. In addition, as of the date of this SAI, the Adviser is not deemed to be a “commodity pool operator” or “commodity trading adviser” with respect to the advisory services it provides to the Fund. In the future, if the Fund’s use of futures, options on futures, or swaps requires the Adviser to register as a commodity pool operator with the CFTC with respect to the Fund, the Adviser will do so at that time.

A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin”, equal to the daily change in value of the futures contract. This process is known as “marking to market”. Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations.

The Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The Fund may use the same liquid assets to cover both the call and put options if the exercise price of the call and put are the same, or if the exercise price of the call is higher than that of the put. In such cases, the Fund also will segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

With respect to options and futures contracts that are cash settled, the Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations under the contracts (less any amounts the Fund has posted as margin), if any, rather than the full notional value. In the case of options and futures contracts that are not cash settled, the Fund will set aside liquid assets equal to the full notional value of the contracts (less any amounts the Fund has posted as margin), while the positions are open.

Stock Index Futures

The Fund may invest in stock index futures only as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, the Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

22

Swap Transactions

The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations or to protect against any increase in the price of securities it anticipates purchasing at a later date. Swaps may be used in conjunction with other instruments to offset interest rate, currency or other underlying risks. For example, interest rate swaps may be offset with “caps,” “floors” or “collars”. A “cap” is essentially a call option which places a limit on the amount of floating rate interest that must be paid on a certain principal amount. A “floor” is essentially a put option which places a limit on the minimum amount that would be paid on a certain principal amount. A “collar” is essentially a combination of a long cap and a short floor where the limits are set at different levels.

The Fund will usually enter into swaps on a net basis; that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. To the extent obligations created thereby may be deemed to constitute senior securities, the Fund will maintain required collateral in a segregated account consisting of U.S. government securities or cash or cash equivalents.

Total Return Swaps. The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Credit Default Swaps. The Fund may enter into credit default swap transactions for investment purposes. A credit default swap may have as reference obligations one or more securities that are not currently held by the Fund. The Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value of the credit default swap will be used to segregate liquid assets for selling protection on credit default swaps. If the Fund were a buyer and no credit event occurs, the Fund would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. When the Fund buys credit default swaps it will segregate an amount at least equal to the amount of any accrued premium payment obligations including amounts for early terminations. The use of swap transactions by the Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap transaction. Swaps are highly specialized instruments that require

23

investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap transactions have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the Fund’s return.

Currency Swaps. The Fund may enter into currency swap transactions for investment purposes. Currency swaps are similar to interest rate swaps, except that they involve multiple currencies. The Fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Interest Rate Swaps. The Fund may enter into an interest rate swap in an effort to protect against declines in the value of fixed income securities held by the Fund. In such an instance, the Fund may agree to pay a fixed rate (multiplied by a notional amount) while a counterparty agrees to pay a floating rate (multiplied by the same notional amount). If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value.

Options on Swaps. An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Fund’s use of options.

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

24

Over the Counter Derivatives Transactions

The Dodd-Frank Act, which was signed into law on July 21, 2010, established a new statutory framework that comprehensively regulated the OTC derivatives markets for the first time. Key Dodd-Frank Act provisions relating to OTC derivatives require rulemaking by the SEC and the CFTC, not all of which has been proposed or finalized as at the date of this SAI. Prior to the Dodd-Frank Act, the OTC derivatives markets were traditionally traded on a bilateral basis (so-called “bilateral OTC transactions”). Now certain OTC derivatives contracts are required to be centrally cleared and traded on exchanges or electronic trading platforms called swap execution facilities (“SEFs”). Congress may determine to repeal or revise the Dodd-Frank Act or portions thereof and other laws and regulations. The effect of such actions, if taken, cannot be known.

Bilateral OTC transactions differ from exchange-traded or cleared derivatives transactions in several respects. Bilateral OTC transactions are transacted directly with dealers and not with a clearing corporation. Without the availability of a clearing corporation, bilateral OTC transaction pricing is normally done by reference to information from market makers, which information is carefully monitored by the Adviser and verified in appropriate cases. As bilateral OTC transactions are entered into directly with a dealer, there is a risk of nonperformance by the dealer as a result of its insolvency or otherwise. Under recently-adopted CFTC regulations, counterparties of registered swap dealers and major swap participants have the right to elect segregation of initial margin in respect of uncleared swaps. If a counterparty makes such an election, any initial margin that is posted to the swap dealer or major swap participant must be segregated in individual customer accounts held at an independent third party custodian. In addition, the collateral may only be invested in certain categories of instruments identified in the CFTC’s regulations. Agreements covering these segregation arrangements must generally provide for consent by both the counterparty and the swap dealer or major swap participant to withdraw margin from the segregated account. Given these limitations on the use of uncleared swaps collateral, there is some likelihood that the electing counterparty will experience an increase in the costs associated with trading swaps with the relevant swap dealer or major swap participant. Certain other protections apply to a counterparty to uncleared swaps under the CFTC’s regulations even if the counterparty does not elect segregation of its initial margin. These regulations are newly adopted, and it remains unclear whether they will be effective in protecting initial margin in the manner intended in the event of significant market stress or the insolvency of a swap dealer or major swap participant.

Furthermore, a bilateral OTC transaction may only be terminated voluntarily by entering into a closing transaction with the dealer with which the Fund originally dealt. Any such cancellation may require the Fund to pay a premium to that dealer. In those cases in which the Fund has entered into a covered transaction and cannot voluntarily terminate the transaction, the Fund will not be able to sell the underlying security until the transaction expires or is exercised or different cover is substituted. The Fund will seek to enter into OTC transactions only with dealers which agree to, and which are expected to be capable of, entering into closing transactions with the Fund. There is also no assurance that the Fund will be able to liquidate an OTC transaction at any time prior to expiration.

The requirement to execute certain OTC derivatives contracts on SEFs may offer certain advantages over traditional bilateral OTC trading, such as ease of execution, price transparency, increased liquidity and/or favorable pricing. However, SEF trading may make it more difficult and costly for the Fund to enter into highly tailored or customized transactions and may result in additional costs and risks. Market participants such as the Fund that execute derivatives contracts through a SEF, whether directly or through a broker intermediary, are required to submit to the jurisdiction of the SEF and comply with SEF and CFTC rules and regulations which impose, among other things disclosure and recordkeeping obligations. In addition, the Fund will generally incur SEF or broker intermediary fees when it trades on a SEF. The Fund may also be required to indemnify the SEF or broker intermediary for any losses or costs that may result from the Fund’s transactions on the SEF.

25

NON-PUBLICLY TRADED SECURITIES AND PRIVATE PLACEMENTS

The Fund may invest in securities that are neither listed on a stock exchange nor traded over-the- counter, including privately placed securities and limited partnerships. Investing in unregistered or unlisted securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expense of registration. Investments by the Fund in non-publicly traded securities and private placements may be limited to the Fund’s prohibition on investing more than 15% of its net assets in illiquid investments.

ILLIQUID AND RESTRICTED INVESTMENTS

Pursuant to Rule 22e-4 under the 1940 Act, the Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is an investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions within 7 calendar days or less without the sale or disposition significantly changing the market value of the investment.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933, as amended (the “Securities Act”). Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities issued pursuant to Rule 144A under the Securities Act that have a readily available market usually are not deemed illiquid for purposes of this limitation by the Fund. However, investing in Rule 144A securities could result in increasing the level of the Fund’s illiquidity if qualified institutional buyers become, for a time, uninterested in purchasing these securities.

The Fund may purchase commercial paper issued pursuant to Section 4(2) of the Securities Act. 4(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of 4(2) commercial paper is limited to the institutional investor marketplace. Such a restriction on resale makes 4(2) commercial paper technically a restricted security under the Securities Act. In practice, however, 4(2) commercial paper can be resold as easily as any other unrestricted security held by the Fund. Accordingly, 4(2) commercial paper has been determined to be liquid under procedures adopted by the Board.

The Company has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. If the limitation on illiquid investments is exceeded, other than by a change in market values, the condition will be reported to the Board of Directors of the Company, and when required, to the SEC.

The impact the Liquidity Rule will have on the Fund is not yet fully known, but the Liquidity Rule could impact the Fund’s performance and its ability to achieve its investment objective.

26

Investment Company Securities

The Fund may invest in shares of other investment companies (each, an “Underlying Fund”), including open-end funds, closed-end funds, unit investment trusts (“UITs”) and ETFs, to the extent permitted by applicable law and subject to certain restrictions set forth in this SAI.

Under Sections 12(d)(1)(A) and 12(d)(1)(B) of the 1940 Act, the Fund and any companies controlled by the Fund may hold securities of an Underlying Fund in amounts which (i) do not exceed 3% of the total outstanding voting stock of such Underlying Fund, (ii) do not exceed 5% of the value of the Fund’s total assets and (iii) when added to all other Underlying Fund securities held by the Fund, do not exceed 10% of the value of the Fund’s total assets. The Fund may exceed these limits when permitted by SEC order or other applicable law or regulatory guidance, such as is the case with many ETFs.

Generally, under Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act and SEC rules adopted pursuant to the 1940 Act, the Fund may acquire the securities of affiliated and unaffiliated Underlying Funds subject to the following guidelines and restrictions:

•
The Fund may own an unlimited amount of the securities of any registered open-end fund or registered UIT that is affiliated with the Fund, so long as any such Underlying Fund has a policy that prohibits it from acquiring any securities of registered open-end funds or registered UITs in reliance on certain sections of the 1940 Act, and subject to certain limitations on excessive sales loads or distribution-related fees.

▪	The Fund and its “affiliated persons” may own up to 3% of the outstanding stock of any fund, subject to the following restrictions:

i.
the Fund and each Underlying Fund, in the aggregate, may not charge a sales load greater than the limits established by the Financial Industry Regulatory Authority (“FINRA”) applicable to funds of funds;

ii.	each Underlying Fund is not obligated to redeem more than 1% of its total outstanding securities during any period less than 30 days; and

iii.
the Fund is obligated to exercise proxy voting rights in shares of an Underlying Fund either by (i) seeking instructions from its shareholders with regard to the voting of all proxies with respect to the Underlying Fund and to vote only in accordance with such instructions, or (ii) voting the shares of the Underlying Fund held by the Fund in the same proportion as the vote of all other shareholders of the Underlying Fund.

Acquired funds typically incur fees that are separate from those fees incurred directly by the Fund. The Fund’s purchase of such investment company securities results in the layering of expenses as Fund shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to certain leverage risks. The net asset value and market value of leveraged securities will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged securities. Investment companies may have investment policies that differ from those of the Fund.

Under certain circumstances an open-end investment company in which the Fund invests may determine to make payment of a redemption by the Fund wholly or in part by a distribution in kind of securities from its portfolio, instead of in cash. As a result, the Fund may hold such securities until the Adviser determines it is appropriate to dispose of them. Such disposition will impose additional costs on the Fund.

27

Investment decisions by the investment advisors to the registered investment companies in which the Fund invests are made independently of the Fund. At any particular time, one Underlying Fund may be purchasing shares of an issuer whose shares are being sold by another Underlying Fund. As a result, under these circumstances the Fund indirectly would incur certain transactional costs without accomplishing any investment purpose.

Exchange-Traded Funds

ETFs are pooled investment vehicles that generally seek to track the performance of specific indices. ETFs may be organized as open-end funds or as UITs. Their shares are listed on stock exchanges and can be traded throughout the day at market-determined prices.

An ETF generally issues index-based investments in aggregations of 50,000 shares known as “Creation Units” in exchange for a “Portfolio Deposit” consisting of (a) a portfolio of securities substantially similar to the component securities (“Index Securities”) of the applicable index (the “Index”), (b) a cash payment equal to a pro rata portion of the dividends accrued on the ETF’s portfolio securities since the last dividend payment by the ETF, net of expenses and liabilities, and (c) a cash payment or credit (“Balancing Amount”) designed to equalize the net asset value of the Index and the net asset value of a Portfolio Deposit.

Shares of ETFs are not individually redeemable, except upon termination of the ETF. To redeem shares of an ETF, an investor must accumulate enough shares of the ETF to reconstitute a Creation Unit. The liquidity of small holdings of ETF shares, therefore, will depend upon the existence of a secondary market for such shares. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

The price of ETF shares is based upon (but not necessarily identical to) the value of the securities held by the ETF. Accordingly, the level of risk involved in the purchase or sale of ETF shares is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for ETF shares is based on a basket of stocks. Disruptions in the markets for the securities underlying ETF shares purchased or sold by the Fund could result in losses on such shares. There is no assurance that the requirements of the national securities exchanges necessary to maintain the listing of shares of any ETF will continue to be met.

Closed-End Funds

The Fund may invest in shares of closed-end funds. Investments in closed-end funds are subject to various risks, including reliance on management’s ability to meet the closed-end fund’s investment objective and to manage the closed-end fund portfolio; fluctuation in the net asset value of closed-end fund shares compared to the changes in the value of the underlying securities that the closed-end fund owns; and bearing a pro rata share of the management fees and expenses of each underlying closed-end fund resulting in the Fund’s shareholders being subject to higher expenses than if he or she invested directly in the closed-end fund(s).

28

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of principal and interest payments. Similar to investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self- liquidation.

Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have had more price volatility than larger capitalization stocks.

REITs are subject to the possibilities of failing to qualify for the favorable U.S. federal income tax treatment generally available to them under the Code and failing to maintain their exemptions from registration under the 1940 Act. REITs (especially mortgage REITs) also are subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

Short-Term Investments

The Fund may invest in any of the following securities and instruments:

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Fund may acquire certificates of deposit, bankers’ acceptances and time deposits in U.S. dollar or foreign currencies. Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. These short-term instruments which the Fund may acquire must, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government. If the Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred if the Fund invests only in debt obligations of U.S. domestic issuers. See “Foreign Investments” above. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located, the possible confiscation or nationalization of foreign deposits, the possible establishment of exchange

29

controls, or the adoption of other foreign governmental restrictions which may adversely affect the payment of principal and interest on these securities.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds and the interest income generated from lending operations. General economic conditions and the quality of loan portfolios affect the banking industry.

As a result of federal and state laws and regulations, domestic banks are required to maintain specified levels of reserves, limited in the amount that they can loan to a single borrower, and are subject to regulations designed to promote financial soundness. However, such laws and regulations may not necessarily apply to foreign banks, thereby affecting the risk involved in bank obligations that the Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment strategies and policies stated above and in the Prospectus, the Fund may invest in interest-bearing time deposits or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

The Fund’s investment in commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality. These rating symbols are described in Appendix A.

Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations, i.e., credit risk. The Adviser may actively expose the Fund to credit risk. However, there can be no guarantee that the Adviser will be successful in making the right selections and thus fully mitigate the impact of credit risk changes on the Fund.

Government Obligations

The Fund may invest in U.S. government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds. U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. government obligations include securities issued or guaranteed by government-sponsored enterprises.

Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities, including

30

government- sponsored enterprises, where it is not obligated to do so. In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Cyber Security Risk

Investment companies, such as the Fund, and its service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber attacks affecting the Fund, the Adviser, the Fund’s custodian or transfer agent, or intermediaries or other third-party service providers may adversely impact the Fund. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses, and cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. While the Fund and its service providers have established business continuity plans and risk management systems designed to prevent or reduce the impact of cyber security attacks, such plans and systems have inherent limitations due in part to the ever-changing nature of technology and cyber security attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Fund cannot control any cyber security plans or systems implemented by its service providers.

Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value.

Operational Risk

The Adviser and other service providers may experience disruptions or operating errors that could negatively impact the Fund. While service providers are required to have appropriate operational risk management policies and procedures, their methods of operational risk management may differ from the Fund’s in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The Adviser, through its monitoring and oversight of service providers, seeks to ensure that service providers take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors. However, it is not possible for the Adviser or the other service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

31

LIBOR Risk
Many financial instruments may be tied to LIBOR to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Regulators and industry working groups have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund's performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Fund.

TEMPORARY INVESTMENTS

The Fund may take temporary defensive measures that are inconsistent with the Fund’s normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political, or other conditions as determined by the Adviser. Such measures could include, but are not limited to, investments in (1) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. government and its agencies, commercial paper, and bank certificates of deposit; (2) repurchase agreements involving any such securities; and (3) other money market instruments. The Fund also may invest in shares of money market mutual funds to the extent permitted under applicable law. Money market mutual funds are investment companies, and the investments in those companies by the Fund are in some cases subject to certain fundamental investment restrictions. As a shareholder in a mutual fund, the Fund will bear its ratable share of its expenses, including management fees, and will remain subject to payment of the fees to the Adviser, with respect to assets so invested. The Fund may not achieve its investment objectives during temporary defensive periods.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. To the extent net short-term capital gains are realized, any distributions resulting from such gains will generally be taxed at ordinary income tax rates for federal income tax purposes.

The Fund’s portfolio turnover rates for the fiscal period or year ended December 31, 2018 and December 31, 2019 was 9% and 2%, respectively.

32

MANAGEMENT OF THE FUND

Board of Directors

The management and affairs of the Fund is supervised by the Board of Directors of the Company. The Board consists of eight individuals, five of whom are not “interested persons” of the Company as that term is defined in the 1940 Act (“Independent Directors). The Board establishes policies for the operation of the Fund and appoints the officers who conduct the daily business of the Fund. The Board has appointed Mr. Jay Kesslen, of the Adviser, as their Anti-Money Laundering Officer.

The Board believes that each of the Director’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Directors lead to the conclusion that each Director should serve in such capacity. Among the attributes common to all Directors is the ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Directors, the Adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Directors. A Director’s ability to perform his duties effectively may have been attained through the Director’s business, consulting, public service and/or academic positions; experience as a board member of the Company, other investment funds, or non-profit entities or other organizations; education or professional training; and/or other life experiences. In addition to these shared characteristics, specific details regarding each Director’s principal occupations during the past five years are included in the table below.

Officers and Directors of the Company are listed below with their ages, addresses, present positions with the Company and principal occupations over at least the last five years. Each Director may be contacted by writing to the Director c/o Kinetics Mutual Funds, Inc., 470 Park Avenue South New York, New York 10016.

Independent Directors

Name, Address and Age	Position(s) Held with Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex(1) Overseen by Director	Other Directorships Held by Director(2)
Steven T. Russell (56) c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Independent Director	Indefinite/ 19 years	Professor of Business Law, Suffolk County Community College (1997 to Present); Lawyer, Private Practice (2010 to present).	17	N/A
Douglas Cohen, CPA (58) c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Independent Director	Indefinite/ 19 years	Chief Financial Officer, Sunrise Credit Services, Inc. (2005 to present).	17	N/A

33

Name, Address and Age	Position(s) Held with Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex(1) Overseen by Director	Other Directorships Held by Director(2)
William J. Graham (58) c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Independent Director	Indefinite/ 19 years	Assistant Town Attorney, Town of Islip (April 2016 to present); Attorney, William J. Graham, PC (2001 to present).	17	N/A
Joseph E. Breslin (66) c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Independent Director	Indefinite/ 19 years	Counsel, White Oak Global Advisors, LLC (2016 to present); J.E. Breslin & Co. – Consulting (2010 to 2016).	17
Trustee, Forethought Variable Insurance Trust (23 portfolios); Trustee, BluArc Multi-Strategy Fund (2014-2017); Chairman and Trustee, Northern Lights Fund Trust IV (21 portfolios); Trustee, Hatteras Alternative Mutual Funds Trust (5 portfolios) (2004-2016); Trustee, Underlying Funds Trust (5 portfolios) (2004-2016); Trustee, Director, Hatteras Master Fund, L.P. (2013-2016); Director, Hatteras Core Alternatives TEI Fund, L.P. (2013-2016); Director, Hatteras Core Alternatives Fund, L.P. (2013-2016); Director, Hatteras Core Alternatives Institutional Fund, L.P. (2013-2016); and Director, Hatteras Core Alternatives TEI Institutional Fund, L.P. (2013-2016).

34

Name, Address and Age	Position(s) Held with Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex(1) Overseen by Director	Other Directorships Held by Director(2)
James M. Breen (61) c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Independent Director	Indefinite/ 11 years	Special Agent, Florida Department of Law Enforcement (FDLE) (2015 to present); Vice President, HBES Consulting, Inc. (2014 to present); Citibank, Senior AML Analyst (2014-2015); Senior Special Agent, Homeland Security Investigations, Miami, FL (2011 to 2014); Assistant Attaché Immigration & Customs Enforcement, Pretoria, South Africa (2008 to 2011).	17	N/A

Interested Directors & Officers

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex(1) Overseen by Director	Other Directorships Held by Director(2)
Murray Stahl(3) (66) c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Director & Secretary	Indefinite/ 19 years	Chairman, FRMO Corp. (2001 to present) (provides consulting services to private investment funds and research services with respect to marketable securities); Chairman and Chief Investment Officer, Horizon Kinetics LLC, (including Horizon Asset Management LLC (investment adviser) (1994 to present); Kinetics Asset Management LLC and Kinetics Advisers, LLC (2000 to 2019); CEO, Horizon Kinetics LLC (2015 to present).	17	Director and Officer of FRMO Corp; Director, Winland Electronics, Inc.; Director and Officer of RENN Fund, Inc. (closed end investment company) (2017-present).

35

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex(1) Overseen by Director	Other Directorships Held by Director(2)
Peter B. Doyle(3) (57) c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Director President & Chairman of the Board	Indefinite/ 17 years	Vice President, Horizon Asset Management LLC (1997-2011); Vice President, FMRO Corp. (2001 to present) (provides consulting services to private investment funds and research services with respect to marketable securities); Managing Director, Horizon Kinetics LLC (including Horizon Asset Management LLC (an SEC-registered investment adviser) (1994 to present); Kinetics Asset Management LLC and Kinetics Advisers LLC (2000 to 2019)); and President of Kinetics Mutual Funds, Inc. (1998 to present).	17	Director and Officer, FRMO Corp.
Leonid Polyakov(3) (61) c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Director & Treasurer	Indefinite/ 17 years	CFO, Kinetics Asset Management LLC (2000 to 2011); CFO and FINOP, Kinetics Funds Distributor LLC (2002 to 2011); Director, Kinetics Advisers, LLC (2000 to 2011).	17	N/A

(1)	The term “fund complex” refers to the Company and the Kinetics Portfolios Trust, a separate registered investment company that has the Adviser in common with the Company.

(2)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or investment companies registered under the 1940 Act.

(3)	Directors who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act because of their association with the Adviser and its affiliates.

36

Officers

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Andrew M. Fishman (70) c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Chief Compliance Officer	Indefinite/15 years
Associate General Counsel, Horizon Kinetics LLC (2011 to present); General Counsel, Horizon Asset Management, Inc. (1997 to 2011); Secretary, Horizon Asset Management, Inc. (2006 to 2011); Chief Compliance Officer, Kinetics Asset Management, Inc. (1999 to 2011); Chief Compliance Officer, Kinetics Advisers, LLC (2000 to 2011).

Jay H. Kesslen (47) c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Vice President and Assistant Secretary	Indefinite/15 years
General Counsel, Horizon Kinetics LLC (including Horizon Asset Management LLC (an SEC-registered investment adviser) (2011 to present), Chief Compliance Officer, Horizon Kinetics LLC (2015-2016), Kinetics Asset Management LLC (2000 to present), Kinetics Advisers LLC (2000 to 2019), Kinetics Funds Distributor LLC (2000 to present), KBD Securities LLC (2000 to present); FRMO Corp. (2014 to present); Chief Compliance Officer, RENN Fund, Inc. (2017 to present).

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Fund rests with the Board of Directors of the Company. The Company, on behalf of the Fund, has engaged the Adviser to manage the Fund on a day-to-day basis. The Board is responsible for overseeing the Adviser and other service providers in the operations of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Company’s Articles of Incorporation and By-laws. The Board meets in-person at regularly scheduled meetings four times each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Directors have also engaged independent legal counsel to assist them in performing their oversight responsibility. The Independent Directors meet with their independent legal counsel in-person during each quarterly in-person board meeting. As described below, the Board has established an Audit Committee and a Pricing Committee, and may establish ad hoc committees or working groups from time to time to assist them in fulfilling their oversight responsibilities.

37

The Board has appointed Peter B. Doyle, an interested Director, to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as liaison with the Company’s service providers, counsel and other Directors generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board does not have a lead independent Director. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview and it allocates areas of responsibility among committees of Directors and the full Board in a manner that enhances effective oversight.

The Fund is subject to a number of risks, including investment, compliance, operational and valuation risks, among others. Risk oversight forms part of the Board’s general oversight of the Company and is addressed as part of various Board and committee activities. Day-to-day risk management functions are subsumed within the responsibilities of the Adviser and other service providers (depending on the nature of the risk), which carry out the Fund’s investment management and business affairs. The Adviser and other service providers employ a variety of processes, procedures and controls to identify various events or circumstances that give rise to risks, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. The Adviser and other service providers have their own independent interests in risk management, and their policies and methods of risk management will depend on their functions and business models. The Board recognizes that it is not possible to identify all of the risks that may affect the Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board requires senior officers of the Company, including the President, Treasurer and Chief Compliance Officer, and the Adviser, to report to the full Board on a variety of matters at regular and special meetings of the Board, including matters relating to risk management. The Board and the Audit Committee also receive regular reports from the Company’s independent registered public accounting firm on internal control and financial reporting matters. The Board also receives reports from certain of the Company’s other primary service providers on a periodic or regular basis, including the Company’s custodian, distributor and administrator. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

Board Committees

The Board has two standing committees as described below:

Audit Committee
Members	Description	# of Meetings during Past Fiscal Year
James M. Breen Joseph E. Breslin Douglas Cohen, CPA* William J. Graham Steven T. Russell	Responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Fund.	The Committee met two times during the year ended December 31, 2019.

38

Pricing Committee
Members	Description	# of Meetings during Past Fiscal Year
James M. Breen Joseph E. Breslin* Douglas Cohen, CPA William J. Graham Steven T. Russell
Responsible for (1) monitoring the valuation of the Fund’s securities and other investments; and (2) as required by the Fund’s valuation policies, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations shall be reported to the full Board.
The Committee met two times during the year ended December 31, 2019.
* Designates the Chairperson of the respective Committee.

Board Interest in the Fund

As of December 31, 2019, the Directors owned the following amounts in the Fund and in all of the Funds overseen by the Directors:

Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds/Portfolios Overseen by Director
INDEPENDENT DIRECTORS
Steven T. Russell	None	None
Douglas Cohen, CPA	None	$50,001-$100,000
William J. Graham	None	$50,0001-$100,000
Joseph E. Breslin	None	$50,001-$100,000
James M. Breen	None	None

Name of Director	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Funds/Portfolios Overseen by Director
INTERESTED DIRECTORS
Murray Stahl	None	Over $100,000
Leonid Polyakov	None	Over $100,000
Peter B. Doyle	None	Over $100,000

Compensation

For their service as Directors of the Company, the Independent Directors receive an aggregate fee of $30,000 per year and $3,000 per Board meeting attended, with an additional $2,000 for each Pricing and/or Audit Committee meeting attended, as well as reimbursement for expenses incurred in connection with attendance at

39

such meetings. In addition, each Committee Chairman of the Company (such as the Audit Committee or Pricing Committee) receives an additional fee of $5,000 per year for his service as chairman. The “interested persons” who serve as Directors of the Company receive no compensation for their service as Directors. None of the executive officers receive compensation from the Fund except the Company’s Chief Compliance Officer. The following table provides compensation information for the Directors for the year-ended December 31, 2019.

Name and Position	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued as Part of Fund/Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors (2)
Interested Directors/Trustees
Murray Stahl(1)	None	None	None	None
Peter B. Doyle(1)	None	None	None	None
Leonid Polyakov(1)	None	None	None	None
Independent Directors/Trustees
Steven T. Russell	None	None	None	$50,000
Douglas Cohen, CPA	None	None	None	$55,000
William J. Graham	None	None	None	$50,000
Joseph E. Breslin	None	None	None	$55,000
James M. Breen	None	None	None	$50,000

(1)	“Interested person” as defined under the 1940 Act.

(2)	Includes compensation paid by Kinetics Portfolios Trust.

Control Persons and Principal Holders of Securities

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any class of the Fund as of April 1, 2020. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund. For all control persons that are companies, the parent company and jurisdiction under which the control person is organized is also provided.

The Kinetics Spin-Off and Corporate Restructuring Fund (No Load Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Robert H. Evans c/o Horizon Kinetics LLC 470 Park Avenue South 3rd Floor New York, NY 10016-6957	N/A	N/A	79.34%	Beneficial
Horizon Kinetics LLC 470 Park Avenue South 3rd Floor New York, NY 10016-6957	N/A	NY	20.66%	Record

40

The Kinetics Spin-Off and Corporate Restructuring Fund (Advisor Class A Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
UBS WM USA 1000 Harbor Boulevard, 8th Floor Weehawken, NJ 07086-6761	UBS Americas Inc.	DE	30.61%	Record
Morgan Stanley Smith Barney LLC For the Exclusive Benefit of its Customers 1 New York Plaza, Floor 12 New York, NY 10004-1901	N/A	N/A	16.07%	Record
Kenneth R. Fisher IRA c/o Horizon Kinetics LLC 470 Park Avenue South 3rd Floor New York, NY 10016-6957	N/A	N/A	11.92%	Beneficial

The Kinetics Spin-Off and Corporate Restructuring Fund (Advisor Class C Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
UBS WM USA 1000 Harbor Boulevard, 8th Floor Weehawken, NJ 07086-6761	UBS Americas Inc.	DE	65.41%	Record
Morgan Stanley Smith Barney, LLC 1 New York Plaza, Floor 12 New York, NY 10004-1965	Morgan Stanley	DE	14.67%	Record
Wells Fargo Clearing Services LLC 2801 Market Street Saint Louis, MO 63103-2523	N/A	N/A	10.96%	Record

The Kinetics Spin-Off and Corporate Restructuring Fund (Institutional Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
UBS WM USA 1000 Harbor Boulevard, 8th Floor Weehawken, NJ 07086	UBS Americas Inc.	DE	48.44%	Record
National Financial Services, LLC 499 Washington Boulevard Jersey City, NJ 07310-1995	Fidelity Global Brokerage Group, Inc.	DE	31.45%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	N/A	N/A	10.56%	Record

Management Ownership

As of December 31, 2019, the Directors and officers of the Company as a group did not own more than 1% of the outstanding shares of the Fund. Furthermore, neither the Independent Directors, nor members of their immediate families, own securities beneficially or of record in the Adviser, the Fund’s distributor, KFD, or any of their respective affiliates.

PROXY VOTING POLICIES

The Company, on behalf of the Fund, has delegated the voting of portfolio securities to the Adviser. The Adviser has adopted policies and procedures for the voting of proxies on behalf of client accounts, including the Fund,

41

for which the Adviser has voting discretion. Pursuant to these policies and procedures, the Adviser’s guiding principles in voting proxies is to ensure that the manner in which proxies are voted is in the best interest of its clients and the value of the investment. To this end, an independent third party proxy service, Institutional Shareholder Services Inc. (“ISS”), has been retained by the Adviser for their fundamental research on the proxy question and subsequent recommendations. Proxies are voted by ISS in accordance with their proxy voting guidelines with the intent of serving the best interests of the Adviser’s clients.

ISS will inform the Adviser’s proxy administrator of any proxies that do not fall within the adopted guidelines. The Adviser’s proxy administrator will send the proxies in question to the portfolio manager for review, documentation of vote rationale, and signature. In the event the designated portfolio manager is unavailable, the proxy will be forwarded to the Chief Investment Strategist for execution.

ISS also updates and revises the Guidelines on a periodic basis, and the revisions are reviewed by the Adviser to determine whether they are consistent with the Adviser’s guiding principles. ISS also assists the Adviser in the proxy voting process by providing operational, recordkeeping and reporting services.

The Adviser is responsible for reviewing its relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS. The Adviser may hire other service providers to replace or supplement ISS with respect to any of the services the Adviser currently receives from ISS.

The Adviser has implemented procedures that are intended to prevent conflicts of interest from influencing proxy voting decisions. These procedures include the Adviser’s use of ISS as an independent third party and a review and approval process for individual decisions that do not follow ISS recommendations.

More Information

The Fund’s actual voting records relating to portfolio securities during the most recent 12‑month period ended June 30 is available without charge, upon request by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the Adviser’s proxy voting policies and procedures are also available on the Fund’s website at www.kineticsfunds.com or by calling toll-free at 1‑800-930-3828 and will be sent within three business days of receipt of a request.

INVESTMENT ADVISER

The Adviser, Horizon Kinetics Asset Management LLC, serves as investment advisor to the Fund pursuant to an investment advisory agreement with the Company (the “Advisory Agreement”). Horizon Kinetics Asset Management LLC, is located at 470 Park Avenue South New York, New York 10016.

Under the Advisory Agreement, the Adviser furnishes investment advice to the Fund by continuously reviewing the securities portfolios and recommending to the Fund to what extent securities should be purchased or sold. Pursuant to the Advisory Agreement, the Adviser:

(1)	renders research, statistical and advisory services to the Fund;

(2)	makes specific recommendations based on the Fund’s investment requirements; and

(3)	pays the salaries of those of the Fund’s employees who may be officers or directors or employees of the Adviser.

The Advisory Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Directors by the vote of the holders of a majority of the outstanding voting securities

42

of the Fund, as applicable. In either event, it must also be approved by a majority of the Directors of the Company who are neither parties to the Advisory Agreement nor “interested persons” of the Company as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser’s investment decisions are made subject to the direction and supervision of the Board of Directors. The Advisory Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund. Ultimate decisions as to the Fund’s investment policies are made by the Fund’s officers and the Directors.

A discussion regarding the basis for the Board of Directors’ approval of the investment advisory agreement for the Fund is available in the Fund’s semi-annual report to shareholders.

Advisory Fees

In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, for services rendered by the Adviser under the Advisory Agreement, the Fund pays the Adviser a fee, payable monthly, in an annual amount equal to 1.00% of the Fund’s average daily net assets.

The Predecessor Fund and the Fund paid the following advisory fees to the Adviser:

Period	Advisory Fee Accrued	Advisory Fee Reduced or Reimbursed	Advisory Fee Retained by Adviser
For the year ended April 30, 2017	$254,491	$242,724	$11,767
For the period ended December 31, 2017*	$149,235	$84,935	$64,300
For the year ended December 31, 2018	$238,911	$91,005	$147,906
For the year ended December 31, 2019	$211,365	$0	$211,365

* The Fund changed its fiscal year end upon conversion. This represents the period 5/1/17 through 12/31/17.

The Adviser has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.50%, 2.25%, 1.25% and 1.45% of the average daily net assets of the Advisor Class A Shares, Advisor Class C Shares, Institutional Class and No Load Class Shares, respectively. This agreement is in effect until May 1, 2021, and may be terminated before that date only by the Company’s Board of Directors. The Fund’s advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years after the date of the waiver or payment.

Any reduction in advisory fees or payment of the Fund’s expenses made by the Advisor in a fiscal year may be reimbursed by the Fund for a period ending three full fiscal years after the date of reduction or payment if the Advisor so requests. This reimbursement may be requested from the Fund if the aggregate amount of operating expenses for a fiscal year, as accrued each month, does not exceed the lesser of (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund’s expenses, or (b) the limitation on Fund expenses at the time of the request. However, the reimbursement amount may not exceed the total amount of fees waived and/or Fund expenses paid by the Adviser and will not include any amounts previously reimbursed to the Adviser by the Fund. Any such reimbursement is contingent upon the Board of Directors’ subsequent review of the reimbursed amounts. The Fund must pay current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or Fund expenses.

43

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Fund as more fully described below. The Fund pays all other expenses, including:

•	fees and expenses of directors not affiliated with the Adviser;

•	legal and accounting fees;

•	interest, taxes, and brokerage commissions; and

•	record keeping and the expense of operating its offices.

Portfolio Managers

Investment Professionals for the Adviser

The Fund is managed by Steven M. Bregman and Murray Stahl.

As of December 31, 2019, information on other accounts managed by the Fund’s portfolio managers is as follows:

Steven M. Bregman

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in Millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in Millions)
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	3	$128.54
Other Accounts	907	$1,138.95	1	$0.18
Murray Stahl

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in Millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in Millions)
Other Registered Investment Companies	3	$207.74	0	$0
Other Pooled Investment Vehicles	1	$32.81	16	$486.41
Other Accounts	805	$1,373.10	63	$48.96

Performance fee accounts are subject to the same allocation principles and the same supervisory review.

Compensation

Portfolio Managers are compensated with a base salary and bonus. The base salary is a fixed amount. Bonuses are subjective and are not tied to performance of the Fund, but instead are based on the overall contribution to the Adviser. The Portfolio Managers also have access to a 401(k) retirement plan. Additionally, certain Portfolio Managers are also equity owners of the Adviser.

44

Material Conflicts of Interest

The portfolio managers are responsible for managing the Fund, as well as other accounts. A portfolio manager may manage a separate account or other pooled investment vehicle that may have a materially higher or lower fee arrangement than the Fund or that may have a performance fee arrangement. The side-by-side management of these accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. In addition, while portfolio managers generally only manage accounts with similar investment strategies, it is possible that due to varying investment restrictions among accounts and for other reasons that certain investments could be made for some accounts and not others or conflicting investment positions could be taken among accounts. The Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. The Adviser seeks to provide best execution of all securities transactions and aggregates and then allocates securities to client accounts in a fair and timely manner. To this end, the Adviser has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

Ownership of the Fund by Portfolio Managers

The following chart sets forth the dollar range of shares owned by each portfolio manager in the Fund as of December 31, 2019:

Name of Portfolio Manager	Dollar Range of Fund shares owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 -$1,000,000, Over $1,000,000)
Steven Bregman	None
Murray Stahl	$100,001 - $500,000
SHAREHOLDER SERVICING

The Adviser has entered into shareholder servicing agreements with the Fund under which the Adviser may perform, or arrange for others to perform, certain shareholder servicing functions. The Adviser has entered into written agreements with shareholder servicing agents that perform shareholder services on behalf of their clients who own shares of the Fund. For these shareholder servicing functions, the Adviser and/or shareholder servicing agents are entitled to receive an annual shareholder servicing fee in the amount of 0.25% of the average daily net assets for each of the No Load Class and Advisor Class A of the Fund and 0.20% of the average daily net assets of the Institutional Class of the Fund. The Adviser has contractually agreed to waive and/or reimburse a portion of the shareholder servicing fee with respect to the Institutional Class in excess of 0.05% of the average daily net assets of the Institutional Class until at least May 1, 2021. The Adviser and/or its affiliates may pay additional compensation from time to time, out of their respective assets and not as an additional charge to the Fund, to selected shareholder servicing agents and other persons in connection with providing services to shareholders of the Fund. For the fiscal year ended April 30, 2017, the Predecessor Fund paid $132,262, in shareholder servicing fees to Service Organizations.

For the fiscal period ended December 31, 2017, the Predecessor Fund and the Fund paid $13,859* in shareholder servicing fees to Service Organizations. Shareholder servicing fees were paid to the Adviser in the amount of $1,803.

45

For the fiscal years ended December 31, 2018 and 2019, the Fund paid $0 in shareholder servicing fees to Service Organizations. Shareholder servicing fees were paid to the Adviser in the amount of $52,565 and $46,224, respectively.

* The Fund changed its fiscal year end upon conversion. This represents the period 5/1/17 through 12/31/17.

46

ADMINISTRATIVE SERVICES

As of December 8, 2017, U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“Fund Services”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as Administrator of the Fund. The Administrator is entitled to receive annual fees, payable monthly, based on the Fund’s average net assets.

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

•	establish and maintain shareholders’ accounts and records,

•	process purchase and redemption transactions,

•	process automatic investments of client account cash balances,

•	answer routine client inquiries regarding the Fund,

•	assist clients in changing dividend options,

•	account designations, and addresses, and

•	providing such other services as the Fund may reasonably request.

The Predecessor Fund paid to a previous Co-Administrator the following fees:

Co-Administration Fees
Fiscal year ended April 30, 2017	$18,428

The Fund paid the Administrator $10,623 for the fiscal period ended December 31, 2017.* For the fiscal years ended December 31, 2018 and 2019, the Fund paid the Administrator $17,600 and $22,511, respectively.

* The Fund changed its fiscal year end upon conversion. This represents the period 5/1/17 through 12/31/17.

As of December 8, 2017, Fund Services also serves as the Fund’s accountant and transfer agent. As such, Fund Services provides certain shareholder services and record management services and acts as the Fund’s dividend disbursement agent.

Distributor
Kinetics Funds Distributor LLC, 470 Park Avenue South, New York, New York 10016, is the distributor of the Fund’s shares. KFD is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. and an affiliate of the Adviser.

47

The following table shows the aggregate amount of brokerage commissions paid and amounts received by the Predecessor Fund’s distributor for the fiscal years indicated below for Class A Shares:

Period	Amount of Commissions	Amount Received
For the year ended April 30, 2016	$14,224	$0
For the year ended April 30, 2017	$59,182	$0

The Fund paid the predecessor Distributor $8,897 and $0 was retained for the period May 1, 2017 through the conversion date of December 3, 2017. The Distributor (KFD) received $0* after the conversion.

The Fund paid the Distributor $63 and $6 was retained for the fiscal years ended December 31, 2018 and 2019, respectively.

* The Fund changed its fiscal year end upon conversion. This represents the period 5/1/17 through 12/31/17.

Distribution Plans
The Company, on behalf of the Fund, has adopted separate Distribution Plans pursuant to Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act (the “Plans”) for each of the Advisor Class A and Advisor Class C shares. Under the Advisor Class A Plan, Advisor Class A shares may pay up to an annual rate of 0.25% of the average daily net asset value (“NAV”) of such shares to the Distributor or other qualified recipient under the Plan. Under the Advisor Class C Plan, Advisor Class C shares may pay an annual rate of 1.00% of the average daily NAV of Advisor Class C shares to the Distributor. The Plans were adopted to facilitate the sale of a sufficient number of shares to allow the Fund to achieve economic viability.

The Plan for the Advisor Class A shares is a “reimbursement” Plan that provides the Company the ability to use assets of the Fund to reimburse KFD and other qualified recipients (e.g., securities dealers, financial institutions and other industry professionals) for any expenses incurred in connection with any activity that is principally intended to result in the sale of the Fund’s shares subject to the Plan up to 0.25% of average daily net assets. The Plan for Advisor Class C shares is a “compensation” type plan that provides the Company with the ability to use assets of the Fund to pay KFD and other qualified recipients (e.g., securities dealers, financial institutions and other industry professionals) fees in the amount of 1.00% of average daily net assets to finance any activity that is principally intended to result in the sale of the Fund’s shares subject to the Plan.

Activities covered by the Plans include:

•	the advertising and marketing of shares of the Fund covered by the Plans;

•	preparing, printing, and distributing Prospectuses and sales literature to prospective shareholders, brokers, or administrators; and

•	implementing and operating the Plans.

The Plans must be renewed annually by the Board of Directors, including a majority of the Directors who have no direct or indirect financial interest in the operation of the Plans (as used in this section, “Independent Directors”), cast in person at a meeting called for that purpose. As long as the Plans are in effect, the Independent Directors must select and nominate other Independent Directors.

The Plans and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval by a majority of the Fund’s outstanding shares covered by the Plans. All material amendments to the Plans or any related agreements must be approved by a vote of the Independent Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

48

KFD is required to report in writing to the Board of Directors, at least quarterly, on the amounts and purpose of any payments made under the Plans. KFD is also required to furnish the Board of Directors with such other information as may reasonably be requested in order to enable the Directors to make an informed determination of whether the Plans should be continued.

The Fund paid $9,431 for Advisor Class A shares and $30,875 for Advisor Class C shares pursuant to the Plans for the fiscal year ended December 31, 2019.

These amounts were accrued and paid to broker-dealers as compensation for distribution services. No payments pursuant to the Plans were made by the Fund for advertising, printing or mailings Prospectuses, or interest or other carrying or finance charges.

CUSTODIAN

U.S. Bank N.A. (“U.S. Bank”), with principal offices at 1555 N. RiverCenter Drive, Suite 302, Milwaukee, WI 53212 is custodian for the securities and cash of the Fund. Under a Custody Agreement with the Fund, U.S. Bank holds the Fund’s assets in safekeeping and keeps all necessary records and documents relating to its duties. U.S. Bank receives annual fees based on the Fund’s average net assets.

U.S. Bank also serves as custodian of the securities and cash held by the Fund pursuant to a Custody Agreement under which U.S. Bank is responsible for the safekeeping and keeps all necessary records and documents relating to its duties.

CODE OF ETHICS

The Company, Kinetics and KFD have each adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act that permits investment personnel subject to the particular Code of Ethics to invest in securities, including securities that may be purchased or held by the Fund for their own accounts.

Valuation of Shares

Shares of the Fund are sold on a continual basis at the NAV per share next computed, plus any applicable sales charge, following acceptance of an order by the Fund. The Fund’s NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr.’s Day, Washington’s Birthday/President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Equity securities are valued each day at the last quoted sales price on the securities principal exchange. If there is no sales price, a security is valued at the last reported bid price. Securities that are listed on the Nasdaq Stock Market Inc. are valued using the NASDAQ Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported bid price. In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the NYSE, “fair value” will be determined in good faith in accordance with procedures approved by the Board of Directors. The Fund may use independent pricing services to assist in calculating the NAV of the Fund’s shares.

Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of

49

the highest bid price and lowest ask price across any of the exchanges on which an option is quoted thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite price is not available, then a quote provided by one of the authorized pricing vendors would be used. If neither a composite price or quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange traded options also will be valued at the mean between the last bid and asked quotations. Securities which have no public market and all other assets of the Fund are considered at such value as the Investment Adviser may determine in good faith, in accordance with the Fund’s valuation procedures as approved by the Company’s Board of Directors.

Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments such as repurchase agreements, demand notes, and money market mutual funds are traded at cost and there are no market values available for those instruments from third parties. Those instruments are priced at cost. Debt securities that are not priced by an independent third party pricing agent shall be valued (a) at the last sale price if such last sale occurred within the previous five business days, and (b) if there was no sale price during the previous five business days, at the average of the bids, or the sole bid if there is only one. Debt securities and other securities which, in the judgment of the Investment Adviser, do not properly represent the value of a security will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Company’s Board of Directors.

Trading in foreign securities may be completed at times when the NYSE is closed. In computing the NAV of the Fund, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the NYSE, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources. In the absence of sales, the last available closing bid will be used. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Company’s Board of Directors. Values of foreign securities are translated from the local currency into U.S. dollars on the basis of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the NYSE. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the NYSE, which events would not be reflected in the computation of the Fund’s NAV. If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Company’s Board of Directors.

The NAV per share of each Class of shares of a Fund is computed by dividing the value of the securities held by the Fund plus any cash or other assets attributable to that Class (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses attributable to that Class) by the total number of shares of that Class outstanding at such time, as shown below:

(Value of Assets of the Class) - (Liabilities of the Class)	=	NAV per share
Shares Outstanding of the Class

50

Marketing and Support Payments

The Adviser, out of its own resources and without additional cost to the Fund or its shareholders, may provide cash payments to certain financial intermediaries who sell shares of the Fund. These payments are in addition to other fees described in the Fund’s Prospectus and this SAI, and are generally provided for shareholder services or marketing support. Payments for marketing support are typically for inclusion of the Fund on sales lists, including electronic sales platforms. Investors may wish to take these payments into account when considering and evaluating recommendations to purchase shares of the Fund.

PORTFOLIO HOLDINGS INFORMATION

The Company, on behalf of the Fund, maintains policies and procedures relating to selective disclosure of portfolio holdings (“Portfolio Holdings Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. These Portfolio Holdings Policies have been approved by the Board of Directors of the Company on behalf of the Fund. Disclosure of the Fund’s complete holdings is required to be made quarterly in the annual report and semi-annual report to Fund shareholders and in the monthly holdings report on Form N-PORT. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. Under the Portfolio Holdings Policies, neither the Company nor any representative of the Company may solicit or accept any compensation or other consideration in connection with Portfolio Holdings.

The Adviser only discloses information concerning securities held by the Fund under the following circumstances:

•
twenty calendar days after the end of each calendar quarter, the Adviser may post (a) the top twenty (20) securities held by the Fund and their respective percentage of the Fund on the Company’s website, (b) the top five (5) performing and the bottom five (5) performing securities held by the Fund, and (c) if the Fund invests primarily in derivatives, cash and fixed income instruments, the top ten (10) derivative and top ten (10) fixed income holdings, along with their respective percentage of net assets in the Fund; and

•
as required by the federal securities laws, the Fund will disclose portfolio holdings in their applicable regulatory filings, including shareholder reports, reports on Forms N-CSR and N-PORT or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

Portfolio holdings information that is not filed with the SEC or posted on the Company’s website may be provided to third parties only if the third party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive. Disclosure to such third parties must be approved in advance by the Company’s or Adviser’s President. The Administrator is responsible for portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other similar services for the Fund, as well as rating and ranking organizations, which will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, individuals, institutional investors, and intermediaries that sell shares of a Fund) only upon approval by the Company’s or Adviser’s President, who must first determine that the Fund has a legitimate business purpose for doing so. In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality. In accordance with the policy, the identity of those recipients who receive non-public portfolio holdings information on an ongoing basis is as follows: the Adviser, the Company’s transfer agent and Administrator – U.S. Bank Global Fund Services, the Company’s independent registered public accounting firm, the Company’s custodian, the Company’s legal counsel and the Company’s proxy voting service. Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g., attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions). Portfolio holdings may also be provided earlier to shareholders and their agents who receive redemptions in kind that reflect a pro rata allocation of all securities held in the portfolio. Third party providers

51

of custodial or accounting services to the Fund may release non-public portfolio holdings information of the Fund only with the permission of the Administrator. From time to time portfolio holdings information may be provided to broker-dealers solely in connection with the Fund seeking portfolio securities trading suggestions. In providing this information reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The Company’s Portfolio Holdings Policies set forth the third parties who receive portfolio holdings information pursuant to ongoing arrangements. Furthermore, the Portfolio Holdings Policies can only be revised by Board approval. The Board will be notified by the Adviser and the Administrator if disclosures are made concerning the Company’s portfolio holdings in contravention of the Company’s Portfolio Holdings Policies.

In determining the existence of a legitimate business purpose, and in order to ensure that the disclosure of the Company’s portfolio holdings is in the best interests of the Company’s shareholders, the following factors, and any additional relevant factors, shall be considered by the Company or its service providers when disclosing non-public portfolio holdings information to selected third parties: (1) whether the disclosure is consistent with the anti-fraud provisions of the federal securities laws; and (2) avoidance of any conflicts of interest between the interests of the Company’s shareholders and the service providers.

Purchasing Shares
Shares of the Fund are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Fund. Shares of the Fund are sold at their NAV plus any applicable sales charge. Except for the Fund itself (through KFD), only investment dealers that have an effective selling agreement with the Fund are authorized to sell shares of the Fund.

Anti-Money Laundering Program

The Fund has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and completing a thorough review of all New Account Application Forms. The Fund will not transact business with any person or legal entity and beneficial owners, if applicable, whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Offering Price of Advisor Class A Shares

A financial intermediary may offer Fund shares subject to variations in or elimination of the Fund sales charges (“variations”), provided such variations are described in the Fund’s Prospectus. All variations described in Appendix A – Financial Intermediary Sales Charge Variations (“Appendix A”) to the Fund’s Prospectus are applied by the identified financial intermediary. Sales charge variations may apply to purchases, sales, exchanges and reinvestments of Fund shares and a shareholder transacting in Fund shares through the financial intermediary identified on Appendix A to the Fund’s Prospectus should read the terms and conditions of Appendix A carefully. A variation that is specific to the financial intermediary is not applicable to shares held directly with the Fund or through another intermediary. Please consult the financial intermediary with respect to any variations listed on Appendix A to the Fund’s Prospectus.

52

The actual sales charge that is paid by an investor on the purchase of Advisor Class A Shares may differ slightly from the sales charge listed above or in the Prospectus due to rounding in the calculations. Contact your broker or dealer for further information.

Advisor Class A Shares – Sales Load Waivers

You will not have to pay a sales charge on purchases of Advisor Class A shares if:

•	You are an employee of a broker-dealer or agent that has a selling agreement with the Distributor;

•	You buy Advisor Class A shares under a wrap program or other all-inclusive program offered by your broker-dealer or agent; or

•	The sales charge is waived by a broker-dealer or agent who has entered into an agreement with the Distributor that allows for load-waived Class A shares purchases.

Please consult your broker-dealer or agent to determine whether you may be eligible for these waivers.

Employees, directors of the Adviser, KFD, the Company or any of their affiliates, and members of the families (including parents, grandparents, siblings, spouses, children, and in-laws) of such entities’ employees, or directors will also not have to pay a sales charge on Advisor Class A shares.

Advisor Class A Shares – Reducing the Sales Charge

Advisor Class A shares of the Fund are sold at their NAV plus a sales charge as described in the Prospectus. Shareholders can reduce the sales charge on purchases of Advisor Class A shares by:

•	purchasing larger quantities of shares or putting a number of purchases together to obtain the discounts

•	signing a 13-month letter of intent

•	using the reinvestment privilege

•	making concurrent purchases

Certain broker-dealers may reduce sales charges under certain circumstances. Consult your broker-dealer. For the variations applicable to shares offered through a financial intermediary, please see “Appendix A – Financial Intermediary Sales Charge Variations” in the Fund’s Prospectus.

Large Purchases and Quantity Discounts. As indicated in the Prospectus, the more Advisor Class A shares a shareholder purchases, the smaller the sales charge per share. Shareholders who purchase $1 million or more worth of Class A shares will pay no initial sales charge. If a shareholder purchases Advisor Class A shares on the same day as his or her spouse or children under 21, all such purchases will be combined in calculating the sales charges.

Also, if shareholders later purchase additional shares of a Fund, the purchases will be added together with the amount already invested in the Fund. For example, if a shareholder already owns shares of the Fund with a value at the current NAV of $40,000 and subsequently purchases $10,000 more of that same Fund at the current NAV, the sales charge on the additional purchase would be 4.75%, not 5.75% as shown in the Prospectus. At the time of purchasing additional purchases, shareholders should inform the Fund in writing that they already own Advisor Class A shares of the Fund.

Signing a Letter of Intent. If investors intend to purchase at least $50,000 of Advisor Class A shares over the next 13 months, they should consider signing a letter of intent (“LOI”) to reduce the sales charge. A letter of intent includes a provision providing for the assessment of the sales charge for each purchase based on the amount you intend to purchase within the 13-month period. It also allows the custodian to hold the maximum sales charge (i.e., 5.75%) in shares in escrow until the purchases are completed. The shares held in escrow in the

53

investor’s account will be released when the 13-month period is over. If the investor does not purchase the amount stated in the letter of intent, the Fund will redeem the appropriate number of escrowed shares to cover the difference between the sales charge paid and the sales charge applicable to the individual purchases had the LOI not been in effect. Any remaining escrow shares will be released from escrow.

The letter of intent does not obligate the investor to purchase shares, but simply allows the investor to take advantage of the lower sales charge applicable to the total amount intended to be purchased. Any shares purchased within 90 days of the date you establish a letter of intent may be used as credit toward fulfillment of the letter of intent, but the reduced sales charge will only apply to new purchases made on or after that date. The investor’s prior trade prices will not be adjusted.

Reinvestment Privilege. If Advisor Class A shares of the Fund have been redeemed, the investor has a one‑time right, within 60 days, to reinvest the redemption proceeds at the next‑determined NAV without any sales charge. Shareholders should inform the Fund, in writing, that they are reinvesting so that they will not be overcharged.

Concurrent Purchases. Another way to reduce the sales charge is to combine purchases made at the same time in a Fund and one or more other funds offered by the Company that apply sales charges. For example, if an investor invests $30,000 in Advisor Class A shares of one of the Funds, and $70,000 in Advisor Class A shares of another Fund offered by the Company, the sales charge would be lower. Investors should inform the Fund in writing about the concurrent purchases so that they will not be overcharged.

Broker-Dealer Purchases. Purchases of Advisor Class A shares may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are pre-approved through an existing agreement between the investment adviser, broker or financial planner and the Fund’s distributor, and purchases are placed through an omnibus account with the Fund; (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent or (iii) in other circumstances at the Fund’s discretion. Such purchases may also be made for retirement and deferred compensation plans and trusts used to fund those plans.

Involuntary Redemptions. The Fund reserves the right to redeem shares of accounts where the account balance is less than $1,000 with respect to the No Load, Advisor Class A and Advisor Class C shares and less than $100,000 with respect to the Institutional Class. See the Prospectus for more information on accounts with low balances.

Exchange Privilege

Shareholders may exchange shares of a Fund for shares of any other Fund offered by the Company. Exercising the exchange privilege is treated as a sale for federal income tax purposes and you may realize short or long‑term capital gains or losses on the exchange. An exchange of Fund shares held for 30 days or less may be subject to a 2.00% redemption fee.

Shareholders may exchange shares by telephone or in writing as follows:

•	By Telephone

You may exchange shares by telephone only if the shareholders registered on your account are the same shareholders registered on the account into which you are exchanging. Exchange requests must be received before 4:00 p.m. Eastern time to be processed that day.

54

•	In Writing

You may send your exchange request in writing. Please provide the Fund name and account number for each of the Funds involved in the exchange and make sure the letter of instruction is signed by all shareholders on the account.

Generally, you may only exchange No Load shares for No Load shares, Institutional Class shares for Institutional Class shares, Advisor Class A shares for Advisor Class A shares and Advisor Class C shares for Advisor Class C shares. In all cases involving Advisor Class A share exchanges, shareholders will be required to pay a sales charge only once, assuming they are not eligible for a sales charge waiver.

NOTE: The Fund may modify or terminate the exchange privilege at any time upon 60 days’ prior notice to shareholders. Investors may have difficulty making exchanges by telephone through brokers or banks during times of drastic market changes. If you cannot contact your broker or bank by telephone, you should send your request in writing via overnight mail.

Stock Certificates and Confirmations

The Fund does not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder’s address of record.

Special Incentive Programs

At various times the Fund may implement programs under which a dealer’s sales force may be eligible to (a) win nominal awards for certain sales efforts or as part of recognition programs conforming to criteria established by the Fund, or (b) participate in sales programs sponsored by the Fund. In addition, the Adviser, in its discretion, may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These programs will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

Investing Through Authorized Brokers or Dealers

The Fund may authorize one or more brokers to accept purchase orders on a shareholder’s behalf. Brokers are authorized to designate intermediaries to accept orders on the Fund’s behalf. An order is deemed to be received when an authorized broker or agent accepts the order. Orders will be priced at the Fund’s NAV next computed after they are accepted by an authorized broker or agent.

For all classes other than the Institutional Class, if any authorized dealer receives an order of at least $1,000, the dealer may contact the Fund directly. Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Fund by 4:00 p.m. Eastern Time on that day will be effected at the NAV per share determined as of the close of trading on the NYSE on that day. Otherwise, the orders will be effected at the next determined NAV. It is the dealer’s responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. Eastern Time.

55

Redemption of Shares
To redeem shares, shareholders may send a written request in “good order” to:

Kinetics Mutual Funds, Inc.
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
1-800-930-3828

A written request in “good order” to redeem shares must include:

•	the shareholder’s name,

•	the name of the Fund;

•	the account number;

•	the share or dollar amount to be redeemed; and

•	signatures by all shareholders on the account.

The proceeds will be wired or sent via electronic funds transfer through the ACH network to the bank account of record or sent to the address of record within seven days.

If shareholders request redemption proceeds be sent to an address or bank other than that on record with the Fund or proceeds be made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

•	a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation (“FDIC”);

•	a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;

•	a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

•	any other “eligible guarantor institution” as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Redemption Fees

The Fund is designed for long-term investors willing to accept the risks associated with a long-term investment. The Fund is not designed for short-term traders.

For these reasons, the Fund assesses a 2.00% fee on the redemption or exchange of Fund shares held for 30 days or less. These fees will be paid to the Fund to help offset transaction costs. The Fund reserves the right to waive the redemption fee, subject to its sole discretion in instances it deems not to be disadvantageous to the Fund.

The Fund will use the first-in, first-out (“FIFO”) method to determine the 30-day holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is 30 days or less, the redemption fee will be assessed using the current NAV

56

of those shares. The redemption fee will be applied on redemptions and exchanges of each investment made by a shareholder that does not remain in a Fund for a 30-day period from the date of purchase.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Fund’s systematic programs, as these transactions are typically de minimis. This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Fund in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Fund in an omnibus account. The redemption fee will also not be assessed to accounts of the Adviser or its affiliates used to capitalize the Fund as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Fund. In addition, the Fund is authorized to waive redemption fees for redemptions to asset allocation programs, wrap fee programs and other investment programs offered by financial institutions. Although frequent purchases and redemptions of Fund shares are generally permitted, the Fund only intends to waive redemption fees for redemptions the Fund reasonably believes do not raise frequent trading or market timing concerns.

Brokerage
The Fund’s assets are invested by the Adviser in a manner consistent with the Portfolio’s investment objective, strategies, policies and restrictions and with any instructions the Board of Directors may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Fund.

Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions may involve the payment by the Adviser, on behalf of the Fund, of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over‑the‑counter markets, but the price paid by the Adviser usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Adviser on behalf of the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

U.S. government securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.

In placing orders for the purchase and sale of portfolio securities for the Fund, the Adviser seeks to obtain the best price and execution, taking into account such factors as price, size of order, difficulty and risk of execution and operational facilities of the firm involved. For securities traded in the over-the-counter markets, the Adviser deals directly with the dealers who make markets in these securities unless better prices and execution are available elsewhere. The Adviser negotiates commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the Adviser generally seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commissions available. The Company’s Board of Directors periodically reviews the commission rates and allocation of orders.

When consistent with the objectives of best price and execution, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both orally and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser,

57

the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts that they manage, as opposed to solely benefiting one specific managed fund or account.

From time-to-time, the Adviser may effect transactions in portfolio securities with executing brokers that may also promote or sell shares of the Fund (“selling brokers”) pursuant to policies adopted by the Company’s Board of Directors. These policies provide that the Adviser shall not (i) take into consideration the promotion or sale of the Fund’s shares as a factor in selecting executing brokers for the Fund, (ii) enter into an arrangement or understanding (whether oral or written) pursuant to which the Adviser directs, or is expected to direct, portfolio securities transactions or any other remuneration (as described below) to any broker or dealer in consideration for the promotion or sale of the Fund, and (iii) enter into a “step out” or any other type of arrangement under which a portion of the Fund’s commission is directed to the selling brokers for the purpose of compensating such brokers for promoting or selling shares of the Fund. This prohibition applies to all transactions whether such transaction involves a commission, mark-up, mark down, other fee or portion of another fee paid or to be paid from a transaction effected through an executing broker.

The following table represents the total brokerage commissions paid by the Predecessor Fund for the fiscal year ended April 30, 2017:

Broker Commissions
For the fiscal year ended April 30, 2017	$13,839

The Fund paid $33 in brokerage commissions during the fiscal period ended December 31, 2017. The Fund paid $3,981 and $2,966 in brokerage commissions during the fiscal years ended December 31, 2018 and 2019, respectively.

Taxes
The following summarizes certain additional income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisor with specific reference to their own tax situations.

The discussions of the federal income tax consequences in the Prospectus and this SAI are based on the Internal Revenue Code (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

Federal – General Information

The Fund has elected to be treated and intends to qualify for each taxable year as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, the Fund generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, the Fund must meet three important tests each year.

First, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or

58

securities or foreign currencies, other income derived with respect to its business of investing in stock, securities, or currencies or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of the Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, the Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

The Fund intends to comply with this distribution requirement. If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

If for any taxable year the Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

Taxation of Certain Financial Instruments

The tax principles applicable to transactions in financial instruments, such as futures contracts and options, that may be engaged in by the Fund, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. The tax consequences of such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares of the PFIC.

For the year ended December 31, 2019, the Fund had short-term and long-term capital loss carryforwards that may be carried forward indefinitely in the amounts of $283,493 and $436,829, respectively.

State and Local Taxes

Although the Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices

59

are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund could be subject to the tax laws of such states or localities.

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP, Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102 serves as the Fund’s independent registered public accounting firm. Its services include an audit of the Fund’s financial statements and the performance of other related audit and tax services.

Financial Statements
The Fund’s annual report to shareholders for the fiscal year ended December 31, 2019 has been filed with the SEC. The financial statements, notes thereto and Report of Independent Registered Public Accounting Firm included in the Annual Report are incorporated by reference into this SAI and is available by following the hyperlink to the Annual Report .

Financial statements certified by the Fund’s independent registered public accounting firm will be submitted to shareholders at least annually.

60

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

An S&P Global Ratings short-term issue credit rating is generally assigned to those obligations considered short-term in the relevant market. The following summarizes the rating categories used by S&P Global Ratings for short-term issues:

“A-1” - A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” - A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

“A-3” - A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

“B” - A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” - A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

“D” - A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed exchange offer.

Local Currency and Foreign Currency Ratings - S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer will differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

“NR” - This indicates that a rating has not been assigned or is no longer assigned.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

61

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

“NR” - Is assigned to an unrated issuer.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” - Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” - Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” - Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” - Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” - Securities possess high short-term default risk. Default is a real possibility.

“RD” - Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

“D” - Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Plus (+) or minus (-) - The “F1” rating may be modified by the addition of a plus (+) or minus (-) sign to show the relative status within that major rating category.

“NR” - Is assigned to an unrated issue of a rated issuer.

The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative

62

and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

“R-1 (middle)” - Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

“R-1 (low)” - Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” - Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

“R-2 (middle)” - Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” - Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” - Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” - Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” - Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” - Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Credit Ratings

The following summarizes the ratings used by S&P Global Ratings for long-term issues:

“AAA” - An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

63

“AA” - An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

“A” - An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

“BBB” - An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” - Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

“BB” - An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

“B” - An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

“CCC” - An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

“CC” - An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” - An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

“D” - An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Plus (+) or minus (-) - The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

“NR” - This indicates that a rating has not been assigned, or is no longer assigned.

Local Currency and Foreign Currency Risks - S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its

64

local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more. Such ratings reflect both on the likelihood of default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” - Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” - Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” - Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” - Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” - Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” - Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” - Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” - Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” - Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

“NR” - Is assigned to unrated obligations.

The following summarizes long-term ratings used by Fitch:

“AAA” - Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” - Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” - Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

65

“BBB” - Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

“BB” - Securities considered to be speculative. “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” - Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present.

“CCC” - A “CCC” rating indicates that substantial credit risk is present.

“CC” - A “CC” rating indicates very high levels of credit risk.

“C” - A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings but are instead rated in the “CCC” to “C” rating categories, depending on their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

“NR” - Is assigned to an unrated issue of a rated issuer.

The DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by DBRS for long-term debt:

“AAA” - Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” - Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

“A” - Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” - Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

“BB” - Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

66

“B” - Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” - Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” - A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” - A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” - A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” - A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

“D” - This rating is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Moody’s uses the global short-term Prime rating scale (listed above under Short-Term Credit Ratings) for commercial paper issued by U.S. municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.

For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales, the Municipal Investment Grade (“MIG”) and Variable Municipal Investment Grade (“VMIG”) scales provided below.

Moody’s uses the MIG scale for U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. Under certain circumstances, Moody’s uses the MIG scale for bond anticipation notes with maturities of up to five years.

67

MIG Scale

“MIG-1” - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

“NR” - Is assigned to an unrated obligation.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interests payments. The short-term demand obligation rating addresses the ability of the issuer or the liquidity provider to make payments associated with the purchase-price-upon demand feature (“demand feature”) of the VRDO. The short-term demand obligation rating uses the VMIG scale. VMIG ratings with liquidity support use as an input the short-term Counterparty Risk Assesment of the support provider, or the long-term rating of the underlying obligor in the absence of third party liquidity support. Transitions of VMIG Ratings of demand obligations with conditional liquidity support differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

Moody’s typically assigns the VMIG short-term demand obligation rating if the frequency of the demand feature is less than every three years. If the frequency of the demand feature is less than three years but the purchase price is payable only with remarketing proceeds, the short-term demand obligation rating is “NR”.

“VMIG-1” - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” - Is assigned to an unrated obligation.

68

About Credit Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.

Fitch’s credit ratings relating to issuers are an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign financial, bank, insurance, and public finance entities (including supranational and sub-national entities) and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

Credit ratings provided by DBRS are forward-looking opinions about credit risk which reflect the creditworthiness of an issuer, rated entity, security and/or obligation. Credit ratings are not statements of fact. While historical statistics and performance can be important considerations, credit ratings are not based solely on such; they include subjective considerations and involve expectations for future performance that cannot be guaranteed. To the extent that future events and economic conditions do not match expectations, credit ratings assigned to issuers, entities, securities and/or obligations can change. Credit ratings are also based on approved and applicable methodologies (“Methodologies”), which are periodically updated and when material changes are deemed necessary, this may also lead to rating changes.

Credit ratings typically provide an opinion on the risk that investors may not be repaid in accordance with the terms under which the obligation was issued. In some cases, credit ratings may also include consideration for the relative ranking of claims and recovery, should default occur. Credit ratings are meant to provide opinions on relative measures of risk and are not based on expectations of any specific default probability, nor are they meant to predict such.

The data and information on which DBRS bases its opinions is not audited or verified by DBRS, although, DBRS conducts a reasonableness review of information received and relied upon in accordance with its Methodologies and policies.

DBRS uses rating symbols as a concise method of expressing its opinion to the market, but there are a limited number of rating categories for the possible slight risk differentials that exist across the rating spectrum and DBRS does not assert that credit ratings in the same category are of “exactly” the same quality.

69